UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08895

Voya Funds Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya GNMA Income Fund Class A - LEXNX

Voya GNMA Income Fund Class C - LEGNX

Voya GNMA Income Fund Class I - LEINX

Voya GNMA Income Fund Class R6 - VGMBX

Voya GNMA Income Fund Class W - IGMWX

Voya Government Money Market Fund Class A - VYAXX

Voya Government Money Market Fund Class C - VYBXX

Voya Government Money Market Fund Class I - VYCXX

Voya Government Money Market Fund Class R6 - VYHXX

Voya Government Money Market Fund Class W - VYGXX

Voya High Yield Bond Fund Class A - IHYAX

Voya High Yield Bond Fund Class C - IMYCX

Voya High Yield Bond Fund Class I - IHYIX

Voya High Yield Bond Fund Class R - IRSTX

Voya High Yield Bond Fund Class R6 - VHYRX

Voya High Yield Bond Fund Class W - IHYWX

Voya Intermediate Bond Fund Class A - IIBAX

Voya Intermediate Bond Fund Class C - IICCX

Voya Intermediate Bond Fund Class I - IICIX

Voya Intermediate Bond Fund Class R - IIBOX

Voya Intermediate Bond Fund Class R6 - IIBZX

Voya Intermediate Bond Fund Class W - IIBWX

Voya Short Duration High Income Fund Class A - VVJBX

Voya Short Duration High Income Fund Class C - VVJGX

Voya Short Duration High Income Fund Class I - VVJCX

Voya Short Duration High Income Fund Class R6 - VVJDX

Voya Short Duration High Income Fund Class W - VVJWX

Voya Short Duration Bond Fund Class A - IASBX

Voya Short Duration Bond Fund Class C - ICSBX

Voya Short Duration Bond Fund Class I - IISBX

Voya Short Duration Bond Fund Class R - VSTRX

Voya Short Duration Bond Fund Class R6 - IGZAX

Voya Short Duration Bond Fund Class W - IWSBX

Voya Strategic Income Opportunities Fund Class A - ISIAX

Voya Strategic Income Opportunities Fund Class C - ISICX

Voya Strategic Income Opportunities Fund Class I - IISIX

Voya Strategic Income Opportunities Fund Class R - ISIRX

Voya Strategic Income Opportunities Fund Class R6 - VSIRX

Voya Strategic Income Opportunities Fund Class W - ISIWX

Voya VACS Series CB Fund VACS Series - VVCBX

Voya VACS Series HYB Fund Portfolio - VVITX

Class A: LEXNX

Voya GNMA Income Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$86	0.84%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the Bloomberg GNMA Index. Underperformance was driven by security selection decisions, while sector allocation decisions contributed.

↑ Top contributors to performance: Negative cash position.

↓ Top detractors from performance: Allocation to collateralized mortgage obligations (CMO) and security selection within GNMA.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
2016	$9,751	$10,000	$10,000	$10,000
2017	$9,795	$10,044	$10,044	$10,009
2018	$9,802	$10,052	$10,165	$10,037
2019	$10,180	$10,440	$10,620	$10,485
2020	$10,733	$11,007	$11,568	$11,201
2021	$10,849	$11,126	$11,650	$11,160
2022	$10,376	$10,641	$11,167	$10,647
2023	$9,906	$10,158	$10,633	$10,170
2024	$10,024	$10,280	$10,814	$10,338
2025	$10,560	$10,829	$11,341	$10,873
2026	$11,065	$11,347	$11,835	$11,472

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	2.17%	-0.12%	1.02%
Class A - Excluding Sales Charge	4.78%	0.39%	1.27%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg GNMA Index	5.51%	0.55%	1.38%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$1,069,969,812
  # of Portfolio Holdings804
  Portfolio Turnover Rate432%
  Investment Advisory Fees Paid$3,821,955

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Ginnie Mae, 5.000%, 05/15/56	10.2%
Ginnie Mae, 5.500%, 05/20/56	8.9%
Ginnie Mae, 6.000%, 05/15/56	6.5%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 3.000%, 04/20/56	2.5%
Ginnie Mae - Class FE, 4.923%, 01/20/55	2.0%
Ginnie Mae - Class EZ, 6.000%, 09/20/63	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%
Ginnie Mae, 2.500%, 10/20/51	1.8%
Ginnie Mae - Class LF, 4.923%, 06/20/55	1.7%

Investment Type Allocation

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(30.0)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	61.9%
U.S. Government Agency Obligations	64.5%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026.For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: LEXNX

Voya GNMA Income Fund

92913L692-AR

Class C: LEGNX

Voya GNMA Income Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$162	1.59%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the Bloomberg GNMA Index. Underperformance was driven by security selection decisions, while sector allocation decisions contributed.

↑ Top contributors to performance: Negative cash position.

↓ Top detractors from performance: Allocation to collateralized mortgage obligations (CMO) and security selection within GNMA.

Total Return Based on $10,000 Investment

Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$9,963	$9,963	$10,044	$10,009
2018	$9,907	$9,907	$10,165	$10,037
2019	$10,201	$10,201	$10,620	$10,485
2020	$10,677	$10,677	$11,568	$11,201
2021	$10,723	$10,723	$11,650	$11,160
2022	$10,176	$10,176	$11,167	$10,647
2023	$9,638	$9,638	$10,633	$10,170
2024	$9,681	$9,681	$10,814	$10,338
2025	$10,198	$10,198	$11,341	$10,873
2026	$10,685	$10,685	$11,835	$11,472

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	2.87%	-0.37%	0.67%
Class C - Excluding Sales Charge	3.87%	-0.37%	0.67%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg GNMA Index	5.51%	0.55%	1.38%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$1,069,969,812
  # of Portfolio Holdings804
  Portfolio Turnover Rate432%
  Investment Advisory Fees Paid$3,821,955

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Ginnie Mae, 5.000%, 05/15/56	10.2%
Ginnie Mae, 5.500%, 05/20/56	8.9%
Ginnie Mae, 6.000%, 05/15/56	6.5%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 3.000%, 04/20/56	2.5%
Ginnie Mae - Class FE, 4.923%, 01/20/55	2.0%
Ginnie Mae - Class EZ, 6.000%, 09/20/63	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%
Ginnie Mae, 2.500%, 10/20/51	1.8%
Ginnie Mae - Class LF, 4.923%, 06/20/55	1.7%

Investment Type Allocation

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(30.0)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	61.9%
U.S. Government Agency Obligations	64.5%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026.For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: LEGNX

Voya GNMA Income Fund

92913L726-AR

Class I: LEINX

Voya GNMA Income Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$55	0.54%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the Bloomberg GNMA Index. Underperformance was driven by security selection decisions, while sector allocation decisions contributed.

↑ Top contributors to performance: Negative cash position.

↓ Top detractors from performance: Allocation to collateralized mortgage obligations (CMO) and security selection within GNMA.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
2016	$250,000	$250,000	$250,000
2017	$251,891	$251,100	$250,225
2018	$252,825	$254,113	$250,926
2019	$263,332	$265,497	$262,117
2020	$278,469	$289,206	$280,019
2021	$282,644	$291,260	$279,011
2022	$270,838	$279,172	$266,177
2023	$259,708	$265,828	$254,252
2024	$263,305	$270,342	$258,445
2025	$278,566	$283,533	$271,831
2026	$292,750	$295,863	$286,796

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.09%	0.70%	1.59%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg GNMA Index	5.51%	0.55%	1.38%

Fund Statistics

  Total Net Assets$1,069,969,812
  # of Portfolio Holdings804
  Portfolio Turnover Rate432%
  Investment Advisory Fees Paid$3,821,955

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Ginnie Mae, 5.000%, 05/15/56	10.2%
Ginnie Mae, 5.500%, 05/20/56	8.9%
Ginnie Mae, 6.000%, 05/15/56	6.5%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 3.000%, 04/20/56	2.5%
Ginnie Mae - Class FE, 4.923%, 01/20/55	2.0%
Ginnie Mae - Class EZ, 6.000%, 09/20/63	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%
Ginnie Mae, 2.500%, 10/20/51	1.8%
Ginnie Mae - Class LF, 4.923%, 06/20/55	1.7%

Investment Type Allocation

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(30.0)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	61.9%
U.S. Government Agency Obligations	64.5%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026.For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: LEINX

Voya GNMA Income Fund

92913L734-AR

Class R6: VGMBX

Voya GNMA Income Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$52	0.51%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the Bloomberg GNMA Index. Underperformance was driven by security selection decisions, while sector allocation decisions contributed.

↑ Top contributors to performance: Negative cash position.

↓ Top detractors from performance: Allocation to collateralized mortgage obligations (CMO) and security selection within GNMA.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
7/31/2020	$1,000,000	$1,000,000	$1,000,000
2021	$1,006,406	$964,357	$993,129
2022	$965,562	$924,336	$947,445
2023	$924,877	$880,153	$905,000
2024	$938,182	$895,097	$919,922
2025	$993,059	$938,774	$967,571
2026	$1,044,148	$979,597	$1,020,836

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	Since Inception (7/31/2020)
Class R6	5.14%	0.74%	0.77%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	-0.36%
Bloomberg GNMA Index	5.51%	0.55%	0.36%

Fund Statistics

  Total Net Assets$1,069,969,812
  # of Portfolio Holdings804
  Portfolio Turnover Rate432%
  Investment Advisory Fees Paid$3,821,955

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Ginnie Mae, 5.000%, 05/15/56	10.2%
Ginnie Mae, 5.500%, 05/20/56	8.9%
Ginnie Mae, 6.000%, 05/15/56	6.5%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 3.000%, 04/20/56	2.5%
Ginnie Mae - Class FE, 4.923%, 01/20/55	2.0%
Ginnie Mae - Class EZ, 6.000%, 09/20/63	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%
Ginnie Mae, 2.500%, 10/20/51	1.8%
Ginnie Mae - Class LF, 4.923%, 06/20/55	1.7%

Investment Type Allocation

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(30.0)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	61.9%
U.S. Government Agency Obligations	64.5%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026.For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VGMBX

Voya GNMA Income Fund

92913L577-AR

Class W: IGMWX

Voya GNMA Income Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$60	0.59%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the Bloomberg GNMA Index. Underperformance was driven by security selection decisions, while sector allocation decisions contributed.

↑ Top contributors to performance: Negative cash position.

↓ Top detractors from performance: Allocation to collateralized mortgage obligations (CMO) and security selection within GNMA.

Total Return Based on $10,000 Investment

Table Summary
	Class W	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
2016	$10,000	$10,000	$10,000
2017	$10,072	$10,044	$10,009
2018	$10,105	$10,165	$10,037
2019	$10,521	$10,620	$10,485
2020	$11,120	$11,568	$11,201
2021	$11,281	$11,650	$11,160
2022	$10,805	$11,167	$10,647
2023	$10,357	$10,633	$10,170
2024	$10,495	$10,814	$10,338
2025	$11,098	$11,341	$10,873
2026	$11,657	$11,835	$11,472

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class W	5.04%	0.66%	1.55%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg GNMA Index	5.51%	0.55%	1.38%

Fund Statistics

  Total Net Assets$1,069,969,812
  # of Portfolio Holdings804
  Portfolio Turnover Rate432%
  Investment Advisory Fees Paid$3,821,955

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Ginnie Mae, 5.000%, 05/15/56	10.2%
Ginnie Mae, 5.500%, 05/20/56	8.9%
Ginnie Mae, 6.000%, 05/15/56	6.5%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 3.000%, 04/20/56	2.5%
Ginnie Mae - Class FE, 4.923%, 01/20/55	2.0%
Ginnie Mae - Class EZ, 6.000%, 09/20/63	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%
Ginnie Mae, 2.500%, 10/20/51	1.8%
Ginnie Mae - Class LF, 4.923%, 06/20/55	1.7%

Investment Type Allocation

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(30.0)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	61.9%
U.S. Government Agency Obligations	64.5%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026.For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IGMWX

Voya GNMA Income Fund

92913L767-AR

Class A: VYAXX

Voya Government Money Market Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$36	0.35%

Fund Statistics

  Total Net Assets$473,865,511
  # of Portfolio Holdings32
  Investment Advisory Fees Paid$813,159

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	11.1%
U.S. Treasury Repurchase Agreements	22.6%
U.S. Treasury Debt	29.7%
U.S. Government Agency Debt	36.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VYAXX

Voya Government Money Market Fund

92913L379-AR

Class C: VYBXX

Voya Government Money Market Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$137	1.35%

Fund Statistics

  Total Net Assets$473,865,511
  # of Portfolio Holdings32
  Investment Advisory Fees Paid$813,159

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	11.1%
U.S. Treasury Repurchase Agreements	22.6%
U.S. Treasury Debt	29.7%
U.S. Government Agency Debt	36.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VYBXX

Voya Government Money Market Fund

92913L361-AR

Class I: VYCXX

Voya Government Money Market Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$36	0.35%

Fund Statistics

  Total Net Assets$473,865,511
  # of Portfolio Holdings32
  Investment Advisory Fees Paid$813,159

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	11.1%
U.S. Treasury Repurchase Agreements	22.6%
U.S. Treasury Debt	29.7%
U.S. Government Agency Debt	36.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VYCXX

Voya Government Money Market Fund

92913L353-AR

Class R6: VYHXX

Voya Government Money Market Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$36	0.35%

Fund Statistics

  Total Net Assets$473,865,511
  # of Portfolio Holdings32
  Investment Advisory Fees Paid$813,159

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	11.1%
U.S. Treasury Repurchase Agreements	22.6%
U.S. Treasury Debt	29.7%
U.S. Government Agency Debt	36.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYHXX

Voya Government Money Market Fund

92913L213-AR

Class W: VYGXX

Voya Government Money Market Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$36	0.35%

Fund Statistics

  Total Net Assets$473,865,511
  # of Portfolio Holdings32
  Investment Advisory Fees Paid$813,159

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	11.1%
U.S. Treasury Repurchase Agreements	22.6%
U.S. Treasury Debt	29.7%
U.S. Government Agency Debt	36.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VYGXX

Voya Government Money Market Fund

92913L320-AR

Class A: IHYAX

Voya High Yield Bond Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$108	1.05%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the ICE BofA U.S. High Yield Index.

↑ Top contributors to performance: For the period ending June 17, 2025, security selection within energy,  retailers & industrials contributed.   For the period from June 17, 2025 - March 31, 2026, underweight in CCC rated bonds was a relative performance tailwind. Industries helping performance in the period included chemicals, technology, as well as printing & publishing. Within chemicals, relative strength was attributable to both security selection as well as an industry underweight. Exposure to several outperforming issuers in data center operations & cloud computing drove gains in technology. Underweight positioning had the largest positive impact on relative performance in printing & publishing.

↓ Top detractors from performance: For the period ending June 17, 2025, offsetting detractors included selection & overweight position within media &  entertainment, as well as selection in building products.  For the period from June 17, 2025 - March 31, 2026, industries detracting the most from relative performance in the period were healthcare, energy, & telecommunications.   The primary source of weakness in healthcare was exposure to an underperforming pharmaceutical issue, with some additional detraction stemming from an industry underweight. Across both energy and telecommunications, underweight positioning &  broad security selection each had comparable negative impacts on relative performance.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2016	$9,744	$10,000	$10,000	$10,000	$10,000
2017	$10,926	$11,213	$10,044	$11,688	$11,639
2018	$11,201	$11,495	$10,165	$12,119	$12,079
2019	$11,764	$12,073	$10,620	$12,839	$12,795
2020	$11,086	$11,377	$11,568	$11,882	$11,907
2021	$13,277	$13,625	$11,650	$14,651	$14,723
2022	$13,194	$13,540	$11,167	$14,608	$14,626
2023	$12,525	$12,854	$10,633	$14,088	$14,136
2024	$13,639	$13,997	$10,814	$15,643	$15,713
2025	$14,529	$14,910	$11,341	$16,832	$16,921
2026	$15,430	$15,835	$11,835	$17,993	$18,107

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	3.49%	2.54%	4.43%
Class A - Excluding Sales Charge	6.20%	3.05%	4.70%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield Index	6.90%	4.19%	6.05%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.01%	4.22%	6.12%

Effective, June 16, 2025, the secondary benchmark was changed from Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index to the ICE BofA U.S. High Yield Index.

Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$213,709,106
  # of Portfolio Holdings110
  Portfolio Turnover Rate162%
  Investment Advisory Fees Paid$1,559,136

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.6%
OneMain Finance Corp., 7.125%, 09/15/32	1.5%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Quikrete Holdings, Inc., 6.750%, 03/01/33	1.4%
NRG Energy, Inc., 6.250%, 11/01/34	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.3%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.3%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.2%
Convertible Bonds/Notes	0.9%
Corporate Bonds/Notes	95.9%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the Fund’s Principal Investment Strategies were revised to allow the Fund to invest in convertible securities and, correspondingly, Convertible Securities Risk was added as a Principal Risk of the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: IHYAX

Voya High Yield Bond Fund

92913L627-AR

Class C: IMYCX

Voya High Yield Bond Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$185	1.80%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the ICE BofA U.S. High Yield Index.

↑ Top contributors to performance: For the period ending June 17, 2025, security selection within energy,  retailers & industrials contributed.   For the period from June 17, 2025 - March 31, 2026, underweight in CCC rated bonds was a relative performance tailwind. Industries helping performance in the period included chemicals, technology, as well as printing & publishing. Within chemicals, relative strength was attributable to both security selection as well as an industry underweight. Exposure to several outperforming issuers in data center operations & cloud computing drove gains in technology. Underweight positioning had the largest positive impact on relative performance in printing & publishing.

↓ Top detractors from performance: For the period ending June 17, 2025, offsetting detractors included selection & overweight position within media &  entertainment, as well as selection in building products.  For the period from June 17, 2025 - March 31, 2026, industries detracting the most from relative performance in the period were healthcare, energy, & telecommunications.   The primary source of weakness in healthcare was exposure to an underperforming pharmaceutical issue, with some additional detraction stemming from an industry underweight. Across both energy and telecommunications, underweight positioning &  broad security selection each had comparable negative impacts on relative performance.

Total Return Based on $10,000 Investment

Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2016	$10,000	$10,000	$10,000	$10,000	$10,000
2017	$11,145	$11,145	$10,044	$11,688	$11,639
2018	$11,340	$11,340	$10,165	$12,119	$12,079
2019	$11,821	$11,821	$10,620	$12,839	$12,795
2020	$11,056	$11,056	$11,568	$11,882	$11,907
2021	$13,143	$13,143	$11,650	$14,651	$14,723
2022	$12,963	$12,963	$11,167	$14,608	$14,626
2023	$12,203	$12,203	$10,633	$14,088	$14,136
2024	$13,189	$13,189	$10,814	$15,643	$15,713
2025	$14,050	$14,050	$11,341	$16,832	$16,921
2026	$14,922	$14,922	$11,835	$17,993	$18,107

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	4.26%	2.27%	4.08%
Class C - Excluding Sales Charge	5.26%	2.27%	4.08%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield Index	6.90%	4.19%	6.05%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.01%	4.22%	6.12%

Effective, June 16, 2025, the secondary benchmark was changed from Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index to the ICE BofA U.S. High Yield Index.

Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$213,709,106
  # of Portfolio Holdings110
  Portfolio Turnover Rate162%
  Investment Advisory Fees Paid$1,559,136

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.6%
OneMain Finance Corp., 7.125%, 09/15/32	1.5%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Quikrete Holdings, Inc., 6.750%, 03/01/33	1.4%
NRG Energy, Inc., 6.250%, 11/01/34	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.3%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.3%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.2%
Convertible Bonds/Notes	0.9%
Corporate Bonds/Notes	95.9%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the Fund’s Principal Investment Strategies were revised to allow the Fund to invest in convertible securities and, correspondingly, Convertible Securities Risk was added as a Principal Risk of the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: IMYCX

Voya High Yield Bond Fund

92913L643-AR

Class I: IHYIX

Voya High Yield Bond Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$74	0.72%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the ICE BofA U.S. High Yield Index.

↑ Top contributors to performance: For the period ending June 17, 2025, security selection within energy,  retailers & industrials contributed.   For the period from June 17, 2025 - March 31, 2026, underweight in CCC rated bonds was a relative performance tailwind. Industries helping performance in the period included chemicals, technology, as well as printing & publishing. Within chemicals, relative strength was attributable to both security selection as well as an industry underweight. Exposure to several outperforming issuers in data center operations & cloud computing drove gains in technology. Underweight positioning had the largest positive impact on relative performance in printing & publishing.

↓ Top detractors from performance: For the period ending June 17, 2025, offsetting detractors included selection & overweight position within media &  entertainment, as well as selection in building products.  For the period from June 17, 2025 - March 31, 2026, industries detracting the most from relative performance in the period were healthcare, energy, & telecommunications.   The primary source of weakness in healthcare was exposure to an underperforming pharmaceutical issue, with some additional detraction stemming from an industry underweight. Across both energy and telecommunications, underweight positioning &  broad security selection each had comparable negative impacts on relative performance.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$281,340	$251,100	$292,190	$290,975
2018	$289,425	$254,113	$302,983	$301,974
2019	$305,028	$265,497	$320,966	$319,881
2020	$288,418	$289,206	$297,047	$297,681
2021	$346,657	$291,260	$366,282	$368,083
2022	$345,673	$279,172	$365,206	$365,653
2023	$328,985	$265,828	$352,195	$353,404
2024	$359,509	$270,342	$391,079	$392,815
2025	$384,308	$283,533	$420,796	$423,027
2026	$409,577	$295,863	$449,819	$452,680

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	6.58%	3.39%	5.06%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield Index	6.90%	4.19%	6.05%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.01%	4.22%	6.12%

Effective, June 16, 2025, the secondary benchmark was changed from Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index to the ICE BofA U.S. High Yield Index.

Fund Statistics

  Total Net Assets$213,709,106
  # of Portfolio Holdings110
  Portfolio Turnover Rate162%
  Investment Advisory Fees Paid$1,559,136

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.6%
OneMain Finance Corp., 7.125%, 09/15/32	1.5%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Quikrete Holdings, Inc., 6.750%, 03/01/33	1.4%
NRG Energy, Inc., 6.250%, 11/01/34	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.3%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.3%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.2%
Convertible Bonds/Notes	0.9%
Corporate Bonds/Notes	95.9%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the Fund’s Principal Investment Strategies were revised to allow the Fund to invest in convertible securities and, correspondingly, Convertible Securities Risk was added as a Principal Risk of the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IHYIX

Voya High Yield Bond Fund

92913L783-AR

Class R: IRSTX

Voya High Yield Bond Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$134	1.30%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the ICE BofA U.S. High Yield Index.

↑ Top contributors to performance: For the period ending June 17, 2025, security selection within energy,  retailers & industrials contributed.   For the period from June 17, 2025 - March 31, 2026, underweight in CCC rated bonds was a relative performance tailwind. Industries helping performance in the period included chemicals, technology, as well as printing & publishing. Within chemicals, relative strength was attributable to both security selection as well as an industry underweight. Exposure to several outperforming issuers in data center operations & cloud computing drove gains in technology. Underweight positioning had the largest positive impact on relative performance in printing & publishing.

↓ Top detractors from performance: For the period ending June 17, 2025, offsetting detractors included selection & overweight position within media &  entertainment, as well as selection in building products.  For the period from June 17, 2025 - March 31, 2026, industries detracting the most from relative performance in the period were healthcare, energy, & telecommunications.   The primary source of weakness in healthcare was exposure to an underperforming pharmaceutical issue, with some additional detraction stemming from an industry underweight. Across both energy and telecommunications, underweight positioning &  broad security selection each had comparable negative impacts on relative performance.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,185	$10,044	$11,688	$11,639
2018	$11,453	$10,165	$12,119	$12,079
2019	$11,999	$10,620	$12,839	$12,795
2020	$11,280	$11,568	$11,882	$11,907
2021	$13,474	$11,650	$14,651	$14,723
2022	$13,357	$11,167	$14,608	$14,626
2023	$12,639	$10,633	$14,088	$14,136
2024	$13,729	$10,814	$15,643	$15,713
2025	$14,589	$11,341	$16,832	$16,921
2026	$15,455	$11,835	$17,993	$18,107

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R	5.94%	2.78%	4.45%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield Index	6.90%	4.19%	6.05%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.01%	4.22%	6.12%

Effective, June 16, 2025, the secondary benchmark was changed from Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index to the ICE BofA U.S. High Yield Index.

Fund Statistics

  Total Net Assets$213,709,106
  # of Portfolio Holdings110
  Portfolio Turnover Rate162%
  Investment Advisory Fees Paid$1,559,136

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.6%
OneMain Finance Corp., 7.125%, 09/15/32	1.5%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Quikrete Holdings, Inc., 6.750%, 03/01/33	1.4%
NRG Energy, Inc., 6.250%, 11/01/34	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.3%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.3%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.2%
Convertible Bonds/Notes	0.9%
Corporate Bonds/Notes	95.9%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the Fund’s Principal Investment Strategies were revised to allow the Fund to invest in convertible securities and, correspondingly, Convertible Securities Risk was added as a Principal Risk of the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IRSTX

Voya High Yield Bond Fund

92913L544-AR

Class R6: VHYRX

Voya High Yield Bond Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$66	0.64%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the ICE BofA U.S. High Yield Index.

↑ Top contributors to performance: For the period ending June 17, 2025, security selection within energy,  retailers & industrials contributed.   For the period from June 17, 2025 - March 31, 2026, underweight in CCC rated bonds was a relative performance tailwind. Industries helping performance in the period included chemicals, technology, as well as printing & publishing. Within chemicals, relative strength was attributable to both security selection as well as an industry underweight. Exposure to several outperforming issuers in data center operations & cloud computing drove gains in technology. Underweight positioning had the largest positive impact on relative performance in printing & publishing.

↓ Top detractors from performance: For the period ending June 17, 2025, offsetting detractors included selection & overweight position within media &  entertainment, as well as selection in building products.  For the period from June 17, 2025 - March 31, 2026, industries detracting the most from relative performance in the period were healthcare, energy, & telecommunications.   The primary source of weakness in healthcare was exposure to an underperforming pharmaceutical issue, with some additional detraction stemming from an industry underweight. Across both energy and telecommunications, underweight positioning &  broad security selection each had comparable negative impacts on relative performance.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
8/3/2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,064,042	$985,847	$1,076,100	$1,076,234
2018	$1,095,677	$997,677	$1,115,851	$1,116,916
2019	$1,156,213	$1,042,373	$1,182,081	$1,183,149
2020	$1,092,707	$1,135,457	$1,093,989	$1,101,038
2021	$1,315,548	$1,143,519	$1,348,973	$1,361,434
2022	$1,312,784	$1,096,063	$1,345,010	$1,352,448
2023	$1,250,545	$1,043,671	$1,297,093	$1,307,141
2024	$1,367,292	$1,061,391	$1,440,299	$1,452,910
2025	$1,462,498	$1,113,183	$1,549,741	$1,564,656
2026	$1,559,567	$1,161,590	$1,656,629	$1,674,335

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	Since Inception (8/3/2016)
Class R6	6.64%	3.46%	4.71%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.56%
ICE BofA U.S. High Yield Index	6.90%	4.19%	5.39%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.01%	4.22%	5.48%

Effective, June 16, 2025, the secondary benchmark was changed from Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index to the ICE BofA U.S. High Yield Index.

Fund Statistics

  Total Net Assets$213,709,106
  # of Portfolio Holdings110
  Portfolio Turnover Rate162%
  Investment Advisory Fees Paid$1,559,136

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.6%
OneMain Finance Corp., 7.125%, 09/15/32	1.5%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Quikrete Holdings, Inc., 6.750%, 03/01/33	1.4%
NRG Energy, Inc., 6.250%, 11/01/34	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.3%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.3%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.2%
Convertible Bonds/Notes	0.9%
Corporate Bonds/Notes	95.9%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the Fund’s Principal Investment Strategies were revised to allow the Fund to invest in convertible securities and, correspondingly, Convertible Securities Risk was added as a Principal Risk of the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VHYRX

Voya High Yield Bond Fund

92913L528-AR

Class W: IHYWX

Voya High Yield Bond Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$83	0.80%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the ICE BofA U.S. High Yield Index.

↑ Top contributors to performance: For the period ending June 17, 2025, security selection within energy,  retailers & industrials contributed.   For the period from June 17, 2025 - March 31, 2026, underweight in CCC rated bonds was a relative performance tailwind. Industries helping performance in the period included chemicals, technology, as well as printing & publishing. Within chemicals, relative strength was attributable to both security selection as well as an industry underweight. Exposure to several outperforming issuers in data center operations & cloud computing drove gains in technology. Underweight positioning had the largest positive impact on relative performance in printing & publishing.

↓ Top detractors from performance: For the period ending June 17, 2025, offsetting detractors included selection & overweight position within media &  entertainment, as well as selection in building products.  For the period from June 17, 2025 - March 31, 2026, industries detracting the most from relative performance in the period were healthcare, energy, & telecommunications.   The primary source of weakness in healthcare was exposure to an underperforming pharmaceutical issue, with some additional detraction stemming from an industry underweight. Across both energy and telecommunications, underweight positioning &  broad security selection each had comparable negative impacts on relative performance.

Total Return Based on $10,000 Investment

Table Summary
	Class W	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$11,240	$10,044	$11,688	$11,639
2018	$11,552	$10,165	$12,119	$12,079
2019	$12,163	$10,620	$12,839	$12,795
2020	$11,493	$11,568	$11,882	$11,907
2021	$13,795	$11,650	$14,651	$14,723
2022	$13,762	$11,167	$14,608	$14,626
2023	$13,091	$10,633	$14,088	$14,136
2024	$14,290	$10,814	$15,643	$15,713
2025	$15,260	$11,341	$16,832	$16,921
2026	$16,247	$11,835	$17,993	$18,107

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class W	6.47%	3.33%	4.97%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield Index	6.90%	4.19%	6.05%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.01%	4.22%	6.12%

Effective, June 16, 2025, the secondary benchmark was changed from Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index to the ICE BofA U.S. High Yield Index.

Fund Statistics

  Total Net Assets$213,709,106
  # of Portfolio Holdings110
  Portfolio Turnover Rate162%
  Investment Advisory Fees Paid$1,559,136

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Iron Mountain, Inc., 6.250%, 01/15/33	1.9%
Vmed O2 UK Financing I PLC, 7.750%, 04/15/32	1.6%
OneMain Finance Corp., 7.125%, 09/15/32	1.5%
Bombardier, Inc., 6.750%, 06/15/33	1.5%
Gen Digital, Inc., 6.250%, 04/01/33	1.4%
Quikrete Holdings, Inc., 6.750%, 03/01/33	1.4%
NRG Energy, Inc., 6.250%, 11/01/34	1.4%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.4%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.3%
Sirius XM Radio LLC, 5.875%, 04/15/32	1.3%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.2%
Convertible Bonds/Notes	0.9%
Corporate Bonds/Notes	95.9%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective June 16, 2025, the Fund’s Principal Investment Strategies were revised to allow the Fund to invest in convertible securities and, correspondingly, Convertible Securities Risk was added as a Principal Risk of the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IHYWX

Voya High Yield Bond Fund

92913L866-AR

Class A: IIBAX

Voya Intermediate Bond Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$69	0.68%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection and sector allocation decisions, while duration and yield curve positioning had limited impact.

↑ Top contributors to performance: Allocation to high yield corporates. Security selection within commercial mortgage-backed securities (CMBS). Allocation to non-agency residential mortgage-backed securities (RMBS) & credit risk transfer (CRT). Lastly, security selection within asset-backed securities (ABS).

↓ Top detractors from performance: Security selection within investment grade corporates.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index
2016	$9,749	$10,000	$10,000
2017	$9,962	$10,219	$10,044
2018	$10,136	$10,398	$10,165
2019	$10,571	$10,843	$10,620
2020	$11,025	$11,309	$11,568
2021	$11,700	$12,001	$11,650
2022	$11,150	$11,437	$11,167
2023	$10,501	$10,772	$10,633
2024	$10,834	$11,114	$10,814
2025	$11,422	$11,716	$11,341
2026	$11,918	$12,225	$11,835

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	1.78%	-0.13%	1.77%
Class A - Excluding Sales Charge	4.34%	0.37%	2.03%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$11,195,881,471
  # of Portfolio Holdings2,456
  Portfolio Turnover Rate202%
  Investment Advisory Fees Paid$25,336,058

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Uniform Mortgage-Backed Securities, 2.000%, 04/01/56	2.8%
United States Treasury Bonds, 4.625%, 02/15/46	2.6%
Voya Multi-Sector Income ETF	2.1%
United States Treasury Notes, 3.875%, 03/31/28	1.8%
Ginnie Mae, 5.500%, 05/20/56	1.2%
United States Treasury Notes, 3.500%, 03/15/29	1.2%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.2%
Ginnie Mae, 4.500%, 04/20/53	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
United States Treasury Notes, 4.250%, 03/31/33	0.9%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	10.0%
Bank Loans	0.6%
Sovereign Bonds	1.0%
Exchange-Traded Funds	3.0%
Commercial Mortgage-Backed Securities	7.7%
U.S. Treasury Obligations	7.9%
Asset-Backed Securities	9.6%
Collateralized Mortgage Obligations	13.4%
U.S. Government Agency Obligations	20.0%
Corporate Bonds/Notes	26.8%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests. Additionally, effective January 1, 2026, the expense limits were lowered to 0.68%, 1.43%, 0.36%, 0.93%, 0.36% and 0.43% for Class A, Class C, Class I, Class R, Class R6 and Class W shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: IIBAX

Voya Intermediate Bond Fund

92913L650-AR

Class C: IICCX

Voya Intermediate Bond Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$146	1.43%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection and sector allocation decisions, while duration and yield curve positioning had limited impact.

↑ Top contributors to performance: Allocation to high yield corporates. Security selection within commercial mortgage-backed securities (CMBS). Allocation to non-agency residential mortgage-backed securities (RMBS) & credit risk transfer (CRT). Lastly, security selection within asset-backed securities (ABS).

↓ Top detractors from performance: Security selection within investment grade corporates.

Total Return Based on $10,000 Investment

Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index
2016	$10,000	$10,000	$10,000
2017	$10,153	$10,153	$10,044
2018	$10,253	$10,253	$10,165
2019	$10,613	$10,613	$10,620
2020	$10,975	$10,975	$11,568
2021	$11,561	$11,561	$11,650
2022	$10,933	$10,933	$11,167
2023	$10,218	$10,218	$10,633
2024	$10,475	$10,475	$10,814
2025	$11,043	$11,043	$11,341
2026	$11,523	$11,523	$11,835

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	2.56%	-0.36%	1.43%
Class C - Excluding Sales Charge	3.56%	-0.36%	1.43%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$11,195,881,471
  # of Portfolio Holdings2,456
  Portfolio Turnover Rate202%
  Investment Advisory Fees Paid$25,336,058

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Uniform Mortgage-Backed Securities, 2.000%, 04/01/56	2.8%
United States Treasury Bonds, 4.625%, 02/15/46	2.6%
Voya Multi-Sector Income ETF	2.1%
United States Treasury Notes, 3.875%, 03/31/28	1.8%
Ginnie Mae, 5.500%, 05/20/56	1.2%
United States Treasury Notes, 3.500%, 03/15/29	1.2%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.2%
Ginnie Mae, 4.500%, 04/20/53	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
United States Treasury Notes, 4.250%, 03/31/33	0.9%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	10.0%
Bank Loans	0.6%
Sovereign Bonds	1.0%
Exchange-Traded Funds	3.0%
Commercial Mortgage-Backed Securities	7.7%
U.S. Treasury Obligations	7.9%
Asset-Backed Securities	9.6%
Collateralized Mortgage Obligations	13.4%
U.S. Government Agency Obligations	20.0%
Corporate Bonds/Notes	26.8%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests. Additionally, effective January 1, 2026, the expense limits were lowered to 0.68%, 1.43%, 0.36%, 0.93%, 0.36% and 0.43% for Class A, Class C, Class I, Class R, Class R6 and Class W shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: IICCX

Voya Intermediate Bond Fund

92913L676-AR

Class I: IICIX

Voya Intermediate Bond Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$37	0.36%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection and sector allocation decisions, while duration and yield curve positioning had limited impact.

↑ Top contributors to performance: Allocation to high yield corporates. Security selection within commercial mortgage-backed securities (CMBS). Allocation to non-agency residential mortgage-backed securities (RMBS) & credit risk transfer (CRT). Lastly, security selection within asset-backed securities (ABS).

↓ Top detractors from performance: Security selection within investment grade corporates.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index
2016	$250,000	$250,000
2017	$256,578	$251,100
2018	$261,952	$254,113
2019	$274,084	$265,497
2020	$286,486	$289,206
2021	$305,303	$291,260
2022	$291,890	$279,172
2023	$275,811	$265,828
2024	$285,907	$270,342
2025	$302,149	$283,533
2026	$316,407	$295,863

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	4.72%	0.72%	2.38%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Fund Statistics

  Total Net Assets$11,195,881,471
  # of Portfolio Holdings2,456
  Portfolio Turnover Rate202%
  Investment Advisory Fees Paid$25,336,058

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Uniform Mortgage-Backed Securities, 2.000%, 04/01/56	2.8%
United States Treasury Bonds, 4.625%, 02/15/46	2.6%
Voya Multi-Sector Income ETF	2.1%
United States Treasury Notes, 3.875%, 03/31/28	1.8%
Ginnie Mae, 5.500%, 05/20/56	1.2%
United States Treasury Notes, 3.500%, 03/15/29	1.2%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.2%
Ginnie Mae, 4.500%, 04/20/53	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
United States Treasury Notes, 4.250%, 03/31/33	0.9%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	10.0%
Bank Loans	0.6%
Sovereign Bonds	1.0%
Exchange-Traded Funds	3.0%
Commercial Mortgage-Backed Securities	7.7%
U.S. Treasury Obligations	7.9%
Asset-Backed Securities	9.6%
Collateralized Mortgage Obligations	13.4%
U.S. Government Agency Obligations	20.0%
Corporate Bonds/Notes	26.8%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests. Additionally, effective January 1, 2026, the expense limits were lowered to 0.68%, 1.43%, 0.36%, 0.93%, 0.36% and 0.43% for Class A, Class C, Class I, Class R, Class R6 and Class W shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IICIX

Voya Intermediate Bond Fund

92913L684-AR

Class R: IIBOX

Voya Intermediate Bond Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$95	0.93%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection and sector allocation decisions, while duration and yield curve positioning had limited impact.

↑ Top contributors to performance: Allocation to high yield corporates. Security selection within commercial mortgage-backed securities (CMBS). Allocation to non-agency residential mortgage-backed securities (RMBS) & credit risk transfer (CRT). Lastly, security selection within asset-backed securities (ABS).

↓ Top detractors from performance: Security selection within investment grade corporates.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index
2016	$10,000	$10,000
2017	$10,193	$10,044
2018	$10,356	$10,165
2019	$10,762	$10,620
2020	$11,196	$11,568
2021	$11,852	$11,650
2022	$11,267	$11,167
2023	$10,586	$10,633
2024	$10,895	$10,814
2025	$11,457	$11,341
2026	$11,938	$11,835

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R	4.20%	0.15%	1.79%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Fund Statistics

  Total Net Assets$11,195,881,471
  # of Portfolio Holdings2,456
  Portfolio Turnover Rate202%
  Investment Advisory Fees Paid$25,336,058

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Uniform Mortgage-Backed Securities, 2.000%, 04/01/56	2.8%
United States Treasury Bonds, 4.625%, 02/15/46	2.6%
Voya Multi-Sector Income ETF	2.1%
United States Treasury Notes, 3.875%, 03/31/28	1.8%
Ginnie Mae, 5.500%, 05/20/56	1.2%
United States Treasury Notes, 3.500%, 03/15/29	1.2%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.2%
Ginnie Mae, 4.500%, 04/20/53	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
United States Treasury Notes, 4.250%, 03/31/33	0.9%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	10.0%
Bank Loans	0.6%
Sovereign Bonds	1.0%
Exchange-Traded Funds	3.0%
Commercial Mortgage-Backed Securities	7.7%
U.S. Treasury Obligations	7.9%
Asset-Backed Securities	9.6%
Collateralized Mortgage Obligations	13.4%
U.S. Government Agency Obligations	20.0%
Corporate Bonds/Notes	26.8%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests. Additionally, effective January 1, 2026, the expense limits were lowered to 0.68%, 1.43%, 0.36%, 0.93%, 0.36% and 0.43% for Class A, Class C, Class I, Class R, Class R6 and Class W shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IIBOX

Voya Intermediate Bond Fund

92913L742-AR

Class R6: IIBZX

Voya Intermediate Bond Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$31	0.30%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection and sector allocation decisions, while duration and yield curve positioning had limited impact.

↑ Top contributors to performance: Allocation to high yield corporates. Security selection within commercial mortgage-backed securities (CMBS). Allocation to non-agency residential mortgage-backed securities (RMBS) & credit risk transfer (CRT). Lastly, security selection within asset-backed securities (ABS).

↓ Top detractors from performance: Security selection within investment grade corporates.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index
2016	$1,000,000	$1,000,000
2017	$1,025,397	$1,004,400
2018	$1,048,020	$1,016,453
2019	$1,096,767	$1,061,990
2020	$1,147,986	$1,156,826
2021	$1,222,668	$1,165,039
2022	$1,170,637	$1,116,690
2023	$1,106,755	$1,063,312
2024	$1,146,634	$1,081,366
2025	$1,213,860	$1,134,132
2026	$1,271,866	$1,183,450

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	4.78%	0.79%	2.43%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Fund Statistics

  Total Net Assets$11,195,881,471
  # of Portfolio Holdings2,456
  Portfolio Turnover Rate202%
  Investment Advisory Fees Paid$25,336,058

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Uniform Mortgage-Backed Securities, 2.000%, 04/01/56	2.8%
United States Treasury Bonds, 4.625%, 02/15/46	2.6%
Voya Multi-Sector Income ETF	2.1%
United States Treasury Notes, 3.875%, 03/31/28	1.8%
Ginnie Mae, 5.500%, 05/20/56	1.2%
United States Treasury Notes, 3.500%, 03/15/29	1.2%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.2%
Ginnie Mae, 4.500%, 04/20/53	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
United States Treasury Notes, 4.250%, 03/31/33	0.9%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	10.0%
Bank Loans	0.6%
Sovereign Bonds	1.0%
Exchange-Traded Funds	3.0%
Commercial Mortgage-Backed Securities	7.7%
U.S. Treasury Obligations	7.9%
Asset-Backed Securities	9.6%
Collateralized Mortgage Obligations	13.4%
U.S. Government Agency Obligations	20.0%
Corporate Bonds/Notes	26.8%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests. Additionally, effective January 1, 2026, the expense limits were lowered to 0.68%, 1.43%, 0.36%, 0.93%, 0.36% and 0.43% for Class A, Class C, Class I, Class R, Class R6 and Class W shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: IIBZX

Voya Intermediate Bond Fund

92913L569-AR

Class W: IIBWX

Voya Intermediate Bond Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$44	0.43%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg US Aggregate Bond Index. Outperformance was driven by security selection and sector allocation decisions, while duration and yield curve positioning had limited impact.

↑ Top contributors to performance: Allocation to high yield corporates. Security selection within commercial mortgage-backed securities (CMBS). Allocation to non-agency residential mortgage-backed securities (RMBS) & credit risk transfer (CRT). Lastly, security selection within asset-backed securities (ABS).

↓ Top detractors from performance: Security selection within investment grade corporates.

Total Return Based on $10,000 Investment

Table Summary
	Class W	Bloomberg U.S. Aggregate Bond Index
2016	$10,000	$10,000
2017	$10,254	$10,044
2018	$10,460	$10,165
2019	$10,935	$10,620
2020	$11,433	$11,568
2021	$12,164	$11,650
2022	$11,621	$11,167
2023	$10,971	$10,633
2024	$11,360	$10,814
2025	$11,993	$11,341
2026	$12,559	$11,835

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class W	4.72%	0.64%	2.30%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

Fund Statistics

  Total Net Assets$11,195,881,471
  # of Portfolio Holdings2,456
  Portfolio Turnover Rate202%
  Investment Advisory Fees Paid$25,336,058

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Uniform Mortgage-Backed Securities, 2.000%, 04/01/56	2.8%
United States Treasury Bonds, 4.625%, 02/15/46	2.6%
Voya Multi-Sector Income ETF	2.1%
United States Treasury Notes, 3.875%, 03/31/28	1.8%
Ginnie Mae, 5.500%, 05/20/56	1.2%
United States Treasury Notes, 3.500%, 03/15/29	1.2%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.2%
Ginnie Mae, 4.500%, 04/20/53	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
United States Treasury Notes, 4.250%, 03/31/33	0.9%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	10.0%
Bank Loans	0.6%
Sovereign Bonds	1.0%
Exchange-Traded Funds	3.0%
Commercial Mortgage-Backed Securities	7.7%
U.S. Treasury Obligations	7.9%
Asset-Backed Securities	9.6%
Collateralized Mortgage Obligations	13.4%
U.S. Government Agency Obligations	20.0%
Corporate Bonds/Notes	26.8%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective July 31, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests. Additionally, effective January 1, 2026, the expense limits were lowered to 0.68%, 1.43%, 0.36%, 0.93%, 0.36% and 0.43% for Class A, Class C, Class I, Class R, Class R6 and Class W shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IIBWX

Voya Intermediate Bond Fund

92913L775-AR

Class A: VVJBX

Voya Short Duration High Income Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$87	0.86%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed ICE BofA 1-3 Year US Treasury Index.

↑ Top contributors to performance: Performance in the period benefited from industry weightings and a consistent fundamental credit selection framework. Most industries aided performance in the period; financial services, support-services, as well as cable and satellite TV made the largest contributions to performance.

↓ Top detractors from performance: Energy, retail and utilities were the largest detractors from performance in the period.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 year U.S. Treasury Index
2/9/2023	$9,747	$10,000	$10,000	$10,000
2023	$9,727	$9,979	$10,095	$10,127
2024	$10,788	$11,068	$10,267	$10,427
2025	$11,454	$11,752	$10,768	$10,993
2026	$11,624	$11,927	$11,236	$11,406

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	Since Inception (2/9/2023)
Class A - Including Sales ChargeFootnote Reference*	-1.02%	4.92%
Class A - Excluding Sales Charge	1.49%	5.78%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.78%
ICE BofA 1-3 year U.S. Treasury Index	3.75%	4.28%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$196,383,087
  # of Portfolio Holdings109
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid$902,019

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NRG Energy, Inc., 5.750%, 01/15/28	2.4%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	2.4%
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
HUB International Ltd., 7.250%, 06/15/30	2.2%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	2.2%
Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/28	2.1%
Esab Corp., 6.250%, 04/15/29	2.1%
United Rentals North America, Inc., 6.000%, 12/15/29	2.1%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.0%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.0%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.3%
Common Stock	0.0%
Bank Loans	4.6%
Corporate Bonds/Notes	90.1%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VVJBX

Voya Short Duration High Income Fund

92913L254-AR

Class C: VVJGX

Voya Short Duration High Income Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$162	1.61%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed ICE BofA 1-3 Year US Treasury Index.

↑ Top contributors to performance: Performance in the period benefited from industry weightings and a consistent fundamental credit selection framework. Most industries aided performance in the period; financial services, support-services, as well as cable and satellite TV made the largest contributions to performance.

↓ Top detractors from performance: Energy, retail and utilities were the largest detractors from performance in the period.

Total Return Based on $10,000 Investment

Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 year U.S. Treasury Index
4/20/2023	$10,000	$10,000	$10,000	$10,000
2024	$10,966	$10,966	$10,176	$10,293
2025	$11,571	$11,571	$10,673	$10,852
2026	$11,662	$11,662	$11,137	$11,259

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	Since Inception (4/20/2023)
Class C - Including Sales ChargeFootnote Reference*	-0.16%	5.36%
Class C - Excluding Sales Charge	0.79%	5.36%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.73%
ICE BofA 1-3 year U.S. Treasury Index	3.75%	4.11%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$196,383,087
  # of Portfolio Holdings109
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid$902,019

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NRG Energy, Inc., 5.750%, 01/15/28	2.4%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	2.4%
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
HUB International Ltd., 7.250%, 06/15/30	2.2%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	2.2%
Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/28	2.1%
Esab Corp., 6.250%, 04/15/29	2.1%
United Rentals North America, Inc., 6.000%, 12/15/29	2.1%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.0%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.0%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.3%
Common Stock	0.0%
Bank Loans	4.6%
Corporate Bonds/Notes	90.1%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VVJGX

Voya Short Duration High Income Fund

92913L221-AR

Class I: VVJCX

Voya Short Duration High Income Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$62	0.61%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed ICE BofA 1-3 Year US Treasury Index.

↑ Top contributors to performance: Performance in the period benefited from industry weightings and a consistent fundamental credit selection framework. Most industries aided performance in the period; financial services, support-services, as well as cable and satellite TV made the largest contributions to performance.

↓ Top detractors from performance: Energy, retail and utilities were the largest detractors from performance in the period.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 year U.S. Treasury Index
2/9/2023	$250,000	$250,000	$250,000
2023	$249,577	$252,381	$253,178
2024	$277,502	$256,666	$260,686
2025	$295,382	$269,191	$274,833
2026	$300,518	$280,896	$285,143

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	Since Inception (2/9/2023)
Class I	1.74%	6.04%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.78%
ICE BofA 1-3 year U.S. Treasury Index	3.75%	4.28%

Fund Statistics

  Total Net Assets$196,383,087
  # of Portfolio Holdings109
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid$902,019

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NRG Energy, Inc., 5.750%, 01/15/28	2.4%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	2.4%
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
HUB International Ltd., 7.250%, 06/15/30	2.2%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	2.2%
Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/28	2.1%
Esab Corp., 6.250%, 04/15/29	2.1%
United Rentals North America, Inc., 6.000%, 12/15/29	2.1%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.0%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.0%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.3%
Common Stock	0.0%
Bank Loans	4.6%
Corporate Bonds/Notes	90.1%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VVJCX

Voya Short Duration High Income Fund

92913L247-AR

Class R6: VVJDX

Voya Short Duration High Income Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$58	0.57%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed ICE BofA 1-3 Year US Treasury Index.

↑ Top contributors to performance: Performance in the period benefited from industry weightings and a consistent fundamental credit selection framework. Most industries aided performance in the period; financial services, support-services, as well as cable and satellite TV made the largest contributions to performance.

↓ Top detractors from performance: Energy, retail and utilities were the largest detractors from performance in the period.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 year U.S. Treasury Index
2/9/2023	$1,000,000	$1,000,000	$1,000,000
2023	$998,264	$1,009,525	$1,012,710
2024	$1,109,226	$1,026,666	$1,042,743
2025	$1,181,867	$1,076,763	$1,099,333
2026	$1,203,735	$1,123,586	$1,140,573

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	Since Inception (2/9/2023)
Class R6	1.85%	6.09%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.78%
ICE BofA 1-3 year U.S. Treasury Index	3.75%	4.28%

Fund Statistics

  Total Net Assets$196,383,087
  # of Portfolio Holdings109
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid$902,019

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NRG Energy, Inc., 5.750%, 01/15/28	2.4%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	2.4%
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
HUB International Ltd., 7.250%, 06/15/30	2.2%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	2.2%
Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/28	2.1%
Esab Corp., 6.250%, 04/15/29	2.1%
United Rentals North America, Inc., 6.000%, 12/15/29	2.1%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.0%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.0%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.3%
Common Stock	0.0%
Bank Loans	4.6%
Corporate Bonds/Notes	90.1%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VVJDX

Voya Short Duration High Income Fund

92913L239-AR

Class W: VVJWX

Voya Short Duration High Income Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of August 8, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class WFootnote Reference*	$40	0.61%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to March 31, 2026. Expenses for the full reporting period would be higher.

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed ICE BofA 1-3 Year US Treasury Index.

↑ Top contributors to performance: Performance in the period benefited from industry weightings and a consistent fundamental credit selection framework. Most industries aided performance in the period; financial services, support-services, as well as cable and satellite TV made the largest contributions to performance.

↓ Top detractors from performance: Energy, retail and utilities were the largest detractors from performance in the period.

Total Return Based on $10,000 Investment

Table Summary
	Class W	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 year U.S. Treasury Index
8/8/2025	$10,000	$10,000	$10,000
2026	$10,161	$10,273	$10,216

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	Since Inception (8/8/2025)
Class W	1.61%
Bloomberg U.S. Aggregate Bond Index	2.73%
ICE BofA 1-3 year U.S. Treasury Index	2.16%

Fund Statistics

  Total Net Assets$196,383,087
  # of Portfolio Holdings109
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid$902,019

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NRG Energy, Inc., 5.750%, 01/15/28	2.4%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	2.4%
Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
HUB International Ltd., 7.250%, 06/15/30	2.2%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	2.2%
Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/28	2.1%
Esab Corp., 6.250%, 04/15/29	2.1%
United Rentals North America, Inc., 6.000%, 12/15/29	2.1%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.0%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.0%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.3%
Common Stock	0.0%
Bank Loans	4.6%
Corporate Bonds/Notes	90.1%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective September 29, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VVJWX

Voya Short Duration High Income Fund

92913L197-AR

Class A: IASBX

Voya Short Duration Bond Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$67	0.66%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, while security selection decisions detracted slightly and duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency commercial mortgage-backed securities (CMBS), to high yield corporates, asset backed securities (ABS) and agency mortgages.

↓ Top detractors from performance: Security selection within U.S. Treasury.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2016	$9,753	$10,000	$10,000	$10,000
2017	$9,866	$10,116	$10,044	$10,071
2018	$9,901	$10,151	$10,165	$10,095
2019	$10,182	$10,440	$10,620	$10,401
2020	$10,168	$10,426	$11,568	$10,872
2021	$10,828	$11,102	$11,650	$11,043
2022	$10,523	$10,790	$11,167	$10,722
2023	$10,436	$10,700	$10,633	$10,749
2024	$10,841	$11,116	$10,814	$11,125
2025	$11,458	$11,748	$11,341	$11,748
2026	$11,916	$12,218	$11,835	$12,213

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	1.41%	1.41%	1.77%
Class A - Excluding Sales Charge	4.00%	1.93%	2.02%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$372,021,826
  # of Portfolio Holdings652
  Portfolio Turnover Rate164%
  Investment Advisory Fees Paid$1,164,740

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
United States Treasury Notes, 3.875%, 03/31/28	2.0%
Freddie Mac REMIC Trust - Class FA, 4.337%, 04/15/36	1.0%
Freddie Mac REMIC Trust - Class FA, 4.912%, 10/25/55	0.9%
Fannie Mae REMIC Trust - Class FH, 4.912%, 01/25/55	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac Strips - Class F43, 4.462%, 10/25/53	0.8%
Freddie Mac REMIC Trust - Class FE, 5.012%, 11/25/54	0.8%
Fannie Mae REMIC Trust - Class FD, 4.862%, 12/25/54	0.7%
Freddie Mac REMIC Trust - Class PF, 4.187%, 02/15/36	0.7%
BlueMountain CLO XXXII Ltd. - Class AR, 4.772%, 10/15/34	0.7%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.8%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	2.9%
Collateralized Mortgage Obligations	13.3%
Commercial Mortgage-Backed Securities	14.0%
Asset-Backed Securities	18.3%
Corporate Bonds/Notes	47.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: IASBX

Voya Short Duration Bond Fund

92913L502-AR

Class C: ICSBX

Voya Short Duration Bond Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$143	1.41%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, while security selection decisions detracted slightly and duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency commercial mortgage-backed securities (CMBS), to high yield corporates, asset backed securities (ABS) and agency mortgages.

↓ Top detractors from performance: Security selection within U.S. Treasury.

Total Return Based on $10,000 Investment

Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$10,040	$10,040	$10,044	$10,071
2018	$10,000	$10,000	$10,165	$10,095
2019	$10,198	$10,198	$10,620	$10,401
2020	$10,118	$10,118	$11,568	$10,872
2021	$10,694	$10,694	$11,650	$11,043
2022	$10,315	$10,315	$11,167	$10,722
2023	$10,164	$10,164	$10,633	$10,749
2024	$10,480	$10,480	$10,814	$11,125
2025	$11,076	$11,076	$11,341	$11,748
2026	$11,519	$11,519	$11,835	$12,213

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	2.34%	1.20%	1.42%
Class C - Excluding Sales Charge	3.34%	1.20%	1.42%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$372,021,826
  # of Portfolio Holdings652
  Portfolio Turnover Rate164%
  Investment Advisory Fees Paid$1,164,740

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
United States Treasury Notes, 3.875%, 03/31/28	2.0%
Freddie Mac REMIC Trust - Class FA, 4.337%, 04/15/36	1.0%
Freddie Mac REMIC Trust - Class FA, 4.912%, 10/25/55	0.9%
Fannie Mae REMIC Trust - Class FH, 4.912%, 01/25/55	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac Strips - Class F43, 4.462%, 10/25/53	0.8%
Freddie Mac REMIC Trust - Class FE, 5.012%, 11/25/54	0.8%
Fannie Mae REMIC Trust - Class FD, 4.862%, 12/25/54	0.7%
Freddie Mac REMIC Trust - Class PF, 4.187%, 02/15/36	0.7%
BlueMountain CLO XXXII Ltd. - Class AR, 4.772%, 10/15/34	0.7%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.8%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	2.9%
Collateralized Mortgage Obligations	13.3%
Commercial Mortgage-Backed Securities	14.0%
Asset-Backed Securities	18.3%
Corporate Bonds/Notes	47.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: ICSBX

Voya Short Duration Bond Fund

92913L403-AR

Class I: IISBX

Voya Short Duration Bond Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$35	0.34%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, while security selection decisions detracted slightly and duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency commercial mortgage-backed securities (CMBS), to high yield corporates, asset backed securities (ABS) and agency mortgages.

↓ Top detractors from performance: Security selection within U.S. Treasury.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2016	$250,000	$250,000	$250,000
2017	$253,648	$251,100	$251,775
2018	$255,046	$254,113	$252,379
2019	$263,088	$265,497	$260,026
2020	$263,510	$289,206	$271,806
2021	$281,447	$291,260	$276,073
2022	$274,349	$279,172	$268,039
2023	$272,866	$265,828	$268,736
2024	$284,239	$270,342	$278,118
2025	$301,209	$283,533	$293,711
2026	$314,443	$295,863	$305,329

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	4.39%	2.24%	2.32%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

Fund Statistics

  Total Net Assets$372,021,826
  # of Portfolio Holdings652
  Portfolio Turnover Rate164%
  Investment Advisory Fees Paid$1,164,740

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
United States Treasury Notes, 3.875%, 03/31/28	2.0%
Freddie Mac REMIC Trust - Class FA, 4.337%, 04/15/36	1.0%
Freddie Mac REMIC Trust - Class FA, 4.912%, 10/25/55	0.9%
Fannie Mae REMIC Trust - Class FH, 4.912%, 01/25/55	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac Strips - Class F43, 4.462%, 10/25/53	0.8%
Freddie Mac REMIC Trust - Class FE, 5.012%, 11/25/54	0.8%
Fannie Mae REMIC Trust - Class FD, 4.862%, 12/25/54	0.7%
Freddie Mac REMIC Trust - Class PF, 4.187%, 02/15/36	0.7%
BlueMountain CLO XXXII Ltd. - Class AR, 4.772%, 10/15/34	0.7%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.8%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	2.9%
Collateralized Mortgage Obligations	13.3%
Commercial Mortgage-Backed Securities	14.0%
Asset-Backed Securities	18.3%
Corporate Bonds/Notes	47.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IISBX

Voya Short Duration Bond Fund

92913L304-AR

Class R: VSTRX

Voya Short Duration Bond Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$93	0.91%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, while security selection decisions detracted slightly and duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency commercial mortgage-backed securities (CMBS), to high yield corporates, asset backed securities (ABS) and agency mortgages.

↓ Top detractors from performance: Security selection within U.S. Treasury.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2016	$10,000	$10,000	$10,000
2017	$10,089	$10,044	$10,071
2018	$10,099	$10,165	$10,095
2019	$10,361	$10,620	$10,401
2020	$10,343	$11,568	$10,872
2021	$10,996	$11,650	$11,043
2022	$10,662	$11,167	$10,722
2023	$10,559	$10,633	$10,749
2024	$10,930	$10,814	$11,125
2025	$11,523	$11,341	$11,748
2026	$11,967	$11,835	$12,213

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R	3.86%	1.71%	1.81%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

Fund Statistics

  Total Net Assets$372,021,826
  # of Portfolio Holdings652
  Portfolio Turnover Rate164%
  Investment Advisory Fees Paid$1,164,740

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
United States Treasury Notes, 3.875%, 03/31/28	2.0%
Freddie Mac REMIC Trust - Class FA, 4.337%, 04/15/36	1.0%
Freddie Mac REMIC Trust - Class FA, 4.912%, 10/25/55	0.9%
Fannie Mae REMIC Trust - Class FH, 4.912%, 01/25/55	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac Strips - Class F43, 4.462%, 10/25/53	0.8%
Freddie Mac REMIC Trust - Class FE, 5.012%, 11/25/54	0.8%
Fannie Mae REMIC Trust - Class FD, 4.862%, 12/25/54	0.7%
Freddie Mac REMIC Trust - Class PF, 4.187%, 02/15/36	0.7%
BlueMountain CLO XXXII Ltd. - Class AR, 4.772%, 10/15/34	0.7%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.8%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	2.9%
Collateralized Mortgage Obligations	13.3%
Commercial Mortgage-Backed Securities	14.0%
Asset-Backed Securities	18.3%
Corporate Bonds/Notes	47.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VSTRX

Voya Short Duration Bond Fund

92913L205-AR

Class R6: IGZAX

Voya Short Duration Bond Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$32	0.31%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, while security selection decisions detracted slightly and duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency commercial mortgage-backed securities (CMBS), to high yield corporates, asset backed securities (ABS) and agency mortgages.

↓ Top detractors from performance: Security selection within U.S. Treasury.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2016	$1,000,000	$1,000,000	$1,000,000
2017	$1,013,871	$1,004,400	$1,007,100
2018	$1,020,812	$1,016,453	$1,009,517
2019	$1,052,225	$1,061,990	$1,040,105
2020	$1,055,331	$1,156,826	$1,087,222
2021	$1,127,447	$1,165,039	$1,104,292
2022	$1,099,387	$1,116,690	$1,072,157
2023	$1,093,865	$1,063,312	$1,074,944
2024	$1,140,033	$1,081,366	$1,112,474
2025	$1,208,689	$1,134,132	$1,174,844
2026	$1,262,420	$1,183,450	$1,221,314

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	4.45%	2.29%	2.36%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

Fund Statistics

  Total Net Assets$372,021,826
  # of Portfolio Holdings652
  Portfolio Turnover Rate164%
  Investment Advisory Fees Paid$1,164,740

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
United States Treasury Notes, 3.875%, 03/31/28	2.0%
Freddie Mac REMIC Trust - Class FA, 4.337%, 04/15/36	1.0%
Freddie Mac REMIC Trust - Class FA, 4.912%, 10/25/55	0.9%
Fannie Mae REMIC Trust - Class FH, 4.912%, 01/25/55	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac Strips - Class F43, 4.462%, 10/25/53	0.8%
Freddie Mac REMIC Trust - Class FE, 5.012%, 11/25/54	0.8%
Fannie Mae REMIC Trust - Class FD, 4.862%, 12/25/54	0.7%
Freddie Mac REMIC Trust - Class PF, 4.187%, 02/15/36	0.7%
BlueMountain CLO XXXII Ltd. - Class AR, 4.772%, 10/15/34	0.7%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.8%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	2.9%
Collateralized Mortgage Obligations	13.3%
Commercial Mortgage-Backed Securities	14.0%
Asset-Backed Securities	18.3%
Corporate Bonds/Notes	47.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: IGZAX

Voya Short Duration Bond Fund

92913L551-AR

Class W: IWSBX

Voya Short Duration Bond Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$42	0.41%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, while security selection decisions detracted slightly and duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency commercial mortgage-backed securities (CMBS), to high yield corporates, asset backed securities (ABS) and agency mortgages.

↓ Top detractors from performance: Security selection within U.S. Treasury.

Total Return Based on $10,000 Investment

Table Summary
	Class W	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2016	$10,000	$10,000	$10,000
2017	$10,141	$10,044	$10,071
2018	$10,192	$10,165	$10,095
2019	$10,529	$10,620	$10,401
2020	$10,542	$11,568	$10,872
2021	$11,263	$11,650	$11,043
2022	$10,964	$11,167	$10,722
2023	$10,913	$10,633	$10,749
2024	$11,365	$10,814	$11,125
2025	$12,028	$11,341	$11,748
2026	$12,554	$11,835	$12,213

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class W	4.38%	2.19%	2.30%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	3.96%	2.04%	2.02%

Fund Statistics

  Total Net Assets$372,021,826
  # of Portfolio Holdings652
  Portfolio Turnover Rate164%
  Investment Advisory Fees Paid$1,164,740

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
United States Treasury Notes, 3.875%, 03/31/28	2.0%
Freddie Mac REMIC Trust - Class FA, 4.337%, 04/15/36	1.0%
Freddie Mac REMIC Trust - Class FA, 4.912%, 10/25/55	0.9%
Fannie Mae REMIC Trust - Class FH, 4.912%, 01/25/55	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac Strips - Class F43, 4.462%, 10/25/53	0.8%
Freddie Mac REMIC Trust - Class FE, 5.012%, 11/25/54	0.8%
Fannie Mae REMIC Trust - Class FD, 4.862%, 12/25/54	0.7%
Freddie Mac REMIC Trust - Class PF, 4.187%, 02/15/36	0.7%
BlueMountain CLO XXXII Ltd. - Class AR, 4.772%, 10/15/34	0.7%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.8%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	2.9%
Collateralized Mortgage Obligations	13.3%
Commercial Mortgage-Backed Securities	14.0%
Asset-Backed Securities	18.3%
Corporate Bonds/Notes	47.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IWSBX

Voya Short Duration Bond Fund

92913L106-AR

Class A: ISIAX

Voya Strategic Income Opportunities Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$89	0.87%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation decisions, while security selection decisions and currency positioning detracted. Duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency RMBS, agency mortgages and CMBS. Additionally, selection within CMBS & ABS contributed.

↓ Top detractors from performance: Selection within investment grade corporates & emerging market corporates. Lastly, currency positioning detracted.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2016	$9,755	$10,000	$10,000	$10,000	$10,000
2017	$10,419	$10,681	$10,044	$10,074	$10,192
2018	$10,837	$11,110	$10,165	$10,196	$10,347
2019	$11,269	$11,553	$10,620	$10,449	$10,816
2020	$10,539	$10,804	$11,568	$10,697	$11,589
2021	$12,119	$12,423	$11,650	$10,766	$11,931
2022	$11,819	$12,116	$11,167	$10,771	$11,426
2023	$11,471	$11,760	$10,633	$11,029	$10,899
2024	$12,307	$12,617	$10,814	$11,620	$11,190
2025	$13,140	$13,471	$11,341	$12,224	$11,777
2026	$13,774	$14,120	$11,835	$12,743	$12,324

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	2.18%	2.07%	3.25%
Class A - Excluding Sales Charge	4.82%	2.59%	3.51%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.25%	3.43%	2.45%
Bloomberg U.S. Universal Bond Index	4.64%	0.65%	2.11%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$2,007,400,912
  # of Portfolio Holdings1,544
  Portfolio Turnover Rate316%
  Investment Advisory Fees Paid$10,421,582

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
G2SF, 6.500%, 04/20/55	2.4%
Ginnie Mae, 6.500%, 09/20/55	2.1%
Freddie Mac REMIC Trust - Class FD, 5.262%, 02/25/55	1.7%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.2%
Ginnie Mae, 6.500%, 05/20/65	1.1%
Peru Government Bond, 5.350%, 08/12/40	1.0%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.0%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.5%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Common Stock	0.0%
U.S. Treasury Obligations	0.4%
Sovereign Bonds	3.2%
Bank Loans	8.4%
Asset-Backed Securities	9.5%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	14.5%
Collateralized Mortgage Obligations	26.2%
Corporate Bonds/Notes	26.4%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the expense limits were lowered to 0.87%, 1.62%, 0.62%, 1.12% and 0.62% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: ISIAX

Voya Strategic Income Opportunities Fund

92913L700-AR

Class C: ISICX

Voya Strategic Income Opportunities Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$165	1.62%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation decisions, while security selection decisions and currency positioning detracted. Duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency RMBS, agency mortgages and CMBS. Additionally, selection within CMBS & ABS contributed.

↓ Top detractors from performance: Selection within investment grade corporates & emerging market corporates. Lastly, currency positioning detracted.

Total Return Based on $10,000 Investment

Table Summary
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2016	$10,000	$10,000	$10,000	$10,000	$10,000
2017	$10,605	$10,605	$10,044	$10,074	$10,192
2018	$10,949	$10,949	$10,165	$10,196	$10,347
2019	$11,312	$11,312	$10,620	$10,449	$10,816
2020	$10,493	$10,493	$11,568	$10,697	$11,589
2021	$11,983	$11,983	$11,650	$10,766	$11,931
2022	$11,602	$11,602	$11,167	$10,771	$11,426
2023	$11,164	$11,164	$10,633	$11,029	$10,899
2024	$11,905	$11,905	$10,814	$11,620	$11,190
2025	$12,711	$12,711	$11,341	$12,224	$11,777
2026	$13,324	$13,324	$11,835	$12,743	$12,324

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	3.04%	1.84%	2.91%
Class C - Excluding Sales Charge	4.04%	1.84%	2.91%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.25%	3.43%	2.45%
Bloomberg U.S. Universal Bond Index	4.64%	0.65%	2.11%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$2,007,400,912
  # of Portfolio Holdings1,544
  Portfolio Turnover Rate316%
  Investment Advisory Fees Paid$10,421,582

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
G2SF, 6.500%, 04/20/55	2.4%
Ginnie Mae, 6.500%, 09/20/55	2.1%
Freddie Mac REMIC Trust - Class FD, 5.262%, 02/25/55	1.7%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.2%
Ginnie Mae, 6.500%, 05/20/65	1.1%
Peru Government Bond, 5.350%, 08/12/40	1.0%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.0%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.5%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Common Stock	0.0%
U.S. Treasury Obligations	0.4%
Sovereign Bonds	3.2%
Bank Loans	8.4%
Asset-Backed Securities	9.5%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	14.5%
Collateralized Mortgage Obligations	26.2%
Corporate Bonds/Notes	26.4%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the expense limits were lowered to 0.87%, 1.62%, 0.62%, 1.12% and 0.62% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: ISICX

Voya Strategic Income Opportunities Fund

92913L601-AR

Class I: IISIX

Voya Strategic Income Opportunities Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$64	0.62%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation decisions, while security selection decisions and currency positioning detracted. Duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency RMBS, agency mortgages and CMBS. Additionally, selection within CMBS & ABS contributed.

↓ Top detractors from performance: Selection within investment grade corporates & emerging market corporates. Lastly, currency positioning detracted.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2016	$250,000	$250,000	$250,000	$250,000
2017	$268,460	$251,100	$251,850	$254,800
2018	$280,200	$254,113	$254,897	$258,673
2019	$292,591	$265,497	$261,219	$270,391
2020	$274,148	$289,206	$267,436	$289,724
2021	$316,229	$291,260	$269,147	$298,271
2022	$309,221	$279,172	$269,282	$285,654
2023	$300,435	$265,828	$275,718	$272,485
2024	$323,461	$270,342	$290,503	$279,762
2025	$346,169	$283,533	$305,590	$294,430
2026	$363,731	$295,863	$318,572	$308,105

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.07%	2.84%	3.82%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.25%	3.43%	2.45%
Bloomberg U.S. Universal Bond Index	4.64%	0.65%	2.11%

Fund Statistics

  Total Net Assets$2,007,400,912
  # of Portfolio Holdings1,544
  Portfolio Turnover Rate316%
  Investment Advisory Fees Paid$10,421,582

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
G2SF, 6.500%, 04/20/55	2.4%
Ginnie Mae, 6.500%, 09/20/55	2.1%
Freddie Mac REMIC Trust - Class FD, 5.262%, 02/25/55	1.7%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.2%
Ginnie Mae, 6.500%, 05/20/65	1.1%
Peru Government Bond, 5.350%, 08/12/40	1.0%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.0%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.5%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Common Stock	0.0%
U.S. Treasury Obligations	0.4%
Sovereign Bonds	3.2%
Bank Loans	8.4%
Asset-Backed Securities	9.5%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	14.5%
Collateralized Mortgage Obligations	26.2%
Corporate Bonds/Notes	26.4%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the expense limits were lowered to 0.87%, 1.62%, 0.62%, 1.12% and 0.62% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IISIX

Voya Strategic Income Opportunities Fund

92913L874-AR

Class R: ISIRX

Voya Strategic Income Opportunities Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$115	1.12%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation decisions, while security selection decisions and currency positioning detracted. Duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency RMBS, agency mortgages and CMBS. Additionally, selection within CMBS & ABS contributed.

↓ Top detractors from performance: Selection within investment grade corporates & emerging market corporates. Lastly, currency positioning detracted.

Total Return Based on $10,000 Investment

Table Summary
	Class R	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$10,656	$10,044	$10,074	$10,192
2018	$11,057	$10,165	$10,196	$10,347
2019	$11,469	$10,620	$10,449	$10,816
2020	$10,689	$11,568	$10,697	$11,589
2021	$12,272	$11,650	$10,766	$11,931
2022	$11,933	$11,167	$10,771	$11,426
2023	$11,545	$10,633	$11,029	$10,899
2024	$12,372	$10,814	$11,620	$11,190
2025	$13,177	$11,341	$12,224	$11,777
2026	$13,778	$11,835	$12,743	$12,324

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R	4.56%	2.34%	3.26%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.25%	3.43%	2.45%
Bloomberg U.S. Universal Bond Index	4.64%	0.65%	2.11%

Fund Statistics

  Total Net Assets$2,007,400,912
  # of Portfolio Holdings1,544
  Portfolio Turnover Rate316%
  Investment Advisory Fees Paid$10,421,582

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
G2SF, 6.500%, 04/20/55	2.4%
Ginnie Mae, 6.500%, 09/20/55	2.1%
Freddie Mac REMIC Trust - Class FD, 5.262%, 02/25/55	1.7%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.2%
Ginnie Mae, 6.500%, 05/20/65	1.1%
Peru Government Bond, 5.350%, 08/12/40	1.0%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.0%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.5%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Common Stock	0.0%
U.S. Treasury Obligations	0.4%
Sovereign Bonds	3.2%
Bank Loans	8.4%
Asset-Backed Securities	9.5%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	14.5%
Collateralized Mortgage Obligations	26.2%
Corporate Bonds/Notes	26.4%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the expense limits were lowered to 0.87%, 1.62%, 0.62%, 1.12% and 0.62% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: ISIRX

Voya Strategic Income Opportunities Fund

92913L882-AR

Class R6: VSIRX

Voya Strategic Income Opportunities Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$56	0.55%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation decisions, while security selection decisions and currency positioning detracted. Duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency RMBS, agency mortgages and CMBS. Additionally, selection within CMBS & ABS contributed.

↓ Top detractors from performance: Selection within investment grade corporates & emerging market corporates. Lastly, currency positioning detracted.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Index
2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2017	$1,072,070	$1,004,400	$1,007,400	$1,019,200
2018	$1,119,309	$1,016,453	$1,019,590	$1,034,692
2019	$1,168,116	$1,061,990	$1,044,875	$1,081,563
2020	$1,094,780	$1,156,826	$1,069,743	$1,158,895
2021	$1,263,981	$1,165,039	$1,076,590	$1,193,083
2022	$1,236,508	$1,116,690	$1,077,128	$1,142,615
2023	$1,203,225	$1,063,312	$1,102,871	$1,089,941
2024	$1,295,001	$1,081,366	$1,162,012	$1,119,049
2025	$1,386,949	$1,134,132	$1,222,359	$1,177,721
2026	$1,458,335	$1,183,450	$1,274,288	$1,232,421

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	5.15%	2.90%	3.85%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.25%	3.43%	2.45%
Bloomberg U.S. Universal Bond Index	4.64%	0.65%	2.11%

Fund Statistics

  Total Net Assets$2,007,400,912
  # of Portfolio Holdings1,544
  Portfolio Turnover Rate316%
  Investment Advisory Fees Paid$10,421,582

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
G2SF, 6.500%, 04/20/55	2.4%
Ginnie Mae, 6.500%, 09/20/55	2.1%
Freddie Mac REMIC Trust - Class FD, 5.262%, 02/25/55	1.7%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.2%
Ginnie Mae, 6.500%, 05/20/65	1.1%
Peru Government Bond, 5.350%, 08/12/40	1.0%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.0%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.5%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Common Stock	0.0%
U.S. Treasury Obligations	0.4%
Sovereign Bonds	3.2%
Bank Loans	8.4%
Asset-Backed Securities	9.5%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	14.5%
Collateralized Mortgage Obligations	26.2%
Corporate Bonds/Notes	26.4%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the expense limits were lowered to 0.87%, 1.62%, 0.62%, 1.12% and 0.62% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VSIRX

Voya Strategic Income Opportunities Fund

92913L536-AR

Class W: ISIWX

Voya Strategic Income Opportunities Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$64	0.62%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund (before fees and expenses) outperformed the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation decisions, while security selection decisions and currency positioning detracted. Duration positioning had a limited impact.

↑ Top contributors to performance: Allocation to non-agency RMBS, agency mortgages and CMBS. Additionally, selection within CMBS & ABS contributed.

↓ Top detractors from performance: Selection within investment grade corporates & emerging market corporates. Lastly, currency positioning detracted.

Total Return Based on $10,000 Investment

Table Summary
	Class W	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2016	$10,000	$10,000	$10,000	$10,000
2017	$10,719	$10,044	$10,074	$10,192
2018	$11,177	$10,165	$10,196	$10,347
2019	$11,663	$10,620	$10,449	$10,816
2020	$10,920	$11,568	$10,697	$11,589
2021	$12,605	$11,650	$10,766	$11,931
2022	$12,323	$11,167	$10,771	$11,426
2023	$11,974	$10,633	$11,029	$10,899
2024	$12,894	$10,814	$11,620	$11,190
2025	$13,801	$11,341	$12,224	$11,777
2026	$14,503	$11,835	$12,743	$12,324

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class W	5.08%	2.84%	3.79%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.25%	3.43%	2.45%
Bloomberg U.S. Universal Bond Index	4.64%	0.65%	2.11%

Fund Statistics

  Total Net Assets$2,007,400,912
  # of Portfolio Holdings1,544
  Portfolio Turnover Rate316%
  Investment Advisory Fees Paid$10,421,582

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
G2SF, 6.500%, 04/20/55	2.4%
Ginnie Mae, 6.500%, 09/20/55	2.1%
Freddie Mac REMIC Trust - Class FD, 5.262%, 02/25/55	1.7%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Republic of Poland Government Bond, 5.000%, 10/25/35	1.2%
Ginnie Mae, 6.500%, 05/20/65	1.1%
Peru Government Bond, 5.350%, 08/12/40	1.0%
Uniform Mortgage-Backed Securities, 5.000%, 04/01/56	1.0%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.5%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.4%
Common Stock	0.0%
U.S. Treasury Obligations	0.4%
Sovereign Bonds	3.2%
Bank Loans	8.4%
Asset-Backed Securities	9.5%
U.S. Government Agency Obligations	10.0%
Commercial Mortgage-Backed Securities	14.5%
Collateralized Mortgage Obligations	26.2%
Corporate Bonds/Notes	26.4%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 1, 2026, the expense limits were lowered to 0.87%, 1.62%, 0.62%, 1.12% and 0.62% for Class A, Class C, Class I, Class R, and Class W shares, respectively.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: ISIWX

Voya Strategic Income Opportunities Fund

92913L809-AR

VACS Series: VVCBX

Voya VACS Series CB Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya VACS Series CB Fund for the period of January 22, 2026 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS SeriesFootnote Reference*	$3	0.15%
Footnote	Description
Footnote*	Expenses are for the period from January 22, 2026, commencement of operations, to March 31, 2026. Expenses for the full reporting period would be higher.

How did the Fund perform in the past 12 months?

Since inception from January 22, 2026 through March 31, 2026, the Fund outperformed the Bloomberg U.S. Aggregate Index primarily due to detractions from asset allocation decisions..

↑ Top contributors to performance: Security selection within investment grade (IG) corporates was positive for performance, given the Fund's bias towards shorter dated bonds which offset the spread widening.

↓ Top detractors from performance: Asset allocation decisions detracted, primarily from IG corporate spreads finishing the period wider amid the volatility spurred by the fallout of the Middle East conflict. Selection within agency mortgage pool securities also detracted from performance.

Total Return Based on $10,000 Investment

Table Summary
	Voya VACS Series CB Fund	Bloomberg U.S. Aggregate Bond Index
1/22/2026	$10,000	$10,000
2026	$9,999	$9,995

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	Since Inception (1/22/2026)
Voya VACS Series CB Fund	-0.04%
Bloomberg U.S. Aggregate Bond Index	-0.05%

Fund Statistics

  Total Net Assets$79,977,497
  # of Portfolio Holdings748
  Portfolio Turnover Rate79%
  Investment Advisory Fees PaidN/A

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Uniform Mortgage-Backed Securities, 2.000%, 04/01/56	3.6%
Uniform Mortgage-Backed Securities, 2.500%, 05/01/52	3.3%
Uniform Mortgage-Backed Securities, 5.500%, 01/01/56	2.8%
United States Treasury Bonds, 4.625%, 02/15/46	2.8%
United States Treasury Notes, 3.875%, 03/31/28	2.7%
Uniform Mortgage-Backed Securities, 3.000%, 06/01/52	2.6%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.4%
Uniform Mortgage-Backed Securities, 4.000%, 08/01/55	2.4%
United States Treasury Notes, 3.875%, 03/31/31	2.4%
Uniform Mortgage-Backed Securities, 3.500%, 02/01/51	2.2%

Investment Type Allocation

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(3.9)%
Mutual Funds	3.0%
Collateralized Mortgage Obligations	6.0%
Asset-Backed Securities	8.7%
Commercial Mortgage-Backed Securities	9.1%
U.S. Treasury Obligations	20.2%
U.S. Government Agency Obligations	26.0%
Corporate Bonds/Notes	30.9%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026.For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective January 22, 2026, in conjunction with the Fund’s commencement of operations, the Fund’s Principal Investment Strategies were revised to define the credit rating of split-rated debt instruments (debt instruments that receive different ratings from two or more NRSROs).

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VACS Series: VVCBX

Voya VACS Series CB Fund

92913L189-AR

Portfolio: VVITX

Voya VACS Series HYB Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya VACS Series HYB Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$6	0.06%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund outperformed the Bloomberg High Yield - 2% Issuer Constrained Composite Index, primarily due to security selection.

↑ Top contributors to performance: Security selection in industrials, as the Fund had overweight exposure to select outperforming credits.  Security selection in cable and satellite, primarily due to an overweight position to Direct TV.   Lastly, security selection in healthcare & pharma, primarily due to an overweight to a few pharma-related securities that outperformed.

↓ Top detractors from performance: Underweight position in energy, as the sector benefited from elevated oil prices.   Security selection in gaming, primarily due to an overweight to Scientific Games Holdings.  Lastly, an underweight position in wirelines.

Total Return Based on $10,000 Investment

Table Summary
	Voya VACS Series HYB Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2/24/2023	$10,000	$10,000	$10,000
2023	$10,186	$10,267	$10,153
2024	$11,189	$10,442	$11,285
2025	$12,001	$10,951	$12,153
2026	$12,874	$11,427	$13,005

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	Since Inception (2/24/2023)
Voya VACS Series HYB Fund	7.28%	8.50%
Bloomberg U.S. Aggregate Bond Index	4.35%	4.44%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.01%	8.86%

Fund Statistics

  Total Net Assets$307,955,809
  # of Portfolio Holdings324
  Portfolio Turnover Rate64%
  Investment Advisory Fees PaidN/A

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Medline Borrower L.P., 5.250%, 10/01/29	0.9%
Warnermedia Holdings, Inc., 4.279%, 03/15/32	0.9%
Level 3 Financing, Inc., 6.875%, 06/30/33	0.7%
Directv Financing LLC, 8.875%, 02/01/30	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/31	0.7%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
Celanese US Holdings LLC, 6.750%, 04/15/33	0.7%
Quikrete Holdings, Inc., 6.375%, 03/01/32	0.7%
New Gold, Inc., 6.875%, 04/01/32	0.6%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	2.8%
Bank Loans	6.2%
Corporate Bonds/Notes	91.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Portfolio: VVITX

Voya VACS Series HYB Fund

92913L262-AR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Christopher P. Sullivan, Jody Foster and Mark Wetzel are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Sullivan, Ms. Foster and Mr. Wetzel are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Fund during the Fund’s fiscal years ended March 31, 2026 and March 31, 2025.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $266,031 for the year ended March 31, 2026 and $256,885 for the year ended March 31, 2025.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended March 31, 2026 and $0 for the year ended March 31, 2025.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $93,005 for the year ended March 31, 2026 and $87,895 for the year ended March 31, 2025. Such services included review of excise distribution calculations (if applicable), international tax compliance services, preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended March 31, 2026 and $0 for the year ended March 31, 2025.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

1

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommend a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent withPCAOB Rule 3526, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:   November 13, 2025

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Service
German Tax Treaty Reclaims	√	Not to exceed $2,500 per fund during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:        January 1, 2026 to December 31, 2026

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA ENHANCED SECURITIZED INCOME FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

There were no services, or 0%, provided to the registrant by EY that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended March 31, 2026 and March 31, 2025; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2026	2025
Voya Funds Trust	$93,005	$87,895
Voya Investments, LLC (1)	$11,720,445	$15,080,826

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

March 31, 2026

Classes A, C, I, R, R6 and W

Fixed-Income Funds

■	Voya GNMA Income Fund	■	Voya Short Duration Bond Fund
■	Voya High Yield Bond Fund	■	Voya Short Duration High Income Fund
■	Voya Intermediate Bond Fund	■	Voya Strategic Income Opportunities Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya GNMA Income Fund, Voya High Yield Bond Fund, Voya Intermediate Bond Fund, Voya Short Duration Bond Fund, Voya Short Duration High Income Fund and Voya Strategic Income Opportunities Fund and the Board of Trustees of Voya Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya GNMA Income Fund, Voya High Yield Bond Fund, Voya Intermediate Bond Fund, Voya Short Duration Bond Fund, Voya Short Duration High Income Fund, and Voya Strategic Income Opportunities Fund (collectively referred to as the “Funds”) (six of the funds constituting Voya Funds Trust (the “Trust”)), including the portfolios of investments, as of March 31, 2026, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting Voya Funds Trust) at March 31, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting	Statement of	Statements of changes in	Financial highlights
Voya Funds Trust	Operations	net assets
Voya GNMA Income Fund	For the year ended	For each of the two years	For each of the five years
Voya High Yield Bond Fund	March 31, 2026	in the period ended	in the period ended
Voya Intermediate Bond Fund		March 31, 2026	March 31, 2026
Voya Short Duration Bond Fund
Voya Strategic Income Opportunities Fund
Voya Short Duration High Income Fund	For the year ended	For each of the two years	For each of the three
	March 31, 2026	in the period ended	years in the period ended
		March 31, 2026	March 31, 2026, and the
period from February 9,
2023 (commencement
of operations) through
March 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

May 27, 2026

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2026

	Voya GNMA	Voya High Yield	Voya Intermediate
	Income Fund	Bond Fund	Bond Fund
ASSETS:
Investments in securities at fair value+*	$1,391,230,050	$206,988,382	$9,741,327,498
Investments in affiliated underlying funds at fair value**	–	–	334,386,275
Short-term investments at fair value†	2,568,044	8,514,821	2,830,093,591
Cash	–	–	118,412,264
Cash collateral for futures contracts	3,041,944	–	51,133,164
Cash pledged for centrally cleared swaps (Note 2)	–	–	81,153,600
Cash pledged as collateral for OTC derivatives (Note 2)	–	–	11,970,000
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	1,673,000	–	7,215,666
Foreign currencies at value‡	–	–	193
Receivables:
Investment securities sold	–	–	205,113,888
Investment securities sold on a delayed-delivery or when-issued basis	340,150,737	–	236,419,300
Fund shares sold	578,953	34,929	6,032,943
Dividends	–	38,553	1,884
Interest	3,997,132	3,511,604	66,108,058
Variation margin on futures contracts	–	–	4,068,467
Variation margin on centrally cleared swaps	–	–	3,416,040
Unrealized appreciation on forward foreign currency contracts	–	–	1,138,975
Unrealized appreciation on forward premium swaptions	–	–	4,458,540
Unrealized appreciation on OTC swap agreements	–	–	400,271
Prepaid expenses	37,090	47,389	73,776
Reimbursement due from Investment Adviser	313,761	–	977,750
Due from broker	1,242,505	–	4,242,000
Other assets	38,487	15,548	176,239
Total assets	1,744,871,703	219,151,226	13,708,320,382

LIABILITIES:
Income distribution payable	627,917	24,495	5,081,736
Payable for investment securities purchased	6,406	4,738,969	401,704,597
Payable for investment securities purchased on a delayed-delivery or when-issued basis	657,006,050	–	1,276,211,566
Payable for fund shares redeemed	2,286,499	419,374	30,510,727
Payable upon receipt of securities loaned	–	–	780,062,026
Sales commitments^^^	12,748,791	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	5,015
Unrealized depreciation on forward premium swaptions	–	–	8,421,928
Upfront payments received on OTC swap agreements	–	–	115,785
Unrealized depreciation on OTC swap agreements	–	–	3,186,878
Variation margin payable on futures contracts	326,761	–	–
Cash received as collateral for OTC derivatives (Note 2)	–	–	940,000
Payable for investment management fees	409,729	103,077	2,337,996
Payable for distribution and shareholder service fees	66,129	7,456	80,523
Payable to custodian due to bank overdraft	899,082	–	–
Payable to trustees under the deferred compensation plan (Note 6)	38,487	15,548	176,239
Payable for trustee fees	2,737	696	24,587
Other accrued expenses and liabilities	483,303	132,505	2,780,430
Written options, at fair value^	–	–	798,878
Total liabilities	674,901,891	5,442,120	2,512,438,911
NET ASSETS	$1,069,969,812	$213,709,106	$11,195,881,471

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2026 (continued)

		Voya GNMA	Voya High Yield	Voya Intermediate
		Income Fund	Bond Fund	Bond Fund
NET ASSETS WERE COMPRISED OF:
Paid-in capital		$1,266,538,169	$261,300,888	$12,606,452,631
Total distributable loss		(196,568,357)	(47,591,782)	(1,410,571,160)
NET ASSETS		$1,069,969,812	$213,709,106	$11,195,881,471

+	Including securities loaned at value	$—	$—	$760,792,727
*	Cost of investments in securities	$1,469,475,416	$209,407,024	$9,932,280,122
**	Cost of investments in affiliated underlying funds	$—	$—	$332,472,056
†	Cost of short-term investments	$2,568,032	$8,514,821	$2,830,510,230
‡	Cost of foreign currencies	$—	$—	$188
^	Premiums received on written options	$—	$—	$1,116,788
^^^	Proceeds receivable from sales commitments	$12,779,511	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2026 (continued)

	Voya GNMA	Voya High Yield	Voya Intermediate
	Income Fund	Bond Fund	Bond Fund
Class A
Net assets	$283,363,922	$30,128,683	$159,112,421
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	37,725,162	4,366,210	18,176,858
Net asset value and redemption price per share†	$7.51	$6.90	$8.75
Maximum offering price per share (2.50%)(1)	$7.70	$7.08	$8.97

Class C
Net assets	$6,361,835	$1,090,994	$4,856,151
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	851,128	158,256	555,556
Net asset value and redemption price per share†	$7.47	$6.89	$8.74

Class I
Net assets	$725,654,571	$75,920,811	$7,846,090,338
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	96,425,614	11,038,017	896,366,936
Net asset value and redemption price per share	$7.53	$6.88	$8.75

Class R
Net assets	n/a	$191,336	$97,932,480
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	27,725	11,172,667
Net asset value and redemption price per share	n/a	$6.90	$8.77

Class R6
Net assets	$11,747,341	$72,299,973	$3,003,158,803
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,560,889	10,475,841	342,930,095
Net asset value and redemption price per share	$7.53	$6.90	$8.76

Class W
Net assets	$42,842,143	$34,077,309	$84,731,278
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,683,568	4,931,319	9,687,517
Net asset value and redemption price per share	$7.54	$6.91	$8.75

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2026

	Voya Short	Voya Short
	Duration	Duration	Voya Strategic
	Bond	High Income	Income
	Fund	Fund	Opportunities Fund
ASSETS:
Investments in securities at fair value+*	$357,697,272	$186,134,060	$1,981,401,942
Short-term investments at fair value†	20,484,967	15,049,955	232,444,581
Cash	70,839	–	–
Cash collateral for futures contracts	1,253,921	–	7,587,994
Cash pledged for centrally cleared swaps (Note 2)	196,200	–	26,658,246
Cash pledged as collateral for OTC derivatives (Note 2)	–	–	8,050,000
Foreign currencies at value‡	–	–	11,213,473
Receivables:
Investment securities sold	1,102,156	2,002,500	114,577,303
Investment securities sold on a delayed-delivery or when-issued basis	–	–	205,246,986
Fund shares sold	58,306	7,700	4,396,878
Dividends	4,301	19,313	53,651
Interest	2,401,767	3,003,862	15,035,793
Foreign tax reclaims	–	–	108,681
Variation margin on futures contracts	18,402	–	503,370
Variation margin on centrally cleared swaps	4,785	–	374,288
Unrealized appreciation on forward foreign currency contracts	–	–	733,922
Unrealized appreciation on forward premium swaptions	–	–	1,860,943
Unrealized appreciation on OTC swap agreements	–	–	168,857
Prepaid expenses	45,445	78,224	62,160
Reimbursement due from Investment Adviser	14,145	43,368	149,501
Other assets	7,019	32,943	30,556
Total assets	383,359,525	206,371,925	2,610,659,125

LIABILITIES:
Income distribution payable	907	13,494	597,915
Payable for investment securities purchased	5,337,174	–	191,943,206
Payable for investment securities purchased on a delayed-delivery or when-issued basis	–	–	134,437,431
Payable for fund shares redeemed	700,356	1,506,058	4,560,746
Payable upon receipt of securities loaned	5,056,561	8,154,777	32,237,337
Sales commitments^^^	–	–	156,467,090
Unrealized depreciation on forward foreign currency contracts	–	–	314,825
Unrealized depreciation on forward premium swaptions	–	–	4,486,396
Unrealized depreciation on OTC swap agreements	–	–	2,045,868
Cash received as collateral for OTC derivatives (Note 2)	–	–	880,000
Payable for investment management fees	79,758	115,566	858,207
Payable for distribution and shareholder service fees	600	24,553	43,496
Payable to custodian due to bank overdraft	–	–	70,108,072
Payable to trustees under the deferred compensation plan (Note 6)	7,019	32,943	30,556
Payable for trustee fees	1,201	569	5,305
Other accrued expenses and liabilities	87,208	140,878	559,603
Unfunded loan commitments (Note 10)	–	–	337,942
Written options, at fair value^	66,915	–	3,344,218
Total liabilities	11,337,699	9,988,838	603,258,213
NET ASSETS	$372,021,826	$196,383,087	$2,007,400,912

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2026 (continued)

		Voya Short	Voya Short
		Duration	Duration	Voya Strategic
		Bond	High Income	Income
		Fund	Fund	Opportunities Fund
NET ASSETS WERE COMPRISED OF:
Paid-in capital		$399,778,678	$447,264,172	$2,264,213,480
Total distributable loss		(27,756,852)	(250,881,085)	(256,812,568)
NET ASSETS		$372,021,826	$196,383,087	$2,007,400,912

+	Including securities loaned at value	$4,953,362	$7,930,850	$31,391,620
*	Cost of investments in securities	$356,651,791	$188,911,895	$2,015,804,383
†	Cost of short-term investments	$20,486,623	$15,049,955	$232,500,454
‡	Cost of foreign currencies	$—	$—	$10,945,420
^	Premiums received on written options	$83,060	$—	$2,876,158
^^^	Proceeds receivable from sales commitments	$—	$—	$156,707,854

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2026 (continued)

	Voya Short	Voya Short
	Duration	Duration	Voya Strategic
	Bond	High Income	Income
	Fund	Fund	Opportunities Fund
Class A
Net assets	$2,212,941	$79,572,813	$58,751,917
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	237,174	8,489,197	6,327,713
Net asset value and redemption price per share†	$9.33	$9.37	$9.28
Maximum offering price per share (2.50%)(1)	$9.57	$9.61	$9.52

Class C
Net assets	$97,820	$8,652,685	$27,901,208
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	10,471	911,684	3,049,903
Net asset value and redemption price per share†	$9.34	$9.49	$9.15

Class I
Net assets	$53,026,724	$104,040,356	$1,612,622,771
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,682,280	11,106,743	173,538,237
Net asset value and redemption price per share	$9.33	$9.37	$9.29

Class R
Net assets	$22,469	n/a	$15,045,659
Shares authorized	unlimited	n/a	unlimited
Par value	$0.001	n/a	$0.001
Shares outstanding	2,398	n/a	1,633,634
Net asset value and redemption price per share	$9.37	n/a	$9.21

Class R6
Net assets	$309,941,000	$4,911	$277,828,031
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	33,197,699	524	29,987,051
Net asset value and redemption price per share	$9.34	$9.38	$9.26

Class W
Net assets	$6,720,872	$4,112,322	$15,251,326
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	717,893	439,008	1,646,671
Net asset value and redemption price per share	$9.36	$9.37	$9.26

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended March 31, 2026

	Voya GNMA	Voya High Yield	Voya Intermediate
	Income Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Dividends	$—	$422,932	$184,787
Dividends from affiliated underlying funds	—	—	2,303,243
Interest, net of foreign taxes withheld*	45,812,804	17,762,801	472,148,524
Securities lending income, net	—	32,359	1,836,969
Other	6,528	1,715	58,091
Total investment income	45,819,332	18,219,807	476,531,614
EXPENSES:
Investment management fees	4,908,693	1,698,349	26,557,469
Distribution and shareholder service fees:
Class A	720,181	79,747	436,165
Class C	72,442	11,903	54,303
Class R	—	1,324	506,022
Transfer agent fees:
Class A	641,776	48,069	255,914
Class C	15,432	1,789	7,985
Class I	822,580	85,785	4,793,240
Class R	—	392	149,802
Class R6	98	395	22,071
Class W	97,465	54,578	126,386
Shareholder reporting expense	213,600	38,741	530,872
Registration fees	85,268	93,293	214,885
Professional fees	80,743	24,573	695,018
Custody and accounting expense	218,504	21,806	693,695
Trustee fees	27,376	6,960	245,867
Miscellaneous expense	107,245	36,655	686,052
Interest expense	96	771	1,934
Total expenses	8,011,499	2,205,130	35,977,680
Waived and reimbursed fees	(1,086,738)	(139,213)	(1,221,411)
Net expenses	6,924,761	2,065,917	34,756,269
Net investment income	38,894,571	16,153,890	441,775,345
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,793,756)	6,741,934	38,163,206
Forward foreign currency contracts	—	—	(27,360,989)
Foreign currency related transactions	—	—	6,522,042
Futures	(5,481,268)	—	(20,996,873)
Swaps	—	310,624	(1,327,593)
Written options	—	—	9,427,599
Sales commitments	(66,653)	—	—
Net realized gain (loss)	(10,341,677)	7,052,558	4,427,392
Net change in unrealized appreciation (depreciation) on:
Investments	19,970,665	(2,988,138)	34,926,588
Affiliated underlying funds	—	—	1,914,219
Forward foreign currency contracts	—	—	2,208,109
Foreign currency related transactions	—	—	(11,419)
Futures	4,784,680	—	(31,368,818)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended March 31, 2026

	Voya GNMA	Voya High Yield	Voya Intermediate
	Income Fund	Bond Fund	Bond Fund
Swaps	—	—	6,532,886
Written options	—	—	(2,554,815)
Sales commitments	77,561	—	—
Net change in unrealized appreciation (depreciation)	24,832,906	(2,988,138)	11,646,750
Net realized and unrealized gain	14,491,229	4,064,420	16,074,142
Increase in net assets resulting from operations	$53,385,800	$20,218,310	$457,849,487

* Foreign taxes withheld	$19,677	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended March 31, 2026

	Voya Short	Voya Short
	Duration	Duration	Voya Strategic
	Bond	High Income	Income
	Fund	Fund	Opportunities Fund
INVESTMENT INCOME:
Dividends	$145,236	$448,910	$611,744
Interest	23,946,258	15,825,484	118,507,329
Securities lending income, net	18,633	100,869	136,602
Other	2,943	1,376	12,664
Total investment income	24,113,070	16,376,639	119,268,339
EXPENSES:
Investment management fees	1,201,180	1,083,664	10,609,783
Distribution and shareholder service fees:
Class A	7,713	150,507	178,570
Class C	968	76,926	300,382
Class R	275	—	76,268
Transfer agent fees:
Class A	4,584	39,684	49,136
Class C	148	4,605	20,633
Class I	9,891	105,973	1,228,160
Class R	83	—	10,529
Class R6	634	30	526
Class W	10,687	2,011	11,117
Shareholder reporting expense	6,170	59,642	163,737
Registration fees	87,756	132,166	138,452
Professional fees	42,597	37,826	161,752
Custody and accounting expense	98,891	50,147	411,085
Trustee fees	12,012	5,686	53,048
Miscellaneous expense	55,870	31,672	192,654
Interest expense	—	—	1,247
Total expenses	1,539,459	1,780,539	13,607,079
Waived and reimbursed fees	(36,440)	(181,645)	(188,201)
Net expenses	1,503,019	1,598,894	13,418,878
Net investment income	22,610,051	14,777,745	105,849,461
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,737,745	(18,199,283)	12,999,726
Forward foreign currency contracts	—	—	(14,001,453)
Foreign currency related transactions	—	—	2,860,455
Futures	442,889	—	(3,552,253)
Swaps	(45,382)	—	211,815
Written options	375,727	—	6,614,877
Sales commitments	—	—	(2,463,872)
Net realized gain (loss)	4,510,979	(18,199,283)	2,669,295
Net change in unrealized appreciation (depreciation) on:
Investments	(2,193,395)	6,086,484	560,114
Forward foreign currency contracts	—	—	588,004
Foreign currency related transactions	—	—	241,018
Futures	(1,598,445)	—	(3,723,270)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended March 31, 2026

	Voya Short	Voya Short
	Duration	Duration	Voya Strategic
	Bond	High Income	Income
	Fund	Fund	Opportunities Fund
Swaps	(52,348)	—	2,371,492
Written options	18,034	—	(2,547,343)
Sales commitments	—	—	495,892
Net change in unrealized appreciation (depreciation)	(3,826,154)	6,086,484	(2,014,093)
Net realized and unrealized gain (loss)	684,825	(12,112,799)	655,202
Increase in net assets resulting from operations	$23,294,876	$2,664,946	$106,504,663

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya GNMA Income Fund		Voya High Yield Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,
	2026	2025	2026	2025
FROM OPERATIONS:
Net investment income	$38,894,571	$41,588,682	$16,153,890	$26,769,676
Net realized gain (loss)	(10,341,677)	(104,702)	7,052,558	(4,248,320)
Net change in unrealized appreciation (depreciation)	24,832,906	22,026,934	(2,988,138)	3,995,045
Increase in net assets resulting from operations	53,385,800	63,510,914	20,218,310	26,516,401

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(10,803,446)	(10,029,263)	(1,779,742)	(2,138,491)
Class C	(216,592)	(223,589)	(57,812)	(229,759)
Class I	(29,966,438)	(29,261,043)	(6,180,623)	(9,402,040)
Class R	—	—	(14,612)	(19,785)
Class R6	(608,049)	(898,365)	(6,675,670)	(12,077,257)
Class W	(1,750,866)	(1,710,697)	(2,103,113)	(2,689,695)
Return of capital:
Class A	—	—	(57,768)	—
Class C	—	—	(2,090)	—
Class I	—	—	(140,659)	—
Class R	—	—	(360)	—
Class R6	—	—	(138,335)	—
Class W	—	—	(66,612)	—
Total distributions	(43,345,391)	(42,122,957)	(17,217,396)	(26,557,027)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	329,649,669	357,259,822	52,725,990	123,520,158
Reinvestment of distributions	36,537,004	35,954,488	16,531,446	24,863,213
	366,186,673	393,214,310	69,257,436	148,383,371
Cost of shares redeemed	(416,009,185)	(571,644,335)	(215,912,587)	(266,598,395)
Net decrease in net assets resulting from capital share transactions	(49,822,512)	(178,430,025)	(146,655,151)	(118,215,024)
Net decrease in net assets	(39,782,103)	(157,042,068)	(143,654,237)	(118,255,650)

NET ASSETS:
Beginning of year or period	1,109,751,915	1,266,793,983	357,363,343	475,618,993
End of year or period	$1,069,969,812	$1,109,751,915	$213,709,106	$357,363,343

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

			Voya Short Duration
	Voya Intermediate Bond Fund		Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,
	2026	2025	2026	2025
FROM OPERATIONS:
Net investment income	$441,775,345	$412,869,895	$22,610,051	$27,775,642
Net realized gain (loss)	4,427,392	(122,706,847)	4,510,979	(1,496,346)
Net change in unrealized appreciation (depreciation)	11,646,750	188,399,061	(3,826,154)	6,305,917
Increase in net assets resulting from operations	457,849,487	478,562,109	23,294,876	32,585,213

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(7,436,029)	(9,379,446)	(134,907)	(157,956)
Class C	(190,650)	(230,359)	(3,489)	(3,125)
Class I	(301,258,740)	(280,755,291)	(2,315,823)	(1,736,225)
Class R	(4,060,604)	(4,302,815)	(2,252)	(1,522)
Class R6	(138,632,571)	(124,105,599)	(19,878,784)	(25,431,988)
Class W	(3,832,938)	(4,291,956)	(325,728)	(410,891)
Total distributions	(455,411,532)	(423,065,466)	(22,660,983)	(27,741,707)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,407,794,283	2,736,763,127	135,917,883	278,286,657
Reinvestment of distributions	396,761,066	367,698,110	22,648,879	27,542,616
	3,804,555,349	3,104,461,237	158,566,762	305,829,273
Cost of shares redeemed	(2,117,523,371)	(2,154,398,990)	(381,311,372)	(268,802,186)
Net increase (decrease) in net assets resulting from capital share transactions	1,687,031,978	950,062,247	(222,744,610)	37,027,087
Net increase (decrease) in net assets	1,689,469,933	1,005,558,890	(222,110,717)	41,870,593

NET ASSETS:
Beginning of year or period	9,506,411,538	8,500,852,648	594,132,543	552,261,950
End of year or period	$11,195,881,471	$9,506,411,538	$372,021,826	$594,132,543

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Short Duration		Voya Strategic
	High Income Fund		Income Opportunities Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,
	2026	2025	2026	2025
FROM OPERATIONS:
Net investment income	$14,777,745	$15,060,839	$105,849,461	$110,790,732
Net realized gain (loss)	(18,199,283)	1,593,237	2,669,295	(33,592,949)
Net change in unrealized appreciation (depreciation)	6,086,484	(7,311,506)	(2,014,093)	58,364,042
Increase in net assets resulting from operations	2,664,946	9,342,570	106,504,663	135,561,825

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(3,914,208)	(1,422,657)	(3,211,687)	(3,456,860)
Class C	(454,354)	(238,344)	(1,121,828)	(1,420,366)
Class I	(10,895,151)	(13,780,624)	(79,182,329)	(87,091,265)
Class R	—	—	(644,636)	(784,703)
Class R6	(230,762)	(1,460,398)	(14,939,445)	(16,127,689)
Class W	(193,464)	—	(765,825)	(918,821)
Return of capital:
Class A	—	—	(86,820)	—
Class C	—	—	(39,545)	—
Class I	—	—	(2,286,923)	—
Class R	—	—	(21,103)	—
Class R6	—	—	(393,573)	—
Class W	—	—	(21,337)	—
Total distributions	(15,687,939)	(16,902,023)	(102,715,051)	(109,799,704)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	55,418,251	234,554,161	497,268,014	581,918,585
Proceeds from shares issued in merger (Note 14)	131,542,751	—	—	—
Reinvestment of distributions	15,554,533	16,577,886	95,163,226	101,586,222
	202,515,535	251,132,047	592,431,240	683,504,807
Cost of shares redeemed	(261,124,076)	(110,861,371)	(692,247,319)	(455,076,650)
Net increase (decrease) in net assets resulting from capital share transactions	(58,608,541)	140,270,676	(99,816,079)	228,428,157
Net increase (decrease) in net assets	(71,631,534)	132,711,223	(96,026,467)	254,190,278

NET ASSETS:
Beginning of year or period	268,014,621	135,303,398	2,103,427,379	1,849,237,101
End of year or period	$196,383,087	$268,014,621	$2,007,400,912	$2,103,427,379

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya GNMA Income Fund
Class A
03-31-26	7.44	0.25	•	0.10	0.35	0.28	—		—	0.28	—	7.51	4.78	0.99	0.84	0.84	3.34	283,364	432
03-31-25	7.30	0.24	•	0.14	0.38	0.24	—		—	0.24	—	7.44	5.34	0.88	0.84	0.84	3.27	286,904	457
03-31-24	7.47	0.23	•	(0.15)	0.08	0.25	—		—	0.25	—	7.30	1.20	0.86	0.84	0.84	3.23	317,375	495
03-31-23	8.03	0.16	•	(0.53)	(0.37)	0.19	—		—	0.19	—	7.47	(4.53)	0.83	0.84	0.84	2.17	389,829	353
03-31-22	8.50	0.04	•	(0.40)	(0.36)	0.10	—		0.01	0.11	—	8.03	(4.36)	0.84	0.84	0.84	0.45	464,615	539
Class C
03-31-26	7.41	0.19	•	0.09	0.28	0.22	—		—	0.22	—	7.47	3.87	1.74	1.59	1.59	2.58	6,362	432
03-31-25	7.26	0.18	•	0.16	0.34	0.19	—		—	0.19	—	7.41	4.71	1.63	1.59	1.59	2.53	7,699	457
03-31-24	7.43	0.18	•	(0.15)	0.03	0.20	—		—	0.20	—	7.26	0.44	1.61	1.59	1.59	2.48	10,785	495
03-31-23	7.99	0.10	•	(0.52)	(0.42)	0.14	—		—	0.14	—	7.43	(5.28)	1.58	1.59	1.59	1.39	17,679	353
03-31-22	8.46	(0.03	)•	(0.40)	(0.43)	0.03	—		0.01	0.04	—	7.99	(5.10)	1.59	1.59	1.59	(0.32)	26,837	539
Class I
03-31-26	7.46	0.27	•	0.10	0.37	0.30	—		—	0.30	—	7.53	5.09	0.63	0.54	0.54	3.64	725,655	432
03-31-25	7.31	0.26	•	0.16	0.42	0.27	—		—	0.27	—	7.46	5.80	0.60	0.54	0.54	3.57	750,880	457
03-31-24	7.49	0.26	•	(0.16)	0.10	0.28	—		—	0.28	—	7.31	1.39	0.59	0.54	0.54	3.53	861,582	495
03-31-23	8.04	0.19	•	(0.52)	(0.33)	0.22	—		—	0.22	—	7.49	(4.11)	0.56	0.54	0.54	2.48	822,846	353
03-31-22	8.52	0.06	•	(0.41)	(0.35)	0.12	—		0.01	0.13	—	8.04	(4.18)	0.56	0.54	0.54	0.74	834,623	539
Class R6
03-31-26	7.46	0.27	•	0.11	0.38	0.31	—		—	0.31	—	7.53	5.14	0.51	0.51	0.51	3.65	11,747	432
03-31-25	7.31	0.27	•	0.15	0.42	0.27	—		—	0.27	—	7.46	5.85	0.50	0.50	0.50	3.60	17,992	457
03-31-24	7.49	0.26	•	(0.16)	0.10	0.28	—		—	0.28	—	7.31	1.44	0.50	0.50	0.50	3.58	28,497	495
03-31-23	8.05	0.19	•	(0.53)	(0.34)	0.22	—		—	0.22	—	7.49	(4.21)	0.49	0.49	0.49	2.57	29,707	353
03-31-22	8.52	0.07	•	(0.41)	(0.34)	0.12	—		0.01	0.13	—	8.05	(4.06)	0.48	0.48	0.48	0.81	23,951	539
Class W
03-31-26	7.47	0.27	•	0.10	0.37	0.30	—		—	0.30	—	7.54	5.04	0.74	0.59	0.59	3.59	42,842	432
03-31-25	7.32	0.26	•	0.15	0.41	0.26	—		—	0.26	—	7.47	5.74	0.63	0.59	0.59	3.52	46,276	457
03-31-24	7.50	0.25	•	(0.16)	0.09	0.27	—		—	0.27	—	7.32	1.34	0.61	0.59	0.59	3.48	48,555	495
03-31-23	8.05	0.18	•	(0.52)	(0.34)	0.21	—		—	0.21	—	7.50	(4.15)	0.58	0.59	0.59	2.36	66,562	353
03-31-22	8.53	0.06	•	(0.41)	(0.35)	0.12	—		0.01	0.13	—	8.05	(4.22)	0.59	0.59	0.59	0.70	110,824	539
Voya High Yield Bond Fund
Class A
03-31-26	6.88	0.38	•	0.04	0.42	0.39	—		0.01	0.40	—	6.90	6.20	1.10	1.05	1.05	5.46	30,129	162
03-31-25	6.88	0.44	•	—	0.44	0.44	—		—	0.44	—	6.88	6.53	1.06	1.01	1.01	6.41	32,966	75
03-31-24	6.73	0.42	•	0.16	0.58	0.43	—		—	0.43	—	6.88	8.89	1.09	1.04	1.04	6.24	35,358	62
03-31-23	7.58	0.37	•	(0.77)	(0.40)	0.36	0.09		—	0.45	—	6.73	(5.07)	1.08	1.07	1.07	5.46	38,546	70
03-31-22	7.99	0.36	•	(0.40)	(0.04)	0.37	0.00	*	—	0.37	—	7.58	(0.62)	1.04	1.04	1.04	4.55	45,842	63
Class C
03-31-26	6.88	0.33	•	0.03	0.36	0.34	—		0.01	0.35	—	6.89	5.26	1.85	1.80	1.80	4.73	1,091	162
03-31-25	6.87	0.39	•	0.01	0.40	0.39	—		—	0.39	—	6.88	5.89	1.81	1.76	1.76	5.69	1,492	75
03-31-24	6.72	0.37	•	0.16	0.53	0.38	—		—	0.38	—	6.87	8.08	1.84	1.79	1.79	5.49	5,982	62
03-31-23	7.58	0.32	•	(0.77)	(0.45)	0.32	0.09		—	0.41	—	6.72	(5.87)	1.83	1.82	1.82	4.69	6,562	70
03-31-22	7.99	0.30	•	(0.40)	(0.10)	0.31	0.00	*	—	0.31	—	7.58	(1.37)	1.79	1.79	1.79	3.80	9,496	63
Class I
03-31-26	6.86	0.40	•	0.04	0.44	0.41	—		0.01	0.42	—	6.88	6.58	0.77	0.72	0.72	5.82	75,921	162
03-31-25	6.86	0.47	•	(0.01)	0.46	0.46	—		—	0.46	—	6.86	6.90	0.73	0.68	0.68	6.74	126,861	75
03-31-24	6.71	0.44	•	0.16	0.60	0.45	—		—	0.45	—	6.86	9.28	0.75	0.70	0.70	6.59	193,044	62

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya High Yield Bond Fund (continued)
Class I (continued)
03-31-23	7.57	0.40	•	(0.78)	(0.38)	0.39	0.09		—	0.48	—	6.71	(4.83)	0.73	0.72	0.72	5.82	188,736	70
03-31-22	7.98	0.39	•	(0.40)	(0.01)	0.40	0.00	*	—	0.40	—	7.57	(0.28)	0.69	0.69	0.69	4.90	193,357	63
Class R
03-31-26	6.88	0.37	•	0.03	0.40	0.37	—		0.01	0.38	—	6.90	5.94	1.35	1.30	1.30	5.25	191	162
03-31-25	6.88	0.43	•	(0.01)	0.42	0.42	—		—	0.42	—	6.88	6.26	1.31	1.26	1.26	6.16	324	75
03-31-24	6.73	0.40	•	0.16	0.56	0.41	—		—	0.41	—	6.88	8.62	1.34	1.29	1.29	6.00	297	62
03-31-23	7.59	0.36	•	(0.78)	(0.42)	0.35	0.09		—	0.44	—	6.73	(5.38)	1.33	1.32	1.32	5.26	256	70
03-31-22	8.00	0.34	•	(0.40)	(0.06)	0.35	0.00	*	—	0.35	—	7.59	(0.87)	1.29	1.29	1.29	4.29	182	63
Class R6
03-31-26	6.88	0.41	•	0.04	0.45	0.42	—		0.01	0.43	—	6.90	6.64	0.69	0.64	0.64	5.93	72,300	162
03-31-25	6.88	0.47	•	—	0.47	0.47	—		—	0.47	—	6.88	6.96	0.66	0.61	0.61	6.81	158,047	75
03-31-24	6.73	0.45	•	0.15	0.60	0.45	—		—	0.45	—	6.88	9.34	0.68	0.63	0.63	6.69	197,092	62
03-31-23	7.59	0.40	•	(0.77)	(0.37)	0.40	0.09		—	0.49	—	6.73	(4.74)	0.67	0.66	0.66	5.94	93,175	70
03-31-22	8.00	0.40	•	(0.41)	(0.01)	0.40	0.00	*	—	0.40	—	7.59	(0.21)	0.63	0.63	0.63	4.91	44,338	63
Class W
03-31-26	6.89	0.40	•	0.04	0.44	0.41	—		0.01	0.42	—	6.91	6.47	0.85	0.80	0.80	5.71	34,077	162
03-31-25	6.89	0.46	•	—	0.46	0.46	—		—	0.46	—	6.89	6.79	0.81	0.76	0.76	6.66	37,673	75
03-31-24	6.74	0.44	•	0.15	0.59	0.44	—		—	0.44	—	6.89	9.16	0.84	0.79	0.79	6.46	43,846	62
03-31-23	7.60	0.39	•	(0.77)	(0.38)	0.39	0.09		—	0.48	—	6.74	(4.88)	0.83	0.82	0.82	5.70	57,159	70
03-31-22	8.00	0.38	•	(0.39)	(0.01)	0.39	0.00	*	—	0.39	—	7.60	(0.24)	0.79	0.79	0.79	4.79	84,428	63
Voya Intermediate Bond Fund
Class A
03-31-26	8.75	0.37	•	0.01	0.38	0.38	—		—	0.38	—	8.75	4.34	0.70	0.68	0.68	4.16	159,112	202	††
03-31-25	8.67	0.37	•	0.09	0.46	0.38	—		—	0.38	—	8.75	5.42	0.68	0.68	0.68	4.30	188,702	152	††
03-31-24	8.74	0.33	•	(0.06)	0.27	0.34	—		—	0.34	—	8.67	3.17	0.72	0.72	0.72	3.82	223,398	277	††
03-31-23	9.55	0.26	•	(0.82)	(0.56)	0.25	—		—	0.25	—	8.74	(5.82)	0.72	0.72	0.72	2.93	245,387	247	††
03-31-22	10.25	0.20	•	(0.66)	(0.46)	0.22	—		0.02	0.24	—	9.55	(4.70)	0.69	0.69	0.69	1.97	364,121	222	††
Class C
03-31-26	8.74	0.30	•	0.01	0.31	0.31	—		—	0.31	—	8.74	3.56	1.45	1.43	1.43	3.41	4,856	202	††
03-31-25	8.66	0.31	•	0.08	0.39	0.31	—		—	0.31	—	8.74	4.64	1.43	1.43	1.43	3.55	5,818	152	††
03-31-24	8.72	0.26	•	(0.05)	0.21	0.27	—		—	0.27	—	8.66	2.52	1.47	1.47	1.47	3.06	7,103	277	††
03-31-23	9.53	0.19	•	(0.81)	(0.62)	0.19	—		—	0.19	—	8.72	(6.54)	1.47	1.47	1.47	2.17	9,687	247	††
03-31-22	10.23	0.12	•	(0.66)	(0.54)	0.14	—		0.02	0.16	—	9.53	(5.43)	1.44	1.44	1.44	1.22	15,564	222	††
Class I
03-31-26	8.75	0.40	•	0.01	0.41	0.41	—		—	0.41	—	8.75	4.72	0.37	0.36	0.36	4.49	7,846,090	202	††
03-31-25	8.68	0.40	•	0.08	0.48	0.41	—		—	0.41	—	8.75	5.68	0.36	0.36	0.36	4.62	6,370,144	152	††
03-31-24	8.74	0.36	•	(0.05)	0.31	0.37	—		—	0.37	—	8.68	3.66	0.34	0.34	0.34	4.21	5,613,853	277	††
03-31-23	9.55	0.29	•	(0.82)	(0.53)	0.28	—		—	0.28	—	8.74	(5.51)	0.36	0.36	0.36	3.29	4,938,036	247	††
03-31-22	10.25	0.24	•	(0.67)	(0.43)	0.25	—		0.02	0.27	—	9.55	(4.39)	0.35	0.35	0.35	2.32	6,092,396	222	††
Class R
03-31-26	8.76	0.34	•	0.02	0.36	0.35	—		—	0.35	—	8.77	4.20	0.95	0.93	0.93	3.91	97,932	202	††
03-31-25	8.68	0.35	•	0.09	0.44	0.36	—		—	0.36	—	8.76	5.16	0.93	0.93	0.93	4.05	102,338	152	††
03-31-24	8.75	0.31	•	(0.06)	0.25	0.32	—		—	0.32	—	8.68	2.92	0.97	0.97	0.97	3.57	112,487	277	††
03-31-23	9.56	0.24	•	(0.82)	(0.58)	0.23	—		—	0.23	—	8.75	(6.04)	0.97	0.97	0.97	2.70	115,639	247	††
03-31-22	10.26	0.18	•	(0.67)	(0.49)	0.19	—		0.02	0.21	—	9.56	(4.93)	0.94	0.94	0.94	1.72	143,085	222	††
Class R6
03-31-26	8.76	0.40	•	0.01	0.41	0.41	—		—	0.41	—	8.76	4.78	0.30	0.30	0.30	4.54	3,003,159	202	††
03-31-25	8.68	0.41	•	0.09	0.50	0.42	—		—	0.42	—	8.76	5.86	0.31	0.31	0.31	4.67	2,749,281	152	††

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Intermediate Bond Fund (continued)
Class R6 (continued)
03-31-24	8.75	0.36	•	(0.06)	0.30	0.37	—	—	0.37	—	8.68	3.60	0.29	0.29	0.29	4.25	2,440,996	277	††
03-31-23	9.56	0.30	•	(0.83)	(0.53)	0.28	—	—	0.28	—	8.75	(5.46)	0.30	0.30	0.30	3.37	2,302,998	247	††
03-31-22	10.25	0.24	•	(0.66)	(0.42)	0.25	—	0.02	0.27	—	9.56	(4.25)	0.29	0.29	0.29	2.37	2,563,038	222	††
Class W
03-31-26	8.74	0.39	•	0.02	0.41	0.40	—	—	0.40	—	8.75	4.72	0.45	0.43	0.43	4.42	84,731	202	††
03-31-25	8.67	0.40	•	0.07	0.47	0.40	—	—	0.40	—	8.74	5.57	0.43	0.43	0.43	4.55	90,128	152	††
03-31-24	8.73	0.35	•	(0.05)	0.30	0.36	—	—	0.36	—	8.67	3.55	0.47	0.47	0.47	4.10	103,015	277	††
03-31-23	9.54	0.28	•	(0.82)	(0.54)	0.27	—	—	0.27	—	8.73	(5.59)	0.47	0.47	0.47	3.11	62,837	247	††
03-31-22	10.24	0.23	•	(0.67)	(0.44)	0.24	—	0.02	0.26	—	9.54	(4.47)	0.44	0.44	0.44	2.22	174,769	222	††
Voya Short Duration Bond Fund
Class A
03-31-26	9.37	0.41	•	(0.04)	0.37	0.41	—	—	0.41	—	9.33	4.00	0.72	0.66	0.66	4.35	2,213	164
03-31-25	9.27	0.42	•	0.10	0.52	0.42	—	—	0.42	—	9.37	5.68	0.64	0.64	0.64	4.46	3,870	284
03-31-24	9.29	0.36	•	(0.01)	0.35	0.37	—	—	0.37	—	9.27	3.89	0.64	0.63	0.63	3.93	4,124	348
03-31-23	9.58	0.21	•	(0.29)	(0.08)	0.21	—	—	0.21	—	9.29	(0.83)	0.64	0.62	0.62	2.26	9,054	225
03-31-22	9.98	0.09	•	(0.36)	(0.27)	0.10	—	0.03	0.13	—	9.58	(2.81)	0.64	0.63	0.63	0.93	15,351	250
Class C
03-31-26	9.37	0.34	•	(0.03)	0.31	0.34	—	—	0.34	—	9.34	3.34	1.47	1.41	1.41	3.58	98	164
03-31-25	9.28	0.35	•	0.09	0.44	0.35	—	—	0.35	—	9.37	4.79	1.39	1.39	1.39	3.71	91	284
03-31-24	9.30	0.30	•	(0.02)	0.28	0.30	—	—	0.30	—	9.28	3.11	1.39	1.38	1.38	3.19	82	348
03-31-23	9.58	0.13	•	(0.27)	(0.14)	0.14	—	—	0.14	—	9.30	(1.47)	1.39	1.37	1.37	1.34	149	225
03-31-22	9.98	0.02	•	(0.37)	(0.35)	0.02	—	0.03	0.05	—	9.58	(3.54)	1.39	1.38	1.38	0.18	442	250
Class I
03-31-26	9.36	0.44	•	(0.04)	0.40	0.43	—	—	0.43	—	9.33	4.39	0.34	0.34	0.34	4.65	53,027	164
03-31-25	9.26	0.44	•	0.10	0.54	0.44	—	—	0.44	—	9.36	5.97	0.37	0.35	0.35	4.74	37,425	284
03-31-24	9.28	0.40	•	(0.02)	0.38	0.40	—	—	0.40	—	9.26	4.17	0.38	0.35	0.35	4.29	34,484	348
03-31-23	9.57	0.25	•	(0.30)	(0.05)	0.24	—	—	0.24	—	9.28	(0.54)	0.40	0.35	0.35	2.67	31,011	225
03-31-22	9.97	0.12	•	(0.36)	(0.24)	0.13	—	0.03	0.16	—	9.57	(2.52)	0.40	0.35	0.35	1.19	31,691	250
Class R
03-31-26	9.40	0.38	•	(0.02)	0.36	0.39	—	—	0.39	—	9.37	3.86	0.97	0.91	0.91	4.08	22	164
03-31-25	9.30	0.39	•	0.10	0.49	0.39	—	—	0.39	—	9.40	5.42	0.89	0.89	0.89	4.20	43	284
03-31-24	9.33	0.35	•	(0.03)	0.32	0.35	—	—	0.35	—	9.30	3.52	0.89	0.88	0.88	3.78	34	348
03-31-23	9.61	0.20	•	(0.29)	(0.09)	0.19	—	—	0.19	—	9.33	(0.96)	0.89	0.87	0.87	2.14	23	225
03-31-22	10.01	0.07	•	(0.37)	(0.30)	0.07	—	0.03	0.10	—	9.61	(3.04)	0.89	0.88	0.88	0.66	17	250
Class R6
03-31-26	9.37	0.44	•	(0.03)	0.41	0.44	—	—	0.44	—	9.34	4.45	0.31	0.31	0.31	4.72	309,941	164
03-31-25	9.27	0.45	•	0.10	0.55	0.45	—	—	0.45	—	9.37	6.02	0.30	0.30	0.30	4.79	545,288	284
03-31-24	9.29	0.40	•	(0.02)	0.38	0.40	—	—	0.40	—	9.27	4.22	0.31	0.30	0.30	4.35	503,455	348
03-31-23	9.58	0.25	•	(0.30)	(0.05)	0.24	—	—	0.24	—	9.29	(0.50)	0.32	0.30	0.30	2.63	338,437	225
03-31-22	9.98	0.12	•	(0.36)	(0.24)	0.13	—	0.03	0.16	—	9.58	(2.49)	0.31	0.30	0.30	1.18	372,853	250
Class W
03-31-26	9.39	0.43	•	(0.03)	0.40	0.43	—	—	0.43	—	9.36	4.38	0.47	0.41	0.41	4.59	6,721	164
03-31-25	9.30	0.44	•	0.09	0.53	0.44	—	—	0.44	—	9.39	5.83	0.39	0.39	0.39	4.71	7,414	284
03-31-24	9.32	0.39	•	(0.01)	0.38	0.40	—	—	0.40	—	9.30	4.15	0.39	0.38	0.38	4.22	10,083	348
03-31-23	9.60	0.23	•	(0.28)	(0.05)	0.23	—	—	0.23	—	9.32	(0.47)	0.39	0.37	0.37	2.47	12,660	225
03-31-22	10.01	0.12	•	(0.38)	(0.26)	0.12	—	0.03	0.15	—	9.60	(2.65)	0.39	0.38	0.38	1.18	19,721	250

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Short Duration High Income Fund
Class A
03-31-26	9.88	0.58	•	(0.44)	0.14	0.64	0.01	—	0.65	—	9.37	1.49	0.95	0.86	0.86	6.06	79,573	40
03-31-25	10.14	0.79	•	(0.17)	0.62	0.78	0.10	—	0.88	—	9.88	6.18	0.83	0.83	0.83	7.75	20,576	68
03-31-24	9.88	0.77	•	0.27	1.04	0.78	—	—	0.78	—	10.14	10.91	1.12	0.85	0.85	7.74	13,674	55
02-09-23(4)- 03-31-23	10.00	0.10	•	(0.12)	(0.02)	0.10	—	—	0.10	—	9.88	(0.21)	1.22	0.85	0.85	7.35	8,605	1
Class C
03-31-26	10.00	0.54	•	(0.46)	0.08	0.58	0.01	—	0.59	—	9.49	0.79	1.69	1.61	1.61	5.54	8,653	40
03-31-25	10.25	0.72	•	(0.16)	0.56	0.71	0.10	—	0.81	—	10.00	5.51	1.58	1.58	1.58	6.98	5,126	68
04-20-23(4)- 03-31-24	10.00	0.68	•	0.25	0.93	0.68	—	—	0.68	—	10.25	9.66	1.87	1.60	1.60	7.06	349	55
Class I
03-31-26	9.88	0.65	•	(0.48)	0.17	0.67	0.01	—	0.68	—	9.37	1.74	0.68	0.61	0.61	6.77	104,040	40
03-31-25	10.14	0.81	•	(0.16)	0.65	0.81	0.10	—	0.91	—	9.88	6.44	0.61	0.60	0.60	7.96	232,456	68
03-31-24	9.88	0.79	•	0.27	1.06	0.80	—	—	0.80	—	10.14	11.19	0.89	0.60	0.60	7.89	94,349	55
02-09-23(4)- 03-31-23	10.00	0.10	•	(0.12)	(0.02)	0.10	—	—	0.10	—	9.88	(0.17)	0.97	0.60	0.60	7.61	8,805	1
Class R6
03-31-26	9.88	0.73	•	(0.55)	0.18	0.67	0.01	—	0.68	—	9.38	1.85	0.57	0.57	0.57	7.55	5	40
03-31-25	10.13	0.82	•	(0.16)	0.66	0.81	0.10	—	0.91	—	9.88	6.55	0.56	0.56	0.56	8.03	9,858	68
03-31-24	9.88	0.79	•	0.27	1.06	0.81	—	—	0.81	—	10.13	11.12	0.86	0.60	0.60	7.90	26,931	55
02-09-23(4)- 03-31-23	10.00	0.10	•	(0.12)	(0.02)	0.10	—	—	0.10	—	9.88	(0.17)	0.97	0.60	0.60	7.59	8,321	1
Class W
08-08-25(4)- 03-31-26	9.62	0.38	•	(0.23)	0.15	0.39	0.01	—	0.40	—	9.37	1.61	0.71	0.61	0.61	6.14	4,112	40
Voya Strategic Income Opportunities Fund
Class A
03-31-26	9.27	0.44	•	—	0.44	0.42	—	0.01	0.43	—	9.28	4.82	0.87	0.87	0.87	4.74	58,752	316
03-31-25	9.15	0.49	•	0.12	0.61	0.49	—	—	0.49	—	9.27	6.77	0.85	0.85	0.85	5.32	74,708	283
03-31-24	8.98	0.49	•	0.15	0.64	0.47	—	—	0.47	—	9.15	7.29	0.86	0.86	0.86	5.39	62,536	303
03-31-23	9.59	0.35	•	(0.63)	(0.28)	0.33	—	—	0.33	—	8.98	(2.94)	0.85	0.85	0.85	3.81	72,353	110
03-31-22	10.12	0.28	•	(0.52)	(0.24)	0.23	—	0.06	0.29	—	9.59	(2.47)	0.85	0.85	0.85	2.81	104,975	76
Class C
03-31-26	9.14	0.37	•	—	0.37	0.35	—	0.01	0.36	—	9.15	4.04	1.62	1.62	1.62	4.01	27,901	316
03-31-25	9.02	0.42	•	0.11	0.53	0.41	—	—	0.41	—	9.14	5.99	1.60	1.60	1.60	4.58	30,365	283
03-31-24	8.84	0.41	•	0.16	0.57	0.39	—	—	0.39	—	9.02	6.64	1.61	1.61	1.61	4.65	33,296	303
03-31-23	9.45	0.28	•	(0.64)	(0.36)	0.25	—	—	0.25	—	8.84	(3.78)	1.60	1.60	1.60	3.06	36,708	110
03-31-22	9.97	0.20	•	(0.51)	(0.31)	0.15	—	0.06	0.21	—	9.45	(3.18)	1.60	1.60	1.60	2.07	49,839	76
Class I
03-31-26	9.28	0.47	•	—	0.47	0.45	—	0.01	0.46	—	9.29	5.07	0.63	0.62	0.62	5.01	1,612,623	316
03-31-25	9.16	0.51	•	0.12	0.63	0.51	—	—	0.51	—	9.28	7.02	0.62	0.62	0.62	5.54	1,654,328	283
03-31-24	8.98	0.51	•	0.16	0.67	0.49	—	—	0.49	—	9.16	7.66	0.63	0.63	0.63	5.63	1,477,280	303
03-31-23	9.61	0.37	•	(0.65)	(0.28)	0.35	—	—	0.35	—	8.98	(2.84)	0.61	0.61	0.61	4.05	1,546,189	110
03-31-22	10.15	0.31	•	(0.53)	(0.22)	0.26	—	0.06	0.32	—	9.61	(2.22)	0.62	0.62	0.62	3.06	2,096,038	76
Class R
03-31-26	9.20	0.41	•	0.01	0.42	0.40	—	0.01	0.41	—	9.21	4.56	1.12	1.12	1.12	4.38	15,046	316
03-31-25	9.08	0.46	•	0.12	0.58	0.46	—	—	0.46	—	9.20	6.51	1.10	1.10	1.10	5.07	15,010	283
03-31-24	8.90	0.46	•	0.16	0.62	0.44	—	—	0.44	—	9.08	7.16	1.11	1.11	1.11	5.15	16,377	303

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Strategic Income Opportunities Fund (continued)
Class R (continued)
03-31-23	9.51	0.33	•	(0.64)	(0.31)	0.30	—	—	0.30	—	8.90	(3.25)	1.10	1.10	1.10	3.59	18,607	110
03-31-22	10.04	0.26	•	(0.53)	(0.27)	0.20	—	0.06	0.26	—	9.51	(2.76)	1.10	1.10	1.10	2.58	20,854	76
Class R6
03-31-26	9.25	0.47	•	—	0.47	0.45	—	0.01	0.46	—	9.26	5.15	0.55	0.55	0.55	5.06	277,828	316
03-31-25	9.13	0.52	•	0.11	0.63	0.51	—	—	0.51	—	9.25	7.10	0.55	0.55	0.55	5.60	312,091	283
03-31-24	8.96	0.52	•	0.14	0.66	0.49	—	—	0.49	—	9.13	7.63	0.56	0.56	0.56	5.72	243,077	303
03-31-23	9.58	0.38	•	(0.64)	(0.26)	0.36	—	—	0.36	—	8.96	(2.69)	0.54	0.54	0.54	4.19	167,243	110
03-31-22	10.12	0.31	•	(0.52)	(0.21)	0.27	—	0.06	0.33	—	9.58	(2.17)	0.54	0.54	0.54	3.14	159,175	76
Class W
03-31-26	9.25	0.47	•	(0.01)	0.46	0.44	—	0.01	0.45	—	9.26	5.08	0.62	0.62	0.62	5.01	15,251	316
03-31-25	9.13	0.51	•	0.12	0.63	0.51	—	—	0.51	—	9.25	7.04	0.60	0.60	0.60	5.58	16,924	283
03-31-24	8.95	0.51	•	0.16	0.67	0.49	—	—	0.49	—	9.13	7.68	0.61	0.61	0.61	5.64	16,672	303
03-31-23	9.57	0.37	•	(0.64)	(0.27)	0.35	—	—	0.35	—	8.95	(2.83)	0.60	0.60	0.60	3.99	18,980	110
03-31-22	10.10	0.31	•	(0.53)	(0.22)	0.25	—	0.06	0.31	—	9.57	(2.24)	0.60	0.60	0.60	3.06	36,224	76

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the year or period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

††	The Fund’s use of treasury securities and “to be announced” (TBA) securities contribute significantly to the portfolio turnover rate. Excluding all purchase and sale transactions involving treasury securities and TBAs, the Fund’s portfolio turnover rate was 37% for the year ended March 31, 2026 and 47%, 45%, 36%, and 33% for the fiscal years ended March 31, 2025, 2024, 2023, and 2022, respectively. The Fund’s strategies involving treasury securities and TBA securities are employed to increase liquidity and to manage interest rate risk while not changing the economic exposure to treasury and mortgage backed securities. The Fund invests in treasury securities and may purchase and sell treasury securities to manage the duration of the Fund and for hedging purposes when selling or buying corporate bonds. In addition, the Fund commonly employs an investment strategy involving the purchase of the most recently issued treasury security with a particular time to maturity while selling its position in a previously issued treasury security with a substantially similar time to maturity. This strategy is employed in order for the Fund to own the most liquid treasury security available for a given time to maturity. The Fund also invests in TBA securities whereby the actual identity of the securities to be delivered at settlement is not specified, but rather the general characteristics of the securities are agreed to (i.e. issuer, mortgage type, maturity, coupon and month of settlement). The Fund may engage in rolling strategies with TBAs whereby the Fund seeks to extend the expiration or maturity of a TBA position by closing out the position before expiration and simultaneously opening a new position that has substantially similar terms except for a later expiration date. Such rolls enable the Fund to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026

NOTE 1 — ORGANIZATION

Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for: Voya GNMA Income Fund (“GNMA Income”), Voya High Yield Bond Fund (“High Yield Bond”), Voya Intermediate Bond Fund (“Intermediate Bond”), Voya Short Duration Bond Fund (“Short Duration Bond”), Voya Short Duration High Income Fund (“Short Duration High Income”) and Voya Strategic Income Opportunities Fund (“Strategic Income Opportunities”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund offers at least three or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the

“Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition.  Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits.

When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At March 31, 2026, the maximum amount of loss that Intermediate Bond and Strategic Income Opportunities would incur if their relevant counterparties failed to perform would be $6,000,160 and $5,242,700, respectively, which represents the gross payments to be received by the Funds on purchased options, forward premium swaptions, forward foreign currency contracts, OTC interest rate swaps, OTC total return swaps and OTC volatility swaps were they to be unwound as of March 31, 2026. To reduce the amount of potential loss to Intermediate Bond and Strategic Income Opportunities, the Funds received $940,000 and $880,000, respectively, in cash collateral from certain counterparties at March 31, 2026.

The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.

As of March 31, 2026, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had a liability position of $12,528,484, $66,915 and $10,191,307, respectively, on forward foreign currency contracts, forward premium swaptions, OTC interest rate swaps, OTC total return swaps, written options and OTC volatility swaps. If a contingent feature would have been triggered as of March 31, 2026, the Funds could have been required to pay this amount in cash to their counterparties. At March 31, 2026, Intermediate Bond and Strategic Income Opportunities had pledged $11,970,000 and $8,050,000, respectively, in cash collateral to certain counterparties for open OTC derivatives. Short Duration Bond did not pledge any cash collateral for its open OTC derivatives as of March 31, 2026.

E. Forward Foreign Currency Transactions and Futures Contracts. Certain Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For the year ended March 31, 2026, Intermediate Bond and Strategic Income Opportunities entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Funds used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements.

During the year ended March 31, 2026, Intermediate Bond and Strategic Income Opportunities had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at March 31, 2026.

	Buy	Sell
Intermediate Bond	$13,518,485	$153,840,673
Strategic Income Opportunities	38,665,732	110,164,024

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended March 31, 2026, GNMA Income, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities have purchased and sold futures contracts on various bonds and notes to manage duration and yield curve exposure. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended March 31, 2026, the following Funds had an average notional value on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at March 31, 2026.

	Purchased	Sold
GNMA Income	$57,949,699	$244,713,977
Intermediate Bond	1,932,660,321	184,685,557
Short Duration Bond	230,635,085	41,195,305
Strategic Income Opportunities	545,343,015	234,817,621

F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. All Funds declare dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from possibly overnight to one week, (although it may extend over a number of months) while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by a Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, and it may incur disposition costs in liquidating the collateral.

J. Securities Lending. Each Fund has the option to temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

K. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

L. Delayed-Delivery or When-Issued Transactions. The Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. Each Fund may enter into forward commitments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds’ Portfolio of investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, the Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide or collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).

At March 31, 2026, GNMA Income and Intermediate Bond had pledged $1,673,000 and $7,215,666 in cash collateral, respectively, to certain counterparties. At March 31, 2026, there was no cash collateral received from any counterparties for open delayed-delivery or when-issued transactions.

M. Mortgage Dollar Roll Transactions. Each Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued or to be issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/ dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.

N. Options Contracts. The Funds may write call and put options on futures, swap options (“swaptions”), securities, commodity or currencies they own or in which they may invest. Writing put options tends to increase the Funds exposure to the underlying instrument. Writing call options tends to decrease the Funds exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Forward

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Each Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the year ended March 31, 2026, Intermediate Bond and Strategic Income Opportunities had purchased interest rate swaptions to generate income with an average notional value of $119,916,802 and $51,763,044, respectively. Please refer to the tables within the Portfolio of Investments for open purchased interest rate swaptions contracts for Intermediate Bond and Strategic Income Opportunities at March 31, 2026.

During the year ended March 31, 2026, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had written interest rate swaptions to generate income with an average notional value of $123,851,026, $38,100,000 and $53,587,233, respectively. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions for Intermediate Bond, Short Duration Bond and Strategic Income Opportunities at March 31, 2026.

During the year ended March 31, 2026, Strategic Income Opportunities had purchased foreign currency options to manage its foreign exchange exposure with an average notional value of $32,934,886. Please refer to the tables within the Portfolio of Investments for open purchased options on foreign currencies for Strategic Income Opportunities at March 31, 2026.

During the year ended March 31, 2026, Strategic Income Opportunities had written foreign currency options to generate income with an average notional value of $37,730,969. Please refer to the table within the Portfolio of Investments for open written options on foreign currency contracts for Strategic Income Opportunities at March 31, 2026.

During the year ended March 31, 2026, Intermediate Bond and Strategic Income Opportunities had purchased forward premium swaptions with average notional values of $620,876,922 and $247,482,722, respectively, to manage duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions for Intermediate Bond and Strategic Income Opportunities at March 31, 2026.

During the year ended March 31, 2026, Intermediate Bond and Strategic Income Opportunities had written forward premium swaptions with average notional values of $3,973,248,103 and $1,776,921,906, respectively, to generate income. Please refer to the tables within the Portfolio of Investments for open written forward premium swaptions for Intermediate Bond and Strategic Income Opportunities at March 31, 2026.

During the year ended March 31, 2026, Strategic Income Opportunities had purchased credit default swaptions to manage its credit exposure with an average notional value of $41,893,000. There were no open purchased credit default swaptions for Strategic Income Opportunities at March 31, 2026.

During the year ended March 31, 2026, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had written credit default swaptions to generate income with an average notional value of $175,038,280, $10,695,854 and $145,192,739, respectively. Please refer to the tables within the Portfolio of Investments for open written credit default swaptions for Intermediate Bond, Short Duration Bond and Strategic Income Opportunities at March 31, 2026.

During the year ended March 31, 2026, Intermediate Bond and Strategic Income Opportunities had written options on exchange-traded funds to generate income with an average notional value of $16,532,100 and $36,411,440, respectively. Please refer to the tables within the Portfolio

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of Investments for open written options on exchange-traded funds for Intermediate Bond and Strategic Income Opportunities at March 31, 2026.

O. Swap Agreements. Certain Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Fund’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Funds may sell credit default swaps which expose these Funds to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2026, if any, for which a Fund is seller of protection, are disclosed in each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

For the year ended March 31, 2026, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. The Funds enter into CDX swap contracts to hedge the credit risk associated within various sectors with the credit markets.

During the year ended March 31, 2026, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had average notional values on credit default swaps to buy protection of $457,077,000, $19,342,000 and $144,322,855, respectively.

Please refer to the tables within the Portfolio of Investments for open credit default swaps to buy protection for Intermediate Bond and Strategic Income Opportunities at March 31, 2026. There were no open credit default swaps to buy protection for Short Duration Bond at March 31, 2026.

For the year ended March 31, 2026, High Yield Bond, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. The Funds enter into CDX swap contracts to gain additional exposure associated with various sectors within the credit markets.

During the year ended March 31, 2026, High Yield Bond, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had average notional values on credit default swaps to sell protection of $14,000,000, $709,372,000, $5,950,000 and $182,637,366, respectively.

Please refer to the tables within the Portfolio of Investments for open credit default swaps to sell protection for Intermediate Bond and Strategic Income Opportunities at March 31, 2026. There were no open credit default swaps to sell protection for High Yield Bond and Short Duration Bond at March 31, 2026.

Inflation-linked Swap Contracts. Certain Funds may enter into inflation-linked swaps. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the year ended March 31, 2026, Intermediate Bond and Strategic Income Opportunities had entered into inflation-linked swaps in which it pays a floating interest rate and receives a fixed rate linked to an inflation index (“long inflation-linked swap”). Average notional amount on long inflation linked-bonds were $74,522,000 and $26,814,000, respectively.

For the year ended March 31, 2026, Intermediate Bond and Strategic Income Opportunities had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“short inflation-linked swap”). Average notional amount on short inflation linked-bonds were $74,522,000 and $26,814,000, respectively.

Intermediate Bond and Strategic Income Opportunities used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for Intermediate Bond and Strategic Income Opportunities for open centrally cleared inflation-linked swaps at March 31, 2026.

Interest Rate Swap Agreements. An interest rate swap involves the agreement between counterparties to

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.

For the year ended March 31, 2026, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. The average notional amount on long interest rate swaps for Intermediate Bond, Short Duration Bond and Strategic Income Opportunities was $548,838,150, $27,000,000 and $135,723,339, respectively.

For the year ended March 31, 2026, Intermediate Bond and Strategic Income Opportunities had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. The average notional amount on short interest rate swaps for Intermediate Bond and Strategic Income Opportunities was $440,178,455 and $269,519,406, respectively.

Please refer to the tables within the Portfolio of Investments for Intermediate Bond, Short Duration Bond and Strategic Income Opportunities for open centrally cleared interest rate swaps at March 31, 2026.

At March 31, 2026, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had pledged $81,153,600, $196,200 and $26,658,246, respectively, as cash collateral for open centrally cleared swaps.

Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps. Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

There were no open cross-currency swaps entered into by any Fund during the year ended March 31, 2026.

Volatility Swap Contracts. Certain Funds may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

For the year ended March 31, 2026, Strategic Income Opportunities had an average notional amount of $27,365,500 and $74,753,748 on foreign currency receiver and payer volatility swaps, respectively. Please refer to the table within the Portfolio of Investments for Strategic Income Opportunities for open foreign currency volatility swaps at March 31, 2026.

Total Return Swap Contracts. Certain Funds may enter into total return swaps. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Fund’s use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the year ended March 31, 2026, Intermediate Bond and Strategic Income Opportunities had an average notional amount of $209,500,000 and $88,400,000 on receiver total return swaps. Please refer to the table within the Portfolio

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of Investments for Intermediate Bond and Strategic Income Opportunities for open receiver total return swaps at March 31, 2026.

P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended March 31, 2026, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
GNMA Income	$—	$1,289,057
High Yield Bond	432,213,347	569,615,248
Intermediate Bond	3,295,726,403	2,871,446,613
Short Duration Bond	273,707,473	418,774,936
Short Duration High Income	82,940,739	217,321,338
Strategic Income Opportunities	1,325,342,689	1,372,427,932

U.S. government securities not included above were as follows:

	Purchases	Sales
GNMA Income	$6,036,672,339	$6,129,051,774
Intermediate Bond	16,309,252,436	16,104,515,059
Short Duration Bond	484,846,216	566,369,028
Strategic Income Opportunities	5,019,082,471	5,151,316,643

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

Fund	Fees
GNMA Income	0.45% on the first $1 billion, 0.43% on the next $500 million and 0.41% on assets thereafter
High Yield Bond	0.61% on the first $500 million, 0.55% on the next $4.5 billion and 0.50% on assets thereafter
Intermediate Bond	0.27% on all assets
Short Duration Bond	0.25% on all assets
Short Duration High Income	0.48% on all assets
Strategic Income Opportunities	0.50% on all assets

The Investment Adviser of High Yield Bond has agreed to waive 0.05% of the management fee through August 1, 2026. Any fees waived or reimbursed in relation to this waiver are not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

The Investment Adviser is contractually obligated to waive the management fee it receives for advising Intermediate Bond in an amount equal to any advisory fee that Voya receives as a result of any investment by Intermediate Bond into an affiliated exchange traded fund. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Funds’ assets in accordance with each Funds’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R of the respective Funds each has a distribution and/or service and distribution plan (the “Plan”), whereby the Distributor is compensated by certain of the Funds for expenses incurred in the distribution and/or shareholder servicing of each Fund’s shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to payment each month for expenses incurred in the distribution and promotion of certain of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. In addition, High Yield Bond, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities have a shareholder service plan for Class A and Class C shares

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

(together with the Plan referenced above, the “Plans”). Under the Plans, each class of shares of each Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following annual rates:

	Class A	Class C	Class R
GNMA Income	0.25%	1.00%	N/A
High Yield Bond	0.25%	1.00%	0.50%
Intermediate Bond	0.25%	1.00%	0.50%
Short Duration Bond	0.25%	1.00%	0.50%
Short Duration High Income	0.25%	1.00%	N/A
Strategic Income Opportunities	0.25%	1.00%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the year ended March 31, 2026, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:
GNMA Income	$1,514	$—
High Yield Bond	3,020	—
Intermediate Bond	4,666	—
Short Duration Bond	46	—
Short Duration High Income	2,255	—
Strategic Income Opportunities	3,411	—

Contingent Deferred Sales Charges:
GNMA Income	$4	$687
High Yield Bond	—	42
Intermediate Bond	1,437	2,252
Short Duration Bond	—	5
Short Duration High Income	—	2,174
Strategic Income Opportunities	—	4,310

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At March 31, 2026, the following direct or indirect, wholly owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/ Affiliated Investment Company	Fund	Percentage
Voya Index Solution 2030 Portfolio	Short Duration Bond	5.21%
Voya Index Solution Income Portfolio	Short Duration Bond	29.20
Voya In-Retirement Fund	Short Duration Bond	5.27
Voya Institutional Trust Company	GNMA Income	15.47
	Short Duration High Income	27.22

Voya Retirement Insurance and Annuity Company	Intermediate Bond	6.74
	Short Duration Bond	6.72
Voya Retirement Moderate Portfolio	Short Duration Bond	7.34
Voya Solution 2035 Portfolio	High Yield Bond	5.54
Voya Solution Income Portfolio	High Yield Bond	8.95
	Short Duration Bond	10.22

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended March 31, 2026, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
GNMA Income	$248,069
High Yield Bond	5,723
Intermediate Bond	253,091
Short Duration Bond	149
Short Duration High Income	26,344
Strategic Income Opportunities	21,299

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Funds’ Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses, as applicable, to the levels listed below:

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

	Class	Class	Class	Class	Class	Class
Fund	A	C	I	R	R6	W
GNMA Income	0.84%	1.59%	0.54%	N/A	0.54%	0.59%
High Yield Bond	1.10%	1.85%	0.85%	1.35%	0.83%	0.85%
Intermediate Bond	0.68%	1.43%	0.36%	0.93%	0.36%	0.43%
Short Duration Bond	0.65%	1.40%	0.35%	0.90%	0.30%	0.40%
Short Duration High Income	0.85%	1.60%	0.60%	N/A	0.60%	0.60%
Strategic Income Opportunities	0.87%	1.62%	0.62%	1.12%	0.55%	0.62%

Prior to January 1, 2026, the expense limits for Intermediate Bond for Class A, Class C, Class I, Class R, Class R6 and Class W were 0.75%, 1.50%, 0.50%, 1.00%, 0.50% and 0.50%, respectively. Effective January 1, 2026, any fees waived pursuant to the Expense Limit Agreement shall not be eligible for recoupment.

Prior to January 1, 2026, the expense limits for Strategic Income Opportunities for Class A, Class C, Class I, Class R, Class R6 and Class W were 1.15%, 1.90%, 0.72%, 1.40%, 0.60% and 0.90%, respectively. Effective January 1, 2026, any fees waived pursuant to the Expense Limit Agreement shall not be eligible for recoupment.

With the exception of Intermediate Bond, Strategic Income Opportunities and the non-recoupable management fee waiver for High Yield Bond, the Investment Adviser may until August 1, 2026 recoup from a Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of March 31, 2026 the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	March 31,
	2027	2028	2029	Total
Short Duration Bond	$28,738	$—	$30,247	$58,985
Short Duration High Income	155,312	—	37,483	192,795

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of March 31, 2026, are as follows:

	March 31,
	2027	2028	2029	Total
GNMA Income
Class A	$54,219	$127,825	$413,130	$595,174
Class C	1,885	3,690	10,193	15,768
Class I	399,458	487,133	600,664	1,487,255
Class W	8,618	20,272	62,751	91,641
Short Duration Bond
Class A	$—	$—	$1,584	$1,584
Class C	—	—	56	56
Class I	7,806	4,777	—	12,583
Class R	—	—	32	32
Class R6	661	—	634	1,295
Class W	—	—	3,887	3,887
Short Duration High Income
Class A	$1,003	$—	$39,529	$40,532
Class C	3	—	4,588	4,591
Class I	7,922	7,262	98,043	113,227
Class W	—	—	2,002	2,002

The Expense Limitation Agreement is contractual through August 1, 2026. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The following Funds utilized the line of credit during the year ended March 31, 2026.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 8 — LINE OF CREDIT (continued)

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Fund	Utilized	Utilized	Utilized
GNMA Income	1	$649,000	5.33%
High Yield Bond	2	2,603,500	5.33
Intermediate Bond	5	2,807,600	4.96
Strategic Income Opportunities	4	2,304,250	4.87

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
GNMA Income
Class A
3/31/2026	6,615,769	—	1,186,576	(8,615,749)	—	(813,404)	49,333,271	—	8,909,488	(64,487,195)	—	(6,244,436)
3/31/2025	4,401,865	—	1,186,137	(10,546,834)	—	(4,958,832)	32,414,045	—	8,722,824	(77,565,382)	—	(36,428,513)
Class C
3/31/2026	80,871	—	28,665	(297,825)	—	(188,289)	595,304	—	214,056	(2,224,876)	—	(1,415,516)
3/31/2025	249,247	—	29,865	(725,461)	—	(446,349)	1,847,411	—	218,264	(5,303,923)	—	(3,238,248)
Class I
3/31/2026	35,922,816	—	3,333,879	(43,503,314)	—	(4,246,619)	269,583,148	—	25,070,313	(326,544,678)	—	(31,891,217)
3/31/2025	42,102,160	—	3,318,805	(62,613,807)	—	(17,192,842)	310,866,507	—	24,444,801	(459,711,932)	—	(124,400,624)
Class R6
3/31/2026	485,652	—	79,125	(1,415,619)	—	(850,842)	3,609,239	—	594,367	(10,639,535)	—	(6,435,929)
3/31/2025	578,790	—	117,929	(2,182,547)	—	(1,485,828)	4,251,850	—	868,497	(16,245,938)	—	(11,125,591)
Class W
3/31/2026	871,202	—	232,073	(1,613,760)	—	(510,485)	6,528,707	—	1,748,780	(12,112,901)	—	(3,835,414)
3/31/2025	1,070,973	—	230,341	(1,738,626)	—	(437,312)	7,880,009	—	1,700,102	(12,817,160)	—	(3,237,049)
High Yield Bond
Class A
3/31/2026	177,661	—	238,258	(840,177)	—	(424,258)	1,241,828	—	1,665,739	(5,876,714)	—	(2,969,147)
3/31/2025	1,003,458	—	278,038	(1,629,865)	—	(348,369)	6,893,745	—	1,925,866	(11,219,843)	—	(2,400,232)
Class C
3/31/2026	12,335	—	8,566	(79,584)	—	(58,683)	86,503	—	59,804	(551,553)	—	(405,246)
3/31/2025	9,990	—	33,244	(696,564)	—	(653,330)	69,500	—	229,731	(4,859,462)	—	(4,560,231)
Class I
3/31/2026	3,890,393	—	834,088	(12,174,198)	—	(7,449,717)	27,143,893	—	5,812,509	(84,803,627)	—	(51,847,225)
3/31/2025	13,880,494	—	1,159,596	(24,674,456)	—	(9,634,366)	95,593,862	—	8,014,872	(169,130,118)	—	(65,521,384)
Class R
3/31/2026	3,171	—	2,143	(24,735)	—	(19,421)	22,173	—	14,972	(174,117)	—	(136,972)
3/31/2025	7,421	—	2,855	(6,229)	—	4,047	51,098	—	19,785	(43,321)	—	27,562
Class R6
3/31/2026	2,799,599	—	975,870	(16,272,081)	—	(12,496,612)	19,489,003	—	6,813,156	(113,916,929)	—	(87,614,770)
3/31/2025	2,682,565	—	1,731,965	(10,089,734)	—	(5,675,204)	18,545,920	—	11,989,942	(70,082,687)	—	(39,546,825)
Class W
3/31/2026	676,728	—	309,233	(1,521,041)	—	(535,080)	4,742,590	—	2,165,266	(10,589,647)	—	(3,681,791)
3/31/2025	341,120	—	386,813	(1,624,681)	—	(896,748)	2,366,033	—	2,683,017	(11,262,964)	—	(6,213,914)
Intermediate Bond
Class A
3/31/2026	3,732,763	—	646,917	(7,772,525)	—	(3,392,845)	32,889,874	—	5,700,760	(68,407,397)	—	(29,816,763)
3/31/2025	7,202,038	—	794,796	(12,186,789)	—	(4,189,955)	62,496,274	—	6,925,680	(106,090,493)	—	(36,668,539)
Class C
3/31/2026	120,795	—	19,490	(250,770)	—	(110,485)	1,068,217	—	171,538	(2,206,639)	—	(966,884)

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Intermediate Bond (continued)
Class C
3/31/2025	139,927	—	22,235	(316,293)	—	(154,131)	1,231,412	—	193,420	(2,742,926)	—	(1,318,094)
Class I
3/31/2026	294,731,379	—	28,789,261	(155,028,592)	—	168,492,048	2,581,968,371	—	253,746,998	(1,362,039,643)	—	1,473,675,726
3/31/2025	207,889,446	—	27,055,266	(153,860,582)	—	81,084,130	1,823,006,164	—	235,880,685	(1,335,308,019)	—	723,578,830
Class R
3/31/2026	1,615,174	—	457,923	(2,582,604)	—	(509,507)	14,236,500	—	4,041,561	(22,754,520)	—	(4,476,459)
3/31/2025	1,896,717	—	490,967	(3,658,571)	—	(1,270,887)	16,535,380	—	4,284,207	(31,789,885)	—	(10,970,298)
Class R6
3/31/2026	86,277,217	—	14,806,483	(72,130,327)	—	28,953,373	758,222,915	—	130,616,776	(634,823,506)	—	254,016,185
3/31/2025	93,241,404	—	13,435,325	(73,773,535)	—	32,903,194	815,536,721	—	117,249,514	(643,770,861)	—	289,015,374
Class W
3/31/2026	2,212,473	—	282,002	(3,117,418)	—	(622,943)	19,408,406	—	2,483,433	(27,291,666)	—	(5,399,827)
3/31/2025	2,067,083	—	363,754	(4,008,345)	—	(1,577,508)	17,957,176	—	3,164,604	(34,696,806)	—	(13,575,026)
Short Duration Bond
Class A
3/31/2026	229,138	—	14,315	(419,482)	—	(176,029)	2,157,318	—	134,490	(3,938,953)	—	(1,647,145)
3/31/2025	147,467	—	16,927	(196,076)	—	(31,682)	1,382,486	—	157,824	(1,834,298)	—	(293,988)
Class C
3/31/2026	3,406	—	363	(3,030)	—	739	32,064	—	3,416	(28,567)	—	6,913
3/31/2025	1,195	—	328	(624)	—	899	11,165	—	3,067	(5,821)	—	8,411
Class I
3/31/2026	2,612,957	—	245,380	(1,175,246)	—	1,683,091	24,507,325	—	2,304,563	(11,035,294)	—	15,776,594
3/31/2025	1,793,760	—	183,771	(1,701,697)	—	275,834	16,685,054	—	1,714,146	(15,795,448)	—	2,603,752
Class R
3/31/2026	4,138	—	227	(6,571)	—	(2,206)	39,010	—	2,142	(62,137)	—	(20,985)
3/31/2025	1,326	—	162	(534)	—	954	12,414	—	1,522	(4,948)	—	8,988
Class R6
3/31/2026	11,544,956	—	2,115,324	(38,661,533)	—	(25,001,253)	108,283,464	—	19,878,784	(364,351,645)	—	(236,189,397)
3/31/2025	27,730,193	—	2,705,993	(26,535,013)	—	3,901,173	259,597,908	—	25,255,219	(247,390,485)	—	37,462,642
Class W
3/31/2026	95,365	—	34,539	(201,235)	—	(71,331)	898,702	—	325,484	(1,894,776)	—	(670,590)
3/31/2025	63,887	—	43,925	(403,005)	—	(295,193)	597,630	—	410,838	(3,771,186)	—	(2,762,718)
Short Duration High Income
Class A
3/31/2026	414,202	8,676,848	410,161	(3,094,026)	—	6,407,185	3,979,030	83,567,988	3,924,500	(29,629,287)	—	61,842,231
3/31/2025	1,003,354	—	139,109	(409,582)	—	732,881	10,241,820	—	1,415,888	(4,193,626)	—	7,464,082
Class C
3/31/2026	284,213	439,467	45,714	(370,076)	—	399,318	2,762,951	4,285,593	443,435	(3,584,444)	—	3,907,535
3/31/2025	492,568	—	23,102	(37,324)	—	478,346	5,051,552	—	238,344	(385,959)	—	4,903,937
Class I
3/31/2026	5,060,921	4,025,911	1,131,890	(22,639,665)	—	(12,420,943)	48,641,982	38,748,485	10,859,548	(217,216,077)	—	(118,966,062)
3/31/2025	21,511,636	—	1,327,249	(8,620,173)	—	14,218,712	219,192,829	—	13,510,585	(87,809,900)	—	144,893,514
Class R6
3/31/2026	—	—	13,218	(1,010,197)	—	(996,979)	—	—	127,294	(9,749,904)	—	(9,622,610)
3/31/2025	6,719	—	139,119	(1,805,761)	—	(1,659,923)	67,960	—	1,413,069	(18,471,886)	—	(16,990,857)
Class W
8/08/2025(1)-
3/31/2026	3,592	513,328	20,905	(98,816)	—	439,009	34,288	4,940,685	199,756	(944,364)	—	4,230,365
Strategic Income Opportunities
Class A
3/31/2026	1,985,661	—	327,309	(4,043,264)	—	(1,730,294)	18,589,802	—	3,068,474	(37,776,338)	—	(16,118,062)
3/31/2025	3,486,937	—	345,236	(2,609,551)	—	1,222,622	32,170,409	—	3,187,034	(24,038,115)	—	11,319,328
Class C
3/31/2026	558,232	—	120,477	(952,839)	—	(274,130)	5,150,005	—	1,112,820	(8,799,771)	—	(2,536,946)
3/31/2025	764,491	—	144,032	(1,277,814)	—	(369,291)	6,952,342	—	1,309,580	(11,599,529)	—	(3,337,607)
Class I
3/31/2026	49,575,833	—	7,950,086	(62,271,461)	—	(4,745,542)	465,220,392	—	74,589,331	(583,964,856)	—	(44,155,133)
3/31/2025	52,433,230	—	8,624,023	(44,088,484)	—	16,968,769	484,604,446	—	79,695,725	(407,432,318)	—	156,867,853
Class R
3/31/2026	138,567	—	71,585	(208,627)	—	1,525	1,288,004	—	665,739	(1,937,950)	—	15,793
3/31/2025	149,408	—	85,702	(407,466)	—	(172,356)	1,369,513	—	784,704	(3,728,433)	—	(1,574,216)

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Strategic Income Opportunities (continued)
Class R6
3/31/2026	602,495	—	1,639,114	(5,988,681)	—	(3,747,072)	5,615,048	—	15,331,820	(56,263,301)	—	(35,316,433)
3/31/2025	5,826,925	—	1,749,842	(463,819)	—	7,112,948	53,278,904	—	16,127,571	(4,275,219)	—	65,131,256
Class W
3/31/2026	150,264	—	42,244	(375,679)	—	(183,171)	1,404,763	—	395,042	(3,505,103)	—	(1,705,298)
3/31/2025	386,114	—	52,302	(435,274)	—	3,142	3,542,971	—	481,608	(4,003,036)	—	21,543

(1)	Commencement of operations.

NOTE 10 — UNFUNDED LOAN COMMITMENTS

Certain Funds may enter into credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrower’s discretion. Funded and unfunded portions of the credit agreements are presented in the Portfolio of Investments. At March 31, 2026, Strategic Income Opportunities had the following unfunded loan commitments:

Unfunded
Loan
Loan	Commitment
Chicago US Midco III LP Delayed Draw Term Loan	$38,793

Cp Iris Holdco I, Inc. Delayed Draw Commitment	13,857
First Eagle Holdings Inc.-f/k/a Arnhold and S. Bleicroeder Holdings Inc. Delayed Draw Term Loan	115,209

Hanger Inc. Delayed Draw Term Loan	15,172
Pye Barker Fire & Safety LLC Initial Delayed Draw Term Loan	46,800
Raven Acquisition Holdings, LLC 2024 Delayed Draw Term Loan Commitment	46,333

Salas O'Brien Inc. DDTL	30,857
US Fertility Enterprises LLC Delayed Draw Term Loan	30,921
$337,942

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 11 — SECURITIES LENDING (continued)

which are subject to offset under the Agreement as of March 31, 2026:

Intermediate Bond

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Bank PLC	$25,543,744	$(25,543,744)	$—
Barclays Capital Inc.	18,988,753	(18,988,753)	—
BMO Capital Markets Corp	54,567,480	(54,567,480)	—
BNP Paribas	34,988,477	(34,988,477)	—
BNP Paribas Prime Brokerage Int'l Ltd.	57,471,659	(57,471,659)	—
BofA Securities Inc	24,592,929	(24,592,929)	—
Canadian Imperial Bank Of Commerce	2,561,619	(2,561,619)	—
Citigroup Global Markets Inc.	188,692,308	(188,692,308)	—
Daiwa Capital Markets America Inc.	4,422,709	(4,422,709)	—
Deutsche Bank Securities Inc.	15,515,626	(15,515,626)	—
Goldman, Sachs & Co. LLC	66,864,850	(66,864,850)	—
HSBC Securities (USA) Inc.	4,142,990	(4,142,990)	—
J.P. Morgan Securities LLC	78,887,332	(78,887,332)	—
Jefferies LLC	318,352	(318,352)	—
Mitsubishi UFJ	11,687,761	(11,687,761)	—
Mizuho Securities USA LLC.	1,682,985	(1,682,985)	—
Morgan Stanley & Co. LLC	36,367,989	(36,367,989)	—
National Bank Financial Inc.	1,897,258	(1,897,258)	—
NatWest Markets Securities Inc.	112,434	(112,434)	—
Nomura Securities International, Inc.	1,699,937	(1,699,937)	—
RBC Capital Markets, LLC	18,350,413	(18,350,413)	—
Scotia Capital (USA) INC	14,386,966	(14,386,966)	—
State Street Bank and Trust Company	3,700,328	(3,700,328)	—
TD Securities (USA) Inc.	16,471,993	(16,471,993)	—
The Bank of Nova Scotia	31,360,734	(31,360,734)	—
Truist Securities INC	6,565,738	(6,565,738)	—
UBS AG	634,953	(634,953)	—
US Bancorp Investments	2,189,353	(2,189,353)	—
Wells Fargo Bank NA	7,570,866	(7,570,866)	—
Wells Fargo Securities LLC	28,554,191	(28,554,191)	—
Total	$760,792,727	$(760,792,727)	$—

(1)	Cash collateral with a fair value of $780,062,026 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Short Duration Bond

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BNP Paribas Prime Brokerage Int'l Ltd.	$34,632	$(34,632)	$—
Citigroup Global Markets Inc.	593,783	(593,783)	—
Goldman, Sachs & Co. LLC	1,350,697	(1,350,697)	—
HSBC Securities (USA) Inc.	42,627	(42,627)	—
J.P. Morgan Securities LLC	776,857	(776,857)	—
Morgan Stanley & Co. LLC	129,676	(129,676)	—
NatWest Markets Securities Inc.	1,511,139	(1,511,139)	—
RBC Capital Markets, LLC	36,019	(36,019)	—
Truist Securities INC	187,499	(187,499)	—
Wells Fargo Bank NA	290,433	(290,433)	—
Total	$4,953,362	$(4,953,362)	$—

(1)	Cash collateral with a fair value of $5,056,561 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Short Duration High Income

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$2,028,760	$(2,028,760)	$—
Citigroup Global Markets Inc.	112,678	(112,678)	—
Goldman, Sachs & Co. LLC	3,823,766	(3,823,766)	—
J.P. Morgan Securities LLC	199,274	(199,274)	—
Jefferies LLC	1,766,372	(1,766,372)	—
Total	$7,930,850	$(7,930,850)	$—

(1)	Cash collateral with a fair value of $8,154,777 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Strategic Income Opportunities

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Capital Inc.	$3,326,650	$(3,326,650)	$—
BNP Paribas	1,712,667	(1,712,667)	—
BNP Paribas Prime Brokerage Int'l Ltd.	2,100,600	(2,100,600)	—
BofA Securities Inc	2,200,074	(2,200,074)	—

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 11 — SECURITIES LENDING (continued)

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Canadian Imperial Bank Of Commerce	$1,980,912	$(1,980,912)	$—
Citigroup Global Markets Inc.	2,927,139	(2,927,139)	—
Deutsche Bank Securities Inc.	221,467	(221,467)	—
Goldman, Sachs & Co. LLC	5,127,947	(5,127,947)	—
J.P. Morgan Securities LLC	5,618,121	(5,618,121)	—
Morgan Stanley & Co. LLC	3,227,660	(3,227,660)	—

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
RBC Capital Markets, LLC	$1,902,993	$(1,902,993)	$—
State Street Bank and Trust Company	242,390	(242,390)	—
Truist Securities INC	335,929	(335,929)	—
Wells Fargo Bank NA	391,644	(391,644)	—
Wells Fargo Securities LLC	75,427	(75,427)	—
Total	$31,391,620	$(31,391,620)	$—

(1)	Cash collateral with a fair value of $32,237,337 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, interest only securities, paydowns, perpetual preferred securities, swaps, straddle loss deferrals, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	March 31, 2026		March 31, 2025
	Ordinary	Return of	Ordinary	Long-term
	Income	Capital	Income	Capital Gains
GNMA Income	$43,345,391	$—	$42,122,957	$—
High Yield Bond	16,811,572	405,824	26,557,027	—
Intermediate Bond	455,411,532	—	423,065,466	—
Short Duration Bond	22,660,983	—	27,741,707	—
Short Duration High Income	15,687,939	—	16,555,065	346,958
Strategic Income Opportunities	99,865,750	2,849,301	109,799,704	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of March 31, 2026, were:

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Undistributed	Unrealized				Total
	Ordinary	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
GNMA Income	$190,432	$(81,207,462)	$(70,703,872)	Short-term	$(627,915)	$(196,568,357)
			(44,219,540)	Long-term

			$(114,923,412)
High Yield Bond	—	(2,696,762)	(3,339,359)	Short-term	(24,498)	(47,591,782)
			(41,531,163)	Long-term

			$(44,870,522)
Intermediate Bond	3,988,457	(213,634,232)	(293,249,702)	Short-term	(5,081,740)	(1,410,571,160)
			(902,593,943)	Long-term

			$(1,195,843,645)
Short Duration Bond	368,771	977,240	(4,715,658)	Short-term	(906)	(27,756,852)
			(24,386,299)	Long-term

			$(29,101,957)
Short Duration High Income	25,230	(3,050,165)	(55,674,140)	Short-term	(13,494)	(250,881,085)
			(192,168,516)	Long-term

			$(247,842,656)*
Strategic Income Opportunities	—	(38,992,439)	(6,799,681)	Short-term	(597,914)	(256,812,568)
			(210,422,534)	Long-term

			$(217,222,215)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of March 31, 2026, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

value of investments, including beyond direct exposure to issuers in the affected regions. The escalation or expansion of hostilities including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions, and resulting market disruptions are impossible to predict but could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of a Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 14 — REORGANIZATIONS

On August 8, 2025, Short Duration High Income Fund (“Acquiring Fund”) acquired all of the net assets and assumed all liabilities of Voya Floating Rate Fund (“Acquired Fund”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on April 1, 2025, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the year ended March 31, 2026, are as follows (Unaudited):

Net investment income	$18,241,249
Net realized and unrealized loss on investments	(11,988,787)
Net increase in net assets resulting from operations	$6,252,462

Because the combined investment funds have been managed as a single integrated fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since August 8, 2025. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net	Total Net	Acquired	Acquired
Assets of	Assets of	Portfolio’s	Portfolio’s
Acquired	Acquiring	Capital Loss	Unrealized	Portfolios’
Portfolio	Portfolio	Carryforwards	Appreciation	Conversion
(000s)	(000s)	(000s)	(000s)	Ratio
$131,543	$157,810	$(229,233)	$2,066	0.8258

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 14 — REORGANIZATIONS (continued)

The net assets of the Acquiring Fund after the acquisition of Acquired Fund were $289,352,418.

NOTE 15 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENT

The Funds have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 17 — SUBSEQUENT EVENTS

Dividends: Subsequent to March 31, 2026, the Funds declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
GNMA Income
Class A	$0.0226	April 30, 2026	Daily
Class C	$0.0179	April 30, 2026	Daily
Class I	$0.0246	April 30, 2026	Daily
Class R6	$0.0248	April 30, 2026	Daily
Class W	$0.0243	April 30, 2026	Daily

High Yield Bond
Class A	$0.0295	April 30, 2026	Daily
Class C	$0.0252	April 30, 2026	Daily
Class I	$0.0314	April 30, 2026	Daily
Class R	$0.0281	April 30, 2026	Daily
Class R6	$0.0318	April 30, 2026	Daily
Class W	$0.0309	April 30, 2026	Daily

Intermediate Bond
Class A	$0.0308	April 30, 2026	Daily
Class C	$0.0254	April 30, 2026	Daily
Class I	$0.0335	April 30, 2026	Daily
Class R	$0.0291	April 30, 2026	Daily
Class R6	$0.0339	April 30, 2026	Daily
Class W	$0.0326	April 30, 2026	Daily

Short Duration Bond
Class A	$0.0317	April 30, 2026	Daily
Class C	$0.0260	April 30, 2026	Daily
Class I	$0.0338	April 30, 2026	Daily
Class R	$0.0299	April 30, 2026	Daily
Class R6	$0.0342	April 30, 2026	Daily
Class W	$0.0337	April 30, 2026	Daily

Short Duration High Income
Class A	$0.0467	April 30, 2026	Daily
Class C	$0.0414	April 30, 2026	Daily
Class I	$0.0486	April 30, 2026	Daily
Class R6	$0.0489	April 30, 2026	Daily
Class W	$0.0486	April 30, 2026	Daily

Strategic Income Opportunities
Class A	$0.0337	April 30, 2026	Daily
Class C	$0.0275	April 30, 2026	Daily
Class I	$0.0355	April 30, 2026	Daily
Class R	$0.0315	April 30, 2026	Daily
Class R6	$0.0360	April 30, 2026	Daily
Class W	$0.0355	April 30, 2026	Daily

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 17 — SUBSEQUENT EVENTS (continued)

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of March 31, 2026

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 64.5%
	Federal Home Loan Bank Discount Notes: 1.1%
2,350,000 (1)	3.630%, 04/10/2026	$2,347,663	0.2
8,000,000 (1)	3.640%, 04/30/2026	7,976,134	0.8
875,000 (1)	3.660%, 05/08/2026	871,675	0.1
		11,195,472	1.1
	Federal Home Loan Mortgage Corporation: 1.0%(2)
533,423	3.500%, 07/01/2047	499,147	0.1
1,172,292	3.500%, 12/01/2047	1,095,036	0.1
2,227,171	3.500%, 03/01/2048	2,087,932	0.2
2,486,946	3.500%, 11/01/2048	2,333,449	0.2
742,187	4.000%, 07/01/2047	712,801	0.1
288,729	4.500%, 08/01/2047	284,634	0.0
291,885	5.000%, 11/01/2035	294,810	0.0
14,610	5.000%, 12/01/2035	14,773	0.0
6,419	5.000%, 01/01/2038	6,499	0.0
6,854	5.000%, 03/01/2038	6,939	0.0
28,101	5.000%, 03/01/2038	28,450	0.0
86,835	5.000%, 02/01/2039	86,361	0.0
315,903	5.000%, 07/01/2039	319,834	0.1
92,170	5.000%, 01/01/2040	93,317	0.0
327,076	5.000%, 04/01/2040	329,385	0.1
1,032,328	5.000%, 10/01/2040	1,045,184	0.1
135,323	5.000%, 05/01/2041	136,468	0.0
110,090	5.290%, 10/01/2037	112,398	0.0
2,945	5.410%, 08/01/2037	2,943	0.0
28,922	5.440%, 01/01/2037	29,746	0.0
24,176	5.440%, 09/01/2037	24,729	0.0
22,610	5.440%, 02/01/2038	23,209	0.0
82,652	5.450%, 12/01/2037	84,224	0.0
104,513	5.450%, 12/01/2037	106,228	0.0
27,232	5.460%, 08/01/2037	27,924	0.0
30,390	5.460%, 01/01/2038	30,954	0.0
43,511	5.500%, 08/01/2037	44,567	0.0
72,114	5.500%, 11/01/2037	74,064	0.0
28,473	5.620%, 12/01/2036	29,316	0.0
50,568	5.620%, 08/01/2037	52,030	0.0
59,103	5.625%, 12/01/2036	60,824	0.0
49,724	5.625%, 01/01/2037	50,242	0.0
76,014	5.625%, 03/01/2037	78,280	0.0
72,445	5.625%, 06/01/2037	74,366	0.0
33,939	5.625%, 02/01/2038	34,950	0.0
233,140	5.750%, 09/01/2037	240,618	0.0
46,886	5.750%, 10/01/2037	48,394	0.0
75,758	6.090%, 12/01/2037	78,367	0.0
1,642	7.500%, 01/01/2030	1,684	0.0
		10,685,076	1.0
	Federal National Mortgage Association: 0.9%(2)
4,000,000 (3)	3.000%, 05/01/2056	3,510,530	0.4
54,740	3.125%, 11/01/2041	51,776	0.0
21,968	3.250%, 04/01/2041	21,763	0.0
79,591	3.475%, 10/01/2041	76,731	0.0
59,442	3.750%, 09/01/2041	57,975	0.0
53,753	3.750%, 10/01/2041	52,177	0.0
3,674,494	4.000%, 07/01/2056	3,481,362	0.4
505,194	4.500%, 09/01/2047	498,734	0.1
72,875	5.290%, 09/01/2037	72,816	0.0
205,089	5.290%, 11/01/2037	205,683	0.0
64,272	5.290%, 12/01/2037	63,705	0.0
99,545	5.290%, 04/01/2038	99,499	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
8,284	5.350%, 04/01/2029	$8,277	0.0
53,360	5.390%, 05/01/2038	53,369	0.0
103,116	5.440%, 08/01/2047	103,957	0.0
150,222	5.440%, 08/01/2047	151,551	0.0
158,256	5.440%, 08/01/2047	159,675	0.0
160,773	5.440%, 09/01/2047	162,220	0.0
250,911	5.440%, 10/01/2047	253,494	0.0
50,370	5.620%, 12/01/2036	50,573	0.0
93,604	5.890%, 08/01/2047	94,752	0.0
99,498	5.890%, 10/01/2047	100,719	0.0
894	6.600%, 07/01/2027	892	0.0
		9,332,230	0.9
	Government National Mortgage Association: 58.4%
3,954,472	2.000%, 08/20/2050	3,271,433	0.3
18,487,321	2.000%, 12/20/2050	15,294,084	1.4
15,418,755	2.000%, 01/20/2051	12,755,539	1.2
12,991,437	2.000%, 02/20/2051	10,747,482	1.0
5,985,302	2.000%, 06/20/2051	4,951,486	0.5
10,575,213	2.000%, 08/20/2051	8,748,601	0.8
3,015,131	2.000%, 10/20/2051	2,494,340	0.2
2,105,289	2.000%, 11/20/2051	1,741,651	0.2
39,115,895	2.000%, 03/20/2052	32,359,573	3.0
7,921,428	2.500%, 12/20/2050	6,843,993	0.7
18,822,660	2.500%, 03/20/2051	16,215,212	1.5
14,207,098	2.500%, 04/20/2051	12,240,425	1.2
14,117,058	2.500%, 05/20/2051	12,162,325	1.2
3,246,705	2.500%, 08/20/2051	2,796,949	0.3
21,588,606	2.500%, 10/20/2051	18,599,018	1.8
3,258,466	2.500%, 12/20/2051	2,807,220	0.3
17,000,000 (3)	2.500%, 05/15/2056	14,618,672	1.4
109,985	3.000%, 12/15/2041	102,241	0.0
73,671	3.000%, 01/15/2042	66,594	0.0
146,232	3.000%, 01/15/2042	135,792	0.0
146,702	3.000%, 01/15/2042	136,134	0.0
359,666	3.000%, 02/15/2042	330,198	0.0
120,802	3.000%, 03/15/2042	110,993	0.0
119,655	3.000%, 04/15/2042	108,261	0.0
49,257	3.000%, 05/15/2042	45,678	0.0
39,104	3.000%, 06/15/2042	35,654	0.0
12,923,608	3.000%, 04/20/2045	11,749,160	1.1
227,796	3.000%, 11/20/2045	203,641	0.0
53,298	3.000%, 12/20/2045	47,778	0.0
66,711	3.000%, 12/20/2045	59,862	0.0
83,279	3.000%, 12/20/2045	74,602	0.0
41,929	3.000%, 01/20/2046	37,631	0.0
1,559,068	3.000%, 02/20/2050	1,371,512	0.1
2,205,832	3.000%, 10/20/2051	1,973,049	0.2
19,883,849	3.000%, 10/20/2051	17,486,205	1.6
1,202,580	3.000%, 01/20/2052	1,075,135	0.1
6,719,683	3.000%, 03/20/2052	5,965,362	0.6
3,128,529	3.000%, 04/20/2052	2,796,978	0.3
30,000,000 (3)	3.000%, 04/20/2056	26,787,180	2.5
43,146	3.250%, 03/15/2041	40,076	0.0
213,891	3.250%, 04/15/2041	199,060	0.0
63,471	3.250%, 05/15/2041	59,126	0.0
269,570	3.250%, 06/15/2041	250,883	0.0
51,417	3.250%, 07/15/2041	47,666	0.0
309,322	3.250%, 07/15/2041	287,331	0.0
524,046	3.250%, 08/15/2041	486,485	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
162,199	3.250%, 09/15/2041	$151,079	0.0
218,304	3.250%, 09/15/2041	203,332	0.0
35,934	3.250%, 11/15/2041	33,312	0.0
121,314	3.250%, 11/15/2041	112,992	0.0
56,740	3.250%, 12/15/2041	52,847	0.0
33,625	3.250%, 04/15/2042	31,171	0.0
23,231	3.250%, 06/15/2042	21,680	0.0
69,032	3.250%, 06/15/2042	63,994	0.0
669,328	3.500%, 04/20/2043	631,848	0.1
770,739	3.500%, 06/20/2045	711,169	0.1
2,887,415	3.500%, 03/20/2047	2,680,399	0.3
376,854	3.500%, 07/20/2047	354,232	0.0
676,326	3.500%, 07/20/2047	628,627	0.1
15,913,409	3.500%, 12/20/2047	14,758,406	1.4
5,646,096	3.500%, 01/20/2048	5,248,054	0.5
2,127,412	3.500%, 02/20/2048	1,983,355	0.2
4,305,113	3.500%, 02/20/2048	3,959,031	0.4
3,392,619	3.500%, 03/20/2052	3,137,508	0.3
41,679	3.650%, 12/15/2040	39,585	0.0
10,030	3.750%, 09/15/2041	9,908	0.0
209,905	3.750%, 09/15/2041	199,533	0.0
59,191	3.750%, 10/15/2041	56,572	0.0
87,406	3.750%, 10/15/2041	83,293	0.0
1,468,090	3.750%, 05/20/2042	1,367,219	0.1
2,104,601	3.750%, 05/20/2042	1,943,131	0.2
75,646	3.900%, 10/15/2041	72,287	0.0
32,247	4.000%, 05/20/2033	31,268	0.0
225,100	4.000%, 05/20/2034	221,520	0.0
250,376	4.000%, 07/20/2034	247,323	0.0
261,989	4.000%, 07/20/2034	257,698	0.0
56,521	4.000%, 08/20/2035	55,100	0.0
511,000	4.000%, 09/20/2040	482,212	0.1
799,240	4.000%, 07/20/2041	761,887	0.1
3,393,623	4.000%, 08/20/2042	3,264,877	0.3
95,784	4.000%, 09/15/2042	92,031	0.0
521,275	4.000%, 10/20/2043	492,481	0.1
1,015,946	4.000%, 12/20/2044	964,786	0.1
836,924	4.000%, 01/20/2045	794,793	0.1
231,987	4.000%, 06/20/2045	222,707	0.0
959,338	4.000%, 07/20/2045	920,565	0.1
1,059,796	4.000%, 09/20/2045	1,016,388	0.1
58,393	4.000%, 12/20/2045	56,004	0.0
175,167	4.000%, 01/20/2046	167,223	0.0
2,094,790	4.000%, 01/20/2046	1,999,805	0.2
49,696	4.000%, 02/20/2046	47,643	0.0
1,209,959	4.000%, 03/20/2046	1,155,093	0.1
588,150	4.000%, 04/20/2046	563,644	0.1
254,928	4.000%, 08/20/2046	244,213	0.0
962,324	4.000%, 09/20/2047	902,626	0.1
7,174,836	4.000%, 06/20/2052	6,788,131	0.6
9,677,415	4.000%, 01/20/2055	9,077,224	0.9
55,904	4.112%, 01/20/2065	54,978	0.0
4,095	4.321%, 10/20/2067	4,060	0.0
2,810	4.371%, 04/20/2066	2,764	0.0
7,683	4.379%, 02/20/2068	7,631	0.0
133,784	4.390%, 02/20/2065	133,088	0.0
2,880	4.449%, 04/20/2065	2,869	0.0
96,119	4.450%, 07/15/2040	91,860	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
54,023	4.450%, 09/15/2040	$51,901	0.0
103,040	4.465%, 01/20/2065	102,531	0.0
302,821	4.500%, 10/15/2039	306,733	0.0
211,044	4.500%, 11/15/2039	209,631	0.0
217,138	4.500%, 11/15/2039	216,152	0.0
64,255	4.500%, 12/15/2039	63,425	0.0
166,637	4.500%, 01/15/2040	165,162	0.0
20,833	4.500%, 01/20/2040	20,423	0.0
762,863	4.500%, 02/15/2040	752,022	0.1
44,454	4.500%, 06/15/2040	43,595	0.0
19,481	4.500%, 07/20/2040	19,097	0.0
61,448	4.500%, 08/20/2040	60,464	0.0
428,443	4.500%, 09/20/2041	424,864	0.1
153,457	4.500%, 10/20/2048	151,125	0.0
72,288	4.500%, 11/20/2048	71,167	0.0
2,192,547	4.500%, 12/20/2048	2,158,543	0.2
54,466	4.500%, 01/20/2049	53,656	0.0
3,815,829	4.500%, 02/20/2049	3,753,141	0.4
185,243	4.500%, 03/20/2049	182,257	0.0
30,229	4.500%, 05/20/2049	29,682	0.0
3,358,431	4.500%, 11/20/2049	3,315,253	0.3
4,236,358	4.500%, 12/20/2049	4,168,069	0.4
588,498	4.500%, 01/20/2053	572,640	0.1
20,127	4.580%, 01/20/2034	19,879	0.0
31,396	4.580%, 03/20/2034	31,215	0.0
24,769	4.580%, 04/20/2034	24,623	0.0
31,956	4.580%, 04/20/2034	31,765	0.0
29,503	4.683%, 10/20/2064	29,452	0.0
471	4.700%, 06/20/2061	464	0.0
2,064	4.700%, 09/20/2062	2,062	0.0
11,250	4.700%, 09/20/2064	11,232	0.0
169,453	4.750%, 06/15/2029	169,981	0.0
34,517	4.750%, 01/15/2030	34,630	0.0
37,239	4.750%, 06/20/2033	37,058	0.0
11,524	4.750%, 07/20/2033	11,492	0.0
20,707	4.750%, 07/20/2033	20,332	0.0
33,558	4.750%, 07/20/2033	33,400	0.0
18,735	4.750%, 08/20/2033	18,573	0.0
32,296	4.750%, 08/20/2033	32,155	0.0
21,675	4.750%, 10/20/2033	21,576	0.0
17,514	4.750%, 11/20/2033	17,433	0.0
15,767	4.750%, 12/20/2033	15,694	0.0
109,924	4.750%, 09/15/2034	109,075	0.0
14,076	4.920%, 04/20/2033	13,839	0.0
31,606	4.920%, 04/20/2033	31,498	0.0
6,854	4.920%, 05/20/2033	6,829	0.0
18,912	4.920%, 05/20/2033	18,848	0.0
20,803	4.920%, 05/20/2033	20,733	0.0
225,015	5.000%, 04/20/2030	226,535	0.0
103,350	5.000%, 07/15/2033	103,059	0.0
18,429	5.000%, 03/15/2034	18,390	0.0
25,859	5.000%, 01/15/2035	26,033	0.0
6,020	5.000%, 03/15/2035	6,094	0.0
30,791	5.000%, 03/15/2035	30,367	0.0
12,715	5.000%, 04/15/2035	12,699	0.0
99,478	5.000%, 04/15/2035	101,109	0.0
9,119	5.000%, 05/15/2035	9,276	0.0
24,270	5.000%, 05/20/2035	24,616	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
139,184	5.000%, 11/20/2035	$141,387	0.0
71,416	5.000%, 04/20/2036	72,372	0.0
11,717	5.000%, 08/20/2038	11,786	0.0
140,370	5.000%, 10/20/2038	140,153	0.0
24,957	5.000%, 11/20/2038	24,918	0.0
94,361	5.000%, 01/20/2039	95,491	0.0
28,805	5.000%, 02/15/2039	29,259	0.0
88,325	5.000%, 03/15/2039	90,688	0.0
328,037	5.000%, 11/15/2039	332,088	0.0
381,626	5.000%, 11/15/2039	387,910	0.1
36,352	5.000%, 04/15/2040	36,889	0.0
520,751	5.000%, 09/15/2040	525,192	0.1
314,057	5.000%, 07/20/2041	319,625	0.0
110,275,000 (3)	5.000%, 05/15/2056	109,003,132	10.2
6,359	5.250%, 06/15/2028	6,390	0.0
20,342	5.250%, 06/15/2029	20,495	0.0
609,560	5.250%, 01/20/2036	620,283	0.1
91,788	5.290%, 07/20/2037	95,567	0.0
59,078	5.290%, 08/20/2037	61,435	0.0
79,692	5.290%, 09/20/2037	82,829	0.0
92,370	5.290%, 01/20/2038	96,176	0.0
11,235	5.350%, 06/20/2029	11,230	0.0
50,115	5.350%, 07/20/2033	50,143	0.0
55,031	5.390%, 08/20/2038	54,505	0.0
18,313	5.490%, 08/20/2033	18,347	0.0
30,355	5.490%, 09/20/2033	30,410	0.0
32,699	5.490%, 09/20/2033	32,762	0.0
83,047	5.490%, 09/20/2033	84,300	0.0
110,197	5.490%, 10/20/2033	110,543	0.0
187,536	5.490%, 10/20/2033	190,749	0.0
95,049	5.490%, 11/20/2033	95,327	0.0
160,397	5.490%, 11/20/2033	161,368	0.0
86,338	5.490%, 12/20/2033	86,597	0.0
116,719	5.490%, 12/20/2033	117,183	0.0
118,385	5.490%, 12/20/2033	118,945	0.0
33,181	5.490%, 01/20/2034	33,245	0.0
28,259	5.490%, 03/20/2034	28,311	0.0
55,143	5.490%, 03/20/2034	55,249	0.0
28,621	5.490%, 06/20/2034	28,674	0.0
54,895	5.500%, 09/15/2029	55,595	0.0
37,319	5.500%, 10/15/2029	37,723	0.0
12,623	5.500%, 12/20/2032	12,956	0.0
40,764	5.500%, 08/20/2033	41,635	0.0
37,961	5.500%, 11/20/2033	37,882	0.0
12,063	5.500%, 12/20/2033	12,331	0.0
45,953	5.500%, 03/20/2034	45,830	0.0
63,402	5.500%, 04/20/2034	63,327	0.0
70,800	5.500%, 04/20/2034	73,037	0.0
5,351	5.500%, 06/20/2034	5,343	0.0
68,684	5.500%, 06/20/2034	69,065	0.0
52,803	5.500%, 07/20/2034	54,051	0.0
77,996	5.500%, 01/20/2035	77,800	0.0
52,961	5.500%, 05/15/2035	54,525	0.0
86,611	5.500%, 07/15/2035	86,881	0.0
60,420	5.500%, 08/15/2035	60,596	0.0
62,737	5.500%, 09/20/2035	63,831	0.0
116,736	5.500%, 04/15/2036	121,671	0.0
18,593	5.500%, 06/20/2036	19,197	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
1,565	5.500%, 06/20/2038	$1,576	0.0
9,774	5.500%, 08/20/2038	9,855	0.0
6,355	5.500%, 09/20/2038	6,388	0.0
1,254	5.500%, 10/20/2038	1,256	0.0
12,803	5.500%, 11/20/2038	12,891	0.0
631	5.500%, 12/20/2038	634	0.0
40,203	5.500%, 01/15/2039	41,393	0.0
4,856	5.500%, 01/20/2039	4,882	0.0
18,257	5.500%, 06/15/2039	18,996	0.0
67,792	5.500%, 06/20/2039	67,820	0.0
14,591	5.500%, 10/20/2039	15,066	0.0
74,641	5.500%, 09/15/2040	76,562	0.0
1,055,954	5.500%, 05/20/2054	1,084,798	0.1
1,623,815	5.500%, 05/20/2054	1,658,763	0.2
2,002,307	5.500%, 05/20/2054	2,054,686	0.2
94,500,000 (3)	5.500%, 05/20/2056	94,924,658	8.9
28,016	5.580%, 12/20/2033	28,097	0.0
46,892	5.580%, 01/20/2034	47,045	0.0
35,440	5.580%, 02/20/2034	35,552	0.0
28,660	5.580%, 03/20/2034	28,742	0.0
44,042	5.580%, 04/20/2034	44,463	0.0
93,053	5.580%, 04/20/2034	93,520	0.0
25,525	5.580%, 06/20/2034	25,599	0.0
40,976	5.580%, 09/20/2034	42,126	0.0
76,889	5.590%, 06/20/2033	77,270	0.0
9,082	5.590%, 07/20/2033	9,194	0.0
21,714	5.590%, 07/20/2033	21,778	0.0
65,672	5.590%, 07/20/2033	65,887	0.0
79,022	5.590%, 07/20/2033	79,410	0.0
53,753	5.590%, 08/20/2033	53,923	0.0
13,717	5.590%, 09/20/2033	13,749	0.0
29,375	5.590%, 09/20/2033	29,463	0.0
111,342	5.590%, 09/20/2033	112,112	0.0
19,051	5.590%, 11/20/2033	19,108	0.0
33,294	5.590%, 11/20/2033	33,395	0.0
54,083	5.590%, 12/20/2033	54,607	0.0
64,875	5.740%, 09/20/2037	66,739	0.0
200,666	5.740%, 09/20/2037	206,291	0.0
66,851	5.740%, 04/20/2038	68,767	0.0
114,427	5.750%, 07/15/2029	115,850	0.0
52,041	5.750%, 08/15/2029	52,495	0.0
13,501	5.750%, 11/15/2029	13,665	0.0
105,529	5.750%, 11/15/2029	106,875	0.0
27,131	5.770%, 03/20/2033	27,584	0.0
56,609	5.770%, 03/20/2033	56,905	0.0
23,383	5.770%, 04/20/2033	23,731	0.0
49,601	5.770%, 04/20/2033	50,399	0.0
55,860	5.770%, 05/20/2033	56,168	0.0
62,481	5.770%, 05/20/2033	62,827	0.0
10,677	5.770%, 07/20/2033	10,829	0.0
21,704	5.770%, 07/20/2033	22,000	0.0
11,471	5.900%, 05/20/2028	11,667	0.0
763,967	5.970%, 11/15/2031	763,339	0.1
38,011	6.000%, 05/15/2029	38,319	0.0
7,714	6.000%, 07/15/2029	7,835	0.0
25,299	6.000%, 10/20/2034	26,282	0.0
69,110	6.000%, 03/15/2037	72,883	0.0
45,583	6.000%, 08/20/2038	45,884	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
4,126	6.000%, 09/20/2038	$4,181	0.0
7,299	6.000%, 10/20/2038	7,408	0.0
57,876	6.000%, 11/15/2038	59,799	0.0
62,279	6.000%, 12/15/2038	64,350	0.0
33,303	6.000%, 08/15/2039	33,954	0.0
59,899	6.000%, 08/15/2039	61,890	0.0
67,793,000 (3)	6.000%, 05/15/2056	68,860,842	6.5
5,390	6.500%, 07/20/2029	5,601	0.0
26,798	6.500%, 07/20/2032	27,502	0.0
24,250	6.500%, 02/15/2034	24,295	0.0
133	6.500%, 09/20/2034	133	0.0
568	7.500%, 08/20/2027	572	0.0
		625,039,229	58.4
	Uniform Mortgage-Backed Securities: 3.1%
2,316,829	2.000%, 12/01/2051	1,878,036	0.2
2,190,397	2.500%, 12/01/2051	1,857,038	0.2
1,277,934	2.500%, 02/01/2052	1,097,176	0.1
1,927,578	3.000%, 11/01/2051	1,703,738	0.2
1,196,965	3.000%, 01/01/2052	1,062,107	0.1
1,216,968	3.500%, 02/01/2052	1,130,509	0.1
3,946,391	3.500%, 03/01/2052	3,676,055	0.4
3,733,869	4.000%, 05/01/2042	3,607,082	0.4
246,283	4.000%, 05/01/2045	237,203	0.0
275,833	4.000%, 08/01/2046	265,008	0.0
244,460	4.250%, 08/01/2035	240,895	0.0
3,532,468	4.500%, 07/01/2052	3,421,800	0.3
1,500,000 (3)	4.500%, 04/01/2056	1,447,860	0.2
37,868	4.750%, 11/01/2034	37,851	0.0
165,891	4.750%, 11/01/2034	164,587	0.0
120,762	4.750%, 02/01/2035	119,678	0.0
184,607	4.750%, 04/01/2035	184,622	0.0
302,296	4.750%, 05/01/2035	302,139	0.0
54,925	4.750%, 07/01/2035	54,412	0.0
284,509	4.750%, 07/01/2035	284,362	0.0
9,638,000 (3)	5.000%, 04/01/2056	9,506,547	0.9
1,454	5.030%, 05/01/2037	1,453	0.0
77,538	5.030%, 09/01/2037	78,117	0.0
41,359	5.155%, 01/01/2037	41,856	0.0
22,045	5.250%, 04/01/2032	22,388	0.0
24,185	5.250%, 04/01/2032	24,883	0.0
20,705	5.280%, 11/01/2036	21,064	0.0
35,078	5.280%, 01/01/2037	35,681	0.0
67,383	5.290%, 08/01/2037	68,742	0.0
49,808	5.290%, 09/01/2037	50,813	0.0
53,489	5.290%, 09/01/2037	54,454	0.0
6,838	5.300%, 10/01/2036	6,933	0.0
47,209	5.300%, 12/01/2036	48,569	0.0
37,902	5.300%, 05/01/2037	38,677	0.0
167,199	5.300%, 08/01/2037	169,175	0.0
78,265	5.390%, 12/01/2037	78,279	0.0
128,683	5.405%, 11/01/2036	131,834	0.0
157,573	5.405%, 02/01/2037	161,402	0.0
41,299	5.740%, 07/01/2037	42,834	0.0
		33,355,859	3.1

	Total U.S. Government Agency Obligations (Cost $716,915,320)	689,607,866	64.5
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 61.9%
86,549 (4)	Fannie Mae REMIC Trust 2002-W1 3A, 3.862%, 04/25/2042	$85,178	0.0
371,090 (4)	Fannie Mae REMIC Trust 2002-W6 3A, 5.438%, 01/25/2042	360,802	0.0
2,593,191	Fannie Mae REMIC Trust 2002-W9 A4, 6.000%, 08/25/2042	2,606,776	0.2
286,564	Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/2033	298,364	0.0
1,152,076	Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/2033	1,162,746	0.1
2,007,762	Fannie Mae REMIC Trust 2003-W15 2A7, 5.550%, 08/25/2043	2,012,435	0.2
2,259,857	Fannie Mae REMIC Trust 2004-28 PZ, 6.000%, 05/25/2034	2,281,005	0.2
50,911 (4)	Fannie Mae REMIC Trust 2004-61 SH, 8.890%, (-1.000*SOFR30A + 23.530%), 11/25/2032	55,247	0.0
45,483	Fannie Mae REMIC Trust 2004-68 LC, 5.000%, 09/25/2029	45,770	0.0
1,304,268	Fannie Mae REMIC Trust 2004-88 ZC, 6.500%, 12/25/2034	1,386,254	0.1
1,218,649 (4)	Fannie Mae REMIC Trust 2004-W11 2A, 4.985%, 03/25/2043	1,162,393	0.1
1,676,794	Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/2034	1,676,901	0.2
13,607 (4)	Fannie Mae REMIC Trust 2005-122 SE, 9.883%, (-1.000*SOFR30A + 22.699%), 11/25/2035	13,785	0.0
3,109,699 (4)	Fannie Mae REMIC Trust 2005-17 B, 6.500%, 03/25/2035	3,227,592	0.3
3,704 (4)(5)	Fannie Mae REMIC Trust 2005-17 ES, 2.974%, (-1.000*SOFR30A + 6.636%), 03/25/2035	10	0.0
1,199,093 (4)(5)	Fannie Mae REMIC Trust 2005-17 SA, 2.924%, (-1.000*SOFR30A + 6.586%), 03/25/2035	94,773	0.0
781,875	Fannie Mae REMIC Trust 2005-43 PZ, 6.000%, 05/25/2035	818,913	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
39,167 (4)	Fannie Mae REMIC Trust 2005-59 NQ, 7.434%, (-1.000*SOFR30A + 16.589%), 05/25/2035	$39,802	0.0
125,425 (4)	Fannie Mae REMIC Trust 2005-75 GS, 8.921%, (-1.000*SOFR30A + 19.907%), 08/25/2035	132,542	0.0
250,013	Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/2035	253,695	0.0
1,861,549	Fannie Mae REMIC Trust 2005-99 XA, 5.500%, 12/25/2035	1,883,891	0.2
34,279 (4)	Fannie Mae REMIC Trust 2006-115 ES, 11.454%, (-1.000*SOFR30A + 26.102%), 12/25/2036	38,573	0.0
190,597 (4)(5)	Fannie Mae REMIC Trust 2006-36 SP, 2.924%, (-1.000*SOFR30A + 6.586%), 05/25/2036	12,277	0.0
9,401 (6)	Fannie Mae REMIC Trust 2006-44 P, 0.000%, 12/25/2033	8,215	0.0
1,297,402 (4)(5)	Fannie Mae REMIC Trust 2006-79 SH, 2.674%, (-1.000*SOFR30A + 6.336%), 08/25/2036	108,263	0.0
2,243,436 (4)(5)	Fannie Mae REMIC Trust 2006-8 HL, 2.924%, (-1.000*SOFR30A + 6.586%), 03/25/2036	165,649	0.0
577,725 (4)	Fannie Mae REMIC Trust 2007-1 NR, 18.800%, (-1.000*SOFR30A + 46.630%), 02/25/2037	831,787	0.1
289,145	Fannie Mae REMIC Trust 2007-60 ZB, 4.750%, 05/25/2037	289,676	0.0
79,440 (4)	Fannie Mae REMIC Trust 2009-12 LK, 13.774%, 03/25/2039	89,746	0.0
4,098,393 (4)(5)	Fannie Mae REMIC Trust 2010-147 LS, 2.674%, (-1.000*SOFR30A + 6.336%), 01/25/2041	416,601	0.0
565,602 (4)	Fannie Mae REMIC Trust 2010-26 F, 4.546%, (SOFR30A + 0.884%), 11/25/2036	568,327	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
575,015 (4)	Fannie Mae REMIC Trust 2010-39 FN, 4.606%, (SOFR30A + 0.944%), 05/25/2040	$577,994	0.1
355,289	Fannie Mae REMIC Trust 2010-80 PZ, 5.000%, 07/25/2040	358,735	0.0
680,795	Fannie Mae REMIC Trust 2010-87 PL, 4.000%, 06/25/2040	671,824	0.1
930,209 (4)(5)	Fannie Mae REMIC Trust 2010-95 SB, 2.824%, (-1.000*SOFR30A + 6.486%), 09/25/2040	64,892	0.0
794,266	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	802,558	0.1
750,000	Fannie Mae REMIC Trust 2011-105 MB, 4.000%, 10/25/2041	673,835	0.1
920,063	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	934,491	0.1
844,422 (4)	Fannie Mae REMIC Trust 2011-4 CS, 5.347%, (-1.000*SOFR30A + 12.671%), 05/25/2040	851,070	0.1
3,803,810	Fannie Mae REMIC Trust 2011-99 CZ, 4.500%, 10/25/2041	3,767,212	0.4
1,493,947 (4)(5)	Fannie Mae REMIC Trust 2012-128 VS, 2.474%, (-1.000*SOFR30A + 6.136%), 06/25/2042	61,179	0.0
282,099 (5)	Fannie Mae REMIC Trust 2012-137 EI, 3.000%, 12/25/2027	3,457	0.0
67,787 (5)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/2027	131	0.0
2,590,709 (5)	Fannie Mae REMIC Trust 2012-148 HI, 3.500%, 05/25/2042	225,683	0.0
1,496,815 (5)	Fannie Mae REMIC Trust 2012-148 IM, 3.000%, 01/25/2028	23,521	0.0
1,144,263	Fannie Mae REMIC Trust 2012-148 KH, 3.000%, 03/25/2042	1,103,819	0.1
996,558 (5)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/2042	103,570	0.0
2,829,622	Fannie Mae REMIC Trust 2012-17 QZ, 4.000%, 03/25/2042	2,750,326	0.3
2,549,759	Fannie Mae REMIC Trust 2012-27 EZ, 4.250%, 03/25/2042	2,458,575	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,500,000	Fannie Mae REMIC Trust 2012-40 MY, 3.500%, 04/25/2042	$2,333,526	0.2
1,658,861	Fannie Mae REMIC Trust 2012-66 KE, 4.000%, 06/25/2042	1,585,916	0.2
489,361 (4)(5)	Fannie Mae REMIC Trust 2012-68 SD, 2.924%, (-1.000*SOFR30A + 6.586%), 06/25/2032	24,971	0.0
3,457,000	Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/2042	2,958,369	0.3
876,133	Fannie Mae REMIC Trust 2013-125 AZ, 4.000%, 11/25/2039	785,802	0.1
255,934 (5)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/2042	13,328	0.0
857,231 (6)	Fannie Mae REMIC Trust 2013-135 PO, 0.000%, 01/25/2044	627,315	0.1
41,166	Fannie Mae REMIC Trust 2013-18 NA, 2.000%, 12/25/2042	36,876	0.0
961,253 (5)	Fannie Mae REMIC Trust 2013-25 BI, 3.000%, 03/25/2033	60,290	0.0
555,935 (5)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/2033	22,260	0.0
1,020,265	Fannie Mae REMIC Trust 2013-55 VZ, 3.000%, 06/25/2043	928,320	0.1
993,416 (5)	Fannie Mae REMIC Trust 2013-62 AI, 3.000%, 06/25/2033	68,106	0.0
1,401,927	Fannie Mae REMIC Trust 2015-22 DY, 3.000%, 04/25/2045	1,092,813	0.1
1,468,756	Fannie Mae REMIC Trust 2015-26 UZ, 3.000%, 05/25/2045	1,230,806	0.1
711,932	Fannie Mae REMIC Trust 2015-68 JW, 3.500%, 09/25/2030	691,567	0.1
2,630,000	Fannie Mae REMIC Trust 2016-103 PB, 3.000%, 01/25/2047	2,336,191	0.2
3,260,829 (4)(5)	Fannie Mae REMIC Trust 2016-4 DS, 2.324%, (-1.000*SOFR30A + 5.986%), 02/25/2046	342,884	0.0
1,899,325 (4)	Fannie Mae REMIC Trust 2016-51 S, 2.144%, (-1.000*SOFR30A + 5.806%), 10/25/2043	1,624,023	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,333,554	Fannie Mae REMIC Trust 2016-64 LD, 3.500%, 09/25/2046	$3,998,422	0.4
5,288,915	Fannie Mae REMIC Trust 2017-22 DZ, 4.000%, 04/25/2047	5,018,768	0.5
443,764	Fannie Mae REMIC Trust 2018-25 AL, 3.500%, 04/25/2048	402,365	0.0
523,709	Fannie Mae REMIC Trust 2018-37 DZ, 4.000%, 06/25/2048	496,302	0.1
2,562,082 (5)	Fannie Mae REMIC Trust 2019-49 IG, 3.000%, 03/25/2033	167,529	0.0
2,899,325	Fannie Mae REMIC Trust 2019-6 GZ, 4.000%, 03/25/2059	2,566,527	0.2
13,298,000 (5)	Fannie Mae REMIC Trust 2020-34 AI, 3.500%, 06/25/2035	908,172	0.1
1,849,390 (5)	Fannie Mae REMIC Trust 2020-44 TI, 5.500%, 12/25/2035	250,667	0.0
21,099,092 (5)	Fannie Mae REMIC Trust 2020-89 KI, 4.000%, 12/25/2050	3,985,940	0.4
3,816,287	Fannie Mae REMIC Trust 2023-55 AY, 6.500%, 11/25/2053	3,967,197	0.4
12,208,002 (4)	Fannie Mae REMIC Trust 2025-1 FE, 5.112%, (SOFR30A + 1.450%), 02/25/2055	12,320,224	1.2
7,839,100	Fannie Mae REMIC Trust 2025-4 PZ, 5.500%, 07/25/2054	7,830,827	0.7
718,182 (4)	Fannie Mae Trust 2004-W2 3A, 5.156%, 02/25/2044	725,349	0.1
538,637 (4)	Fannie Mae Trust 2004-W2 4A, 5.030%, 02/25/2044	531,538	0.1
154,621 (4)	Freddie Mac REMIC Trust 2653 SC, 4.908%, (-1.000*SOFR30A + 6.743%), 07/15/2033	154,859	0.0
335,088	Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/2034	347,401	0.0
75,734 (6)	Freddie Mac REMIC Trust 2974 KO, 0.000%, 05/15/2035	63,383	0.0
7,513 (4)	Freddie Mac REMIC Trust 3012 ST, 8.328%, (-1.000*SOFR30A + 21.548%), 04/15/2035	7,626	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
93,688 (4)	Freddie Mac REMIC Trust 3065 DC, 8.500%, (-1.000*SOFR30A + 19.517%), 03/15/2035	$99,473	0.0
176,640	Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/2036	181,436	0.0
1,704,289 (4)(5)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-1.000*SOFR30A + 5.544%), 07/15/2036	25,385	0.0
4,433,244	Freddie Mac REMIC Trust 3196 ZK, 6.500%, 04/15/2032	4,571,151	0.4
68,539 (5)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/2035	6,796	0.0
856,335	Freddie Mac REMIC Trust 3658 CZ, 5.000%, 04/15/2040	866,519	0.1
2,867,954	Freddie Mac REMIC Trust 3770 GA, 4.500%, 10/15/2040	2,860,441	0.3
138,659 (4)	Freddie Mac REMIC Trust 3864 NT, 5.500%, (-1.000*SOFR30A + 59.451%), 03/15/2039	139,587	0.0
764,150	Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/2041	736,185	0.1
2,935,531 (4)(5)	Freddie Mac REMIC Trust 3960 SG, 2.213%, (-1.000*SOFR30A + 5.886%), 11/15/2041	259,543	0.0
1,690,002	Freddie Mac REMIC Trust 4040 UZ, 5.000%, 05/15/2042	1,658,230	0.2
5,075,000	Freddie Mac REMIC Trust 4059 DY, 3.500%, 06/15/2042	4,858,598	0.5
915,349	Freddie Mac REMIC Trust 4097 ZA, 3.500%, 08/15/2042	863,195	0.1
3,723,185	Freddie Mac REMIC Trust 4136 ZG, 3.000%, 11/15/2042	3,414,733	0.3
8,403,810	Freddie Mac REMIC Trust 4159 LZ, 3.500%, 01/15/2043	7,916,887	0.7
1,304,350 (5)	Freddie Mac REMIC Trust 4176 IA, 2.500%, 03/15/2028	20,185	0.0
1,871,677 (4)	Freddie Mac REMIC Trust 4249 CS, 1.813%, (-1.000*SOFR30A + 4.564%), 09/15/2043	1,419,247	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,183,153 (4)	Freddie Mac REMIC Trust 4274 US, 2.063%, (-1.000*SOFR30A + 5.736%), 10/15/2035	$2,002,065	0.2
9,318,922	Freddie Mac REMIC Trust 4367 MZ, 4.000%, 07/15/2044	8,976,468	0.8
2,250,392	Freddie Mac REMIC Trust 4372 Z, 3.000%, 08/15/2044	2,050,442	0.2
4,396,968 (4)(5)	Freddie Mac REMIC Trust 4438 AS, 2.413%, (-1.000*SOFR30A + 6.086%), 02/15/2045	362,715	0.0
4,505,088	Freddie Mac REMIC Trust 4480 ZX, 4.000%, 11/15/2044	4,342,735	0.4
3,189,279	Freddie Mac REMIC Trust 4631 CZ, 3.500%, 11/15/2046	2,958,868	0.3
1,839,170	Freddie Mac REMIC Trust 4818 GZ, 4.000%, 08/15/2048	1,741,009	0.2
2,127,299	Freddie Mac REMIC Trust 4941 CZ, 3.000%, 11/25/2049	1,880,595	0.2
2,597,868	Freddie Mac REMIC Trust 5000 DC, 2.500%, 03/25/2040	2,299,694	0.2
17,228,274 (5)	Freddie Mac REMIC Trust 5013 QI, 3.500%, 09/25/2050	3,258,865	0.3
8,800,000	Freddie Mac REMIC Trust 5361 BY, 7.000%, 12/25/2053	9,436,787	0.9
4,643,779	Freddie Mac REMIC Trust 5369 B, 6.000%, 01/25/2054	4,758,720	0.5
1,107,398 (4)	Freddie Mac Securities REMIC Trust 2005-S001 2A2, 3.943%, (TSFR1M + 0.264%), 09/25/2045	1,084,943	0.1
616,838 (4)	Freddie Mac Structured Pass-Through Certificates T-48 2A, 4.560%, 07/25/2033	590,631	0.1
302,927 (4)	Freddie Mac Structured Pass-Through Certificates T-54 4A, 4.257%, 02/25/2043	293,469	0.0
6,106,881	Freddie Mac Whole Loan Securities Trust 2017-SC02 1A2, 3.000%, 05/25/2047	5,227,958	0.5
38,367	Ginnie Mae 2004-16 AE, 5.500%, 02/20/2034	38,462	0.0
263,831	Ginnie Mae 2004-28 CZ, 5.500%, 04/20/2034	265,922	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
127,625 (6)	Ginnie Mae 2004-37 OA, 0.000%, 04/17/2034	$111,320	0.0
375,899	Ginnie Mae 2004-65 ZG, 5.500%, 07/20/2034	379,611	0.0
919,419	Ginnie Mae 2004-81 Z, 5.000%, 10/20/2034	917,017	0.1
399,303 (4)(5)	Ginnie Mae 2004-98 SA, 2.910%, (-1.000*TSFR1M + 6.586%), 11/20/2034	32,479	0.0
349,645	Ginnie Mae 2005-21 Z, 5.000%, 03/20/2035	349,682	0.0
35,659 (4)(5)	Ginnie Mae 2005-25 SI, 6.000%, (-1.000*TSFR1M + 42.513%), 01/20/2034	4,270	0.0
171,811 (4)(5)	Ginnie Mae 2005-7 AH, 2.983%, (-1.000*TSFR1M + 6.656%), 02/16/2035	11,924	0.0
528,130	Ginnie Mae 2005-80 Z, 5.000%, 10/20/2035	527,893	0.1
2,418 (4)	Ginnie Mae 2005-91 UP, 6.726%, (-1.000*TSFR1M + 14.071%), 09/16/2031	2,438	0.0
1,213,314	Ginnie Mae 2006-17 TW, 6.000%, 04/20/2036	1,219,479	0.1
42,140 (4)	Ginnie Mae 2006-61 FA, 4.040%, (TSFR1M + 0.364%), 11/20/2036	42,140	0.0
822,136	Ginnie Mae 2006-7 ZA, 5.500%, 02/20/2036	834,755	0.1
522,768 (5)	Ginnie Mae 2007-17 CI, 7.500%, 04/16/2037	63,443	0.0
659,276 (6)	Ginnie Mae 2007-41 OL, 0.000%, 07/20/2037	550,000	0.1
37,455	Ginnie Mae 2007-45 PE, 5.500%, 07/16/2037	37,637	0.0
146,704 (4)	Ginnie Mae 2007-48 SY, 8.889%, (-1.000*TSFR1M + 19.907%), 08/16/2037	145,157	0.0
25,491 (4)	Ginnie Mae 2007-53 SW, 8.836%, (-1.000*TSFR1M + 19.862%), 09/20/2037	27,339	0.0
426,853	Ginnie Mae 2007-60 YZ, 5.500%, 10/20/2037	425,882	0.0
244,507 (4)(5)	Ginnie Mae 2008-3 SA, 2.760%, (-1.000*TSFR1M + 6.436%), 01/20/2038	23,553	0.0
307,724 (4)(5)	Ginnie Mae 2008-40 PS, 2.713%, (-1.000*TSFR1M + 6.386%), 05/16/2038	17,103	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
552,165 (4)(5)	Ginnie Mae 2008-51 GS, 2.443%, (-1.000*TSFR1M + 6.116%), 06/16/2038	$46,941	0.0
1,024,923 (4)(5)	Ginnie Mae 2008-82 SA, 2.210%, (-1.000*TSFR1M + 5.886%), 09/20/2038	79,253	0.0
7,232,028	Ginnie Mae 2009-110 ZA, 5.500%, 11/16/2039	7,305,280	0.7
1,041,309	Ginnie Mae 2009-110 ZC, 4.500%, 11/16/2039	1,013,915	0.1
1,468,347	Ginnie Mae 2009-118 XZ, 5.000%, 12/20/2039	1,490,970	0.1
686,794	Ginnie Mae 2009-121 ZQ, 5.500%, 09/20/2039	703,155	0.1
591,594	Ginnie Mae 2009-31 BP, 5.000%, 05/20/2039	595,020	0.1
891,624	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	894,881	0.1
1,032,641	Ginnie Mae 2009-32 QZ, 5.500%, 05/16/2039	1,028,573	0.1
746,422	Ginnie Mae 2009-32 YZ, 7.000%, 05/16/2039	753,081	0.1
915,255	Ginnie Mae 2009-34 Z, 4.500%, 05/16/2039	919,522	0.1
1,131,117	Ginnie Mae 2009-53 ZB, 6.000%, 07/16/2039	1,174,969	0.1
226,313	Ginnie Mae 2009-54 HZ, 5.000%, 07/20/2039	230,952	0.0
109,714 (4)(5)	Ginnie Mae 2009-55 BI, 1.000%, (-1.000*TSFR1M + 159.638%), 06/16/2037	3,446	0.0
1,566,385	Ginnie Mae 2009-61 EZ, 7.500%, 08/20/2039	1,637,786	0.2
8,679,446	Ginnie Mae 2009-61 PZ, 7.500%, 08/20/2039	9,114,731	0.9
10,791,101	Ginnie Mae 2009-61 ZQ, 6.000%, 08/16/2039	10,962,362	1.0
331,531 (4)(5)	Ginnie Mae 2009-66 QS, 2.310%, (-1.000*TSFR1M + 5.986%), 07/20/2039	11,250	0.0
3,447,899	Ginnie Mae 2009-68 ZC, 5.500%, 08/16/2039	3,539,133	0.3
322,624 (4)(5)	Ginnie Mae 2009-77 SA, 2.363%, (-1.000*TSFR1M + 6.036%), 09/16/2039	24,433	0.0
2,550,185	Ginnie Mae 2009-77 ZB, 5.500%, 09/16/2039	2,642,833	0.3
1,452,642	Ginnie Mae 2009-79 PZ, 6.000%, 09/20/2039	1,481,940	0.1
787,745	Ginnie Mae 2009-87 PZ, 5.500%, 10/20/2039	815,797	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,884,948	Ginnie Mae 2009-87 WZ, 6.000%, 10/20/2039	$2,966,500	0.3
794,497	Ginnie Mae 2009-92 DZ, 4.500%, 10/16/2039	781,920	0.1
1,928,242	Ginnie Mae 2009-98 MZ, 5.000%, 10/16/2039	1,961,008	0.2
190,211 (4)	Ginnie Mae 2009-H01 FA, 4.940%, (TSFR1M + 1.264%), 11/20/2059	191,980	0.0
268,776 (5)	Ginnie Mae 2010-106 IP, 5.000%, 03/20/2040	8,344	0.0
4,834,696	Ginnie Mae 2010-113 BE, 4.500%, 09/20/2040	4,841,694	0.5
400,641 (4)(5)	Ginnie Mae 2010-116 NS, 2.863%, (-1.000*TSFR1M + 6.536%), 09/16/2040	28,081	0.0
1,784,072	Ginnie Mae 2010-116 PB, 5.000%, 06/16/2040	1,824,355	0.2
4,458,694	Ginnie Mae 2010-117 ZQ, 4.500%, 09/20/2040	4,365,357	0.4
918,000	Ginnie Mae 2010-121 TB, 4.000%, 09/20/2040	869,803	0.1
1,707,777	Ginnie Mae 2010-125 BZ, 4.500%, 09/16/2040	1,704,655	0.2
456,448 (4)(5)	Ginnie Mae 2010-158 SA, 2.260%, (-1.000*TSFR1M + 5.936%), 12/20/2040	44,902	0.0
605,033	Ginnie Mae 2010-162 ZE, 4.000%, 12/16/2040	585,773	0.1
4,935,391 (4)(5)	Ginnie Mae 2010-166 GS, 2.210%, (-1.000*TSFR1M + 5.886%), 12/20/2040	454,745	0.0
321,658	Ginnie Mae 2010-169 AW, 4.500%, 12/20/2040	321,691	0.0
642,723	Ginnie Mae 2010-31 BP, 5.000%, 03/20/2040	649,953	0.1
277,283 (5)	Ginnie Mae 2010-4 WI, 6.000%, 01/16/2040	34,234	0.0
3,569,253	Ginnie Mae 2010-42 VZ, 5.500%, 10/20/2039	3,722,675	0.4
503,083	Ginnie Mae 2010-59 ZA, 4.500%, 05/20/2040	501,674	0.1
124,193 (4)	Ginnie Mae 2010-H11 FA, 4.787%, (TSFR1M + 1.114%), 06/20/2060	125,059	0.0
551,703 (4)	Ginnie Mae 2010-H20 AF, 4.113%, (TSFR1M + 0.444%), 10/20/2060	550,478	0.1
6,461 (4)	Ginnie Mae 2010-H26 LF, 4.133%, (TSFR1M + 0.464%), 08/20/2058	6,445	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
51,671 (5)	Ginnie Mae 2011-123 QI, 5.000%, 05/20/2041	$2,132	0.0
294,152 (4)	Ginnie Mae 2011-128 TF, 4.237%, (TSFR1M + 0.564%), 05/16/2041	291,799	0.0
994,096 (4)(5)	Ginnie Mae 2011-141 PS, 2.913%, (-1.000*TSFR1M + 6.586%), 06/16/2041	47,766	0.0
1,167,504 (5)	Ginnie Mae 2011-146 EI, 5.000%, 11/16/2041	195,559	0.0
945,000	Ginnie Mae 2011-151 PY, 3.000%, 11/20/2041	825,412	0.1
10,356	Ginnie Mae 2011-169 BC, 7.000%, 05/16/2032	10,451	0.0
76,963 (4)	Ginnie Mae 2011-169 BG, 5.450%, 04/16/2039	77,184	0.0
3,376,453	Ginnie Mae 2011-25 Z, 4.000%, 02/20/2041	3,312,156	0.3
928,464	Ginnie Mae 2011-59 QC, 4.000%, 12/20/2040	916,440	0.1
1,435,748	Ginnie Mae 2011-89 Z, 3.500%, 06/20/2041	1,354,136	0.1
201,028 (4)	Ginnie Mae 2011-H01 AF, 4.233%, (TSFR1M + 0.564%), 11/20/2060	200,916	0.0
467,220 (4)	Ginnie Mae 2011-H03 FA, 4.283%, (TSFR1M + 0.614%), 01/20/2061	467,316	0.1
92,206 (4)	Ginnie Mae 2011-H07 FA, 4.283%, (TSFR1M + 0.614%), 02/20/2061	92,227	0.0
55,293 (4)	Ginnie Mae 2011-H08 FD, 4.283%, (TSFR1M + 0.614%), 02/20/2061	55,307	0.0
259,407 (4)	Ginnie Mae 2011-H09 AF, 4.283%, (TSFR1M + 0.614%), 03/20/2061	259,459	0.0
456,756 (4)	Ginnie Mae 2011-H19 FA, 4.253%, (TSFR1M + 0.584%), 08/20/2061	456,652	0.0
158,464 (4)	Ginnie Mae 2011-H21 FT, 4.200%, (H15T1Y + 0.700%), 10/20/2061	159,029	0.0
178,192 (5)	Ginnie Mae 2012-103 IC, 3.500%, 08/16/2040	2,178	0.0
158,108 (5)	Ginnie Mae 2012-124 MI, 4.000%, 03/20/2042	12,345	0.0
9,060,250 (5)	Ginnie Mae 2012-136 BI, 3.500%, 11/20/2042	1,423,411	0.1
81,788 (4)(5)	Ginnie Mae 2012-34 MS, 2.913%, (-1.000*TSFR1M + 6.586%), 04/16/2041	2,352	0.0
1,693,998 (4)(5)	Ginnie Mae 2012-48 SA, 2.863%, (-1.000*TSFR1M + 6.536%), 04/16/2042	186,552	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,201,115 (4)(5)	Ginnie Mae 2012-60 SG, 2.313%, (-1.000*TSFR1M + 5.986%), 05/16/2042	$188,616	0.0
425,602 (4)(5)	Ginnie Mae 2012-93 NS, 2.310%, (-1.000*TSFR1M + 5.986%), 07/20/2042	34,108	0.0
387,775 (5)	Ginnie Mae 2012-98 EI, 4.000%, 04/20/2041	28,217	0.0
602,686 (4)	Ginnie Mae 2012-H06 FS, 4.483%, (TSFR1M + 0.814%), 03/20/2062	604,576	0.1
71,008 (4)	Ginnie Mae 2012-H11 FA, 4.483%, (TSFR1M + 0.814%), 02/20/2062	71,225	0.0
53,637 (4)	Ginnie Mae 2012-H11 GA, 4.363%, (TSFR1M + 0.694%), 05/20/2062	53,711	0.0
327,139 (4)	Ginnie Mae 2012-H11 VA, 4.433%, (TSFR1M + 0.764%), 05/20/2062	328,312	0.0
260,593 (4)	Ginnie Mae 2012-H12 FA, 4.333%, (TSFR1M + 0.664%), 04/20/2062	260,106	0.0
72,511 (4)	Ginnie Mae 2012-H14 FK, 4.363%, (TSFR1M + 0.694%), 07/20/2062	72,589	0.0
52,300 (4)	Ginnie Mae 2012-H29 FA, 4.298%, (TSFR1M + 0.629%), 10/20/2062	52,320	0.0
292,858 (4)	Ginnie Mae 2012-H30 GA, 4.133%, (TSFR1M + 0.464%), 12/20/2062	290,732	0.0
852,775	Ginnie Mae 2013-119 TZ, 3.000%, 08/20/2043	768,464	0.1
7,000,000	Ginnie Mae 2013-147 BE, 4.000%, 12/20/2039	6,623,961	0.6
1,639,131	Ginnie Mae 2013-167 Z, 3.000%, 10/16/2043	1,545,407	0.2
1,900,000 (5)	Ginnie Mae 2013-186 UI, 2.500%, 11/20/2043	217,677	0.0
336,465 (5)	Ginnie Mae 2013-186 VI, 4.000%, 12/20/2042	43,758	0.0
2,363,082	Ginnie Mae 2013-186 ZE, 2.500%, 12/16/2043	2,078,412	0.2
1,285,535 (5)	Ginnie Mae 2013-20 LI, 4.500%, 12/16/2042	112,906	0.0
1,203,316 (5)	Ginnie Mae 2013-23 IO, 3.500%, 02/20/2043	183,865	0.0
436,796 (4)(5)	Ginnie Mae 2013-88 AI, 2.068%, (-1.000*TSFR1M + 5.736%), 06/20/2043	31,526	0.0
796,808 (4)(5)	Ginnie Mae 2013-99 SK, 2.118%, (-1.000*TSFR1M + 5.786%), 07/20/2043	47,927	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
278,869 (4)	Ginnie Mae 2013-H02 FD, 4.123%, (TSFR1M + 0.454%), 12/20/2062	$278,345	0.0
43,145 (4)	Ginnie Mae 2013-H07 HA, 4.193%, (TSFR1M + 0.524%), 03/20/2063	43,093	0.0
145,170 (4)	Ginnie Mae 2013-H10 FT, 3.950%, (H15T1Y + 0.450%), 04/20/2063	145,209	0.0
255,532 (4)	Ginnie Mae 2013-H14 FC, 4.253%, (TSFR1M + 0.584%), 06/20/2063	255,473	0.0
98,846 (4)	Ginnie Mae 2013-H14 FD, 4.253%, (TSFR1M + 0.584%), 06/20/2063	98,819	0.0
102,488 (4)	Ginnie Mae 2013-H14 FG, 4.253%, (TSFR1M + 0.584%), 05/20/2063	102,465	0.0
90,094 (4)	Ginnie Mae 2013-H17 FA, 4.333%, (TSFR1M + 0.664%), 07/20/2063	90,181	0.0
26,080 (4)	Ginnie Mae 2013-H18 EA, 4.283%, (TSFR1M + 0.614%), 07/20/2063	26,087	0.0
224,506 (4)	Ginnie Mae 2013-H18 FA, 4.283%, (TSFR1M + 0.614%), 06/20/2063	224,549	0.0
380,596 (4)	Ginnie Mae 2013-H19 DF, 4.433%, (TSFR1M + 0.764%), 05/20/2063	380,913	0.0
283,247 (4)	Ginnie Mae 2013-H20 FB, 4.783%, (TSFR1M + 1.114%), 08/20/2063	285,833	0.0
21,527 (4)	Ginnie Mae 2013-H21 FB, 4.483%, (TSFR1M + 0.814%), 09/20/2063	21,572	0.0
119,572 (4)	Ginnie Mae 2013-H22 FB, 4.483%, (TSFR1M + 0.814%), 08/20/2063	119,929	0.0
219,248 (4)	Ginnie Mae 2013-H22 FT, 4.150%, (H15T1Y + 0.650%), 04/20/2063	219,639	0.0
141,340 (4)	Ginnie Mae 2013-H23 FA, 5.083%, (TSFR1M + 1.414%), 09/20/2063	142,487	0.0
1,316,833 (4)(5)	Ginnie Mae 2014-107 XS, 1.813%, (-1.000*TSFR1M + 5.486%), 07/16/2044	97,208	0.0
2,793,200	Ginnie Mae 2014-115 EM, 4.000%, 08/20/2044	2,652,467	0.3
1,893,173	Ginnie Mae 2014-118 ZP, 4.000%, 08/20/2044	1,793,580	0.2
795,253 (4)(5)	Ginnie Mae 2014-129 WS, 2.118%, (-1.000*TSFR1M + 5.786%), 09/20/2044	52,388	0.0
1,850,316	Ginnie Mae 2014-149 KL, 4.000%, 10/16/2044	1,666,714	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
573,169 (4)(5)	Ginnie Mae 2014-161 WS, 2.118%, (-1.000*TSFR1M + 5.786%), 11/20/2044	$39,199	0.0
707,319 (5)	Ginnie Mae 2014-183 IM, 5.000%, 06/20/2035	99,235	0.0
910,545 (4)(5)	Ginnie Mae 2014-30 ES, 1.210%, (-1.000*TSFR1M + 4.886%), 03/20/2040	47,480	0.0
630,668 (4)(5)	Ginnie Mae 2014-96 SQ, 1.813%, (-1.000*TSFR1M + 5.486%), 07/16/2044	47,458	0.0
1,379,504 (5)	Ginnie Mae 2014-99 IO, 4.500%, 06/20/2044	271,135	0.0
208,723 (4)	Ginnie Mae 2014-H04 FB, 4.433%, (TSFR1M + 0.764%), 02/20/2064	209,110	0.0
274,816 (4)	Ginnie Mae 2014-H05 FB, 4.383%, (TSFR1M + 0.714%), 12/20/2063	275,220	0.0
157,157 (4)	Ginnie Mae 2014-H06 FA, 4.353%, (TSFR1M + 0.684%), 03/20/2064	157,337	0.0
64,254 (4)	Ginnie Mae 2014-H06 HB, 4.433%, (TSFR1M + 0.764%), 03/20/2064	64,435	0.0
345,858 (4)	Ginnie Mae 2014-H21 FA, 4.433%, (TSFR1M + 0.764%), 10/20/2064	346,359	0.0
7,513,305 (4)	Ginnie Mae 2015-10 Q, 2.436%, 10/20/2044	6,601,246	0.6
130,000	Ginnie Mae 2015-123 GY, 3.000%, 09/20/2045	101,789	0.0
2,364,266 (4)(5)	Ginnie Mae 2015-141 IX, 0.311%, (-1.000*TSFR1M + 2.060%), 06/20/2045	29,604	0.0
15,027,206	Ginnie Mae 2015-143 B, 3.500%, 04/20/2045	13,750,522	1.3
1,436,990 (5)	Ginnie Mae 2015-149 IL, 4.500%, 10/20/2045	294,440	0.0
640,599 (5)	Ginnie Mae 2015-157 PI, 4.000%, 03/20/2044	51,871	0.0
1,824,451	Ginnie Mae 2015-165 ZA, 3.500%, 07/20/2045	1,699,418	0.2
4,460,381	Ginnie Mae 2015-64 ZH, 2.500%, 05/16/2045	3,936,572	0.4
233,470 (4)	Ginnie Mae 2015-H03 FA, 4.283%, (TSFR1M + 0.614%), 12/20/2064	233,505	0.0
249,326 (4)	Ginnie Mae 2015-H06 FA, 4.263%, (TSFR1M + 0.594%), 02/20/2065	249,301	0.0
288,612 (4)	Ginnie Mae 2015-H08 FC, 4.263%, (TSFR1M + 0.594%), 03/20/2065	288,585	0.0
322,598 (4)	Ginnie Mae 2015-H10 FH, 4.383%, (TSFR1M + 0.714%), 04/20/2065	322,768	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
34,178 (4)	Ginnie Mae 2015-H12 FA, 4.263%, (TSFR1M + 0.594%), 05/20/2065	$34,174	0.0
67,017 (4)	Ginnie Mae 2015-H14 FB, 4.213%, (TSFR1M + 0.544%), 05/20/2065	66,968	0.0
206,349 (4)	Ginnie Mae 2015-H18 FB, 4.383%, (TSFR1M + 0.714%), 07/20/2065	206,479	0.0
192,198 (4)	Ginnie Mae 2015-H20 FB, 4.383%, (TSFR1M + 0.714%), 08/20/2065	192,351	0.0
407,047 (4)	Ginnie Mae 2015-H22 FC, 4.383%, (TSFR1M + 0.714%), 09/20/2065	407,379	0.0
68,340 (4)	Ginnie Mae 2015-H26 FC, 4.383%, (TSFR1M + 0.714%), 08/20/2065	68,437	0.0
246,664 (4)	Ginnie Mae 2015-H26 FG, 4.303%, (TSFR1M + 0.634%), 10/20/2065	246,786	0.0
79,607 (4)	Ginnie Mae 2015-H31 FT, 4.433%, (TSFR1M + 0.764%), 11/20/2065	79,925	0.0
7,703,539 (5)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/2046	843,997	0.1
3,757,602 (5)	Ginnie Mae 2016-145 IU, 3.500%, 10/20/2046	649,737	0.1
5,564,193 (4)(5)	Ginnie Mae 2016-20 BS, 2.310%, (-1.000*TSFR1M + 5.986%), 02/20/2046	604,109	0.1
1,940,130 (4)	Ginnie Mae 2016-5 AB, 4.692%, 01/20/2046	1,956,026	0.2
3,378,134	Ginnie Mae 2016-69 B, 3.000%, 05/20/2046	3,031,980	0.3
49,931 (4)	Ginnie Mae 2016-H01 FL, 4.433%, (TSFR1M + 0.764%), 12/20/2065	50,037	0.0
363,531 (4)	Ginnie Mae 2016-H02 FH, 4.783%, (TSFR1M + 1.114%), 01/20/2066	365,740	0.0
80,891 (4)	Ginnie Mae 2016-H03 FB, 4.433%, (TSFR1M + 0.764%), 01/20/2066	81,075	0.0
417,023 (4)	Ginnie Mae 2016-H09 FB, 4.683%, (TSFR1M + 1.014%), 04/20/2066	418,711	0.0
203,844 (4)	Ginnie Mae 2016-H11 FE, 4.633%, (TSFR1M + 0.964%), 04/20/2066	204,727	0.0
185,501 (4)	Ginnie Mae 2016-H13 FD, 3.950%, (H15T1Y + 0.450%), 05/20/2066	185,560	0.0
13,716 (4)	Ginnie Mae 2016-H13 FT, 4.363%, (TSFR1M + 0.694%), 05/20/2066	13,725	0.0
42,716 (4)	Ginnie Mae 2016-H20 FG, 4.483%, (TSFR1M + 0.814%), 08/20/2066	42,756	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,145,259	Ginnie Mae 2017-107 QZ, 3.000%, 08/20/2045	$3,496,793	0.3
1,000,000	Ginnie Mae 2017-117 BE, 2.500%, 08/20/2047	838,738	0.1
1,000,000	Ginnie Mae 2017-117 NG, 2.500%, 08/20/2047	819,191	0.1
1,829,986	Ginnie Mae 2017-122 CZ, 3.000%, 08/20/2047	1,442,465	0.1
1,500,051 (5)	Ginnie Mae 2017-123 IO, 5.000%, 08/16/2047	309,378	0.0
2,890,000	Ginnie Mae 2017-162 PL, 3.000%, 10/20/2047	2,250,296	0.2
750,000	Ginnie Mae 2017-163 YA, 2.500%, 11/20/2047	631,892	0.1
10,000,000	Ginnie Mae 2017-180 QB, 2.500%, 12/20/2047	8,673,172	0.8
970,925	Ginnie Mae 2017-56 HM, 3.000%, 12/20/2046	896,389	0.1
5,519,685	Ginnie Mae 2017-56 JZ, 3.000%, 04/20/2047	4,736,685	0.4
303,311 (4)	Ginnie Mae 2017-H07 FG, 4.243%, (TSFR1M + 0.574%), 02/20/2067	303,195	0.0
335,649 (4)	Ginnie Mae 2017-H14 FV, 4.283%, (TSFR1M + 0.614%), 06/20/2067	335,722	0.0
357,781 (4)	Ginnie Mae 2017-H17 FG, 4.283%, (TSFR1M + 0.614%), 08/20/2067	357,848	0.0
126,257 (4)	Ginnie Mae 2017-H19 FA, 4.233%, (TSFR1M + 0.564%), 08/20/2067	126,190	0.0
1,065,384	Ginnie Mae 2018-112 AL, 3.500%, 08/20/2048	988,376	0.1
391,975	Ginnie Mae 2018-163 DZ, 4.500%, 11/20/2048	355,618	0.0
470,952 (5)	Ginnie Mae 2018-78 IC, 4.000%, 02/20/2047	63,350	0.0
1,000,000	Ginnie Mae 2018-91 JN, 3.000%, 07/20/2048	802,236	0.1
58,112 (4)	Ginnie Mae 2018-H07 FE, 4.133%, (TSFR1M + 0.464%), 02/20/2068	57,962	0.0
10,691,756	Ginnie Mae 2019-1 LZ, 3.500%, 01/20/2049	9,130,496	0.9
1,104,211	Ginnie Mae 2019-1 Z, 4.000%, 01/20/2049	1,031,805	0.1
2,269,279 (4)	Ginnie Mae 2019-100 FD, 4.190%, (TSFR1M + 0.514%), 08/20/2049	2,231,200	0.2
8,614,964	Ginnie Mae 2019-123 CA, 3.000%, 10/20/2049	7,755,634	0.7
629,282 (5)	Ginnie Mae 2019-29 AI, 5.000%, 07/20/2048	144,452	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,779,217 (5)	Ginnie Mae 2019-56 YI, 5.000%, 05/20/2049	$2,380,124	0.2
109,899	Ginnie Mae 2019-71 EN, 4.000%, 06/20/2049	89,790	0.0
131,880 (4)	Ginnie Mae 2019-H10 FM, 4.183%, (TSFR1M + 0.514%), 05/20/2069	131,721	0.0
394,325 (4)	Ginnie Mae 2019-H19 FB, 4.233%, (TSFR1M + 0.564%), 11/20/2069	394,129	0.0
15,899,773 (5)	Ginnie Mae 2020-47 LI, 3.500%, 04/20/2050	3,059,298	0.3
2,383,137 (4)(5)	Ginnie Mae 2020-62 KS, 2.360%, (-1.000*TSFR1M + 6.036%), 05/20/2050	305,163	0.0
15,086,890 (5)	Ginnie Mae 2020-63 BI, 3.500%, 05/20/2035	1,463,311	0.1
110,363 (4)	Ginnie Mae 2020-H01 FT, 4.000%, (H15T1Y + 0.500%), 01/20/2070	110,501	0.0
1,265,162 (5)	Ginnie Mae 2021-25 LI, 2.500%, 02/20/2051	176,430	0.0
6,694,268 (4)(5)	Ginnie Mae 2021-58 SB, 2.510%, (-1.000*TSFR1M + 6.186%), 04/20/2051	822,520	0.1
4,660,933 (5)	Ginnie Mae 2021-74 KI, 3.000%, 04/20/2051	696,762	0.1
12,993,691 (4)(5)	Ginnie Mae 2021-77 SK, 0.286%, (-1.000*TSFR1M + 3.186%), 05/20/2051	215,389	0.0
115,574 (4)	Ginnie Mae 2021-H09 Z, 3.104%, 10/20/2066	108,425	0.0
400,000	Ginnie Mae 2022-136 PB, 4.000%, 08/20/2052	335,718	0.0
12,561,974	Ginnie Mae 2022-205 ZG, 5.500%, 12/20/2052	12,423,181	1.2
2,346,452	Ginnie Mae 2022-47 EB, 3.000%, 03/20/2037	2,010,284	0.2
761,986 (4)	Ginnie Mae 2023-111 FC, 4.823%, (SOFR30A + 1.150%), 08/20/2053	768,100	0.1
7,283,372	Ginnie Mae 2023-111 ZL, 6.000%, 08/20/2053	7,324,787	0.7
848,539	Ginnie Mae 2023-112 MZ, 6.000%, 08/20/2053	873,438	0.1
13,287,485	Ginnie Mae 2023-116 QZ, 6.000%, 08/20/2053	13,453,764	1.3
5,836,035	Ginnie Mae 2023-120 ZB, 6.000%, 08/20/2053	5,985,294	0.6
3,627,109	Ginnie Mae 2023-133 AL, 6.500%, 09/20/2053	3,836,924	0.4
19,075,423	Ginnie Mae 2023-149 EZ, 6.000%, 09/20/2063	19,538,357	1.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,124,463	Ginnie Mae 2023-149 HZ, 6.000%, 10/20/2053	$8,406,939	0.8
1,250,802	Ginnie Mae 2023-189 AY, 6.000%, 12/20/2053	1,276,163	0.1
2,072,464	Ginnie Mae 2024-127 ZC, 5.500%, 12/20/2052	2,070,135	0.2
3,934,181 (4)	Ginnie Mae 2024-183 FB, 4.823%, (SOFR30A + 1.150%), 11/20/2054	3,952,343	0.4
8,517,348	Ginnie Mae 2024-20 KZ, 6.000%, 02/20/2054	8,583,612	0.8
6,726,675	Ginnie Mae 2024-20 VZ, 5.500%, 09/20/2053	6,831,666	0.6
6,154,000	Ginnie Mae 2024-61 CY, 6.000%, 04/20/2054	6,211,158	0.6
2,985,761	Ginnie Mae 2024-78 TZ, 5.500%, 05/20/2054	3,028,966	0.3
6,897,664	Ginnie Mae 2025-1 DY, 5.000%, 01/20/2055	6,664,944	0.6
7,555,961 (4)	Ginnie Mae 2025-1 FJ, 4.973%, (SOFR30A + 1.300%), 01/20/2055	7,604,592	0.7
5,555,944 (4)	Ginnie Mae 2025-1 GF, 4.973%, (SOFR30A + 1.300%), 01/20/2055	5,594,391	0.5
17,506,993 (4)	Ginnie Mae 2025-101 LF, 4.923%, (SOFR30A + 1.250%), 06/20/2055	17,617,007	1.7
1,000,000	Ginnie Mae 2025-12 MW, 5.500%, 01/20/2055	1,001,249	0.1
14,217,085 (4)	Ginnie Mae 2025-120 FG, 4.923%, (SOFR30A + 1.250%), 07/20/2055	14,307,102	1.3
7,446,971	Ginnie Mae 2025-120 MZ, 5.000%, 07/20/2055	7,221,841	0.7
11,779,619 (4)	Ginnie Mae 2025-134 EF, 4.773%, (SOFR30A + 1.100%), 08/20/2055	11,825,579	1.1
9,744,159 (4)	Ginnie Mae 2025-135 FD, 4.873%, (SOFR30A + 1.200%), 08/20/2055	9,797,692	0.9
4,899,363 (4)	Ginnie Mae 2025-139 BF, 4.873%, (SOFR30A + 1.200%), 08/20/2055	4,925,659	0.5
6,993,849 (4)	Ginnie Mae 2025-156 YX, 4.769%, (SOFR30A + 1.100%), 09/20/2055	6,986,435	0.7
1,372,175	Ginnie Mae 2025-2 QZ, 5.500%, 01/20/2055	1,360,770	0.1
9,459,332 (4)	Ginnie Mae 2025-209 BF, 4.673%, (SOFR30A + 1.000%), 12/20/2055	9,478,003	0.9
215,709	Ginnie Mae 2025-25 PZ, 7.000%, 02/20/2055	228,488	0.0
2,434,781 (4)	Ginnie Mae 2025-27 FG, 4.873%, (SOFR30A + 1.200%), 02/20/2055	2,448,001	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,745,000	Ginnie Mae 2025-6 EB, 5.500%, 01/20/2055	$10,894,748	1.0
1,328,000	Ginnie Mae 2025-72 LC, 5.000%, 05/20/2052	1,305,543	0.1
20,862,296 (4)	Ginnie Mae 2025-9 FE, 4.923%, (SOFR30A + 1.250%), 01/20/2055	20,986,727	2.0
9,139,609 (4)	Ginnie Mae 2025-90 FA, 4.973%, (SOFR30A + 1.300%), 05/20/2055	9,204,455	0.9
1,038,699 (4)	Seasoned Credit Risk Transfer Trust Series 2018-2 HA, 3.000%, 11/25/2057	987,722	0.1
3,354,424	Seasoned Credit Risk Transfer Trust Series 2019-1 M55D, 4.000%, 07/25/2058	3,192,547	0.3
1,486,856	Seasoned Credit Risk Transfer Trust Series 2019-3 M55D, 4.000%, 10/25/2058	1,404,566	0.1
7,955,000	Seasoned Loans Structured Transaction Series 2019-1 A2, 3.500%, 05/25/2029	7,768,855	0.7
2,422,933	Seasoned Loans Structured Transaction Trust Series 2019-2 A1C, 2.750%, 09/25/2029	2,322,962	0.2
791,923	Vendee Mortgage Trust 2003-2 Z, 5.000%, 05/15/2033	796,137	0.1
1,921,464	Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/2041	1,799,479	0.2
16,829,779 (4)(5)	Vendee Mortgage Trust 2011-2 IO, 0.374%, 10/15/2041	270,036	0.0

	Total Collateralized Mortgage Obligations (Cost $700,798,225)	662,462,347	61.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.6%
8,594,034 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K106 X1, 1.314%, 01/25/2030	372,251	0.0
29,350,487 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K108 X1, 1.690%, 03/25/2030	1,599,640	0.2
17,990,785 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K110 X1, 1.637%, 04/25/2030	971,073	0.1

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,920,251 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 0.917%, 09/25/2030	$99,266	0.0
16,218,885 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.503%, 05/25/2035	1,629,520	0.2
14,603,954 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.322%, 07/25/2035	1,277,655	0.1
33,531,270 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1519 X1, 0.587%, 12/25/2035	1,407,921	0.1
23,803,411 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K740 X1, 0.720%, 09/25/2027	194,585	0.0
30,725,264 (5)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.356%, 12/25/2029	1,003,373	0.1
33,712,899 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates KLU3 X1, 1.928%, 01/25/2031	2,131,630	0.2
187,815 (4)	Ginnie Mae 2004-23 Z, 5.762%, 03/16/2044	187,029	0.0
1,743,333 (4)(5)	Ginnie Mae 2006-67 IO, 0.809%, 11/16/2046	36	0.0
38,362 (4)	Ginnie Mae 2007-52 Z, 4.350%, 01/16/2048	38,266	0.0
428,360	Ginnie Mae 2008-39 Z, 4.500%, 02/16/2048	413,131	0.1
208,629 (4)(5)	Ginnie Mae 2008-45 IO, 0.865%, 02/16/2048	2,155	0.0
50,364 (4)(5)	Ginnie Mae 2010-123 IA, 2.050%, 10/16/2052	471	0.0
7,044,943 (4)(5)	Ginnie Mae 2011-47 IO, 0.190%, 01/16/2051	17,371	0.0
319,050 (4)(5)	Ginnie Mae 2017-9 IO, 0.557%, 01/16/2057	8,967	0.0
2,136,214 (4)	Ginnie Mae 2018-114 Z, 3.100%, 04/16/2060	1,599,698	0.2
12,028,760	Ginnie Mae 2018-116 Z, 3.000%, 06/16/2058	9,985,679	0.9
2,147,261	Ginnie Mae 2018-169 Z, 3.000%, 04/16/2061	1,415,277	0.1
2,136,071	Ginnie Mae 2019-17 Z, 3.000%, 12/16/2060	1,329,134	0.1
2,846,655 (4)	Ginnie Mae 2019-19 Z, 3.200%, 11/16/2060	2,239,954	0.2
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,694,528	Ginnie Mae 2019-53 Z, 3.000%, 06/16/2061	$2,646,446	0.3
5,440,982	Ginnie Mae 2021-79 Z, 1.750%, 08/16/2063	2,030,664	0.2
2,687,860	Ginnie Mae 2021-80 Z, 1.500%, 12/16/2062	1,081,242	0.1
2,333,712	Ginnie Mae 2021-90 B, 1.750%, 05/16/2061	1,203,915	0.1
2,391,568 (4)(5)	Ginnie Mae 2023-139 IO, 0.613%, 05/16/2065	111,275	0.0
3,992,433 (4)(5)	Ginnie Mae 2023-88 IO, 0.925%, 03/16/2065	265,354	0.0
56,990,039 (4)(5)	Ginnie Mae 2024-82 AI, 0.742%, 10/16/2065	3,524,552	0.3

	Total Commercial Mortgage-Backed Securities (Cost $51,375,470)	38,787,530	3.6

ASSET-BACKED SECURITIES: 0.0%
	Other Asset-Backed Securities: 0.0%
364,805 (4)	Fannie Mae Grantor Trust 2001-T9 A1, 3.903%, (TSFR1M + 0.334%), 09/25/2031	348,003	0.0
21,010 (4)	Fannie Mae Grantor Trust 2003-T4 2A6, 4.519%, 07/26/2033	20,851	0.0
1,206 (4)	Fannie Mae REMIC Trust 2001-W4 AF6, 5.110%, 01/25/2032	1,206	0.0
1,188 (4)	Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/2033	1,182	0.0
1,056 (4)	Fannie Mae REMIC Trust 2002-W2 AF6, 6.000%, 05/25/2032	1,065	0.0
		372,307	0.0

	Total Asset-Backed Securities (Cost $386,401)	372,307	0.0

	Total Long-Term Investments (Cost $1,469,475,416)	1,391,230,050	130.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	U.S. Treasury Obligations: 0.3%
850,000 (1)	United States Treasury Bill, 3.250%, 04/09/2026	849,319	0.1

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Treasury Obligations (continued)
1,725,000 (1)	United States Treasury Bill, 3.600%, 05/07/2026	$1,718,725	0.2
	Total U.S. Treasury Obligations (Cost $2,568,032)	2,568,044	0.3

	Total Short-Term Investments (Cost $2,568,032)	2,568,044	0.3
	Total Investments in Securities (Cost $1,472,043,448)	$1,393,798,094	130.3
	Liabilities in Excess of Other Assets	(323,828,282)	(30.3)
	Net Assets	$1,069,969,812	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2026.
(2)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(3)	Represents or includes a “to be announced” (TBA) security transaction.
(4)	Variable rate security. Rate shown is the rate in effect as of March 31, 2026.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

Reference Rate Abbreviations:

H15T1Y	U.S. Treasury 1-Year Constant Maturity
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2026
Asset Table
Investments, at fair value
U.S. Government Agency Obligations	$—	$689,607,866	$—	$689,607,866
Collateralized Mortgage Obligations	—	662,462,347	—	662,462,347
Commercial Mortgage-Backed Securities	—	38,787,530	—	38,787,530
Asset-Backed Securities	—	372,307	—	372,307
Short-Term Investments	—	2,568,044	—	2,568,044
Total Investments, at fair value	$—	$1,393,798,094	$—	$1,393,798,094
Other Financial Instruments+
Futures	2,174,844	—	—	2,174,844
Total Assets	$2,174,844	$1,393,798,094	$—	$1,395,972,938
Liabilities Table
Other Financial Instruments
Futures	$(448,752)	$—	$—	$(448,752)
Sales Commitments	—	(12,748,791)	—	(12,748,791)
Total Liabilities	$(448,752)	$(12,748,791)	$—	$(13,197,543)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2026, the following futures contracts were outstanding for Voya GNMA Income Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	209	06/30/26	$43,356,070	$(310,631)
			$43,356,070	$(310,631)
Short Contracts:
U.S. Treasury 5-Year Note	(1,246)	06/30/26	(134,791,891)	1,701,962
U.S. Treasury 10-Year Note	(436)	06/18/26	(48,416,438)	(138,121)
U.S. Treasury Long Bond	(60)	06/18/26	(6,832,500)	186,608
U.S. Treasury Ultra 10-Year Note	(118)	06/18/26	(13,394,844)	240,365
U.S. Treasury Ultra Long Bond	(14)	06/18/26	(1,631,875)	45,909
			$(205,067,548)	$2,036,723

The following sales commitments were held by the Voya GNMA Income Fund at March 31, 2026:

Principal Amount	Description	Contractual Settlement Date	Fair Value
$(1,500,000)	Ginnie Mae, 4.000%, due 04/20/56	04/21/26	$(1,405,333)
(2,052,000)	Ginnie Mae, 4.500%, due 04/20/53	04/21/26	(1,982,670)
(3,212,000)	Uniform Mortgage-Backed Securities, 3.500%, due 04/01/56	04/13/26	(2,945,014)
(6,513,000)	Uniform Mortgage-Backed Securities, 5.000%, due 05/01/56	05/13/26	(6,415,774)
	Total Sales Commitments Proceeds receivable $(12,779,511)		$(12,748,791)

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$2,174,844
Total Asset Derivatives		$2,174,844
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$448,752
Total Liability Derivatives		$448,752

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(5,481,268)
Total	$(5,481,268)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$4,784,680
Total	$4,784,680

At March 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,476,762,368.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$6,723,533
Gross Unrealized Depreciation	(87,930,995)
Net Unrealized Depreciation	$(81,207,462)

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.9%
	Basic Materials: 4.5%
1,925,000 (1)	Arsenal AIC Parent LLC, 8.000%, 10/01/2030	$2,006,653	0.9
1,555,000	Celanese US Holdings LLC, 6.750%, 04/15/2033	1,596,352	0.8
1,795,000 (1)	Chemours Co., 7.875%, 03/15/2034	1,796,255	0.8
130,000 (1)	Chemours Co., 8.000%, 01/15/2033	130,807	0.1
2,600,000 (1)	Cleveland-Cliffs, Inc., 7.625%, 01/15/2034	2,542,586	1.2
1,615,000 (1)	Commercial Metals Co., 6.000%, 12/15/2035	1,593,804	0.7
		9,666,457	4.5

	Communications: 17.8%
1,635,000 (1)	APLD ComputeCo 2 LLC, 6.750%, 03/15/2031	1,624,109	0.8
2,125,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 09/01/2029	2,132,882	1.0
2,090,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 03/01/2031	2,128,809	1.0
2,085,000 (1)	Cipher Compute LLC, 7.125%, 11/15/2030	2,162,727	1.0
2,275,000 (1)	Directv Financing LLC, 8.875%, 02/01/2030	2,272,783	1.1
2,360,000 (1)	Frontier Communications Holdings LLC, 8.750%, 05/15/2030	2,423,345	1.1
3,165,000 (1)	Gen Digital, Inc., 6.250%, 04/01/2033	3,079,246	1.4
1,480,000 (1)	Gray Media, Inc., 9.625%, 07/15/2032	1,481,282	0.7
2,575,000 (1)	Level 3 Financing, Inc., 8.500%, 01/15/2036	2,689,231	1.2
1,620,000 (1)	Nexstar Media, Inc., 7.250%, 04/15/2034	1,626,539	0.8
1,165,000	Paramount Global, 6.875%, 04/30/2036	1,022,540	0.5
2,710,000 (1)	Sirius XM Radio LLC, 5.875%, 04/15/2032	2,694,717	1.3
2,075,000 (1)	Snap, Inc., 6.875%, 03/01/2033	1,961,062	0.9
1,105,000 (1)	SV RNO Property Owner 1 LLC, 5.875%, 03/01/2031	1,092,942	0.5
2,490,000 (1)	Versant Media Group, Inc., 7.250%, 01/30/2031	2,550,310	1.2
3,645,000 (1)	Vmed O2 UK Financing I PLC, 7.750%, 04/15/2032	3,498,456	1.6
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,045,000 (1)	Wayfair LLC, 6.750%, 11/15/2032	$1,053,770	0.5
2,460,000 (1)	WULF Compute LLC, 7.750%, 10/15/2030	2,600,995	1.2
		38,095,745	17.8

	Consumer, Cyclical: 15.6%
2,105,000 (1)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	2,140,217	1.0
1,080,000 (1)	Acushnet Co., 5.625%, 12/01/2033	1,074,343	0.5
2,605,000 (1)	Adient Global Holdings Ltd., 7.500%, 02/15/2033	2,635,739	1.2
2,120,000 (1)	Advance Auto Parts, Inc., 7.375%, 08/01/2033	2,148,970	1.0
2,020,000 (1)	American Axle & Manufacturing, Inc., 7.750%, 10/15/2033	1,967,708	0.9
1,310,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	1,290,116	0.6
2,780,000 (1)	Caesars Entertainment, Inc., 6.000%, 10/15/2032	2,561,016	1.2
1,065,000 (1)	Carnival Corp., 5.750%, 08/01/2032	1,065,985	0.5
1,500,000 (1)	Churchill Downs, Inc., 6.750%, 05/01/2031	1,530,076	0.7
2,035,000 (1)	Clarios Global L.P. / Clarios US Finance Co., 6.750%, 09/15/2032	2,052,562	1.0
1,090,000 (1)	Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.750%, 05/31/2032	1,129,333	0.5
1,880,000	Goodyear Tire & Rubber Co., 6.625%, 07/15/2030	1,839,955	0.9
2,510,000 (1)	Light & Wonder International, Inc., 7.500%, 09/01/2031	2,577,444	1.2
2,155,000 (1)	NCL Corp. Ltd., 6.750%, 02/01/2032	2,140,223	1.0
2,105,000 (1)	Newell Brands, Inc., 8.500%, 06/01/2028	2,173,939	1.0
1,420,000 (1)	Petco Health & Wellness Co., Inc., 8.250%, 02/01/2031	1,419,026	0.7
1,145,000 (1)	Starz Capital Holdings 1, Inc., 6.000%, 04/15/2030	1,054,831	0.5
1,000,000 (1)	Station Casinos LLC, 6.625%, 03/15/2032	1,004,650	0.5
1,535,000 (1)	Tenneco, Inc., 8.000%, 11/17/2028	1,530,477	0.7
		33,336,610	15.6

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: 13.9%
1,590,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	$1,572,836	0.7
1,940,000 (1)	Concentra Escrow Issuer Corp., 6.875%, 07/15/2032	2,008,121	1.0
2,070,000 (1)	DaVita, Inc., 6.750%, 07/15/2033	2,107,504	1.0
1,045,000 (1)	Deluxe Corp., 8.000%, 06/01/2029	1,052,582	0.5
1,855,000 (1)	EquipmentShare. com, Inc., 8.625%, 05/15/2032	1,938,492	0.9
2,085,000 (1)	Genmab A/S/Genmab Finance LLC, 7.250%, 12/15/2033	2,184,342	1.0
1,530,000 (1)	Global Medical Response, Inc., 7.375%, 10/01/2032	1,590,121	0.8
2,460,000 (1)	Herc Holdings, Inc., 7.250%, 06/15/2033	2,522,956	1.2
1,530,000 (1)	Insulet Corp., 6.500%, 04/01/2033	1,562,799	0.7
2,045,000 (1)	Performance Food Group, Inc., 6.125%, 09/15/2032	2,051,333	1.0
1,035,000 (1)	Post Holdings, Inc., 6.250%, 10/15/2034	1,014,451	0.5
2,605,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	2,568,654	1.2
2,160,000 (1)	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/2032	2,126,607	1.0
2,610,000 (1)	Tenet Healthcare Corp., 6.000%, 11/15/2033	2,642,980	1.2
2,600,000 (1)	Williams Scotsman, Inc., 6.625%, 04/15/2030	2,643,131	1.2
		29,586,909	13.9

	Energy: 7.4%
2,030,000 (1)	CITGO Petroleum Corp., 8.375%, 01/15/2029	2,097,536	1.0
2,420,000 (1)	CNX Resources Corp., 7.375%, 01/15/2031	2,488,087	1.2
1,020,000 (1)	Northern Oil & Gas, Inc., 7.875%, 10/15/2033	1,056,014	0.5
2,005,000 (1)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	2,086,042	1.0
1,595,000 (1)	Permian Resources Operating LLC, 6.250%, 02/01/2033	1,625,825	0.7
1,070,000 (1)	SM Energy Co., 6.625%, 04/15/2034	1,067,833	0.5
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,065,000 (1)	SM Energy Co., 7.000%, 08/01/2032	$1,088,269	0.5
1,885,000 (1)	Sunoco L.P., 6.250%, 07/01/2033	1,894,711	0.9
1,045,000 (1)	Venture Global LNG, Inc., 7.000%, 01/15/2030	1,067,528	0.5
1,290,000 (1)	Venture Global Plaquemines LNG LLC, 6.750%, 01/15/2036	1,367,145	0.6
		15,838,990	7.4

	Financial: 11.4%
2,065,000 (1)	Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp., 7.000%, 04/15/2030	2,069,545	1.0
1,020,000 (1)	Asurion LLC and Asurion Co-Issuer, Inc., 8.000%, 12/31/2032	1,059,054	0.5
1,590,000 (1)	Asurion LLC and Asurion Co-Issuer, Inc., 8.375%, 02/01/2034	1,544,800	0.7
4,180,000 (1)	Iron Mountain, Inc., 6.250%, 01/15/2033	4,169,978	1.9
1,150,000	Navient Corp., 7.875%, 06/15/2032	1,026,717	0.5
1,060,000	OneMain Finance Corp., 6.750%, 09/15/2033	1,017,709	0.5
3,275,000	OneMain Finance Corp., 7.125%, 09/15/2032	3,229,498	1.5
2,875,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	2,886,109	1.3
1,520,000 (1)	PennyMac Financial Services, Inc., 6.875%, 02/15/2033	1,455,623	0.7
605,000 (1)	PennyMac Financial Services, Inc., 7.875%, 12/15/2029	619,258	0.3
1,070,000 (1)	PRA Group, Inc., 8.375%, 02/01/2028	1,078,172	0.5
2,095,000 (1)	Rocket Cos., Inc., 6.375%, 08/01/2033	2,120,127	1.0
2,060,000 (1)	Rocket Cos., Inc., 7.125%, 02/01/2032	2,125,030	1.0
		24,401,620	11.4

	Industrial: 17.3%
2,035,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	2,072,641	1.0
2,160,000 (1)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	2,231,554	1.0
2,115,000 (1)	Axon Enterprise, Inc., 6.250%, 03/15/2033	2,160,665	1.0

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
3,100,000 (1)	Bombardier, Inc., 6.750%, 06/15/2033	$3,205,270	1.5
2,440,000 (1)	Builders FirstSource, Inc., 6.375%, 06/15/2032	2,439,784	1.1
2,890,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/2030	3,020,007	1.4
1,990,000 (1)	GFL Environmental, Inc., 6.750%, 01/15/2031	2,061,794	1.0
2,245,000 (1)	Mauser Packaging Solutions Holding Co., 7.875%, 04/15/2030	2,246,605	1.1
1,600,000 (1)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	1,534,165	0.7
3,015,000 (1)	Quikrete Holdings, Inc., 6.750%, 03/01/2033	3,064,491	1.4
1,495,000 (1)	Stonepeak Nile Parent LLC, 7.250%, 03/15/2032	1,559,288	0.7
2,155,000 (1)	TransDigm, Inc., 6.125%, 07/31/2034	2,122,228	1.0
2,105,000 (1)	TransDigm, Inc., 6.750%, 01/31/2034	2,134,165	1.0
1,430,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	1,449,664	0.7
1,065,000 (1)	WESCO Distribution, Inc., 5.500%, 04/15/2034	1,051,527	0.5
2,080,000 (1)	WESCO Distribution, Inc., 6.375%, 03/15/2033	2,120,814	1.0
2,390,000 (1)	XPO, Inc., 7.125%, 06/01/2031	2,463,418	1.2
		36,938,080	17.3

	Technology: 5.3%
1,540,000 (1)	CACI International, Inc., 6.375%, 06/15/2033	1,568,668	0.7
2,140,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	2,089,828	1.0
1,995,000 (1)	McAfee Corp., 7.375%, 02/15/2030	1,650,436	0.8
2,050,000 (1)	OAK-Eagle Acquireco, Inc., 8.750%, 07/01/2034	2,147,471	1.0
2,445,000 (1)	Seagate Data Storage Technology Pte Ltd., 8.500%, 07/15/2031	2,565,419	1.2
1,420,000 (1)	UKG, Inc., 6.875%, 02/01/2031	1,389,002	0.6
		11,410,824	5.3

	Utilities: 2.7%
3,025,000 (1)	NRG Energy, Inc., 6.250%, 11/01/2034	3,051,581	1.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
2,620,000 (1)	Talen Energy Supply LLC, 6.500%, 02/01/2036	$2,639,600	1.3
		5,691,181	2.7
	Total Corporate Bonds/ Notes (Cost $207,278,676)	204,966,416	95.9

CONVERTIBLE BONDS/NOTES: 0.9%
	Consumer, Non-cyclical: 0.3%
825,000 (1)(2)	Tandem Diabetes Care, Inc., 2.360%, 03/15/2032	717,979	0.3

	Financial: 0.2%
600,000 (1)(2)	Coinbase Global, Inc., 3.780%, 10/01/2029	526,800	0.2

	Utilities: 0.4%
750,000 (1)(2)	Ormat Technologies, Inc. B, (0.720)%, 03/15/2031	777,187	0.4
	Total Convertible Bonds/Notes (Cost $2,128,348)	2,021,966	0.9

	Total Long-Term Investments (Cost $209,407,024)	206,988,382	96.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	Mutual Funds: 4.0%
8,514,821 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.550% (Cost $8,514,821)	$8,514,821	4.0
	Total Short-Term Investments (Cost $8,514,821)	8,514,821	4.0
	Total Investments in Securities (Cost $217,921,845)	$215,503,203	100.8
	Liabilities in Excess of Other Assets	(1,794,097)	(0.8)
	Net Assets	$213,709,106	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2026.
(3)	Rate shown is the 7-day yield as of March 31, 2026.

See Accompanying Notes to Financial Statements

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$204,966,416	$—	$204,966,416
Convertible Bonds/Notes	—	2,021,966	—	2,021,966
Short-Term Investments	8,514,821	—	—	8,514,821
Total Investments, at fair value	$8,514,821	$206,988,382	$—	$215,503,203

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Swaps
Credit contracts	$310,624
Total	$310,624

At March 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $218,199,965.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$816,526
Gross Unrealized Depreciation	(3,513,288)
Net Unrealized Depreciation	$(2,696,762)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.8%
	Basic Materials: 0.7%
1,748,000 (1)(2)	Anglo American Capital PLC, 5.500%, 05/02/2033	$1,774,605	0.0
4,750,000 (1)	AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030	4,545,132	0.1
3,578,000	BHP Billiton Finance USA Ltd., 5.125%, 02/21/2032	3,655,053	0.0
2,751,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	2,832,514	0.0
1,935,000 (2)	Capstone Copper Corp., 6.750%, 03/31/2033	1,924,056	0.0
1,740,000 (2)	Chemours Co., 7.875%, 03/15/2034	1,741,217	0.0
3,920,000 (2)	Cleveland-Cliffs, Inc., 7.625%, 01/15/2034	3,833,437	0.1
2,775,000 (2)	Commercial Metals Co., 6.000%, 12/15/2035	2,738,579	0.0
5,200,000 (2)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	5,337,124	0.1
8,425,000 (2)	Corp Nacional del Cobre de Chile, 6.330%, 01/13/2035	8,784,158	0.1
3,250,000 (2)	Corp Nacional del Cobre de Chile, 6.440%, 01/26/2036	3,430,537	0.0
3,889,000 (2)	Corp Nacional del Cobre de Chile, 6.780%, 01/13/2055	4,076,528	0.1
1,500,000 (1)(2)	Inversiones CMPC SA, 6.125%, 02/26/2034	1,491,990	0.0
1,825,000 (2)	NOVA Chemicals Corp., 7.000%, 12/01/2031	1,933,155	0.0
3,455,000 (2)	Novelis Corp., 4.750%, 01/30/2030	3,267,134	0.0
4,456,000 (1)	Nucor Corp., 5.100%, 06/01/2035	4,504,433	0.1
303,000	Nutrien Ltd., 5.875%, 12/01/2036	312,281	0.0
6,800,000 (2)	OCP SA, 6.750%, 05/02/2034	7,101,614	0.1
2,990,000 (1)(2)	Olin Corp., 6.625%, 04/01/2033	2,928,633	0.0
3,629,000	Rio Tinto Finance USA PLC, 5.000%, 03/14/2032	3,704,669	0.0
3,525,000 (2)(3)	Sociedad Quimica y Minera de Chile SA, 5.625%, 04/22/2056	3,446,569	0.0
2,840,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	2,726,343	0.0
		76,089,761	0.7

	Communications: 2.9%
9,053,000	Alphabet, Inc., 4.400%, 02/15/2033	8,942,868	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
4,857,000	Alphabet, Inc., 4.700%, 11/15/2035	$4,800,520	0.1
4,120,000 (1)	Alphabet, Inc., 4.800%, 02/15/2036	4,103,949	0.0
1,371,000	Alphabet, Inc., 5.300%, 05/15/2065	1,270,102	0.0
4,857,000	Alphabet, Inc., 5.450%, 11/15/2055	4,705,938	0.1
3,081,000	Alphabet, Inc., 5.700%, 11/15/2075	2,988,430	0.0
4,229,000	Alphabet, Inc., 5.750%, 02/15/2066	4,191,400	0.1
2,570,000	Amazon.com, Inc., 2.100%, 05/12/2031	2,304,062	0.0
6,129,000	Amazon.com, Inc., 4.250%, 03/13/2031	6,085,211	0.1
3,451,000	Amazon.com, Inc., 4.350%, 03/20/2033	3,389,584	0.0
9,059,000	Amazon.com, Inc., 4.550%, 03/13/2033	8,974,455	0.1
4,628,000 (1)	Amazon.com, Inc., 4.650%, 11/20/2035	4,539,718	0.1
3,081,000	Amazon.com, Inc., 5.450%, 11/20/2055	2,945,454	0.0
6,644,000	Amazon.com, Inc., 5.550%, 11/20/2065	6,282,361	0.1
6,040,000	Amazon.com, Inc., 5.650%, 03/13/2046	6,022,675	0.1
4,141,000	Amazon.com, Inc., 5.800%, 03/13/2056	4,140,596	0.0
4,406,000	Amazon.com, Inc., 6.050%, 03/13/2076	4,383,600	0.1
3,737,000	AppLovin Corp., 5.125%, 12/01/2029	3,759,542	0.0
5,832,000	AppLovin Corp., 5.375%, 12/01/2031	5,891,334	0.1
2,280,000 (1)(2)	Arches Buyer, Inc., 4.250%, 06/01/2028	2,204,426	0.0
1,032,000	AT&T, Inc., 3.800%, 12/01/2057	698,395	0.0
388,000	AT&T, Inc., 4.500%, 05/15/2035	367,956	0.0
3,038,000	AT&T, Inc., 4.550%, 11/01/2032	2,987,291	0.0
6,059,000	AT&T, Inc., 4.900%, 11/01/2035	5,913,104	0.1
2,079,000	AT&T, Inc., 4.900%, 08/15/2037	2,001,592	0.0
3,031,000	AT&T, Inc., 6.050%, 08/15/2056	2,987,289	0.0
3,065,000 (2)	Beignet Investor LLC, 6.581%, 05/30/2049	3,153,672	0.0
5,645,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	5,047,677	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,518,000 (1)	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	$1,363,241	0.0
4,554,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	2,901,878	0.0
986,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	633,842	0.0
1,829,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	1,353,199	0.0
2,686,000 (1)	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	2,108,469	0.0
4,993,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	5,173,039	0.1
2,649,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	2,751,644	0.0
6,043,000 (1)	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.700%, 12/01/2055	5,779,384	0.1
3,533,000 (1)	Cisco Systems, Inc., 4.950%, 02/26/2031	3,620,675	0.0
5,112,000	Cisco Systems, Inc., 4.950%, 02/24/2032	5,218,477	0.1
1,823,000 (1)	Comcast Corp., 1.500%, 02/15/2031	1,580,376	0.0
1,698,000	Comcast Corp., 1.950%, 01/15/2031	1,506,864	0.0
3,843,000	Comcast Corp., 2.650%, 02/01/2030	3,599,821	0.0
1,707,000 (1)	Comcast Corp., 3.200%, 07/15/2036	1,431,922	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,805,000	Comcast Corp., 3.900%, 03/01/2038	$1,551,089	0.0
1,301,000	Comcast Corp., 5.300%, 06/01/2034	1,321,107	0.0
4,330,000 (2)	Directv Financing LLC, 8.875%, 02/01/2030	4,325,780	0.1
2,500,000 (1)(2)	GCI LLC, 4.750%, 10/15/2028	2,421,413	0.0
2,530,000 (1)(2)	Gray Media, Inc., 7.250%, 08/15/2033	2,551,343	0.0
1,215,000 (2)	Level 3 Financing, Inc., 6.875%, 06/30/2033	1,238,220	0.0
3,730,000 (2)	Match Group Holdings II LLC, 3.625%, 10/01/2031	3,320,727	0.0
4,759,000	Meta Platforms, Inc., 4.200%, 11/15/2030	4,713,920	0.1
3,524,000	Meta Platforms, Inc., 4.600%, 11/15/2032	3,490,619	0.0
4,704,000	Meta Platforms, Inc., 4.875%, 11/15/2035	4,616,691	0.1
3,952,000	Meta Platforms, Inc., 5.400%, 08/15/2054	3,582,355	0.0
6,147,000	Meta Platforms, Inc., 5.500%, 11/15/2045	5,820,942	0.1
4,144,000	Meta Platforms, Inc., 5.550%, 08/15/2064	3,727,864	0.0
3,693,000	Meta Platforms, Inc., 5.625%, 11/15/2055	3,464,255	0.0
3,693,000	Meta Platforms, Inc., 5.750%, 11/15/2065	3,432,766	0.0
2,203,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	2,233,305	0.0
2,808,000 (1)	Motorola Solutions, Inc., 5.550%, 08/15/2035	2,871,897	0.0
1,960,000 (2)	NBN Co. Ltd., 1.450%, 05/05/2026	1,954,752	0.0
3,097,000 (1)(2)	NBN Co. Ltd., 1.625%, 01/08/2027	3,035,612	0.0
1,369,000 (1)(2)	NBN Co. Ltd., 2.500%, 01/08/2032	1,226,249	0.0
1,962,000 (1)(2)	NBN Co. Ltd., 6.000%, 10/06/2033	2,114,627	0.0
3,556,000 (1)	Netflix, Inc., 5.875%, 11/15/2028	3,700,280	0.0
6,042,000	Omnicom Group, Inc., 5.000%, 06/02/2033	5,903,492	0.1
2,200,000 (1)	Omnicom Group, Inc., 5.300%, 06/02/2036	2,127,210	0.0
2,180,000 (1)(2)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	2,104,629	0.0
2,405,000 (1)(2)	Sirius XM Radio LLC, 5.875%, 04/15/2032	2,391,437	0.0
3,190,000 (1)(2)	Snap, Inc., 6.875%, 03/15/2034	3,003,014	0.0
3,371,000 (2)	SoftBank Corp., 4.699%, 07/09/2030	3,352,478	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
6,863,000	Sprint Capital Corp., 6.875%, 11/15/2028	$7,257,719	0.1
4,592,000	Sprint Capital Corp., 8.750%, 03/15/2032	5,462,524	0.1
1,970,000 (1)(2)	Stagwell Global LLC, 5.625%, 08/15/2029	1,877,228	0.0
1,865,000 (2)	SV RNO Property Owner 1 LLC, 5.875%, 03/01/2031	1,844,648	0.0
1,646,000	Time Warner Cable LLC, 5.500%, 09/01/2041	1,419,975	0.0
589,000 (1)	Time Warner Cable LLC, 5.875%, 11/15/2040	534,266	0.0
1,093,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	1,048,800	0.0
1,735,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	1,650,534	0.0
217,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	158,759	0.0
852,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	825,883	0.0
6,272,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	5,933,986	0.1
5,024,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	4,894,090	0.1
1,214,000 (1)	T-Mobile USA, Inc., 5.000%, 02/15/2036	1,196,148	0.0
3,404,000 (1)	T-Mobile USA, Inc., 5.300%, 05/15/2035	3,433,608	0.0
3,012,000	T-Mobile USA, Inc., 5.850%, 02/15/2056	2,925,116	0.0
2,951,000	Uber Technologies, Inc., 4.300%, 01/15/2030	2,927,628	0.0
2,232,000 (1)(2)	Uber Technologies, Inc., 4.500%, 08/15/2029	2,214,285	0.0
6,533,000 (1)	Uber Technologies, Inc., 5.350%, 09/15/2054	6,019,024	0.1
272,000	Verizon Communications, Inc., 1.750%, 01/20/2031	238,554	0.0
2,307,000	Verizon Communications, Inc., 2.355%, 03/15/2032	2,014,507	0.0
275,000	Verizon Communications, Inc., 2.550%, 03/21/2031	249,728	0.0
813,000	Verizon Communications, Inc., 4.400%, 11/01/2034	774,316	0.0
2,778,000	Verizon Communications, Inc., 4.812%, 03/15/2039	2,591,273	0.0
4,240,000 (1)	Verizon Communications, Inc., 5.000%, 01/15/2036	4,153,781	0.1
6,518,000	Verizon Communications, Inc., 5.875%, 11/30/2055	6,344,511	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
5,005,000	Verizon Communications, Inc., 6.000%, 11/30/2065	$4,853,672	0.1
3,130,000 (1)(2)	Versant Media Group, Inc., 7.250%, 01/30/2031	3,205,812	0.0
2,500,000 (1)(2)	Viasat, Inc., 5.625%, 04/15/2027	2,485,062	0.0
3,700,000 (2)	Vmed O2 UK Financing I PLC, 6.750%, 01/15/2033	3,310,724	0.0
2,430,000 (1)(2)	WULF Compute LLC, 7.750%, 10/15/2030	2,569,275	0.0
		324,119,541	2.9

	Consumer, Cyclical: 2.1%
2,670,000 (2)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	2,511,002	0.0
3,335,000 (1)(2)	Advance Auto Parts, Inc., 7.375%, 08/01/2033	3,380,573	0.0
254,161	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	251,276	0.0
1,510,839	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	1,490,869	0.0
2,288,318	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	2,231,561	0.0
4,374,234	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	4,233,854	0.1
3,185,000 (1)(2)	American Axle & Manufacturing, Inc., 7.750%, 10/15/2033	3,102,550	0.0
3,589,000	American Honda Finance Corp., 4.700%, 01/12/2028	3,596,892	0.0
1,938,000	American Honda Finance Corp., 5.650%, 11/15/2028	1,985,580	0.0
4,424,000	American Honda Finance Corp., GMTN, 4.850%, 10/23/2031	4,386,929	0.1
1,285,000	AutoZone, Inc., 6.250%, 11/01/2028	1,341,985	0.0
4,325,000 (1)	Bath & Body Works, Inc., 6.750%, 07/01/2036	4,152,352	0.1
2,123,000 (1)(2)	BMW US Capital LLC, 5.050%, 03/21/2030	2,147,284	0.0
1,365,000 (1)	BorgWarner, Inc., 5.400%, 08/15/2034	1,382,942	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
2,630,000 (1)(2)	Cinemark USA, Inc., 7.000%, 08/01/2032	$2,704,710	0.0
784,645	Delta Air Lines Pass Through Trust 2015-1, AA, 3.625%, 01/30/2029	775,599	0.0
559,337 (2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	558,730	0.0
2,930,000	Ford Motor Co., 3.250%, 02/12/2032	2,545,925	0.0
5,242,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	5,175,703	0.1
3,314,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	3,283,615	0.0
3,014,000 (1)	General Motors Co., 6.250%, 04/15/2035	3,135,839	0.0
655,000 (1)	General Motors Co., 6.250%, 10/02/2043	643,836	0.0
4,412,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	3,932,152	0.0
4,723,000 (1)	General Motors Financial Co., Inc., 4.900%, 10/06/2029	4,747,710	0.1
7,761,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	7,941,770	0.1
4,061,000 (1)	General Motors Financial Co., Inc., 5.900%, 01/07/2035	4,135,544	0.1
1,141,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	1,185,702	0.0
3,320,000 (1)	General Motors Financial Co., Inc., 6.150%, 07/15/2035	3,434,817	0.0
6,679,000	Honda Motor Co. Ltd., 4.688%, 07/08/2030	6,630,870	0.1
3,567,000 (1)	Honda Motor Co. Ltd., 5.337%, 07/08/2035	3,530,484	0.0
1,421,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	1,443,592	0.0
3,580,000 (1)(2)	Hyundai Capital America, 5.150%, 03/27/2030	3,619,567	0.0
3,308,000 (2)	Hyundai Capital America, 5.300%, 06/24/2029	3,360,565	0.0
5,177,000 (1)(2)	Hyundai Capital America, 5.400%, 03/29/2032	5,266,803	0.1
2,717,000 (2)	Hyundai Capital America, 5.680%, 06/26/2028	2,770,953	0.0
7,036,000 (2)	Hyundai Capital America, 6.100%, 09/21/2028	7,267,614	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
3,094,000 (2)	Hyundai Capital America, 6.500%, 01/16/2029	$3,230,812	0.0
4,680,000 (2)	LG Energy Solution Ltd., 5.250%, 04/02/2031	4,670,266	0.1
3,017,000 (2)	LG Energy Solution Ltd., 5.875%, 04/02/2036	2,996,635	0.0
2,775,000 (1)(2)	Light & Wonder International, Inc., 6.250%, 10/01/2033	2,720,804	0.0
157,000	Lowe's Cos., Inc., 4.450%, 04/01/2062	118,934	0.0
6,059,000	Lowe's Cos., Inc., 4.500%, 10/15/2032	5,956,865	0.1
248,000	Lowe's Cos., Inc., 5.850%, 04/01/2063	237,596	0.0
4,665,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	3,981,981	0.0
6,059,000 (1)	Marriott International, Inc., 4.500%, 10/15/2031	5,990,818	0.1
5,414,000 (1)	Marriott International, Inc., 5.250%, 10/15/2035	5,388,263	0.1
2,083,000	Marriott International, Inc., 5.350%, 03/15/2035	2,097,363	0.0
2,515,000	Marriott International, Inc. HH, 2.850%, 04/15/2031	2,303,720	0.0
3,524,000 (1)(2)	Mercedes-Benz Finance North America LLC, 4.800%, 08/01/2029	3,556,744	0.0
4,165,000 (1)	MGM Resorts International, 6.500%, 04/15/2032	4,201,777	0.1
2,200,000 (1)(2)	NCL Corp. Ltd., 6.750%, 02/01/2032	2,184,914	0.0
1,200,000 (1)	Newell Brands, Inc., 6.625%, 05/15/2032	1,149,635	0.0
755,000 (2)	Newell Brands, Inc., 8.500%, 06/01/2028	779,726	0.0
3,295,000 (1)	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 04/01/2032	3,374,914	0.0
2,720,000 (2)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	2,342,334	0.0
1,815,000 (1)(2)	Somnigroup International, Inc., 3.875%, 10/15/2031	1,651,666	0.0
1,310,000 (1)(2)	Somnigroup International, Inc., 4.000%, 04/15/2029	1,260,689	0.0
3,600,000 (1)(2)	Station Casinos LLC, 6.625%, 03/15/2032	3,616,740	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
6,156,000 (1)	Toyota Motor Corp., 4.450%, 06/30/2030	$6,163,593	0.1
2,828,000 (1)	Toyota Motor Credit Corp., 4.550%, 08/09/2029	2,845,683	0.0
4,870,000	Toyota Motor Credit Corp., 4.800%, 05/15/2030	4,925,901	0.1
2,087,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	2,173,962	0.0
3,517,000	Toyota Motor Credit Corp., MTN, 4.350%, 10/08/2027	3,528,778	0.0
463,012	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	471,056	0.0
3,817,569	United Airlines Pass Through Trust 2014-2, A, 3.750%, 03/03/2028	3,809,104	0.0
2,905,079	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	2,805,261	0.0
2,243,000 (2)	United Airlines, Inc., 4.625%, 04/15/2029	2,202,130	0.0
2,315,000 (1)(2)	Victoria's Secret & Co., 4.625%, 07/15/2029	2,207,741	0.0
3,153,000 (2)	Volkswagen Group of America Finance LLC, 4.550%, 09/11/2028	3,145,611	0.0
3,043,000 (1)(2)	Volkswagen Group of America Finance LLC, 4.850%, 09/11/2030	3,016,399	0.0
6,622,000 (1)(2)	Volkswagen Group of America Finance LLC, 5.250%, 03/22/2029	6,702,737	0.1
6,557,000 (2)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	6,613,002	0.1
5,296,000 (1)(2)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	5,601,955	0.1
2,065,000 (2)	Voyager Parent LLC, 9.250%, 07/01/2032	2,145,202	0.0
4,300,000 (1)(2)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 6.250%, 03/15/2033	4,259,642	0.1
		240,718,702	2.1

	Consumer, Non-cyclical: 3.6%
4,835,000	Abbott Laboratories, 5.500%, 03/15/2056	4,744,278	0.1
2,409,000	Abbott Laboratories, 5.600%, 03/15/2066	2,350,003	0.0
8,232,000	AbbVie, Inc., 3.200%, 11/21/2029	7,937,533	0.1
2,997,000	AbbVie, Inc., 4.500%, 05/14/2035	2,899,721	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,823,000	AbbVie, Inc., 4.650%, 03/15/2028	$1,840,203	0.0
3,458,000	AbbVie, Inc., 5.600%, 03/15/2055	3,409,576	0.0
6,040,000 (1)	AbbVie, Inc., 5.650%, 03/15/2066	5,886,644	0.1
1,398,000	Aetna, Inc., 6.625%, 06/15/2036	1,507,400	0.0
3,255,000 (1)(2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.750%, 03/31/2034	3,188,586	0.0
2,145,000 (1)(2)	Allied Universal Holdco LLC, 7.875%, 02/15/2031	2,213,393	0.0
2,697,000	Altria Group, Inc., 6.200%, 11/01/2028	2,813,985	0.0
5,201,000 (1)	Astrazeneca Finance LLC, 4.900%, 02/26/2031	5,314,070	0.1
3,932,000 (1)	Automatic Data Processing, Inc., 4.750%, 05/08/2032	3,973,889	0.1
268,000	BAT Capital Corp., 3.557%, 08/15/2027	265,146	0.0
3,783,000	BAT Capital Corp., 4.390%, 08/15/2037	3,439,138	0.0
1,485,000	BAT Capital Corp., 5.834%, 02/20/2031	1,554,489	0.0
736,000	BAT Capital Corp., 7.079%, 08/02/2043	809,617	0.0
3,844,000 (1)	Becton Dickinson & Co., 4.693%, 02/13/2028	3,864,031	0.0
3,135,000 (1)(2)	Brink's Co., 6.750%, 06/15/2032	3,176,228	0.0
2,163,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	2,223,981	0.0
3,479,000 (1)	Bristol-Myers Squibb Co., 5.550%, 02/22/2054	3,352,271	0.0
3,084,000 (1)	Campbell Soup Co., 5.200%, 03/21/2029	3,114,056	0.0
3,981,000	Cardinal Health, Inc., 4.700%, 11/15/2026	3,988,595	0.1
628,000	Cardinal Health, Inc., 5.450%, 02/15/2034	641,568	0.0
2,231,000 (1)(2)	Cargill, Inc., 1.700%, 02/02/2031	1,962,638	0.0
1,909,000 (2)	Cargill, Inc., 2.125%, 04/23/2030	1,741,548	0.0
2,328,000	Cencora, Inc., 5.125%, 02/15/2034	2,348,303	0.0
12,424,000	Centene Corp., 3.000%, 10/15/2030	10,895,218	0.1
2,789,000	Centene Corp., 4.625%, 12/15/2029	2,649,375	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
2,330,000 (2)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	$2,197,475	0.0
4,706,000	Cigna Group, 2.375%, 03/15/2031	4,229,471	0.1
4,360,000	Cigna Group, 4.800%, 08/15/2038	4,101,494	0.1
7,917,000	Cigna Group, 5.250%, 01/15/2036	7,930,209	0.1
7,580,000 (1)	Cigna Group, 5.600%, 02/15/2054	7,183,196	0.1
3,095,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	3,164,242	0.0
1,176,000	CVS Health Corp., 4.125%, 04/01/2040	982,479	0.0
2,343,000	CVS Health Corp., 4.780%, 03/25/2038	2,160,428	0.0
478,000	CVS Health Corp., 5.050%, 03/25/2048	410,395	0.0
1,664,000	CVS Health Corp., 5.125%, 02/21/2030	1,687,819	0.0
4,617,000 (1)	CVS Health Corp., 5.450%, 09/15/2035	4,636,615	0.1
217,000 (1)	CVS Health Corp., 6.000%, 06/01/2063	206,055	0.0
415,000	CVS Health Corp., 6.250%, 09/15/2065	405,783	0.0
4,095,000 (2)	DaVita, Inc., 4.625%, 06/01/2030	3,939,800	0.1
4,906,000 (2)	Element Fleet Management Corp., 5.643%, 03/13/2027	4,947,548	0.1
3,038,000	Elevance Health, Inc., 4.600%, 09/15/2032	2,992,954	0.0
3,605,000	Elevance Health, Inc., 4.950%, 11/01/2031	3,628,663	0.0
1,618,000	Elevance Health, Inc., 5.200%, 02/15/2035	1,616,014	0.0
2,840,000 (1)	Eli Lilly & Co., 5.500%, 02/12/2055	2,785,725	0.0
2,315,000 (1)(2)	Embecta Corp., 5.000%, 02/15/2030	2,143,786	0.0
4,264,000 (2)	EMD Finance LLC, 4.625%, 10/15/2032	4,204,924	0.1
2,414,000	Equifax, Inc., 3.100%, 05/15/2030	2,262,169	0.0
1,945,000 (2)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	1,981,747	0.0
3,265,000 (1)(2)	Genmab A/S/Genmab Finance LLC, 7.250%, 12/15/2033	3,420,564	0.0
3,629,000 (1)	GlaxoSmithKline Capital, Inc., 4.875%, 04/15/2035	3,616,333	0.0
976,000	HCA, Inc., 2.375%, 07/15/2031	862,913	0.0
5,000,000	HCA, Inc., 3.500%, 09/01/2030	4,749,745	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
7,469,000	HCA, Inc., 4.125%, 06/15/2029	$7,367,427	0.1
1,082,000	HCA, Inc., 4.375%, 03/15/2042	910,893	0.0
4,673,000	HCA, Inc., 4.500%, 02/15/2027	4,673,513	0.1
2,134,000	HCA, Inc., 5.125%, 06/15/2039	2,012,269	0.0
2,938,000	HCA, Inc., 5.450%, 04/01/2031	3,012,078	0.0
440,000 (1)	HCA, Inc., 6.100%, 04/01/2064	425,172	0.0
4,409,000 (2)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	4,473,095	0.1
2,025,000 (1)(2)	Herc Holdings, Inc., 7.250%, 06/15/2033	2,076,824	0.0
6,612,000	Hershey Co., 4.950%, 02/24/2032	6,773,414	0.1
3,025,000	Humana, Inc., 5.375%, 04/15/2031	3,058,356	0.0
4,435,000 (1)	Icon Investments Six DAC, 5.849%, 05/08/2029	4,522,825	0.1
4,355,000 (2)	Imperial Brands Finance PLC, 5.500%, 02/01/2030	4,470,213	0.1
2,524,000 (1)(2)	Japan Tobacco, Inc., 5.250%, 06/15/2030	2,589,492	0.0
1,564,000 (1)	Johnson & Johnson, 4.900%, 06/01/2031	1,616,483	0.0
2,738,000	Kenvue, Inc., 4.850%, 05/22/2032	2,768,280	0.0
1,857,000	Kenvue, Inc., 5.050%, 03/22/2028	1,885,767	0.0
2,517,000 (1)	Kroger Co., 5.500%, 09/15/2054	2,339,175	0.0
3,291,000	Kroger Co., 5.650%, 09/15/2064	3,053,658	0.0
2,706,000 (1)	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	2,673,825	0.0
2,077,000	Laboratory Corp. of America Holdings, 4.800%, 10/01/2034	2,023,155	0.0
2,720,000 (2)	LifePoint Health, Inc., 8.375%, 02/15/2032	2,906,706	0.0
2,854,000 (2)	Mars, Inc., 5.000%, 03/01/2032	2,888,633	0.0
4,959,000 (2)	Mars, Inc., 5.200%, 03/01/2035	5,008,015	0.1
2,409,000 (2)	Mars, Inc., 5.650%, 05/01/2045	2,380,299	0.0
3,458,000 (2)	Mars, Inc., 5.700%, 05/01/2055	3,374,152	0.0
2,596,000	McKesson Corp., 4.250%, 09/15/2029	2,589,860	0.0
4,108,000	McKesson Corp., 4.950%, 05/30/2032	4,174,153	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
3,286,000 (1)	McKesson Corp., 5.250%, 05/30/2035	$3,349,859	0.0
3,355,000 (2)	Medline Borrower L.P., 3.875%, 04/01/2029	3,247,378	0.0
6,062,000 (1)	Merck & Co., Inc., 4.450%, 12/04/2032	6,022,589	0.1
5,000,000 (2)	Minerva Luxembourg SA, 8.875%, 09/13/2033	5,341,300	0.1
7,097,000	Novartis Capital Corp., 4.600%, 03/18/2033	7,068,926	0.1
4,229,000	Novartis Capital Corp., 5.600%, 03/18/2046	4,238,538	0.1
4,819,000 (1)	Novartis Capital Corp., 5.700%, 03/18/2056	4,856,839	0.1
2,340,000 (2)	Performance Food Group, Inc., 5.625%, 03/01/2034	2,259,498	0.0
2,905,000 (1)	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	2,653,081	0.0
2,054,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	2,070,105	0.0
2,005,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	1,997,959	0.0
3,095,000	Philip Morris International, Inc., 4.750%, 11/01/2031	3,110,247	0.0
3,560,000	Philip Morris International, Inc., 4.875%, 02/13/2029	3,613,670	0.0
5,005,000 (1)(2)	Post Holdings, Inc., 6.375%, 03/01/2033	4,935,169	0.1
1,915,000 (1)(2)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029	1,862,101	0.0
875,000 (1)	Quest Diagnostics, Inc., 2.800%, 06/30/2031	799,405	0.0
900,000 (1)	Quest Diagnostics, Inc., 2.950%, 06/30/2030	843,743	0.0
4,723,000 (1)	Quest Diagnostics, Inc., 4.625%, 12/15/2029	4,757,792	0.1
1,475,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	1,606,393	0.0
3,025,000 (1)(2)	Raven Acquisition Holdings LLC, 6.875%, 11/15/2031	2,918,844	0.0
1,261,000	Reynolds American, Inc., 5.850%, 08/15/2045	1,222,016	0.0
1,390,000 (2)	Roche Holdings, Inc., 4.592%, 09/09/2034	1,369,367	0.0
6,213,000 (2)	Roche Holdings, Inc., 5.489%, 11/13/2030	6,500,885	0.1
1,830,000	Royalty Pharma PLC, 1.750%, 09/02/2027	1,764,670	0.0
4,451,000	Royalty Pharma PLC, 2.200%, 09/02/2030	4,010,119	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,529,000	S&P Global, Inc., 1.250%, 08/15/2030	$1,333,639	0.0
3,579,000	S&P Global, Inc., 2.950%, 03/01/2029	3,448,322	0.0
1,890,000 (1)(2)	Select Medical Corp., 6.250%, 12/01/2032	1,803,113	0.0
1,945,000 (1)(2)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	1,873,193	0.0
3,030,000	Solventum Corp., 5.450%, 03/13/2031	3,109,494	0.0
1,761,000	Solventum Corp., 5.600%, 03/23/2034	1,800,850	0.0
2,575,000 (2)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	2,663,124	0.0
3,771,000	Stryker Corp., 4.850%, 02/10/2030	3,823,243	0.0
916,000	Takeda Pharmaceutical Co. Ltd., 5.300%, 07/05/2034	926,739	0.0
2,423,000	Takeda Pharmaceutical Co. Ltd., 5.800%, 07/05/2064	2,341,077	0.0
3,130,000 (1)(2)	Tenet Healthcare Corp., 6.000%, 11/15/2033	3,169,551	0.0
4,218,000	Thermo Fisher Scientific, Inc., 4.550%, 06/15/2033	4,169,018	0.1
4,174,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	4,266,479	0.1
2,097,000	Tyson Foods, Inc., 5.400%, 03/15/2029	2,152,146	0.0
523,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	380,672	0.0
1,264,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	1,023,285	0.0
4,723,000 (1)	UnitedHealth Group, Inc., 4.950%, 01/15/2032	4,777,072	0.1
1,659,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	1,673,773	0.0
553,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	506,762	0.0
2,675,000	UnitedHealth Group, Inc., 5.750%, 07/15/2064	2,549,075	0.0
1,706,000	Universal Health Services, Inc., 4.625%, 10/15/2029	1,686,565	0.0
3,003,000	Viatris, Inc., 2.700%, 06/22/2030	2,721,566	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,719,000	Viatris, Inc., 4.000%, 06/22/2050	$1,127,597	0.0
1,850,000 (2)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	1,892,609	0.0
3,555,000 (2)	Williams Scotsman, Inc., 6.625%, 06/15/2029	3,597,728	0.0
1,863,000	Zimmer Biomet Holdings, Inc., 3.550%, 03/20/2030	1,791,896	0.0
		405,630,842	3.6

	Energy: 1.8%
2,762,000 (2)	Aker BP ASA, 5.125%, 10/01/2034	2,704,454	0.0
3,810,000 (2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 6.625%, 02/01/2032	3,907,475	0.1
4,977,000 (1)	APA Corp., 6.750%, 02/15/2055	4,992,557	0.1
1,048,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	1,053,858	0.0
557,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	561,067	0.0
3,099,000	BP Capital Markets America, Inc., 5.227%, 11/17/2034	3,163,868	0.0
2,776,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	2,742,324	0.0
2,318,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	2,345,947	0.0
459,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	417,026	0.0
2,294,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	2,284,683	0.0
1,265,000 (1)(2)	CNX Resources Corp., 7.250%, 03/01/2032	1,304,317	0.0
2,385,000 (2)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	2,399,722	0.0
3,851,000 (2)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	3,976,780	0.1
2,010,000 (1)(2)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	2,040,912	0.0
3,160,000 (2)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	3,271,418	0.0
3,710,000 (1)	Devon Energy Corp., 5.200%, 09/15/2034	3,720,722	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,199,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	$928,835	0.0
895,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	847,611	0.0
9,510,000	Ecopetrol SA, 8.375%, 01/19/2036	9,655,979	0.1
4,698,000 (1)(3)	Enbridge (US) Inc. 20- A, 5.750%, 07/15/2080	4,691,922	0.1
2,414,000	Energy Transfer L.P., 3.750%, 05/15/2030	2,334,311	0.0
5,508,000 (1)	Energy Transfer L.P., 4.550%, 01/15/2031	5,460,115	0.1
264,000	Energy Transfer L.P., 4.900%, 03/15/2035	255,498	0.0
2,556,000	Energy Transfer L.P., 5.200%, 04/01/2030	2,613,832	0.0
1,510,000	Energy Transfer L.P., 5.300%, 04/01/2044	1,354,537	0.0
4,621,000 (1)	Energy Transfer L.P., 5.350%, 01/15/2036	4,590,636	0.1
306,000	Energy Transfer L.P., 5.350%, 05/15/2045	273,833	0.0
994,000	Energy Transfer L.P., 6.050%, 09/01/2054	947,302	0.0
1,616,000	Energy Transfer L.P. 20Y, 5.800%, 06/15/2038	1,638,628	0.0
2,311,000 (3)	Enterprise Products Operating LLC D, 6.900%, (TSFR3M + 3.248%), 08/16/2077	2,310,208	0.0
6,091,000	EOG Resources, Inc., 5.000%, 07/15/2032	6,169,080	0.1
3,063,000	EOG Resources, Inc., 5.350%, 01/15/2036	3,109,561	0.0
2,517,000	Equinor ASA, 4.500%, 09/03/2030	2,531,156	0.0
9,403,000 (1)	Equinor ASA, 4.750%, 11/14/2035	9,262,348	0.1
4,618,000	Hess Corp., 4.300%, 04/01/2027	4,621,623	0.1
1,945,000 (2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 8.375%, 11/01/2033	2,030,730	0.0
3,130,000 (2)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	3,248,305	0.0
655,000	Kinder Morgan Energy Partners L.P., 5.000%, 03/01/2043	587,684	0.0
4,419,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	4,455,498	0.1
3,138,000	Marathon Petroleum Corp., 5.125%, 12/15/2026	3,148,781	0.0
360,000	MPLX L.P., 2.650%, 08/15/2030	331,933	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
3,031,000	MPLX L.P., 5.000%, 01/15/2033	$3,009,859	0.0
1,955,000	MPLX L.P., 5.300%, 04/01/2036	1,927,771	0.0
2,550,000 (2)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	2,559,297	0.0
1,790,000 (1)	Occidental Petroleum Corp., 5.375%, 01/01/2032	1,817,884	0.0
1,030,000 (1)	Occidental Petroleum Corp., 6.050%, 10/01/2054	1,002,307	0.0
2,008,000 (1)	Occidental Petroleum Corp., 6.200%, 03/15/2040	2,052,294	0.0
568,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	588,740	0.0
852,000	ONEOK Partners L.P., 6.200%, 09/15/2043	853,704	0.0
3,322,000 (1)(2)	ONEOK, Inc., 6.500%, 09/01/2030	3,517,629	0.0
1,041,000	Ovintiv, Inc., 5.650%, 05/15/2028	1,069,193	0.0
2,650,000 (2)	Permian Resources Operating LLC, 6.250%, 02/01/2033	2,701,214	0.0
10,350,000	Petroleos Mexicanos, 5.950%, 01/28/2031	9,925,133	0.1
1,011,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	1,007,187	0.0
3,548,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	3,555,088	0.0
2,072,000 (1)(2)	Schlumberger Holdings Corp., 2.650%, 06/26/2030	1,924,277	0.0
2,804,000 (2)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	2,839,414	0.0
2,195,000 (1)(2)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	2,258,890	0.0
3,170,000 (2)	Sunoco L.P., 5.875%, 03/15/2034	3,137,235	0.0
4,244,000	Targa Resources Corp., 5.400%, 07/30/2036	4,214,759	0.1
872,000	Targa Resources Corp., 5.500%, 02/15/2035	880,103	0.0
467,000	Targa Resources Corp., 6.250%, 07/01/2052	466,809	0.0
3,000,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	2,996,440	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
4,023,000 (3)	TransCanada PipeLines Ltd., 7.000%, 06/01/2065	$4,087,135	0.1
1,016,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	966,154	0.0
9,077,000 (1)	Valero Energy Corp., 5.150%, 03/10/2036	8,951,290	0.1
4,285,000 (1)(2)	Venture Global LNG, Inc., 8.375%, 06/01/2031	4,458,523	0.1
1,180,000 (2)	Venture Global Plaquemines LNG LLC, 6.500%, 01/15/2034	1,230,834	0.0
1,620,000 (2)	Venture Global Plaquemines LNG LLC, 6.750%, 01/15/2036	1,716,879	0.0
4,818,000 (1)	Viper Energy Partners LLC, 5.700%, 08/01/2035	4,858,495	0.1
2,403,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	2,033,027	0.0
3,841,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	3,805,402	0.1
1,128,000	Williams Cos., Inc., 4.900%, 03/15/2029	1,141,420	0.0
		205,841,462	1.8

	Financial: 8.3%
3,137,000 (2)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	2,801,297	0.0
2,710,000 (1)(2)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	2,724,442	0.0
2,780,000	Air Lease Corp., MTN, 5.200%, 07/15/2031	2,787,041	0.0
2,750,000 (2)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	2,703,793	0.0
3,999,000 (3)	American Express Co., 4.351%, 07/20/2029	3,996,743	0.0
1,131,000 (3)	American Express Co., 4.456%, 02/10/2032	1,119,530	0.0
138,000 (1)(3)	American Express Co., 5.016%, 04/25/2031	140,330	0.0
1,765,000 (3)	American Express Co., 5.085%, 01/30/2031	1,795,276	0.0
2,732,000 (3)	American Express Co., 5.098%, 02/16/2028	2,747,230	0.0
1,605,000 (1)(3)	American Express Co., 5.282%, 07/27/2029	1,632,585	0.0
752,000 (1)	American Homes 4 Rent L.P., 3.625%, 04/15/2032	694,631	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,402,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	$1,395,005	0.0
4,121,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	4,160,815	0.0
3,723,000	American International Group, Inc., 3.400%, 06/30/2030	3,553,938	0.0
2,342,000	American Tower Corp., 3.650%, 03/15/2027	2,325,721	0.0
1,075,000	American Tower Corp., 5.250%, 07/15/2028	1,093,831	0.0
848,000	American Tower Corp., 5.500%, 03/15/2028	863,119	0.0
2,269,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	2,346,140	0.0
1,205,000	Aon North America, Inc., 5.125%, 03/01/2027	1,211,463	0.0
2,941,000	Aon North America, Inc., 5.150%, 03/01/2029	3,004,496	0.0
4,030,000	Aon North America, Inc., 5.750%, 03/01/2054	3,886,101	0.0
4,308,000 (1)	Arthur J Gallagher & Co., 5.550%, 02/15/2055	4,024,371	0.0
7,719,000	Assurant, Inc., 5.550%, 02/15/2036	7,742,903	0.1
8,638,000 (1)	Athene Holding Ltd., 6.250%, 04/01/2054	7,934,746	0.1
7,343,000	Athene Holding Ltd., 6.625%, 05/19/2055	7,081,609	0.1
4,890,000 (2)	Atlas Warehouse Lending Co. L.P., 4.625%, 11/15/2028	4,817,624	0.1
7,652,000 (2)	Atlas Warehouse Lending Co. L.P., 6.050%, 01/15/2028	7,760,159	0.1
3,330,000 (2)(3)	Banco de Credito del Peru S.A., 6.450%, 07/30/2035	3,363,300	0.0
3,750,000 (2)	Banco Nacional de Panama, 2.500%, 08/11/2030	3,326,184	0.0
2,000,000	Banco Nacional de Panama, 2.500%, 08/11/2030	1,773,965	0.0
6,400,000	Banco Santander SA, 5.439%, 07/15/2031	6,584,940	0.1
3,000,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	3,072,518	0.0
6,031,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	5,980,905	0.1
1,037,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	915,749	0.0
3,851,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	3,427,591	0.0
4,632,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	4,280,408	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
2,737,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	$2,481,211	0.0
9,145,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	8,986,994	0.1
2,895,000 (3)	Bank of America Corp., 4.456%, 02/06/2032	2,859,384	0.0
4,557,000 (3)	Bank of America Corp., 5.045%, 02/06/2037	4,498,206	0.1
2,138,000 (3)	Bank of America Corp., 5.511%, 01/24/2036	2,181,048	0.0
3,982,000 (3)	Bank of America Corp., 5.518%, 10/25/2035	3,983,308	0.0
3,463,000 (1)(3)	Bank of America Corp., 5.744%, 02/12/2036	3,524,060	0.0
4,581,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	4,798,490	0.1
3,684,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	3,645,332	0.0
4,361,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	4,149,862	0.0
1,549,000 (3)	Bank of America Corp., MTN, 2.496%, 02/13/2031	1,432,180	0.0
1,874,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	1,845,686	0.0
7,790,000 (3)	Bank of America Corp., MTN, 2.884%, 10/22/2030	7,369,796	0.1
6,254,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	5,662,868	0.1
783,000 (3)	Bank of America Corp., MTN, 3.970%, 03/05/2029	776,151	0.0
7,082,000 (3)	Bank of Montreal, 4.640%, 09/10/2030	7,097,600	0.1
6,515,000 (3)	Bank of Nova Scotia, 4.740%, 11/10/2032	6,505,944	0.1
4,522,000 (2)	Banque Federative du Credit Mutuel SA, 4.591%, 10/16/2028	4,525,566	0.1
1,485,000 (2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	1,392,156	0.0
3,863,000 (2)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	3,278,930	0.0
608,000 (2)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	564,015	0.0
6,133,000 (2)	BPCE SA, 5.281%, 05/30/2029	6,257,068	0.1
3,090,000 (1)(2)(3)	BPCE SA, 5.716%, 01/18/2030	3,168,164	0.0
4,244,000	Brown & Brown, Inc., 4.900%, 06/23/2030	4,241,186	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,887,000 (2)(3)	CaixaBank SA, 5.673%, 03/15/2030	$1,939,200	0.0
2,929,000 (1)	Camden Property Trust, 5.850%, 11/03/2026	2,951,969	0.0
2,921,000 (1)(3)	Capital One Financial Corp., 1.878%, 11/02/2027	2,873,018	0.0
1,571,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	1,642,375	0.0
5,174,000	Chubb INA Holdings LLC, 4.900%, 08/15/2035	5,096,578	0.1
6,071,000 (1)	CME Group, Inc., 4.400%, 03/15/2030	6,091,903	0.1
4,409,000 (2)	CNO Global Funding, 5.875%, 06/04/2027	4,470,930	0.1
878,000 (3)	CoBank ACB M, 7.125%, 12/31/2199	907,123	0.0
8,722,000 (1)(2)(3)	Cooperatieve Rabobank UA, 5.710%, 01/21/2033	9,065,881	0.1
4,493,000 (2)	Corebridge Financial, Inc., 3.650%, 04/05/2027	4,453,411	0.1
1,235,000 (1)	Corebridge Financial, Inc., 3.900%, 04/05/2032	1,159,083	0.0
2,833,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	2,966,890	0.0
3,950,000 (2)(3)	Credit Agricole SA, 4.656%, 01/12/2032	3,897,133	0.0
7,556,000 (2)(3)	Credit Agricole SA, 4.818%, 09/25/2033	7,405,210	0.1
1,462,000 (1)	Credit Suisse AG/ New York NY, 1.250%, 08/07/2026	1,447,080	0.0
1,734,000	Crown Castle, Inc., 2.100%, 04/01/2031	1,511,239	0.0
294,000	Crown Castle, Inc., 2.500%, 07/15/2031	259,123	0.0
2,091,000	Crown Castle, Inc., 2.900%, 03/15/2027	2,060,311	0.0
2,414,000	Crown Castle, Inc., 3.300%, 07/01/2030	2,262,672	0.0
3,964,000	Crown Castle, Inc., 4.800%, 09/01/2028	3,985,805	0.0
4,723,000	Crown Castle, Inc., 4.900%, 09/01/2029	4,750,671	0.1
696,000	Crown Castle, Inc., 5.100%, 05/01/2033	686,527	0.0
2,067,000	Crown Castle, Inc., 5.600%, 06/01/2029	2,116,418	0.0
1,197,000	Crown Castle, Inc., 5.800%, 03/01/2034	1,226,475	0.0
3,189,000	CubeSmart L.P., 2.250%, 12/15/2028	3,010,987	0.0
2,467,000 (2)(3)	Danske Bank A/S, 4.613%, 10/02/2030	2,460,599	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
4,475,000 (1)(2)(3)	Danske Bank A/S, 4.999%, 03/27/2032	$4,488,249	0.1
2,901,000 (2)(3)	Danske Bank A/S, 5.705%, 03/01/2030	2,984,330	0.0
2,157,000 (2)(3)	Depository Trust & Clearing Corp. D, 3.375%, 12/31/2199	2,145,404	0.0
6,636,000 (1)	Deutsche Bank AG/ New York NY, 5.414%, 05/10/2029	6,817,535	0.1
3,775,000 (2)(3)	DNB Bank ASA, 4.832%, 03/30/2032	3,767,104	0.0
2,465,000 (2)(3)	DNB Bank ASA, 4.853%, 11/05/2030	2,489,013	0.0
3,371,000 (2)	EQT AB, 5.850%, 05/08/2035	3,383,900	0.0
6,221,000 (2)	Equitable Financial Life Global Funding, 5.000%, 03/27/2030	6,274,937	0.1
4,658,000 (1)(2)	Equitable Holdings, Inc., 4.572%, 02/15/2029	4,629,653	0.1
2,049,000	Extra Space Storage L.P., 3.900%, 04/01/2029	2,006,972	0.0
1,453,000	Extra Space Storage L.P., 4.000%, 06/15/2029	1,430,819	0.0
1,807,000	Extra Space Storage L.P., 5.350%, 01/15/2035	1,817,970	0.0
5,974,000 (1)(2)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	6,105,371	0.1
6,191,000 (1)(3)	Fifth Third Bancorp, 5.141%, 01/29/2037	6,033,431	0.1
6,043,000	First Industrial L.P., 5.250%, 01/15/2031	6,109,220	0.1
2,735,000 (1)(2)	Focus Financial Partners LLC, 6.750%, 09/15/2031	2,718,854	0.0
2,490,000 (2)	Freedom Mortgage Holdings LLC, 9.125%, 05/15/2031	2,534,198	0.0
4,571,000 (1)(2)	Gabx Leasing LLC, 5.300%, 04/15/2036	4,488,806	0.1
7,759,000	GLP Capital L.P. / GLP Financing II, Inc., 5.250%, 02/15/2033	7,612,687	0.1
1,035,000 (3)	Goldman Sachs Group, Inc., 4.516%, 01/21/2032	1,019,529	0.0
4,419,000 (1)(3)	Goldman Sachs Group, Inc., 5.065%, 01/21/2037	4,321,980	0.1
1,933,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	1,940,198	0.0
2,705,000 (3)	Goldman Sachs Group, Inc., 5.536%, 01/28/2036	2,750,767	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,737,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	$1,792,365	0.0
3,392,000 (3)	Goldman Sachs Group, Inc., 5.734%, 01/28/2056	3,314,007	0.0
76,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	79,518	0.0
5,869,000 (1)(2)(3)	Hartford Financial Services Group, Inc. ICON, 6.039%, (TSFR3M + 2.387%), 02/12/2067	5,632,604	0.1
5,958,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	5,640,723	0.1
2,677,000 (3)	HSBC Holdings PLC, 2.804%, 05/24/2032	2,408,373	0.0
4,589,000 (3)	HSBC Holdings PLC, 4.619%, 11/06/2031	4,526,628	0.1
3,653,000 (1)(3)	HSBC Holdings PLC, 5.279%, 03/10/2037	3,588,755	0.0
2,231,000 (3)	HSBC Holdings PLC, 5.597%, 05/17/2028	2,256,421	0.0
16,453,000 (3)	Huntington Bancshares, Inc., 5.605%, 01/28/2041	16,064,289	0.2
3,785,000 (3)	Huntington National Bank, 4.871%, 04/12/2028	3,798,533	0.0
1,000,000 (1)(2)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	986,398	0.0
10,149,000 (3)	ING Groep NV, 5.420%, 03/23/2037	10,123,427	0.1
4,467,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	4,062,490	0.0
3,738,000	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	3,683,138	0.0
2,809,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	2,405,596	0.0
5,001,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	4,707,873	0.1
1,727,000 (1)	Invitation Homes Operating Partnership L.P., 5.500%, 08/15/2033	1,729,938	0.0
2,035,000 (1)(2)	Iron Mountain, Inc., 6.250%, 01/15/2033	2,030,121	0.0
4,080,000 (2)	Jane Street Group / JSG Finance, Inc., 6.750%, 05/01/2033	4,142,334	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
3,068,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	$3,026,254	0.0
6,974,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	6,962,832	0.1
1,737,000 (3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	1,529,898	0.0
4,497,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	4,279,570	0.1
1,881,000 (1)(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	1,833,964	0.0
1,145,000 (3)	JPMorgan Chase & Co., 2.739%, 10/15/2030	1,078,642	0.0
4,173,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	4,121,091	0.0
1,130,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,112,157	0.0
1,158,000 (3)	JPMorgan Chase & Co., 3.702%, 05/06/2030	1,129,632	0.0
6,555,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	6,564,034	0.1
3,813,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	3,821,840	0.0
9,048,000 (3)	JPMorgan Chase & Co., 4.810%, 10/22/2036	8,788,610	0.1
5,714,000 (1)(3)	JPMorgan Chase & Co., 4.898%, 01/22/2037	5,593,352	0.1
2,733,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	2,773,419	0.0
1,099,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	1,114,532	0.0
16,947,000 (3)	JPMorgan Chase & Co., 5.193%, 02/05/2037	16,659,574	0.2
2,459,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	2,489,499	0.0
4,080,000 (1)(3)	JPMorgan Chase & Co., 5.572%, 04/22/2036	4,205,968	0.0
1,300,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	1,340,053	0.0
1,736,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	1,808,773	0.0
5,906,000 (1)(3)	KeyCorp, 5.305%, 01/28/2037	5,786,847	0.1
3,190,000 (3)	KeyCorp Capital I, 4.693%, (TSFR3M + 1.002%), 07/01/2028	3,134,542	0.0
1,049,000	Kite Realty Group L.P., 4.000%, 10/01/2026	1,046,239	0.0
3,387,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	3,284,822	0.0
4,692,000 (1)(3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	4,929,181	0.1
4,801,000 (1)	LPL Holdings, Inc., 5.150%, 06/15/2030	4,827,289	0.1
3,805,000	LPL Holdings, Inc., 5.200%, 03/15/2030	3,834,766	0.0
2,342,000	LPL Holdings, Inc., 5.700%, 05/20/2027	2,364,182	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
3,028,000 (2)	Lseg US Fin Corp., 4.875%, 03/28/2027	$3,042,672	0.0
2,901,000 (2)	Lseg US Fin Corp., 5.297%, 03/28/2034	2,922,185	0.0
17,461,000 (1)(3)	M&T Bank Corp., 5.400%, 07/30/2035	17,410,018	0.2
4,714,000 (1)	Main Street Capital Corp., 6.950%, 03/01/2029	4,851,575	0.1
2,165,000 (1)	Mid-America Apartments L.P., 5.300%, 02/15/2032	2,226,472	0.0
2,150,000 (2)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	2,088,282	0.0
4,606,000 (3)	Mitsubishi UFJ Financial Group, Inc., 4.505%, 01/14/2032	4,540,872	0.1
1,426,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.197%, 01/16/2031	1,449,723	0.0
8,525,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.615%, 04/24/2036	8,727,686	0.1
3,517,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	3,507,289	0.0
6,221,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	6,124,268	0.1
2,097,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	1,805,027	0.0
1,533,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	1,515,309	0.0
1,458,000 (3)	Morgan Stanley, 4.457%, 04/22/2039	1,337,512	0.0
1,924,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	1,946,637	0.0
23,822,000 (3)	Morgan Stanley, 5.073%, 01/30/2037	23,347,789	0.2
1,246,000 (3)	Morgan Stanley, 5.173%, 01/16/2030	1,263,730	0.0
486,000 (3)	Morgan Stanley, 5.192%, 04/17/2031	493,356	0.0
4,921,000 (3)	Morgan Stanley, 5.664%, 04/17/2036	5,042,170	0.1
2,273,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	2,333,084	0.0
9,918,000 (3)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	9,827,977	0.1
764,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	761,417	0.0
2,130,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	2,154,873	0.0
656,000 (3)	Morgan Stanley I, 4.133%, 10/18/2029	648,523	0.0
545,000 (3)	Morgan Stanley Bank NA, 5.504%, 05/26/2028	551,296	0.0
1,750,000 (3)	Morgan Stanley Private Bank NA, 4.734%, 07/18/2031	1,744,915	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
4,247,000	National Bank of Canada, 5.600%, 12/18/2028	$4,375,943	0.1
2,366,000 (2)	National Securities Clearing Corp., 4.700%, 05/20/2030	2,389,935	0.0
2,135,000 (2)	Nationwide Building Society, 4.351%, 09/30/2030	2,102,050	0.0
2,975,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	3,008,736	0.0
3,236,000 (3)	NatWest Group PLC, 5.778%, 03/01/2035	3,346,243	0.0
5,488,000 (2)	NatWest Markets PLC, 5.410%, 05/17/2029	5,635,377	0.1
5,205,000 (2)	Nippon Life Insurance Co., 4.748%, 04/02/2031	5,219,950	0.1
3,897,000	NNN REIT, Inc., 4.600%, 02/15/2031	3,875,395	0.0
12,118,000 (3)	Northern Trust Corp., 5.117%, 11/19/2040	11,804,109	0.1
2,338,000 (2)	Northwestern Mutual Life Insurance Co., 6.170%, 05/29/2055	2,403,756	0.0
2,910,000 (2)	Nuveen LLC, 5.550%, 01/15/2030	2,986,120	0.0
3,424,000	Omega Healthcare Investors, Inc., 5.200%, 07/01/2030	3,439,252	0.0
2,490,000 (2)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	2,499,621	0.0
2,895,000 (2)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	2,932,343	0.0
1,214,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	1,020,626	0.0
110,000 (3)	PNC Financial Services Group, Inc., 5.373%, 07/21/2036	110,529	0.0
4,719,000 (3)	PNC Financial Services Group, Inc., 5.423%, 01/25/2041	4,625,026	0.1
3,191,000 (3)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	3,376,565	0.0
4,453,000 (1)(2)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	4,539,541	0.1
999,000 (1)(2)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	1,015,500	0.0
8,035,000 (1)	Raymond James Financial, Inc., 5.650%, 09/11/2055	7,613,192	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
647,000	Realty Income Corp., 3.950%, 08/15/2027	$644,004	0.0
8,108,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	7,035,060	0.1
900,000 (1)(2)	RGA Global Funding, 5.448%, 05/24/2029	922,254	0.0
3,462,000	RLI Corp., 5.375%, 06/01/2036	3,334,558	0.0
2,890,000 (2)	Rocket Cos., Inc., 6.375%, 08/01/2033	2,924,663	0.0
3,900,000 (2)	Rocket Cos., Inc., 6.500%, 08/01/2029	3,948,771	0.0
3,091,000 (3)	Royal Bank of Canada, 4.696%, 08/06/2031	3,085,288	0.0
4,500,000 (3)	Royal Bank of Canada, GMTN, 4.650%, 10/18/2030	4,512,102	0.1
2,325,000 (1)(3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	2,354,950	0.0
2,778,000 (3)	Royal Bank of Canada, GMTN, 5.153%, 02/04/2031	2,824,311	0.0
1,574,000	Sabra Health Care L.P., 3.200%, 12/01/2031	1,421,920	0.0
2,513,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	2,471,904	0.0
2,350,000 (2)	Starwood Property Trust, Inc., 6.500%, 07/01/2030	2,401,298	0.0
8,244,000 (3)	State Street Corp., 3.031%, 11/01/2034	7,762,655	0.1
4,147,000 (3)	State Street Corp., 4.675%, 10/22/2032	4,144,347	0.0
2,249,000	State Street Corp., 4.729%, 02/28/2030	2,276,923	0.0
1,323,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 07/16/2029	1,258,734	0.0
3,841,000 (3)	Sumitomo Mitsui Financial Group, Inc., 4.494%, 01/15/2032	3,783,580	0.0
3,708,000	Sumitomo Mitsui Financial Group, Inc., 5.240%, 04/15/2030	3,790,120	0.0
5,849,000 (1)(3)	Sumitomo Mitsui Financial Group, Inc., 5.334%, 03/03/2041	5,674,888	0.1
4,395,000	Sumitomo Mitsui Financial Group, Inc., 5.424%, 07/09/2031	4,500,979	0.1
2,663,000 (1)	Sumitomo Mitsui Financial Group, Inc., 5.454%, 01/15/2032	2,747,705	0.0
2,781,000 (2)	Symetra Life Insurance Co., 6.550%, 10/01/2055	2,789,282	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
3,596,000 (1)	Toronto-Dominion Bank, 5.298%, 01/30/2032	$3,698,186	0.0
5,136,000	TPG Operating Group II L.P., 4.875%, 05/15/2031	5,039,796	0.1
274,000 (1)(3)	Truist Financial Corp., MTN, 4.964%, 10/23/2036	265,507	0.0
4,678,000 (1)(3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	4,788,892	0.1
975,000 (2)(3)	UBS Group AG, 1.494%, 08/10/2027	964,548	0.0
2,423,000 (2)(3)	UBS Group AG, 9.250%, 12/31/2199	2,584,021	0.0
9,106,000 (1)(3)	US Bancorp, 5.033%, 01/26/2037	8,975,477	0.1
1,960,000 (2)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	2,015,268	0.0
9,474,000 (1)(3)	Wells Fargo & Co., 4.960%, 01/23/2037	9,232,555	0.1
11,503,000 (3)	Wells Fargo & Co., 5.433%, 01/23/2047	10,907,910	0.1
520,000 (3)	Wells Fargo & Co., 5.499%, 01/23/2035	529,502	0.0
8,242,000 (3)	Wells Fargo & Co., 5.605%, 04/23/2036	8,437,247	0.1
718,000 (3)	Wells Fargo & Co., 6.491%, 10/23/2034	777,651	0.0
2,052,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	2,032,976	0.0
5,949,000 (1)(3)	Wells Fargo & Co. GG, 6.125%, 12/31/2199	5,972,967	0.1
3,280,000 (2)	Westpac New Zealand Ltd., 5.132%, 02/26/2027	3,305,585	0.0
469,000	Weyerhaeuser Co., 4.750%, 05/15/2026	469,152	0.0
5,578,000 (2)	Wynnton Funding Trust, 5.251%, 08/15/2035	5,486,076	0.1
9,491,000 (2)	Wynnton Funding Trust II, 5.991%, 08/15/2055	9,387,178	0.1
		926,745,591	8.3

	Industrial: 2.1%
2,347,000 (1)	3M Co., 5.150%, 03/15/2035	2,363,685	0.0
2,294,000	AGCO Corp., 5.450%, 03/21/2027	2,310,099	0.0
1,546,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	1,584,461	0.0
1,950,000 (2)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	2,014,598	0.0
2,570,000 (1)(2)	Arcosa, Inc., 6.875%, 08/15/2032	2,635,311	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
4,723,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	$4,776,091	0.1
4,302,000 (2)	BAE Systems PLC, 5.125%, 03/26/2029	4,391,044	0.1
3,668,000	Berry Global, Inc., 1.650%, 01/15/2027	3,592,082	0.0
1,512,000	Boeing Co., 5.930%, 05/01/2060	1,452,599	0.0
423,000	Boeing Co., 6.858%, 05/01/2054	465,924	0.0
2,673,000	Boeing Co., 7.008%, 05/01/2064	2,957,817	0.0
3,355,000 (1)(2)	Bombardier, Inc., 7.250%, 07/01/2031	3,519,955	0.0
7,452,000	Canadian National Railway Co., 4.200%, 03/12/2031	7,352,357	0.1
1,551,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	1,473,509	0.0
687,000	Carrier Global Corp., 2.722%, 02/15/2030	641,839	0.0
3,290,000 (2)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	3,259,070	0.0
2,235,000	Caterpillar Financial Services Corp., 4.700%, 11/15/2029	2,266,606	0.0
2,750,000 (1)(2)(3)	Cemex SAB de CV, 7.200%, 12/31/2199	2,797,075	0.0
4,253,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	4,305,328	0.1
4,120,000 (1)	CNH Industrial Capital LLC, 5.500%, 01/12/2029	4,224,459	0.1
3,184,000	CRH SMW Finance DAC, 5.200%, 05/21/2029	3,254,490	0.0
4,255,000 (2)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	4,332,905	0.1
3,050,000 (1)(2)	Energizer Holdings, Inc., 4.375%, 03/31/2029	2,904,208	0.0
269,000	FedEx Corp., 4.550%, 04/01/2046	224,702	0.0
1,855,813	FedEx Corp. Class AA Pass Through Trust 20-1, AA, 1.875%, 08/20/2035	1,601,706	0.0
4,723,000	Flex Ltd., 5.250%, 01/15/2032	4,753,345	0.1
2,414,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	2,302,520	0.0
1,487,000	Fortune Brands Innovations, Inc., 4.000%, 03/25/2032	1,400,743	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
3,170,000 (2)	FTAI Aviation Investors LLC, 7.000%, 06/15/2032	$3,252,201	0.0
1,345,000	GATX Corp., 4.000%, 06/30/2030	1,310,055	0.0
798,000 (1)	GATX Corp., 6.050%, 06/05/2054	793,042	0.0
2,150,000 (2)	GFL Environmental Holdings US, Inc., 5.500%, 02/01/2034	2,111,399	0.0
1,128,000	GXO Logistics, Inc., 6.250%, 05/06/2029	1,170,270	0.0
4,298,000	HEICO Corp., 5.250%, 08/01/2028	4,381,569	0.1
7,570,000 (2)	Honeywell Aerospace, Inc., 5.732%, 03/16/2056	7,487,871	0.1
4,409,000 (2)	Honeywell Aerospace, Inc., 5.852%, 03/16/2066	4,376,755	0.1
316,000	Honeywell International, Inc., 4.750%, 02/01/2032	316,826	0.0
2,414,000	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	2,369,297	0.0
3,080,000 (2)	Imola Merger Corp., 4.750%, 05/15/2029	2,995,604	0.0
1,219,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	1,248,240	0.0
1,440,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	1,473,508	0.0
808,000 (1)	Ingersoll Rand, Inc., 5.450%, 06/15/2034	825,327	0.0
2,841,000	Jacobs Solutions, Inc., 4.750%, 03/03/2031	2,802,344	0.0
3,021,000 (1)	Jacobs Solutions, Inc., 5.375%, 03/03/2036	2,948,212	0.0
3,643,000	John Deere Capital Corp., 4.400%, 09/08/2031	3,639,797	0.0
6,621,000	John Deere Capital Corp., MTN, 4.700%, 06/10/2030	6,711,731	0.1
2,816,000	John Deere Capital Corp., MTN, 4.850%, 06/11/2029	2,868,497	0.0
5,217,000	John Deere Capital Corp., MTN, 4.900%, 03/07/2031	5,327,929	0.1
2,203,000 (1)	L3Harris Technologies, Inc., 5.050%, 06/01/2029	2,241,917	0.0
731,000	Mohawk Industries, Inc., 5.850%, 09/18/2028	752,571	0.0
339,000 (1)	Norfolk Southern Corp., 5.050%, 08/01/2030	346,421	0.0
994,000	Norfolk Southern Corp., 5.550%, 03/15/2034	1,030,783	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
172,000	Norfolk Southern Corp., 5.950%, 03/15/2064	$170,444	0.0
2,445,000 (1)(2)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	2,344,396	0.0
4,012,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.700%, 06/15/2026	3,989,769	0.1
5,266,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	5,344,198	0.1
4,173,000 (1)(2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 02/01/2030	4,237,358	0.1
7,742,000 (1)(2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	7,876,333	0.1
2,120,000 (2)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	2,151,276	0.0
2,164,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	2,000,373	0.0
3,653,000	Ryder System, Inc., 5.000%, 03/15/2030	3,696,953	0.0
1,847,000 (1)	Ryder System, Inc., 6.600%, 12/01/2033	2,024,702	0.0
2,193,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	2,222,219	0.0
2,200,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	2,235,603	0.0
421,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	430,956	0.0
3,012,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	3,098,132	0.0
2,986,000 (2)	Sealed Air Corp., 1.573%, 10/15/2026	2,980,647	0.0
2,825,000 (1)(2)	Sealed Air Corp/Sealed Air Corp. US, 7.250%, 02/15/2031	2,964,132	0.0
6,495,000 (1)	Smurfit Kappa Treasury ULC, 5.200%, 01/15/2030	6,622,622	0.1
2,183,000	Smurfit Kappa Treasury ULC, 5.438%, 04/03/2034	2,216,200	0.0
2,110,000 (1)(2)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	2,177,467	0.0
2,396,000	Sonoco Products Co., 4.600%, 09/01/2029	2,389,989	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,070,000 (1)(2)	Standard Building Solutions, Inc., 6.500%, 08/15/2032	$1,071,500	0.0
3,925,000 (2)	Standard Industries, Inc., 4.375%, 07/15/2030	3,701,961	0.1
2,720,000 (1)(2)	Terex Corp., 6.250%, 10/15/2032	2,740,246	0.0
2,405,000 (1)(2)	TransDigm, Inc., 6.750%, 01/31/2034	2,438,321	0.0
4,229,000	Vertiv Holdings Co., 5.650%, 03/15/2046	4,036,482	0.1
4,572,000 (1)	Waste Connections, Inc., 4.800%, 07/15/2036	4,481,216	0.1
2,720,000 (2)	Waste Pro USA, Inc., 7.000%, 02/01/2033	2,757,403	0.0
2,459,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	2,466,615	0.0
6,037,000 (2)	WSP Global, Inc., 5.039%, 09/18/2031	5,989,141	0.1
		232,797,348	2.1

	Technology: 2.6%
8,911,000	Accenture Capital, Inc., 4.250%, 10/04/2031	8,809,618	0.1
5,141,000 (1)	Adobe, Inc., 4.950%, 01/17/2030	5,249,930	0.1
2,615,000 (1)(2)	Amentum Escrow Corp., 7.250%, 08/01/2032	2,708,525	0.0
4,276,000 (2)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	4,167,232	0.1
5,501,000	Broadcom, Inc., 2.450%, 02/15/2031	4,997,201	0.1
5,460,000 (2)	Broadcom, Inc., 3.187%, 11/15/2036	4,565,395	0.1
3,037,000	Broadcom, Inc., 4.800%, 10/15/2034	2,992,366	0.0
4,244,000	Broadcom, Inc., 4.900%, 07/15/2032	4,282,662	0.1
7,800,000 (2)	Broadcom, Inc., 4.926%, 05/15/2037	7,570,536	0.1
2,641,000	Broadcom, Inc., 5.050%, 04/15/2030	2,692,502	0.0
2,439,000	Broadcom, Inc., 5.150%, 11/15/2031	2,502,627	0.0
1,268,000	Broadcom, Inc., 5.200%, 04/15/2032	1,298,445	0.0
2,405,000 (2)	CACI International, Inc., 6.375%, 06/15/2033	2,449,771	0.0
3,662,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	3,651,185	0.0
2,359,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	2,356,120	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
3,620,000 (2)	Cloud Software Group, Inc., 8.250%, 06/30/2032	$3,436,230	0.0
3,085,000 (1)(2)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	3,099,496	0.0
1,745,000 (1)(2)	CoreWeave, Inc., 9.250%, 06/01/2030	1,697,212	0.0
2,923,000	Fiserv, Inc., 5.150%, 03/15/2027	2,937,849	0.0
1,384,000	Fiserv, Inc., 5.150%, 08/12/2034	1,344,950	0.0
1,925,000 (1)(2)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	1,915,565	0.0
1,013,000 (2)	Foundry JV Holdco LLC, 5.875%, 01/25/2034	1,026,592	0.0
1,717,000 (2)	Foundry JV Holdco LLC, 5.900%, 01/25/2030	1,777,807	0.0
6,281,000 (2)	Foundry JV Holdco LLC, 6.200%, 01/25/2037	6,498,241	0.1
5,146,000 (1)	Hewlett Packard Enterprise Co., 4.850%, 10/15/2031	5,112,529	0.1
3,782,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	3,378,786	0.0
2,449,000 (1)	HP, Inc., 2.650%, 06/17/2031	2,178,905	0.0
4,276,000 (1)	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	4,283,476	0.1
245,000 (1)	Intel Corp., 5.600%, 02/21/2054	224,936	0.0
3,250,000	Intel Corp., 5.700%, 02/10/2053	2,994,962	0.0
6,251,000	International Business Machines Corp., 4.800%, 02/10/2030	6,321,618	0.1
3,191,000	International Business Machines Corp., 4.900%, 07/27/2052	2,693,603	0.0
7,256,000	International Business Machines Corp., 4.950%, 02/03/2036	7,070,913	0.1
3,709,000 (1)	International Business Machines Corp., 5.000%, 02/10/2032	3,747,418	0.0
2,909,000 (1)	International Business Machines Corp., 5.200%, 02/10/2035	2,925,189	0.0
9,043,000 (1)	International Business Machines Corp., 5.800%, 02/03/2056	8,651,927	0.1
3,306,000 (1)	Intuit, Inc., 5.200%, 09/15/2033	3,364,599	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
12,129,000 (1)	Intuit, Inc., 5.500%, 09/15/2053	$11,165,576	0.1
2,459,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	2,275,109	0.0
2,006,000	Marvell Technology, Inc., 5.750%, 02/15/2029	2,071,472	0.0
4,080,000	Micron Technology, Inc., 3.366%, 11/01/2041	3,169,220	0.0
3,196,000	Micron Technology, Inc., 5.800%, 01/15/2035	3,404,050	0.0
10,003,000	Micron Technology, Inc., 6.050%, 11/01/2035	10,798,040	0.1
5,176,000 (1)(2)	MSCI, Inc., 3.625%, 09/01/2030	4,894,847	0.1
3,519,000 (1)	MSCI, Inc., 5.150%, 03/15/2036	3,410,267	0.0
2,593,000	NetApp, Inc., 5.500%, 03/17/2032	2,655,733	0.0
2,114,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	2,096,014	0.0
1,985,000 (2)	OAK-Eagle Acquireco, Inc., 7.250%, 07/01/2033	2,057,938	0.0
770,000 (2)	OAK-Eagle Acquireco, Inc., 8.750%, 07/01/2034	806,611	0.0
4,220,000 (1)(2)	Open Text Holdings, Inc., 4.125%, 12/01/2031	3,604,517	0.0
5,808,000	Oracle Corp., 2.300%, 03/25/2028	5,534,673	0.1
2,520,000	Oracle Corp., 2.950%, 04/01/2030	2,301,033	0.0
2,941,000	Oracle Corp., 3.800%, 11/15/2037	2,337,126	0.0
177,000	Oracle Corp., 3.850%, 07/15/2036	146,735	0.0
498,000	Oracle Corp., 3.850%, 04/01/2060	293,370	0.0
5,152,000	Oracle Corp., 4.950%, 02/04/2031	5,042,677	0.1
2,644,000 (1)	Oracle Corp., 5.200%, 09/26/2035	2,481,392	0.0
7,726,000	Oracle Corp., 5.350%, 05/04/2033	7,523,854	0.1
5,280,000	Oracle Corp., 5.375%, 09/27/2054	4,097,118	0.1
2,161,000	Oracle Corp., 5.500%, 09/27/2064	1,656,500	0.0
3,125,000	Oracle Corp., 5.875%, 09/26/2045	2,698,069	0.0
11,915,000 (1)	Oracle Corp., 5.950%, 09/26/2055	10,031,148	0.1
4,320,000	Oracle Corp., 6.000%, 08/03/2055	3,625,275	0.0
3,890,000	Oracle Corp., 6.100%, 09/26/2065	3,227,864	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
1,739,000	Oracle Corp., 6.125%, 08/03/2065	$1,447,693	0.0
2,415,000	Oracle Corp., 6.550%, 02/04/2046	2,254,643	0.0
2,945,000	Oracle Corp., 6.700%, 02/04/2056	2,735,396	0.0
2,415,000	Oracle Corp., 6.850%, 02/04/2066	2,222,348	0.0
2,095,000 (1)(2)	Playtika Holding Corp., 4.250%, 03/15/2029	1,637,033	0.0
2,628,000	Qualcomm, Inc., 4.750%, 05/20/2032	2,643,300	0.0
5,107,000	Salesforce, Inc., 4.900%, 09/15/2031	5,100,975	0.1
6,127,000	Salesforce, Inc., 5.200%, 03/15/2033	6,118,303	0.1
4,551,000	Salesforce, Inc., 5.550%, 03/15/2036	4,538,560	0.1
4,229,000	Salesforce, Inc., 6.400%, 03/15/2046	4,260,918	0.1
6,940,000	Salesforce, Inc., 6.550%, 03/15/2056	6,968,744	0.1
2,555,000 (1)	Synopsys, Inc., 5.000%, 04/01/2032	2,578,029	0.0
2,204,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	2,252,802	0.0
2,414,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	2,222,513	0.0
		287,364,403	2.6

	Utilities: 2.7%
4,409,000	AEP Texas, Inc., 5.450%, 05/15/2029	4,522,577	0.1
1,580,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	1,592,849	0.0
4,300,000 (1)	AES Corp., 5.800%, 03/15/2032	4,326,257	0.1
1,119,000	Alabama Power Co., 5.850%, 11/15/2033	1,185,292	0.0
2,014,000 (3)	Algonquin Power & Utilities Corp., 5.365%, 06/15/2026	2,015,783	0.0
2,025,000 (2)	Alpha Generation LLC, 6.750%, 10/15/2032	2,056,109	0.0
2,175,000	Ameren Corp., 1.750%, 03/15/2028	2,069,180	0.0
1,788,000	Ameren Corp., 5.000%, 01/15/2029	1,816,571	0.0
2,443,000 (1)(2)	American Transmission Systems, Inc., 2.650%, 01/15/2032	2,190,092	0.0
2,225,000	Avangrid, Inc., 3.800%, 06/01/2029	2,172,278	0.0
1,956,000	Black Hills Corp., 3.050%, 10/15/2029	1,860,345	0.0
12,184,000	Black Hills Corp., 4.550%, 01/31/2031	12,059,366	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,123,000	Black Hills Corp., 6.000%, 01/15/2035	$1,166,330	0.0
2,075,000 (2)	Boston Gas Co., 5.843%, 01/10/2035	2,177,405	0.0
1,912,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	1,960,320	0.0
1,857,260 (2)	Chile Electricity Lux Mpc II Sarl, 5.580%, 10/20/2035	1,874,458	0.0
1,929,000 (2)	Cleveland Electric Illuminating Co., 3.500%, 04/01/2028	1,890,139	0.0
1,392,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	1,270,712	0.0
5,088,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	4,938,229	0.1
3,750,000 (2)	Comision Federal de Electricidad, 5.700%, 01/24/2030	3,755,625	0.1
5,075,000 (2)	Comision Federal de Electricidad, 6.450%, 01/24/2035	5,053,431	0.1
436,000	Consolidated Edison Co. of New York, Inc. 05-A, 5.300%, 03/01/2035	443,192	0.0
1,342,000	DTE Energy Co., 4.950%, 07/01/2027	1,351,014	0.0
3,698,000	DTE Energy Co., 5.200%, 04/01/2030	3,772,800	0.1
1,132,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	1,035,904	0.0
3,061,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	2,737,170	0.0
896,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	951,662	0.0
1,453,000 (1)	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	1,322,918	0.0
1,438,000 (2)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	1,309,890	0.0
3,791,000 (2)	Electricite de France SA, 4.875%, 09/21/2038	3,516,006	0.1
5,021,000	Entergy Arkansas LLC, 5.750%, 01/15/2056	4,926,764	0.1
2,072,000	Entergy Corp., 2.400%, 06/15/2031	1,841,045	0.0
1,124,000	Entergy Corp., 2.800%, 06/15/2030	1,045,633	0.0
1,801,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	1,808,830	0.0
1,935,000	Entergy Texas, Inc., 4.000%, 03/30/2029	1,918,894	0.0
4,299,000	Essential Utilities, Inc., 2.704%, 04/15/2030	3,991,825	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,145,000	Essential Utilities, Inc., 5.375%, 01/15/2034	$1,161,280	0.0
1,818,000 (1)	Evergy Kansas Central, Inc., 5.250%, 03/15/2035	1,833,351	0.0
802,000 (1)	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	851,149	0.0
1,937,000 (1)	Evergy Metro, Inc. 2020, 2.250%, 06/01/2030	1,771,735	0.0
2,414,000	Eversource Energy, 2.550%, 03/15/2031	2,179,098	0.0
4,069,000	Eversource Energy, 2.900%, 03/01/2027	4,017,427	0.1
1,219,000	Eversource Energy, 5.125%, 05/15/2033	1,215,571	0.0
2,696,000	Eversource Energy, 5.450%, 03/01/2028	2,740,634	0.0
1,423,000	Eversource Energy, 5.500%, 01/01/2034	1,443,664	0.0
2,725,000	Eversource Energy, 5.950%, 02/01/2029	2,823,872	0.0
1,503,000 (3)	Eversource Energy A, 6.100%, 08/15/2056	1,485,057	0.0
2,705,000 (3)	Eversource Energy B, 6.350%, 08/15/2056	2,670,073	0.0
2,241,000 (1)	Eversource Energy U, 1.400%, 08/15/2026	2,216,287	0.0
4,339,000	Exelon Corp., 5.150%, 03/15/2028	4,391,822	0.1
1,911,000	Exelon Corp., 5.150%, 03/15/2029	1,948,020	0.0
3,349,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	3,322,553	0.0
1,714,000	Florida Power & Light Co., 4.625%, 05/15/2030	1,731,880	0.0
2,006,000	Florida Power & Light Co., 5.300%, 06/15/2034	2,063,259	0.0
1,433,000	Georgia Power Co., 4.650%, 05/16/2028	1,444,796	0.0
3,844,000 (1)	Idaho Power Co., 4.850%, 03/01/2036	3,764,010	0.1
1,906,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	1,837,387	0.0
623,000 (1)(2)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	559,928	0.0
873,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	902,662	0.0
2,459,000 (2)	Liberty Utilities Co., 5.577%, 01/31/2029	2,509,245	0.0
3,667,000 (2)	Liberty Utilities Co., 5.869%, 01/31/2034	3,806,649	0.1
2,700,000 (2)	Lightning Power LLC, 7.250%, 08/15/2032	2,808,669	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
873,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	$903,241	0.0
2,192,000 (1)(2)	Monongahela Power Co., 3.550%, 05/15/2027	2,171,113	0.0
1,959,000 (2)	Monongahela Power Co., 5.850%, 02/15/2034	2,060,956	0.0
2,608,000 (2)	Narragansett Electric Co., 3.395%, 04/09/2030	2,494,237	0.0
2,878,000	National Grid PLC, 5.418%, 01/11/2034	2,933,941	0.0
4,164,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	3,868,069	0.1
2,177,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	1,952,925	0.0
608,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	589,889	0.0
356,000 (1)	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	377,366	0.0
2,086,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.650%, 06/15/2031	1,798,368	0.0
3,483,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	3,418,008	0.0
4,864,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	4,699,262	0.1
3,002,000	NextEra Energy Capital Holdings, Inc., 5.300%, 03/15/2032	3,075,852	0.0
5,039,000	NextEra Energy Capital Holdings, Inc., 5.850%, 03/01/2056	4,921,645	0.1
2,937,000 (3)	NextEra Energy Capital Holdings, Inc., 6.375%, 08/15/2055	2,993,675	0.0
3,061,000 (3)	NextEra Energy Capital Holdings, Inc., 6.500%, 08/15/2055	3,159,962	0.0
2,000,000 (1)(2)	Niagara Energy SAC, 5.746%, 10/03/2034	2,008,800	0.0
3,256,000 (2)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	2,930,032	0.0
444,000 (2)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	417,274	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
3,611,000	NiSource, Inc., 5.850%, 04/01/2055	$3,512,775	0.1
7,776,000 (2)	NorthWestern Corp., 5.073%, 03/21/2030	7,903,054	0.1
2,315,000 (2)	NRG Energy, Inc., 6.000%, 02/01/2033	2,317,072	0.0
1,282,000 (1)	NSTAR Electric Co., 1.950%, 08/15/2031	1,122,042	0.0
914,000	NSTAR Electric Co., 5.400%, 06/01/2034	934,647	0.0
1,105,000	OGE Energy Corp., 5.450%, 05/15/2029	1,132,371	0.0
1,466,000 (1)	ONE Gas, Inc., 5.100%, 04/01/2029	1,496,383	0.0
1,280,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	1,001,056	0.0
761,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	628,395	0.0
2,330,000 (3)	PG&E Corp., 6.850%, 09/15/2056	2,303,352	0.0
3,432,000 (1)(2)	PSEG Power LLC, 5.200%, 05/15/2030	3,486,665	0.0
4,066,000 (2)	PSEG Power LLC, 5.750%, 05/15/2035	4,131,961	0.1
1,440,000 (1)	Public Service Electric and Gas Co., MTN, 5.200%, 03/01/2034	1,465,051	0.0
1,529,000	Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	1,346,640	0.0
3,272,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	2,904,294	0.0
2,666,000	Public Service Enterprise Group, Inc., 4.900%, 03/15/2030	2,693,516	0.0
3,888,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	3,964,616	0.1
1,187,000	Public Service Enterprise Group, Inc., 5.400%, 03/15/2035	1,201,964	0.0
2,950,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	3,016,008	0.0
4,028,000 (1)(3)	Sempra, 6.400%, 10/01/2054	4,016,759	0.1
4,593,000 (1)	South Jersey Industries, Inc., 5.020%, 04/15/2031	4,017,611	0.1
3,460,000	Southern Co., 5.113%, 08/01/2027	3,491,133	0.0
4,495,000 (3)	Southern Co. 21-A, 3.750%, 09/15/2051	4,466,452	0.1
1,170,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	1,187,060	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
9,531,000	Southwestern Public Service Co., 5.300%, 05/15/2035	$9,564,184	0.1
497,000	Southwestern Public Service Co., 6.000%, 06/01/2054	501,044	0.0
2,080,000 (2)	Talen Energy Supply LLC, 6.500%, 02/01/2036	2,095,560	0.0
3,150,000	Tucson Electric Power Co., 5.200%, 09/15/2034	3,170,530	0.0
5,719,000	Virginia Electric and Power Co., 4.950%, 03/15/2036	5,577,303	0.1
3,054,000 (2)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	2,983,233	0.0
4,162,000 (1)	WEC Energy Group, Inc., 1.375%, 10/15/2027	3,975,935	0.1
2,448,000 (1)	WEC Energy Group, Inc., 2.200%, 12/15/2028	2,312,434	0.0
1,155,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	1,167,764	0.0
1,335,000 (1)	Wisconsin Electric Power Co., 1.700%, 06/15/2028	1,267,053	0.0
1,480,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	1,502,942	0.0
3,119,000	Xcel Energy, Inc., 5.600%, 04/15/2035	3,171,167	0.0
2,754,000 (1)(3)	Xcel Energy, Inc., 5.750%, 12/03/2056	2,689,220	0.0
		301,920,834	2.7

	Total Corporate Bonds/ Notes (Cost $3,014,767,112)	3,001,228,484	26.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.9%
	Federal Home Loan Mortgage Corporation: 0.8%(4)
54,669	2.500%, 05/01/2030	53,019	0.0
146,695	2.500%, 05/01/2030	142,165	0.0
247,112	2.500%, 06/01/2030	239,394	0.0
538,996	3.000%, 11/01/2042	494,804	0.0
559,397	3.000%, 02/01/2043	513,184	0.0
616,553	3.000%, 03/01/2045	561,964	0.0
639,857	3.000%, 03/01/2045	585,024	0.0
1,785,198	3.000%, 04/01/2045	1,630,188	0.0
1,821,283	3.000%, 04/01/2045	1,663,138	0.0
814,014	3.000%, 10/01/2046	738,166	0.0
6,950,462	3.000%, 10/01/2046	6,281,248	0.1
2,668,915	3.000%, 03/01/2048	2,413,004	0.0
3,220,972	3.000%, 03/01/2048	2,914,945	0.0
8,497,861	3.000%, 08/01/2048	7,655,128	0.1
2,691,909	3.500%, 01/01/2045	2,535,969	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
1,017,200	3.500%, 03/01/2045	$956,886	0.0
4,129,166	3.500%, 12/01/2046	3,880,741	0.1
3,288,572	3.500%, 04/01/2047	3,096,110	0.1
2,217,485	3.500%, 07/01/2047	2,074,999	0.0
2,102,316	3.500%, 10/01/2047	1,958,151	0.0
8,137,726	3.500%, 01/01/2048	7,592,970	0.1
1,103,484	3.500%, 03/01/2048	1,030,986	0.0
19,474,159	3.500%, 03/01/2048	18,256,670	0.2
222,890	4.000%, 10/01/2041	214,937	0.0
311,302	4.000%, 12/01/2041	300,197	0.0
829,001	4.000%, 08/01/2044	799,345	0.0
307,730	4.000%, 07/01/2045	296,786	0.0
494,167	4.000%, 09/01/2045	475,878	0.0
687,425	4.000%, 09/01/2045	663,050	0.0
945,508	4.000%, 09/01/2045	910,711	0.0
7,604,504	4.000%, 11/01/2045	7,324,643	0.1
757,254	4.000%, 05/01/2046	728,604	0.0
464,462	4.000%, 05/01/2047	447,891	0.0
2,579,280	4.000%, 11/01/2047	2,469,017	0.0
151,718	4.000%, 03/01/2048	145,790	0.0
2,990,467	4.000%, 06/01/2048	2,882,545	0.0
130,728	4.500%, 08/01/2041	129,332	0.0
329,853	4.500%, 09/01/2041	327,029	0.0
325,724	4.500%, 10/01/2041	322,936	0.0
783,954	4.500%, 03/01/2044	769,882	0.0
1,523,240	4.500%, 02/01/2048	1,499,830	0.0
178,790	4.500%, 06/01/2048	176,098	0.0
30,546	5.000%, 01/01/2041	30,927	0.0
173,829	5.000%, 04/01/2041	174,136	0.0
9,320	5.500%, 07/01/2037	9,634	0.0
525,626	5.500%, 11/01/2038	542,072	0.0
4,877	6.000%, 01/01/2029	4,978	0.0
1,154	6.500%, 12/01/2031	1,195	0.0
127,211	6.500%, 09/01/2034	131,738	0.0
1,908 (3)	6.502%, (RFUCCT1Y + 1.755%), 05/01/2037	1,968	0.0
		89,050,002	0.8
	Federal National Mortgage Association: 0.2%(4)
13,631,239	3.000%, 12/01/2054	12,104,175	0.1
1,788,031	3.500%, 01/01/2044	1,682,369	0.0
2,196,087	4.000%, 12/01/2046	2,134,613	0.0
776,865	4.500%, 09/01/2047	766,931	0.0
6,498,868	5.000%, 08/01/2056	6,485,720	0.1
30,138	6.000%, 05/01/2038	30,862	0.0
		23,204,670	0.2
	Government National Mortgage Association: 4.5%
7,247,806	2.500%, 03/20/2051	6,243,789	0.1
4,063,015	2.500%, 04/20/2051	3,502,969	0.0
17,048,518	2.500%, 04/20/2051	14,688,510	0.1
5,882,108	2.500%, 05/20/2051	5,067,636	0.1
15,259,515	2.500%, 08/20/2051	13,145,659	0.1
6,614,299	2.500%, 09/20/2051	5,700,444	0.1
15,313,640	2.500%, 12/20/2051	13,192,944	0.1
19,926,305	2.500%, 04/20/2052	17,166,868	0.2
4,303,038	3.000%, 10/20/2049	3,910,336	0.0
2,384,400	3.000%, 11/20/2049	2,166,801	0.0
2,079,785	3.000%, 10/20/2051	1,860,303	0.0
3,912,886	3.000%, 10/20/2051	3,441,061	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
2,226,677	3.000%, 11/20/2051	$1,946,508	0.0
571,363	3.500%, 07/20/2046	524,720	0.0
2,391,344	3.500%, 07/20/2046	2,193,191	0.0
791,873	3.500%, 10/20/2046	732,118	0.0
332,453	3.500%, 02/20/2047	308,500	0.0
214,131	3.500%, 03/20/2047	198,233	0.0
226,113	3.500%, 07/20/2047	212,539	0.0
518,502	3.500%, 08/20/2047	479,898	0.0
560,436	3.500%, 09/20/2047	518,033	0.0
4,742,406	3.500%, 12/20/2047	4,398,200	0.1
2,823,048	3.500%, 01/20/2048	2,624,027	0.0
2,480,586	3.500%, 02/20/2048	2,281,175	0.0
4,266,693	3.500%, 02/20/2048	3,977,774	0.1
341,144	3.500%, 03/20/2048	315,947	0.0
11,379,187	3.500%, 03/20/2048	10,592,718	0.1
83,685	4.000%, 11/20/2040	81,002	0.0
491,037	4.000%, 03/20/2046	468,771	0.0
6,219,230	4.000%, 09/20/2047	5,946,048	0.1
2,875,855	4.000%, 02/20/2050	2,734,798	0.0
114,913	4.500%, 10/15/2039	116,397	0.0
80,243	4.500%, 11/15/2039	79,879	0.0
89,546	4.500%, 11/15/2039	88,946	0.0
26,402	4.500%, 12/15/2039	26,061	0.0
4,979,249	4.500%, 08/20/2040	4,931,157	0.1
5,902,975	4.500%, 09/20/2040	5,853,104	0.1
3,893,194	4.500%, 06/20/2041	3,839,580	0.0
25,097	4.500%, 08/20/2041	24,888	0.0
507,896	4.500%, 09/15/2047	497,285	0.0
130,068,000 (5)	4.500%, 04/20/2053	125,673,478	1.1
3,383,627	5.000%, 11/20/2052	3,377,049	0.0
938,194	5.000%, 01/20/2053	936,085	0.0
1,676,799	5.000%, 06/20/2053	1,669,976	0.0
46,485,000 (5)	5.000%, 05/15/2056	45,948,861	0.4
137,677,000 (5)	5.500%, 05/20/2056	138,295,685	1.2
8,806,355	6.000%, 05/20/2055	8,972,233	0.1
32,063,000 (5)	6.000%, 05/15/2056	32,568,041	0.3
		503,520,225	4.5
	Uniform Mortgage-Backed Securities: 14.4%
15,970,681	2.000%, 12/01/2050	13,015,033	0.1
9,806,885	2.000%, 05/01/2051	8,088,492	0.1
21,067,932	2.000%, 05/01/2051	17,084,449	0.2
27,794,572	2.000%, 05/01/2051	22,575,128	0.2
824,389	2.000%, 07/01/2051	669,542	0.0
4,208,074	2.000%, 08/01/2051	3,441,359	0.0
8,896,983	2.000%, 08/01/2051	7,223,511	0.1
17,307,249	2.000%, 09/01/2051	14,042,847	0.1
8,160,746	2.000%, 10/01/2051	6,619,410	0.1
789,311	2.000%, 11/01/2051	646,816	0.0
1,751,901	2.000%, 11/01/2051	1,437,053	0.0
13,782,761	2.000%, 11/01/2051	11,360,153	0.1
6,875,799	2.000%, 12/01/2051	5,637,801	0.1
24,646,226	2.000%, 12/01/2051	19,978,384	0.2
4,069,116	2.000%, 01/01/2052	3,351,018	0.0
3,312,055	2.000%, 02/01/2052	2,715,953	0.0
4,018,232	2.000%, 02/01/2052	3,298,761	0.0
6,687,297	2.000%, 02/01/2052	5,480,018	0.1
6,819,000	2.000%, 02/01/2052	5,585,754	0.1
10,058,877	2.000%, 02/01/2052	8,271,158	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
10,381,606	2.000%, 02/01/2052	$8,543,110	0.1
11,536,240	2.000%, 02/01/2052	9,496,406	0.1
21,105,832	2.000%, 02/01/2052	17,154,347	0.2
22,710,171	2.000%, 02/01/2052	18,649,133	0.1
4,111,686	2.000%, 03/01/2052	3,378,335	0.0
4,361,964	2.000%, 03/01/2052	3,594,352	0.0
5,103,638	2.000%, 03/01/2052	4,167,337	0.0
5,444,668	2.000%, 04/01/2052	4,480,489	0.1
390,993,000 (5)	2.000%, 04/01/2056	315,024,280	2.8
282,916	2.500%, 05/01/2030	274,507	0.0
460,075	2.500%, 06/01/2030	447,118	0.0
599,351	2.500%, 06/01/2030	582,123	0.0
251,210	2.500%, 07/01/2030	243,989	0.0
12,079	2.500%, 02/01/2050	10,289	0.0
19,099	2.500%, 04/01/2050	16,228	0.0
15,142	2.500%, 05/01/2050	12,887	0.0
28,973	2.500%, 05/01/2050	24,663	0.0
29,179	2.500%, 05/01/2050	24,821	0.0
55,158	2.500%, 05/01/2050	46,937	0.0
149,669	2.500%, 05/01/2050	127,359	0.0
13,287	2.500%, 06/01/2050	11,306	0.0
1,384,294	2.500%, 06/01/2050	1,187,102	0.0
16,611,351	2.500%, 06/01/2050	14,263,314	0.1
183,511	2.500%, 07/01/2050	156,087	0.0
2,825,834	2.500%, 07/01/2050	2,404,334	0.0
22,240,894	2.500%, 07/01/2050	18,939,360	0.2
87,479	2.500%, 08/01/2050	74,502	0.0
613,505	2.500%, 08/01/2050	522,635	0.0
1,603,484	2.500%, 08/01/2050	1,364,141	0.0
1,799,315	2.500%, 08/01/2050	1,528,782	0.0
18,507,267	2.500%, 08/01/2050	15,904,917	0.2
22,439	2.500%, 09/01/2050	19,136	0.0
69,395	2.500%, 09/01/2050	59,062	0.0
170,898	2.500%, 09/01/2050	145,318	0.0
696,992	2.500%, 09/01/2050	593,029	0.0
806,699	2.500%, 09/01/2050	686,288	0.0
3,452,450	2.500%, 10/01/2050	2,937,127	0.0
3,683,629	2.500%, 10/01/2050	3,132,646	0.0
2,941,784	2.500%, 11/01/2050	2,509,467	0.0
69,638	2.500%, 01/01/2051	59,199	0.0
8,807,673	2.500%, 02/01/2051	7,427,960	0.1
19,500,115	2.500%, 04/01/2051	16,544,767	0.2
2,911,884	2.500%, 05/01/2051	2,500,330	0.0
3,476,446	2.500%, 09/01/2051	2,990,074	0.0
16,041,305	2.500%, 11/01/2051	13,643,467	0.1
2,146,358	2.500%, 12/01/2051	1,845,997	0.0
13,853,571	2.500%, 12/01/2051	11,936,936	0.1
13,134,657	2.500%, 01/01/2052	11,286,209	0.1
3,024,002	2.500%, 02/01/2052	2,596,270	0.0
3,131,518	2.500%, 02/01/2052	2,682,125	0.0
5,430,045	2.500%, 02/01/2052	4,653,244	0.1
6,057,223	2.500%, 02/01/2052	5,201,055	0.1
9,792,232	2.500%, 02/01/2052	8,292,784	0.1
94,675,767	2.500%, 02/01/2052	81,286,799	0.7
5,225,011	2.500%, 03/01/2052	4,465,492	0.1
7,673,990	2.500%, 03/01/2052	6,562,910	0.1
24,442,648	2.500%, 03/01/2052	21,007,795	0.2
15,171,351	2.500%, 04/01/2052	12,941,387	0.1
93,952,000 (5)	2.500%, 04/01/2056	79,007,760	0.7

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
412,441	3.000%, 08/01/2030	$405,040	0.0
209,769	3.000%, 09/01/2030	205,481	0.0
543,576	3.000%, 08/01/2035	523,519	0.0
1,241,873	3.000%, 04/01/2043	1,138,274	0.0
1,177,889	3.000%, 07/01/2043	1,078,520	0.0
365,272	3.000%, 08/01/2043	334,867	0.0
246,138	3.000%, 09/01/2043	225,495	0.0
3,972,868	3.000%, 04/01/2045	3,627,991	0.0
776,969	3.000%, 08/01/2046	703,534	0.0
1,685,792	3.000%, 08/01/2046	1,525,870	0.0
571,711	3.000%, 11/01/2046	517,372	0.0
1,278,877	3.000%, 12/01/2046	1,153,654	0.0
4,920,630	3.000%, 12/01/2046	4,447,439	0.1
2,905,041	3.000%, 03/01/2047	2,614,362	0.0
17,977,364	3.000%, 10/01/2050	15,941,979	0.2
1,657,292	3.000%, 03/01/2051	1,462,995	0.0
3,768,725	3.000%, 01/01/2052	3,344,117	0.0
2,938,041	3.000%, 02/01/2052	2,620,469	0.0
3,376,221	3.000%, 02/01/2052	3,006,819	0.0
4,111,227	3.000%, 02/01/2052	3,657,359	0.0
4,315,568	3.000%, 02/01/2052	3,853,952	0.0
4,379,381	3.000%, 02/01/2052	3,901,537	0.0
9,450,492	3.000%, 02/01/2052	8,413,318	0.1
7,963,280	3.000%, 03/01/2052	7,092,676	0.1
12,671,961	3.000%, 03/01/2052	11,258,657	0.1
16,439,560	3.000%, 05/01/2052	14,636,921	0.1
53,643,000 (5)	3.000%, 04/01/2056	47,124,944	0.4
8,167,219	3.500%, 06/01/2034	7,979,635	0.1
1,498,557	3.500%, 10/01/2042	1,412,995	0.0
642,165	3.500%, 04/01/2043	605,101	0.0
1,843,461	3.500%, 08/01/2043	1,737,058	0.0
1,122,132	3.500%, 03/01/2044	1,055,773	0.0
133,628	3.500%, 01/01/2046	125,683	0.0
102,455	3.500%, 02/01/2046	96,364	0.0
217,287	3.500%, 02/01/2046	204,597	0.0
609,479	3.500%, 08/01/2047	569,356	0.0
814,139	3.500%, 09/01/2047	759,023	0.0
10,474,945	3.500%, 11/01/2047	9,841,448	0.1
306,551	3.500%, 12/01/2047	284,567	0.0
570,284	3.500%, 02/01/2048	529,497	0.0
650,292	3.500%, 05/01/2048	603,516	0.0
5,832,025	3.500%, 07/01/2048	5,467,508	0.1
1,473,686	3.500%, 10/01/2049	1,380,422	0.0
1,825,451	3.500%, 02/01/2052	1,695,763	0.0
78,551	4.000%, 03/01/2042	75,858	0.0
71,860	4.000%, 07/01/2042	69,438	0.0
276,703	4.000%, 07/01/2042	265,916	0.0
572,045	4.000%, 07/01/2042	552,650	0.0
343,366	4.000%, 09/01/2043	331,597	0.0
977,576	4.000%, 01/01/2045	940,427	0.0
6,180,551	4.000%, 01/01/2045	5,983,927	0.1
701,349	4.000%, 03/01/2045	670,587	0.0
2,432,771	4.000%, 05/01/2045	2,343,080	0.0
723,219	4.000%, 06/01/2045	696,033	0.0
653,554	4.000%, 11/01/2045	629,797	0.0
1,995,791	4.000%, 02/01/2046	1,920,358	0.0
3,568,731	4.000%, 07/01/2047	3,422,038	0.0
314,969	4.000%, 08/01/2047	301,924	0.0
906,856	4.000%, 08/01/2047	866,782	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
40,063	4.000%, 03/01/2048	$38,364	0.0
291,150	4.000%, 03/01/2048	279,003	0.0
2,081,981	4.000%, 09/01/2048	1,991,785	0.0
6,489,395	4.000%, 04/01/2049	6,215,069	0.1
7,607,856	4.000%, 05/01/2052	7,226,327	0.1
4,564,007	4.000%, 06/01/2052	4,355,362	0.0
2,718,317	4.000%, 11/01/2052	2,612,389	0.0
4,463,126	4.000%, 11/01/2052	4,221,232	0.0
8,704,468	4.000%, 12/01/2054	8,221,977	0.1
74,099,000 (5)	4.000%, 04/01/2056	69,931,526	0.6
780,724	4.250%, 11/01/2043	762,186	0.0
56,454	4.500%, 11/01/2040	55,901	0.0
168,793	4.500%, 11/01/2040	167,140	0.0
1,029,612	4.500%, 11/01/2040	1,019,529	0.0
1,835	4.500%, 12/01/2040	1,817	0.0
3,003	4.500%, 12/01/2040	2,973	0.0
1,844	4.500%, 01/01/2041	1,822	0.0
3,505	4.500%, 01/01/2041	3,471	0.0
128,893	4.500%, 10/01/2041	127,392	0.0
232,399	4.500%, 10/01/2044	227,816	0.0
348,366	4.500%, 12/01/2045	343,656	0.0
245,315	4.500%, 04/01/2047	242,225	0.0
579,802	4.500%, 04/01/2047	571,908	0.0
1,262,972	4.500%, 04/01/2047	1,244,608	0.0
1,774,347	4.500%, 04/01/2047	1,749,644	0.0
450,184	4.500%, 05/01/2047	440,558	0.0
467,960	4.500%, 05/01/2047	461,363	0.0
718,136	4.500%, 05/01/2047	707,916	0.0
737,783	4.500%, 05/01/2047	728,273	0.0
759,676	4.500%, 05/01/2047	749,698	0.0
280,495	4.500%, 06/01/2047	276,219	0.0
404,372	4.500%, 06/01/2047	398,269	0.0
511,383	4.500%, 06/01/2047	503,216	0.0
1,299,267	4.500%, 07/01/2047	1,279,904	0.0
96,645	4.500%, 08/01/2047	95,160	0.0
5,682,417	4.500%, 08/01/2052	5,531,046	0.1
6,721,558	4.500%, 12/01/2054	6,493,619	0.1
20,419,000 (5)	4.500%, 04/01/2056	19,709,236	0.2
929,116	5.000%, 05/01/2042	939,452	0.0
129,419,000 (5)	5.000%, 04/01/2056	127,653,857	1.2
42,657	5.500%, 03/01/2037	43,718	0.0
53,475	5.500%, 06/01/2039	55,214	0.0
468,605	5.500%, 10/01/2039	481,853	0.0
40,729,436	5.500%, 06/01/2053	41,089,909	0.4
31,687,764	5.500%, 08/01/2053	31,953,690	0.3
2,563,855	5.500%, 04/01/2054	2,583,807	0.0
19,474,654	5.500%, 10/01/2054	19,586,520	0.2
2,280,367	5.500%, 02/01/2055	2,293,106	0.0
35,849,000 (5)	5.500%, 04/01/2056	36,019,719	0.3
31,552	6.000%, 09/01/2036	32,519	0.0
423,571	6.000%, 10/01/2053	433,360	0.0
3,153,525	6.000%, 12/01/2053	3,221,776	0.0
1,922,434	6.000%, 05/01/2054	1,963,028	0.0
25,183,770	6.000%, 07/01/2054	25,685,280	0.2
19,933,708	6.000%, 09/01/2054	20,338,299	0.2
29,994,753	6.000%, 09/01/2054	30,611,151	0.3
21,998,980	6.000%, 04/01/2055	22,437,068	0.2
85	6.500%, 09/01/2031	88	0.0
303	6.500%, 09/01/2031	320	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
6,583	6.500%, 11/01/2031	$6,810	0.0
2,406	6.500%, 04/01/2032	2,488	0.0
796	6.500%, 08/01/2032	823	0.0
2,567	6.500%, 08/01/2032	2,655	0.0
1,285	7.000%, 12/01/2027	1,349	0.0
528	7.000%, 10/01/2031	555	0.0
297	7.500%, 09/01/2030	305	0.0
869	7.500%, 09/01/2031	894	0.0
7,126	7.500%, 02/01/2032	7,272	0.0
		1,624,864,826	14.4
	Total U.S. Government Agency Obligations (Cost $2,318,665,687)	2,240,639,723	19.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.4%
1,564,000 (2)(3)	Ajax Mortgage Loan Trust 2019-F A3, 3.500%, 07/25/2059	1,493,651	0.0
771,610 (3)	Alternative Loan Trust 2004-J7 M1, 4.813%, (TSFR1M + 1.134%), 10/25/2034	768,778	0.0
304,612 (3)	Alternative Loan Trust 2005-53T2 2A6, 4.293%, (TSFR1M + 0.614%), 11/25/2035	149,919	0.0
336,347	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	222,093	0.0
766,558 (3)	Alternative Loan Trust 2005-J2 1A12, 4.193%, (TSFR1M + 0.514%), 04/25/2035	600,244	0.0
570,654	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	265,275	0.0
108,941 (3)	Alternative Loan Trust 2006-18CB A10, 4.193%, (TSFR1M + 0.514%), 07/25/2036	39,374	0.0
642,968 (3)	Alternative Loan Trust 2006-19CB A28, 4.393%, (TSFR1M + 0.714%), 08/25/2036	274,953	0.0
791,279 (3)	Alternative Loan Trust 2007-23CB A3, 4.293%, (TSFR1M + 0.614%), 09/25/2037	264,146	0.0
1,759,435 (3)	Alternative Loan Trust 2007-2CB 2A1, 4.393%, (TSFR1M + 0.714%), 03/25/2037	665,916	0.0
817,762	Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/2037	348,006	0.0
682,501 (3)	Alternative Loan Trust 2007-8CB A3, 4.293%, (TSFR1M + 0.614%), 05/25/2037	273,860	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
874,148 (3)	American Home Mortgage Assets Trust 2007-4 A4, 4.373%, (TSFR1M + 0.694%), 08/25/2037	$801,047	0.0
359,325 (2)(3)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	345,988	0.0
426,830 (3)	Banc of America Funding Trust 2007- 2 1A16, 4.393%, (TSFR1M + 0.714%), 03/25/2037	308,808	0.0
500,923 (6)	Banc of America Mortgage Trust 2007-2 A8, 6.000%, 05/25/2037	49,634	0.0
2,242,052 (2)(3)	Bayview MSR Opportunity Master Fund Trust 2022-2 AF, 4.512%, (SOFR30A + 0.850%), 12/25/2051	2,094,192	0.0
349,426 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 5.158%, 05/25/2035	338,035	0.0
654,578 (3)	Bear Stearns ALT-A Trust 2005-7 21A1, 5.504%, 09/25/2035	507,991	0.0
4,430,000 (2)(3)	Bellemeade Re Ltd. 2024-1 M1C, 7.612%, (SOFR30A + 3.950%), 08/25/2034	4,506,738	0.1
1,850,768 (2)(3)	Chase Home Lending Mortgage Trust 2019-1 B3, 3.877%, 03/25/2050	1,646,604	0.0
2,303,955 (2)(3)	Chase Home Lending Mortgage Trust 2024-8 B3, 7.033%, 08/25/2055	2,405,785	0.0
575,635 (2)(3)	Chase Home Lending Mortgage Trust Series 2025-9 A3, 5.500%, 06/25/2056	574,650	0.0
427,064	CHL Mortgage Pass- Through Trust 2007-7 A7, 5.750%, 06/25/2037	188,607	0.0
533,438 (2)(3)	CHNGE Mortgage Trust 2022-1 A1, 4.007%, 01/25/2067	514,592	0.0
44,772 (2)(3)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	42,858	0.0
179,562 (2)(3)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	163,440	0.0
2,489,764 (2)(3)	CIM Trust 2019-J2 B2, 3.764%, 10/25/2049	2,269,506	0.0
830,692 (2)(3)	CIM Trust 2019-J2 B3, 3.764%, 10/25/2049	757,320	0.0
3,100,000 (2)(3)	CIM Trust 2019- R5 M2, 3.250%, 09/25/2059	2,895,495	0.0
2,810,344 (2)(3)	CIM Trust 2020-J1 B3, 3.435%, 10/25/2049	2,455,665	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
599,078	Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	$548,482	0.0
452,187 (3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 5.354%, 11/25/2036	401,885	0.0
209,007 (3)	Citigroup Mortgage Loan Trust 2007- 10 22AA, 4.451%, 09/25/2037	198,691	0.0
272,693 (2)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	270,790	0.0
1,208,669 (2)(3)	Citigroup Mortgage Loan Trust 2021- J2 B2W, 2.768%, 07/25/2051	1,032,062	0.0
1,358,461 (2)(3)	Citigroup Mortgage Loan Trust 2021- J2 B3W, 2.768%, 07/25/2051	1,154,637	0.0
550,553 (2)(3)	Connecticut Avenue Securities Trust 2019- R05 1B1, 7.876%, (SOFR30A + 4.214%), 07/25/2039	555,126	0.0
800,000 (2)(3)	Connecticut Avenue Securities Trust 2020- SBT1 1M2, 7.426%, (SOFR30A + 3.764%), 02/25/2040	818,350	0.0
13,600,000 (2)(3)	Connecticut Avenue Securities Trust 2022- R01 1B1, 6.812%, (SOFR30A + 3.150%), 12/25/2041	13,729,869	0.1
458,495 (2)	CSMC Series 2008- 2R 1A1, 6.000%, 07/25/2037	400,936	0.0
515,363 (2)(3)	CSMC Trust 2015-2 B3, 3.867%, 02/25/2045	496,578	0.0
42,818,987 (3)(6)	Deutsche Alt-B Securities Mortgage Loan Trust Series 2007-AB1 X, 0.742%, 04/25/2037	1,826,823	0.0
4,578,457 (2)(3)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 6.776%, (SOFR30A + 3.114%), 01/25/2040	4,638,165	0.1
2,500,000 (2)(3)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 6.962%, (SOFR30A + 3.300%), 11/25/2041	2,536,109	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000 (2)(3)	Fannie Mae Connecticut Avenue Securities 2022-R05 2B2, 10.662%, (SOFR30A + 7.000%), 04/25/2042	$1,054,590	0.0
1,000,000 (2)(3)	Fannie Mae Connecticut Avenue Securities 2022-R09 2B1, 10.412%, (SOFR30A + 6.750%), 09/25/2042	1,073,678	0.0
4,000,000 (2)(3)	Fannie Mae Connecticut Avenue Securities 2023-R04 1B1, 9.012%, (SOFR30A + 5.350%), 05/25/2043	4,279,258	0.1
7,418,600 (2)(3)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 8.412%, (SOFR30A + 4.750%), 06/25/2043	7,863,594	0.1
2,210,000 (2)(3)	Fannie Mae Connecticut Avenue Securities 2023-R07 2B1, 8.162%, (SOFR30A + 4.500%), 09/25/2043	2,353,072	0.0
9,300,000 (2)(3)	Fannie Mae Connecticut Avenue Securities 2023-R07 2M2, 6.912%, (SOFR30A + 3.250%), 09/25/2043	9,565,294	0.1
3,200,000 (2)(3)	Fannie Mae Connecticut Avenue Securities 2024-R03 2B1, 6.462%, (SOFR30A + 2.800%), 03/25/2044	3,304,786	0.0
1,500,000 (2)(3)	Fannie Mae Connecticut Avenue Securities 2024-R03 2M2, 5.612%, (SOFR30A + 1.950%), 03/25/2044	1,504,360	0.0
8,400,000 (2)(3)	Fannie Mae Connecticut Avenue Securities 2024-R04 1B1, 5.862%, (SOFR30A + 2.200%), 05/25/2044	8,499,469	0.1
2,825,000 (2)(3)	Fannie Mae Connecticut Avenue Securities 2024-R04 1M2, 5.312%, (SOFR30A + 1.650%), 05/25/2044	2,824,939	0.0
10,950,000 (2)(3)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 5.612%, (SOFR30A + 1.950%), 02/25/2045	10,973,558	0.1
7,248,000 (2)(3)	Fannie Mae Connecticut Avenue Securities 2026-R02 1M2, 5.162%, (SOFR30A + 1.500%), 02/25/2046	7,294,492	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,874 (3)	Fannie Mae Grantor Trust 1998-T2 A6, 0.027%, (US0001M + 0.550%), 01/25/2032	$1,873	0.0
92,604 (6)	Fannie Mae Interest Strip 418 20, 3.000%, 05/25/2043	12,166	0.0
87,976 (6)	Fannie Mae Interest Strip 418 59, 3.000%, 08/25/2028	1,700	0.0
6,878,185 (6)	Fannie Mae Interest Strip 425 C3, 3.500%, 04/25/2049	1,270,698	0.0
72,429,875 (6)	Fannie Mae Interest Strip 428 C28, 2.000%, 07/25/2037	3,668,037	0.1
112,523,002 (6)	Fannie Mae Interest Strip 440 C50, 4.500%, 10/25/2053	25,989,933	0.3
16,148	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	16,392	0.0
85,395 (3)(6)	Fannie Mae REMIC Trust 2001- 72 SC, 1.000%, (-1.000*SOFR30A + 8.386%), 12/25/2031	1,538	0.0
337 (3)(6)	Fannie Mae REMIC Trust 2001- 8 SK, 4.964%, (-1.000*SOFR30A + 8.636%), 03/18/2031	2	0.0
2,217,845	Fannie Mae REMIC Trust 2002-W9 A4, 6.000%, 08/25/2042	2,229,463	0.0
327,178	Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/2033	337,188	0.0
145,538 (3)	Fannie Mae REMIC Trust 2003-45 FJ, 5.283%, (SOFR30A + 1.614%), 06/25/2033	148,306	0.0
332,597 (3)(6)	Fannie Mae REMIC Trust 2003- 49 SW, 3.224%, (-1.000*SOFR30A + 6.886%), 01/25/2033	24,761	0.0
462,870 (3)(6)	Fannie Mae REMIC Trust 2003- 66 SA, 3.874%, (-1.000*SOFR30A + 7.536%), 07/25/2033	47,936	0.0
92,240 (6)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	13,335	0.0
193,096	Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/2033	195,988	0.0
384,697	Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/2034	397,366	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,510,853 (3)(6)	Fannie Mae REMIC Trust 2004- 54 SN, 3.274%, (-1.000*SOFR30A + 6.936%), 07/25/2034	$94,027	0.0
18,955 (3)	Fannie Mae REMIC Trust 2004-56 FE, 4.226%, (SOFR30A + 0.564%), 10/25/2033	18,914	0.0
136,118	Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/2034	139,991	0.0
325,428	Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/2034	324,203	0.0
946,827	Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/2035	960,874	0.0
3,506,007 (3)(6)	Fannie Mae REMIC Trust 2005- 75 ES, 2.274%, (-1.000*SOFR30A + 5.936%), 09/25/2035	237,152	0.0
200,679 (3)(6)	Fannie Mae REMIC Trust 2005- 75 SP, 2.974%, (-1.000*SOFR30A + 6.636%), 08/25/2035	7,591	0.0
45,026 (3)	Fannie Mae REMIC Trust 2006-104 ES, 14.568%, (-1.000*SOFR30A + 32.878%), 11/25/2036	57,298	0.0
494,259 (3)(6)	Fannie Mae REMIC Trust 2006- 12 SD, 2.974%, (-1.000*SOFR30A + 6.636%), 10/25/2035	28,867	0.0
259,192 (3)(6)	Fannie Mae REMIC Trust 2006- 123 UI, 2.964%, (-1.000*SOFR30A + 6.626%), 01/25/2037	22,613	0.0
757,034 (3)(6)	Fannie Mae REMIC Trust 2006- 56 SM, 2.974%, (-1.000*SOFR30A + 6.636%), 07/25/2036	49,024	0.0
1,607 (3)(6)	Fannie Mae REMIC Trust 2006- 72 HS, 2.924%, (-1.000*SOFR30A + 6.586%), 08/25/2026	8	0.0
15,823	Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/2037	16,512	0.0
287,155 (3)(6)	Fannie Mae REMIC Trust 2007- 21 SB, 2.624%, (-1.000*SOFR30A + 6.286%), 03/25/2037	23,200	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
683,852 (3)(6)	Fannie Mae REMIC Trust 2007- 52 NS, 2.674%, (-1.000*SOFR30A + 6.336%), 06/25/2037	$61,525	0.0
461,273 (3)(6)	Fannie Mae REMIC Trust 2007- 85 SM, 2.684%, (-1.000*SOFR30A + 6.346%), 09/25/2037	40,281	0.0
1,123,599 (3)(6)	Fannie Mae REMIC Trust 2007- 91 AS, 2.624%, (-1.000*SOFR30A + 6.286%), 10/25/2037	95,864	0.0
1,230,170 (3)(6)	Fannie Mae REMIC Trust 2008- 12 SC, 2.574%, (-1.000*SOFR30A + 6.236%), 03/25/2038	82,147	0.0
140,495	Fannie Mae REMIC Trust 2008-16 Z, 5.500%, 03/25/2038	144,987	0.0
578,431	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	579,239	0.0
3,461,190 (3)	Fannie Mae REMIC Trust 2009-50 HZ, 5.533%, 02/25/2049	3,493,724	0.0
2,628,852 (3)(6)	Fannie Mae REMIC Trust 2009- 66 SP, 2.324%, (-1.000*SOFR30A + 5.986%), 09/25/2039	144,622	0.0
678,420 (3)(6)	Fannie Mae REMIC Trust 2009- 90 TS, 2.374%, (-1.000*SOFR30A + 6.036%), 11/25/2039	53,525	0.0
1,999,984 (3)(6)	Fannie Mae REMIC Trust 2010- 1 S, 2.474%, (-1.000*SOFR30A + 6.136%), 02/25/2040	174,610	0.0
5,553,868 (3)(6)	Fannie Mae REMIC Trust 2010- 107 SB, 2.814%, (-1.000*SOFR30A + 6.476%), 09/25/2040	522,172	0.0
1,434,787 (3)(6)	Fannie Mae REMIC Trust 2010- 123 SL, 2.294%, (-1.000*SOFR30A + 5.956%), 11/25/2040	89,118	0.0
3,022,875 (3)(6)	Fannie Mae REMIC Trust 2010- 150 SJ, 2.704%, (-1.000*SOFR30A + 6.366%), 01/25/2041	272,857	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
645,818 (3)(6)	Fannie Mae REMIC Trust 2010- 35 CS, 2.674%, (-1.000*SOFR30A + 6.336%), 04/25/2050	$64,012	0.0
3,141,225 (3)(6)	Fannie Mae REMIC Trust 2010- 41 SB, 2.624%, (-1.000*SOFR30A + 6.286%), 05/25/2040	219,004	0.0
542,896 (3)(6)	Fannie Mae REMIC Trust 2010- 43 VS, 2.674%, (-1.000*SOFR30A + 6.336%), 05/25/2040	40,218	0.0
1,364,063	Fannie Mae REMIC Trust 2010-53 JZ, 5.000%, 07/25/2040	1,350,799	0.0
3,210,258	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	3,247,723	0.0
618,055	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	624,507	0.0
3,432,943	Fannie Mae REMIC Trust 2011-101 DB, 4.000%, 10/25/2041	3,352,083	0.0
405,088 (3)(6)	Fannie Mae REMIC Trust 2011- 102 SA, 2.824%, (-1.000*SOFR30A + 6.486%), 10/25/2041	43,905	0.0
2,095,466	Fannie Mae REMIC Trust 2011-116 ZA, 3.500%, 11/25/2041	1,993,148	0.0
44,681	Fannie Mae REMIC Trust 2011-127 UY, 3.500%, 12/25/2041	42,235	0.0
5,114,678	Fannie Mae REMIC Trust 2011-136 PZ, 4.000%, 01/25/2042	4,917,725	0.1
1,656,113	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	1,682,083	0.0
3,422,067 (3)(6)	Fannie Mae REMIC Trust 2011- 47 GS, 2.154%, (-1.000*SOFR30A + 5.816%), 06/25/2041	198,555	0.0
1,715,939	Fannie Mae REMIC Trust 2011-8 ZA, 4.000%, 02/25/2041	1,666,959	0.0
7,160,766	Fannie Mae REMIC Trust 2011-84 Z, 5.250%, 09/25/2041	7,274,148	0.1
6,254,277	Fannie Mae REMIC Trust 2011-87 GB, 4.500%, 09/25/2041	6,206,781	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,033,378 (3)(6)	Fannie Mae REMIC Trust 2011- 93 GS, 2.774%, (-1.000*SOFR30A + 6.436%), 04/25/2039	$94,998	0.0
5,181,318	Fannie Mae REMIC Trust 2011-99 CZ, 4.500%, 10/25/2041	5,131,466	0.1
293,780	Fannie Mae REMIC Trust 2012-110 CA, 3.000%, 10/25/2042	270,023	0.0
1,155,168 (3)(6)	Fannie Mae REMIC Trust 2012- 111 SL, 2.324%, (-1.000*SOFR30A + 5.986%), 05/25/2041	93,165	0.0
2,338,561	Fannie Mae REMIC Trust 2012-111 ZK, 3.500%, 10/25/2042	2,195,081	0.0
476,849 (6)	Fannie Mae REMIC Trust 2012-120 WI, 3.000%, 11/25/2027	6,858	0.0
2,226,624 (3)(6)	Fannie Mae REMIC Trust 2012- 122 SB, 2.374%, (-1.000*SOFR30A + 6.036%), 11/25/2042	237,022	0.0
581,166 (6)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/2042	19,812	0.0
2,610,028 (3)(6)	Fannie Mae REMIC Trust 2012- 133 AS, 2.424%, (-1.000*SOFR30A + 6.086%), 10/25/2042	254,267	0.0
9,146,039 (3)(6)	Fannie Mae REMIC Trust 2012- 133 NS, 2.374%, (-1.000*SOFR30A + 6.036%), 12/25/2042	934,895	0.0
314,058 (6)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/2042	22,053	0.0
10,446,134	Fannie Mae REMIC Trust 2012-15 PZ, 4.000%, 03/25/2042	10,115,730	0.1
1,221,082	Fannie Mae REMIC Trust 2012-153 B, 7.000%, 07/25/2042	1,325,961	0.0
2,868,463	Fannie Mae REMIC Trust 2012-17 QZ, 4.000%, 03/25/2042	2,788,078	0.0
2,583,291	Fannie Mae REMIC Trust 2012-2 HE, 4.000%, 02/25/2042	2,527,814	0.0
78,468 (3)(6)	Fannie Mae REMIC Trust 2012- 24 HS, 2.774%, (-1.000*SOFR30A + 6.436%), 09/25/2040	538	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
593,850	Fannie Mae REMIC Trust 2012-30 AB, 4.000%, 04/25/2042	$576,638	0.0
944,938	Fannie Mae REMIC Trust 2012-33 BW, 4.000%, 04/25/2042	908,869	0.0
3,492	Fannie Mae REMIC Trust 2012-44 KW, 3.500%, 05/25/2032	3,300	0.0
1,299,729	Fannie Mae REMIC Trust 2012-55 PC, 3.500%, 05/25/2042	1,226,120	0.0
3,214,838	Fannie Mae REMIC Trust 2012-63 MW, 4.000%, 05/25/2034	3,204,238	0.0
5,919,751	Fannie Mae REMIC Trust 2012-66 EP, 4.000%, 06/25/2042	5,705,466	0.1
297,631 (3)(6)	Fannie Mae REMIC Trust 2012- 68 YS, 2.924%, (-1.000*SOFR30A + 6.586%), 07/25/2042	30,329	0.0
500,000	Fannie Mae REMIC Trust 2012-80 MY, 3.250%, 08/25/2042	447,817	0.0
10,043,386	Fannie Mae REMIC Trust 2012-94 LZ, 3.500%, 09/25/2042	9,465,771	0.1
1,462,057	Fannie Mae REMIC Trust 2013-111 BA, 3.000%, 11/25/2033	1,404,638	0.0
1,008,472	Fannie Mae REMIC Trust 2013-116 UB, 4.000%, 11/25/2043	967,005	0.0
1,403,000	Fannie Mae REMIC Trust 2013-13 BE, 4.000%, 03/25/2043	1,335,682	0.0
818,275	Fannie Mae REMIC Trust 2013-20 DL, 4.000%, 03/25/2033	801,054	0.0
454,590 (3)(6)	Fannie Mae REMIC Trust 2013- 26 JS, 2.424%, (-1.000*SOFR30A + 6.086%), 10/25/2032	14,585	0.0
2,769,342 (3)(6)	Fannie Mae REMIC Trust 2013- 40 LS, 2.374%, (-1.000*SOFR30A + 6.036%), 05/25/2043	282,147	0.0
9,393,499 (6)	Fannie Mae REMIC Trust 2013-44 DI, 3.000%, 05/25/2033	657,491	0.0
2,408,669 (3)(6)	Fannie Mae REMIC Trust 2013- 60 DS, 2.424%, (-1.000*SOFR30A + 6.086%), 06/25/2033	143,255	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,817,376 (6)	Fannie Mae REMIC Trust 2013-70 BI, 3.000%, 07/25/2033	$199,142	0.0
4,357,639	Fannie Mae REMIC Trust 2013-70 JZ, 3.000%, 07/25/2043	4,003,584	0.1
552,706 (3)(6)	Fannie Mae REMIC Trust 2013- 72 YS, 2.374%, (-1.000*SOFR30A + 6.036%), 07/25/2033	31,176	0.0
2,126,212 (3)(6)	Fannie Mae REMIC Trust 2013- 9 SM, 2.474%, (-1.000*SOFR30A + 6.136%), 02/25/2033	109,953	0.0
3,893,196 (3)(6)	Fannie Mae REMIC Trust 2014- 15 SB, 2.874%, (-1.000*SOFR30A + 6.536%), 04/25/2044	395,768	0.0
167,376 (3)(6)	Fannie Mae REMIC Trust 2014- 17 DS, 2.424%, (-1.000*SOFR30A + 6.086%), 02/25/2043	1,792	0.0
526,456 (3)(6)	Fannie Mae REMIC Trust 2014- 28 BS, 2.424%, (-1.000*SOFR30A + 6.086%), 08/25/2043	27,336	0.0
970,000	Fannie Mae REMIC Trust 2014-61 PY, 3.500%, 10/25/2044	877,693	0.0
3,675,905 (6)	Fannie Mae REMIC Trust 2014-70 IO, 5.500%, 10/25/2044	516,918	0.0
17,563,231 (3)(6)	Fannie Mae REMIC Trust 2014- 79 KS, 2.374%, (-1.000*SOFR30A + 6.036%), 12/25/2044	1,867,119	0.0
16,279,525	Fannie Mae REMIC Trust 2015-20 EZ, 3.500%, 04/25/2045	15,464,352	0.2
2,567,201 (6)	Fannie Mae REMIC Trust 2015-56 IC, 6.000%, 08/25/2045	379,694	0.0
2,000,000	Fannie Mae REMIC Trust 2015-67 AV, 3.500%, 01/25/2036	1,900,142	0.0
431,449	Fannie Mae REMIC Trust 2015-67 QV, 3.000%, 12/25/2040	428,478	0.0
1,022,066 (6)	Fannie Mae REMIC Trust 2015-76 PI, 6.000%, 09/25/2045	137,224	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
17,989,259 (3)(6)	Fannie Mae REMIC Trust 2015- 79 SA, 2.474%, (-1.000*SOFR30A + 6.136%), 11/25/2045	$1,602,518	0.0
8,436,008 (3)(6)	Fannie Mae REMIC Trust 2015- 86 BS, 1.924%, (-1.000*SOFR30A + 5.586%), 11/25/2045	448,493	0.0
16,277,754 (6)	Fannie Mae REMIC Trust 2015-88 IO, 6.500%, 12/25/2045	3,584,187	0.1
7,000,374 (6)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	1,299,765	0.0
3,171,375 (6)	Fannie Mae REMIC Trust 2015-97 BI, 5.500%, 01/25/2046	469,821	0.0
1,868,349 (6)	Fannie Mae REMIC Trust 2016-104 BI, 6.000%, 01/25/2047	296,932	0.0
3,466,789 (6)	Fannie Mae REMIC Trust 2016-52 MI, 4.000%, 12/25/2045	486,669	0.0
10,124,892 (3)(6)	Fannie Mae REMIC Trust 2016- 60 SB, 2.324%, (-1.000*SOFR30A + 5.986%), 09/25/2046	771,783	0.0
11,725,794 (3)(6)	Fannie Mae REMIC Trust 2016- 81 CS, 2.324%, (-1.000*SOFR30A + 5.986%), 11/25/2046	708,110	0.0
8,782,129 (3)(6)	Fannie Mae REMIC Trust 2016- 82 SD, 2.274%, (-1.000*SOFR30A + 5.936%), 11/25/2046	676,738	0.0
266,449	Fannie Mae REMIC Trust 2016-9 D, 3.000%, 03/25/2046	243,884	0.0
11,568,617 (3)(6)	Fannie Mae REMIC Trust 2017- 10 SA, 2.324%, (-1.000*SOFR30A + 5.986%), 03/25/2047	875,286	0.0
5,414,256	Fannie Mae REMIC Trust 2017-108 ZD, 3.000%, 01/25/2048	4,433,019	0.1
3,433,200	Fannie Mae REMIC Trust 2017-54 D, 3.000%, 07/25/2047	3,085,405	0.0
17,514,918 (3)(6)	Fannie Mae REMIC Trust 2018- 15 SC, 2.524%, (-1.000*SOFR30A + 6.186%), 03/25/2048	1,595,373	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,447,352	Fannie Mae REMIC Trust 2018-26 KA, 3.500%, 04/25/2048	$2,220,710	0.0
844,256	Fannie Mae REMIC Trust 2018-38 LA, 3.000%, 06/25/2048	754,547	0.0
8,080,708	Fannie Mae REMIC Trust 2018-73 AB, 3.000%, 10/25/2048	7,412,390	0.1
830,110	Fannie Mae REMIC Trust 2018-8 AB, 3.500%, 10/25/2047	793,002	0.0
20,442,395 (3)(6)	Fannie Mae REMIC Trust 2018- 82 SA, 2.424%, (-1.000*SOFR30A + 6.086%), 11/25/2048	1,663,439	0.0
4,401,651 (3)(6)	Fannie Mae REMIC Trust 2018- 86 AS, 2.424%, (-1.000*SOFR30A + 6.086%), 12/25/2048	301,359	0.0
20,911,862 (3)(6)	Fannie Mae REMIC Trust 2018- 86 SM, 2.424%, (-1.000*SOFR30A + 6.086%), 12/25/2048	1,616,016	0.0
22,717,728 (3)(6)	Fannie Mae REMIC Trust 2018- 91 SB, 2.324%, (-1.000*SOFR30A + 5.986%), 12/25/2058	2,848,222	0.0
7,944,134 (6)	Fannie Mae REMIC Trust 2019-21 AI, 5.000%, 05/25/2059	2,365,328	0.0
6,256,195 (3)(6)	Fannie Mae REMIC Trust 2019- 30 SB, 2.324%, (-1.000*SOFR30A + 5.986%), 07/25/2049	623,708	0.0
10,205,981 (3)(6)	Fannie Mae REMIC Trust 2019- 34 BS, 2.274%, (-1.000*SOFR30A + 5.936%), 07/25/2049	1,071,010	0.0
4,849,097 (3)(6)	Fannie Mae REMIC Trust 2019- 39 SA, 2.324%, (-1.000*SOFR30A + 5.986%), 08/25/2049	420,821	0.0
35,845,102 (3)(6)	Fannie Mae REMIC Trust 2019- 41 S, 2.224%, (-1.000*SOFR30A + 5.886%), 08/25/2059	3,534,841	0.1
3,606,643 (3)(6)	Fannie Mae REMIC Trust 2019- 47 SB, 2.324%, (-1.000*SOFR30A + 5.986%), 05/25/2040	304,055	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,196,936 (3)(6)	Fannie Mae REMIC Trust 2019- 79 SB, 2.224%, (-1.000*SOFR30A + 5.886%), 01/25/2050	$1,041,582	0.0
5,399,185 (3)(6)	Fannie Mae REMIC Trust 2020- 10 SE, 2.224%, (-1.000*SOFR30A + 5.886%), 03/25/2050	551,508	0.0
38,223,532 (6)	Fannie Mae REMIC Trust 2020-34 IO, 4.500%, 06/25/2050	8,738,458	0.1
12,896,857 (6)	Fannie Mae REMIC Trust 2020-35 IO, 5.000%, 06/25/2050	1,700,683	0.0
17,532,670 (6)	Fannie Mae REMIC Trust 2020-44 DI, 2.500%, 07/25/2050	2,178,947	0.0
7,761,063 (6)	Fannie Mae REMIC Trust 2020-44 EI, 3.500%, 09/25/2042	1,203,239	0.0
6,716,045 (6)	Fannie Mae REMIC Trust 2020-50 IO, 4.500%, 03/25/2050	1,748,968	0.0
7,182,783 (6)	Fannie Mae REMIC Trust 2020-53 CI, 4.500%, 08/25/2050	1,680,444	0.0
25,247,527 (6)	Fannie Mae REMIC Trust 2020-57 IB, 4.500%, 08/25/2050	5,471,236	0.1
18,402,835 (6)	Fannie Mae REMIC Trust 2020-74 GI, 5.000%, 10/25/2050	3,390,351	0.0
50,531,539 (6)	Fannie Mae REMIC Trust 2020-87 AI, 2.000%, 12/25/2050	6,685,795	0.1
25,382,448 (6)	Fannie Mae REMIC Trust 2020-99 IB, 3.500%, 05/25/2050	4,792,119	0.1
38,985,999 (6)	Fannie Mae REMIC Trust 2021-1 BI, 3.000%, 02/25/2049	6,251,999	0.1
110,116,120 (6)	Fannie Mae REMIC Trust 2021-10 AI, 3.000%, 03/25/2041	10,843,283	0.1
21,572,314 (6)	Fannie Mae REMIC Trust 2021-22 BI, 4.000%, 04/25/2051	4,516,565	0.1
10,667,805 (6)	Fannie Mae REMIC Trust 2021-4 IV, 4.500%, 06/25/2050	2,485,500	0.0
25,877,731 (6)	Fannie Mae REMIC Trust 2021-41 MI, 5.000%, 06/25/2048	4,313,097	0.1
30,104,165 (3)(6)	Fannie Mae REMIC Trust 2021- 55 SA, 0.153%, (-1.000*SOFR30A + 3.150%), 08/25/2061	416,870	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
65,527,018 (6)	Fannie Mae REMIC Trust 2021-77 AI, 3.500%, 11/25/2051	$13,941,007	0.1
101,420,576 (6)	Fannie Mae REMIC Trust 2021-78 AI, 3.000%, 11/25/2051	17,015,619	0.2
20,135,312 (6)	Fannie Mae REMIC Trust 2021-8 TI, 4.000%, 03/25/2051	4,260,413	0.1
14,747,409 (6)	Fannie Mae REMIC Trust 2021-81 LI, 2.500%, 11/25/2051	2,089,772	0.0
50,979,806 (6)	Fannie Mae REMIC Trust 2021-93 AI, 3.000%, 01/25/2052	8,331,818	0.1
66,963,653 (6)	Fannie Mae REMIC Trust 2022-52 IO, 4.000%, 05/25/2050	12,324,560	0.1
2,935,868	Fannie Mae REMIC Trust 2022-55 PA, 4.000%, 10/25/2051	2,895,986	0.0
4,674,480 (6)	Fannie Mae REMIC Trust 2023-11 GI, 6.500%, 04/25/2053	905,921	0.0
20,465,287 (6)	Fannie Mae REMIC Trust 2023-2 HI, 6.500%, 02/25/2053	4,144,505	0.1
27,748,012 (6)	Fannie Mae REMIC Trust 2023-23 AI, 4.000%, 12/25/2051	5,793,158	0.1
13,450,915 (3)(6)	Fannie Mae REMIC Trust 2024- 32 SG, 2.268%, (-1.000*SOFR30A + 5.936%), 04/25/2042	995,470	0.0
62,941,444 (6)	Fannie Mae REMIC Trust 2024-7 IO, 3.000%, 07/25/2038	5,505,035	0.1
10,529,920	Fannie Mae REMIC Trust 2024-89 NZ, 5.500%, 12/25/2054	10,452,694	0.1
218,831,258 (3)(6)	Fannie Mae REMIC Trust 2026- 22 SA, 1.988%, (-1.000*SOFR30A + 5.650%), 04/25/2056	20,243,215	0.2
505,244	First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/2037	175,080	0.0
1,432,311 (2)(3)	Flagstar Mortgage Trust 2018-1 B1, 3.910%, 03/25/2048	1,323,353	0.0
1,867,734 (2)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.910%, 03/25/2048	1,713,396	0.0
1,024,871 (2)(3)	Flagstar Mortgage Trust 2018-2 B2, 4.004%, 04/25/2048	945,684	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
529,075 (2)(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	$494,266	0.0
781,188 (2)(3)	Flagstar Mortgage Trust 2018-4 B3, 4.124%, 07/25/2048	719,501	0.0
2,377,946 (2)(3)	Flagstar Mortgage Trust 2018-6RR B3, 4.903%, 10/25/2048	2,319,964	0.0
1,245,444 (2)(3)	Flagstar Mortgage Trust 2019-2 B2, 4.004%, 12/25/2049	1,143,611	0.0
1,772,512 (2)(3)	Flagstar Mortgage Trust 2020-1INV B1A, 4.177%, 03/25/2050	1,635,430	0.0
2,145,491 (2)(3)	Flagstar Mortgage Trust 2020-1INV B2A, 4.177%, 03/25/2050	1,973,522	0.0
1,354,115 (2)(3)	Flagstar Mortgage Trust 2021-6INV B1, 3.476%, 08/25/2051	1,179,701	0.0
1,524,284	Freddie Mac Reference REMIC R007 ZA, 6.000%, 05/15/2036	1,590,329	0.0
607,500	Freddie Mac Reference REMIC R008 ZA, 6.000%, 07/15/2036	631,821	0.0
13,377	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	13,477	0.0
13,210	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	13,387	0.0
108,283	Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/2029	110,580	0.0
72,343	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	74,198	0.0
24,344 (6)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	3,343	0.0
199,082	Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/2034	201,352	0.0
38,301	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	39,068	0.0
68,865	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	69,607	0.0
413,021	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	417,567	0.0
334,240 (3)(6)	Freddie Mac REMIC Trust 3006 SI, 2.953%, (-1.000*SOFR30A + 6.626%), 07/15/2035	27,867	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
307,925 (3)(6)	Freddie Mac REMIC Trust 3006 YI, 2.953%, (-1.000*SOFR30A + 6.626%), 07/15/2035	$25,622	0.0
1,935,267 (3)(6)	Freddie Mac REMIC Trust 3045 DI, 2.943%, (-1.000*SOFR30A + 6.616%), 10/15/2035	142,955	0.0
405,242	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	417,299	0.0
244,708 (3)(6)	Freddie Mac REMIC Trust 3171 PS, 2.698%, (-1.000*SOFR30A + 6.371%), 06/15/2036	16,397	0.0
2,159,153 (3)(6)	Freddie Mac REMIC Trust 3199 S, 2.663%, (-1.000*SOFR30A + 6.336%), 08/15/2036	184,092	0.0
2,007,858 (3)(6)	Freddie Mac REMIC Trust 3213 JS, 3.413%, (-1.000*SOFR30A + 7.086%), 09/15/2036	214,391	0.0
6,366,879 (3)(6)	Freddie Mac REMIC Trust 3346 SC, 2.763%, (-1.000*SOFR30A + 6.436%), 10/15/2033	445,934	0.0
195,145	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	200,331	0.0
547,394 (3)(6)	Freddie Mac REMIC Trust 3375 QI, 0.600%, (-1.000*SOFR30A + 63.455%), 10/15/2037	10,164	0.0
26,699	Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/2037	27,667	0.0
3,306,564 (3)(6)	Freddie Mac REMIC Trust 3510 AS, 2.623%, (-1.000*SOFR30A + 6.296%), 04/15/2037	283,057	0.0
72,269 (3)(6)	Freddie Mac REMIC Trust 3524 LA, 5.523%, 03/15/2033	73,072	0.0
4,990 (3)	Freddie Mac REMIC Trust 3556 NT, 6.887%, (SOFR30A + 3.214%), 03/15/2038	5,171	0.0
3,272,624 (3)(6)	Freddie Mac REMIC Trust 3629 CS, 2.563%, (-1.000*SOFR30A + 6.236%), 01/15/2040	300,887	0.0
2,030,751	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	2,081,912	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
392,982	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	$403,419	0.0
147,387	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	151,579	0.0
1,484,629	Freddie Mac REMIC Trust 3736 ZP, 4.000%, 10/15/2040	1,434,988	0.0
1,111,946	Freddie Mac REMIC Trust 3740 KE, 4.000%, 10/15/2040	1,066,379	0.0
13,251,685	Freddie Mac REMIC Trust 3753 KZ, 4.500%, 11/15/2040	13,140,701	0.1
3,560,689	Freddie Mac REMIC Trust 3775 GZ, 4.500%, 12/15/2040	3,524,542	0.1
1,525,588	Freddie Mac REMIC Trust 3820 NC, 4.500%, 03/15/2041	1,514,358	0.0
864,730	Freddie Mac REMIC Trust 3843 JZ, 5.100%, 04/15/2041	880,277	0.0
282,298	Freddie Mac REMIC Trust 3848 WX, 5.000%, 04/15/2041	285,977	0.0
406,366 (3)(6)	Freddie Mac REMIC Trust 3856 KS, 2.763%, (-1.000*SOFR30A + 6.436%), 05/15/2041	39,675	0.0
1,289,778	Freddie Mac REMIC Trust 3893 PU, 4.000%, 07/15/2041	1,257,413	0.0
2,674,800	Freddie Mac REMIC Trust 3919 BY, 4.000%, 09/15/2041	2,600,322	0.0
5,400,495	Freddie Mac REMIC Trust 3919 ZB, 4.000%, 09/15/2041	5,238,058	0.1
2,098,997	Freddie Mac REMIC Trust 3923 GY, 4.000%, 09/15/2041	2,052,892	0.0
52,240 (3)(6)	Freddie Mac REMIC Trust 3925 SD, 2.263%, (-1.000*SOFR30A + 5.936%), 07/15/2040	547	0.0
140,451 (3)(6)	Freddie Mac REMIC Trust 3925 SL, 2.263%, (-1.000*SOFR30A + 5.936%), 01/15/2041	842	0.0
1,044,066	Freddie Mac REMIC Trust 3934 CB, 4.000%, 10/15/2041	1,009,209	0.0
446,897	Freddie Mac REMIC Trust 3934 KB, 5.000%, 10/15/2041	457,302	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,460,267	Freddie Mac REMIC Trust 3982 LZ, 4.000%, 01/15/2042	$3,326,002	0.0
520,500	Freddie Mac REMIC Trust 3997 PB, 4.000%, 02/15/2042	506,841	0.0
83,266	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	83,077	0.0
1,533,667 (3)(6)	Freddie Mac REMIC Trust 4057 SN, 2.863%, (-1.000*SOFR30A + 6.536%), 12/15/2041	109,290	0.0
1,873,630	Freddie Mac REMIC Trust 4057 ZB, 3.500%, 06/15/2042	1,765,709	0.0
8,530,033	Freddie Mac REMIC Trust 4084 TZ, 4.000%, 07/15/2042	8,199,840	0.1
543,792 (3)(6)	Freddie Mac REMIC Trust 4088 CS, 2.213%, (-1.000*SOFR30A + 5.886%), 08/15/2042	51,509	0.0
794,571 (3)(6)	Freddie Mac REMIC Trust 4090 SN, 2.913%, (-1.000*SOFR30A + 6.586%), 08/15/2032	50,366	0.0
348,164	Freddie Mac REMIC Trust 4100 JA, 3.500%, 10/15/2041	336,429	0.0
6,119,644 (6)	Freddie Mac REMIC Trust 4136 IE, 4.000%, 08/15/2042	1,115,289	0.0
2,263,144 (6)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/2033	151,267	0.0
2,490,639 (3)(6)	Freddie Mac REMIC Trust 4191 SA, 2.413%, (-1.000*SOFR30A + 6.086%), 03/15/2043	186,163	0.0
2,128,000	Freddie Mac REMIC Trust 4193 BP, 4.000%, 04/15/2043	1,979,040	0.0
1,378,300 (6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	205,050	0.0
1,792,949	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	1,746,679	0.0
1,529,994	Freddie Mac REMIC Trust 4235 QD, 3.000%, 08/15/2033	1,471,045	0.0
708,452	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	701,466	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
514,986 (6)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/2043	$53,040	0.0
13,518,181 (3)(6)	Freddie Mac REMIC Trust 4301 SD, 2.313%, (-1.000*SOFR30A + 5.986%), 07/15/2037	875,578	0.0
5,938,015	Freddie Mac REMIC Trust 4310 BZ, 4.000%, 02/15/2044	5,722,605	0.1
3,690,555	Freddie Mac REMIC Trust 4316 XZ, 4.500%, 03/15/2044	3,641,265	0.1
3,668,190	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	3,604,068	0.1
8,465,723	Freddie Mac REMIC Trust 4348 ZX, 4.250%, 06/15/2044	8,311,139	0.1
1,918,236 (3)(6)	Freddie Mac REMIC Trust 4386 LS, 2.313%, (-1.000*SOFR30A + 5.986%), 09/15/2044	180,076	0.0
1,917,065	Freddie Mac REMIC Trust 4401 BL, 3.500%, 10/15/2034	1,868,037	0.0
5,906,912 (3)(6)	Freddie Mac REMIC Trust 4407 CS, 2.413%, (-1.000*SOFR30A + 6.086%), 06/15/2044	430,820	0.0
8,417,201 (3)(6)	Freddie Mac REMIC Trust 4407 PS, 1.813%, (-1.000*SOFR30A + 5.486%), 06/15/2044	456,690	0.0
6,969,357	Freddie Mac REMIC Trust 4444 CZ, 3.000%, 02/15/2045	6,287,024	0.1
8,294,415 (3)(6)	Freddie Mac REMIC Trust 4461 AS, 1.813%, (-1.000*SOFR30A + 5.486%), 04/15/2045	521,574	0.0
3,124,000	Freddie Mac REMIC Trust 4492 VB, 3.500%, 05/15/2035	3,020,587	0.0
2,913,000	Freddie Mac REMIC Trust 4505 PB, 3.000%, 08/15/2045	2,644,411	0.0
8,068,266	Freddie Mac REMIC Trust 4545 PL, 3.500%, 01/15/2046	7,254,423	0.1
8,837,778 (3)(6)	Freddie Mac REMIC Trust 4574 ST, 2.213%, (-1.000*SOFR30A + 5.886%), 04/15/2046	945,303	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
41,152,311 (3)(6)	Freddie Mac REMIC Trust 4585 AS, 2.313%, (-1.000*SOFR30A + 5.986%), 05/15/2046	$3,423,162	0.0
4,203,783	Freddie Mac REMIC Trust 4608 JV, 3.500%, 01/15/2055	3,164,963	0.0
11,783,552 (3)(6)	Freddie Mac REMIC Trust 4611 BS, 2.313%, (-1.000*SOFR30A + 5.986%), 06/15/2041	974,645	0.0
8,359,989	Freddie Mac REMIC Trust 4664 KZ, 3.500%, 02/15/2047	7,754,052	0.1
6,351,465	Freddie Mac REMIC Trust 4680 GZ, 3.500%, 03/15/2047	5,861,056	0.1
4,723,751	Freddie Mac REMIC Trust 4682 HZ, 3.500%, 04/15/2047	4,379,173	0.1
2,309,270	Freddie Mac REMIC Trust 4700 KZ, 3.500%, 07/15/2047	2,139,385	0.0
4,470,307	Freddie Mac REMIC Trust 4753 VZ, 3.000%, 12/15/2047	3,613,982	0.1
3,291,485	Freddie Mac REMIC Trust 4755 Z, 3.000%, 02/15/2048	2,900,750	0.0
38,778,744	Freddie Mac REMIC Trust 4771 HZ, 3.500%, 03/15/2048	35,570,699	0.3
11,631,614	Freddie Mac REMIC Trust 4776 AZ, 4.000%, 07/15/2047	11,037,219	0.1
311,073	Freddie Mac REMIC Trust 4787 PY, 4.000%, 05/15/2048	297,134	0.0
5,994,613	Freddie Mac REMIC Trust 4795 D, 5.000%, 05/15/2048	5,862,933	0.1
1,551,775	Freddie Mac REMIC Trust 4834 AZ, 3.500%, 10/15/2048	1,432,059	0.0
18,322,564 (3)(6)	Freddie Mac REMIC Trust 4879 DS, 2.313%, (-1.000*SOFR30A + 5.986%), 08/15/2034	1,035,410	0.0
20,253,509 (3)(6)	Freddie Mac REMIC Trust 4892 SA, 2.263%, (-1.000*SOFR30A + 5.936%), 07/15/2049	2,054,327	0.0
1,632,872	Freddie Mac REMIC Trust 4904 HB, 3.000%, 08/25/2049	1,214,730	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,676,070 (3)(6)	Freddie Mac REMIC Trust 4906 SQ, 2.274%, (-1.000*SOFR30A + 5.936%), 09/25/2049	$541,080	0.0
606,535	Freddie Mac REMIC Trust 4914 DB, 3.000%, 09/25/2049	418,351	0.0
2,127,299	Freddie Mac REMIC Trust 4941 CZ, 3.000%, 11/25/2049	1,880,595	0.0
45,795,242 (6)	Freddie Mac REMIC Trust 4941 IO, 4.000%, 12/15/2047	9,330,769	0.1
2,317,736	Freddie Mac REMIC Trust 4941 WZ, 3.000%, 11/25/2049	2,041,323	0.0
3,863,387	Freddie Mac REMIC Trust 4950 KE, 2.500%, 12/25/2049	3,440,825	0.0
44,030,169 (6)	Freddie Mac REMIC Trust 4980 KI, 4.500%, 06/25/2050	9,976,281	0.1
13,359,963 (6)	Freddie Mac REMIC Trust 4986 IO, 4.500%, 06/25/2050	2,998,898	0.0
45,656,905 (6)	Freddie Mac REMIC Trust 4998 AI, 3.500%, 12/25/2049	10,077,543	0.1
38,135,310 (6)	Freddie Mac REMIC Trust 5014 HI, 4.000%, 09/25/2050	7,756,920	0.1
24,367,523 (6)	Freddie Mac REMIC Trust 5019 HI, 3.500%, 10/25/2050	4,602,781	0.1
19,839,758 (6)	Freddie Mac REMIC Trust 5038 GI, 4.000%, 11/25/2050	4,060,012	0.1
19,197,619 (3)(6)	Freddie Mac REMIC Trust 5045 BS, 2.538%, (-1.000*SOFR30A + 6.200%), 11/25/2050	2,750,053	0.0
81,064,920 (6)	Freddie Mac REMIC Trust 5051 BI, 3.000%, 11/25/2050	13,748,777	0.1
40,734,461 (6)	Freddie Mac REMIC Trust 5057 IT, 3.000%, 11/25/2050	6,941,490	0.1
23,705,016 (6)	Freddie Mac REMIC Trust 5072 NI, 3.000%, 01/25/2050	4,004,006	0.1
48,173,179 (6)	Freddie Mac REMIC Trust 5072 QI, 3.500%, 10/25/2050	10,663,020	0.1
67,392,475 (6)	Freddie Mac REMIC Trust 5082 IQ, 3.000%, 03/25/2051	11,371,412	0.1
15,810,986 (6)	Freddie Mac REMIC Trust 5103 HI, 4.000%, 05/25/2051	3,247,999	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
17,716,469 (6)	Freddie Mac REMIC Trust 5108 CI, 3.500%, 05/25/2051	$2,681,691	0.0
16,007,537 (6)	Freddie Mac REMIC Trust 5113 AI, 4.000%, 06/25/2041	2,476,515	0.0
15,560,685 (6)	Freddie Mac REMIC Trust 5114 CI, 4.000%, 01/25/2050	3,112,120	0.0
52,378,945 (6)	Freddie Mac REMIC Trust 5117 IO, 3.000%, 06/25/2051	7,236,355	0.1
21,488,491 (6)	Freddie Mac REMIC Trust 5122 AI, 4.500%, 07/25/2051	4,850,722	0.1
40,293,213 (6)	Freddie Mac REMIC Trust 5125 MI, 4.500%, 11/25/2048	9,259,507	0.1
18,744,558 (6)	Freddie Mac REMIC Trust 5128 IC, 5.500%, 09/25/2041	3,441,296	0.0
45,281,507 (6)	Freddie Mac REMIC Trust 5152 IQ, 4.500%, 10/25/2051	10,530,011	0.1
54,182,865 (6)	Freddie Mac REMIC Trust 5200 IC, 4.000%, 03/25/2051	11,059,777	0.1
1,128,592	Freddie Mac REMIC Trust 5228 EC, 4.000%, 02/25/2050	1,087,884	0.0
30,906,895 (3)(6)	Freddie Mac REMIC Trust 5264 S, 2.238%, (-1.000*SOFR30A + 5.900%), 10/25/2052	2,347,728	0.0
42,951,333 (6)	Freddie Mac REMIC Trust 5279 IM, 4.000%, 11/25/2051	8,458,387	0.1
33,734,862 (6)	Freddie Mac REMIC Trust 5322 IO, 4.000%, 09/25/2051	7,099,495	0.1
29,133,014 (6)	Freddie Mac REMIC Trust 5392 DI, 4.500%, 10/25/2051	6,758,143	0.1
5,511,687	Freddie Mac REMIC Trust 5505 AZ, 5.000%, 02/25/2055	5,384,381	0.1
5,059,212	Freddie Mac REMIC Trust 5513 Z, 5.000%, 11/25/2054	4,946,479	0.1
4,564,239	Freddie Mac REMIC Trust 5525 LZ, 5.000%, 04/25/2055	4,448,726	0.1
138,557,170 (3)(6)	Freddie Mac REMIC Trust 5638 SC, 2.588%, (-1.000*SOFR30A + 6.250%), 03/25/2056	16,450,172	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,954,454 (2)(3)	Freddie Mac STACR REMIC Trust 2021- DNA6 M2, 5.162%, (SOFR30A + 1.500%), 10/25/2041	$2,957,948	0.0
1,000,000 (2)(3)	Freddie Mac STACR REMIC Trust 2021- DNA7 M2, 5.462%, (SOFR30A + 1.800%), 11/25/2041	1,002,806	0.0
11,160,000 (2)(3)	Freddie Mac STACR REMIC Trust 2021- HQA3 M2, 5.762%, (SOFR30A + 2.100%), 09/25/2041	11,200,916	0.1
15,000,000 (2)(3)	Freddie Mac STACR REMIC Trust 2021- HQA4 B1, 7.412%, (SOFR30A + 3.750%), 12/25/2041	15,244,020	0.2
10,000,000 (2)(3)	Freddie Mac STACR REMIC Trust 2021- HQA4 M2, 6.012%, (SOFR30A + 2.350%), 12/25/2041	10,072,797	0.1
13,500,000 (2)(3)	Freddie Mac STACR REMIC Trust 2022- DNA1 B1, 7.062%, (SOFR30A + 3.400%), 01/25/2042	13,750,889	0.1
7,000,000 (2)(3)	Freddie Mac STACR REMIC Trust 2022- DNA1 M2, 6.162%, (SOFR30A + 2.500%), 01/25/2042	7,055,864	0.1
1,400,000 (2)(3)	Freddie Mac STACR REMIC Trust 2022- DNA2 B1, 8.412%, (SOFR30A + 4.750%), 02/25/2042	1,433,736	0.0
10,400,000 (2)(3)	Freddie Mac STACR REMIC Trust 2022- DNA2 M2, 7.412%, (SOFR30A + 3.750%), 02/25/2042	10,619,712	0.1
2,534,500 (2)(3)	Freddie Mac STACR REMIC Trust 2022- DNA6 M2, 9.412%, (SOFR30A + 5.750%), 09/25/2042	2,697,337	0.0
1,150,000 (2)(3)	Freddie Mac STACR REMIC Trust 2022- HQA3 M2, 9.012%, (SOFR30A + 5.350%), 08/25/2042	1,214,610	0.0
1,800,000 (2)(3)	Freddie Mac STACR REMIC Trust 2023- HQA3 M2, 7.012%, (SOFR30A + 3.350%), 11/25/2043	1,878,890	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,000,000 (2)(3)	Freddie Mac STACR REMIC Trust 2024- HQA2 M2, 5.462%, (SOFR30A + 1.800%), 08/25/2044	$11,034,584	0.1
3,350,000 (2)(3)	Freddie Mac STACR REMIC Trust 2025- HQA1 M2, 5.312%, (SOFR30A + 1.650%), 02/25/2045	3,357,349	0.0
11,000,000 (2)(3)	Freddie Mac STACR REMIC Trust 2026- DNA2 B1, 5.772%, (SOFR30A + 2.100%), 03/25/2046	11,026,656	0.1
1,914,136	Freddie Mac Strips 277 30, 3.000%, 09/15/2042	1,728,729	0.0
4,162,394 (6)	Freddie Mac Strips 303 C17, 3.500%, 01/15/2043	666,662	0.0
3,084,702 (6)	Freddie Mac Strips 303 C29, 4.500%, 01/15/2043	545,827	0.0
20,173,591 (3)(6)	Freddie Mac Strips 311 S1, 2.163%, (-1.000*SOFR30A + 5.836%), 08/15/2043	2,008,475	0.0
7,173,445	Freddie Mac Strips 326 350, 3.500%, 03/15/2044	6,650,416	0.1
629,226 (3)(6)	Freddie Mac Strips 344 68, 3.000%, 02/15/2045	80,515	0.0
178,807 (3)(6)	Freddie Mac Strips 344 89, 4.500%, 02/15/2045	33,970	0.0
2,504,677 (6)	Freddie Mac Strips 344 C13, 4.500%, 02/15/2045	515,380	0.0
3,739,194 (6)	Freddie Mac Strips 344 C17, 4.000%, 02/15/2045	696,080	0.0
1,864,335 (3)(6)	Freddie Mac Strips 344 C18, 3.946%, 02/15/2045	325,662	0.0
2,260,303 (3)(6)	Freddie Mac Strips 344 C19, 3.564%, 02/15/2045	320,446	0.0
3,635,760 (6)	Freddie Mac Strips 344 C2, 4.000%, 02/15/2045	675,906	0.0
3,098,029 (6)	Freddie Mac Strips 344 C4, 4.000%, 02/15/2045	579,260	0.0
5,355,113 (6)	Freddie Mac Strips 344 C5, 3.500%, 02/15/2045	905,271	0.0
5,596,828 (6)	Freddie Mac Strips 344 C6, 4.000%, 02/15/2045	1,059,218	0.0
3,120,320 (6)	Freddie Mac Strips 344 C7, 4.000%, 02/15/2045	595,319	0.0
2,154,279 (6)	Freddie Mac Strips 344 C8, 3.500%, 02/15/2045	344,710	0.0
2,691,774 (6)	Freddie Mac Strips 344 C9, 3.500%, 02/15/2045	444,675	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,365,901 (6)	Freddie Mac Strips 347 C14, 3.500%, 02/15/2044	$1,093,357	0.0
3,668,300 (6)	Freddie Mac Strips 347 C22, 4.000%, 02/15/2044	663,924	0.0
3,996,861 (6)	Freddie Mac Strips 347 C23, 4.000%, 02/15/2044	714,499	0.0
3,800,299 (6)	Freddie Mac Strips 347 C24, 4.000%, 02/15/2044	672,299	0.0
3,459,238 (6)	Freddie Mac Strips 347 C25, 4.000%, 02/15/2044	636,324	0.0
4,857,527 (6)	Freddie Mac Strips 347 C26, 4.000%, 02/15/2044	886,630	0.0
4,256,202 (6)	Freddie Mac Strips 347 C28, 4.500%, 02/15/2044	862,751	0.0
7,506,806 (6)	Freddie Mac Strips 347 C5, 3.000%, 05/15/2043	1,124,163	0.0
14,656,566 (6)	Freddie Mac Strips 365 C23, 3.500%, 10/15/2047	2,554,801	0.0
622,637 (3)	Freddie Mac Structured Pass-Through Certificates T-48 1A, 4.270%, 07/25/2033	599,734	0.0
2,224,876	Freddie Mac Whole Loan Securities Trust 2017-SC01 1A, 3.000%, 12/25/2046	1,917,818	0.0
2,163,576	Freddie Mac Whole Loan Securities Trust 2017-SC01 2A, 3.500%, 12/25/2046	1,907,377	0.0
262,419 (2)(3)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	255,182	0.0
3,324,569 (2)(3)	GCAT Trust 2025-INV2 B3, 7.020%, 05/25/2055	3,505,983	0.1
1,990,823 (2)(3)	GCAT Trust 2025-INV4 B3, 7.265%, 08/25/2055	2,134,191	0.0
610,216 (3)(6)	Ginnie Mae 2005- 37 SI, 2.360%, (-1.000*TSFR1M + 6.036%), 05/20/2035	39,872	0.0
128,635 (3)(6)	Ginnie Mae 2005- 7 AH, 2.983%, (-1.000*TSFR1M + 6.656%), 02/16/2035	8,928	0.0
2,911,008 (3)(6)	Ginnie Mae 2007- 17 IC, 2.463%, (-1.000*TSFR1M + 6.136%), 04/16/2037	128,557	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
648,651 (3)(6)	Ginnie Mae 2007- 23 ST, 2.410%, (-1.000*TSFR1M + 6.086%), 04/20/2037	$52,063	0.0
807,669 (3)(6)	Ginnie Mae 2007- 40 SE, 2.960%, (-1.000*TSFR1M + 6.636%), 07/20/2037	81,160	0.0
3,955,653 (3)(6)	Ginnie Mae 2007- 41 SL, 2.910%, (-1.000*TSFR1M + 6.586%), 07/20/2037	340,442	0.0
506,756 (3)(6)	Ginnie Mae 2007- 7 EI, 2.410%, (-1.000*TSFR1M + 6.086%), 02/20/2037	41,151	0.0
453,156 (3)(6)	Ginnie Mae 2008- 2 SW, 2.760%, (-1.000*TSFR1M + 6.436%), 01/20/2038	44,116	0.0
221,435 (3)(6)	Ginnie Mae 2008- 35 SN, 2.610%, (-1.000*TSFR1M + 6.286%), 04/20/2038	15,234	0.0
106,295 (3)(6)	Ginnie Mae 2008- 40 PS, 2.713%, (-1.000*TSFR1M + 6.386%), 05/16/2038	5,908	0.0
365,341 (3)(6)	Ginnie Mae 2009- 25 KS, 2.410%, (-1.000*TSFR1M + 6.086%), 04/20/2039	31,559	0.0
294,622	Ginnie Mae 2009-29 PB, 4.750%, 05/20/2039	298,228	0.0
272,441	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	273,436	0.0
5,863,110	Ginnie Mae 2009-33 ZB, 6.000%, 05/20/2039	6,018,642	0.1
610,170	Ginnie Mae 2009-34 Z, 4.500%, 05/16/2039	613,015	0.0
367,081	Ginnie Mae 2009- 98 DA, 3.250%, 07/16/2039	363,387	0.0
1,601,071	Ginnie Mae 2010- 108 WL, 4.000%, 04/16/2040	1,577,059	0.0
1,924,208 (3)(6)	Ginnie Mae 2010- 11 SA, 2.633%, (-1.000*TSFR1M + 6.306%), 01/16/2040	168,488	0.0
452,899 (3)(6)	Ginnie Mae 2010- 116 NS, 2.863%, (-1.000*TSFR1M + 6.536%), 09/16/2040	31,744	0.0
1,880,459 (3)(6)	Ginnie Mae 2010- 116 SK, 2.830%, (-1.000*TSFR1M + 6.506%), 08/20/2040	144,054	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
782,389 (3)(6)	Ginnie Mae 2010- 14 SB, 3.010%, (-1.000*TSFR1M + 6.686%), 11/20/2035	$72,130	0.0
243,576	Ginnie Mae 2010- 164 MD, 4.000%, 12/20/2040	237,328	0.0
815,404 (6)	Ginnie Mae 2010-168 BI, 5.000%, 04/20/2040	120,974	0.0
529,148 (3)(6)	Ginnie Mae 2010- 68 MS, 2.060%, (-1.000*TSFR1M + 5.736%), 06/20/2040	46,040	0.0
437,624 (6)	Ginnie Mae 2010-99 IT, 5.000%, 08/16/2040	56,208	0.0
538,860	Ginnie Mae 2011-52 PA, 4.250%, 02/16/2041	537,933	0.0
1,240,794 (3)(6)	Ginnie Mae 2011- 72 SA, 1.563%, (-1.000*TSFR1M + 5.236%), 05/16/2041	80,790	0.0
82,709 (6)	Ginnie Mae 2012-91 QI, 4.500%, 09/20/2041	4,705	0.0
328,394	Ginnie Mae 2013- 116 KB, 3.500%, 12/20/2042	325,328	0.0
2,011,500 (6)	Ginnie Mae 2013-167 PI, 5.500%, 11/20/2043	260,559	0.0
6,480,185	Ginnie Mae 2013-170 ZD, 2.500%, 11/16/2043	5,731,892	0.1
58,085	Ginnie Mae 2013-27 KA, 2.250%, 02/20/2043	54,365	0.0
268,690	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	241,100	0.0
1,717,444 (3)(6)	Ginnie Mae 2014- 185 SB, 1.810%, (-1.000*TSFR1M + 5.486%), 12/20/2044	111,444	0.0
931,213 (3)(6)	Ginnie Mae 2014- 3 QS, 2.360%, (-1.000*TSFR1M + 6.036%), 03/20/2043	42,498	0.0
2,885,454 (3)(6)	Ginnie Mae 2014- 3 SU, 2.260%, (-1.000*TSFR1M + 5.936%), 07/20/2039	237,887	0.0
1,521,115 (3)(6)	Ginnie Mae 2014- 56 SP, 2.413%, (-1.000*TSFR1M + 6.086%), 12/16/2039	97,267	0.0
5,175,757 (3)(6)	Ginnie Mae 2014- 58 SG, 1.813%, (-1.000*TSFR1M + 5.486%), 04/16/2044	272,566	0.0
344,089	Ginnie Mae 2015-27 PB, 3.000%, 08/20/2044	342,043	0.0
11,050,981 (3)(6)	Ginnie Mae 2016- 160 GS, 2.310%, (-1.000*TSFR1M + 5.986%), 11/20/2046	1,311,824	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
326,675	Ginnie Mae 2016-44 JA, 3.500%, 03/20/2046	$306,454	0.0
22,659,560 (3)(6)	Ginnie Mae 2016- 6 SB, 1.860%, (-1.000*TSFR1M + 5.536%), 01/20/2046	1,778,238	0.0
5,341,271 (3)(6)	Ginnie Mae 2017- 101 SA, 2.410%, (-1.000*TSFR1M + 6.086%), 07/20/2047	641,834	0.0
11,643,818 (3)(6)	Ginnie Mae 2017- 163 SH, 2.410%, (-1.000*TSFR1M + 6.086%), 11/20/2047	1,428,512	0.0
7,244,346 (3)(6)	Ginnie Mae 2017- 19 SE, 2.363%, (-1.000*TSFR1M + 6.036%), 02/16/2047	674,379	0.0
4,853,477	Ginnie Mae 2018-1 LZ, 3.000%, 01/20/2048	3,931,511	0.1
369,694	Ginnie Mae 2018-104 HZ, 3.500%, 08/20/2048	272,311	0.0
890,527	Ginnie Mae 2018- 120 DE, 3.500%, 09/20/2048	828,447	0.0
221,212	Ginnie Mae 2018- 122 GZ, 3.500%, 09/20/2048	174,044	0.0
1,202,212	Ginnie Mae 2018-126 A, 3.500%, 09/20/2048	1,098,674	0.0
222,906	Ginnie Mae 2018-147 KZ, 3.750%, 10/20/2048	179,429	0.0
11,082,654 (3)(6)	Ginnie Mae 2018- 167 CS, 2.310%, (-1.000*TSFR1M + 5.986%), 12/20/2048	1,137,293	0.0
176,532	Ginnie Mae 2019-100 JB, 3.000%, 08/20/2049	129,834	0.0
532,322	Ginnie Mae 2019- 100 KB, 3.000%, 08/20/2049	390,252	0.0
1,349,931	Ginnie Mae 2019- 100 MC, 3.000%, 08/20/2049	973,334	0.0
70,392,955 (6)	Ginnie Mae 2019-129 AI, 3.500%, 10/20/2049	13,362,184	0.1
32,557,528 (6)	Ginnie Mae 2019-137 GI, 4.000%, 11/20/2049	7,038,814	0.1
16,220,668 (3)(6)	Ginnie Mae 2019- 159 SM, 2.260%, (-1.000*TSFR1M + 5.936%), 12/20/2049	1,876,112	0.0
1,081,376	Ginnie Mae 2019- 23 NG, 3.500%, 02/20/2049	821,033	0.0
71,326	Ginnie Mae 2019-54 AB, 3.000%, 04/20/2049	55,716	0.0
798,785	Ginnie Mae 2019- 78 MB, 3.000%, 06/20/2049	583,045	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
416,445	Ginnie Mae 2019-89 KB, 3.000%, 07/20/2049	$305,714	0.0
299,424	Ginnie Mae 2019- 89 WB, 3.000%, 07/20/2049	215,727	0.0
64,626,676 (6)	Ginnie Mae 2020-187 BI, 2.500%, 12/20/2050	9,745,790	0.1
16,301,275 (6)	Ginnie Mae 2020-188 PI, 3.500%, 06/20/2050	3,100,061	0.0
15,296,849 (3)(6)	Ginnie Mae 2020- 32 SG, 2.310%, (-1.000*TSFR1M + 5.986%), 03/20/2050	1,958,616	0.0
12,844,521 (3)(6)	Ginnie Mae 2020- 34 SQ, 2.260%, (-1.000*TSFR1M + 5.936%), 10/20/2049	1,458,854	0.0
23,467,618 (3)(6)	Ginnie Mae 2020- 46 BS, 0.336%, (-1.000*TSFR1M + 3.236%), 04/20/2050	258,167	0.0
11,257,357 (3)(6)	Ginnie Mae 2020- 77 JS, 2.310%, (-1.000*TSFR1M + 5.986%), 10/20/2048	968,816	0.0
70,737,413 (6)	Ginnie Mae 2021-139 PI, 2.500%, 08/20/2051	10,155,236	0.1
17,188,492 (6)	Ginnie Mae 2021-146 IL, 4.000%, 08/20/2051	3,550,681	0.1
16,250,643 (6)	Ginnie Mae 2021-161 IC, 4.500%, 09/20/2051	3,608,255	0.1
26,180,666 (6)	Ginnie Mae 2021-57 IG, 3.500%, 09/20/2050	4,946,587	0.1
35,811,739 (3)(6)	Ginnie Mae 2022- 172 SB, 2.027%, (-1.000*SOFR30A + 5.700%), 10/20/2052	2,659,521	0.0
13,656,323	Ginnie Mae 2023-111 ZL, 6.000%, 08/20/2053	13,733,975	0.1
1,586,648	Ginnie Mae 2023-99 DV, 5.000%, 07/20/2034	1,592,586	0.0
101,829,075 (3)(6)	Ginnie Mae 2024- 184 SN, 1.627%, (-1.000*SOFR30A + 5.300%), 11/20/2054	5,532,552	0.1
6,861,700	Ginnie Mae 2024-20 VZ, 5.500%, 09/20/2053	6,968,799	0.1
73,637,683 (3)(6)	Ginnie Mae 2025- 105 ES, 2.260%, (-1.000*TSFR1M + 5.936%), 11/20/2049	7,424,085	0.1
10,621,503	Ginnie Mae 2025- 120 MZ, 5.000%, 07/20/2055	10,300,403	0.1
108,533,173 (3)(6)	Ginnie Mae 2025- 139 SD, 2.277%, (-1.000*SOFR30A + 5.950%), 08/20/2065	4,638,654	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
252,314 (2)(3)	GS Mortage-Backed Securities Trust 2020- PJ1 A1, 3.500%, 05/25/2050	$228,469	0.0
404,663 (2)(3)	GS Mortage-Backed Securities Trust 2020- PJ1 A4, 3.500%, 05/25/2050	364,277	0.0
1,009,304 (2)(3)	GS Mortage-Backed Securities Trust 2020- PJ1 A8, 3.500%, 05/25/2050	911,226	0.0
242,090 (2)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	227,970	0.0
2,549,697 (2)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.355%, 11/25/2049	2,355,710	0.0
942,749 (2)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.965%, 03/25/2050	879,543	0.0
1,406,921 (2)(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B2A, 3.406%, 10/25/2050	1,222,551	0.0
867,063 (2)(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.406%, 10/25/2050	706,160	0.0
1,319,263 (2)(3)	GS Mortgage-Backed Securities Trust 2021- GR3 B4, 3.374%, 04/25/2052	1,101,909	0.0
2,441,528 (2)(3)	GS Mortgage-Backed Securities Trust 2023- PJ4 A3, 6.000%, 01/25/2054	2,460,145	0.0
1,920,390 (2)(3)	GS Mortgage-Backed Securities Trust 2023- PJ5 B2, 6.680%, 02/25/2054	1,986,720	0.0
2,017,135 (2)(3)	GS Mortgage-Backed Securities Trust 2023- PJ6 B2, 6.821%, 04/25/2054	2,079,512	0.0
3,624,336 (2)(3)	GS Mortgage-Backed Securities Trust 2024- PJ1 B2, 6.926%, 06/25/2054	3,812,262	0.1
805,465 (2)(3)	GS Mortgage-Backed Securities Trust 2024- PJ2 B3, 5.918%, 07/25/2054	793,126	0.0
2,885,937 (2)(3)	GS Mortgage-Backed Securities Trust 2024- PJ4 B2, 5.774%, 08/25/2054	2,882,121	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,890,289 (2)(3)	GS Mortgage-Backed Securities Trust 2024- PJ4 B3, 5.774%, 08/25/2054	$1,864,499	0.0
2,000,000 (2)(3)	GS Mortgage-Backed Securities Trust 2026- PJ3 B3, 5.868%, 08/25/2056	1,936,188	0.0
105,342	GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/2037	62,367	0.0
1,114,249 (3)	HarborView Mortgage Loan Trust 2007-5 A1A, 4.171%, (TSFR1M + 0.494%), 09/19/2037	986,669	0.0
23,433 (3)	HomeBanc Mortgage Trust 2004-1 2A, 4.653%, (TSFR1M + 0.974%), 08/25/2029	23,095	0.0
4,492,956 (2)	HTAP Issuer Trust 2025-1 A, 6.500%, 11/25/2042	4,478,561	0.1
2,000,000 (2)(3)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	1,586,450	0.0
1,325,532 (3)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 4.213%, (TSFR1M + 0.534%), 02/25/2046	1,029,513	0.0
29,594 (2)(3)	J.P. Morgan Mortgage Trust 2019-2 A3, 3.994%, 08/25/2049	27,938	0.0
2,051,845 (2)(3)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.146%, 05/25/2052	1,694,181	0.0
2,209,790 (2)(3)	J.P. Morgan Mortgage Trust 2023-8 B3, 6.122%, 02/25/2054	2,182,690	0.0
3,360,441 (2)(3)	J.P. Morgan Mortgage Trust 2024-1 A9, 6.000%, 06/25/2054	3,383,964	0.0
303,013	JP Morgan Alternative Loan Trust 2005- S1 1A1, 5.500%, 12/25/2035	78,458	0.0
836,194 (3)	JP Morgan Mortgage Trust 2005-A4 B1, 5.573%, 07/25/2035	827,197	0.0
781,036 (2)(3)	JP Morgan Mortgage Trust 2017-1 B4, 3.446%, 01/25/2047	699,636	0.0
1,135,861 (2)(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.778%, 12/25/2048	1,040,085	0.0
1,569,436 (2)(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.573%, 06/25/2048	1,436,985	0.0
1,510,646 (2)(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.573%, 06/25/2048	1,377,087	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,996,311 (2)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.573%, 06/25/2048	$1,814,687	0.0
1,720,906 (2)(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.711%, 10/25/2048	1,580,478	0.0
116,388 (2)(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	108,897	0.0
191,471 (2)(3)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	173,502	0.0
425,492 (2)(3)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	387,745	0.0
1,500,055 (2)(3)	JP Morgan Mortgage Trust 2019-INV1 B3, 4.935%, 09/25/2049	1,455,238	0.0
630,260 (2)(3)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	571,847	0.0
215,576 (2)(3)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	194,159	0.0
221,367 (2)(3)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	199,308	0.0
1,847,563 (2)(3)	JP Morgan Mortgage Trust 2020-5 B3, 3.568%, 12/25/2050	1,612,732	0.0
841,852 (2)(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.487%, 03/25/2051	747,186	0.0
165,298 (2)(3)	JP Morgan Mortgage Trust 2020-INV1 A3, 3.500%, 08/25/2050	149,576	0.0
1,359,028 (2)(3)	JP Morgan Mortgage Trust 2022-2 B3, 3.121%, 08/25/2052	1,110,535	0.0
1,353,257 (2)(3)	JP Morgan Mortgage Trust 2023-10 B3, 6.156%, 05/25/2054	1,338,725	0.0
1,393,622 (2)(3)	JP Morgan Mortgage Trust 2024-2 A9, 6.500%, 08/25/2054	1,414,072	0.0
2,054,681 (2)(3)	JP Morgan Mortgage Trust 2024-9 A9A, 5.500%, 02/25/2055	2,040,524	0.0
3,304,378 (2)(3)	JP Morgan Mortgage Trust 2025-CCM1 A9, 5.500%, 06/25/2055	3,281,610	0.0
12,089,604 (3)(6)	Lehman Mortgage Trust 2006-7 2A4, 2.757%, (-1.000*TSFR1M + 6.436%), 11/25/2036	1,794,046	0.0
8,295,585 (3)(6)	Lehman Mortgage Trust 2006-9 2A5, 2.827%, (-1.000*TSFR1M + 6.506%), 01/25/2037	1,341,761	0.0
108,078 (2)(3)	MFA Trust 2020-NQM3 A3, 1.632%, 01/26/2065	104,261	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,300,449 (2)(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	$3,230,786	0.0
2,482,000 (2)(3)	Mill City Mortgage Trust 2015-2 B2, 3.680%, 09/25/2057	2,298,702	0.0
1,000,000 (2)(3)	Morgan Stanley Residential Mortgage Loan Trust 2020- 1 A5A, 2.500%, 12/25/2050	719,703	0.0
4,614,465 (2)(3)	Morgan Stanley Residential Mortgage Loan Trust 2024-2 B1, 7.100%, 03/25/2054	4,845,341	0.1
3,881,732 (2)(3)	Morgan Stanley Residential Mortgage Loan Trust 2024- 4 A13, 5.500%, 09/25/2054	3,835,129	0.1
1,668,350 (2)(3)	Morgan Stanley Residential Mortgage Loan Trust 2024-4 B3, 6.943%, 09/25/2054	1,724,806	0.0
1,256,132 (2)(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,246,507	0.0
442,184 (2)(3)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	432,311	0.0
6,000,000 (2)(3)	Oaktown Re VII Ltd. 2021-2 M1C, 7.012%, (SOFR30A + 3.350%), 04/25/2034	6,060,790	0.1
221,371 (2)(3)	OBX Trust 2019- INV2 A25, 4.000%, 05/27/2049	206,787	0.0
1,034,664 (2)(3)	OBX Trust 2025- J2 A19, 5.500%, 09/25/2055	1,026,630	0.0
2,720,363 (2)(3)	PMT Loan Trust 2025- INV12 A29, 5.500%, 12/25/2056	2,700,406	0.0
1,277,235,802 (2)(6)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	7,850,594	0.1
43,785	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	38,948	0.0
2,028,373 (2)(3)	Provident Funding Mortgage Trust 2025-2 A13, 6.000%, 06/25/2055	2,042,571	0.0
2,262,249 (2)(3)	Provident Funding Mortgage Trust 2025-3 A13, 6.000%, 08/25/2055	2,269,601	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
119,591,098 (2)(3)(6)	PSMC Trust 2021- 1 AX1, 0.341%, 03/25/2051	$2,371,408	0.0
142,114,912 (2)(3)(6)	RATE Mortgage Trust 2021-HB1 AX1, 0.201%, 12/25/2051	1,761,706	0.0
510,699 (2)(3)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	463,965	0.0
796,016 (2)(3)	RCKT Mortgage Trust 2019-1 B4, 3.898%, 09/25/2049	718,667	0.0
225,934,512 (2)(3)(6)	RCKT Mortgage Trust 2021-1 AX1, 0.212%, 03/25/2051	2,795,488	0.0
177,637,623 (2)(3)(6)	RCKT Mortgage Trust 2021-3 AX1, 0.124%, 07/25/2051	1,306,907	0.0
1,416,001 (2)(3)	Redwood Funding Trust 2025-2 A, 7.112%, 10/25/2055	1,423,947	0.0
3,560,314 (2)	Redwood Funding Trust 2025-3 A, 6.231%, 12/27/2056	3,594,140	0.1
29,893,092 (3)	Seasoned Credit Risk Transfer Trust 2017-4 HT, 3.250%, 06/25/2057	27,453,956	0.3
163,207 (2)(3)	Seasoned Credit Risk Transfer Trust Series 2016-1 M2, 3.750%, 09/25/2055	151,321	0.0
2,930,397	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	2,583,578	0.0
6,850,908	Seasoned Credit Risk Transfer Trust Series 2018-2 MV, 3.500%, 11/25/2057	6,572,186	0.1
3,066,026	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	2,670,121	0.0
2,424,355	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	2,108,262	0.0
2,742,295	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	2,401,957	0.0
1,377,952	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	1,208,515	0.0
635,592	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	559,298	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,034,798	Seasoned Credit Risk Transfer Trust Series 2019-3 MA, 3.500%, 10/25/2058	$4,908,061	0.1
836,243	Seasoned Credit Risk Transfer Trust Series 2019-4 M55D, 4.000%, 02/25/2059	786,272	0.0
744,702	Seasoned Credit Risk Transfer Trust Series 2020-3 TTU, 2.500%, 05/25/2060	688,486	0.0
32,340,000	Seasoned Loans Structured Transaction Trust Series 2019- 3 A2C, 2.750%, 11/25/2029	30,579,236	0.3
655,934 (2)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.758%, 05/25/2045	571,706	0.0
982,625 (2)(3)	Sequoia Mortgage Trust 2015-3 B3, 3.726%, 07/25/2045	793,084	0.0
513,154 (2)(3)	Sequoia Mortgage Trust 2017-5 B3, 3.786%, 08/25/2047	467,232	0.0
95,934 (2)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	89,612	0.0
1,943,959 (2)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.434%, 03/25/2048	1,859,666	0.0
423,720 (2)(3)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	384,529	0.0
1,691,178 (2)(3)	Sequoia Mortgage Trust 2020-2 B2, 3.626%, 03/25/2050	1,514,497	0.0
164,861,932 (2)(3)(6)	Sequoia Mortgage Trust 2020-3 AIO1, 0.303%, 04/25/2050	2,929,976	0.0
2,598,932 (2)(3)	Sequoia Mortgage Trust 2020-3 B2, 3.303%, 04/25/2050	2,280,936	0.0
935,356 (2)(3)	Sequoia Mortgage Trust 2021-5 A19, 2.500%, 07/25/2051	772,953	0.0
894,635 (2)(3)	Sequoia Mortgage Trust 2021-5 B3, 3.048%, 07/25/2051	750,247	0.0
110,807,749 (2)(3)(6)	Sequoia Mortgage Trust 2022-1 AIO1, 0.443%, 02/25/2052	3,212,954	0.0
766,065 (2)(3)	Sequoia Mortgage Trust 2024-3 A19, 6.000%, 04/25/2054	768,842	0.0
2,401,446 (2)(3)	Sequoia Mortgage Trust 2024-9 A20, 5.500%, 10/25/2054	2,384,900	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,584,351 (2)(3)	Sequoia Mortgage Trust 2025-13 A19, 5.500%, 12/25/2055	$8,517,693	0.1
1,802,639 (2)(3)	Sequoia Mortgage Trust 2025-2 A19, 6.000%, 03/25/2055	1,807,551	0.0
4,225,038 (2)(3)	Sequoia Mortgage Trust 2025-6 B3, 6.204%, 07/25/2055	4,159,962	0.1
1,983,356 (2)(3)	Sequoia Mortgage Trust 2025-8 B3, 6.235%, 09/25/2055	1,988,453	0.0
3,010,526 (2)(3)	Sequoia Mortgage Trust 2025-9 A28, 6.000%, 10/25/2055	3,033,481	0.0
2,477,511 (2)(3)	Sequoia Mortgage Trust 2026-3 A19, 5.000%, 03/25/2056	2,422,058	0.0
1,344,264 (2)(3)	Shellpoint Co-Originator Trust 2017-2 B2, 3.615%, 10/25/2047	1,253,040	0.0
1,750,000 (2)(3)	Splitero Trust 2025-1 A1, 5.750%, 12/25/2055	1,720,564	0.0
1,000,000 (2)(3)	Starwood Mortgage Residential Trust 2022-2 M1, 4.200%, 02/25/2067	788,827	0.0
1,897,610 (2)(3)	TIAA Bank Mortgage Loan Trust 2018-2 B2, 3.656%, 07/25/2048	1,734,989	0.0
2,619,062 (2)(3)	Towd Point Mortgage Trust 2015-2 2B2, 4.831%, 11/25/2057	2,612,520	0.0
1,555,571 (2)(3)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/2055	1,540,944	0.0
3,127,244 (2)(3)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/2056	3,092,677	0.0
2,200,000 (2)(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	2,141,725	0.0
182,160 (3)	Wachovia Mortgage Loan Trust LLC Series Trust 2005-B 2A1, 6.710%, 10/20/2035	179,273	0.0
805,981 (3)	WaMu Mortgage Pass- Through Certificates 2005-AR11 A1C3, 4.813%, (TSFR1M + 1.134%), 08/25/2045	785,091	0.0
31,322,421 (3)(6)	WaMu Mortgage Pass- Through Certificates 2005-AR11 X, 0.020%, 08/25/2045	37,473	0.0
174,584 (3)	WaMu Mortgage Pass- Through Certificates 2006-AR12 1A1, 4.494%, 10/25/2036	164,597	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
128,437 (3)	WaMu Mortgage Pass- Through Certificates 2006-AR12 2A3, 3.660%, 10/25/2036	$118,133	0.0
392,394 (3)	WaMu Mortgage Pass- Through Certificates 2006-AR14 1A4, 3.988%, 11/25/2036	357,340	0.0
413,613 (3)	WaMu Mortgage Pass- Through Certificates 2006-AR16 2A1, 4.118%, 12/25/2036	370,121	0.0
940,781 (3)	WaMu Mortgage Pass- Through Certificates 2007-HY2 1A1, 4.108%, 12/25/2036	869,998	0.0
249,836 (3)	WaMu Mortgage Pass- Through Certificates 2007-HY3 1A1, 3.639%, 03/25/2037	211,735	0.0
1,408,425 (3)	WaMu Mortgage Pass- Through Certificates Series Trust 2004-AR4 A6, 5.373%, 06/25/2034	1,382,807	0.0
552,288 (3)	WaMu Mortgage Pass- Through Certificates Series Trust 2005- AR13 A1C3, 4.773%, (TSFR1M + 1.094%), 10/25/2045	535,305	0.0
956,227 (3)	WaMu Mortgage Pass- Through Certificates Series Trust 2006- AR16 2A3, 4.118%, 12/25/2036	855,679	0.0
778,299 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-10 2A3, 4.693%, (TSFR1M + 1.014%), 11/25/2035	706,674	0.0
421,710	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-5 CB3, 5.500%, 07/25/2035	397,629	0.0
2,752,777 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR6 2A, 4.819%, (12MTA + 0.960%), 08/25/2046	1,614,920	0.0
191,947	Washington Mutual Mortgage Pass- Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	166,965	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
394,274 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 4.253%, (TSFR1M + 0.574%), 01/25/2047	$362,416	0.0
311,936 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.223%, (TSFR1M + 0.544%), 06/25/2037	274,504	0.0
290,859	Wells Fargo Alternative Loan Trust 2007- PA3 3A1, 6.250%, 07/25/2037	257,082	0.0
76,651 (3)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 5.715%, 04/25/2036	76,417	0.0
1,740,821 (2)(3)	Wells Fargo Mortgage Backed Securities Trust 2019-4 B3, 3.512%, 09/25/2049	1,220,350	0.0
703,755 (2)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.757%, 08/20/2045	651,496	0.0
	Total Collateralized Mortgage Obligations (Cost $1,578,143,047)	1,500,197,486	13.4

ASSET-BACKED SECURITIES: 9.6%
	Automobile Asset-Backed Securities: 0.2%
4,284,018 (2)(3)	Bayview Opportunity Master Fund VII LLC 2024-CAR1 A, 4.762%, (SOFR30A + 1.100%), 12/26/2031	4,296,749	0.1
4,091,509 (2)	Bayview Opportunity Master Fund VII Trust 2024-SN1 A3, 5.660%, 03/15/2028	4,097,683	0.0
2,100,000	Santander Drive Auto Receivables Trust 2025-4 C, 4.520%, 01/15/2032	2,092,802	0.0
8,172,567 (2)	Westlake Automobile Receivables Trust 2024-1A B, 5.550%, 11/15/2027	8,188,946	0.1
		18,676,180	0.2

	Home Equity Asset-Backed Securities: 0.1%
1,947,665 (2)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	1,599,552	0.0
3,211,719 (3)	Freddie Mac Structured Pass-Through Certificates T-31 A7, 4.026%, (SOFR30A + 0.364%), 05/25/2031	3,210,617	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities: (continued)
2,395,707 (3)	GSAA Trust 2006- 7 AF2, 5.995%, 03/25/2046	$810,665	0.0
105,605 (3)	HSI Asset Loan Obligation Trust 2007- WF1 A6, 6.350%, 12/25/2036	73,521	0.0
391,968 (3)	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 4.113%, (TSFR1M + 0.434%), 02/25/2037	360,146	0.0
472,160 (3)	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 4.253%, (TSFR1M + 0.574%), 02/25/2037	432,690	0.0
247,407 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.640%, 11/25/2035	247,506	0.0
4,735,035 (2)	Unlock HEA Trust 2025-1 A, 6.750%, 07/25/2041	4,752,728	0.1
		11,487,425	0.1

	Other Asset-Backed Securities: 8.7%
40,830,000 (2)(3)	720 East CLO Ltd. 2023-IA A1R, 5.042%, (TSFR3M + 1.370%), 04/15/2038	40,751,361	0.4
9,160,000 (2)(3)	720 East CLO VII Ltd. 2025-7A B, 5.218%, (TSFR3M + 1.550%), 04/20/2037	9,066,504	0.1
7,020,000 (2)(3)	720 East CLO VII Ltd. 2025-7A C, 5.368%, (TSFR3M + 1.700%), 04/20/2037	6,953,521	0.1
1,000,000 (2)(3)	AB BSL CLO 4 Ltd. 2023-4A A1R, 4.968%, (TSFR3M + 1.300%), 04/20/2038	1,000,750	0.0
5,000,000 (2)(3)	AIMCO CLO Series 2018-BA CR3, 5.430%, (TSFR3M + 1.750%), 04/16/2037	5,003,750	0.0
18,200,000 (2)(3)	Allegany Park CLO Ltd. 2019-1A ARR, 4.768%, (TSFR3M + 1.100%), 01/20/2035	18,183,584	0.2
8,990,000 (2)(3)	AMMC CLO 31 Ltd. 2025-31A B, 5.368%, (TSFR3M + 1.700%), 02/20/2038	9,011,234	0.1

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,464,794 (2)(3)	Apidos CLO XXXII 2019-32A A1R, 4.768%, (TSFR3M + 1.100%), 01/20/2033	$1,467,119	0.0
10,000,000 (2)(3)	Apidos CLO XXXV 2021-35A C, 5.579%, (TSFR3M + 1.912%), 04/20/2034	9,964,500	0.1
3,700,000 (2)	Applebee's Funding LLC / IHOP Funding LLC 2025-1A A2, 6.720%, 06/07/2055	3,705,625	0.0
284,007 (2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	276,721	0.0
478,662 (2)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	452,204	0.0
22,550,000 (2)(3)	Ares LXV CLO Ltd. 2022-65A A1R, 4.788%, (TSFR3M + 1.120%), 07/25/2034	22,533,087	0.2
14,200,000 (2)(3)	Ballyrock CLO 18 Ltd. 2021-18A A2R, 5.322%, (TSFR3M + 1.650%), 04/15/2038	14,183,997	0.1
6,250,000 (2)(3)	Barings CLO Ltd. 2019-4A CR, 5.872%, (TSFR3M + 2.200%), 07/15/2037	6,256,994	0.1
4,399,109 (2)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	4,098,408	0.0
13,890,000 (2)(3)	Benefit Street Partners CLO Ltd. 2015-6BR BR, 5.218%, (TSFR3M + 1.550%), 04/20/2038	13,886,222	0.1
5,500,000 (2)(3)	Benefit Street Partners CLO XXI Ltd. 2020- 21A A1R2, 4.912%, (TSFR3M + 1.240%), 01/15/2039	5,495,875	0.1
20,100,000 (2)(3)	Benefit Street Partners CLO XXIX Ltd. 2022- 29A AR, 4.848%, (TSFR3M + 1.180%), 01/25/2038	20,049,911	0.2
8,750,000 (2)(3)	Birch Grove CLO 10 Ltd. 2024-10A A, 5.059%, (TSFR3M + 1.390%), 01/22/2038	8,750,035	0.1
13,650,000 (2)(3)	Birch Grove CLO 12 Ltd. 2025-12A A1, 4.839%, (TSFR3M + 1.170%), 04/22/2038	13,623,178	0.1
19,040,000 (2)(3)	Birch Grove CLO 12 Ltd. 2025-12A B, 5.219%, (TSFR3M + 1.550%), 04/22/2038	18,823,877	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
2,000,000 (2)(3)	BlueMountain CLO Ltd. 2014-2A A2R2, 5.329%, (TSFR3M + 1.662%), 10/20/2030	$1,999,868	0.0
2,402,514 (2)(3)	BlueMountain CLO Ltd. 2016-3A A1R2, 4.853%, (TSFR3M + 1.200%), 11/15/2030	2,404,052	0.0
2,786,000 (2)	Bojangles Issuer LLC 2024-1A A2, 6.584%, 11/20/2054	2,805,131	0.0
7,570,000 (2)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 5.099%, (TSFR3M + 1.432%), 07/20/2034	7,567,017	0.1
4,400,000 (2)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 5.929%, (TSFR3M + 2.262%), 07/20/2034	4,395,952	0.0
3,021,802 (2)(3)	BSPRT Issuer Ltd. 2023-FL10 A, 5.932%, (TSFR1M + 2.259%), 09/15/2035	3,025,649	0.0
6,600,000 (2)(3)	California Street CLO IX L.P. 2012-9A CR3, 6.433%, (TSFR3M + 2.762%), 07/16/2032	6,613,636	0.1
10,000,000 (2)(3)	Cedar Funding IV CLO Ltd. 2014-4A CR3, 5.721%, (TSFR3M + 2.050%), 01/23/2038	9,979,650	0.1
13,000,000 (2)(3)	Cedar Funding VIII Clo Ltd. 2017-8A ARR, 4.888%, (TSFR3M + 1.220%), 01/17/2038	12,999,857	0.1
21,278 (3)	Chase Funding Trust Series 2003-5 2A2, 4.393%, (TSFR1M + 0.714%), 07/25/2033	21,385	0.0
7,500,000 (2)	Cherry Securitization Trust 2025-1A A, 6.130%, 11/15/2032	7,577,595	0.1
7,160,000 (2)(3)	CIFC Funding Ltd. 2018-2A A1R, 5.038%, (TSFR3M + 1.370%), 10/20/2037	7,166,172	0.1
3,000,000 (2)(3)	CIFC Funding Ltd. 2019-6A A2R, 5.371%, (TSFR3M + 1.700%), 07/16/2037	2,988,054	0.0
21,000,000 (2)(3)	CIFC Funding Ltd. 2022-4A AR, 4.761%, (TSFR3M + 1.090%), 07/16/2035	20,970,894	0.2
1,492,849 (2)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	1,405,410	0.0
4,480,239 (2)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	4,158,756	0.0

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
4,441,250 (2)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	$4,396,479	0.0
5,090,802 (2)	Driven Brands Funding LLC 2021-1A A2, 2.791%, 10/20/2051	4,599,773	0.0
6,400,000 (2)(3)	Dryden 49 Senior Loan Fund 2017-49A CR, 5.979%, (TSFR3M + 2.312%), 07/18/2030	6,407,974	0.1
11,400,000 (2)(3)	Dryden 75 CLO Ltd. 2019-75A CR2, 5.734%, (TSFR3M + 2.062%), 04/15/2034	11,343,673	0.1
14,850,000 (2)(3)	Elevation CLO Ltd. 2023-17A BR, 5.318%, (TSFR3M + 1.650%), 10/20/2036	14,749,079	0.1
22,500,000 (2)(3)	Elmwood CLO IV Ltd. 2020-1A AR, 5.128%, (TSFR3M + 1.460%), 04/18/2037	22,507,065	0.2
17,790,000 (2)(3)	Elmwood CLO IX Ltd. 2021-2A BR, 5.218%, (TSFR3M + 1.550%), 04/20/2038	17,802,631	0.2
8,990,000 (2)(3)	Elmwood CLO XI Ltd. 2021-4A BR, 5.218%, (TSFR3M + 1.550%), 01/20/2038	8,995,160	0.1
21,900,000 (2)(3)	Empower CLO Ltd. 2022-1A A1R, 5.058%, (TSFR3M + 1.390%), 10/20/2037	21,900,591	0.2
5,184,375 (2)	Five Guys Holdings, Inc. 2023-1A A2, 7.549%, 01/26/2054	5,285,958	0.1
1,947,255 (2)(3)	FS Rialto 2021-FL3 A, 5.037%, (TSFR1M + 1.364%), 11/16/2036	1,947,107	0.0
4,619,375 (2)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	4,648,888	0.0
331,597 (2)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	318,181	0.0
319,239 (2)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	303,553	0.0
857,146 (2)	HERO Funding Trust 2016-4A A2, 4.290%, 09/20/2047	821,926	0.0
17,750,000 (2)(3)	Invesco CLO Ltd. 2021-3A BR, 5.169%, (TSFR3M + 1.500%), 10/22/2034	17,679,657	0.2
7,722,000 (2)	Jersey Mike's Funding LLC 2024-1A A2, 5.636%, 02/15/2055	7,820,957	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
15,250,000 (2)(3)	KKR Clo 33 Ltd. 33A BR, 5.268%, (TSFR3M + 1.600%), 07/20/2034	$15,212,088	0.1
10,030,000 (2)(3)	Lakeside Park CLO Ltd. 2025-1A B1, 5.222%, (TSFR3M + 1.550%), 04/15/2038	10,027,543	0.1
1,733,781 (2)(3)	LCM 30 Ltd. 30A AR, 5.009%, (TSFR3M + 1.342%), 04/20/2031	1,736,442	0.0
6,401,342 (2)	Loanpal Solar Loan Ltd. 2021-2GS A, 2.220%, 03/20/2048	5,056,399	0.1
10,580,000 (2)(3)	Magnetite Xlv Ltd. 2025-45A B, 5.222%, (TSFR3M + 1.550%), 04/15/2038	10,558,015	0.1
10,000,000 (2)(3)	Magnetite XXXI Ltd. 2021-31A A1R, 4.672%, (TSFR3M + 1.000%), 07/15/2034	9,975,000	0.1
2,718,736 (2)(3)	MF1 Ltd. 2022-FL8 A, 5.027%, (TSFR1M + 1.350%), 02/19/2037	2,719,200	0.0
3,500,000 (2)(3)	MF1 Ltd. 2024-FL14 A, 5.410%, (TSFR1M + 1.737%), 03/19/2039	3,507,453	0.0
7,500,000 (2)(3)	MF1 Ltd. 2024-FL15 A, 6.988%, (TSFR1M + 1.688%), 08/18/2041	7,524,697	0.1
478,130 (2)	Mill City Solar Loan Ltd. 2019-1A A, 4.340%, 03/20/2043	448,377	0.0
2,490,520 (2)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	2,259,042	0.0
1,546,277 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,458,887	0.0
2,606,450 (2)	Mosaic Solar Loan Trust 2018-2GS A, 4.200%, 02/22/2044	2,438,469	0.0
335,095 (2)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	304,468	0.0
2,132,870 (2)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	1,892,636	0.0
2,442,529 (2)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	2,101,424	0.0
4,841,327 (2)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	4,097,333	0.0
2,279,153 (2)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	1,786,580	0.0
6,643,617 (2)	Mosaic Solar Loan Trust 2024-2A A, 5.600%, 04/22/2052	6,315,705	0.1

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
905,432 (2)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	$856,714	0.0
4,885,077 (2)	Mosaic Solar Loans LLC 2024-1A A, 5.500%, 09/20/2049	4,640,194	0.0
9,100,000 (2)(3)	Neuberger Berman CLO XVII Ltd. 2014- 17A AR3, 5.069%, (TSFR3M + 1.400%), 07/22/2038	9,105,333	0.1
6,000,000 (2)(3)	Oaktree CLO Ltd. 2023-1A BR, 5.672%, (TSFR3M + 2.000%), 04/15/2038	6,016,386	0.1
4,600,000 (2)(3)	Ocean Trails CLO XVII Ltd. 2025-17A C, 5.710%, (TSFR3M + 1.850%), 03/20/2038	4,577,028	0.0
6,010,000 (2)(3)	OCP Clo Ltd. 2019-17A AR2, 5.068%, (TSFR3M + 1.400%), 07/20/2037	6,012,001	0.1
5,930,000 (2)(3)	Octagon 58 Ltd. 2022-1A BR, 5.422%, (TSFR3M + 1.750%), 04/15/2038	5,934,305	0.1
13,850,000 (2)(3)	Octagon Investment Partners 29 Ltd. 2016- 1A A1R2, 5.088%, (TSFR3M + 1.420%), 07/18/2037	13,865,276	0.1
4,500,000 (2)(3)	Octagon Investment Partners 32 Ltd. 2017- 1A CR3, 5.722%, (TSFR3M + 2.050%), 10/31/2037	4,507,717	0.0
11,750,000 (2)(3)	Octagon Investment Partners 50 Ltd. 2020- 4A BR2, 5.222%, (TSFR3M + 1.550%), 01/15/2035	11,705,832	0.1
6,700,000 (2)(3)	OHA Credit Funding 9 Ltd. 2021-9A CR, 5.618%, (TSFR3M + 1.950%), 10/19/2037	6,708,831	0.1
10,700,000 (2)(3)	OHA Credit Partners VII Ltd. 2012-7A CR4, 5.356%, (TSFR3M + 1.700%), 02/20/2038	10,642,819	0.1
7,045,149 (2)(3)	OZLM XV Ltd. 2016- 15A A1R3, 4.718%, (TSFR3M + 1.050%), 04/20/2033	7,049,306	0.1
4,225,205 (2)	Pagaya AI Debt Grantor Trust 2024-11 B, 5.637%, 07/15/2032	4,251,339	0.0
21,880,000 (2)(3)	Palmer Square CLO Ltd. 2021-1A A2R, 5.168%, (TSFR3M + 1.500%), 04/20/2038	21,762,920	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
5,800,000 (2)(3)	Palmer Square CLO Ltd. 2021-1A BR, 5.468%, (TSFR3M + 1.800%), 04/20/2038	$5,764,510	0.1
7,410,000 (2)(3)	Palmer Square Loan Funding Ltd. 2025-1A B, 5.253%, (TSFR3M + 1.600%), 02/15/2033	7,357,693	0.1
8,600,000 (2)(3)	Park Avenue Institutional Advisers CLO Ltd. 2017- 1A A2R2, 5.203%, (TSFR3M + 1.550%), 02/14/2034	8,588,889	0.1
11,850,000 (2)(3)	Recette Clo Ltd. 2015- 1A BR3, 5.218%, (TSFR3M + 1.550%), 04/20/2034	11,826,869	0.1
12,974,382 (2)	Sabal Issuer 2025 1 LLC 2025-1A A, 6.280%, 11/01/2060	13,049,532	0.1
4,850,000 (2)	Sabal Issuer LLC 2026-1A A1, 6.000%, 05/02/2061	4,868,595	0.0
5,635,000 (2)	Servpro Master Issuer LLC 2024-1A A2, 6.174%, 01/25/2054	5,777,764	0.1
1,995,000 (2)	SERVPRO Master Issuer LLC 2025-1A A2, 5.525%, 10/25/2055	1,978,815	0.0
4,652,000 (2)	SoFi Consumer Loan Program Trust 2025-1 C, 5.420%, 02/27/2034	4,711,734	0.0
6,892,417 (2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	6,827,562	0.1
3,820,000 (2)	Sonic Capital LLC 2021-1A A2II, 2.636%, 08/20/2051	3,273,170	0.0
18,000,000 (2)(3)	Sound Point Clo XVI Ltd. 2017-2A CR, 6.130%, (TSFR3M + 2.462%), 07/25/2030	18,021,222	0.2
9,950,000 (2)(3)	Sound Point CLO XXIX Ltd. 2021-1A CR, 5.518%, (TSFR3M + 1.850%), 04/25/2034	9,901,404	0.1
16,372,297 (2)(3)	Sound Point CLO XXVIII Ltd. 2020-3A A1R, 4.948%, (TSFR3M + 1.280%), 01/25/2032	16,394,645	0.2
3,000,000 (2)(3)	Sound Point CLO XXXIII Ltd. 2022-1A BR, 5.418%, (TSFR3M + 1.750%), 04/20/2035	3,000,330	0.0
3,693,634 (2)	Sunnova Helios II Issuer LLC 2018-1A A, 4.870%, 07/20/2048	3,570,045	0.0

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
2,695,469 (2)	Sunnova Helios V Issuer LLC 2021-A A, 1.800%, 02/20/2048	$2,005,045	0.0
11,717,506 (2)	Sunnova Helios XI Issuer LLC 2023-A A, 5.300%, 05/20/2050	10,797,997	0.1
6,699,474 (2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	5,822,398	0.1
7,461,528 (2)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	6,382,274	0.1
3,692,878 (2)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	3,573,368	0.0
5,988,398 (2)	Sunrun Bacchus Issuer LLC 2025-1A A1, 5.990%, 04/30/2060	6,014,538	0.1
4,010,978 (2)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	3,851,694	0.0
3,494,901 (2)	Sunrun Pangea Issuer LLC 2025-2A A1, 6.150%, 01/30/2054	3,493,070	0.0
2,484,902 (2)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	2,390,160	0.0
11,990,000 (2)(3)	Symphony Clo 47 Ltd. 2025-47A B, 5.218%, (TSFR3M + 1.550%), 04/20/2038	11,869,105	0.1
2,948,233 (2)(3)	Symphony CLO XVI Ltd. 2015-16A ARR, 4.872%, (TSFR3M + 1.200%), 10/15/2031	2,949,752	0.0
2,000,000 (2)	Taco Bell Funding LLC 2025-1A A2I, 4.821%, 08/25/2055	1,973,687	0.0
4,370,000 (2)	Textainer Marine Containers Ltd. 2021-3A A, 1.940%, 08/20/2046	3,888,006	0.0
3,649,000 (2)	Textainer Marine Containers VII Ltd. 2021-1A A, 1.680%, 02/20/2046	3,432,943	0.0
12,450,000 (2)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	12,481,063	0.1
12,000,000 (2)(3)	TruPS Financials Note Securitization 2026-1A A1, 5.423%, (TSFR3M + 1.750%), 01/15/2038	12,060,300	0.1
8,020,348 (2)(3)	Venture 37 CLO Ltd. 2019-37A A1RR, 4.922%, (TSFR3M + 1.250%), 07/15/2032	8,024,069	0.1
3,384,449 (2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	3,323,767	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
12,580,000 (2)(3)	Wind River CLO Ltd. 2016-1KRA BR3, 5.272%, (TSFR3M + 1.600%), 10/15/2034	$12,517,578	0.1
10,000,000 (2)(3)	Wind River CLO Ltd. 2021-1A CR, 5.918%, (TSFR3M + 2.250%), 07/20/2037	10,009,880	0.1
8,300,000 (2)(3)	Wind River CLO Ltd. 2021-2A BR, 5.268%, (TSFR3M + 1.600%), 07/20/2034	8,260,293	0.1
7,900,000 (2)	Wingstop Funding LLC 2024-1A A2, 5.858%, 12/05/2054	8,037,547	0.1
15,136,750 (2)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	14,377,492	0.1
		970,650,751	8.7

	Student Loan Asset-Backed Securities: 0.6%
265,915 (2)	Commonbond Student Loan Trust 2016-B B, 4.000%, 10/25/2040	250,659	0.0
348,465 (2)	Commonbond Student Loan Trust-GS 2017- BGS B, 3.260%, 09/25/2042	290,914	0.0
69,007 (2)	Commonbond Student Loan Trust-GS 2018- AGS C, 3.820%, 02/25/2044	57,578	0.0
2,020,957 (2)	Commonbond Student Loan Trust-GS 2020- AGS A, 1.980%, 08/25/2050	1,817,297	0.0
1,090,221 (2)(3)	ELFI Graduate Loan Program LLC 2021-A B, 2.090%, 12/26/2046	896,298	0.0
2,243,124 (2)	Laurel Road Prime Student Loan Trust 2020-A A2FX, 1.400%, 11/25/2050	2,096,049	0.0
1,178,386 (2)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	1,126,052	0.0
1,451,056 (2)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	1,361,456	0.0
6,267,168 (2)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	5,958,265	0.1
2,939,955 (2)	Navient Private Education Refi Loan Trust 2021-BA A, 0.940%, 07/15/2069	2,684,242	0.0

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
4,519,580 (2)	Navient Private Education Refi Loan Trust 2021-DA C, 3.480%, 04/15/2060	$4,218,011	0.0
1,850,000 (2)	Navient Private Education Refi Loan Trust 2021-FA B, 2.120%, 02/18/2070	1,323,412	0.0
1,077,943 (2)	Nelnet Student Loan Trust 2025-DA A1A, 4.650%, 08/20/2054	1,065,516	0.0
2,700,000 (2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,445,094	0.0
929,454 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	923,742	0.0
5,816,152 (2)	SMB Private Education Loan Trust 2019- B A2A, 2.840%, 06/15/2037	5,715,192	0.1
1,659,646 (2)	SMB Private Education Loan Trust 2023- A A1A, 5.380%, 01/15/2053	1,678,357	0.0
1,900,000 (2)	SMB Private Education Loan Trust 2023-A B, 5.880%, 01/15/2053	1,926,855	0.0
13,799,855 (2)	SMB Private Education Loan Trust-A 2020- PTA A2A, 1.600%, 09/15/2054	13,053,122	0.1
3,000,000 (2)	Sofi Professional Loan Program LLC 2019- B BFX, 3.730%, 08/17/2048	2,825,676	0.0
7,376,918 (2)	Sofi Professional Loan Program Trust 2018-B BFX, 3.830%, 08/25/2047	7,157,278	0.1
355,633 (2)	Sofi Professional Loan Program Trust 2018- D A2FX, 3.600%, 02/25/2048	353,871	0.0
5,800,000 (2)	SoFi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	5,619,816	0.1
6,000,000 (2)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	5,804,170	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
3,905,860 (2)	SoFi Professional Loan Program Trust 2020-C AFX, 1.950%, 02/15/2046	$3,680,328	0.0
		74,329,250	0.6

	Total Asset-Backed Securities (Cost $1,089,066,054)	1,075,143,606	9.6

U.S. TREASURY OBLIGATIONS: 8.0%
	United States Treasury Bonds: 3.1%
294,897,800 (1)	4.625%, 02/15/2046	284,322,948	2.6
35,227,800	4.625%, 11/15/2055	33,664,566	0.3
20,000,000 (1)	4.750%, 02/15/2041	20,117,188	0.2
		338,104,702	3.1
	United States Treasury Notes: 4.9%
132,405,800 (1)	3.500%, 03/15/2029	131,242,077	1.2
203,237,900	3.875%, 03/31/2028	203,547,521	1.8
70,998,700	3.875%, 03/31/2031	70,774,056	0.6
17,903,600 (1)	4.000%, 01/15/2027	17,940,303	0.2
8,587,200	4.125%, 02/15/2036	8,453,696	0.1
105,934,500	4.250%, 03/31/2033	106,671,075	1.0
		538,628,728	4.9

	Total U.S. Treasury Obligations (Cost $888,097,474)	876,733,430	8.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.7%
6,500,000 (2)(3)	1345T 2025-AOA A, 5.273%, (TSFR1M + 1.600%), 06/15/2042	6,489,874	0.1
2,000,000 (2)(3)	Acore Issuer LLC 2026-FL1 A, 5.125%, (TSFR1M + 1.450%), 08/20/2043	2,002,106	0.0
8,400,000 (2)(3)	ACREC LLC 2026-FL4 A, 5.130%, (TSFR1M + 1.450%), 01/18/2043	8,415,929	0.1
7,000,000 (2)(3)	ACRES Commercial Realty Issuer LLC 2026-FL4 A, 5.110%, (TSFR1M + 1.450%), 08/18/2044	7,011,797	0.1
5,000,000 (2)(3)	ACRES LLC 2025-FL3 A, 5.299%, (TSFR1M + 1.619%), 08/18/2040	5,017,961	0.1
2,350,000 (2)(3)	Arbor Realty Commercial Real Estate Notes LLC 2026-FL1 A, 5.170%, (TSFR1M + 1.500%), 09/20/2043	2,354,607	0.0
10,000,000 (2)(3)	ARDN Mortgage Trust 2025-ARCP A, 5.423%, (TSFR1M + 1.750%), 06/15/2035	9,976,632	0.1
3,559,122 (2)(3)	AREIT LLC 2023-CRE8 A, 5.790%, (TSFR1M + 2.112%), 08/17/2041	3,563,589	0.0

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
439,396 (2)(3)	AREIT Ltd. 2024-CRE9 A, 5.359%, (TSFR1M + 1.686%), 05/17/2041	$439,433	0.0
6,000,000 (2)(3)	AREIT Ltd. 2025- CRE10 A, 5.066%, (TSFR1M + 1.388%), 12/17/2029	5,999,803	0.1
5,000,000 (2)(3)	ARES Commercial Mortgage Trust 2024-IND A, 5.364%, (TSFR1M + 1.692%), 07/15/2041	5,007,854	0.1
10,000,000 (2)(3)	ARES Commercial Mortgage Trust 2024- IND2 A, 5.116%, (TSFR1M + 1.443%), 10/15/2034	10,011,612	0.1
6,500,000 (2)(3)	ARES Trust 2025-IND3 A, 5.173%, (TSFR1M + 1.500%), 04/15/2042	6,508,809	0.1
1,500,000 (2)	ARZ Trust 2024-BILT C, 6.361%, 06/11/2039	1,514,952	0.0
3,600,000 (2)	Atrium Hotel Portfolio Trust 2024-ATRM A, 5.049%, 11/10/2029	3,638,831	0.0
4,000,000 (2)	Atrium Hotel Portfolio Trust 2024-ATRM B, 5.501%, 11/10/2029	4,063,011	0.0
5,000,000 (2)(3)	Atrium Hotel Portfolio Trust 2025-ATRM A, 5.323%, (TSFR1M + 1.650%), 08/15/2042	5,011,831	0.1
1,350,000 (2)(3)	BAHA Trust 2024-MAR A, 5.574%, 12/10/2041	1,379,319	0.0
2,500,000 (2)(3)	BAHA Trust 2024-MAR B, 6.385%, 12/10/2041	2,580,434	0.0
7,500,000 (2)(3)	BAMLL Trust 2025- ASHF B, 6.023%, (TSFR1M + 2.350%), 02/15/2042	7,490,198	0.1
27,589,235 (3)(6)	BANK 2017-BNK4 XA, 1.323%, 05/15/2050	183,413	0.0
4,500,000	BANK 2017-BNK7 B, 3.949%, 09/15/2060	4,181,484	0.0
172,837,068 (3)(6)	BANK 2018-BN14 XA, 0.499%, 09/15/2060	1,807,193	0.0
21,289,934 (3)(6)	BANK 2019-BN16 XA, 0.929%, 02/15/2052	410,002	0.0
86,487,371 (3)(6)	BANK 2019-BN19 XA, 0.936%, 08/15/2061	2,230,687	0.0
5,833,870 (3)(6)	BANK 2020-BN30 XA, 1.248%, 12/15/2053	259,967	0.0
2,500,000 (3)	BANK5 2024-5YR10 C, 5.743%, 10/15/2057	2,483,321	0.0
5,000,000 (2)(3)	BAR Issuer LLC 2026-FL1 A, 5.300%, (TSFR1M + 1.600%), 08/20/2043	5,001,142	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (2)(3)	BAY Mortgage Trust 2025-LIVN A, 5.473%, (TSFR1M + 1.800%), 05/15/2035	$996,456	0.0
10,822,966 (3)(6)	BBCMS Mortgage Trust 2022-C17 XA, 1.149%, 09/15/2055	655,137	0.0
18,140,357 (3)(6)	BBCMS Trust 2021- C10 XA, 1.194%, 07/15/2054	845,079	0.0
2,000,000 (2)(3)	BDS LLC 2024-FL13 A, 5.253%, (TSFR1M + 1.576%), 09/19/2039	2,003,979	0.0
10,000,000 (2)(3)	BDS LLC 2025-FL15 A, 5.077%, (TSFR1M + 1.400%), 03/19/2043	10,003,775	0.1
9,000,000 (2)(3)	BDS LLC 2025-FL16 A, 5.077%, (TSFR1M + 1.400%), 06/19/2043	9,007,715	0.1
625,849 (2)(3)	BDS Ltd. 2021-FL10 A, 5.144%, (TSFR1M + 1.464%), 12/16/2036	625,915	0.0
3,920,000 (3)	Benchmark Mortgage Trust 2018-B3 AS, 4.195%, 04/10/2051	3,770,900	0.0
3,000,000 (3)	Benchmark Mortgage Trust 2018-B3 B, 4.295%, 04/10/2051	2,806,792	0.0
46,403,671 (3)(6)	Benchmark Mortgage Trust 2019-B12 XA, 1.016%, 08/15/2052	1,059,301	0.0
32,517,909 (3)(6)	Benchmark Mortgage Trust 2019-B9 XA, 0.998%, 03/15/2052	704,416	0.0
23,186,997 (3)(6)	Benchmark Mortgage Trust 2020-B17 XA, 1.393%, 03/15/2053	969,907	0.0
91,437,620 (3)(6)	Benchmark Mortgage Trust 2020-B19 XA, 1.658%, 09/15/2053	3,866,092	0.0
52,019,821 (3)(6)	Benchmark Mortgage Trust 2020-B20 XA, 1.521%, 10/15/2053	2,428,720	0.0
44,745,863 (3)(6)	Benchmark Mortgage Trust 2020-B21 XA, 1.403%, 12/17/2053	2,259,216	0.0
4,687,311 (3)(6)	Benchmark Mortgage Trust 2021-B28 XA, 1.236%, 08/15/2054	218,970	0.0
2,250,000 (2)	Benchmark Mortgage Trust 2021-B30 D, 2.000%, 11/15/2054	1,387,731	0.0
3,000,000 (3)	Benchmark Mortgage Trust 2022-B34 A5, 3.786%, 04/15/2055	2,775,826	0.0
5,000,000 (3)	Benchmark Mortgage Trust 2025-V16 C, 5.952%, 08/15/2058	5,053,359	0.1
2,250,000 (3)	Benchmark Mortgage Trust 2025-V17 C, 5.873%, 09/15/2058	2,258,091	0.0

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000	Benchmark Mortgage Trust 2025-V18 C, 6.139%, 10/15/2058	$4,991,810	0.1
3,400,000 (3)	Benchmark Mortgage Trust 2025-V19 C, 5.751%, 01/15/2058	3,381,379	0.0
1,809,000	Benchmark Mortgage Trust 2026-V21 C, 6.006%, 03/15/2031	1,789,984	0.0
4,500,000 (2)(3)	BFLD Commercial Mortgage Trust 2024- UNIV A, 5.165%, (TSFR1M + 1.493%), 11/15/2041	4,506,893	0.0
4,634,985 (2)(3)	BFLD Mortgage Trust 2024-WRHS C, 6.113%, (TSFR1M + 2.441%), 07/15/2039	4,643,421	0.0
7,500,000 (2)(3)	BFLD Trust 2025-EWEST A, 5.223%, (TSFR1M + 1.550%), 06/15/2042	7,487,495	0.1
9,000,000 (2)(3)	BHMS Commercial Mortgage Trust 2025- ATLS B, 6.223%, (TSFR1M + 2.550%), 08/15/2042	9,022,376	0.1
6,295,555 (2)(7)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	5,580,491	0.1
6,784,173 (2)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.344%, 05/25/2052	5,927,846	0.1
750,000 (3)	BMO Mortgage Trust 2024-5C6 C, 5.885%, 09/15/2057	744,126	0.0
5,000,000 (2)(3)	BMP 2024-MF23 C, 5.514%, (TSFR1M + 1.841%), 06/15/2041	5,005,184	0.1
10,000,000 (2)(3)	Brspl3 Ltd. 2026-FL3 A, 5.127%, (TSFR1M + 1.450%), 08/19/2043	10,012,387	0.1
5,000,000 (2)(3)	BSPRT Issuer LLC 2025-FL12 A, 5.064%, (TSFR1M + 1.386%), 01/17/2043	4,998,573	0.1
7,651,238 (2)(3)	BX 2024-BRVE A, 5.514%, (TSFR1M + 1.841%), 04/15/2041	7,663,347	0.1
5,192,308 (2)(3)	BX 2024-PALM A, 5.214%, (TSFR1M + 1.541%), 06/15/2037	5,195,006	0.1
5,302,500 (2)(3)	BX Commercial Mortgage Trust 2021- 21M E, 5.958%, (TSFR1M + 2.285%), 10/15/2036	5,302,462	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,357,131 (2)(3)	BX Commercial Mortgage Trust 2024- AIR2 A, 5.165%, (TSFR1M + 1.492%), 10/15/2041	$3,364,232	0.0
4,935,031 (2)(3)	BX Commercial Mortgage Trust 2024- KING A, 5.214%, (TSFR1M + 1.541%), 05/15/2034	4,940,470	0.1
1,987,726 (2)(3)	BX Commercial Mortgage Trust 2024- MDHS A, 5.314%, (TSFR1M + 1.641%), 05/15/2041	1,990,055	0.0
5,295,904 (2)(3)	BX Commercial Mortgage Trust 2024-MF D, 6.362%, (TSFR1M + 2.690%), 02/15/2039	5,306,180	0.1
7,000,000 (2)(3)	BX Commercial Mortgage Trust 2024- XL5 C, 5.613%, (TSFR1M + 1.941%), 03/15/2041	7,011,957	0.1
8,892,027 (2)(3)	BX Commercial Mortgage Trust 2025-JDI A, 5.073%, (TSFR1M + 1.400%), 11/15/2042	8,907,464	0.1
2,250,000 (2)(3)	BX Commercial Mortgage Trust 2026- CSMO A, 5.073%, (TSFR1M + 1.400%), 02/15/2043	2,253,373	0.0
7,500,000 (2)(3)	BX Commercial Mortgage Trust 2026- VLT9 A, 5.373%, (TSFR1M + 1.700%), 03/15/2045	7,478,279	0.1
3,800,000 (2)(3)	BX Trust 2021-LBA EJV, 6.037%, (TSFR1M + 2.364%), 02/15/2036	3,797,123	0.0
1,423,458 (2)(3)	BX Trust 2021-LBA EV, 6.037%, (TSFR1M + 2.364%), 02/15/2036	1,422,380	0.0
927,976 (2)(3)	BX Trust 2021-SDMF E, 5.374%, (TSFR1M + 1.701%), 09/15/2034	927,022	0.0
1,283,331 (2)(3)	BX Trust 2024-CNYN C, 5.614%, (TSFR1M + 1.941%), 04/15/2041	1,284,274	0.0
6,021,564 (2)(3)	BX Trust 2024-FNX A, 5.115%, (TSFR1M + 1.442%), 11/15/2041	6,028,703	0.1
3,500,000 (2)(3)	BX Trust 2024-VLT4 A, 5.164%, (TSFR1M + 1.491%), 06/15/2041	3,482,464	0.0
3,000,000 (2)(3)	BX Trust 2025-DELC A, 5.223%, (TSFR1M + 1.550%), 12/15/2042	3,007,291	0.0

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000 (2)(3)	BX Trust 2025-GW A, 5.273%, (TSFR1M + 1.600%), 07/15/2042	$5,009,146	0.1
1,500,000 (2)(3)	BX Trust 2025-GW B, 5.523%, (TSFR1M + 1.850%), 07/15/2042	1,501,712	0.0
1,945,650 (2)(3)	BX Trust 2025-LUNR A, 5.173%, (TSFR1M + 1.500%), 06/15/2040	1,950,163	0.0
1,945,650 (2)(3)	BX Trust 2025-LUNR B, 5.523%, (TSFR1M + 1.850%), 06/15/2040	1,947,809	0.0
7,000,000 (2)(3)	BX Trust 2025-OMG A, 5.023%, (TSFR1M + 1.350%), 10/15/2042	6,992,422	0.1
4,880,078 (2)(3)	BX Trust 2025-ROIC C, 5.216%, (TSFR1M + 1.543%), 03/15/2030	4,845,142	0.0
7,200,000 (2)(3)	BX Trust 2025-VLT6 C, 5.865%, (TSFR1M + 2.192%), 03/15/2042	7,143,194	0.1
5,000,000 (2)(3)	BX Trust 2025-VOLT C, 6.023%, (TSFR1M + 2.350%), 12/15/2044	4,981,160	0.1
2,400,000 (2)(3)	BX Trust 2026-CART A, 4.723%, (TSFR1M + 1.050%), 02/15/2036	2,382,943	0.0
10,000,000 (2)(3)	BXMT Ltd. 2026-FL6 A, 5.127%, (TSFR1M + 1.450%), 08/19/2043	10,004,382	0.1
9,672,140 (2)(3)	BXSC Commercial Mortgage Trust 2022- WSS C, 6.064%, (TSFR1M + 2.391%), 03/15/2035	9,674,876	0.1
2,901,642 (2)(3)	BXSC Commercial Mortgage Trust 2022- WSS E, 7.807%, (TSFR1M + 4.134%), 03/15/2035	2,901,815	0.0
4,000,000 (2)(3)	Caliun 2024-SUN A, 5.560%, (TSFR1M + 1.891%), 07/15/2041	4,005,639	0.0
4,259,000 (3)	Cantor Commercial Real Estate Lending 2019-CF3 B, 3.500%, 01/15/2053	3,759,197	0.0
58,216,017 (3)(6)	CCUBS Commercial Mortgage Trust 2017- C1 XA, 0.941%, 11/15/2050	616,199	0.0
234,620 (3)(6)	CD Mortgage Trust 2016-CD1, 1.451%, 08/10/2049	821	0.0
24,258,671 (3)(6)	CD Mortgage Trust 2017-CD4 XA, 1.203%, 05/10/2050	136,516	0.0
4,500,000 (3)	CD Mortgage Trust 2018-CD7 AM, 4.510%, 08/15/2051	4,417,938	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000 (2)	CFK Trust 2020-MF2 C, 2.995%, 03/15/2039	$1,854,478	0.0
25,583,921 (3)(6)	Citigroup Commercial Mortgage Trust 2016- P4 XA, 1.857%, 07/10/2049	1,283	0.0
2,910,000 (3)	Citigroup Commercial Mortgage Trust 2017- P8 AS, 3.789%, 09/15/2050	2,758,813	0.0
35,818,052 (3)(6)	Citigroup Commercial Mortgage Trust 2017- P8 XA, 0.847%, 09/15/2050	358,302	0.0
67,822,662 (3)(6)	Citigroup Commercial Mortgage Trust 2018- C5 XA, 0.656%, 06/10/2051	799,226	0.0
799,000 (2)(3)	Citigroup Commercial Mortgage Trust 2023- SMRT C, 5.852%, 10/12/2040	803,509	0.0
1,000,000 (2)(3)	Citigroup Commercial Mortgage Trust 2023- SMRT D, 5.852%, 10/12/2040	995,837	0.0
1,590,600 (2)(3)	CLNY Trust 2019-IKPR A, 5.163%, (TSFR1M + 1.493%), 11/15/2038	1,575,418	0.0
3,986,032 (3)(6)	COMM Mortgage Trust 2016-CR28 XA, 0.440%, 02/10/2049	1,589	0.0
31,486,013 (3)(6)	COMM Mortgage Trust 2017-COR2 XA, 1.148%, 09/10/2050	278,782	0.0
3,000,000 (2)(3)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	3,013,114	0.0
3,034,000 (2)(3)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	3,086,431	0.0
5,000,000 (2)(3)	COMM Mortgage Trust 2025-SBX A, 5.257%, 08/10/2041	4,996,160	0.1
1,500,000 (2)(3)	CONE Trust 2024- DFW1 A, 5.314%, (TSFR1M + 1.642%), 08/15/2041	1,491,351	0.0
3,000,000 (3)	CSAIL Commercial Mortgage Trust 2018- C14 AS, 4.722%, 11/15/2051	2,934,655	0.0
3,746,000 (3)	CSAIL Commercial Mortgage Trust 2020- C19 B, 3.476%, 03/15/2053	3,082,737	0.0
4,500,000 (3)	CSAIL Commercial Mortgage Trust 2020- C19 C, 3.612%, 03/15/2053	2,827,816	0.0

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,500,000 (2)(3)	CSTL Commercial Mortgage Trust 2025- GATE2 C, 5.144%, 11/10/2042	$2,456,958	0.0
4,000,000 (2)	DC Commercial Mortgage Trust 2023-DC A, 6.314%, 09/12/2040	4,080,695	0.0
7,000,000 (2)(3)	DC Trust 2024-HLTN A, 5.727%, 04/13/2040	7,033,782	0.1
5,500,000 (2)(3)	DK Trust 2024-SPBX C, 5.623%, (TSFR1M + 1.950%), 03/15/2034	5,507,752	0.1
2,750,000 (2)(3)	DK Trust 2024-SPBX D, 6.423%, (TSFR1M + 2.750%), 03/15/2034	2,755,572	0.0
8,000,000 (2)(3)	DK Trust 2025-LXP A, 5.271%, (TSFR1M + 1.593%), 08/15/2037	8,012,370	0.1
2,000,000 (2)(3)	DTP Commercial Mortgage Trust 2023- STE2 A, 5.454%, 01/15/2041	2,024,802	0.0
2,500,000 (2)(3)	Extended Stay America Trust 2025-ESH D, 6.273%, (TSFR1M + 2.600%), 10/15/2042	2,509,320	0.0
4,500,000 (2)(3)	Extended Stay America Trust 2025-ESH E, 7.023%, (TSFR1M + 3.350%), 10/15/2042	4,519,594	0.0
3,269,241 (2)(3)	Extended Stay America Trust 2026-ESH2 D, 5.923%, (TSFR1M + 2.250%), 02/15/2043	3,283,896	0.0
2,000,000 (2)(3)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU C, 5.823%, (TSFR1M + 2.150%), 12/15/2039	2,005,986	0.0
2,500,000 (2)(3)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU D, 6.273%, (TSFR1M + 2.600%), 12/15/2039	2,511,360	0.0
9,791,396 (2)(3)(6)	Freddie Mac Multifamily ML Certificates 2021- ML11 XUS, 0.666%, 03/25/2038	448,042	0.0
14,787,490	Freddie Mac Multifamily ML Certificates US XUS, 1.846%, 07/25/2037	1,682,606	0.0
98,899,172 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 0.917%, 09/25/2030	3,361,800	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
40,226,506 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.761%, 12/25/2030	$1,172,333	0.0
70,042,562 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K151 X1, 0.344%, 04/25/2030	843,446	0.0
13,092,353 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.503%, 05/25/2035	1,315,395	0.0
1,500,000 (2)(3)	FS 2026-ORL A, 5.023%, (TSFR1M + 1.350%), 02/15/2041	1,499,461	0.0
9,000,000 (2)(3)	FS Rialto Issuer LLC 2024-FL9 A, 5.307%, (TSFR1M + 1.631%), 10/19/2039	9,017,095	0.1
5,000,000 (2)(3)	FS Rialto Issuer LLC 2025-FL10 A, 5.062%, (TSFR1M + 1.385%), 08/19/2042	5,000,129	0.1
5,000,000 (2)(3)	FS Rialto Issuer LLC 2026-FL11 A, 5.115%, (TSFR1M + 1.450%), 01/19/2044	5,005,068	0.1
2,500,000 (2)(3)	FS Rialto Issuer LLC 2026-FL11 B, 5.565%, (TSFR1M + 1.900%), 01/19/2044	2,503,259	0.0
9,029,000 (2)	GAM RE-REMIC Trust 2022-FRR3 BK71, 1.938%, 11/27/2050	8,416,019	0.1
6,372,000 (2)(7)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	5,361,388	0.1
819,766 (2)(7)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	805,130	0.0
3,900,000 (2)(3)	Great Wolf Trust 2024- WOLF D, 6.563%, (TSFR1M + 2.890%), 03/15/2039	3,915,870	0.0
7,000,000 (2)(3)	Greystone CRE Notes LLC 2025-FL4 A, 5.154%, (TSFR1M + 1.481%), 01/15/2043	7,002,857	0.1
48,895,931 (3)(6)	GS Mortgage Securities Trust 2016-GS4 XA, 0.499%, 11/10/2049	96,007	0.0
500,000 (3)	GS Mortgage Securities Trust 2018-GS9 B, 4.321%, 03/10/2051	464,921	0.0
3,261,000	GS Mortgage Securities Trust 2019-GC39 B, 3.970%, 05/10/2052	2,956,858	0.0

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,015,000	GS Mortgage Securities Trust 2019-GC42 B, 3.363%, 09/10/2052	$903,767	0.0
1,000,000 (2)(3)	GS REFT Issuer Ltd. 2026-FL1 A, 5.170%, (TSFR1M + 1.500%), 04/19/2043	1,001,872	0.0
5,200,000 (2)(3)	GS REFT Issuer Ltd. 2026-FL1 AS, 5.320%, (TSFR1M + 1.650%), 04/19/2043	5,209,095	0.1
5,000,000 (2)(3)	GSAT Trust 2025-BMF C, 5.823%, (TSFR1M + 2.150%), 07/15/2040	4,977,244	0.1
1,800,000 (2)(3)	GSJP Trust 2025- BEDS A, 5.173%, (TSFR1M + 1.500%), 12/15/2042	1,791,434	0.0
3,000,000 (2)(3)	GSMS Trustair 2024- FAIR C, 6.431%, 07/15/2029	3,060,689	0.0
4,250,000 (2)(3)	GWT 2024-WLF2 A, 5.364%, (TSFR1M + 1.691%), 05/15/2041	4,255,122	0.0
2,600,000 (2)(3)	Hawaii Hotel Trust 2025-MAUI C, 5.714%, (TSFR1M + 2.042%), 03/15/2042	2,603,050	0.0
3,000,000 (2)(3)	HILT Commercial Mortgage Trust 2024- ORL A, 5.214%, (TSFR1M + 1.541%), 05/15/2037	3,001,478	0.0
7,000,000 (2)(3)	HLTN Commercial Mortgage Trust 2024- DPLO A, 5.314%, (TSFR1M + 1.642%), 06/15/2041	7,008,409	0.1
6,000,000 (2)(3)	HTL Commercial Mortgage Trust 2024-T53 A, 5.876%, 05/10/2039	6,048,703	0.1
2,400,000 (2)(3)	HYT Commercial Mortgage Trust 2024- RGCY A, 5.514%, (TSFR1M + 1.841%), 09/15/2041	2,403,450	0.0
2,600,000 (2)(3)	HYT Commercial Mortgage Trust 2024- RGCY B, 6.013%, (TSFR1M + 2.341%), 09/15/2041	2,604,658	0.0
4,000,000 (2)	ICNQ Mortgage Trust 2024-MF B, 6.074%, 12/10/2034	4,101,135	0.0
2,500,000 (2)(3)	ILPT Commercial Mortgage Trust 2025- LPF2 C, 5.829%, 07/13/2042	2,506,381	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,500,000 (2)(3)	INTOWN Mortgage Trust 2025-STAY D, 6.523%, (TSFR1M + 2.850%), 03/15/2042	$7,499,639	0.1
5,000,000 (2)(3)	IP Mortgage Trust 2025-IP C, 5.831%, 06/10/2042	5,064,563	0.1
3,000,000 (2)(3)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2024- OMNI A, 5.797%, 10/05/2039	3,028,991	0.0
2,000,000 (2)(3)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2024- OMNI C, 5.797%, 10/05/2039	1,994,965	0.0
3,750,000 (2)(3)	JW Trust 2024-BERY A, 5.266%, (TSFR1M + 1.593%), 11/15/2039	3,754,894	0.0
1,730,000 (2)	Key Commercial Mortgage Securities Trust 2018-S1 AS, 4.842%, 10/15/2053	1,689,182	0.0
5,000,000 (2)(3)	KIND Commercial Mortgage Trust 2024-1 A, 5.563%, (TSFR1M + 1.890%), 08/15/2041	5,004,157	0.1
7,194,688 (2)(3)	KRE Commercial Mortgage Trust 2025- AIP4 C, 5.523%, (TSFR1M + 1.850%), 03/15/2042	7,175,653	0.1
4,456,048 (2)(3)	KSL Commercial Mortgage Trust 2024- HT2 B, 5.714%, (TSFR1M + 2.042%), 12/15/2039	4,455,396	0.0
5,000,000 (2)(3)	LoanCore 2025 Issuer LLC 2025-CRE8 A, 5.063%, (TSFR1M + 1.385%), 08/17/2042	5,000,334	0.1
30,900,876 (2)(3)(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.869%, 03/10/2050	89,359	0.0
7,500,000 (2)(3)	LSTR Trust 2026-HTL6 A, 5.173%, (TSFR1M + 1.500%), 12/15/2040	7,481,879	0.1
3,222,769 (2)(3)	MCR Mortgage Trust 2024-HTL D, 7.578%, (TSFR1M + 3.905%), 02/15/2037	3,218,832	0.0
5,000,000 (2)	MCR Mortgage Trust 2024-TWA A, 5.924%, 06/12/2039	5,037,756	0.1
7,825,000 (2)(3)	MED Commercial Mortgage Trust 2024- MOB A, 5.264%, (TSFR1M + 1.592%), 05/15/2041	7,772,036	0.1

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,210,061 (2)(3)	MF1 LLC 2022-FL9 A, 5.827%, (TSFR1M + 2.150%), 06/19/2037	$1,211,249	0.0
8,000,000 (2)(3)	MF1 LLC 2025-FL17 A, 5.000%, (TSFR1M + 1.320%), 02/18/2040	8,005,316	0.1
4,400,000 (2)(3)	MF1 LLC 2025-FL20 A, 5.130%, (TSFR1M + 1.450%), 02/18/2043	4,408,868	0.0
5,000,000 (2)(3)	MF1 LLC 2026-FL21 A, 5.030%, (TSFR1M + 1.350%), 02/18/2041	4,994,709	0.1
1,500,000 (2)(3)	MHP Commercial Mortgage Trust 2025- MHIL2 D, 6.323%, (TSFR1M + 2.650%), 09/15/2040	1,494,318	0.0
36,376,439 (3)(6)	Morgan Stanley Capital I 2017-HR2 XA, 0.846%, 12/15/2050	481,591	0.0
5,000,000 (2)(3)	MTN Commercial Mortgage Trust 2022- LPFL A, 5.077%, (TSFR1M + 1.397%), 03/15/2039	4,998,564	0.1
6,600,000 (2)(3)	NYC Commercial Mortgage Trust 2025-28L B, 5.007%, 11/05/2038	6,599,290	0.1
3,500,000 (2)(3)	NYC Commercial Mortgage Trust 2025- 3BP A, 4.885%, (TSFR1M + 1.213%), 02/15/2042	3,479,555	0.0
2,000,000 (2)(3)	NYC Commercial Mortgage Trust 2025- 3BP C, 5.565%, (TSFR1M + 1.892%), 02/15/2042	1,995,270	0.0
4,000,000 (2)(3)	NYC Trust 2024-3ELV A, 5.663%, (TSFR1M + 1.991%), 08/15/2029	4,012,240	0.0
2,500,000 (2)(3)	ONNI Commercial Mortgage Trust 2024- APT A, 5.196%, 07/15/2039	2,532,750	0.0
10,000,000 (2)(3)	ORL Trust 2024-GLKS C, 5.964%, (TSFR1M + 2.291%), 12/15/2039	10,030,934	0.1
2,177,858 (2)(3)	PFP Ltd. 2024-11 A, 5.501%, (TSFR1M + 1.832%), 09/17/2039	2,182,611	0.0
8,000,000 (2)(3)	PFP Ltd. 2026-13 A, 5.180%, (TSFR1M + 1.500%), 08/18/2043	8,011,255	0.1
3,000,000 (2)(3)	PNW Trust 2026-ARTE A, 5.386%, (TSFR1M + 1.711%), 04/15/2029	2,997,134	0.0
3,000,000 (2)(3)	PNW Trust 2026-ARTE B, 5.886%, (TSFR1M + 2.211%), 04/15/2029	2,997,985	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000 (2)(3)	PRM Trust 2025-PRM6 C, 5.008%, 07/05/2033	$1,987,120	0.0
2,000,000 (2)(3)	PRM Trust 2025-PRM6 D, 5.677%, 07/05/2033	1,989,549	0.0
3,000,000 (2)(3)	PRM5 Trust 2025- PRM5 C, 4.667%, 03/10/2033	2,970,169	0.0
8,500,000 (2)(3)	PRM7 Trust 2025- PRM7 D, 5.661%, 11/10/2042	8,370,579	0.1
5,000,000 (2)(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.316%, 11/08/2049	4,894,051	0.0
19,500,000 (2)(3)	RFM Reremic Trust 2022-FRR1 AB64, 2.168%, 03/01/2050	18,752,785	0.2
3,590,000 (2)(7)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	3,425,891	0.0
1,000,000 (2)(3)	SDAL Trust 2025-DAL A, 6.114%, (TSFR1M + 2.441%), 04/15/2042	1,004,312	0.0
2,500,000 (2)(3)	SDR Commercial Mortgage Trust 2024- DSNY B, 5.414%, (TSFR1M + 1.741%), 05/15/2039	2,499,183	0.0
5,000,000 (2)(3)	SHR Trust 2024-LXRY A, 5.623%, (TSFR1M + 1.950%), 10/15/2041	5,001,655	0.1
10,000,000 (2)(3)	SMRT 2022-MINI D, 5.623%, (TSFR1M + 1.950%), 01/15/2039	9,973,190	0.1
10,000,000 (2)(3)	SPGN Trust 2026- TFLM A, 4.973%, (TSFR1M + 1.300%), 02/15/2041	9,958,908	0.1
1,500,000 (2)(3)	STWD LLC 2025-FL4 B, 5.627%, (TSFR1M + 1.950%), 11/19/2042	1,500,372	0.0
5,000,000 (2)(3)	SWCH Commercial Mortgage Trust 2025- DATA B, 5.515%, (TSFR1M + 1.842%), 02/15/2042	4,939,171	0.1
5,500,000 (2)(3)	SWCH Commercial Mortgage Trust 2025- DATA C, 5.765%, (TSFR1M + 2.092%), 02/15/2042	5,425,708	0.1
4,168,239 (2)	THPT Mortgage Trust 2023-THL A, 6.996%, 12/10/2034	4,199,338	0.0
4,300,000 (2)(3)	TRTX Issuer Ltd. 2025-FL6 A, 5.216%, (TSFR1M + 1.537%), 09/18/2042	4,308,897	0.0
7,000,000 (2)(3)	VTR Commercial Mortgage Trust 2025- STEM A, 4.698%, 10/13/2039	6,943,069	0.1

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,750,000 (2)(3)	WCORE Commercial Mortgage Trust 2024- CORE A, 5.165%, (TSFR1M + 1.492%), 11/15/2041	$4,757,263	0.0
3,000,000 (2)(3)	WCORE Commercial Mortgage Trust 2024- CORE B, 5.514%, (TSFR1M + 1.842%), 11/15/2041	3,005,414	0.0
4,000,000 (3)	Wells Fargo Commercial Mortgage Trust 2017-C41 B, 4.188%, 11/15/2050	3,842,474	0.0
1,800,000	Wells Fargo Commercial Mortgage Trust 2017-RC1 C, 4.591%, 01/15/2060	1,747,182	0.0
4,000,000	Wells Fargo Commercial Mortgage Trust 2019-C54 C, 3.810%, 12/15/2052	3,482,297	0.0
5,000,000	Wells Fargo Commercial Mortgage Trust 2021-C59 C, 3.284%, 04/15/2054	4,132,675	0.0
1,250,000 (3)	Wells Fargo Commercial Mortgage Trust 2025-5C5 C, 6.014%, 07/15/2058	1,254,290	0.0
6,000,000 (2)(3)	Wells Fargo Commercial Mortgage Trust 2025-B33RP A, 5.023%, (TSFR1M + 1.350%), 08/15/2042	6,000,569	0.1
3,500,000 (2)(3)	Wells Fargo Commercial Mortgage Trust 2025-B33RP C, 5.673%, (TSFR1M + 2.000%), 08/15/2042	3,504,577	0.0
2,000,000 (2)(3)	Wells Fargo Commercial Mortgage Trust 2025-DWHP B, 6.513%, (TSFR1M + 2.841%), 04/15/2038	2,008,007	0.0
3,090,000 (2)(3)	Wells Fargo Commercial Mortgage Trust 2025-VTT B, 5.126%, 03/15/2038	3,096,893	0.0
2,460,000 (2)(3)	Wells Fargo Commercial Mortgage Trust 2025-VTT C, 5.445%, 03/15/2038	2,465,718	0.0
2,732,294 (2)(3)	WFLD Mortgage Trust 2014-MONT A, 3.755%, 08/10/2031	2,677,910	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,000,000 (2)	WSTN Trust 2023-MAUI A, 6.297%, 07/05/2037	$7,075,798	0.1

	Total Commercial Mortgage-Backed Securities (Cost $857,275,622)	864,260,337	7.7

SOVEREIGN BONDS: 1.0%
4,825,000	Brazilian Government International Bond, 6.125%, 03/15/2034	4,822,756	0.1
6,075,000	Brazilian Government International Bond, 6.625%, 03/15/2035	6,228,394	0.1
3,125,000	Brazilian Government International Bond, 7.125%, 05/13/2054	3,070,937	0.0
1,000,000	Colombia Government International Bond, 3.125%, 04/15/2031	856,250	0.0
1,737,000	Colombia Government International Bond, 7.750%, 11/07/2036	1,781,337	0.0
3,764,000 (1)	Colombia Government International Bond, 8.000%, 11/14/2035	3,950,412	0.0
3,000,000	Colombia Government International Bond, 8.375%, 11/07/2054	3,104,250	0.0
8,150,000 (2)	Eagle Funding Luxco Sarl, 5.500%, 08/17/2030	8,178,525	0.1
3,927,000	Mexico Government International Bond, 5.850%, 07/02/2032	3,976,186	0.0
3,199,000	Mexico Government International Bond, 6.625%, 01/29/2038	3,259,861	0.0
5,523,000 (1)	Mexico Government International Bond, 6.875%, 05/13/2037	5,790,865	0.1
1,940,000	Mexico Government International Bond, 7.375%, 05/13/2055	2,041,443	0.0
PEN212,500,000 (2)	Peruvian Government International Bond, 6.900%, 08/12/2037	60,683,317	0.6
2,475,000 (2)	Republic of South Africa Government International Bond, 7.950%, 11/19/2054	2,453,344	0.0
2,800,000 (1)	Republic of South Africa Government International Bond 10Y, 5.875%, 04/20/2032	2,803,500	0.0
	Total Sovereign Bonds (Cost $114,983,275)	113,001,377	1.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: 0.6%
	Consumer, Cyclical: 0.2%
2,300,000	AI Aqua Merger Sub Inc FKA Osmosis Buyer Limited, 2026 Term Loan B, 6.411%, (TSFR3M+2.750%), 07/31/2028	$2,295,166	0.0
2,300,000	EG America LLC, Term Loan B, 6.918%, (TSFR1M+2.250%), 02/10/2031	2,305,750	0.1
2,375,000 (8)	Flynn Restaurant Group LP, Add-On Tl, 01/28/2032	2,336,406	0.1
2,294,192	Great Outdoors Group LLC, Term B-3 Loan, 6.918%, (TSFR1M+2.250%), 01/23/2032	2,292,962	0.0
2,294,177	LC Ahab US Bidco LLC, Initial Term Loan, 6.168%, (TSFR1M+2.250%), 05/01/2031	2,275,537	0.0
2,297,260	PCI Gaming Authority, 2024 Term Loan B, 5.668%, (TSFR1M+2.250%), 07/18/2031	2,299,311	0.0
1,583,555	Peer Holding III BV, Tranche B5B, 6.200%, 07/01/2031	1,584,874	0.0
750,000 (8)	Peer Holding III BV, Tranche B8, 09/29/2032	744,492	0.0
2,275,000	Windsor Holdings III LLC, 2025 Refi Term Loan B, 6.418%, (TSFR1M+2.250%), 08/01/2030	2,251,301	0.0
		18,385,799	0.2

	Consumer, Non-cyclical: 0.2%
2,275,000	AlixPartners LLP, 2025 Refinanced Dollar Term Loan, 5.668%, (TSFR1M+2.250%), 08/12/2032	2,257,048	0.0
2,275,000	Bausch & Lomb Corporation, Tranche B, 7.418%, 01/15/2031	2,282,821	0.0
3,000,000	Camelot US Acquisition I Co, Term Loan B-1, 6.418%, (TSFR1M+2.250%), 01/31/2031	2,610,000	0.1
2,300,000	Electron Bidco Inc., 2026 Term Loan, 6.168%, (TSFR1M+2.250%), 02/06/2033	2,298,742	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
2,119,688	Fugue Finance B.V., 15th Amd USD Term, 5.921%, (TSFR3M+2.250%), 01/09/2032	$2,098,491	0.0
2,300,000	Garda World Security Corporation, Fifteenth Additional Term Loan, 6.422%, (TSFR3M+2.750%), 02/01/2029	2,288,500	0.0
2,300,000	Hopper Merger Sub, Inc., Tranche B, 3.000%, 01/14/2033	2,273,994	0.0
1,475,000 (8)	Mister Car Wash Holdings Inc., Incremental First Lien Term Loan B, 03/27/2031	1,462,831	0.0
825,000 (8)	Mister Car Wash Holdings Inc., Incremental First Lien Term Loan B, 03/27/2031	818,194	0.0
2,275,000	Primo Brands (BlueTriton Brands/ Nestl Waters NA) Term Loan B 275-15, Tranche B, 6.402%, 03/31/2031	2,280,972	0.0
		20,671,593	0.2

	Energy: 0.0%
2,294,686	CPPIB OVM Member U.S. LLC, Initial Term Loans, 5.950%, (TSFR3M+2.250%), 08/20/2031	2,296,598	0.0
2,150,000 (8)	Pelican Pipeline LLC, Initial Term Loan, 03/23/2033	2,154,704	0.0
125,000 (8)	Pelican Pipeline LLC, Initial Term Loan, 03/23/2033	125,274	0.0
		4,576,576	0.0

	Financial: 0.1%
1,106,947	CPI Holdco B, LLC, 2025 Fourth Amendment Incremental Term Loan, 5.668%, (TSFR1M+2.250%), 05/17/2031	1,100,644	0.0
2,984,962	Focus Financial Partners LLC, Tranche B Incremental Term Loan, 6.168%, (TSFR1M+2.250%), 09/15/2031	2,891,216	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial: (continued)
2,265,000 (8)	Jupiter Borrower, Inc., Term Loan B, 03/25/2033	$2,265,000	0.0
		6,256,860	0.1

	Industrial: 0.1%
2,007,353	Azuria Water Solutions, Inc., 6.668%, 04/25/2033	1,992,298	0.0
267,647	Azuria Water Solutions, Inc., Tranche B-DD, 6.668%, 04/25/2033	265,361	0.0
2,294,975	Chariot Buyer LLC, 2025 New Term Loan B, 6.418%, (TSFR1M+2.250%), 09/08/2032	2,275,431	0.0
2,300,000	Graham Packaging Company Inc., Initial Term Loan, 5.918%, (TSFR1M+2.250%), 01/26/2033	2,278,437	0.0
2,300,000	Hillenbrand Inc., Term Loan B, 7.168%, (TSFR1M+2.250%), 02/10/2033	2,271,250	0.0
2,294,250	Pro Mach, Amendment No 6 Term Loan, 6.418%, (TSFR1M+2.250%), 10/18/2032	2,291,813	0.0
2,300,000 (8)	TK Elevator Midco Gmbh, Term Loan B, 04/30/2030	2,307,188	0.1
2,150,000	TransDigm Term Loan N 250-07, Tranche N, 6.168%, 02/10/2033	2,153,023	0.0
		15,834,801	0.1

	Technology: 0.0%
2,093,417	Amentum Holdings LLC, Initial Term Loan, 5.668%, (TSFR1M+2.250%), 09/29/2031	2,095,052	0.0

	Utilities: 0.0%
2,300,000	Discovery Energy Holding Corporation, Term Loan, 6.700%, (TSFR3M+3.000%), 05/01/2031	2,300,000	0.0

	Total Bank Loans (Cost $70,709,871)	70,120,681	0.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.0%
4,755,404 (9)	Voya Multi-Sector Income ETF	$234,536,525	2.1
1,995,000 (9)	Voya Ultra Short Income ETF	99,849,750	0.9
		334,386,275	3.0

	Total Exchange-Traded Funds (Cost $332,472,056)	334,386,275	3.0
PURCHASED OPTIONS(10): 0.0%
	Total Purchased Options (Cost $571,980)	2,374	0.0
	Total Long-Term Investments (Cost $10,264,752,178)	10,075,713,773	90.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 25.3%
	Commercial Paper: 18.4%
48,000,000	Agilent Technologies, Inc., 4.060%, 04/08/2026	47,957,323	0.4
25,000,000	American Electric Power Co., Inc., 4.040%, 04/10/2026	24,972,330	0.2
2,230,000	American Honda Finance Corp., 4.040%, 04/16/2026	2,226,058	0.0
18,540,000	American Honda Finance Corp., 4.220%, 06/24/2026	18,359,574	0.2
4,850,000 (11)	ANZ Banking Group Ltd., 3.820%, 04/20/2026	4,850,284	0.0
4,850,000 (11)	AstraZeneca PLC, 3.710%, 06/25/2026	4,803,949	0.0
75,000,000	AutoZone, Inc., 3.960%, 04/01/2026	74,991,870	0.7
29,000,000	BASF SE, 4.200%, 06/29/2026	28,702,750	0.3
65,900,000	BASF SE, 4.200%, 06/30/2026	65,216,966	0.6
40,000,000	BASF SE, 4.230%, 07/30/2026	39,447,424	0.4
2,350,000 (11)	BNP Paribas SA, 3.970%, 09/03/2026	2,310,538	0.0
65,000,000 (2)	Cargill, Inc., 3.710%, 04/01/2026	64,993,389	0.6
15,000,000	Caterpillar Financial Services Corp., 3.710%, 04/01/2026	14,998,474	0.2
3,500,000 (11)	Chevron Corp., 3.770%, 05/15/2026	3,483,616	0.0
4,300,000 (11)	Commonwealth Bank of Australia, 3.800%, 08/19/2026	4,299,856	0.0
7,500,000	Concord Minutemen, 3.920%, 04/29/2026	7,476,699	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
21,000,000	Concord Minutemen Capital Co. LLC, 3.950%, 05/07/2026	$20,916,321	0.2
53,951,000	Concord Minutemen Capital Co. LLC, 4.040%, 06/24/2026	53,448,047	0.5
38,018,000	Concord Minutemen Capital Co. LLC, 4.040%, 06/25/2026	37,659,198	0.4
1,100,000	Constellation Energy Generation LLC, 4.420%, 04/01/2026	1,099,867	0.0
10,000,000	Constellation Energy Generation LLC, 4.580%, 05/04/2026	9,957,557	0.1
16,750,000	Constellation Energy Generation LLC, 4.580%, 05/05/2026	16,676,801	0.2
78,000,000	Constellation Energy Generation LLC, 4.600%, 05/22/2026	77,492,173	0.7
3,000,000	Constellation Energy Generation LLC, 4.630%, 06/18/2026	2,970,226	0.0
9,675,000	Dominion Energy, Inc., 4.080%, 04/20/2026	9,653,434	0.1
12,500,000	Duke Energy Corp., 3.920%, 04/02/2026	12,497,315	0.1
44,500,000	Duke Energy Corp., 4.010%, 04/21/2026	44,397,543	0.4
28,050,000	Duke Energy Corp., 4.020%, 04/22/2026	27,982,259	0.3
9,650,000	Duke Energy Corp., 4.030%, 04/24/2026	9,624,515	0.1
5,000,000 (11)	DZ Bank AG, 3.920%, 08/10/2026	4,928,757	0.0
45,000,000 (2)	Enbridge U S, Inc., 4.040%, 04/10/2026	44,950,194	0.4
13,000,000	Enbridge U S, Inc., 4.070%, 04/14/2026	12,979,760	0.1
45,400,000	Enbridge U S, Inc., 4.100%, 04/21/2026	45,293,088	0.4
15,000,000	Enbridge U S, Inc., 4.180%, 05/26/2026	14,904,396	0.1
27,950,000	Enbridge U S, Inc., 4.180%, 05/27/2026	27,768,646	0.3
2,000,000	Entergy Corp., 4.100%, 04/21/2026	1,995,290	0.0
14,525,000	Entergy Corp., 4.110%, 04/23/2026	14,487,449	0.1
33,000,000	Entergy Corp., 4.150%, 04/29/2026	32,891,668	0.3
46,000,000	Entergy Corp., 4.180%, 05/21/2026	45,733,209	0.4
6,500,000	Entergy Corp., 4.190%, 06/08/2026	6,448,883	0.1
45,000,000	Equifax, Inc., 4.040%, 04/10/2026	44,950,194	0.4
13,543,000	Equifax, Inc., 4.100%, 04/20/2026	13,512,662	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
21,000,000	Equifax, Inc., 4.150%, 05/01/2026	$20,926,208	0.2
3,000,000	Equifax, Inc., 4.160%, 05/04/2026	2,988,432	0.0
31,000,000	General Mills, Inc., 3.920%, 04/06/2026	30,980,021	0.3
25,000,000	General Mills, Inc., 3.940%, 04/10/2026	24,973,025	0.2
5,100,000 (11)	HSBC Bank PLC, 3.880%, 06/17/2026	5,102,884	0.0
3,000,000	HSBC USA, Inc., 4.090%, 08/20/2026	2,953,022	0.0
3,110,000	HSBC USA, Inc., 4.160%, 11/09/2026	3,032,949	0.0
650,000 (11)	Lloyds Bank PLC, 3.780%, 08/24/2026	639,707	0.0
4,050,000 (11)	Lloyds Bank PLC, 3.850%, 07/06/2026	4,052,320	0.0
5,000,000 (11)	Macquarie Bank Ltd., 3.800%, 04/07/2026	5,000,117	0.0
48,700,000	McCormick & Co., Inc., 3.930%, 04/01/2026	48,694,760	0.5
28,400,000	McCormick & Co., Inc., 4.100%, 04/21/2026	28,333,121	0.3
34,250,000	McCormick & Co., Inc., 4.150%, 04/30/2026	34,133,550	0.3
75,000,000	Mondelez International, Inc., 4.050%, 04/22/2026	74,817,503	0.7
17,705,000	Mondelez International, Inc., 4.010%, 04/02/2026	17,701,108	0.2
8,900,000	Old Line Funding LLC, 4.000%, 06/24/2026	8,817,836	0.1
25,000,000	Old Line Funding LLC, 4.070%, 09/28/2026	24,505,980	0.2
3,200,000 (11)	Oversea-Chinese Banking Corp Ltd., 3.830%, 09/03/2026	3,202,261	0.0
2,850,000	Parker-Hannifin Corp., 4.060%, 04/08/2026	2,847,466	0.0
20,000,000	Parker-Hannifin Corp., 4.110%, 05/07/2026	19,916,936	0.2
45,000,000	Parker-Hannifin Corp., 4.140%, 05/18/2026	44,756,280	0.4
25,000,000	Parker-Hannifin Corp., 4.140%, 05/19/2026	24,861,812	0.2
45,000,000	PPL Electric Utilities Corp., 4.030%, 04/07/2026	44,965,264	0.4
5,000,000 (11)	Sanofi SA, 3.800%, 06/11/2026	4,962,420	0.0
2,575,000	Simon Property Group L.P., 4.160%, 05/11/2026	2,563,013	0.0
5,200,000 (11)	Skandinaviska Enskilda Banken AB, 3.890%, 09/16/2026	5,205,418	0.0
8,000,000	Southern Power Co., 4.010%, 04/02/2026	7,998,242	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
4,950,000 (11)	Sumitomo Mitsui Banking Corp., 3.980%, 09/23/2026	$4,950,683	0.0
75,000,000	Sumitomo Mitsui Trust Bank Ltd., 4.030%, 07/27/2026	74,036,332	0.7
2,350,000 (11)	Sumitomo Mitsui Trust Bank Ltd., 3.800%, 05/12/2026	2,339,558	0.0
5,000,000 (11)	Swedbank AB, 3.900%, 09/16/2026	5,005,751	0.0
40,500,000	The Sherwin-Williams Co., 3.880%, 04/14/2026	40,439,862	0.4
26,075,000	The Sherwin-Williams Co., 3.900%, 04/20/2026	26,019,463	0.2
18,000,000	The Sherwin-Williams Co., 3.900%, 04/22/2026	17,957,794	0.2
50,000,000	The Sherwin-Williams Co., 3.900%, 04/29/2026	49,845,350	0.5
20,000,000	The Sherwin-Williams Co., 3.910%, 05/04/2026	19,927,366	0.2
6,000,000	The Sherwin-Williams Co., 3.930%, 05/11/2026	5,973,660	0.1
5,050,000 (11)	United Overseas Bank Ltd., 3.810%, 08/03/2026	5,052,856	0.0
90,000,000	Virginia Electric and Power Co., 3.880%, 04/09/2026	89,913,933	0.8
90,000,000	Virginia Electric and Power Co., 3.930%, 04/24/2026	89,768,142	0.8
82,000,000	Volkswagen Group of America Finance LLC, 4.260%, 05/11/2026	81,609,508	0.7
	Total Commercial Paper (Cost $2,056,494,177)	2,056,082,465	18.4

	Certificates of Deposits: 0.9%
4,850,000 (11)	Bank of America N.A., 3.830%, 09/02/2026	4,850,000	0.0
5,000,000 (11)	Bank of Nova Scotia, 3.910%, 09/16/2026	5,005,981	0.1
1,850,000 (3)(11)	Barclays Bank PLC, 3.880%, (SOFRRATE + 0.250%), 04/22/2026	1,850,154	0.0
3,100,000 (11)	Barclays Bank PLC, 3.980%, 09/28/2026	3,105,039	0.0
5,000,000 (11)	Canadian Imperial Bank of Commerce, 3.920%, 09/18/2026	5,001,319	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Certificates of Deposits (continued)
4,950,000 (11)	Credit Agricole Corporate and Investment Bank, 3.830%, 04/14/2026	$4,950,347	0.0
45,000,000	Entergy Corp., 3.955%, 04/01/2026	44,995,071	0.5
3,550,000 (11)	Landesbank Baden-Wurttemberg, 3.840%, 05/18/2026	3,551,051	0.0
3,950,000 (11)	Mizuho Bank Ltd., 3.820%, 08/10/2026	3,952,526	0.0
3,650,000 (3)(11)	MUFG Bank Ltd./ New York NY Ycd, 3.980%, (SOFRRATE + 0.350%), 09/10/2026	3,650,054	0.0
1,750,000 (11)	Oversea Chinese Banking Corp. Ltd., 3.860%, 05/22/2026	1,750,569	0.0
5,000,000 (11)	Societe Generale S.A., 3.860%, 05/12/2026	5,001,400	0.1
1,400,000 (11)	Sumitomo Mitsui Trust Bank Ltd., 3.820%, 09/02/2026	1,401,006	0.0
4,900,000 (11)	Svenska Handelsbanken, 3.940%, 10/01/2026	4,907,108	0.0
5,150,000 (11)	Toronto-Dominion Bank, 3.820%, 09/11/2026	5,146,765	0.1
3,200,000 (3)(11)	Wells Fargo Bank NA, 3.830%, (SOFRRATE + 0.310%), 05/28/2026	3,201,231	0.0
	Total Certificates of Deposits (Cost $102,324,548)	102,319,621	0.9

	Repurchase Agreements: 5.8%
73,339,942 (11)	ASL Capital Markets Inc., Repurchase Agreement dated 03/31/2026, 3.700%, due 04/01/2026 (Repurchase Amount $73,347,376, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.360%-7.000%, Market Value plus accrued interest $74,806,741, due 07/01/30-07/15/59)	73,339,942	0.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
19,015,452 (11)	Bank of America securities Inc., Repurchase Agreement dated 03/31/2026, 3.660%, due 04/01/2026 (Repurchase Amount $19,017,359, collateralized by various U.S. Government Securities, 2.750%-4.750%, Market Value plus accrued interest $19,395,764, due 05/15/28-11/15/43)	$19,015,452	0.2
40,395,030 (11)	Bethesda Securities, Repurchase Agreement dated 03/31/2026, 3.730%, due 04/01/2026 (Repurchase Amount $40,399,158, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.066%-5.210%, Market Value plus accrued interest $41,202,931, due 08/01/31-01/20/56)	40,395,030	0.4
36,616,388 (11)	Citadel Securities LLC, Repurchase Agreement dated 03/31/2026, 3.730%, due 04/01/2026 (Repurchase Amount $36,620,130, collateralized by various U.S. Government Securities, 0.000%-5.375%, Market Value plus accrued interest $37,352,586, due 04/15/26-02/15/56)	36,616,388	0.3
28,355,864 (11)	HSBC Securities (USA) Inc., Repurchase Agreement dated 03/31/2026, 3.660%, due 04/01/2026 (Repurchase Amount $28,358,707, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $28,922,981, due 07/15/26-02/15/54)	28,355,864	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
21,658,889 (11)	Jefferies LLC, Repurchase Agreement dated 03/31/2026, 3.720%, due 04/01/2026 (Repurchase Amount $21,661,096, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $22,092,106, due 06/22/26-03/15/66)	$21,658,889	0.2
4,163,978 (11)	Jefferies LLC, Repurchase Agreement dated 03/31/2026, 3.680%, due 04/01/2026 (Repurchase Amount $4,164,398, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $4,247,258, due 06/25/26-02/15/43)	4,163,978	0.0
6,706,835 (11)	Jefferies LLC, Repurchase Agreement dated 03/31/2026, 3.700%, due 04/01/2026 (Repurchase Amount $6,707,515, collateralized by various U.S. Government Agency Obligations, 0.000%-5.350%, Market Value plus accrued interest $6,841,012, due 06/22/26-02/23/44)	6,706,835	0.1
103,584,692 (11)	Marex Capital Markets Inc., Repurchase Agreement dated 03/31/2026, 3.730%, due 04/01/2026 (Repurchase Amount $103,595,278, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $105,656,386, due 08/31/29-04/01/56)	103,584,692	0.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
110,105,196 (11)	Mirae Asset Securities (USA), Inc., Repurchase Agreement dated 03/31/2026, 3.730%, due 04/01/2026 (Repurchase Amount $110,116,448, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $112,318,936, due 05/31/26-03/01/56)	$110,105,196	1.0
32,383,612 (11)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/2026, 3.660%, due 04/01/2026 (Repurchase Amount $32,386,859, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $33,031,287, due 05/05/26-01/15/66)	32,383,612	0.3
172,918,503 (11)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/2026, 3.780%, due 04/01/2026 (Repurchase Amount $172,936,411, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $176,100,622, due 04/15/28-02/15/56)	172,918,503	1.5
	Total Repurchase Agreements (Cost $649,244,381)	649,244,381	5.8

	Corporate Bonds/Notes: 0.0%
2,100,000 (3)	Cooperatieve Rabobank UA, 4.277%, (SOFRINDX + 0.620%), 08/28/2026	2,102,073	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Corporate Bonds/Notes (continued)
1,200,000 (3)	Toyota Motor Credit Corp., 4.116%, (SOFRRATE + 0.450%), 05/15/2026	$1,200,051	0.0
	Total Corporate Bonds/Notes (Cost $3,302,124)	3,302,124	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
19,145,000 (12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.570% (Cost $19,145,000)	$19,145,000	0.2

	Total Short-Term Investments (Cost $2,830,510,230)	2,830,093,591	25.3
	Total Investments in Securities (Cost $13,095,262,408)	$12,905,807,364	115.3
	Liabilities in Excess of Other Assets	(1,709,925,893)	(15.3)
	Net Assets	$11,195,881,471	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2026.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a “to be announced” (TBA) security transaction.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(9)	Investment in affiliate.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of March 31, 2026.
Currency Abbreviations:
PEN	Peruvian Nuevo Sol
Reference Rate Abbreviations:
12MTA	12-month Treasury Average
RFUCCT1Y	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A	30-day Secured Overnight Financing Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$3,001,228,484	$—	$3,001,228,484
U.S. Government Agency Obligations	—	2,240,639,723	—	2,240,639,723
Collateralized Mortgage Obligations	—	1,500,197,486	—	1,500,197,486
Asset-Backed Securities	—	1,075,143,606	—	1,075,143,606
U.S. Treasury Obligations	—	876,733,430	—	876,733,430
Commercial Mortgage-Backed Securities	—	864,260,337	—	864,260,337
Exchange-Traded Funds	334,386,275	—	—	334,386,275
Sovereign Bonds	—	113,001,377	—	113,001,377
Bank Loans	—	70,120,681	—	70,120,681
Purchased Options	—	2,374	—	2,374
Short-Term Investments	19,145,000	2,810,948,591	—	2,830,093,591
Total Investments, at fair value	$353,531,275	$12,552,276,089	$—	$12,905,807,364
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	—	3,750,619	—	3,750,619
Centrally Cleared Inflation-Linked Swaps	—	78,179	—	78,179
Centrally Cleared Interest Rate Swaps	—	9,052,335	—	9,052,335
Forward Foreign Currency Contracts	—	1,138,975	—	1,138,975
Forward Premium Swaptions	—	4,458,540	—	4,458,540
Futures	1,277,814	—	—	1,277,814
OTC interest rate swaps	—	398,819	—	398,819
OTC total return swaps	—	1,452	—	1,452
Total Assets	$354,809,089	$12,571,155,008	$—	$12,925,964,097
Liabilities Table
Other Financial Instruments+
Centrally Cleared Inflation-Linked Swaps	$—	$(210,221)	$—	$(210,221)
Centrally Cleared Interest Rate Swaps	—	(1,913,434)	—	(1,913,434)
Forward Foreign Currency Contracts	—	(5,015)	—	(5,015)
Forward Premium Swaptions	—	(8,421,928)	—	(8,421,928)
Futures	(20,744,638)	—	—	(20,744,638)
OTC interest rate swaps	—	(13,929)	—	(13,929)
OTC total return swaps	—	(3,288,734)	—	(3,288,734)
Written Options	—	(798,878)	—	(798,878)
Total Liabilities	$(20,744,638)	$(14,652,139)	$—	$(35,396,777)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended March 31, 2026, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 3/31/2025	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2026	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Sector Income ETF	$—	$232,722,056	$—	$1,814,469	$234,536,525	$867,386	$—	$—
Voya Ultra Short Income ETF	—	99,750,000	—	99,750	99,849,750	1,435,857	—	—
	$—	$332,472,056	$—	$1,914,219	$334,386,275	$2,303,243	$—	$—

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At March 31, 2026, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,389,452	USD	265,673	Citibank N.A.	04/24/26	$1,424
USD	38,555,382	PEN	131,917,240	Goldman Sachs International	04/24/26	693,296
USD	25,604,853	PEN	87,663,334	Morgan Stanley Bank N.A.	04/24/26	444,255
EUR	590,051	USD	687,788	Standard Chartered Bank	04/24/26	(5,015)
						$1,133,960

 At March 31, 2026, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	2,083	06/30/26	$432,108,586	$223,798
U.S. Treasury 5-Year Note	6,591	06/30/26	713,012,320	(3,656,606)
U.S. Treasury 10-Year Note	2,162	06/18/26	240,083,344	475,757
U.S. Treasury Long Bond	3,348	06/18/26	381,253,500	(5,773,508)
U.S. Treasury Ultra 10-Year Note	1,330	06/18/26	150,975,781	578,259
U.S. Treasury Ultra Long Bond	4,306	06/18/26	501,918,125	(11,314,524)
			$2,419,351,656	$(19,466,824)

At March 31, 2026, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX Emerging Markets, Series 44, Version 1	Buy	(1.000)	12/20/30	USD	439,604,000	$8,686,442	$235,093
						$8,686,442	$235,093

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments made quarterly.

(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

At March 31, 2026, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 46, Version 1	Sell	5.000	06/20/31	USD	319,803,000	$15,322,000	$2,938,517
CDX North American Investment Grade Index, Series 46, Version 1	Sell	1.000	06/20/31	USD	1,000,000,000	17,260,925	577,009
						$32,582,925	$3,515,526

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments received quarterly.

(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At March 31, 2026, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month AUD-BBR-BBSW	Quarterly	4.687%	Quarterly	03/25/28	AUD	363,000,000	$219,354	$219,354
Pay	1-day CAD-CORRA-OIS-COMPOUND	Semi-Annual	2.781	Semi-Annual	03/20/28	CAD	355,000,000	300,057	300,057
Pay	1-day EUR-EuroSTR-COMPOUND	Annual	2.590	Annual	03/26/28	EUR	223,500,000	175,571	175,571
Pay	1-day GBP-SONIA-COMPOUND	Annual	4.309	Annual	03/19/28	GBP	200,000,000	230,187	234,447
Pay	1-day Secured Overnight Financing Rate	Annual	2.994	Annual	03/03/28	USD	153,055,000	(819,906)	(819,906)
Pay	1-day Secured Overnight Financing Rate	Annual	3.280	Annual	03/13/29	USD	109,754,000	(195,594)	(195,594)
Pay	1-day Secured Overnight Financing Rate	Annual	4.129	Annual	03/27/36	USD	76,523,000	(15,988)	(15,988)
Pay	1-day Secured Overnight Financing Rate	Annual	3.950	Annual	03/02/57	USD	15,122,000	(431,617)	(431,617)
Pay	1-day Secured Overnight Financing Rate	Annual	4.012	Annual	02/17/57	USD	7,536,000	(137,578)	(137,578)
Pay	1-day Secured Overnight Financing Rate	Annual	3.962	Annual	03/12/57	USD	6,183,000	(164,503)	(164,503)
Pay	1-day Secured Overnight Financing Rate	Annual	3.978	Annual	03/18/41	USD	1,600,000	(14,057)	(14,057)
Pay	1-day Secured Overnight Financing Rate	Annual	4.090	Annual	03/18/51	USD	950,000	(8,518)	(8,518)
Pay	3-month ZAR-JIBAR-SAFEX	Quarterly	7.605	Quarterly	03/25/31	ZAR	511,827,000	(103,584)	(97,282)
Receive	1-day Secured Overnight Financing Rate	Annual	3.457	Annual	02/25/27	USD	493,100,000	1,135,525	1,135,525
Receive	1-day Secured Overnight Financing Rate	Annual	3.299	Annual	02/24/28	USD	370,000,000	2,295,030	2,295,030
Receive	1-day Secured Overnight Financing Rate	Monthly	3.389	Monthly	02/04/29	USD	322,000,000	1,183,995	1,183,995
Receive	1-day Secured Overnight Financing Rate	Annual	3.366	Annual	02/23/31	USD	207,000,000	2,293,614	2,293,614
Receive	1-day Secured Overnight Financing Rate	Annual	3.428	Annual	03/17/29	USD	113,318,000	51,408	51,408
Receive	1-day Secured Overnight Financing Rate	Annual	4.605	Annual	02/14/46	USD	64,408,750	(28,391)	(28,391)
Receive	1-day Secured Overnight Financing Rate	Annual	3.502	Annual	02/24/33	USD	62,000,000	772,249	772,249
Receive	1-day Secured Overnight Financing Rate	Annual	3.995	Annual	03/02/57	USD	14,226,000	299,696	299,696
Receive	1-day Secured Overnight Financing Rate	Annual	4.045	Annual	02/24/57	USD	7,183,789	91,389	91,389
								$7,128,339	$7,138,901

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

At March 31, 2026, the following OTC interest rate swaps were outstanding for Voya Intermediate Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-day Overnight Brazil Interbank Deposit	Annual	Goldman Sachs International	13.680%	Annual	01/02/29	BRL	357,072,429	$(13,929)	$—	$(13,929)
Pay	1-day Overnight Brazil Interbank Deposit	Annual	Goldman Sachs International	14.020%	Annual	01/02/29	BRL	182,110,555	284,935	—	284,935
Pay	1-day Overnight Brazil Interbank Deposit	Annual	Morgan Stanley Bank N.A.	13.900%	Annual	01/02/29	BRL	112,822,364	113,884	—	113,884
									$384,890	$—	$384,890

At March 31, 2026, the following centrally cleared inflation-linked swaps were outstanding for Voya Intermediate Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.462%	At Termination Date	03/27/31	USD	74,522,000	$(210,221)	$(210,221)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.410	At Termination Date	03/27/36	USD	74,522,000	78,179	78,179
								$(132,042)	$(132,042)

At March 31, 2026, the following OTC total return swaps were outstanding for Voya Intermediate Bond Fund:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	(Secured Overnight Financing Rate + 0.00%)	Quarterly	Barclays Bank PLC	06/20/26	USD	30,000,000	$(678,000)	$—	$(678,000)
Receive	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	(Secured Overnight Financing Rate + 0.00%)	Quarterly	Barclays Bank PLC	06/20/26	USD	45,000,000	(1,008,000)	(115,785)	(892,215)
Receive	Markit iBoxx USD Liquid Leveraged Loan Index	Monthly	(Secured Overnight Financing Rate + 0.00%)	Monthly	BNP Paribas	06/20/26	USD	12,000,000	(198,000)	—	(198,000)
Receive	U.S. Treasury 30-Year Bond	At Termination Date	(Secured Overnight Financing Rate + 0.13%)	At Termination Date	Goldman Sachs International	07/22/26	USD	50,000,000	(498,682)	—	(498,682)
Receive	U.S. Treasury 30-Year Bond	At Termination Date	(Secured Overnight Financing Rate + 0.12%)	At Termination Date	JPMorgan Chase Bank N.A.	08/06/26	USD	120,000,000	(300,509)	—	(300,509)
Receive	U.S. Treasury 30-Year Bond	At Termination Date	(Secured Overnight Financing Rate + 0.12%)	At Termination Date	JPMorgan Chase Bank N.A.	08/06/26	USD	100,000,000	1,452	—	1,452
Receive	U.S. Treasury 20-Year Bond	At Termination Date	(Secured Overnight Financing Rate + 0.11%)	At Termination Date	Morgan Stanley Bank N.A.	07/22/26	USD	50,000,000	(605,543)	—	(605,543)
									$(3,287,282)	$(115,785)	$(3,171,497)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

At March 31, 2026, the following OTC written credit default swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Reference Entity	Exercise Rate	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 5-Year Credit Default Swap	Goldman Sachs International	CDX North American Index High Yield Series, 45, Version 2	105.00%	5.000%	Quarterly	04/15/26	USD	100,000,000	$581,625	$(727,732)
									$581,625	$(727,732)

At March 31, 2026, the following OTC written equity options were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Invesco Senior Loan ETF	Goldman Sachs International	Put	04/17/26	USD	20.000	810,000	USD	16,532,100	$113,400	$(69,959)
									$113,400	$(69,959)

At March 31, 2026, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley Bank N.A.	Receive	2.500%	6-month EUR-EURIBOR	05/20/26	EUR	102,426,000	$571,980	$2,374
								$571,980	$2,374

At March 31, 2026, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Pay/Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Bank N.A.	Pay	2.300%	6-month EUR-EURIBOR	05/20/26	EUR	51,213,000	$421,763	$(1,187)
								$421,763	$(1,187)

At March 31, 2026, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	3.820%	Receive	1-day Secured Overnight Financing Rate	02/23/28	USD	47,099,000	$(1,720,880)	$(250,851)
Call on 10-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.605%	Receive	1-day Secured Overnight Financing Rate	02/12/36	USD	103,054,000	(4,122,160)	233,273
Call on 1-Year Interest Rate Swap	Mizuho Capital Markets LLC	3.150%	Receive	1-day Secured Overnight Financing Rate	04/10/26	USD	515,270,000	(304,009)	(301,847)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD	66,490,400	(11,768,801)	1,078,180
Call on 5-Year Interest Rate Swap	UBS AG	3.780%	Receive	1-day Secured Overnight Financing Rate	03/20/28	USD	51,527,000	(1,288,175)	(118,019)
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	3.820%	Pay	1-day Secured Overnight Financing Rate	02/23/28	USD	47,099,000	(1,720,880)	448,842
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	61,700,000	(11,106,000)	832,034
Put on 30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	4.650%	Pay	1-day Secured Overnight Financing Rate	08/30/27	USD	53,684,800	(2,503,859)	(743,444)
Put on 5-Year Interest Rate Swap	UBS AG	3.780%	Pay	1-day Secured Overnight Financing Rate	03/20/28	USD	51,527,000	(1,288,175)	(43,795)
								$(35,822,939)	$1,134,373

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

At March 31, 2026, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 10-Year Interest Rate Swap	Toronto-Dominion Bank	3.943%	Pay	1-day Secured Overnight Financing Rate	07/21/26	USD	26,314,000	$439,444	$(65,677)
Call on 1-Year Interest Rate Swap	BNP Paribas	2.500%	Pay	1-day Secured Overnight Financing Rate	02/22/27	USD	515,270,000	644,088	136,071
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	3.415%	Pay	1-day Secured Overnight Financing Rate	02/11/28	USD	128,817,500	554,559	(102,246)
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Pay	1-day Secured Overnight Financing Rate	09/23/27	USD	268,424,000	1,253,540	258,568
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	2.500%	Pay	1-day Secured Overnight Financing Rate	09/25/26	USD	529,540,000	614,267	395,752
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.205%	Pay	1-day Secured Overnight Financing Rate	02/23/28	USD	200,940,000	894,183	43,025
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.343%	Pay	1-day Secured Overnight Financing Rate	12/16/27	USD	134,212,500	624,088	(6,820)
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.161%	Pay	1-day Secured Overnight Financing Rate	11/22/27	USD	268,424,000	1,261,593	213,673
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.254%	Pay	1-day Secured Overnight Financing Rate	06/30/27	USD	134,212,000	513,361	(260,662)
Call on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.123%	Pay	1-day Secured Overnight Financing Rate	10/25/27	USD	268,424,000	1,251,527	(565,094)
Call on 30-Year Interest Rate Swap	BNP Paribas	4.135%	Pay	1-day Secured Overnight Financing Rate	02/18/31	USD	12,881,000	1,455,553	26,757
Call on 30-Year Interest Rate Swap	Deutsche Bank AG	3.000%	Pay	1-day Secured Overnight Financing Rate	01/07/30	USD	52,628,000	1,210,444	(311,965)
Call on 30-Year Interest Rate Swap	Goldman Sachs International	4.130%	Pay	1-day Secured Overnight Financing Rate	02/18/31	USD	12,881,000	1,465,858	40,276
Call on 30-Year Interest Rate Swap	Nomura Global Financial Products Inc.	4.130%	Pay	1-day Secured Overnight Financing Rate	02/25/31	USD	12,881,000	1,460,705	33,742
Call on 30-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.000%	Pay	1-day Secured Overnight Financing Rate	01/07/30	USD	26,313,000	605,199	(155,977)
Call on 30-Year Interest Rate Swap	Toronto-Dominion Bank	4.251%	Pay	1-day Secured Overnight Financing Rate	02/04/27	USD	20,094,000	968,531	(273,017)
Call on 30-Year Interest Rate Swap	UBS AG	4.256%	Pay	1-day Secured Overnight Financing Rate	02/03/27	USD	20,094,000	966,521	(283,404)
Put on 10-Year Interest Rate Swap	Nomura Global Financial Products Inc.	5.605%	Receive	1-day Secured Overnight Financing Rate	02/12/36	USD	103,054,000	5,255,754	(253,843)
Put on 10-Year Interest Rate Swap	Toronto-Dominion Bank	3.943%	Receive	1-day Secured Overnight Financing Rate	07/21/26	USD	26,314,000	439,444	90,492
Put on 1-Year Interest Rate Swap	Deutsche Bank AG	3.415%	Receive	1-day Secured Overnight Financing Rate	02/11/28	USD	128,817,500	554,559	(165,549)
Put on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Receive	1-day Secured Overnight Financing Rate	09/23/27	USD	268,424,000	1,253,540	(486,729)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.205%	Receive	1-day Secured Overnight Financing Rate	02/23/28	USD	200,940,000	894,183	(449,325)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.343%	Receive	1-day Secured Overnight Financing Rate	12/16/27	USD	134,212,500	624,088	(148,548)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.161%	Receive	1-day Secured Overnight Financing Rate	11/22/27	USD	268,424,000	1,261,593	(517,371)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.600%	Receive	1-day Secured Overnight Financing Rate	08/30/27	USD	966,326,400	2,754,030	(1,281,953)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.254%	Receive	1-day Secured Overnight Financing Rate	06/30/27	USD	134,212,000	513,361	32,446
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.123%	Receive	1-day Secured Overnight Financing Rate	10/25/27	USD	268,424,000	1,251,527	263,450
Put on 1-Year Interest Rate Swap	UBS AG	3.700%	Receive	1-day Secured Overnight Financing Rate	02/10/27	USD	515,270,000	499,812	(1,134,845)
Put on 30-Year Interest Rate Swap	BNP Paribas	4.135%	Receive	1-day Secured Overnight Financing Rate	02/18/31	USD	12,881,000	1,455,553	(84,364)
Put on 30-Year Interest Rate Swap	Deutsche Bank AG	5.600%	Receive	1-day Secured Overnight Financing Rate	02/24/31	USD	62,796,000	2,624,873	(250,119)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Put on 30-Year Interest Rate Swap	Goldman Sachs International	4.130%	Receive	1-day Secured Overnight Financing Rate	02/18/31	USD	12,881,000	$1,465,858	$(79,943)
Put on 30-Year Interest Rate Swap	Nomura Global Financial Products Inc.	4.130%	Receive	1-day Secured Overnight Financing Rate	02/25/31	USD	12,881,000	1,460,705	(86,521)
Put on 30-Year Interest Rate Swap	Toronto-Dominion Bank	4.251%	Receive	1-day Secured Overnight Financing Rate	02/04/27	USD	20,094,000	968,531	162,867
Put on 30-Year Interest Rate Swap	UBS AG	4.256%	Receive	1-day Secured Overnight Financing Rate	02/03/27	USD	20,094,000	966,521	169,092
								$40,427,393	$(5,097,761)

(1)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.

(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

EUR	— EU Euro

GBP	— British Pound

PEN	— Peruvian Nuevo Sol

USD	— United States Dollar

ZAR	— South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$2,374
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,138,975
Interest rate contracts	Unrealized appreciation on forward premium swaptions	4,458,540
Interest rate contracts	Variation margin receivable on futures contracts**	1,277,814
Credit contracts	Variation margin receivable on centrally cleared swaps**	3,750,619
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	9,130,514
Interest rate contracts	Unrealized appreciation on OTC swap agreements	400,271
Total Asset Derivatives		$20,159,107

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,015
Interest rate contracts	Unrealized depreciation on forward premium swaptions	8,421,928
Interest rate contracts	Variation margin payable on futures contracts**	20,744,638
Interest rate contracts	Variation margin payable on centrally cleared swaps**	2,123,655
Interest rate contracts	Upfront payments received on OTC swap agreements	115,785
Interest rate contracts	Unrealized depreciation on OTC swap agreements	3,186,878
Credit contracts	Written options, at fair value	727,732
Interest rate contracts	Written options, at fair value	1,187
Equity contracts	Written options, at fair value	69,959
Total Liability Derivatives		$35,396,777

*	Includes purchased options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$3,304,363	$—	$—	$(5,729,700)	$7,093,389	$4,668,052
Foreign exchange contracts	—	(27,360,989)	—	—	—	(27,360,989)
Interest rate contracts	—	—	(20,996,873)	4,402,107	2,334,210	(14,260,556)
Total	$3,304,363	$(27,360,989)	$(20,996,873)	$(1,327,593)	$9,427,599	$(36,953,493)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$3,015,142	$(149,368)	$2,865,774
Equity contracts	—	—	—	—	43,441	43,441
Foreign exchange contracts	—	2,208,109	—	—	—	2,208,109
Interest rate contracts	(6,310,814)	—	(31,368,818)	3,517,744	(2,448,888)	(36,610,776)
Total	$(6,310,814)	$2,208,109	$(31,368,818)	$6,532,886	$(2,554,815)	$(31,493,452)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2026:

	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Mizuho Capital Markets LLC	Morgan Stanley Bank N.A.	Nomura Global Financial Products Inc.	Standard Chartered Bank
Assets:
Purchased options	$—	$—	$—	$—	$—	$—	$—	$2,374	$—	$—
Forward foreign currency contracts	—	—	1,424	—	693,296	—	—	444,255	—	—
Forward premium swaptions	1,910,214	162,828	—	1,103,162	40,276	289,144	—	—	530,465	—
OTC interest rate swaps	—	—	—	—	284,935	—	—	113,884	—	—
OTC total return swaps	—	—	—	—	—	1,452	—	—	—	—
Total Assets	$1,910,214	$162,828	$1,424	$1,103,162	$1,018,507	$290,596	$—	$560,513	$530,465	$—
Liabilities:
Forward foreign currency contracts	$—	$—	$—	$—	$—	$—	$—	$—	$—	$5,015
Forward premium swaptions	—	84,364	—	1,567,459	79,943	3,408,123	301,847	—	1,061,435	—
OTC interest rate swaps	—	—	—	—	13,929	—	—	—	—	—
OTC total return swaps	1,686,000	198,000	—	—	498,682	300,509	—	605,543	—	—
Written options	—	—	—	—	797,691	—	—	1,187	—	—
Total Liabilities	$1,686,000	$282,364	$—	$1,567,459	$1,390,245	$3,708,632	$301,847	$606,730	$1,061,435	$5,015
Net OTC derivative instruments by counterparty, at fair value	$224,214	$(119,536)	$1,424	$(464,297)	$(371,738)	$(3,418,036)	$(301,847)	$(46,217)	$(530,970)	$(5,015)
Total collateral pledged by the Fund/(Received from counterparty)	$(224,214)	$119,536	$—	$464,297	$371,738	$3,418,036	$—	$46,217	$530,970	$—
Net Exposure(1),(2)	$—	$—	$1,424	$—	$—	$—	$(301,847)	$—	$—	$(5,015)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2026 (continued)

	Toronto- Dominion Bank	UBS AG	Total
Assets:
Purchased options	$—	$—	$2,374
Forward foreign currency contracts	—	—	1,138,975
Forward premium swaptions	253,359	169,092	4,458,540
OTC interest rate swaps	—	—	398,819
OTC total return swaps	—	—	1,452
Total Assets	$253,359	$169,092	$6,000,160
Liabilities:
Forward foreign currency contracts	$—	$—	$5,015
Forward premium swaptions	338,694	1,580,063	8,421,928
OTC interest rate swaps	—	—	13,929
OTC total return swaps	—	—	3,288,734
Written options	—	—	798,878
Total Liabilities	$338,694	$1,580,063	$12,528,484
Net OTC derivative instruments by counterparty, at fair value	$(85,335)	$(1,410,971)	$(6,528,324)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$1,410,971	$6,137,551
Net Exposure(1),(2)	$(85,335)	$—	$(390,773)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At March 31, 2026, the Fund had pledged $220,000, $790,000, $1,780,000, $6,130,000, $270,000, $930,000 and $1,850,000 to BNP Paribas, Deutsche Bank AG, Goldman Sachs International, JPMorgan Chase Bank N.A., Morgan Stanley Bank N.A., Nomura Global Financial Products Inc. and UBS AG, respectively. In addition, the Fund had received $940,000 from Barclays Bank PLC. Excess cash collateral, if any, is not shown for financial reporting purposes.

At March 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $13,104,310,022.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$99,532,874
Gross Unrealized Depreciation	(313,167,106)
Net Unrealized Depreciation	$(213,634,232)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 47.6%
	Basic Materials: 2.0%
757,000	Air Products and Chemicals, Inc., 4.300%, 06/11/2028	$759,807	0.2
186,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2026	186,760	0.0
730,000 (1)	Celanese US Holdings LLC, 6.850%, 11/15/2028	759,591	0.2
304,000 (2)	Chemours Co., 5.750%, 11/15/2028	301,238	0.1
725,000 (2)	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029	725,424	0.2
188,000	Eastman Chemical Co., 5.000%, 08/01/2029	189,786	0.1
132,000 (1)	Ecolab, Inc., 1.650%, 02/01/2027	129,399	0.0
189,000	Ecolab, Inc., 4.300%, 06/15/2028	189,498	0.1
417,000	EIDP, Inc., 4.500%, 05/15/2026	416,942	0.1
1,200,000 (2)	NOVA Chemicals Corp., 5.250%, 06/01/2027	1,198,818	0.3
186,000	Nucor Corp., 4.650%, 06/01/2030	187,878	0.1
65,000	Nutrien Ltd., 4.900%, 03/27/2028	65,573	0.0
311,000	Rio Tinto Finance USA PLC, 4.500%, 03/14/2028	312,586	0.1
176,000	Rio Tinto Finance USA PLC, 4.875%, 03/14/2030	178,815	0.0
191,000	Sherwin-Williams Co., 4.300%, 08/15/2028	190,635	0.1
127,000	Sherwin-Williams Co., 4.500%, 08/15/2030	126,805	0.0
1,520,000	Steel Dynamics, Inc., 4.000%, 12/15/2028	1,504,557	0.4
		7,424,112	2.0

	Communications: 4.7%
147,000 (1)	Alphabet, Inc., 1.100%, 08/15/2030	129,309	0.0
985,000	Alphabet, Inc., 3.700%, 02/15/2029	976,740	0.3
1,085,000	Alphabet, Inc., 3.875%, 11/15/2028	1,081,694	0.3
650,000	Amazon.com, Inc., 3.900%, 11/20/2028	647,406	0.2
704,000	Amazon.com, Inc., 4.000%, 03/13/2029	700,570	0.2
140,000	AppLovin Corp., 5.125%, 12/01/2029	140,845	0.0
50,000	AppLovin Corp., 5.375%, 12/01/2031	50,509	0.0
126,000 (1)	Cisco Systems, Inc., 4.550%, 02/24/2028	127,329	0.0
552,000	Cisco Systems, Inc., 4.750%, 02/24/2030	562,769	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
235,000	Comcast Corp., 3.400%, 04/01/2030	$225,659	0.1
800,000 (2)	Directv Financing LLC / Directv Financing Co- Obligor, Inc., 5.875%, 08/15/2027	799,649	0.2
800,000 (2)	Match Group Holdings II LLC, 5.000%, 12/15/2027	797,184	0.2
725,000 (1)(2)	McGraw-Hill Education, Inc., 5.750%, 08/01/2028	717,401	0.2
280,000	Meta Platforms, Inc., 4.200%, 11/15/2030	277,348	0.1
316,000 (1)	Meta Platforms, Inc., 4.300%, 08/15/2029	317,476	0.1
1,497,000 (2)	NBN Co. Ltd., 1.450%, 05/05/2026	1,492,992	0.4
349,000 (2)	NBN Co. Ltd., 5.750%, 10/06/2028	360,772	0.1
800,000 (1)(2)	Nexstar Media, Inc., 4.750%, 11/01/2028	787,212	0.2
1,024,000 (2)	NTT Finance Corp., 4.567%, 07/16/2027	1,026,631	0.3
957,000 (2)	NTT Finance Corp., 4.620%, 07/16/2028	960,794	0.3
563,000	Omnicom Group, Inc., 4.200%, 03/02/2029	557,129	0.1
800,000 (2)	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 08/15/2027	798,626	0.2
251,000	Rogers Communications, Inc., 5.000%, 02/15/2029	253,623	0.1
775,000 (2)	Sirius XM Radio LLC, 4.000%, 07/15/2028	748,538	0.2
1,147,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,212,969	0.3
269,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	258,122	0.1
249,000	T-Mobile USA, Inc., 2.625%, 04/15/2026	248,819	0.1
327,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	316,976	0.1
291,000	T-Mobile USA, Inc., 4.950%, 03/15/2028	294,123	0.1
395,000	Uber Technologies, Inc., 4.300%, 01/15/2030	391,872	0.1
		17,261,086	4.7

	Consumer, Cyclical: 5.4%
725,000 (1)	Advance Auto Parts, Inc., 1.750%, 10/01/2027	682,816	0.2
1,950,000 (2)	Alimentation Couche- Tard, Inc., 4.148%, 09/29/2028	1,936,686	0.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
13,705	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	$13,524	0.0
565,000 (2)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	562,271	0.1
225,000	American Honda Finance Corp., GMTN, 4.400%, 10/05/2026	224,978	0.1
126,000	American Honda Finance Corp., GMTN, 4.450%, 10/22/2027	125,864	0.0
195,000	American Honda Finance Corp., MTN, 1.300%, 09/09/2026	192,587	0.1
66,000 (2)	BMW US Capital LLC, 1.250%, 08/12/2026	65,257	0.0
618,000 (2)	BMW US Capital LLC, 4.150%, 08/11/2027	616,749	0.2
128,000 (2)	BMW US Capital LLC, 4.500%, 08/11/2030	126,596	0.0
502,000	BorgWarner, Inc., 4.950%, 08/15/2029	507,914	0.1
725,000 (2)	Cinemark USA, Inc., 5.250%, 07/15/2028	719,317	0.2
410,000 (2)	Daimler Truck Finance North America LLC, 5.000%, 01/15/2027	412,152	0.1
1,032,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	1,018,948	0.3
300,000	Ford Motor Credit Co. LLC, 5.800%, 03/08/2029	303,454	0.1
255,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	254,690	0.1
123,000	General Motors Financial Co., Inc., 5.050%, 04/04/2028	124,086	0.0
415,000	General Motors Financial Co., Inc., 5.400%, 04/06/2026	415,040	0.1
300,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	306,988	0.1
250,000	Home Depot, Inc., 4.875%, 06/25/2027	252,472	0.1
195,000	Honda Motor Co. Ltd., 2.534%, 03/10/2027	191,688	0.0
127,000	Honda Motor Co. Ltd., 4.436%, 07/08/2028	126,731	0.0
185,000	Hyatt Hotels Corp., 5.050%, 03/30/2028	186,616	0.0
975,000 (2)	Hyundai Capital America, 4.250%, 09/18/2028	966,368	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
240,000 (2)	Hyundai Capital America, 4.750%, 04/06/2029	$240,137	0.1
126,000 (2)	Hyundai Capital America, 5.650%, 06/26/2026	126,348	0.0
262,000 (2)	Hyundai Capital America, 5.950%, 09/21/2026	263,640	0.1
128,000	Lowe's Cos., Inc., 3.350%, 04/01/2027	127,030	0.0
1,365,000	Lowe's Cos., Inc., 4.000%, 10/15/2028	1,354,293	0.4
192,000	Marriott International, Inc., 4.200%, 07/15/2027	191,776	0.1
620,000	McDonald's Corp., 4.400%, 02/12/2031	618,438	0.2
249,000 (2)	Mercedes-Benz Finance North America LLC, 5.100%, 08/03/2028	252,884	0.1
410,000	MGM Resorts International, 4.750%, 10/15/2028	402,545	0.1
315,000	MGM Resorts International, 5.500%, 04/15/2027	315,805	0.1
800,000	Newell Brands, Inc., 6.375%, 09/15/2027	806,411	0.2
192,000	PACCAR Financial Corp., 4.000%, 08/08/2028	191,906	0.1
235,000	PACCAR Financial Corp., 4.000%, 09/26/2029	233,546	0.1
870,000	PACCAR Financial Corp. R, 4.000%, 11/07/2028	867,532	0.2
725,000 (2)	Tenneco, Inc., 8.000%, 11/17/2028	722,864	0.2
511,000	Toll Brothers Finance Corp., 4.350%, 02/15/2028	509,092	0.1
124,000	Toyota Motor Credit Corp., 5.400%, 11/20/2026	124,998	0.0
230,000	Toyota Motor Credit Corp., MTN, 4.350%, 10/08/2027	230,770	0.1
186,000	Toyota Motor Credit Corp. B, 5.000%, 03/19/2027	187,482	0.0
21,490	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	21,863	0.0
205,000 (2)	Volkswagen Group of America Finance LLC, 4.550%, 09/11/2028	204,520	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
425,000 (2)	Volkswagen Group of America Finance LLC, 4.950%, 08/15/2029	$425,961	0.1
535,000 (2)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	539,569	0.1
500,000 (2)	Volkswagen Group of America Finance LLC, 5.650%, 09/12/2028	509,799	0.1
385,000 (2)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	407,242	0.1
		20,210,243	5.4

	Consumer, Non-cyclical: 6.7%
410,000	Abbott Laboratories, 4.000%, 03/15/2031	403,595	0.1
192,000	AbbVie, Inc., 3.200%, 05/14/2026	191,811	0.1
280,000	AbbVie, Inc., 3.200%, 11/21/2029	269,984	0.1
491,000	AbbVie, Inc., 4.800%, 03/15/2029	498,955	0.1
800,000 (2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	797,117	0.2
725,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	691,984	0.2
125,000	Amgen, Inc., 5.150%, 03/02/2028	126,887	0.0
317,000	Astrazeneca Finance LLC, 4.800%, 02/26/2027	318,883	0.1
800,000 (2)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.750%, 07/15/2027	797,493	0.2
126,000	Becton Dickinson & Co., 4.693%, 02/13/2028	126,657	0.0
126,000	Cardinal Health, Inc., 4.700%, 11/15/2026	126,240	0.0
299,000	Cardinal Health, Inc., 5.000%, 11/15/2029	303,617	0.1
62,000	Cardinal Health, Inc., 5.125%, 02/15/2029	63,087	0.0
127,000 (2)	Cargill, Inc., 3.625%, 04/22/2027	126,358	0.0
388,000	Cigna Group, 2.375%, 03/15/2031	348,711	0.1
460,000	Cigna Group, 4.500%, 09/15/2030	458,570	0.1
127,000 (2)	CSL Finance PLC, 3.850%, 04/27/2027	126,332	0.0
368,000	CVS Health Corp., 5.400%, 06/01/2029	376,791	0.1
760,000 (2)	Darling Ingredients, Inc., 5.250%, 04/15/2027	760,612	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
398,000 (2)	Element Fleet Management Corp., 5.643%, 03/13/2027	$401,371	0.1
768,000	Eli Lilly & Co., 4.000%, 10/15/2028	767,274	0.2
189,000	Eli Lilly & Co., 4.550%, 02/12/2028	190,598	0.1
247,000	Eli Lilly & Co., 4.750%, 02/12/2030	251,531	0.1
192,000 (2)	EMD Finance LLC, 4.125%, 08/15/2028	191,134	0.1
63,000 (2)	ERAC USA Finance LLC, 5.000%, 02/15/2029	64,028	0.0
348,000	Gilead Sciences, Inc., 4.800%, 11/15/2029	354,570	0.1
357,000	GlaxoSmithKline Capital, Inc., 4.500%, 04/15/2030	359,314	0.1
706,000	HCA, Inc., 5.875%, 02/01/2029	726,697	0.2
552,000	Hershey Co., 4.750%, 02/24/2030	560,880	0.2
496,000	Humana, Inc., 5.750%, 03/01/2028	505,930	0.1
961,000 (2)	Imperial Brands Finance PLC, 4.500%, 06/30/2028	961,839	0.3
189,000	Johnson & Johnson, 4.550%, 03/01/2028	191,281	0.1
285,000	Laboratory Corp. of America Holdings, 4.350%, 04/01/2030	282,591	0.1
190,000 (2)	Mars, Inc., 4.600%, 03/01/2028	191,221	0.1
289,000 (2)	Mars, Inc., 4.800%, 03/01/2030	292,097	0.1
565,000	McCormick & Co., Inc., 4.150%, 02/15/2029	559,626	0.1
180,000	McKesson Corp., 4.250%, 09/15/2029	179,574	0.0
293,000	Merck & Co., Inc., 4.150%, 03/15/2031	289,822	0.1
355,000	Novartis Capital Corp., 3.800%, 09/18/2029	350,469	0.1
635,000	Novartis Capital Corp., 4.100%, 03/16/2029	634,329	0.2
630,000	Novartis Capital Corp., 4.400%, 03/18/2031	630,004	0.2
510,000	PepsiCo, Inc., 4.100%, 01/15/2029	509,815	0.1
136,000 (1)	PepsiCo, Inc., 4.300%, 07/23/2030	136,389	0.0
126,000	Philip Morris International, Inc., 4.125%, 04/28/2028	125,809	0.0
267,000	Philip Morris International, Inc., 4.875%, 02/13/2029	271,025	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
495,000	Philip Morris International, Inc., 5.125%, 02/13/2031	$506,676	0.1
790,000 (2)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029	768,177	0.2
128,000	Quanta Services, Inc., 4.300%, 08/09/2028	127,834	0.0
325,000	Quanta Services, Inc., 4.750%, 08/09/2027	326,700	0.1
126,000	Quest Diagnostics, Inc., 4.600%, 12/15/2027	126,611	0.0
185,000	RELX Capital, Inc., 4.750%, 03/27/2030	186,458	0.0
201,000 (2)	Rentokil Terminix Funding LLC, 5.000%, 04/28/2030	201,879	0.1
365,000 (2)	Roche Holdings, Inc., 5.338%, 11/13/2028	375,518	0.1
197,000	S&P Global, Inc., 2.450%, 03/01/2027	193,916	0.1
916,000	S&P Global, Inc., 2.950%, 03/01/2029	882,555	0.2
247,000	Smith & Nephew PLC, 5.150%, 03/20/2027	248,307	0.1
267,000	Solventum Corp., 5.400%, 03/01/2029	273,172	0.1
254,000	Stryker Corp., 3.650%, 03/07/2028	251,342	0.1
1,290,000	Stryker Corp., 4.700%, 02/10/2028	1,301,661	0.3
490,000	Tyson Foods, Inc., 5.400%, 03/15/2029	502,886	0.1
194,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	190,537	0.1
295,000	UnitedHealth Group, Inc., 4.800%, 01/15/2030	298,594	0.1
765,000 (2)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	753,097	0.2
523,000	Zimmer Biomet Holdings, Inc., 5.050%, 02/19/2030	531,426	0.1
64,000	Zoetis, Inc., 4.150%, 08/17/2028	63,812	0.0
		25,004,060	6.7

	Energy: 1.3%
197,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	194,395	0.1
191,000	Chevron USA, Inc., 4.050%, 08/13/2028	191,266	0.1
389,000 (1)	Chevron USA, Inc., 4.300%, 10/15/2030	390,115	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
190,000	Chevron USA, Inc., 4.475%, 02/26/2028	$191,534	0.1
744,000	Chevron USA, Inc., 4.687%, 04/15/2030	755,797	0.2
249,000	Diamondback Energy, Inc., 5.150%, 01/30/2030	254,276	0.1
124,000	Diamondback Energy, Inc., 5.200%, 04/18/2027	125,004	0.0
189,000	Enbridge, Inc., 4.600%, 06/20/2028	189,524	0.0
190,000	Enterprise Products Operating LLC, 4.300%, 06/20/2028	190,290	0.0
131,000	Kinder Morgan, Inc., 1.750%, 11/15/2026	128,979	0.0
140,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	150,616	0.0
730,000 (2)	Sunoco L.P., 7.000%, 05/01/2029	750,154	0.2
650,000	Targa Resources Corp., 4.350%, 01/15/2029	647,424	0.2
800,000 (2)	Venture Global LNG, Inc., 8.125%, 06/01/2028	818,573	0.2
		4,977,947	1.3

	Financial: 16.2%
800,000 (2)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 4.250%, 10/15/2027	784,646	0.2
346,000 (3)	American Express Co., 5.098%, 02/16/2028	347,929	0.1
1,160,000 (3)	American Express Co., 5.389%, 07/28/2027	1,163,131	0.3
290,000 (3)	American Express Co., 5.645%, 04/23/2027	290,298	0.1
445,000	American Tower Corp., 3.650%, 03/15/2027	441,907	0.1
62,000	American Tower Corp., 5.250%, 07/15/2028	63,086	0.0
61,000	American Tower Corp., 5.500%, 03/15/2028	62,088	0.0
190,000	Aon North America, Inc., 5.125%, 03/01/2027	191,019	0.1
249,000	Aon North America, Inc., 5.150%, 03/01/2029	254,376	0.1
482,000	Arthur J Gallagher & Co., 4.850%, 12/15/2029	487,440	0.1
1,125,000 (2)	Aviation Capital Group LLC, 5.125%, 04/10/2030	1,131,354	0.3
88,000 (2)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	85,122	0.0
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
600,000	Banco Bilbao Vizcaya Argentaria SA, 4.150%, 03/03/2029	$593,153	0.2
200,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	204,834	0.1
400,000	Banco Santander SA, 5.588%, 08/08/2028	409,789	0.1
196,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	194,372	0.1
130,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	127,754	0.0
255,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	253,118	0.1
132,000 (3)	Bank of America Corp., 4.376%, 04/27/2028	131,925	0.0
240,000 (3)	Bank of America Corp., 4.456%, 02/06/2032	237,047	0.1
135,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	128,464	0.0
197,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	194,024	0.1
63,000 (3)	Bank of America Corp., MTN, 3.970%, 03/05/2029	62,449	0.0
1,520,000 (1)(3)	Bank of Montreal, 4.062%, 09/22/2028	1,511,832	0.4
126,000	Bank of Montreal, 5.300%, 06/05/2026	126,320	0.0
186,000 (3)	Bank of New York Mellon, 4.729%, 04/20/2029	187,349	0.0
98,000 (3)	Bank of New York Mellon Corp., 4.947%, 04/26/2027	98,031	0.0
565,000 (3)	Bank of Nova Scotia, 4.247%, 02/02/2030	560,035	0.1
432,000 (3)	Barclays PLC, 4.476%, 11/11/2029	429,708	0.1
206,000 (2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	193,121	0.1
329,000 (2)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	305,199	0.1
315,000	Brown & Brown, Inc., 4.700%, 06/23/2028	315,979	0.1
509,000 (2)(3)	CaixaBank SA, 4.634%, 07/03/2029	509,941	0.1
550,000 (2)(3)	CaixaBank SA, 5.673%, 03/15/2030	565,215	0.2
328,000 (2)(3)	CaixaBank SA, 6.684%, 09/13/2027	331,085	0.1
50,000	Camden Property Trust, 3.150%, 07/01/2029	48,000	0.0
62,000 (3)	Canadian Imperial Bank of Commerce, 4.857%, 03/30/2029	62,534	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
197,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	$193,764	0.1
125,000 (3)	Capital One Financial Corp., 5.468%, 02/01/2029	126,929	0.0
185,000 (3)	Capital One Financial Corp., 5.700%, 02/01/2030	189,825	0.1
126,000	Charles Schwab Corp., 5.875%, 08/24/2026	126,741	0.0
194,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	202,814	0.1
85,000 (3)	Citigroup, Inc., 2.572%, 06/03/2031	77,938	0.0
16,000 (3)	Citigroup, Inc., 4.786%, 03/04/2029	16,086	0.0
452,000	CME Group, Inc., 4.400%, 03/15/2030	453,556	0.1
192,000 (2)	CNO Global Funding, 4.375%, 09/08/2028	190,442	0.1
1,072,000	Cooperatieve Rabobank UA, 4.800%, 01/09/2029	1,089,150	0.3
191,000	Corebridge Financial, Inc., 3.650%, 04/05/2027	189,317	0.1
128,000 (2)	Corebridge Global Funding, 4.250%, 08/21/2028	127,149	0.0
961,000 (2)(3)	Credit Agricole SA, 5.335%, 01/10/2030	978,462	0.3
556,000 (2)(3)	Danske Bank A/S, 4.298%, 04/01/2028	555,268	0.1
329,000 (2)(3)	Danske Bank A/S, 4.613%, 10/02/2030	328,146	0.1
714,000 (3)	Deutsche Bank AG/ New York NY, 2.311%, 11/16/2027	704,340	0.2
487,000 (2)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	497,709	0.1
460,000 (3)	Goldman Sachs Group, Inc., 1.948%, 10/21/2027	453,761	0.1
985,000 (3)	Goldman Sachs Group, Inc., 4.148%, 01/21/2029	979,190	0.3
295,000 (3)	Goldman Sachs Group, Inc., 4.516%, 01/21/2032	290,590	0.1
130,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	134,144	0.0
4,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	4,185	0.0
869,000 (3)	HSBC Holdings PLC, 4.899%, 03/03/2029	873,990	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
736,000 (3)	ING Groep NV, 4.017%, 03/28/2028	$732,708	0.2
309,000 (3)	ING Groep NV, 6.083%, 09/11/2027	310,942	0.1
272,000	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	268,008	0.1
2,170,000	Intercontinental Exchange, Inc., 3.950%, 12/01/2028	2,151,410	0.6
800,000 (2)	Iron Mountain, Inc., 5.250%, 03/15/2028	796,888	0.2
475,000 (2)	Jackson National Life Global Funding, 4.550%, 09/09/2030	465,695	0.1
197,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	194,319	0.1
519,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	518,169	0.1
80,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	76,132	0.0
101,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	99,744	0.0
130,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	127,947	0.0
120,000 (3)	JPMorgan Chase & Co., 3.702%, 05/06/2030	117,060	0.0
45,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	45,062	0.0
314,000 (3)	JPMorgan Chase & Co., 4.505%, 10/22/2028	314,018	0.1
125,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	125,290	0.0
190,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	192,810	0.1
62,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	62,876	0.0
126,000 (3)	JPMorgan Chase & Co., 5.040%, 01/23/2028	126,655	0.0
246,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	249,051	0.1
135,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	139,159	0.0
123,000 (3)	JPMorgan Chase & Co., 6.070%, 10/22/2027	124,183	0.0
253,000	KeyBank NA/ Cleveland OH, 4.390%, 12/14/2027	253,317	0.1
259,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027	256,031	0.1
707,000 (3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	697,561	0.2
127,000 (2)	LPL Holdings, Inc., 4.625%, 11/15/2027	126,122	0.0
232,000 (2)	Lseg US Fin Corp., 4.875%, 03/28/2027	233,124	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
806,000 (2)	LSEGA Financing PLC, 1.375%, 04/06/2026	$805,682	0.2
500,000	Marsh & McLennan Cos., Inc., 4.550%, 11/08/2027	502,487	0.1
618,000	Mastercard, Inc., 4.550%, 03/15/2028	623,915	0.2
1,500,000 (2)(3)	MF1 Multi-Family Housing Mortgage Loan Trust 2024-FL15 A, 5.368%, (TSFR1M + 1.688%), 08/18/2041	1,504,939	0.4
508,000 (3)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	503,420	0.1
777,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.197%, 01/16/2031	789,926	0.2
421,000 (3)	Mizuho Financial Group, Inc., 5.376%, 05/26/2030	430,786	0.1
369,000 (3)	Mizuho Financial Group, Inc., 5.382%, 07/10/2030	377,528	0.1
325,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	324,103	0.1
637,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	627,095	0.2
325,000 (3)	Morgan Stanley, 4.238%, 01/09/2030	321,788	0.1
454,000 (3)	Morgan Stanley, 4.994%, 04/12/2029	458,220	0.1
133,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	134,565	0.0
17,000 (3)	Morgan Stanley, 5.073%, 01/30/2037	16,662	0.0
20,000 (3)	Morgan Stanley, 5.173%, 01/16/2030	20,285	0.0
435,000 (3)	Morgan Stanley, 5.192%, 04/17/2031	441,584	0.1
62,000 (3)	Morgan Stanley, 5.230%, 01/15/2031	62,967	0.0
16,000 (3)	Morgan Stanley, 5.664%, 04/17/2036	16,394	0.0
40,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	41,057	0.0
525,000 (3)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	520,235	0.1
175,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	174,408	0.0
105,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	106,226	0.0
586,000 (3)	Morgan Stanley I, 4.133%, 10/18/2029	579,321	0.2
250,000 (3)	Morgan Stanley Private Bank NA, 4.465%, 11/19/2031	246,180	0.1
250,000 (2)	National Securities Clearing Corp., 4.700%, 05/20/2030	252,529	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
806,000 (2)	National Securities Clearing Corp., 5.000%, 05/30/2028	$818,292	0.2
532,000 (2)	Nationwide Building Society, 1.500%, 10/13/2026	524,295	0.1
419,000 (3)	NatWest Group PLC, 5.583%, 03/01/2028	423,199	0.1
395,000 (2)	NatWest Markets PLC, 5.410%, 05/17/2029	405,607	0.1
760,000	Navient Corp., 5.000%, 03/15/2027	743,489	0.2
800,000	OneMain Finance Corp., 3.500%, 01/15/2027	785,396	0.2
394,000 (2)	Pacific Life Global Funding II, 1.375%, 04/14/2026	393,627	0.1
180,000 (2)	Pacific Life Global Funding II, 2.450%, 01/11/2032	159,404	0.0
760,000 (2)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/01/2028	757,182	0.2
725,000 (2)	PennyMac Financial Services, Inc., 4.250%, 02/15/2029	687,599	0.2
565,000 (3)	PNC Financial Services Group, Inc., 4.075%, 01/26/2029	562,238	0.2
800,000 (2)	PRA Group, Inc., 8.375%, 02/01/2028	806,110	0.2
249,000 (2)	Principal Life Global Funding II, 5.100%, 01/25/2029	253,022	0.1
186,000	Prologis L.P., 4.875%, 06/15/2028	188,279	0.0
148,000 (2)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	150,876	0.0
192,000 (2)	RGA Global Funding, 4.350%, 08/25/2028	191,106	0.1
217,000 (3)	Royal Bank of Canada, 4.498%, 08/06/2029	217,048	0.1
257,000	Royal Bank of Canada, GMTN, 1.150%, 07/14/2026	254,863	0.1
250,000 (3)	Royal Bank of Canada, GMTN, 4.522%, 10/18/2028	250,363	0.1
187,000 (1)(3)	Royal Bank of Canada, GMTN, 4.715%, 03/27/2028	187,728	0.0
332,000	Royal Bank of Canada, GMTN, 4.950%, 02/01/2029	337,863	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
160,000 (3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	$162,061	0.0
190,000	Royal Bank of Canada, GMTN, 5.200%, 07/20/2026	190,612	0.1
294,000 (2)	Skandinaviska Enskilda Banken AB, 4.375%, 06/02/2028	294,732	0.1
799,000 (3)	State Street Corp., 3.031%, 11/01/2034	752,349	0.2
127,000 (3)	State Street Corp., 4.530%, 02/20/2029	127,743	0.0
253,000	State Street Corp., 4.536%, 02/28/2028	254,820	0.1
199,000 (3)	State Street Corp., 4.543%, 04/24/2028	199,439	0.1
168,000	State Street Corp., 4.729%, 02/28/2030	170,086	0.0
357,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 07/16/2029	339,658	0.1
230,000	Sumitomo Mitsui Financial Group, Inc., 5.716%, 09/14/2028	236,490	0.1
1,000,000 (2)	Sumitomo Mitsui Trust Bank Ltd., 5.200%, 03/07/2027	1,009,168	0.3
241,000 (2)	Sumitomo Mitsui Trust Bank Ltd., 5.650%, 09/14/2026	242,494	0.1
124,000	Toronto-Dominion Bank, GMTN, 4.980%, 04/05/2027	124,937	0.0
859,000	Toronto-Dominion Bank, MTN, 5.532%, 07/17/2026	862,703	0.2
260,000 (3)	Truist Bank I, 4.144%, 01/27/2029	258,695	0.1
136,000 (3)	Truist Financial Corp., MTN, 1.887%, 06/07/2029	128,739	0.0
421,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	430,980	0.1
725,000 (2)(3)	UBS Group AG, 4.194%, 04/01/2031	709,535	0.2
248,000 (2)(3)	UBS Group AG, 5.428%, 02/08/2030	253,401	0.1
261,000 (3)	US Bancorp, 5.046%, 02/12/2031	264,874	0.1
762,000 (2)	USAA Capital Corp., 4.375%, 06/01/2028	764,412	0.2
153,000 (3)	Wells Fargo & Co., 4.970%, 04/23/2029	154,343	0.0
601,000 (3)	Wells Fargo & Co., MTN, 2.879%, 10/30/2030	567,126	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
255,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	$252,955	0.1
257,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	254,617	0.1
123,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	125,839	0.0
574,000	Wells Fargo Bank NA, 5.450%, 08/07/2026	575,959	0.2
664,000	Welltower OP LLC, 4.500%, 07/01/2030	664,467	0.2
276,000 (2)	Westpac New Zealand Ltd., 5.132%, 02/26/2027	278,153	0.1
		60,302,726	16.2

	Industrial: 4.3%
123,000	3M Co., 4.800%, 03/15/2030	124,362	0.0
601,000	AGCO Corp., 5.450%, 03/21/2027	605,218	0.2
62,000	Amcor Flexibles North America, Inc., 4.800%, 03/17/2028	62,412	0.0
123,000	Amcor Flexibles North America, Inc., 5.100%, 03/17/2030	124,204	0.0
2,170,000	Amphenol Corp., 3.900%, 11/15/2028	2,154,349	0.6
126,000	Amphenol Corp., 4.375%, 06/12/2028	126,391	0.0
325,000 (2)	BAE Systems PLC, 5.125%, 03/26/2029	331,727	0.1
800,000 (2)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	792,479	0.2
435,000	Caterpillar Financial Services Corp., 4.400%, 03/03/2028	437,311	0.1
186,000	Caterpillar Financial Services Corp., 4.800%, 01/08/2030	190,365	0.1
755,000 (2)	Clydesdale Acquisition Holdings, Inc., 6.625%, 04/15/2029	742,073	0.2
307,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	310,777	0.1
693,000	Eaton Corp., 3.950%, 03/06/2029	686,260	0.2
800,000 (1)(2)	Energizer Holdings, Inc., 4.375%, 03/31/2029	761,759	0.2
191,000	FedEx Corp., 3.250%, 04/01/2026	191,000	0.1
308,000	GATX Corp., 5.400%, 03/15/2027	310,322	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
400,000	GE Vernova, Inc., 4.250%, 02/04/2031	$395,630	0.1
62,000	HEICO Corp., 5.250%, 08/01/2028	63,206	0.0
366,000 (2)	Honeywell Aerospace, Inc., 4.000%, 03/16/2029	362,677	0.1
445,000 (2)	Honeywell Aerospace, Inc., 4.300%, 03/16/2031	440,336	0.1
335,000	Howmet Aerospace, Inc., 3.900%, 04/15/2029	330,336	0.1
725,000 (2)	Imola Merger Corp., 4.750%, 05/15/2029	705,134	0.2
250,000	Ingersoll Rand, Inc., 5.197%, 06/15/2027	252,255	0.1
61,000	JB Hunt Transport Services, Inc., 4.900%, 03/15/2030	61,749	0.0
230,000	John Deere Capital Corp., 1.450%, 01/15/2031	202,011	0.1
65,000	John Deere Capital Corp., MTN, 2.350%, 03/08/2027	63,973	0.0
190,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	190,182	0.1
64,000 (1)	Lockheed Martin Corp., 4.150%, 08/15/2028	64,059	0.0
556,000	Lockheed Martin Corp., 4.400%, 08/15/2030	556,603	0.1
125,000 (2)	Molex Electronic Technologies LLC, 4.750%, 04/30/2028	125,551	0.0
229,000	Northrop Grumman Corp., 4.650%, 07/15/2030	230,399	0.1
126,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 01/12/2027	126,697	0.0
366,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	372,351	0.1
305,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 6.050%, 08/01/2028	313,933	0.1
271,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	274,611	0.1
123,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	124,991	0.0
182,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	186,304	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
101,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	$103,888	0.0
800,000 (2)	Smyrna Ready Mix Concrete LLC, 6.000%, 11/01/2028	794,467	0.2
725,000 (2)	Standard Industries, Inc., 4.750%, 01/15/2028	717,204	0.2
120,000	Stanley Black & Decker, Inc., 6.000%, 03/06/2028	123,759	0.0
730,000 (2)	TransDigm, Inc., 6.375%, 03/01/2029	744,536	0.2
248,000	Veralto Corp., 5.500%, 09/18/2026	249,059	0.1
20,000	Waste Management, Inc., 1.500%, 03/15/2031	17,387	0.0
		16,144,297	4.3

	Technology: 3.0%
312,000	Advanced Micro Devices, Inc., 4.319%, 03/24/2028	314,070	0.1
126,000	Analog Devices, Inc., 4.250%, 06/15/2028	126,219	0.0
731,000	Broadcom, Inc., 3.459%, 09/15/2026	729,460	0.2
895,000 (2)	Broadcom, Inc., 4.000%, 04/15/2029	886,396	0.2
368,000	Broadcom, Inc., 4.800%, 04/15/2028	372,240	0.1
125,000	Cadence Design Systems, Inc., 4.200%, 09/10/2027	124,937	0.0
725,000 (2)	Cloud Software Group, Inc., 6.500%, 03/31/2029	708,003	0.2
1,125,000	Dell International LLC / EMC Corp., 4.150%, 02/15/2029	1,115,873	0.3
355,000	Dell International LLC / EMC Corp., 4.500%, 02/15/2031	350,938	0.1
248,000	Dell International LLC / EMC Corp., 4.750%, 04/01/2028	249,837	0.1
332,000	Dell International LLC / EMC Corp., 5.000%, 04/01/2030	336,101	0.1
124,000	Fiserv, Inc., 5.150%, 03/15/2027	124,630	0.0
685,000	Fiserv, Inc., 5.450%, 03/02/2028	695,058	0.2
656,000	Hewlett Packard Enterprise Co., 4.550%, 10/15/2029	652,907	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
702,000	IBM International Capital Pte Ltd., 4.600%, 02/05/2029	$706,692	0.2
420,000	International Business Machines Corp., 4.000%, 02/03/2029	415,844	0.1
633,000	Oracle Corp., 2.650%, 07/15/2026	629,611	0.2
495,000	Oracle Corp., 4.550%, 02/04/2029	488,842	0.1
251,000	Oracle Corp., 4.800%, 08/03/2028	251,147	0.1
128,000	Roper Technologies, Inc., 4.250%, 09/15/2028	127,217	0.0
704,000	Salesforce, Inc., 4.650%, 03/15/2029	705,569	0.2
248,000	Synopsys, Inc., 4.650%, 04/01/2028	248,990	0.1
157,000	Synopsys, Inc., 4.850%, 04/01/2030	158,196	0.0
421,000	VMware, Inc., 1.400%, 08/15/2026	416,618	0.1
290,000	Workday, Inc., 3.500%, 04/01/2027	287,528	0.1
		11,222,923	3.0

	Utilities: 4.0%
193,000	Alabama Power Co., 3.750%, 09/01/2027	191,868	0.1
124,000	Ameren Corp., 5.700%, 12/01/2026	124,914	0.0
446,000	Ameren Illinois Co., 3.800%, 05/15/2028	441,908	0.1
637,000	American Electric Power Co., Inc., 5.200%, 01/15/2029	650,190	0.2
187,000 (2)	Capital Power US Holdings, Inc., 5.257%, 06/01/2028	188,142	0.0
184,000	CenterPoint Energy Houston Electric LLC, 4.800%, 03/15/2030	186,457	0.0
63,000	Connecticut Light and Power Co., 4.650%, 01/01/2029	63,586	0.0
357,000	Consumers Energy Co., 4.500%, 01/15/2031	357,768	0.1
62,000	Consumers Energy Co., 4.900%, 02/15/2029	63,043	0.0
166,000	DTE Electric Co., 4.250%, 05/14/2027	166,114	0.0
188,000	DTE Energy Co., 5.100%, 03/01/2029	191,192	0.1
1,355,000 (2)	Enel Finance International NV, 4.125%, 09/30/2028	1,344,118	0.4
196,000	Eversource Energy, 2.900%, 03/01/2027	193,516	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
316,000	Eversource Energy, 4.750%, 05/15/2026	$316,181	0.1
142,000	Exelon Corp., 5.150%, 03/15/2029	144,751	0.0
585,000	Georgia Power Co., 4.000%, 10/01/2028	581,718	0.2
189,000	Georgia Power Co., 5.004%, 02/23/2027	190,444	0.1
449,000 (2)	Jersey Central Power & Light Co., 4.150%, 01/15/2029	446,205	0.1
320,000 (2)	Liberty Utilities Co., 5.577%, 01/31/2029	326,538	0.1
188,000	National Rural Utilities Cooperative Finance Corp., 4.120%, 09/16/2027	187,680	0.0
309,000	National Rural Utilities Cooperative Finance Corp., 5.150%, 06/15/2029	315,695	0.1
156,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	157,271	0.0
128,000	National Rural Utilities Cooperative Finance Corp. D, 4.150%, 08/25/2028	127,605	0.0
184,000 (2)	New York State Electric & Gas Corp., 5.650%, 08/15/2028	188,840	0.1
132,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	129,537	0.0
136,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	128,990	0.0
253,000	NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	253,972	0.1
126,000	NextEra Energy Capital Holdings, Inc., 4.900%, 02/28/2028	127,056	0.0
788,000	NextEra Energy Capital Holdings, Inc., 5.050%, 03/15/2030	802,985	0.2
535,000 (2)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	481,439	0.1
795,000 (2)	NRG Energy, Inc., 3.375%, 02/15/2029	754,060	0.2
632,000	ONE Gas, Inc., 5.100%, 04/01/2029	645,098	0.2
434,596	PG&E Wildfire Recovery Funding LLC A-1, 3.594%, 06/01/2032	426,548	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
310,000	Pinnacle West Capital Corp., 5.150%, 05/15/2030	$314,869	0.1
244,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	249,460	0.1
220,000	Sempra Energy, 5.400%, 08/01/2026	220,368	0.1
1,252,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	1,250,497	0.3
238,000	Southern Co., 5.500%, 03/15/2029	245,267	0.1
283,000	Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	282,463	0.1
375,000	Southern Power Co. A, 4.250%, 10/01/2030	370,314	0.1
570,000 (2)	Vistra Operations Co. LLC, 5.050%, 12/30/2026	572,022	0.2
204,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	192,703	0.1
71,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	71,785	0.0
		14,665,177	4.0

	Total Corporate Bonds/ Notes
	(Cost $176,775,086)	177,212,571	47.6

ASSET-BACKED SECURITIES: 18.3%
	Automobile Asset-Backed Securities: 5.8%
1,450,000 (2)	American Heritage Auto Receivables Trust 2024-1A A3, 4.900%, 09/17/2029	1,458,003	0.4
83,957	Americredit Automobile Receivables Trust 2023-1 A3, 5.620%, 11/18/2027	84,063	0.0
2,850,000	BMW Vehicle Lease Trust 2024-1 A4, 5.000%, 06/25/2027	2,858,885	0.8
889,914 (2)	Chase Auto Owner Trust 2023-AA A3, 5.680%, 01/25/2029	897,693	0.3
700,000 (2)	Corporate One Auto Receivables Trust 2026-1A A3, 4.150%, 03/15/2030	697,130	0.2
507,100	Drive Auto Receivables Trust 2024-2 A3, 4.500%, 09/15/2028	507,360	0.1
629,104	Exeter Automobile Receivables Trust 2025-4A A2, 4.530%, 03/15/2028	629,591	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
1,000,000	Exeter Automobile Receivables Trust 2025-4A A3, 4.390%, 09/17/2029	$1,001,643	0.3
1,187,703	Exeter Automobile Receivables Trust 2025-5A A2, 4.380%, 06/15/2028	1,188,383	0.3
1,250,000 (2)	First Investors Auto Owner Trust 2025-1A A2, 4.310%, 12/15/2028	1,251,334	0.3
1,700,000 (2)	GLS Auto Receivables Issuer Trust 2025-1A A3, 4.770%, 09/15/2028	1,703,189	0.5
400,000	GM Financial Consumer Automobile Receivables Trust 2022-4 B, 5.500%, 08/16/2028	402,179	0.1
1,750,000	GM Financial Consumer Automobile Receivables Trust 2023-3 A4, 5.340%, 12/18/2028	1,771,474	0.5
1,050,437 (2)	PenFed Auto Receivables Owner Trust 2024-A A3, 4.700%, 06/15/2029	1,053,571	0.3
1,250,000 (2)	Porsche Financial Auto Securitization Trust 2023-1A A4, 4.720%, 06/23/2031	1,255,088	0.3
1,100,000 (2)	Porsche Innovative Lease Owner Trust 2024-1A A4, 4.660%, 02/20/2030	1,104,815	0.3
768,902	Santander Drive Auto Receivables Trust 2024-4 A3, 4.850%, 01/16/2029	770,343	0.2
843,268 (2)	SCCU Auto Receivables Trust 2024-1A A3, 5.110%, 06/15/2029	847,322	0.2
1,063,267 (2)	Tesla Auto Lease Trust 2024-B A3, 4.820%, 10/20/2027	1,065,365	0.3
750,000 (2)	Westlake Automobile Receivables Trust 2026-1A A2A, 4.020%, 09/15/2028	749,262	0.2
		21,296,693	5.8

	Other Asset-Backed Securities: 11.0%
610,352 (2)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 5.137%, (TSFR1M + 1.464%), 11/15/2036	610,698	0.2
1,500,000 (2)(3)	ARES LX CLO Ltd. 2021-60A AR2, 4.628%, (TSFR3M + 0.960%), 07/18/2034	1,496,778	0.4
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
55,484 (2)(3)	Bain Capital Credit CLO 2018-2A A1R, 4.748%, (TSFR3M + 1.080%), 07/19/2031	$55,494	0.0
1,370,000 (2)(3)	Bain Capital Credit CLO Ltd. 2020-5A ARR, 4.818%, (TSFR3M + 1.150%), 04/20/2034	1,370,342	0.4
2,000,000 (2)(3)	Ballyrock CLO 20 Ltd. 2022-20A A1A3, 4.722%, (TSFR3M + 1.050%), 10/15/2036	1,997,020	0.5
1,500,000 (2)(3)	Ballyrock CLO 22 Ltd. 2024-22A A1A, 5.212%, (TSFR3M + 1.540%), 04/15/2037	1,500,683	0.4
1,000,000 (2)(3)	Benefit Street Partners CLO XXI Ltd. 2020- 21A A1R2, 4.912%, (TSFR3M + 1.240%), 01/15/2039	999,250	0.3
600,000 (2)(3)	Birch Grove CLO 10 Ltd. 2024-10A A, 5.059%, (TSFR3M + 1.390%), 01/22/2038	600,002	0.2
2,500,000 (2)(3)	BlueMountain CLO XXXII Ltd. 2021-32A AR, 4.772%, (TSFR3M + 1.100%), 10/15/2034	2,499,028	0.7
600,000 (2)(3)	Carlyle US CLO Ltd. 2017-3A A1R2, 5.070%, (TSFR3M + 1.400%), 10/21/2037	600,517	0.2
1,650,000 (2)(3)	CBAM Ltd. 2017-1A AR2, 5.058%, (TSFR3M + 1.390%), 01/20/2038	1,652,589	0.4
250,000 (2)(3)	CIFC Funding Ltd. 2019-6A A2R, 5.371%, (TSFR3M + 1.700%), 07/16/2037	249,005	0.1
1,800,000 (2)(3)	CIFC Funding Ltd. 2023-2A AR, 4.792%, (TSFR3M + 1.130%), 01/21/2037	1,796,569	0.5
1,066,504 (2)	DLLAA LLC 2023-1A A3, 5.640%, 02/22/2028	1,075,943	0.3
1,450,000 (2)(3)	Empower CLO Ltd. 2022-1A A1R, 5.058%, (TSFR3M + 1.390%), 10/20/2037	1,450,039	0.4
1,950,000 (2)(3)	Empower CLO Ltd. 2025-1A A, 4.978%, (TSFR3M + 1.310%), 07/20/2038	1,948,009	0.5
2,000,000 (2)(3)	Galaxy XXII CLO Ltd. 2016-22A AR4, 4.683%, (TSFR3M + 1.020%), 04/16/2034	1,997,520	0.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,500,000 (2)	GreatAmerica Leasing Receivables Funding LLC 2025-2 A2, 4.220%, 05/15/2028	$1,503,484	0.4
900,000 (2)(3)	ICG US CLO Ltd. 2014-1A A1A3, 4.673%, (TSFR3M + 1.000%), 10/20/2034	900,261	0.2
1,500,000 (2)(3)	Invesco US CLO Ltd. 2023-1A AR2, 4.781%, (TSFR3M + 1.110%), 04/22/2037	1,492,629	0.4
1,000,000	John Deere Owner Trust 2025 2025-A A4, 4.420%, 02/17/2032	1,006,354	0.3
700,000 (2)	Kubota Credit Owner Trust 2025-2A A4, 4.570%, 11/15/2030	706,444	0.2
800,000 (2)(3)	LCM 39 Ltd./Jersey 39A A1R2, 4.703%, (TSFR3M + 1.040%), 10/15/2034	796,947	0.2
1,500,000 (2)(3)	Magnetite XXXI Ltd. 2021-31A A1R, 4.672%, (TSFR3M + 1.000%), 07/15/2034	1,496,250	0.4
550,000 (2)(3)	Neuberger Berman Loan Advisers Clo 51 Ltd. 2022-51A AR2, 4.668%, (TSFR3M + 1.000%), 10/23/2036	550,118	0.1
1,200,000 (2)(3)	Oaktree CLO Ltd. 2022-2A A1R2, 5.042%, (TSFR3M + 1.370%), 10/15/2037	1,196,818	0.3
452,441 (2)(3)	OZLM XV Ltd. 2016-15A A1R3, 4.718%, (TSFR3M + 1.050%), 04/20/2033	452,708	0.1
1,850,000 (2)(3)	Palmer Square CLO Ltd. 2018-1A A1R, 5.188%, (TSFR3M + 1.520%), 04/18/2037	1,850,120	0.5
950,000 (2)	PFS Financing Corp. 2023-C A, 5.520%, 10/15/2028	956,941	0.3
750,000 (2)(3)	Rad CLO 6 Ltd. 2019-6A A1R, 5.058%, (TSFR3M + 1.390%), 10/20/2037	750,586	0.2
2,100,000 (2)	SoFi Consumer Loan Program Trust 2025-1 B, 5.120%, 02/27/2034	2,119,868	0.6
357,103 (2)(3)	Sound Point CLO XXV Ltd. 2019-4A A1R, 4.948%, (TSFR3M + 1.280%), 04/25/2033	357,043	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
75,622 (2)(3)	TCI-Symphony CLO Ltd. 2017-1A AR, 4.864%, (TSFR3M + 1.192%), 07/15/2030	$75,651	0.0
511,052 (2)(3)	Venture 37 CLO Ltd. 2019-37A A1RR, 4.922%, (TSFR3M + 1.250%), 07/15/2032	511,289	0.1
500,000 (2)	Volvo Financial Equipment LLC Series 2024-1A A3, 4.290%, 10/16/2028	500,853	0.1
500,000 (2)	Volvo Financial Equipment LLC Series 2024-1A A4, 4.290%, 07/15/2031	501,023	0.1
1,050,000 (2)	Volvo Financial Equipment LLC Series 2025-1A A3, 4.460%, 05/15/2029	1,055,099	0.3
300,000 (2)(3)	Wellman Park CLO Ltd. 2021-1A AR, 5.022%, (TSFR3M + 1.350%), 07/15/2037	300,150	0.1
		40,980,122	11.0

	Student Loan Asset-Backed Securities: 1.5%
81,676 (2)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	79,035	0.0
26,822 (2)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	25,166	0.0
53,229 (2)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	48,771	0.0
913,352 (2)	Navient Private Education Refi Loan Trust 2021-EA A, 0.970%, 12/16/2069	818,173	0.2
225,519 (2)	Navient Private Education Refi Loan Trust 2021-FA A, 1.110%, 02/18/2070	201,299	0.1
1,910,870 (2)	Navient Private Education Refi Loan Trust 2023-A A, 5.510%, 10/15/2071	1,934,945	0.5
1,425,988 (2)	SMB Private Education Loan Trust 2025-A A1A, 5.130%, 04/15/2054	1,437,581	0.4
253,669 (2)	SoFi Professional Loan Program Trust 2021-B AFX, 1.140%, 02/15/2047	227,768	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
954,015 (2)	Sofi Proffesional Loan Program Trust 2021-A AFX, 1.030%, 08/17/2043	$849,650	0.2
		5,622,388	1.5

	Total Asset-Backed Securities (Cost $67,880,727)	67,899,203	18.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 14.0%
750,000 (2)(3)	Arbor Realty Commercial Real Estate Notes LLC 2026-FL1 B, 5.670%, (TSFR1M + 2.000%), 09/20/2043	750,703	0.2
1,500,000 (2)(3)	ARDN Mortgage Trust 2025-ARCP A, 5.423%, (TSFR1M + 1.750%), 06/15/2035	1,496,495	0.4
444,890 (2)(3)	AREIT LLC 2023-CRE8 A, 5.790%, (TSFR1M + 2.112%), 08/17/2041	445,449	0.1
1,000,000 (2)(3)	AREIT Ltd. 2025-CRE10 A, 5.066%, (TSFR1M + 1.388%), 12/17/2029	999,967	0.3
1,000,000 (2)(3)	ARES1 2024-IND2 A, 5.116%, (TSFR1M + 1.443%), 10/15/2034	1,001,161	0.3
500,000 (2)	ARZ Trust 2024-BILT A, 5.772%, 06/11/2039	506,426	0.1
1,625,000 (2)(3)	BAHA Trust 2024-MAR A, 5.574%, 12/10/2041	1,660,292	0.4
2,289,000 (2)(3)	BAR Issuer LLC 2026-FL1 A, 5.300%, (TSFR1M + 1.600%), 08/20/2043	2,289,523	0.6
1,000,000 (2)(3)	BAY Mortgage Trust 2025-LIVN A, 5.473%, (TSFR1M + 1.800%), 05/15/2035	996,456	0.3
1,250,000 (3)	BMO Mortgage Trust 2024-5C6 B, 6.086%, 09/15/2057	1,270,795	0.3
1,000,000 (2)(3)	BSPRT Issuer LLC 2025-FL12 A, 5.064%, (TSFR1M + 1.386%), 01/17/2043	999,715	0.3
747,052 (2)(3)	BX Commercial Mortgage Trust 2021-ACNT B, 5.037%, (TSFR1M + 1.364%), 11/15/2038	746,753	0.2
1,000,000 (2)(3)	BX Commercial Mortgage Trust 2026-ALOHA A, 5.050%, (TSFR1M + 1.350%), 04/15/2043	1,001,250	0.3
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (2)(3)	BX Trust 2021-LGCY A, 4.293%, (TSFR1M + 0.620%), 10/15/2036	$999,173	0.3
845,329 (2)(3)	BX Trust 2021-RISE B, 5.037%, (TSFR1M + 1.364%), 11/15/2036	845,260	0.2
778,260 (2)(3)	BX Trust 2025-LUNR B, 5.523%, (TSFR1M + 1.850%), 06/15/2040	779,123	0.2
1,000,000 (2)(3)	BX Trust 2025-OMG A, 5.023%, (TSFR1M + 1.350%), 10/15/2042	998,917	0.3
500,000 (2)(3)	BX Trust 2025-VOLT B, 5.773%, (TSFR1M + 2.100%), 12/15/2044	497,393	0.1
1,000,000 (2)(3)	BX Trust 2026-RISE A, 4.970%, (TSFR1M + 1.300%), 04/15/2041	1,001,250	0.3
1,000,000 (2)(3)	CIP Commercial Mortgage Trust 2025-SBAY A, 5.073%, (TSFR1M + 1.400%), 10/15/2037	1,000,800	0.3
500,000 (2)(3)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	502,186	0.1
500,000 (2)(3)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	508,641	0.1
1,000,000 (2)(3)	CSTL Commercial Mortgage Trust 2024-GATE B, 5.052%, 11/10/2041	999,583	0.3
1,375,000 (2)	DC Commercial Mortgage Trust 2023-DC A, 6.314%, 09/12/2040	1,402,739	0.4
1,500,000 (2)	ELM Trust 2024-ELM B15, 5.596%, 06/10/2039	1,504,282	0.4
1,000,000 (2)(3)	Extended Stay America Trust 2025-ESH B, 5.273%, (TSFR1M + 1.600%), 10/15/2042	1,002,826	0.3
495,340 (2)(3)	Extended Stay America Trust 2026-ESH2 C, 5.273%, (TSFR1M + 1.600%), 02/15/2043	496,941	0.1
1,100,000 (2)(3)	FS Rialto Issuer LLC 2025-FL10 A, 5.062%, (TSFR1M + 1.385%), 08/19/2042	1,100,028	0.3
1,500,000 (2)(3)	FS Rialto Issuer LLC 2026-FL11 A, 5.115%, (TSFR1M + 1.450%), 01/19/2044	1,501,520	0.4
1,000,000 (2)(3)	FS Trust 2026-HULA B, 5.328%, (TSFR1M + 1.650%), 03/15/2041	999,951	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
42,548	Ginnie Mae 2017-100 AB, 2.300%, 04/16/2052	$41,139	0.0
18,086	Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	17,849	0.0
1,000,000 (2)(3)	GSAT Trust 2025-BMF A, 5.173%, (TSFR1M + 1.500%), 07/15/2040	1,000,475	0.3
1,000,000 (2)	ICNQ Mortgage Trust 2024-MF A, 5.778%, 12/10/2034	1,026,786	0.3
1,334,000 (2)(3)	INTOWN Mortgage Trust 2025-STAY C, 5.923%, (TSFR1M + 2.250%), 03/15/2042	1,334,148	0.3
1,000,000 (2)(3)	IP Mortgage Trust 2025-IP A, 5.250%, 06/10/2042	1,008,947	0.3
1,734,370	JPMCC Commercial Mortgage Securities Trust 2019-COR4 AS, 4.290%, 03/10/2052	1,651,935	0.4
934,375 (2)(3)	KRE Commercial Mortgage Trust 2025-AIP4 A, 4.973%, (TSFR1M + 1.300%), 03/15/2042	932,036	0.2
1,500,000 (2)(3)	LoanCore 2025 Issuer LLC 2025-CRE8 A, 5.063%, (TSFR1M + 1.385%), 08/17/2042	1,500,100	0.4
1,000,000 (2)(3)	LoanCore Issuer LLC 2025-CRE9 A, 5.130%, (TSFR1M + 1.450%), 08/18/2042	1,000,937	0.3
1,000,000 (2)(3)	MF1 LLC 2025-FL17 A, 5.000%, (TSFR1M + 1.320%), 02/18/2040	1,000,664	0.3
1,750,000 (2)(3)	NXPT Commercial Mortgage Trust 2024-STOR A, 4.312%, 11/05/2041	1,722,249	0.4
1,000,000 (2)(3)	PCY Trust 2026-FCMT A, 5.153%, 04/05/2041	1,005,927	0.3
1,000,000 (2)(3)	PRM Trust 2025-PRM6 A, 4.480%, 07/05/2033	992,769	0.3
1,500,000 (2)(3)	PRM5 Trust 2025-PRM5 A, 4.173%, 03/10/2033	1,491,477	0.4
1,000,000 (2)(3)	SMRT 2022-MINI F, 7.023%, (TSFR1M + 3.350%), 01/15/2039	976,177	0.2
1,583,931 (2)	THPT Mortgage Trust 2023-THL A, 6.996%, 12/10/2034	1,595,748	0.4
1,557,000	UBS Commercial Mortgage Trust 2019-C16 AS, 3.887%, 04/15/2052	1,475,672	0.4
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (2)(3)	WCORE Commercial Mortgage Trust 2024-CORE B, 5.514%, (TSFR1M + 1.842%), 11/15/2041	$1,001,805	0.3
1,085,000	Wells Fargo Commercial Mortgage Trust 2016-LC25 A4, 3.640%, 12/15/2059	1,079,782	0.3

	Total Commercial Mortgage-Backed Securities (Cost $51,847,765)	52,162,220	14.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.3%
897,701 (2)(3)	Chase Home Lending Mortgage Trust Series 2025-12 A9B, 5.500%, 09/25/2056	891,116	0.2
431,070 (2)(3)	Fannie Mae Connecticut Avenue Securities 2021-R01 1M2, 5.212%, (SOFR30A + 1.550%), 10/25/2041	431,433	0.1
52,110	Fannie Mae Interest Strip 404 8, 3.000%, 05/25/2040	48,067	0.0
80,072	Fannie Mae REMIC Trust 2013-114 NA, 3.000%, 08/25/2032	79,517	0.0
353,567 (3)	Fannie Mae REMIC Trust 2013-34 PF, 4.126%, (SOFR30A + 0.464%), 08/25/2042	351,308	0.1
3,020,486 (3)	Fannie Mae REMIC Trust 2024-103 FH, 4.912%, (SOFR30A + 1.250%), 01/25/2055	3,037,993	0.8
658,903 (3)	Fannie Mae REMIC Trust 2024-86 FA, 5.112%, (SOFR30A + 1.450%), 12/25/2054	665,514	0.2
560,225 (3)	Fannie Mae REMIC Trust 2024-88 DF, 4.912%, (SOFR30A + 1.250%), 12/25/2054	563,657	0.2
2,656,274 (3)	Fannie Mae REMIC Trust 2024-88 FD, 4.862%, (SOFR30A + 1.200%), 12/25/2054	2,678,885	0.7
36,495	Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/2028	37,138	0.0
525,905 (3)	Freddie Mac REMIC Trust 3049 XF, 4.137%, (SOFR30A + 0.464%), 05/15/2033	522,757	0.1
2,607,757 (3)	Freddie Mac REMIC Trust 3114 PF, 4.187%, (SOFR30A + 0.514%), 02/15/2036	2,590,403	0.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,706,303 (3)	Freddie Mac REMIC Trust 3136 FA, 4.337%, (SOFR30A + 0.664%), 04/15/2036	$3,697,694	1.0
754,907 (3)	Freddie Mac REMIC Trust 3153 UF, 4.217%, (SOFR30A + 0.544%), 05/15/2036	750,887	0.2
296,064 (3)	Freddie Mac REMIC Trust 3255 FA, 4.067%, (SOFR30A + 0.394%), 12/15/2036	292,556	0.1
17,079 (3)	Freddie Mac REMIC Trust 3747 FA, 4.287%, (SOFR30A + 0.614%), 10/15/2040	16,980	0.0
342,108 (3)	Freddie Mac REMIC Trust 4879 DF, 4.187%, (SOFR30A + 0.514%), 08/15/2034	340,069	0.1
2,808,860 (3)	Freddie Mac REMIC Trust 5472 FE, 5.012%, (SOFR30A + 1.350%), 11/25/2054	2,831,172	0.8
1,175,034 (3)	Freddie Mac REMIC Trust 5481 FA, 5.062%, (SOFR30A + 1.400%), 12/25/2054	1,184,566	0.3
1,439,169 (3)	Freddie Mac REMIC Trust 5483 FD, 4.962%, (SOFR30A + 1.300%), 12/25/2054	1,448,701	0.4
815,531 (3)	Freddie Mac REMIC Trust 5499 FX, 5.062%, (SOFR30A + 1.400%), 02/25/2055	822,338	0.2
762,096 (3)	Freddie Mac REMIC Trust 5502 BF, 5.312%, (SOFR30A + 1.650%), 02/25/2055	772,954	0.2
1,889,318 (3)	Freddie Mac REMIC Trust 5507 FG, 5.062%, (SOFR30A + 1.400%), 02/25/2055	1,906,706	0.5
3,336,065 (3)	Freddie Mac REMIC Trust 5583 FA, 4.912%, (SOFR30A + 1.250%), 10/25/2055	3,356,932	0.9
1,252,222 (3)	Freddie Mac REMIC Trust 5609 F, 4.712%, (SOFR30A + 1.050%), 12/25/2055	1,250,852	0.3
2,827,794 (3)	Freddie Mac Strips 406 F43, 4.462%, (SOFR30A + 0.800%), 10/25/2053	2,832,505	0.8
2,384,251 (3)	Freddie Mac Strips 406 F44, 4.662%, (SOFR30A + 1.000%), 10/25/2053	2,402,222	0.6
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
366,738 (3)	Ginnie Mae 2010-H11 FA, 4.787%, (TSFR1M + 1.114%), 06/20/2060	$369,295	0.1
44,031 (3)	Ginnie Mae 2011-H03 FA, 4.283%, (TSFR1M + 0.614%), 01/20/2061	44,040	0.0
11,945 (3)	Ginnie Mae 2011-H05 FA, 4.283%, (TSFR1M + 0.614%), 12/20/2060	11,947	0.0
124,182 (3)	Ginnie Mae 2011-H05 FB, 4.283%, (TSFR1M + 0.614%), 12/20/2060	124,215	0.0
167,456 (3)	Ginnie Mae 2011-H06 FA, 4.233%, (TSFR1M + 0.564%), 02/20/2061	167,382	0.0
144,530 (3)	Ginnie Mae 2011-H07 FA, 4.283%, (TSFR1M + 0.614%), 02/20/2061	144,563	0.0
17,126 (3)	Ginnie Mae 2011-H08 FD, 4.283%, (TSFR1M + 0.614%), 02/20/2061	17,130	0.0
141,249 (3)	Ginnie Mae 2011-H08 FG, 4.263%, (TSFR1M + 0.594%), 03/20/2061	141,234	0.0
99,368 (3)	Ginnie Mae 2011-H09 AF, 4.283%, (TSFR1M + 0.614%), 03/20/2061	99,388	0.0
57,340 (3)	Ginnie Mae 2012-H18 NA, 4.303%, (TSFR1M + 0.634%), 08/20/2062	57,363	0.0
141,239 (3)	Ginnie Mae 2012-H23 WA, 4.303%, (TSFR1M + 0.634%), 10/20/2062	141,318	0.0
182,614	Ginnie Mae 2014-3 EP, 2.750%, 02/16/2043	176,078	0.1
122,751 (3)	Ginnie Mae 2014-53 JM, 6.934%, 04/20/2039	129,484	0.0
744,739 (3)	Ginnie Mae 2015-H32 FH, 4.443%, (TSFR1M + 0.774%), 12/20/2065	746,555	0.2
665,960 (3)	Ginnie Mae 2016-H16 FE, 5.161%, (TSFR12M + 1.095%), 06/20/2066	672,384	0.2
310,760 (3)	Ginnie Mae 2017-H06 FE, 4.333%, (TSFR1M + 0.664%), 02/20/2067	311,022	0.1
211,052 (3)	Ginnie Mae 2017-H07 FG, 4.243%, (TSFR1M + 0.574%), 02/20/2067	210,971	0.1
818,100	Ginnie Mae 2023-86 DA, 5.500%, 08/20/2050	820,942	0.2
443,005 (3)	Ginnie Mae 2024-64 UF, 4.923%, (SOFR30A + 1.250%), 04/20/2054	445,340	0.1
325,555 (3)	Ginnie Mae 2025-89 FB, 5.123%, (SOFR30A + 1.450%), 05/20/2055	328,735	0.1
651,110 (3)	Ginnie Mae 2025-89 FG, 5.073%, (SOFR30A + 1.400%), 05/20/2055	656,828	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
944,855 (3)	Ginnie Mae 2025-9 FE, 4.923%, (SOFR30A + 1.250%), 01/20/2055	$950,490	0.3
831,974 (2)(3)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	688,518	0.2
983,654 (2)(3)	OBX Trust 2026-J1 AF, 5.012%, (SOFR30A + 1.350%), 02/25/2056	984,173	0.3
517,839 (2)(3)	PMT Loan Trust 2025-INV8 A2, 5.500%, 07/25/2056	518,146	0.1
992,016 (2)(3)	PMT Loan Trust 2026-J2 A19, 5.500%, 03/25/2057	983,498	0.3
1,009,222	Seasoned Credit Risk Transfer Trust Series 2018-2 MA, 3.500%, 11/25/2057	988,131	0.3
991,005 (2)(3)	Sequoia Mortgage Trust 2026-3 A19, 5.000%, 03/25/2056	968,823	0.3
974,683 (2)(3)	Sequoia Mortgage Trust 2026-INV1 A2, 4.500%, 01/25/2056	936,378	0.3
994,321 (2)(3)	SG Residential Mortgage Trust 2026-1 A1, 4.782%, 01/25/2066	985,667	0.3

	Total Collateralized Mortgage Obligations (Cost $49,364,235)	49,624,960	13.3

U.S. TREASURY OBLIGATIONS: 2.9%
	United States Treasury Notes: 2.9%
942,200	3.500%, 03/15/2029	933,919	0.3
7,558,800	3.875%, 03/31/2028	7,570,315	2.0
265,000	3.875%, 03/31/2031	264,161	0.1
21,500	4.125%, 02/15/2036	21,166	0.0
1,767,100	4.250%, 03/31/2033	1,779,387	0.5
		10,568,948	2.9

	Total U.S. Treasury Obligations (Cost $10,547,327)	10,568,948	2.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
	Federal Home Loan Mortgage Corporation: 0.1%(4)
9,268	5.500%, 01/01/2037	9,490	0.0
4,725	5.500%, 10/01/2038	4,825	0.0
77,923	5.500%, 11/01/2038	80,361	0.1
74,269	5.500%, 02/01/2039	75,975	0.0
		170,651	0.1
	Uniform Mortgage-Backed Securities: 0.0%
3	5.000%, 03/01/2027	3	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
58,070	5.000%, 05/01/2042	$58,716	0.0
		58,719	0.0

	Total U.S. Government Agency Obligations (Cost $236,651)	229,370	0.1

	Total Long-Term Investments (Cost $356,651,791)	357,697,272	96.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Commercial Paper: 4.1%
2,000,000	American Honda Finance Corp., 4.220%, 06/22/2026	1,980,992	0.5
2,000,000	Dominion Energy, Inc., 4.000%, 04/06/2026	1,998,684	0.6
4,000,000	Eaton Corp., 4.030%, 04/07/2026	3,996,912	1.1
1,500,000	Enterprise Products Operating LLC, 4.010%, 04/02/2026	1,499,670	0.4
3,800,000	The Sherwin-Williams Co., 3.900%, 04/20/2026	3,791,906	1.0
2,000,000	The Sherwin-Williams Co., 3.900%, 04/27/2026	1,994,242	0.5
	Total Commercial Paper (Cost $15,264,062)	15,262,406	4.1

	Repurchase Agreements: 1.2%
1,138,770 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/2026, 3.690%, due 04/01/2026 (Repurchase Amount $1,138,885, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.869%, Market Value plus accrued interest $1,161,545, due 11/30/27-10/20/75)	1,138,770	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,138,770 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 03/31/2026, 3.670%, due 04/01/2026 (Repurchase Amount $1,138,885, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,161,545, due 05/12/27-02/20/66)	$1,138,770	0.3
577,690 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 03/31/2026, 3.670%, due 04/01/2026 (Repurchase Amount $577,748, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.360%-6.500%, Market Value plus accrued interest $589,244, due 05/01/28-12/01/55)	577,690	0.2
292,561 (5)	National Bank Financial Inc., Repurchase Agreement dated 03/31/2026, 3.710%, due 04/01/2026 (Repurchase Amount $292,591, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $298,412, due 04/01/26)	292,561	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,138,770 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/2026, 3.660%, due 04/01/2026 (Repurchase Amount $1,138,884, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,161,546, due 05/05/26-01/15/66)	$1,138,770	0.3
	Total Repurchase Agreements (Cost $4,286,561)	4,286,561	1.2

	Time Deposits: 0.2%
110,000 (5)	Canadian Imperial Bank of Commerce, 3.630%, 04/01/2026	110,000	0.0
110,000 (5)	Cooperatieve Rabobank UA, 3.620%, 04/01/2026	110,000	0.0
110,000 (5)	Landesbank Hessen Thueringen Girozentrale, 3.640%, 04/01/2026	110,000	0.0
110,000 (5)	Mizuho Bank Ltd., 3.640%, 04/01/2026	110,000	0.1
110,000 (5)	Royal Bank of Canada, 3.700%, 04/01/2026	110,000	0.1
110,000 (5)	Societe Generale S.A., 3.620%, 04/01/2026	110,000	0.0
110,000 (5)	Toronto-Dominion Bank, 3.640%, 04/01/2026	110,000	0.0
	Total Time Deposits (Cost $770,000)	770,000	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
166,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.570% (Cost $166,000)	$166,000	0.0
	Total Short-Term Investments (Cost $20,486,623)	$20,484,967	5.5
	Total Investments in Securities (Cost $377,138,414)	$378,182,239	101.7
	Liabilities in Excess of Other Assets	(6,160,413)	(1.7)
	Net Assets	$372,021,826	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2026.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2026.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
TSFR12M	12-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$177,212,571	$—	$177,212,571
Asset-Backed Securities	—	67,899,203	—	67,899,203
Commercial Mortgage-Backed Securities	—	52,162,220	—	52,162,220
Collateralized Mortgage Obligations	—	49,624,960	—	49,624,960
U.S. Treasury Obligations	—	10,568,948	—	10,568,948
U.S. Government Agency Obligations	—	229,370	—	229,370
Short-Term Investments	166,000	20,318,967	—	20,484,967
Total Investments, at fair value	$166,000	$378,016,239	$—	$378,182,239
Other Financial Instruments+
Futures	356,830	—	—	356,830
Total Assets	$522,830	$378,016,239	$—	$378,539,069
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	$—	$(52,348)	$—	$(52,348)
Futures	(1,295,908)	—	—	(1,295,908)
Written Options	—	(66,915)	—	(66,915)
Total Liabilities	$(1,295,908)	$(119,263)	$—	$(1,415,171)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2026, the following futures contracts were outstanding for Voya Short Duration Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	1,122	06/30/26	$232,753,641	$(1,295,908)
			$232,753,641	$(1,295,908)
Short Contracts:
U.S. Treasury 5-Year Note	(230)	06/30/26	(24,881,328)	228,435
U.S. Treasury 10-Year Note	(35)	06/18/26	(3,886,641)	50,649
U.S. Treasury Long Bond	(24)	06/18/26	(2,733,000)	46,039
U.S. Treasury Ultra 10-Year Note	(22)	06/18/26	(2,497,344)	21,869
U.S. Treasury Ultra Long Bond	(3)	06/18/26	(349,687)	9,838
			$(34,348,000)	$356,830

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

At March 31, 2026, the following centrally cleared interest rate swaps were outstanding for Voya Short Duration Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.489%	Annual	02/02/27	USD	27,000,000	$(52,348)	$(52,348)
								$(52,348)	$(52,348)

At March 31, 2026, the following OTC written credit default swaptions were outstanding for Voya Short Duration Bond Fund:

Description	Counterparty	Reference Entity	Exercise Rate	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 5-Year Credit Default Swap	Citibank N.A.	CDX North American Investment Grade Index Series, 45, Version 1	60.00%	1.000%	Quarterly	05/20/26	USD	19,051,000	$35,435	$(47,405)
									$35,435	$(47,405)

At March 31, 2026, the following OTC written interest rate swaptions were outstanding for Voya Short Duration Bond Fund:

Description	Counterparty	Pay/Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 1-Year Interest Rate Swap(1)	BNP Paribas	Receive	4.100%	1-day USD-SOFR-OIS Compound	06/24/26	USD	38,100,000	$47,625	$(19,510)
								$47,625	$(19,510)

(1)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations:

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$356,830
Total Asset Derivatives		$356,830

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$1,295,908
Interest rate contracts	Variation margin payable on centrally cleared swaps*	52,348
Credit contracts	Written options, at fair value	47,405
Interest rate contracts	Written options, at fair value	19,510
Total Liability Derivatives		$1,415,171

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2026 (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Written options	Total
Credit contracts	$—	$(45,382)	$375,727	$330,345
Interest rate contracts	442,889	—	—	442,889
Total	$442,889	$(45,382)	$375,727	$773,234

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$(10,082)	$(10,082)
Interest rate contracts	(1,598,445)	(52,348)	28,116	(1,622,677)
Total	$(1,598,445)	$(52,348)	$18,034	$(1,632,759)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2026:

	BNP Paribas	Citibank N.A.	Total
Liabilities:
Written options	$19,510	$47,405	$66,915
Total Liabilities	$19,510	$47,405	$66,915
Net OTC derivative instruments by counterparty, at fair value	$(19,510)	$(47,405)	$(66,915)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$–
Net Exposure(1)	$(19,510)	$(47,405)	$(66,915)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At March 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $376,146,658.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,866,534
Gross Unrealized Depreciation	(889,294)
Net Unrealized Appreciation	$977,240

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration High Income Fund	as of March 31, 2026

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 90.1%
	Basic Materials: 0.8%
550,000 (1)	Alumina Pty Ltd., 6.125%, 03/15/2030	$561,622	0.3
1,000,000 (1)	Novelis, Inc., 6.875%, 01/30/2030	1,009,451	0.5
		1,571,073	0.8

	Communications: 7.2%
1,500,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,488,593	0.8
308,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	307,855	0.1
1,500,000 (1)	Directv Financing LLC, 8.875%, 02/01/2030	1,498,538	0.8
1,000,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 10.000%, 02/15/2031	1,021,619	0.5
2,250,000 (1)	Gen Digital, Inc., 6.750%, 09/30/2027	2,254,122	1.1
1,000,000 (1)	ION Platform Finance US, Inc. / ION Platform Finance Sarl, 5.750%, 05/15/2028	951,220	0.5
3,250,000 (1)	ION Platform Finance US, Inc. / ION Platform Finance Sarl, 9.500%, 05/30/2029	3,062,893	1.6
2,000,000 (1)	SV RNO Property Owner 1 LLC, 5.875%, 03/01/2031	1,978,175	1.0
1,500,000 (1)	Univision Communications, Inc., 8.000%, 08/15/2028	1,523,328	0.8
		14,086,343	7.2

	Consumer, Cyclical: 23.0%
750,000 (1)	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 6.125%, 04/15/2031	741,238	0.4
1,000,000 (1)	eG Global Finance PLC, 12.000%, 11/30/2028	1,070,467	0.5
2,000,000	Ford Motor Credit Co. LLC, 5.875%, 11/07/2029	2,025,713	1.0
3,500,000 (1)	Gates Corp., 6.875%, 07/01/2029	3,595,511	1.8
3,950,000 (1)	Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/2029	3,933,284	2.0
1,500,000	Goodyear Tire & Rubber Co., 6.625%, 07/15/2030	1,468,049	0.8
1,500,000 (1)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	1,511,059	0.8
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
3,750,000 (1)	Hilton Domestic Operating Co., Inc., 5.875%, 04/01/2029	$3,788,569	1.9
3,000,000 (1)(2)	JetBlue Airways Corp. / JetBlue Loyalty L.P., 9.875%, 09/20/2031	2,839,255	1.5
1,000,000 (1)	Lithia Motors, Inc., 5.500%, 10/01/2030	980,460	0.5
2,000,000	MGM Resorts International, 5.500%, 04/15/2027	2,005,108	1.0
3,118,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	3,121,544	1.6
1,200,000 (1)	OneSky Flight LLC, 8.875%, 12/15/2029	1,239,570	0.6
2,000,000 (1)	RB Global Holdings, Inc., 6.750%, 03/15/2028	2,027,244	1.0
1,000,000 (1)	Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.250%, 10/15/2030	998,061	0.5
2,250,000 (1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 7.750%, 10/15/2029	1,955,556	1.0
1,000,000	United Airlines Holdings, Inc., 5.375%, 03/01/2031	980,567	0.5
2,500,000 (1)	Vail Resorts, Inc., 5.625%, 07/15/2030	2,480,469	1.3
3,833,000 (1)(2)	Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/2029	3,981,234	2.0
750,000 (1)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 7.875%, 05/01/2027	740,979	0.4
3,750,000 (1)(2)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/2028	3,666,702	1.9
		45,150,639	23.0

	Consumer, Non-cyclical: 15.9%
400,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.500%, 03/31/2031	395,969	0.2
4,412,000 (1)	Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/2030	4,512,492	2.3
500,000 (1)	Block, Inc., 5.625%, 08/15/2030	497,520	0.2
2,500,000 (1)	Brink's Co., 6.500%, 06/15/2029	2,540,402	1.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration High Income Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,250,000 (1)	Herc Holdings, Inc., 5.750%, 03/15/2031	$1,232,209	0.6
1,000,000 (1)	Herc Holdings, Inc., 7.000%, 06/15/2030	1,026,084	0.5
1,000,000 (1)	IQVIA, Inc., 5.000%, 10/15/2026	1,001,373	0.5
2,500,000 (1)	IQVIA, Inc., 5.000%, 05/15/2027	2,492,011	1.3
2,950,000 (1)	Mobius Merger Sub, Inc., 9.000%, 06/01/2030	2,082,780	1.1
1,500,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,511,628	0.8
2,000,000	Tenet Healthcare Corp., 6.750%, 05/15/2031	2,045,456	1.0
4,000,000 (1)	United Rentals North America, Inc., 6.000%, 12/15/2029	4,069,424	2.1
3,000,000 (1)	US Foods, Inc., 6.875%, 09/15/2028	3,069,918	1.6
2,500,000 (1)	Williams Scotsman, Inc., 6.625%, 06/15/2029	2,530,048	1.3
2,100,000 (1)	Williams Scotsman, Inc., 6.625%, 04/15/2030	2,134,837	1.1
		31,142,151	15.9

	Energy: 7.0%
700,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 01/15/2028	700,392	0.4
600,000 (1)	CITGO Petroleum Corp., 8.375%, 01/15/2029	619,962	0.3
2,000,000 (1)	CVR Energy, Inc., 7.500%, 02/15/2031	2,016,634	1.0
2,000,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	2,006,070	1.0
1,500,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	1,552,888	0.8
3,750,000	Global Partners L.P. / GLP Finance Corp., 6.875%, 01/15/2029	3,755,066	1.9
3,064,000 (1)	Sunoco L.P. / Sunoco Finance Corp., 7.000%, 09/15/2028	3,136,206	1.6
		13,787,218	7.0

	Financial: 18.4%
3,000,000 (1)	CrossCountry Intermediate HoldCo LLC, 6.500%, 10/01/2030	2,863,166	1.5
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,250,000 (1)	Freedom Mortgage Holdings LLC, 6.875%, 05/01/2031	$1,169,854	0.6
2,750,000 (1)	Freedom Mortgage Holdings LLC, 9.250%, 02/01/2029	2,789,311	1.4
1,500,000 (1)(2)	HAT Holdings I LLC / HAT Holdings II LLC, 3.750%, 09/15/2030	1,381,410	0.7
4,250,000 (1)	HUB International Ltd., 7.250%, 06/15/2030	4,356,161	2.2
250,000 (1)	Iron Mountain, Inc., 7.000%, 02/15/2029	254,970	0.1
3,400,000 (1)	LD Holdings Group LLC, 8.750%, 11/01/2027	3,203,291	1.6
500,000 (1)	PennyMac Financial Services, Inc., 7.125%, 11/15/2030	497,262	0.3
4,500,000 (1)	Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/2029	4,624,142	2.4
1,250,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	1,277,013	0.6
2,250,000 (1)	Rocket Cos., Inc., 6.125%, 08/01/2030	2,272,156	1.2
1,000,000 (1)	Rocket Cos., Inc., 6.500%, 08/01/2029	1,012,505	0.5
1,500,000	SLM Corp., 6.500%, 01/31/2030	1,473,537	0.8
2,500,000 (1)	Stonebriar ABF Issuer LLC, 8.125%, 12/15/2030	2,585,768	1.3
1,000,000 (1)	TrueNoord Capital DAC, 8.750%, 03/01/2030	1,021,796	0.5
1,000,000 (1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	985,160	0.5
1,500,000 (1)	UWM Holdings LLC, 6.625%, 02/01/2030	1,416,100	0.7
3,000,000 (1)	XHR L.P., 6.625%, 05/15/2030	3,032,565	1.5
		36,216,167	18.4

	Industrial: 9.9%
3,500,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	3,564,740	1.8
1,900,000 (1)	Axon Enterprise, Inc., 6.125%, 03/15/2030	1,936,187	1.0
500,000 (1)	Esab Corp., 5.625%, 04/01/2031	504,755	0.2
4,064,000 (1)	Esab Corp., 6.250%, 04/15/2029	4,129,630	2.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration High Income Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,750,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	$1,750,869	0.9
4,100,000 (1)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	4,153,938	2.1
1,000,000 (1)	WESCO Distribution, Inc., 5.250%, 04/15/2031	996,531	0.5
2,500,000 (1)	WESCO Distribution, Inc., 7.250%, 06/15/2028	2,515,371	1.3
		19,552,021	9.9

	Technology: 1.1%
2,200,000 (1)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	2,181,224	1.1

	Utilities: 6.8%
3,700,000 (1)	AmeriGas Partners L.P. / AmeriGas Finance Corp., 9.375%, 06/01/2028	3,800,755	1.9
500,000 (1)	AmeriGas Partners L.P. / AmeriGas Finance Corp., 9.500%, 06/01/2030	531,724	0.3
4,250,000 (1)	ContourGlobal Power Holdings SA, 6.750%, 02/28/2030	4,303,082	2.2
4,750,000	NRG Energy, Inc., 5.750%, 01/15/2028	4,761,418	2.4
		13,396,979	6.8
	Total Corporate Bonds/ Notes (Cost $178,635,931)	177,083,815	90.1

BANK LOANS: 4.6%
	Communications: 2.1%
765,934	Directv Financing LLC, Term Loan, 9.167%, (TSFR3M+5.500%), 02/17/2031	767,729	0.4
3,959,698 (3)	Summer (BC), Tranche B, 02/21/2029	3,385,542	1.7
		4,153,271	2.1

	Financial: 1.0%
1,962,617	Asurion LLC, 2021 Second Lien Term Loan B4, 9.032%, (TSFR1M+5.250%), 01/20/2029	1,951,332	1.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial: 1.5%
2,947,519	Quikrete Holdings Inc., 2025 Term Loan B, 5.918%, (TSFR1M+2.250%), 02/10/2032	$2,944,857	1.5
	Total Bank Loans (Cost $9,504,228)	9,049,460	4.6

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.0%
	Business Equipment & Services: 0.0%
30,272 (4)	Yak Access LLC Series A	303	0.0
5,388 (4)	Yak Access LLC Series B	54	0.0
		357	0.0

	Consumer Discretionary: 0.0%
42,856 (4)	Anchor Hocking Holdings	428	0.0
188 (4)	Travelport Tech Ltd.	—	—
		428	0.0
	Total Common Stock (Cost $771,736)	785	0.0

	Total Long-Term Investments (Cost $188,911,895)	186,134,060	94.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.7%
	Repurchase Agreements: 3.4%
1,655,532 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/2026, 3.690%, due 04/01/2026 (Repurchase Amount $1,655,699, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.869%, Market Value plus accrued interest $1,688,643, due 11/30/27-10/20/75)	1,655,532	0.9

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration High Income Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
73,894 (5)	Citigroup Global Markets Inc., Repurchase Agreement dated 03/31/2026, 3.660%, due 04/01/2026 (Repurchase Amount $73,901, collateralized by various U.S. Government Securities, 4.250%, Market Value plus accrued interest $75,372, due 05/15/35)	$73,894	0.0
1,926,234 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 03/31/2026, 3.670%, due 04/01/2026 (Repurchase Amount $1,926,428, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,964,759, due 05/12/27-02/20/66)	1,926,234	1.0
22,757 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 03/31/2026, 3.660%, due 04/01/2026 (Repurchase Amount $22,759, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $23,212, due 05/07/26-05/15/55)	22,757	0.0
1,050,126 (5)	Jefferies LLC, Repurchase Agreement dated 03/31/2026, 3.680%, due 04/01/2026 (Repurchase Amount $1,050,232, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $1,071,129, due 06/25/26-02/15/43)	1,050,126	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,926,234 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/2026, 3.660%, due 04/01/2026 (Repurchase Amount $1,926,427, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,964,759, due 05/05/26-01/15/66)	$1,926,234	1.0
	Total Repurchase Agreements (Cost $6,654,777)	6,654,777	3.4

	Time Deposits: 0.8%
190,000 (5)	Canadian Imperial Bank of Commerce, 3.630%, 04/01/2026	190,000	0.1
190,000 (5)	Cooperatieve Rabobank UA, 3.620%, 04/01/2026	190,000	0.1
140,000 (5)	DZ Bank AG, 3.610%, 04/01/2026	140,000	0.1
190,000 (5)	Landesbank Hessen Thueringen Girozentrale, 3.640%, 04/01/2026	190,000	0.1
200,000 (5)	Mizuho Bank Ltd., 3.640%, 04/01/2026	200,000	0.1
200,000 (5)	Royal Bank of Canada, 3.700%, 04/01/2026	200,000	0.1
190,000 (5)	Societe Generale S.A., 3.620%, 04/01/2026	190,000	0.1
200,000 (5)	Toronto-Dominion Bank, 3.640%, 04/01/2026	200,000	0.1
	Total Time Deposits (Cost $1,500,000)	1,500,000	0.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration High Income Fund	as of March 31, 2026 (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.5%
6,895,178 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.550% (Cost $6,895,178)	$6,895,178	3.5
	Total Short-Term Investments (Cost $15,049,955)	$15,049,955	7.7
	Total Investments in Securities (Cost $203,961,850)	$201,184,015	102.4
	Liabilities in Excess of Other Assets	(4,800,928)	(2.4)
	Net Assets	$196,383,087	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2026.

Reference Rate Abbreviations:

TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration High Income Fund	as of March 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Business Equipment & Services	$—	$—	$357	$357
Consumer Discretionary	—	—	428	428
Total Common Stock	—	—	785	785
Corporate Bonds/Notes	—	177,083,815	—	177,083,815
Bank Loans	—	9,049,460	—	9,049,460
Short-Term Investments	6,895,178	8,154,777	—	15,049,955
Total Investments, at fair value	$6,895,178	$194,288,052	$785	$201,184,015

At March 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $204,234,180.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$746,628
Gross Unrealized Depreciation	(3,796,793)
Net Unrealized Depreciation	$(3,050,165)

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.4%
	Basic Materials: 1.9%
1,500,000	AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030	$1,435,305	0.1
405,000 (1)	Axalta Coating Systems Dutch Holding B BV, 7.250%, 02/15/2031	424,022	0.0
150,000 (1)	Axalta Coating Systems LLC, 3.375%, 02/15/2029	142,035	0.0
2,505,000 (1)	Capstone Copper Corp., 6.750%, 03/31/2033	2,490,832	0.1
1,120,000 (2)	Celanese US Holdings LLC, 6.750%, 04/15/2033	1,149,784	0.1
3,075,000 (2)	Celanese US Holdings LLC, 6.850%, 11/15/2028	3,199,646	0.2
2,622,000 (1)	Chemours Co., 5.750%, 11/15/2028	2,598,178	0.1
2,340,000 (1)	Chemours Co., 7.875%, 03/15/2034	2,341,636	0.1
770,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	735,390	0.0
3,075,000 (1)	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029	3,076,801	0.2
725,000 (1)	Cleveland-Cliffs, Inc., 7.625%, 01/15/2034	708,990	0.0
325,000 (1)	Commercial Metals Co., 5.750%, 11/15/2033	321,887	0.0
415,000 (1)	Commercial Metals Co., 6.000%, 12/15/2035	409,553	0.0
590,000 (1)	Constellium SE, 5.625%, 06/15/2028	587,445	0.0
1,075,000 (1)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	1,103,348	0.1
3,175,000 (1)	Corp Nacional del Cobre de Chile, 6.330%, 01/13/2035	3,310,350	0.2
625,000 (1)	Corp Nacional del Cobre de Chile, 6.440%, 01/26/2036	659,719	0.0
1,328,000 (1)	Corp Nacional del Cobre de Chile, 6.780%, 01/13/2055	1,392,036	0.1
1,704,000	Ecolab, Inc., 4.300%, 06/15/2028	1,708,488	0.1
1,025,000 (1)(3)	GC Treasury Center Co. Ltd., 7.125%, 12/31/2199	997,300	0.0
1,750,000 (1)(3)	Inversiones CMPC SA, 6.700%, 12/09/2057	1,713,250	0.1
1,025,000 (1)	New Gold, Inc., 6.875%, 04/01/2032	1,060,186	0.1
405,000 (1)	Novelis Corp., 3.875%, 08/15/2031	361,126	0.0
170,000 (1)	Novelis Corp., 4.750%, 01/30/2030	160,756	0.0
700,000 (1)	OCP SA, 6.700%, 03/01/2036	722,750	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
975,000 (1)	OCP SA, 6.750%, 05/02/2034	$1,018,246	0.1
315,000 (2)	Olin Corp., 5.000%, 02/01/2030	301,950	0.0
2,250,000 (1)	Sasol Financing USA LLC, 8.750%, 04/10/2033	2,250,000	0.1
1,900,000 (1)(3)	Sociedad Quimica y Minera de Chile SA, 5.625%, 04/22/2056	1,857,725	0.1
		38,238,734	1.9

	Communications: 2.5%
540,000 (1)	Arches Buyer, Inc., 6.125%, 12/01/2028	517,608	0.0
120,000 (1)(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	102,771	0.0
1,180,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/2030	1,103,416	0.1
1,110,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	992,546	0.1
675,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	669,867	0.0
212,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	211,900	0.0
3,075,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 06/01/2029	3,034,634	0.2
1,025,000 (2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.700%, 12/01/2055	980,286	0.1
635,000 (1)	Cipher Compute LLC, 7.125%, 11/15/2030	658,672	0.0
3,140,000 (1)	Directv Financing LLC, 8.875%, 02/01/2030	3,136,939	0.2
3,346,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	3,344,532	0.2
455,000 (1)	GCI LLC, 4.750%, 10/15/2028	440,697	0.0
725,000 (1)	Gen Digital, Inc., 6.250%, 04/01/2033	705,357	0.0
475,000 (1)	Gray Media, Inc., 9.625%, 07/15/2032	475,412	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,500,000	Lamar Media Corp., 4.000%, 02/15/2030	$1,432,490	0.1
1,200,000 (1)	Level 3 Financing, Inc., 6.875%, 06/30/2033	1,222,933	0.1
810,000 (1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	792,395	0.0
3,075,000 (1)(2)	Match Group Holdings II LLC, 5.625%, 02/15/2029	3,038,967	0.2
3,075,000 (1)	McGraw-Hill Education, Inc., 5.750%, 08/01/2028	3,042,769	0.2
5,515,000 (1)(2)	Nexstar Media, Inc., 4.750%, 11/01/2028	5,426,846	0.3
2,784,000	Omnicom Group, Inc., 4.200%, 03/02/2029	2,754,969	0.1
3,075,000 (1)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.250%, 01/15/2029	2,966,700	0.1
455,000 (1)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	439,269	0.0
675,000	Paramount Global, 6.875%, 04/30/2036	592,459	0.0
500,000	Paramount Global, 7.875%, 07/30/2030	522,174	0.0
3,075,000 (1)	Sirius XM Radio LLC, 4.000%, 07/15/2028	2,970,007	0.2
560,000 (1)	Sirius XM Radio LLC, 5.875%, 04/15/2032	556,842	0.0
832,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	831,342	0.0
2,590,000 (1)	Snap, Inc., 6.875%, 03/15/2034	2,438,184	0.1
630,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	600,332	0.0
480,000 (1)	SV RNO Property Owner 1 LLC, 5.875%, 03/01/2031	474,762	0.0
550,000 (1)	Versant Media Group, Inc., 7.250%, 01/30/2031	563,321	0.0
315,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	295,823	0.0
200,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	172,286	0.0
600,000 (1)	Vmed O2 UK Financing I PLC, 6.750%, 01/15/2033	536,874	0.0
1,890,000 (1)	Vmed O2 UK Financing I PLC, 7.750%, 04/15/2032	1,814,014	0.1
990,000 (1)	WULF Compute LLC, 7.750%, 10/15/2030	1,046,742	0.1
		50,907,137	2.5

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: 3.9%
540,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	$507,843	0.0
810,000 (1)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	823,551	0.1
525,000 (1)	Acushnet Co., 5.625%, 12/01/2033	522,250	0.0
650,000 (1)	Adient Global Holdings Ltd., 7.500%, 02/15/2033	657,670	0.0
205,000 (1)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	212,771	0.0
420,000 (1)(2)	Advance Auto Parts, Inc., 7.000%, 08/01/2030	425,759	0.0
335,000 (1)	Advance Auto Parts, Inc., 7.375%, 08/01/2033	339,578	0.0
185,000 (1)	Allison Transmission, Inc., 3.750%, 01/30/2031	172,329	0.0
420,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	423,194	0.0
350,000 (1)	Allison Transmission, Inc., 5.875%, 12/01/2033	348,045	0.0
525,000 (1)	American Airlines, Inc., 7.250%, 02/15/2028	528,393	0.0
14,167 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	14,186	0.0
3,075,000 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	3,060,149	0.2
2,845,000 (1)	American Axle & Manufacturing, Inc., 7.750%, 10/15/2033	2,771,352	0.2
3,613,000	American Honda Finance Corp., GMTN, 4.450%, 10/22/2027	3,609,096	0.2
870,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	835,271	0.1
625,000 (1)(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	601,456	0.0
2,200,000 (1)(2)	Caesars Entertainment, Inc., 6.000%, 10/15/2032	2,026,703	0.1
610,000 (1)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	617,829	0.0
675,000 (1)	Carnival Corp., 5.750%, 08/01/2032	675,624	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
3,075,000 (1)	Cinemark USA, Inc., 5.250%, 07/15/2028	$3,050,894	0.2
560,000 (1)(2)	Cinemark USA, Inc., 7.000%, 08/01/2032	575,908	0.0
675,000 (1)	Clarios Global L.P. / Clarios US Finance Co., 6.750%, 09/15/2032	680,825	0.0
420,000 (1)	eG Global Finance PLC, 12.000%, 11/30/2028	449,596	0.0
4,175,000	Ford Motor Credit Co. LLC, 5.800%, 03/08/2029	4,223,072	0.2
150,000 (1)	Gap, Inc., 3.625%, 10/01/2029	140,226	0.0
405,000 (1)	Gap, Inc., 3.875%, 10/01/2031	367,180	0.0
410,000 (1)	Gates Corp., 6.875%, 07/01/2029	421,189	0.0
2,673,000	General Motors Financial Co., Inc., 5.050%, 04/04/2028	2,696,590	0.2
440,000 (2)	Goodyear Tire & Rubber Co., 6.625%, 07/15/2030	430,628	0.0
1,115,000 (1)	Hilton Domestic Operating Co., Inc., 5.875%, 03/15/2033	1,122,443	0.1
2,940,000	Honda Motor Co. Ltd., 4.436%, 07/08/2028	2,933,780	0.2
4,561,000	Hyatt Hotels Corp., 5.050%, 03/30/2028	4,600,830	0.2
610,000 (1)	International Game Technology PLC, 5.250%, 01/15/2029	605,443	0.0
1,725,000 (1)	LG Energy Solution Ltd., 5.875%, 04/02/2036	1,713,356	0.1
2,750,000 (1)	Light & Wonder International, Inc., 6.250%, 10/01/2033	2,696,293	0.1
300,000 (1)	Light & Wonder International, Inc., 7.500%, 09/01/2031	308,061	0.0
220,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	187,789	0.0
590,000 (1)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	580,153	0.0
270,000	MGM Resorts International, 4.750%, 10/15/2028	265,091	0.0
150,000 (2)	MGM Resorts International, 6.500%, 04/15/2032	151,325	0.0
675,000 (1)	Michaels Cos., Inc., 8.500%, 03/15/2033	657,821	0.0
440,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	434,267	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
135,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	$135,153	0.0
525,000 (1)	NCL Corp. Ltd., 5.875%, 01/15/2031	510,387	0.0
2,915,000 (1)	NCL Corp. Ltd., 6.750%, 02/01/2032	2,895,011	0.2
4,190,000	Newell Brands, Inc., 6.375%, 09/15/2027	4,223,579	0.2
2,525,000 (1)	Newell Brands, Inc., 8.500%, 06/01/2028	2,607,694	0.1
2,718,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	2,728,567	0.2
555,000	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 04/01/2032	568,460	0.0
505,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	434,882	0.0
2,825,000 (1)(2)	SeaWorld Parks & Entertainment, Inc., 5.250%, 08/15/2029	2,699,963	0.2
420,000 (1)	Somnigroup International, Inc., 3.875%, 10/15/2031	382,204	0.0
100,000 (1)	Somnigroup International, Inc., 4.000%, 04/15/2029	96,236	0.0
645,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	632,537	0.0
4,735,000 (1)	Tenneco, Inc., 8.000%, 11/17/2028	4,721,047	0.3
590,000 (1)	Victoria's Secret & Co., 4.625%, 07/15/2029	562,664	0.0
660,000 (1)	Viking Cruises Ltd., 5.875%, 10/15/2033	652,098	0.0
150,000 (1)	Viking Cruises Ltd., 7.000%, 02/15/2029	150,352	0.0
2,762,000 (1)	Volkswagen Group of America Finance LLC, 4.550%, 09/11/2028	2,755,527	0.2
615,000 (1)	Voyager Parent LLC, 9.250%, 07/01/2032	638,886	0.0
1,700,000	Warnermedia Holdings, Inc., 4.279%, 03/15/2032	1,506,625	0.1
925,000 (1)(2)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 6.250%, 03/15/2033	916,318	0.1
825,000	Yum! Brands, Inc., 3.625%, 03/15/2031	762,596	0.1
		79,046,595	3.9

	Consumer, Non-cyclical: 3.4%
3,650,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	3,636,848	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
3,430,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	$3,273,798	0.2
915,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.750%, 03/31/2034	896,331	0.1
575,000 (1)	Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/2030	588,097	0.0
615,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	601,255	0.0
255,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	243,043	0.0
285,000 (1)	APi Group DE, Inc., 4.750%, 10/15/2029	276,083	0.0
3,075,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.750%, 04/01/2028	3,002,483	0.2
100,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.750%, 07/15/2027	99,687	0.0
2,590,000 (1)(2)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	2,562,041	0.1
440,000 (1)	Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028	454,850	0.0
1,965,000	Becton Dickinson & Co., 4.693%, 02/13/2028	1,975,240	0.1
555,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	555,552	0.0
535,000 (1)	Belron UK Finance PLC, 5.750%, 10/15/2029	538,726	0.0
1,325,000 (1)	Bidvest Group UK PLC, 6.200%, 09/17/2032	1,326,391	0.1
210,000 (1)	Brink's Co., 6.500%, 06/15/2029	213,394	0.0
210,000 (1)	Brink's Co., 6.750%, 06/15/2032	212,762	0.0
675,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	636,608	0.0
615,000 (1)(2)	Cimpress PLC, 7.375%, 09/15/2032	610,397	0.0
2,835,000 (1)	Concentra Escrow Issuer Corp., 6.875%, 07/15/2032	2,934,548	0.2
469,000 (1)	CPI CG, Inc., 10.000%, 07/15/2029	495,360	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
405,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	$371,598	0.0
745,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	716,765	0.1
250,000 (1)	DaVita, Inc., 6.750%, 07/15/2033	254,529	0.0
655,000 (1)(2)	Embecta Corp., 5.000%, 02/15/2030	606,557	0.0
700,000 (1)(2)	EquipmentShare. com, Inc., 8.000%, 03/15/2033	723,447	0.1
675,000 (1)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	687,753	0.1
400,000 (1)	Genmab A/S/Genmab Finance LLC, 6.250%, 12/15/2032	410,383	0.0
600,000 (1)	Genmab A/S/Genmab Finance LLC, 7.250%, 12/15/2033	628,588	0.0
2,835,000 (1)	Global Medical Response, Inc., 7.375%, 10/01/2032	2,946,401	0.2
575,000 (1)	Herc Holdings, Inc., 7.000%, 06/15/2030	589,998	0.0
305,000 (1)	Herc Holdings, Inc., 7.250%, 06/15/2033	312,806	0.0
3,598,000	Humana, Inc., 5.750%, 03/01/2028	3,670,032	0.2
520,000 (1)	Industrial F&B Investments III, Inc., 7.750%, 02/11/2033	525,852	0.0
430,000 (1)	Insulet Corp., 6.500%, 04/01/2033	439,218	0.0
675,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	658,719	0.0
135,000 (1)	LifePoint Health, Inc., 8.375%, 02/15/2032	144,267	0.0
675,000 (1)	LifePoint Health, Inc., 10.000%, 06/01/2032	690,174	0.1
1,535,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	1,522,410	0.1
675,000 (1)	Minerva Luxembourg SA, 8.875%, 09/13/2033	721,075	0.1
1,155,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	942,463	0.1
200,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.750%, 05/15/2034	178,415	0.0
405,000 (1)	Performance Food Group, Inc., 5.625%, 03/01/2034	391,067	0.0
660,000 (2)	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	602,765	0.0
455,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	437,121	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
530,000 (1)	Post Holdings, Inc., 6.250%, 10/15/2034	$519,477	0.0
2,565,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	2,529,212	0.1
3,590,000 (1)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029	3,490,832	0.2
625,000 (1)	Raven Acquisition Holdings LLC, 6.875%, 11/15/2031	603,067	0.0
615,000 (1)(2)	Select Medical Corp., 6.250%, 12/01/2032	586,727	0.0
660,000	Service Corp. International, 5.750%, 10/15/2032	659,555	0.0
540,000 (1)	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/2032	531,652	0.0
1,115,000 (1)(2)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	1,073,835	0.1
3,584,000	Solventum Corp., 5.400%, 03/01/2029	3,666,850	0.2
360,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	372,320	0.0
475,000 (1)	Star Parent, Inc., 9.000%, 10/01/2030	492,694	0.0
185,000	Tenet Healthcare Corp., 4.250%, 06/01/2029	179,501	0.0
440,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	439,838	0.0
1,250,000 (1)(2)	Tenet Healthcare Corp., 6.000%, 11/15/2033	1,265,795	0.1
685,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	690,310	0.1
475,000	United Rentals North America, Inc., 4.875%, 01/15/2028	473,254	0.0
390,000 (1)	United Rentals North America, Inc., 6.125%, 03/15/2034	395,396	0.0
550,000 (1)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	562,668	0.0
3,075,000 (1)	Williams Scotsman, Inc., 6.625%, 06/15/2029	3,111,959	0.2
1,115,000 (1)	Williams Scotsman, Inc., 6.625%, 04/15/2030	1,133,497	0.1
		67,084,336	3.4

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: 2.4%
340,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	$339,104	0.0
3,651,000 (1)	Antero Resources Corp., 5.375%, 03/01/2030	3,671,391	0.2
430,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	430,000	0.0
525,000 (1)	Archrock Services L.P. / Archrock Partners Finance Corp., 6.000%, 02/01/2034	520,174	0.0
780,000 (1)	Civitas Resources, Inc., 8.750%, 07/01/2031	815,733	0.1
405,000 (1)	CNX Resources Corp., 7.250%, 03/01/2032	417,588	0.0
540,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	548,305	0.0
395,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.375%, 06/30/2033	398,544	0.0
2,600,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	2,691,673	0.1
185,000 (1)	DT Midstream, Inc., 4.125%, 06/15/2029	181,161	0.0
320,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	308,561	0.0
215,000 (1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	215,304	0.0
1,030,000	Ecopetrol SA, 8.375%, 01/19/2036	1,045,810	0.1
1,589,000	Enbridge, Inc., 4.600%, 06/20/2028	1,593,405	0.1
2,725,000 (3)	Energy Transfer L.P. G, 7.125%, 12/31/2199	2,780,753	0.2
2,303,000	Enterprise Products Operating LLC, 4.300%, 06/20/2028	2,306,516	0.1
1,875,000 (1)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	1,945,425	0.1
240,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	233,761	0.0
135,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	131,305	0.0
295,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.250%, 04/15/2032	285,719	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
290,000 (1)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	$300,961	0.0
1,600,000 (1)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.750%, 11/05/2038	1,716,080	0.1
525,000 (1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	527,239	0.0
675,000 (1)	Kodiak Gas Services LLC, 5.875%, 04/01/2031	678,761	0.0
525,000 (1)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	544,220	0.0
2,305,000 (1)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	2,398,168	0.1
1,015,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	1,018,701	0.1
400,000 (1)	ORLEN SA, 6.000%, 01/30/2035	408,500	0.0
455,000 (1)	Permian Resources Operating LLC, 5.875%, 07/01/2029	455,788	0.0
205,000 (1)	Permian Resources Operating LLC, 6.250%, 02/01/2033	208,962	0.0
1,475,000 (1)	Pluspetrol Camisea SA / Pluspetrol Lote 56 SA, 6.240%, 07/03/2036	1,534,000	0.1
3,075,000 (1)	SM Energy Co., 6.750%, 08/01/2029	3,123,545	0.2
1,015,000 (1)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	1,044,544	0.1
870,000 (1)	Sunoco L.P., 5.875%, 03/15/2034	861,008	0.1
3,075,000 (2)	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	3,000,607	0.2
835,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	805,457	0.1
525,000 (1)	Transocean International Ltd., 7.875%, 10/15/2032	561,325	0.0
655,000 (1)	Venture Global LNG, Inc., 7.000%, 01/15/2030	669,120	0.0
695,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	711,135	0.0
730,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	759,562	0.1
3,075,000 (1)	Venture Global LNG, Inc., 9.500%, 02/01/2029	3,326,533	0.2

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
695,000 (1)	Venture Global Plaquemines LNG LLC, 6.500%, 01/15/2034	$724,940	0.0
710,000 (1)	Venture Global Plaquemines LNG LLC, 6.750%, 01/15/2036	752,459	0.0
		46,991,847	2.4

	Financial: 5.6%
265,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 6.000%, 08/01/2029	249,100	0.0
505,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	507,691	0.0
240,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 8.500%, 06/15/2029	237,944	0.0
660,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	648,910	0.0
3,075,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.750%, 04/15/2028	3,093,542	0.2
540,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.375%, 10/01/2032	535,519	0.0
510,000 (2)	Ally Financial, Inc., 6.700%, 02/14/2033	513,945	0.0
330,000	American Tower Corp., 5.250%, 07/15/2028	335,781	0.0
682,000	Aon North America, Inc., 5.750%, 03/01/2054	657,648	0.0
729,000	Arthur J Gallagher & Co., 5.550%, 02/15/2055	681,004	0.0
768,000	Athene Holding Ltd., 6.250%, 04/01/2054	705,474	0.0
953,000	Athene Holding Ltd., 6.625%, 05/19/2055	919,076	0.0
3,773,000 (1)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	3,649,623	0.2
1,950,000 (1)(3)	Banco de Credito del Peru S.A., 6.450%, 07/30/2035	1,969,500	0.1
984,000 (1)(3)	Banco del Estado de Chile, 7.950%, 12/31/2199	1,035,965	0.1
3,615,000 (3)	Bank of America Corp., 4.376%, 04/27/2028	3,612,934	0.2
1,266,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	1,204,707	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
3,623,000	Brown & Brown, Inc., 4.700%, 06/23/2028	$3,634,255	0.2
800,000 (1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	707,068	0.0
2,213,000 (1)(2)(3)	CaixaBank SA, 4.634%, 07/03/2029	2,217,089	0.1
3,577,000 (1)(3)	CaixaBank SA, 5.673%, 03/15/2030	3,675,951	0.2
3,558,000 (3)	Capital One Financial Corp., 5.700%, 02/01/2030	3,650,793	0.2
1,207,604 (1)	CFE Fibra E, 5.875%, 09/23/2040	1,175,640	0.1
3,701,000 (1)	CNO Global Funding, 4.375%, 09/08/2028	3,670,960	0.2
3,645,000	Corebridge Financial, Inc., 3.650%, 04/05/2027	3,612,883	0.2
3,689,000 (1)	Corebridge Global Funding, 4.250%, 08/21/2028	3,664,479	0.2
3,575,000 (1)(3)	Credit Agricole SA, 5.335%, 01/10/2030	3,639,960	0.2
2,895,000 (1)	Focus Financial Partners LLC, 6.750%, 09/15/2031	2,877,909	0.1
290,000 (1)	Freedom Mortgage Corp., 12.250%, 10/01/2030	313,118	0.0
500,000 (1)	Freedom Mortgage Holdings LLC, 8.375%, 04/01/2032	492,365	0.0
120,000 (1)	Freedom Mortgage Holdings LLC, 9.125%, 05/15/2031	122,130	0.0
4,284,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	4,482,322	0.2
1,115,000 (1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	1,099,834	0.1
1,045,000 (1)	Iron Mountain, Inc., 5.250%, 07/15/2030	1,015,878	0.1
325,000 (1)	Iron Mountain, Inc., 6.250%, 01/15/2033	324,221	0.0
985,000 (1)	Jane Street Group / JSG Finance, Inc., 6.125%, 11/01/2032	974,907	0.1
2,019,000 (3)	JPMorgan Chase & Co., 4.505%, 10/22/2028	2,019,118	0.1
455,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	441,274	0.0
1,877,000 (3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	1,851,940	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
3,280,000 (1)	LPL Holdings, Inc., 4.625%, 11/15/2027	$3,257,336	0.2
400,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	373,122	0.0
2,715,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	2,637,063	0.1
325,000	Navient Corp., 4.875%, 03/15/2028	306,997	0.0
3,310,000	Navient Corp., 5.000%, 03/15/2027	3,238,090	0.2
3,075,000	OneMain Finance Corp., 3.875%, 09/15/2028	2,924,606	0.1
1,065,000	OneMain Finance Corp., 5.375%, 11/15/2029	1,027,787	0.1
645,000	OneMain Finance Corp., 6.500%, 03/15/2033	617,162	0.0
3,450,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	3,463,331	0.2
3,075,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.875%, 05/15/2029	2,953,880	0.2
905,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	916,674	0.0
3,075,000 (1)	PennyMac Financial Services, Inc., 4.250%, 02/15/2029	2,916,368	0.1
990,000 (1)	PennyMac Financial Services, Inc., 6.875%, 02/15/2033	948,070	0.1
865,000 (1)(2)	PRA Group, Inc., 5.000%, 10/01/2029	799,350	0.0
3,075,000 (1)	PRA Group, Inc., 8.375%, 02/01/2028	3,098,484	0.2
3,685,000 (1)	RGA Global Funding, 4.350%, 08/25/2028	3,667,839	0.2
375,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 5.750%, 03/15/2034	370,366	0.0
285,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 6.500%, 06/15/2033	290,411	0.0
330,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	337,131	0.0
1,385,000 (1)	Rocket Cos., Inc., 6.375%, 08/01/2033	1,401,612	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
2,602,000 (3)	Royal Bank of Canada, GMTN, 4.522%, 10/18/2028	$2,605,776	0.1
315,000 (1)	Starwood Property Trust, Inc., 6.500%, 07/01/2030	321,876	0.0
470,000 (1)	Symetra Life Insurance Co., 6.550%, 10/01/2055	471,400	0.0
3,566,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	3,650,532	0.2
515,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	529,522	0.0
3,565,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	3,647,291	0.2
		112,994,533	5.6

	Industrial: 3.1%
440,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	448,139	0.0
3,656,000	Amcor Flexibles North America, Inc., 4.800%, 03/17/2028	3,680,320	0.2
1,700,000 (1)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	1,756,316	0.1
1,266,000	Amphenol Corp., 4.375%, 06/12/2028	1,269,927	0.1
380,000 (1)	Amsted Industries, Inc., 6.375%, 03/15/2033	382,198	0.0
615,000 (1)	Arcosa, Inc., 6.875%, 08/15/2032	630,629	0.0
680,000 (1)	Avient Corp., 6.250%, 11/01/2031	685,320	0.0
1,600,000 (1)	Bombardier, Inc., 6.750%, 06/15/2033	1,654,333	0.1
895,000 (1)	Builders FirstSource, Inc., 6.375%, 06/15/2032	894,921	0.1
525,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	520,064	0.0
1,000,000 (1)(3)	Cemex SAB de CV, 7.200%, 12/31/2199	1,017,118	0.1
575,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	598,090	0.0
490,000 (1)	Clean Harbors, Inc., 6.375%, 02/01/2031	497,973	0.0
3,075,000 (1)	Clydesdale Acquisition Holdings, Inc., 6.625%, 04/15/2029	3,022,351	0.2
900,000 (1)	Clydesdale Acquisition Holdings, Inc., 6.750%, 04/15/2032	852,600	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
3,556,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	$3,599,752	0.2
390,000	Crown Americas LLC, 5.875%, 06/01/2033	390,181	0.0
945,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	962,302	0.1
3,075,000 (1)(2)	Energizer Holdings, Inc., 4.375%, 03/31/2029	2,928,013	0.2
500,000 (1)	Energizer Holdings, Inc., 4.750%, 06/15/2028	492,489	0.0
475,000 (1)(2)	Energizer Holdings, Inc., 6.000%, 09/15/2033	445,447	0.0
340,000 (1)	Entegris Escrow Corp., 5.950%, 06/15/2030	342,391	0.0
235,000 (1)	Entegris, Inc., 3.625%, 05/01/2029	223,570	0.0
1,069,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.875%, 04/15/2033	1,047,191	0.1
2,734,000	GATX Corp., 5.400%, 03/15/2027	2,754,616	0.1
425,000 (1)	GFL Environmental Holdings US, Inc., 5.500%, 02/01/2034	417,370	0.0
305,000 (1)	GFL Environmental, Inc., 4.375%, 08/15/2029	296,961	0.0
220,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	216,074	0.0
235,000 (1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	246,035	0.0
3,735,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	3,632,656	0.2
1,589,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	1,590,520	0.1
175,000 (1)	Owens-Brockway Glass Container, Inc., 6.625%, 05/13/2027	175,475	0.0
1,725,000 (1)(2)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	1,654,022	0.1
1,750,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	1,780,365	0.1
2,225,000 (1)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	2,257,825	0.1
490,000 (1)	Sealed Air Corp., 4.000%, 12/01/2027	489,080	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
285,000 (1)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	$288,749	0.0
590,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	547,674	0.0
3,075,000 (1)	Smyrna Ready Mix Concrete LLC, 6.000%, 11/01/2028	3,053,731	0.2
860,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	887,499	0.1
455,000 (1)	Standard Industries, Inc., 3.375%, 01/15/2031	408,138	0.0
285,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	268,805	0.0
3,075,000 (1)	Standard Industries, Inc., 4.750%, 01/15/2028	3,041,933	0.2
625,000 (1)	Stonepeak Nile Parent LLC, 7.250%, 03/15/2032	651,876	0.0
405,000 (1)	Terex Corp., 6.250%, 10/15/2032	408,015	0.0
645,000 (1)	TransDigm, Inc., 6.000%, 01/15/2033	645,357	0.0
165,000 (1)(2)	TransDigm, Inc., 6.250%, 01/31/2034	166,955	0.0
3,075,000 (1)	TransDigm, Inc., 6.375%, 03/01/2029	3,136,232	0.2
1,440,000 (1)	TransDigm, Inc., 6.375%, 05/31/2033	1,433,460	0.1
370,000 (1)	TransDigm, Inc., 6.625%, 03/01/2032	377,814	0.0
525,000 (1)	TransDigm, Inc., 6.750%, 01/31/2034	532,274	0.0
1,670,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	1,692,964	0.1
440,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	426,481	0.0
685,000 (1)	WESCO Distribution, Inc., 5.500%, 04/15/2034	676,334	0.0
		62,496,925	3.1

	Technology: 1.7%
540,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	559,313	0.0
1,911,000	Analog Devices, Inc., 4.250%, 06/15/2028	1,914,320	0.1
800,000 (1)	CACI International, Inc., 6.375%, 06/15/2033	814,893	0.1
3,670,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	3,583,958	0.2

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
525,000 (1)(2)	Cloud Software Group, Inc., 6.625%, 08/15/2033	$467,239	0.0
1,765,000 (1)(2)	CoreWeave, Inc., 9.250%, 06/01/2030	1,716,664	0.1
325,000 (1)	Fair Isaac Corp., 6.000%, 05/15/2033	319,092	0.0
3,614,000	Fiserv, Inc., 5.450%, 03/02/2028	3,667,067	0.2
545,000 (1)(2)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	542,329	0.0
1,010,000	International Business Machines Corp., 5.800%, 02/03/2056	966,322	0.1
850,000	Intuit, Inc., 5.500%, 09/15/2053	782,483	0.1
450,000 (1)	McAfee Corp., 7.375%, 02/15/2030	372,279	0.0
550,000 (1)	OAK-Eagle Acquireco, Inc., 7.250%, 07/01/2033	570,209	0.0
550,000 (1)	OAK-Eagle Acquireco, Inc., 8.750%, 07/01/2034	576,151	0.0
270,000 (1)	Open Text Corp., 3.875%, 12/01/2029	241,589	0.0
540,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	482,972	0.0
2,780,000	Oracle Corp., 4.550%, 02/04/2029	2,745,415	0.1
2,737,000	Oracle Corp., 4.800%, 08/03/2028	2,738,600	0.1
850,000	Oracle Corp., 5.950%, 09/26/2055	715,609	0.0
535,000 (1)(2)	Playtika Holding Corp., 4.250%, 03/15/2029	418,049	0.0
3,699,000	Roper Technologies, Inc., 4.250%, 09/15/2028	3,676,368	0.2
3,669,000	Salesforce, Inc., 4.650%, 03/15/2029	3,677,175	0.2
3,240,000 (1)	UKG, Inc., 6.875%, 02/01/2031	3,169,272	0.2
		34,717,368	1.7

	Utilities: 1.9%
1,236,900 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	1,152,172	0.1
510,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	517,835	0.0
3,596,000 (1)	Capital Power US Holdings, Inc., 5.257%, 06/01/2028	3,617,966	0.2
586,503 (1)	Chile Electricity Lux Mpc II Sarl, 5.580%, 10/20/2035	591,934	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,225,000 (1)	Comision Federal de Electricidad, 5.700%, 01/24/2030	$1,226,837	0.1
1,700,000 (1)	Comision Federal de Electricidad, 6.450%, 01/24/2035	1,692,775	0.1
270,000 (1)	Constellation Energy Generation LLC, 5.000%, 02/01/2031	270,824	0.0
4,511,000	DTE Energy Co., 5.100%, 03/01/2029	4,587,600	0.2
850,000	Entergy Arkansas LLC, 5.750%, 01/15/2056	834,047	0.1
950,000 (1)	Grupo Energia Bogota SA ESP, 5.750%, 10/22/2035	907,535	0.1
3,582,000 (1)	Liberty Utilities Co., 5.577%, 01/31/2029	3,655,191	0.2
540,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	561,734	0.0
853,000	NextEra Energy Capital Holdings, Inc., 5.850%, 03/01/2056	833,134	0.0
1,100,000 (1)	Nova Securitisation Sarl, 6.500%, 02/03/2036	1,046,375	0.1
3,075,000 (1)	NRG Energy, Inc., 5.250%, 06/15/2029	3,046,103	0.2
785,000 (1)	NRG Energy, Inc., 6.000%, 02/01/2033	785,703	0.0
650,000 (1)	NRG Energy, Inc., 6.250%, 11/01/2034	655,712	0.0
550,000 (3)	PG&E Corp., 6.850%, 09/15/2056	543,710	0.0
3,643,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	3,638,628	0.2
2,950,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	2,580,438	0.1
700,000 (1)	Talen Energy Supply LLC, 6.250%, 02/01/2034	692,694	0.0
320,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	312,585	0.0
235,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	235,105	0.0
2,549,000 (1)	Vistra Operations Co. LLC, 7.750%, 10/15/2031	2,671,254	0.1
1,251,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	1,181,722	0.1
		37,839,613	1.9
	Total Corporate Bonds/Notes (Cost $534,477,010)	530,317,088	26.4

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 26.2%
141,664 (3)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.516%, 05/25/2036	$123,296	0.0
682,777 (1)(3)	Agate Bay Mortgage Trust 2015-2 B3, 3.612%, 03/25/2045	632,305	0.0
475,938 (1)(3)	Agate Bay Mortgage Trust 2015-4 B3, 3.465%, 06/25/2045	385,561	0.0
972,618 (1)(3)	Agate Bay Mortgage Trust 2016-1 B3, 3.609%, 12/25/2045	823,627	0.0
1,000,000 (1)(3)	Agate Bay Mortgage Trust 2016-1 B4, 3.609%, 12/25/2045	769,151	0.0
1,137,085 (1)(3)	Agate Bay Mortgage Trust 2016-2 B4, 3.757%, 03/25/2046	869,027	0.0
3,089,000 (1)(3)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	2,922,924	0.1
4,734,000 (1)(3)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	4,568,881	0.2
199,125 (3)	Alternative Loan Trust 2004-J7 M1, 4.813%, (TSFR1M + 1.134%), 10/25/2034	198,395	0.0
236,328 (3)	Alternative Loan Trust 2005-10CB 1A2, 4.243%, (TSFR1M + 0.564%), 05/25/2035	172,401	0.0
238,213	Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/2035	190,337	0.0
14,773 (3)	Alternative Loan Trust 2005-53T2 2A6, 4.293%, (TSFR1M + 0.614%), 11/25/2035	7,271	0.0
133,825 (3)	Alternative Loan Trust 2005-J2 1A12, 4.193%, (TSFR1M + 0.514%), 04/25/2035	104,790	0.0
27,837	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	12,940	0.0
435,763 (3)	Alternative Loan Trust 2006-18CB A10, 4.193%, (TSFR1M + 0.514%), 07/25/2036	157,498	0.0
102,149 (3)	Alternative Loan Trust 2006-19CB A12, 4.193%, (TSFR1M + 0.514%), 08/25/2036	42,202	0.0
432,578 (3)	Alternative Loan Trust 2006-19CB A28, 4.393%, (TSFR1M + 0.714%), 08/25/2036	184,984	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
763,282	Alternative Loan Trust 2006-27CB A5, 6.000%, 11/25/2036	$389,366	0.0
754,743	Alternative Loan Trust 2007-15CB A5, 5.750%, 07/25/2037	414,711	0.0
110,024 (3)	Alternative Loan Trust 2007-2CB 2A1, 4.393%, (TSFR1M + 0.714%), 03/25/2037	41,642	0.0
128,051 (3)	Alternative Loan Trust 2007-HY8C A1, 4.113%, (TSFR1M + 0.434%), 09/25/2047	120,653	0.0
398,638 (3)	Alternative Loan Trust 2007-OA4 A1, 4.133%, (TSFR1M + 0.454%), 05/25/2047	366,366	0.0
239,550 (1)(3)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	230,658	0.0
226,459 (3)	Banc of America Funding Trust 2007-2 1A16, 4.393%, (TSFR1M + 0.714%), 03/25/2037	163,841	0.0
1,001,441 (3)	Banc of America Funding Trust 2007-C 7A1, 4.210%, (TSFR1M + 0.534%), 05/20/2047	943,294	0.1
80,036 (3)	Bear Stearns ALT-A Trust 2005-3 4A3, 4.031%, 04/25/2035	78,659	0.0
334,302 (3)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.330%, 11/25/2036	183,202	0.0
485,285 (3)	Bear Stearns ALT-A Trust 2006-6 32A1, 4.433%, 11/25/2036	241,943	0.0
61,387 (3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 4.788%, 01/26/2036	43,930	0.0
1,000,000 (1)(3)	Bellemeade Re Ltd. 2025-1 M1B, 6.162%, (SOFR30A + 2.500%), 10/25/2035	1,005,388	0.1
4,725,000 (1)(3)	BOFAS Re-REMIC Trust 2026-FRR8 D746, 1.415%, 04/27/2054	4,029,613	0.2
1,691,887 (1)	Brean Asset Backed Securities Trust 2024-RM9 A1, 5.000%, 09/25/2064	1,675,494	0.1
1,072,192 (1)(3)	Chase Home Lending Mortgage Trust 2019-1 B3, 3.877%, 03/25/2050	953,915	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
98,482 (1)(3)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	$90,073	0.0
1,959,145 (1)(3)	Chase Home Lending Mortgage Trust 2024-8 B3, 7.033%, 08/25/2055	2,045,736	0.1
526,047 (1)(3)	Chase Home Lending Mortgage Trust Series 2024-1 A9, 6.500%, 01/25/2055	534,103	0.0
2,276,111 (1)(3)	Chase Home Lending Mortgage Trust Series 2024-11 B3, 6.564%, 11/25/2055	2,327,144	0.1
1,393,102 (1)(3)	Chase Home Lending Mortgage Trust Series 2024-4 A9, 6.000%, 03/25/2055	1,402,857	0.1
2,509,707 (1)(3)	Chase Home Lending Mortgage Trust Series 2024-4 B2, 6.119%, 03/25/2055	2,479,349	0.1
1,766,663 (1)(3)	Chase Home Lending Mortgage Trust Series 2024-4 B3, 6.119%, 03/25/2055	1,760,578	0.1
976,120 (1)(3)	Chase Home Lending Mortgage Trust Series 2024-6 B3, 7.054%, 05/25/2055	1,029,469	0.1
2,385,244 (1)(3)	Chase Home Lending Mortgage Trust Series 2025-12 B3, 6.586%, 09/25/2056	2,441,860	0.1
204,783 (3)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 5.204%, 09/25/2036	182,143	0.0
176,358 (3)	CHL Mortgage Pass-Through Trust 2005-HYB9 2A1, 6.449%, (TSFR12M + 2.465%), 02/20/2036	167,343	0.0
1,333,595 (1)(3)	CHNGE Mortgage Trust 2022-1 A1, 4.007%, 01/25/2067	1,286,481	0.1
61,053 (1)(3)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	58,442	0.0
107,587 (1)(3)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	102,092	0.0
119,708 (1)(3)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	108,960	0.0
179,562 (1)(3)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	163,440	0.0
1,352,307 (1)(3)	CIM Trust 2019-J1 B3, 3.936%, 08/25/2049	1,255,438	0.1
2,698,904 (1)(3)	CIM Trust 2019-J2 B2, 3.764%, 10/25/2049	2,460,144	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,696,274 (1)(3)	CIM Trust 2019-J2 B3, 3.764%, 10/25/2049	$1,546,446	0.1
1,106,422 (1)(3)	CIM Trust 2020-J2 B3, 2.753%, 01/25/2051	901,602	0.0
1,658,267 (1)(3)	CIM Trust 2021-J3 B3, 2.614%, 06/25/2051	1,323,452	0.1
320,028	Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	293,000	0.0
58,401 (3)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 5.372%, 03/25/2036	43,301	0.0
23,154 (3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 5.354%, 11/25/2036	20,578	0.0
83,323 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	82,742	0.0
2,539,042 (1)	Citigroup Mortgage Loan Trust 2024-1 B3, 6.645%, 07/25/2054	2,612,325	0.1
1,378,980 (1)	Citigroup Mortgage Loan Trust 2024-CMI1 B2, 6.365%, 06/25/2054	1,404,887	0.1
11,752 (3)	Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 5.677%, 08/25/2035	11,749	0.0
90,082	Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	91,662	0.0
550,553 (1)(3)	Connecticut Avenue Securities Trust 2019-R05 1B1, 7.876%, (SOFR30A + 4.214%), 07/25/2039	555,126	0.0
1,700,000 (1)(3)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 7.426%, (SOFR30A + 3.764%), 02/25/2040	1,738,994	0.1
262,054	CSMC Mortgage-Backed Trust 2007-2 3A6, 5.400%, 03/25/2037	116,309	0.0
319,552 (1)(3)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	298,200	0.0
213,390 (1)(3)	CSMC Trust 2017-HL1 A12, 3.500%, 06/25/2047	192,999	0.0
860,865 (1)(3)	CSMC Trust 2019-AFC1 A3, 3.877%, 07/25/2049	832,386	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
306,380 (3)	Deutsche Alt-B Securities Mortgage Loan Trust Series 2007-AB1 A1, 4.093%, (TSFR1M + 0.414%), 04/25/2037	$217,335	0.0
61,516 (1)(3)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 4.170%, 06/27/2037	54,888	0.0
1,500,000 (1)(3)	EFMT 2025-RM4 A1, 4.750%, 11/25/2055	1,435,458	0.1
710,886 (1)(3)	Ellington Financial Mortgage Trust 2022-2 A1, 4.299%, 04/25/2067	709,050	0.0
8,000,000 (4)	Fannie Mae, 3.000%, 05/01/2056	7,021,061	0.4
3,540,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 6.776%, (SOFR30A + 3.114%), 01/25/2040	3,586,165	0.2
750,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2022-R04 1B1, 8.912%, (SOFR30A + 5.250%), 03/25/2042	778,840	0.0
3,045,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2022-R05 2B2, 10.662%, (SOFR30A + 7.000%), 04/25/2042	3,211,227	0.2
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R04 1B1, 9.012%, (SOFR30A + 5.350%), 05/25/2043	1,069,815	0.1
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 8.412%, (SOFR30A + 4.750%), 06/25/2043	1,589,975	0.1
3,300,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R03 2B1, 6.462%, (SOFR30A + 2.800%), 03/25/2044	3,408,060	0.2
2,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R04 1B1, 5.862%, (SOFR30A + 2.200%), 05/25/2044	2,529,604	0.1
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R06 1B1, 5.712%, (SOFR30A + 2.050%), 09/25/2044	1,004,752	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 5.612%, (SOFR30A + 1.950%), 02/25/2045	$2,004,303	0.1
241,276 (5)	Fannie Mae Interest Strip 343 6, 5.000%, 10/25/2033	28,676	0.0
13,752,062 (5)	Fannie Mae Interest Strip 427 C13, 3.500%, 03/25/2037	1,412,691	0.1
12,325,185 (5)	Fannie Mae Interest Strip 427 C18, 3.500%, 03/25/2039	1,717,404	0.1
24,807,988 (5)	Fannie Mae Interest Strip 427 C38, 3.000%, 04/25/2049	4,671,581	0.2
3,023,254 (5)	Fannie Mae Interest Strip 429 141, 6.500%, 02/25/2053	626,540	0.0
945,072 (5)	Fannie Mae Interest Strip 429 142, 6.500%, 02/25/2053	192,137	0.0
355,149 (5)	Fannie Mae Interest Strip 429 143, 6.500%, 02/25/2053	70,014	0.0
212,517 (5)	Fannie Mae Interest Strip 429 144, 6.500%, 02/25/2053	41,306	0.0
17,236 (3)(5)	Fannie Mae REMIC Trust 2000-26 SP, 4.724%, (-1.000*SOFR30A + 8.386%), 08/25/2030	1,169	0.0
31,090 (3)(5)	Fannie Mae REMIC Trust 2002-13 SR, 2.824%, (-1.000*SOFR30A + 6.486%), 03/25/2032	909	0.0
601,163 (3)(5)	Fannie Mae REMIC Trust 2004-53 UC, 3.774%, (-1.000*SOFR30A + 7.436%), 07/25/2034	58,255	0.0
45,296 (3)(5)	Fannie Mae REMIC Trust 2004-64 SW, 3.274%, (-1.000*SOFR30A + 6.936%), 08/25/2034	3,055	0.0
35,838 (3)(5)	Fannie Mae REMIC Trust 2004-66 SE, 2.724%, (-1.000*SOFR30A + 6.386%), 09/25/2034	1,921	0.0
115,366 (3)(5)	Fannie Mae REMIC Trust 2005-59 NS, 2.974%, (-1.000*SOFR30A + 6.636%), 05/25/2035	1,228	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
135,604 (3)	Fannie Mae REMIC Trust 2006-11 FA, 4.076%, (SOFR30A + 0.414%), 03/25/2036	$134,771	0.0
77,492 (3)	Fannie Mae REMIC Trust 2006-46 SP, 10.353%, (-1.000*SOFR30A + 23.780%), 06/25/2036	91,298	0.0
212,839 (3)(5)	Fannie Mae REMIC Trust 2007-18 BS, 2.824%, (-1.000*SOFR30A + 6.486%), 06/25/2035	16,288	0.0
2,104,548 (3)(5)	Fannie Mae REMIC Trust 2007-22 SD, 2.624%, (-1.000*SOFR30A + 6.286%), 03/25/2037	176,422	0.0
1,140,008 (3)(5)	Fannie Mae REMIC Trust 2007-55 S, 2.984%, (-1.000*SOFR30A + 6.646%), 06/25/2037	92,641	0.0
998,107 (3)(5)	Fannie Mae REMIC Trust 2008-94 SI, 1.724%, (-1.000*SOFR30A + 5.386%), 04/25/2036	57,954	0.0
113,715 (3)(5)	Fannie Mae REMIC Trust 2009-25 SN, 2.774%, (-1.000*SOFR30A + 6.436%), 04/25/2039	10,650	0.0
623,783 (3)(5)	Fannie Mae REMIC Trust 2009-70 PS, 2.974%, (-1.000*SOFR30A + 6.636%), 01/25/2037	59,329	0.0
88,617 (3)	Fannie Mae REMIC Trust 2010-15 FD, 4.516%, (SOFR30A + 0.854%), 03/25/2040	88,952	0.0
234,503 (3)	Fannie Mae REMIC Trust 2011-47 GF, 4.346%, (SOFR30A + 0.684%), 06/25/2041	234,044	0.0
37,043 (3)	Fannie Mae REMIC Trust 2012-10 UF, 4.326%, (SOFR30A + 0.664%), 02/25/2042	36,836	0.0
1,333,041 (5)	Fannie Mae REMIC Trust 2012-111 UI, 3.000%, 10/25/2027	19,160	0.0
135,930 (5)	Fannie Mae REMIC Trust 2012-121 DI, 2.500%, 11/25/2027	1,821	0.0
1,172,786 (5)	Fannie Mae REMIC Trust 2012-128 KI, 3.000%, 11/25/2027	16,902	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,973,990 (3)(5)	Fannie Mae REMIC Trust 2012-133 NS, 2.374%, (-1.000*SOFR30A + 6.036%), 12/25/2042	$508,434	0.0
211,752 (5)	Fannie Mae REMIC Trust 2012-148 IB, 3.500%, 01/25/2028	3,147	0.0
3,129,195 (3)(5)	Fannie Mae REMIC Trust 2012-150 PS, 2.374%, (-1.000*SOFR30A + 6.036%), 01/25/2043	317,683	0.0
6,081,627 (3)(5)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*SOFR30A + 5.936%), 06/25/2042	11,703	0.0
97,851 (3)(5)	Fannie Mae REMIC Trust 2012-84 KI, 6.000%, (SOFR30A + 6.000%), 08/25/2042	17,997	0.0
46,309 (5)	Fannie Mae REMIC Trust 2012-93 IL, 3.000%, 09/25/2027	520	0.0
1,399,688 (5)	Fannie Mae REMIC Trust 2013-1 LI, 2.500%, 02/25/2028	20,444	0.0
1,038,271 (5)	Fannie Mae REMIC Trust 2013-137 PI, 5.000%, 10/25/2041	192,208	0.0
3,452,559 (3)(5)	Fannie Mae REMIC Trust 2013-19 JS, 2.424%, (-1.000*SOFR30A + 6.086%), 10/25/2041	137,639	0.0
778,210 (5)	Fannie Mae REMIC Trust 2013-2 NI, 4.000%, 02/25/2043	97,345	0.0
499,116 (5)	Fannie Mae REMIC Trust 2013-21 KI, 3.000%, 03/25/2028	6,744	0.0
2,252,612 (5)	Fannie Mae REMIC Trust 2013-32 EI, 2.500%, 04/25/2033	129,569	0.0
252,155 (5)	Fannie Mae REMIC Trust 2013-41 BI, 3.000%, 05/25/2028	4,901	0.0
330,241 (5)	Fannie Mae REMIC Trust 2013-67 AI, 3.000%, 07/25/2028	4,893	0.0
577,962 (5)	Fannie Mae REMIC Trust 2013-69 PI, 3.000%, 04/25/2033	23,994	0.0
1,939,995 (3)(5)	Fannie Mae REMIC Trust 2013-97 JS, 2.374%, (-1.000*SOFR30A + 6.036%), 04/25/2038	127,823	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,803,692 (5)	Fannie Mae REMIC Trust 2015-40 AI, 6.000%, 05/25/2037	$763,465	0.0
3,510,421 (3)(5)	Fannie Mae REMIC Trust 2016-19 SB, 2.324%, (-1.000*SOFR30A + 5.986%), 04/25/2046	230,212	0.0
1,376,167 (5)	Fannie Mae REMIC Trust 2016-4 BI, 4.000%, 02/25/2046	250,135	0.0
852,277 (5)	Fannie Mae REMIC Trust 2016-61 PI, 4.500%, 01/25/2046	129,396	0.0
36,625,509 (3)(5)	Fannie Mae REMIC Trust 2016-75 SC, 2.324%, (-1.000*SOFR30A + 5.986%), 10/25/2046	2,456,812	0.1
16,044,233 (3)(5)	Fannie Mae REMIC Trust 2016-81 SA, 2.374%, (-1.000*SOFR30A + 6.036%), 11/25/2046	1,025,077	0.1
9,830,500 (3)(5)	Fannie Mae REMIC Trust 2017-16 SG, 2.274%, (-1.000*SOFR30A + 5.936%), 03/25/2047	1,013,893	0.1
16,568,788 (3)(5)	Fannie Mae REMIC Trust 2018-86 US, 2.424%, (-1.000*SOFR30A + 6.086%), 12/25/2048	1,144,591	0.1
7,140,945 (5)	Fannie Mae REMIC Trust 2019-15 AI, 4.000%, 04/25/2059	1,628,625	0.1
8,567,082 (3)(5)	Fannie Mae REMIC Trust 2019-17 SA, 2.324%, (-1.000*SOFR30A + 5.986%), 04/25/2049	621,119	0.0
7,557,311 (3)(5)	Fannie Mae REMIC Trust 2019-8 SB, 2.324%, (-1.000*SOFR30A + 5.986%), 03/25/2049	551,062	0.0
19,546,436 (5)	Fannie Mae REMIC Trust 2020-33 YI, 4.000%, 05/25/2050	3,448,481	0.2
9,486,619 (5)	Fannie Mae REMIC Trust 2020-47 PI, 4.000%, 07/25/2050	2,009,252	0.1
10,150,814 (3)(5)	Fannie Mae REMIC Trust 2020-47 SH, 2.324%, (-1.000*SOFR30A + 5.986%), 07/25/2050	1,221,167	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
16,154,288 (3)(5)	Fannie Mae REMIC Trust 2020-49 SB, 2.324%, (-1.000*SOFR30A + 5.986%), 07/25/2050	$2,299,191	0.1
9,981,082 (5)	Fannie Mae REMIC Trust 2020-52 AI, 4.000%, 08/25/2050	1,609,473	0.1
33,798,478 (5)	Fannie Mae REMIC Trust 2020-64 IO, 3.000%, 09/25/2050	6,716,200	0.3
15,444,374 (5)	Fannie Mae REMIC Trust 2020-65 CI, 4.000%, 09/25/2050	2,578,590	0.1
16,433,869 (5)	Fannie Mae REMIC Trust 2020-67 JI, 4.000%, 09/25/2050	3,311,957	0.2
23,676,902 (5)	Fannie Mae REMIC Trust 2020-74 IQ, 6.000%, 10/25/2050	4,894,239	0.2
20,331,736 (5)	Fannie Mae REMIC Trust 2020-94 MI, 4.500%, 04/25/2050	4,727,314	0.2
13,485,069 (5)	Fannie Mae REMIC Trust 2021-18 IY, 4.500%, 08/25/2049	3,474,099	0.2
15,737,189 (5)	Fannie Mae REMIC Trust 2021-2 PI, 2.000%, 02/25/2051	1,640,489	0.1
16,320,544 (5)	Fannie Mae REMIC Trust 2021-23 JI, 3.000%, 04/25/2051	2,598,014	0.1
20,167,466 (5)	Fannie Mae REMIC Trust 2021-27 EI, 4.500%, 05/25/2051	4,675,426	0.2
15,329,181 (5)	Fannie Mae REMIC Trust 2021-28 GI, 4.000%, 05/25/2051	3,112,993	0.2
42,105,849 (5)	Fannie Mae REMIC Trust 2021-46 IM, 4.500%, 07/25/2051	10,926,561	0.5
7,554,805 (5)	Fannie Mae REMIC Trust 2021-56 QI, 4.500%, 09/25/2051	1,912,469	0.1
29,746,790 (5)	Fannie Mae REMIC Trust 2021-65 KI, 3.500%, 10/25/2051	5,348,452	0.3
15,723,033 (5)	Fannie Mae REMIC Trust 2021-74 AI, 3.000%, 11/25/2051	2,611,538	0.1
61,225	First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/2037	21,216	0.0
128,669 (1)(3)	Flagstar Mortgage Trust 2017-2 A7, 3.500%, 10/25/2047	116,670	0.0
501,309 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.910%, 03/25/2048	459,884	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
539,432 (1)(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	$503,942	0.0
3,124,750 (1)(3)	Flagstar Mortgage Trust 2018-4 B3, 4.124%, 07/25/2048	2,878,005	0.1
158,050 (1)(3)	Flagstar Mortgage Trust 2018-6RR 1A7, 4.000%, 10/25/2048	147,358	0.0
2,870,879 (1)(3)	Flagstar Mortgage Trust 2018-6RR B1, 4.903%, 10/25/2048	2,812,933	0.1
1,264,838 (1)(3)	Flagstar Mortgage Trust 2019-2 B1, 4.004%, 12/25/2049	1,164,782	0.1
1,770,774 (1)(3)	Flagstar Mortgage Trust 2019-2 B2, 4.004%, 12/25/2049	1,625,986	0.1
3,021,818 (1)(3)	Flagstar Mortgage Trust 2020-1INV B2A, 4.177%, 03/25/2050	2,779,608	0.1
2,590,129 (1)(3)	Flagstar Mortgage Trust 2020-1INV B3, 4.177%, 03/25/2050	2,365,292	0.1
593 (3)(5)	Freddie Mac REMIC Trust 2266 S, 4.763%, (-1.000*SOFR30A + 8.436%), 11/15/2030	27	0.0
44,229 (3)(5)	Freddie Mac REMIC Trust 2374 S, 4.313%, (-1.000*SOFR30A + 7.986%), 06/15/2031	3,051	0.0
27,989 (3)(5)	Freddie Mac REMIC Trust 2417 SY, 4.613%, (-1.000*SOFR30A + 8.286%), 12/15/2031	2,647	0.0
110,313 (3)(5)	Freddie Mac REMIC Trust 2525 SM, 4.213%, (-1.000*SOFR30A + 7.886%), 02/15/2032	9,804	0.0
56,988 (3)(5)	Freddie Mac REMIC Trust 2577 SA, 3.663%, (-1.000*SOFR30A + 7.336%), 02/15/2033	4,830	0.0
608,978 (3)(5)	Freddie Mac REMIC Trust 2781 SB, 3.363%, (-1.000*SOFR30A + 7.036%), 04/15/2034	46,545	0.0
142,632 (3)	Freddie Mac REMIC Trust 2921 PF, 4.137%, (SOFR30A + 0.464%), 01/15/2035	141,713	0.0
98,302 (3)(5)	Freddie Mac REMIC Trust 2981 CS, 2.933%, (-1.000*SOFR30A + 6.606%), 05/15/2035	5,305	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
44,245 (3)(5)	Freddie Mac REMIC Trust 2981 SU, 4.013%, (-1.000*SOFR30A + 7.686%), 05/15/2030	$2,529	0.0
236,955 (3)(5)	Freddie Mac REMIC Trust 2989 HS, 3.363%, (-1.000*SOFR30A + 7.036%), 08/15/2034	25,518	0.0
66,358 (3)(5)	Freddie Mac REMIC Trust 3018 SM, 3.413%, (-1.000*SOFR30A + 7.086%), 08/15/2035	6,880	0.0
86,584 (3)	Freddie Mac REMIC Trust 3031 BP, 8.000%, (-1.000*SOFR30A + 44.205%), 08/15/2035	88,420	0.0
223,866 (3)(5)	Freddie Mac REMIC Trust 3049 PI, 2.863%, (-1.000*SOFR30A + 6.536%), 10/15/2035	18,932	0.0
1,601,076 (3)(5)	Freddie Mac REMIC Trust 3128 JI, 2.843%, (-1.000*SOFR30A + 6.516%), 03/15/2036	135,167	0.0
29,954 (6)	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/2036	25,463	0.0
709,699 (3)(5)	Freddie Mac REMIC Trust 3222 SN, 2.813%, (-1.000*SOFR30A + 6.486%), 09/15/2036	57,285	0.0
942,857 (3)(5)	Freddie Mac REMIC Trust 3298 S, 2.323%, (-1.000*SOFR30A + 5.996%), 04/15/2037	75,412	0.0
260,781 (3)(5)	Freddie Mac REMIC Trust 3523 SA, 2.213%, (-1.000*SOFR30A + 5.886%), 09/15/2036	17,914	0.0
267,275 (3)(5)	Freddie Mac REMIC Trust 3582 MS, 2.363%, (-1.000*SOFR30A + 6.036%), 10/15/2039	21,806	0.0
109,411 (3)(5)	Freddie Mac REMIC Trust 3624 TS, 1.013%, (-1.000*SOFR30A + 4.686%), 01/15/2040	3,832	0.0
294,229 (5)	Freddie Mac REMIC Trust 3688 BI, 5.000%, 07/15/2040	39,772	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
231,282 (3)	Freddie Mac REMIC Trust 3740 FB, 4.287%, (SOFR30A + 0.614%), 10/15/2040	$229,468	0.0
374,774 (5)	Freddie Mac REMIC Trust 4097 IC, 2.500%, 08/15/2027	4,709	0.0
410,281 (5)	Freddie Mac REMIC Trust 4116 IL, 4.500%, 05/15/2042	32,220	0.0
1,306,491 (5)	Freddie Mac REMIC Trust 4120 TI, 2.500%, 10/15/2027	16,626	0.0
239,507 (5)	Freddie Mac REMIC Trust 4136 QI, 3.000%, 11/15/2032	7,654	0.0
197,074 (5)	Freddie Mac REMIC Trust 4143 IK, 4.000%, 10/15/2041	8,963	0.0
8,478,552 (3)(5)	Freddie Mac REMIC Trust 4146 SA, 2.363%, (-1.000*SOFR30A + 6.036%), 12/15/2042	855,680	0.0
1,198,404 (5)	Freddie Mac REMIC Trust 4157 IH, 3.500%, 01/15/2043	174,722	0.0
200,320 (5)	Freddie Mac REMIC Trust 4162 DI, 2.000%, 02/15/2028	2,335	0.0
717,041 (5)	Freddie Mac REMIC Trust 4182 IL, 3.000%, 03/15/2028	14,559	0.0
1,250,519 (5)	Freddie Mac REMIC Trust 4186 IA, 3.000%, 03/15/2033	85,786	0.0
14,729,967 (3)(5)	Freddie Mac REMIC Trust 4273 PS, 2.313%, (-1.000*SOFR30A + 5.986%), 11/15/2043	1,112,317	0.1
206,574 (5)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/2041	16,930	0.0
1,157,279 (5)	Freddie Mac REMIC Trust 4290 EI, 5.000%, 12/15/2043	204,695	0.0
48,880 (5)	Freddie Mac REMIC Trust 4333 AI, 5.500%, 02/15/2044	7,462	0.0
711,782 (5)	Freddie Mac REMIC Trust 4494 LI, 5.000%, 12/15/2043	37,064	0.0
4,680,000 (3)(5)	Freddie Mac REMIC Trust 4618 SA, 2.213%, (-1.000*SOFR30A + 5.886%), 09/15/2046	495,997	0.0
1,178,217 (5)	Freddie Mac REMIC Trust 4625 BI, 3.500%, 06/15/2046	206,925	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,124,364 (5)	Freddie Mac REMIC Trust 4708 KI, 4.500%, 11/15/2046	$168,009	0.0
7,738,738 (5)	Freddie Mac REMIC Trust 4813 IO, 5.500%, 08/15/2048	1,412,164	0.1
14,643,664 (3)(5)	Freddie Mac REMIC Trust 4903 NS, 2.324%, (-1.000*SOFR30A + 5.986%), 08/25/2049	1,537,026	0.1
9,246,513 (3)(5)	Freddie Mac REMIC Trust 4909 SJ, 2.274%, (-1.000*SOFR30A + 5.936%), 09/25/2049	1,162,867	0.1
3,716,555 (3)(5)	Freddie Mac REMIC Trust 4910 SD, 2.263%, (-1.000*SOFR30A + 5.936%), 06/15/2049	457,638	0.0
11,123,558 (3)(5)	Freddie Mac REMIC Trust 4910 SH, 2.274%, (-1.000*SOFR30A + 5.936%), 09/25/2049	1,440,954	0.1
14,919,580 (3)(5)	Freddie Mac REMIC Trust 4924 SY, 2.274%, (-1.000*SOFR30A + 5.936%), 10/25/2049	1,962,028	0.1
10,002,931 (5)	Freddie Mac REMIC Trust 4967 IQ, 4.000%, 02/25/2050	2,101,458	0.1
35,177,046 (5)	Freddie Mac REMIC Trust 4973 BI, 4.500%, 05/25/2050	8,103,332	0.4
25,831,882 (5)	Freddie Mac REMIC Trust 4974 I, 4.000%, 04/25/2050	5,295,996	0.3
17,034,739 (3)(5)	Freddie Mac REMIC Trust 5009 TS, 2.424%, (-1.000*SOFR30A + 6.086%), 09/25/2050	2,176,800	0.1
24,113,573 (5)	Freddie Mac REMIC Trust 5010 MI, 3.000%, 09/25/2050	3,529,234	0.2
14,622,722 (5)	Freddie Mac REMIC Trust 5036 CI, 4.000%, 12/25/2049	3,017,378	0.2
21,380,933 (5)	Freddie Mac REMIC Trust 5049 UI, 3.000%, 12/25/2050	3,862,384	0.2
7,623,841 (5)	Freddie Mac REMIC Trust 5052 BI, 5.000%, 12/25/2050	1,744,986	0.1
11,660,459 (5)	Freddie Mac REMIC Trust 5074 GI, 2.000%, 02/25/2051	1,298,881	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
19,318,194 (5)	Freddie Mac REMIC Trust 5081 CI, 2.000%, 03/25/2051	$2,155,361	0.1
33,078,199 (5)	Freddie Mac REMIC Trust 5083 IP, 4.000%, 11/25/2048	6,947,781	0.4
11,261,897 (5)	Freddie Mac REMIC Trust 5133 CI, 4.500%, 07/25/2039	1,895,857	0.1
12,971,983 (5)	Freddie Mac REMIC Trust 5138 CI, 4.000%, 07/25/2050	2,718,296	0.1
9,303,597 (5)	Freddie Mac REMIC Trust 5142 LI, 2.500%, 09/25/2051	1,511,963	0.1
4,290,630 (5)	Freddie Mac REMIC Trust 5152 GI, 4.500%, 06/25/2048	985,127	0.1
17,670,761 (5)	Freddie Mac REMIC Trust 5214 IO, 2.000%, 03/25/2051	2,276,908	0.1
6,963,680 (5)	Freddie Mac REMIC Trust 5261 IC, 4.000%, 01/25/2050	1,358,395	0.1
34,343,647 (3)	Freddie Mac REMIC Trust 5502 FD, 5.262%, (SOFR30A + 1.600%), 02/25/2055	34,807,568	1.7
5,100,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 7.062%, (SOFR30A + 3.400%), 10/25/2041	5,156,662	0.3
6,100,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 7.412%, (SOFR30A + 3.750%), 12/25/2041	6,199,235	0.3
5,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 6.012%, (SOFR30A + 2.350%), 12/25/2041	5,036,399	0.3
2,800,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 7.062%, (SOFR30A + 3.400%), 01/25/2042	2,852,036	0.1
2,500,000 (1)(3)	Freddie Mac STACR REMIC Trust 2023-HQA3 M2, 7.012%, (SOFR30A + 3.350%), 11/25/2043	2,609,569	0.1
4,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2024-HQA2 M2, 5.462%, (SOFR30A + 1.800%), 08/25/2044	4,012,576	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2025-HQA1 M2, 5.312%, (SOFR30A + 1.650%), 02/25/2045	$2,004,387	0.1
392,308 (5)	Freddie Mac Strips 224 IO, 6.000%, 03/01/2033	54,485	0.0
226,631 (3)(5)	Freddie Mac Strips 237 S23, 3.313%, (-1.000*SOFR30A + 6.986%), 05/15/2036	24,385	0.0
299,251 (5)	Freddie Mac Strips 260 33, 4.000%, 05/15/2039	43,720	0.0
143,586 (5)	Freddie Mac Strips 287 IO, 3.000%, 10/15/2027	1,929	0.0
141,286 (3)(5)	Freddie Mac Strips 324 144, 6.000%, 06/15/2039	24,847	0.0
6,425,177 (5)	Freddie Mac Strips 390 C3, 3.500%, 11/15/2037	743,683	0.0
6,789,803 (5)	Freddie Mac Strips 400 C8, 6.500%, 05/25/2053	1,292,545	0.1
777,656 (5)	Freddie Mac Strips 405 C30, 4.000%, 12/25/2052	161,133	0.0
2,049,662 (1)(3)	Galton Funding Mortgage Trust 2019-1 B1, 4.250%, 02/25/2059	1,977,906	0.1
1,647,874 (1)(3)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	1,600,549	0.1
1,945,714 (1)(3)	GCAT Trust 2024-INV2 B3, 7.243%, 06/25/2054	2,074,770	0.1
1,964,210 (1)(3)	GCAT Trust 2024-INV4 B4, 7.022%, 12/25/2054	1,997,365	0.1
1,984,225 (1)(3)	GCAT Trust 2025-INV2 B3, 7.020%, 05/25/2055	2,092,499	0.1
995,412 (1)(3)	GCAT Trust 2025-INV4 B3, 7.265%, 08/25/2055	1,067,096	0.1
1,495,063 (1)(3)	GCAT Trust 2025-INV5 B3, 6.608%, 12/25/2055	1,534,865	0.1
2,156,769 (3)(5)	Ginnie Mae 2007-59 SC, 2.710%, (-1.000*TSFR1M + 6.386%), 07/20/2037	200,168	0.0
160,315 (3)(5)	Ginnie Mae 2008-40 SA, 2.613%, (-1.000*TSFR1M + 6.286%), 05/16/2038	7,538	0.0
92,991 (5)	Ginnie Mae 2010-143 JI, 4.000%, 08/16/2039	1,213	0.0
182,800 (5)	Ginnie Mae 2010-4 IP, 5.000%, 01/16/2039	3,722	0.0
340,407 (3)(5)	Ginnie Mae 2010-4 SL, 2.613%, (-1.000*TSFR1M + 6.286%), 01/16/2040	32,140	0.0
902,771 (3)(5)	Ginnie Mae 2011-101 BI, 0.650%, (-1.000*TSFR1M + 6.536%), 11/20/2037	19,415	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
73,145 (3)(5)	Ginnie Mae 2011-101 EI, 6.000%, (-1.000*TSFR1M + 106.946%), 10/16/2039	$13,090	0.0
235,979 (5)	Ginnie Mae 2011-124 KI, 4.000%, 08/20/2039	3,066	0.0
2,250,968 (3)(5)	Ginnie Mae 2011-25 AS, 2.270%, (-1.000*TSFR1M + 5.946%), 02/20/2041	150,371	0.0
8,407 (5)	Ginnie Mae 2012-149 BI, 3.500%, 10/20/2041	615	0.0
740,728 (5)	Ginnie Mae 2012-39 PI, 4.000%, 03/16/2042	65,519	0.0
1,968,894 (3)(5)	Ginnie Mae 2013-103 DS, 2.360%, (-1.000*TSFR1M + 6.036%), 07/20/2043	197,434	0.0
9,966,577 (3)(5)	Ginnie Mae 2013-130 SB, 1.268%, (-1.000*TSFR1M + 4.936%), 09/16/2043	348,298	0.0
3,523,681 (3)(5)	Ginnie Mae 2013-134 DS, 2.310%, (-1.000*TSFR1M + 5.986%), 09/20/2043	338,919	0.0
85,203 (5)	Ginnie Mae 2013-44 LI, 4.500%, 01/16/2043	7,799	0.0
228,489 (5)	Ginnie Mae 2013-81 IO, 4.500%, 01/16/2040	8,067	0.0
5,055,027 (3)(5)	Ginnie Mae 2014-58 SM, 2.313%, (-1.000*TSFR1M + 5.986%), 04/16/2044	461,969	0.0
1,013,022 (5)	Ginnie Mae 2014-84 PI, 4.500%, 04/20/2043	87,029	0.0
1,078,084 (5)	Ginnie Mae 2015-132 BI, 4.000%, 11/20/2044	127,164	0.0
1,627,974 (3)(5)	Ginnie Mae 2015-69 IL, 0.200%, (-1.000*TSFR1M + 6.586%), 07/20/2034	7,532	0.0
115,628 (5)	Ginnie Mae 2015-94 IU, 4.000%, 08/20/2044	14,256	0.0
4,263,281 (3)(5)	Ginnie Mae 2016-66 ES, 2.260%, (-1.000*TSFR1M + 5.936%), 05/20/2046	463,869	0.0
207,583 (5)	Ginnie Mae 2016-8 PI, 4.000%, 10/20/2044	19,733	0.0
8,435,331 (3)(5)	Ginnie Mae 2018-125 HS, 2.460%, (-1.000*TSFR1M + 6.136%), 09/20/2048	899,587	0.0
3,482,879 (3)(5)	Ginnie Mae 2018-153 SQ, 2.410%, (-1.000*TSFR1M + 6.086%), 11/20/2048	263,753	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,503,850 (3)(5)	Ginnie Mae 2018-93 SJ, 2.410%, (-1.000*TSFR1M + 6.086%), 07/20/2048	$752,217	0.0
103,413 (5)	Ginnie Mae 2019-111 TI, 5.000%, 09/20/2049	20,429	0.0
56,723 (5)	Ginnie Mae 2019-86 GI, 6.500%, 07/20/2049	10,737	0.0
253,604 (5)	Ginnie Mae 2019-86 HI, 5.500%, 07/20/2049	57,587	0.0
8,372,308 (3)(5)	Ginnie Mae 2019-89 SC, 2.310%, (-1.000*TSFR1M + 5.986%), 07/20/2049	978,007	0.1
16,580,860 (5)	Ginnie Mae 2020-7 EI, 3.500%, 01/20/2050	3,173,949	0.2
18,828,708 (5)	Ginnie Mae 2021-152 ID, 3.000%, 08/20/2051	3,117,798	0.2
34,041,164 (5)	Ginnie Mae 2021-194 IK, 3.000%, 11/20/2051	5,849,823	0.3
17,743,850 (3)(5)	Ginnie Mae 2022-159 SE, 2.327%, (-1.000*SOFR30A + 6.000%), 09/20/2052	1,496,000	0.1
14,020,133 (5)	Ginnie Mae 2022-56 IG, 4.500%, 07/20/2050	3,200,334	0.2
17,255,886 (5)	Ginnie Mae 2023-24 ID, 3.500%, 06/20/2050	3,319,567	0.2
8,640,154 (3)	Ginnie Mae 2023-57 S, 5.450%, (-1.000*SOFR30A + 13.530%), 04/20/2053	8,141,478	0.4
17,516,140 (5)	Ginnie Mae 2023-70 JI, 5.500%, 06/20/2052	3,156,799	0.2
204,254 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	184,951	0.0
324,403 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	292,027	0.0
817,056 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	737,660	0.0
2,082,853 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 B2, 3.602%, 05/25/2050	1,846,385	0.1
3,288,026 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.602%, 05/25/2050	2,905,078	0.1
1,479,646 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.009%, 08/25/2049	1,329,020	0.1

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
48,418 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	$45,594	0.0
3,286,720 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.355%, 11/25/2049	3,061,390	0.2
3,399,596 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.355%, 11/25/2049	3,140,946	0.2
392,812 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.965%, 03/25/2050	366,477	0.0
400,651 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.965%, 03/25/2050	373,789	0.0
1,602,332 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.406%, 10/25/2050	1,304,984	0.1
1,523,318 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.647%, 08/25/2051	1,225,263	0.1
3,479,544 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ4 B3, 2.610%, 09/25/2051	2,905,475	0.1
893,956 (1)(3)	GS Mortgage-Backed Securities Trust 2021-GR3 B3, 3.374%, 04/25/2052	753,489	0.0
896,238 (1)(3)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.374%, 04/25/2052	748,580	0.0
2,116,721 (1)	GS Mortgage-Backed Securities Trust 2021-PJ9 A4, 2.500%, 02/26/2052	1,744,559	0.1
2,884,368 (1)(3)	GS Mortgage-Backed Securities Trust 2023-PJ6 B2, 6.821%, 04/25/2054	2,973,564	0.2
2,224,112 (1)(3)	GS Mortgage-Backed Securities Trust 2024-PJ1 B2, 6.926%, 06/25/2054	2,339,435	0.1
1,443,486 (1)(3)	GS Mortgage-Backed Securities Trust 2024-PJ2 B3, 5.918%, 07/25/2054	1,421,373	0.1
1,923,958 (1)(3)	GS Mortgage-Backed Securities Trust 2024-PJ4 B2, 5.774%, 08/25/2054	1,921,414	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,314,944 (1)(3)	GS Mortgage-Backed Securities Trust 2025-PJ1 A19, 6.000%, 06/25/2055	$1,324,149	0.1
247,611 (3)	HarborView Mortgage Loan Trust 2007-5 A1A, 4.171%, (TSFR1M + 0.494%), 09/19/2037	219,260	0.0
2,000,000 (1)(3)	Home Re Ltd. 2026-1 M1C, 6.262%, (SOFR30A + 2.600%), 01/25/2036	2,005,939	0.1
435 (3)	HomeBanc Mortgage Trust 2004-1 2A, 4.653%, (TSFR1M + 0.974%), 08/25/2029	429	0.0
2,695,774 (1)	HTAP Issuer Trust 2025-1 A, 6.500%, 11/25/2042	2,687,136	0.1
44,093 (3)	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 4.213%, (TSFR1M + 0.534%), 04/25/2046	41,416	0.0
40,356 (1)(3)	J.P. Morgan Mortgage Trust 2019-2 A3, 3.994%, 08/25/2049	38,097	0.0
917,304 (1)(3)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.443%, 08/25/2049	868,874	0.0
2,222,543 (1)(3)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.443%, 08/25/2049	2,099,604	0.1
879,914 (1)(3)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.600%, 06/25/2049	842,970	0.0
2,244,908 (1)(3)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.146%, 05/25/2052	1,853,590	0.1
420,055 (1)(3)	J.P. Morgan Mortgage Trust 2024-1 A9, 6.000%, 06/25/2054	422,996	0.0
707,253 (3)	JP Morgan Mortgage Trust 2005-A4 B1, 5.573%, 07/25/2035	699,643	0.0
69,495	JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/2036	31,708	0.0
135,448	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	55,198	0.0
389,145	JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/2036	126,465	0.0
784,352 (1)(3)	JP Morgan Mortgage Trust 2014-5 B3, 2.526%, 10/25/2029	759,554	0.0
333,639 (1)(3)	JP Morgan Mortgage Trust 2016-1 B3, 3.771%, 05/25/2046	318,093	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,095,000 (1)(3)	JP Morgan Mortgage Trust 2016-1 B4, 3.771%, 05/25/2046	$1,578,335	0.1
283,840 (1)(3)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	258,571	0.0
657,992 (1)(3)	JP Morgan Mortgage Trust 2017-1 B4, 3.446%, 01/25/2047	589,415	0.0
1,040,073 (1)(3)	JP Morgan Mortgage Trust 2017-3 B1, 3.798%, 08/25/2047	964,826	0.1
1,274,842 (1)(3)	JP Morgan Mortgage Trust 2017-5 B1, 4.702%, 10/26/2048	1,262,073	0.1
454,345 (1)(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.778%, 12/25/2048	416,034	0.0
1,282,863 (1)(3)	JP Morgan Mortgage Trust 2017-6 B4, 3.778%, 12/25/2048	1,164,382	0.1
887,565 (1)(3)	JP Morgan Mortgage Trust 2017-6 B5, 3.778%, 12/25/2048	713,457	0.0
1,788,275 (1)(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.573%, 06/25/2048	1,630,170	0.1
1,828,797 (1)(3)	JP Morgan Mortgage Trust 2018-3 B3, 3.698%, 09/25/2048	1,679,796	0.1
378,055 (1)(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.711%, 10/25/2048	347,206	0.0
77,653 (1)(3)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	70,856	0.0
128,308 (1)(3)	JP Morgan Mortgage Trust 2018-8 A3, 4.000%, 01/25/2049	119,613	0.0
3,211,607 (1)(3)	JP Morgan Mortgage Trust 2018-8 B2, 4.042%, 01/25/2049	2,960,765	0.2
805,400 (1)(3)	JP Morgan Mortgage Trust 2018-9 B2, 4.235%, 02/25/2049	758,725	0.0
126,508 (1)(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	118,366	0.0
247,051 (1)(3)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	232,783	0.0
2,413,719 (1)(3)	JP Morgan Mortgage Trust 2019-5 B1, 4.444%, 11/25/2049	2,294,432	0.1
56,258 (1)(3)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	51,653	0.0
816,814 (1)(3)	JP Morgan Mortgage Trust 2019-7 B3A, 3.218%, 02/25/2050	726,704	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
297,843 (1)(3)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	$269,892	0.0
820,732 (1)(3)	JP Morgan Mortgage Trust 2019-8 B3A, 3.385%, 03/25/2050	733,461	0.0
189,517 (1)(3)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	172,024	0.0
1,262,789 (1)(3)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.672%, 12/25/2049	1,220,938	0.1
1,280,070 (1)(3)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.672%, 12/25/2049	1,234,587	0.1
2,322,706 (1)(3)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.360%, 03/25/2050	2,178,900	0.1
10,156 (1)(3)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	10,114	0.0
52,468 (1)(3)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	52,260	0.0
2,900,337 (1)(3)	JP Morgan Mortgage Trust 2021-6 B3, 2.830%, 10/25/2051	2,343,483	0.1
2,297,211 (1)(3)	JP Morgan Mortgage Trust 2022-2 B3, 3.121%, 08/25/2052	1,877,175	0.1
962,487 (1)(3)	JP Morgan Mortgage Trust 2023-10 B3, 6.156%, 05/25/2054	952,152	0.1
458,863 (1)(3)	JP Morgan Mortgage Trust 2024-CCM1 A3, 5.500%, 04/25/2055	456,930	0.0
1,408,414 (1)(3)	JP Morgan Mortgage Trust 2024-CCM1 B3, 6.512%, 04/25/2055	1,394,472	0.1
1,737,649 (1)(3)	JP Morgan Mortgage Trust 2025-CCM1 B3, 6.083%, 06/25/2055	1,689,468	0.1
1,752,399 (1)(3)	JP Morgan Mortgage Trust Series 2024-4 B2, 7.049%, 10/25/2054	1,855,131	0.1
2,649,043 (1)(3)	JP Morgan Mortgage Trust Series 2024-4 B3, 7.049%, 10/25/2054	2,756,353	0.1
2,407,213 (1)(3)	JP Morgan Mortgage Trust Series 2024-6 B3, 6.889%, 12/25/2054	2,510,706	0.1
378,568 (1)(3)	JP Morgan Trust 2015-3 B3, 3.566%, 05/25/2045	355,990	0.0
1,327,529 (1)(3)	JP Morgan Trust 2015-3 B4, 3.566%, 05/25/2045	1,027,966	0.1
42,090 (3)	Lehman XS Trust Series 2005-5N 1A2, 4.153%, (TSFR1M + 0.474%), 11/25/2035	42,478	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,678,625 (1)(3)	Mello Mortgage Capital Acceptance 2021-MTG3 B3, 2.899%, 07/01/2051	$1,374,455	0.1
2,617,749 (1)(3)	Mello Mortgage Capital Acceptance 2022-INV1 B3, 3.313%, 03/25/2052	2,183,727	0.1
879,460 (3)	Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 4.093%, (TSFR1M + 0.414%), 08/25/2036	182,771	0.0
975,162 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2024-2 B3, 7.100%, 03/25/2054	999,309	0.1
978,504 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2024-4 B3, 6.943%, 09/25/2054	1,011,616	0.1
196,271 (1)(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	194,767	0.0
1,300,000 (1)(3)	Oaktown Re VII Ltd. 2021-2 M1C, 7.012%, (SOFR30A + 3.350%), 04/25/2034	1,313,171	0.1
131,544 (1)(3)	OBX Trust 2019-EXP3 1A9, 3.500%, 10/25/2059	124,214	0.0
252,996 (1)(3)	OBX Trust 2019-INV2 A25, 4.000%, 05/27/2049	236,328	0.0
196,997 (1)(3)	OBX Trust 2020-INV1 A21, 3.500%, 12/25/2049	177,475	0.0
1,584,222 (1)(3)	OBX Trust 2022-J1 A14, 2.500%, 02/25/2052	1,300,269	0.1
2,500,000 (1)(3)	OBX Trust 2022-NQM4 A1B, 3.900%, 04/25/2062	2,393,312	0.1
1,570,051 (1)(3)	OBX Trust 2025-J2 A19, 5.500%, 09/25/2055	1,557,860	0.1
1,985,663 (1)(3)	Oceanview Mortgage Trust 2021-1 B3, 2.718%, 05/25/2051	1,606,031	0.1
1,944,505 (1)(3)	PMT Loan Trust 2025-INV12 A29, 5.500%, 12/25/2056	1,930,240	0.1
840,397 (1)(3)	PMT Loan Trust 2025-J3 A29, 5.500%, 11/27/2056	831,631	0.0
922,695,792 (1)(5)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	5,671,396	0.3
10,634	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	9,459	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
121,950 (1)(3)	PSMC Trust 2019-3 A12, 3.500%, 11/25/2049	$112,773	0.0
1,990,588 (1)(3)	RCKT Mortgage Trust 2019-1 B2A, 3.898%, 09/25/2049	1,830,262	0.1
1,408,018 (1)(3)	RCKT Mortgage Trust 2020-1 B2A, 3.470%, 02/25/2050	1,273,199	0.1
5,009,152 (1)(3)	RCKT Mortgage Trust 2021-6 B3, 2.791%, 12/25/2051	4,025,951	0.2
772,494 (1)(3)	RCKT Mortgage Trust 2022-3 A21, 3.000%, 05/25/2052	664,638	0.0
3,115,275 (1)	Redwood Funding Trust 2025-3 A, 6.231%, 12/27/2056	3,144,873	0.2
555,136 (1)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	535,689	0.0
1,024,295 (1)(3)	Sequoia Mortgage Trust 2017-1 B2, 3.601%, 02/25/2047	971,007	0.1
957,917 (1)(3)	Sequoia Mortgage Trust 2018-6 B1, 4.166%, 07/25/2048	920,922	0.1
430,397 (1)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.434%, 03/25/2048	411,734	0.0
1,715,613 (1)(3)	Sequoia Mortgage Trust 2019-5 B2, 3.707%, 12/25/2049	1,579,377	0.1
1,716,402 (1)(3)	Sequoia Mortgage Trust 2019-5 B3, 3.707%, 12/25/2049	1,572,937	0.1
639,238 (1)(3)	Sequoia Mortgage Trust 2019-CH1 B2B, 4.912%, 03/25/2049	626,969	0.0
115,156 (1)(3)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	108,414	0.0
1,652,558 (1)(3)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.499%, 09/25/2049	1,584,080	0.1
146,481 (1)(3)	Sequoia Mortgage Trust 2020-1 A1, 3.500%, 02/25/2050	134,562	0.0
1,271,148 (1)(3)	Sequoia Mortgage Trust 2020-2 B3, 3.626%, 03/25/2050	1,134,731	0.1
1,122,766 (1)(3)	Sequoia Mortgage Trust 2021-5 B3, 3.048%, 07/25/2051	941,560	0.1
1,532,130 (1)(3)	Sequoia Mortgage Trust 2024-3 A19, 6.000%, 04/25/2054	1,537,684	0.1
853,368 (1)	Sequoia Mortgage Trust 2024-4 A19, 6.000%, 05/25/2054	859,341	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
906,206 (1)(3)	Sequoia Mortgage Trust 2024-9 A20, 5.500%, 10/25/2054	$899,962	0.0
1,361,300 (1)	Sequoia Mortgage Trust 2025-1 A19, 6.000%, 01/25/2055	1,370,829	0.1
1,907,519 (1)(3)	Sequoia Mortgage Trust 2025-10 A28, 6.000%, 11/25/2055	1,918,487	0.1
2,251,642 (1)(3)	Shellpoint Co.-Originator Trust 2017-2 B3, 3.615%, 10/25/2047	2,090,278	0.1
1,698,478 (1)(3)	Shellpoint Co-Originator Trust 2017-2 B2, 3.615%, 10/25/2047	1,583,216	0.1
4,000,000 (1)(3)	Splitero Trust 2025-1 A1, 5.750%, 12/25/2055	3,932,718	0.2
2,000,000 (1)(3)	Starwood Mortgage Residential Trust 2022-2 M1, 4.200%, 02/25/2067	1,577,654	0.1
15,165 (3)	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 3A1, 5.238%, 03/25/2035	13,872	0.0
2,303,237 (1)(3)	UWM Mortgage Trust 2021-INV4 B3, 3.213%, 12/25/2051	1,897,260	0.1
46,411,604 (3)(5)	WaMu Mortgage Pass-Through Certificates 2005-AR1 X, 0.252%, 01/25/2045	466	0.0
17,896,297 (3)(5)	WaMu Mortgage Pass-Through Certificates 2005-AR2 X, 0.141%, 01/25/2045	180	0.0
8,607 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.494%, 10/25/2036	8,114	0.0
42,934 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 2A3, 3.660%, 10/25/2036	39,489	0.0
223,771 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR14 1A4, 3.988%, 11/25/2036	203,780	0.0
57,854 (3)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.108%, 12/25/2036	53,501	0.0
288,091 (3)	WaMu Mortgage Pass-Through Certificates 2007-HY3 1A1, 3.639%, 03/25/2037	244,155	0.0
399,370 (3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 5.239%, 07/25/2034	380,788	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
79,450 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2004-AR4 A6, 5.373%, 06/25/2034	$78,005	0.0
58,227 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2006-AR14 1A3, 3.988%, 11/25/2036	53,025	0.0
336,084 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-10 2A3, 4.693%, (TSFR1M + 1.014%), 11/25/2035	305,155	0.0
371,464	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-5 CB3, 5.500%, 07/25/2035	350,252	0.0
502,834 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-5 2CB2, 4.393%, (TSFR1M + 0.714%), 07/25/2036	320,866	0.0
1,413,643 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR5 3A, 4.799%, (12MTA + 0.940%), 07/25/2046	883,245	0.0
586,618 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR6 2A, 4.819%, (12MTA + 0.960%), 08/25/2046	344,140	0.0
356,302	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-10 2A9, 6.000%, 11/25/2035	341,830	0.0
74,066	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	64,427	0.0
15,405 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.223%, (TSFR1M + 0.544%), 06/25/2037	13,556	0.0
263,167 (3)	Wells Fargo Mortgage Backed Securities Trust 2006-AR12 1A1, 6.768%, 09/25/2036	240,614	0.0

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
50,577 (3)	Wells Fargo Mortgage Backed Securities Trust 2007-AR7 A1, 6.024%, 12/28/2037	$46,099	0.0
1,365,350 (1)(3)	Wells Fargo Mortgage Backed Securities Trust 2019-4 B3, 3.512%, 09/25/2049	957,137	0.1
1,710,491 (1)(3)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.362%, 12/25/2049	1,507,279	0.1
2,494,097 (1)(3)	Wells Fargo Mortgage Backed Securities Trust 2020-4 B2, 3.140%, 07/25/2050	2,252,672	0.1
1,749,668 (1)(3)	Wells Fargo Mortgage Backed Securities Trust 2021-1 B3, 2.700%, 12/25/2050	1,329,938	0.1
281,502 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.757%, 08/20/2045	260,598	0.0

	Total Collateralized Mortgage Obligations (Cost $548,657,992)	526,381,698	26.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 14.5%
5,000,000 (1)(3)	ACREC LLC 2026-FL4 A, 5.130%, (TSFR1M + 1.450%), 01/18/2043	5,009,481	0.3
5,000,000 (1)(3)	ARDN Mortgage Trust 2025-ARCP A, 5.423%, (TSFR1M + 1.750%), 06/15/2035	4,988,316	0.2
593,187 (1)(3)	AREIT LLC 2023-CRE8 A, 5.790%, (TSFR1M + 2.112%), 08/17/2041	593,932	0.0
3,500,000 (1)(3)	ARES1 2024-IND2 A, 5.116%, (TSFR1M + 1.443%), 10/15/2034	3,504,064	0.2
1,500,000 (1)	ARZ Trust 2024-BILT C, 6.361%, 06/11/2039	1,514,952	0.1
3,400,000 (1)	Atrium Hotel Portfolio Trust 2024-ATRM B, 5.501%, 11/10/2029	3,453,559	0.2
2,500,000 (1)(3)	BAHA Trust 2024-MAR B, 6.385%, 12/10/2041	2,580,434	0.1
2,000,000 (1)(3)	BAMLL Trust 2025-ASHF A, 5.523%, (TSFR1M + 1.850%), 02/15/2042	1,994,469	0.1
1,000,000 (1)(3)	BAMLL Trust 2025-ASHF B, 6.023%, (TSFR1M + 2.350%), 02/15/2042	998,693	0.1
685,000 (3)	BANK 2017-BNK4 C, 4.372%, 05/15/2050	609,537	0.0
8,862,235 (3)(5)	BANK 2019-BN16 XA, 0.929%, 02/15/2052	170,669	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
47,710,688 (3)(5)	BANK 2019-BN17 XA, 0.998%, 04/15/2052	$1,155,450	0.1
56,702,305 (3)(5)	BANK 2019-BN22 XA, 0.579%, 11/15/2062	1,024,095	0.1
2,500,000 (3)	BANK5 2024-5YR10 C, 5.743%, 10/15/2057	2,483,321	0.1
9,575,308 (3)(5)	BBCMS Trust 2021-C10 XA, 1.194%, 07/15/2054	446,071	0.0
2,000,000 (1)(3)	BDS LLC 2024-FL13 A, 5.253%, (TSFR1M + 1.576%), 09/19/2039	2,003,979	0.1
417,233 (1)(3)	BDS Ltd. 2021-FL10 A, 5.144%, (TSFR1M + 1.464%), 12/16/2036	417,277	0.0
93,046,439 (3)(5)	Benchmark Mortgage Trust 2018-B7 XA, 0.392%, 05/15/2053	698,053	0.0
43,200,958 (3)(5)	Benchmark Mortgage Trust 2019-B10 XA, 1.208%, 03/15/2062	1,320,394	0.1
42,285,000 (1)(3)(5)	Benchmark Mortgage Trust 2019-B10 XB, 0.902%, 03/15/2062	1,029,657	0.1
37,410,513 (3)(5)	Benchmark Mortgage Trust 2019-B12 XA, 1.016%, 08/15/2052	854,005	0.0
3,090,000 (1)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	2,117,774	0.1
950,000 (3)	Benchmark Mortgage Trust 2020-B16 AM, 2.944%, 02/15/2053	865,839	0.0
16,285,046 (3)(5)	Benchmark Mortgage Trust 2021-B24 XA, 1.128%, 03/15/2054	629,777	0.0
9,375,562 (3)(5)	Benchmark Mortgage Trust 2021-B28 XA, 1.236%, 08/15/2054	437,983	0.0
1,000,000 (3)	Benchmark Mortgage Trust 2025-V17 C, 5.873%, 09/15/2058	1,003,596	0.1
2,000,000	Benchmark Mortgage Trust 2025-V18 C, 6.139%, 10/15/2058	1,996,724	0.1
1,853,994 (1)(3)	BFLD Mortgage Trust 2024-WRHS A, 5.165%, (TSFR1M + 1.492%), 07/15/2039	1,856,121	0.1
5,000,000 (1)(3)	BHMS Commercial Mortgage Trust 2025-ATLS B, 6.223%, (TSFR1M + 2.550%), 08/15/2042	5,012,431	0.3
2,653,000 (1)(6)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	2,351,666	0.1
4,100,000 (1)(3)	BMP 2024-MF23 C, 5.514%, (TSFR1M + 1.841%), 06/15/2041	4,104,250	0.2

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,500,000 (1)(3)	Brspl3 Ltd. 2026-FL3 A, 5.127%, (TSFR1M + 1.450%), 08/19/2043	$2,503,097	0.1
2,650,000 (1)(3)	Brspl3 Ltd. 2026-FL3 AS, 5.377%, (TSFR1M + 1.700%), 08/19/2043	2,654,709	0.1
1,000,000 (1)(3)	BSPRT Issuer LLC 2025-FL12 A, 5.064%, (TSFR1M + 1.386%), 01/17/2043	999,715	0.1
2,391,012 (1)(3)	BX 2024-BRVE A, 5.514%, (TSFR1M + 1.841%), 04/15/2041	2,394,796	0.1
4,326,923 (1)(3)	BX 2024-PALM A, 5.214%, (TSFR1M + 1.541%), 06/15/2037	4,329,171	0.2
4,970,000 (1)(3)	BX Commercial Mortgage Trust 2021-21M E, 5.958%, (TSFR1M + 2.285%), 10/15/2036	4,969,965	0.2
1,974,013 (1)(3)	BX Commercial Mortgage Trust 2024-KING A, 5.214%, (TSFR1M + 1.541%), 05/15/2034	1,976,188	0.1
1,328,182 (1)(3)	BX Commercial Mortgage Trust 2024-MF D, 6.362%, (TSFR1M + 2.690%), 02/15/2039	1,330,759	0.1
1,598,366 (1)(3)	BX Commercial Mortgage Trust 2024-XL4 A, 5.115%, (TSFR1M + 1.442%), 02/15/2039	1,602,158	0.1
1,198,775 (1)(3)	BX Commercial Mortgage Trust 2024-XL4 C, 5.863%, (TSFR1M + 2.191%), 02/15/2039	1,203,221	0.1
4,550,000 (1)(3)	BX Commercial Mortgage Trust 2024-XL5 C, 5.613%, (TSFR1M + 1.941%), 03/15/2041	4,557,772	0.2
2,000,000 (1)(3)	BX Commercial Mortgage Trust 2026-VLT9 A, 5.373%, (TSFR1M + 1.700%), 03/15/2045	1,994,208	0.1
3,500,000 (1)(3)	BX Trust 2021-LBA EJV, 6.037%, (TSFR1M + 2.364%), 02/15/2036	3,497,350	0.2
2,767,834 (1)(3)	BX Trust 2021-LBA EV, 6.037%, (TSFR1M + 2.364%), 02/15/2036	2,765,739	0.1
845,329 (1)(3)	BX Trust 2021-RISE B, 5.037%, (TSFR1M + 1.364%), 11/15/2036	845,260	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,391,964 (1)(3)	BX Trust 2021-SDMF E, 5.374%, (TSFR1M + 1.701%), 09/15/2034	$1,390,532	0.1
1,141,538 (1)(3)	BX Trust 2022-VAMF F, 6.972%, (TSFR1M + 3.299%), 01/15/2039	1,138,447	0.1
1,283,331 (1)(3)	BX Trust 2024-CNYN C, 5.614%, (TSFR1M + 1.941%), 04/15/2041	1,284,274	0.1
1,500,000 (1)(3)	BX Trust 2024-VLT4 A, 5.164%, (TSFR1M + 1.491%), 06/15/2041	1,492,484	0.1
2,000,000 (1)(3)	BX Trust 2025-DELC A, 5.223%, (TSFR1M + 1.550%), 12/15/2042	2,004,861	0.1
2,440,039 (1)(3)	BX Trust 2025-ROIC C, 5.216%, (TSFR1M + 1.543%), 03/15/2030	2,422,571	0.1
5,000,000 (1)(3)	BX Trust 2025-VLT6 C, 5.865%, (TSFR1M + 2.192%), 03/15/2042	4,960,551	0.2
5,000,000 (1)(3)	BX Trust 2025-VOLT C, 6.023%, (TSFR1M + 2.350%), 12/15/2044	4,981,160	0.2
2,400,000 (1)(3)	BX Trust 2026-CART A, 4.723%, (TSFR1M + 1.050%), 02/15/2036	2,382,943	0.1
1,000,000 (1)(3)	BXMT Ltd. 2026-FL6 A, 5.127%, (TSFR1M + 1.450%), 08/19/2043	1,000,438	0.1
4,000,000 (1)(3)	Caliun 2024-SUN A, 5.560%, (TSFR1M + 1.891%), 07/15/2041	4,005,639	0.2
1,660,000 (3)	Cantor Commercial Real Estate Lending 2019-CF1 B, 4.178%, 05/15/2052	1,503,173	0.1
30,167,787 (3)(5)	Cantor Commercial Real Estate Lending 2019-CF2 XA, 1.133%, 11/15/2052	945,632	0.0
1,250,000 (3)	CCUBS Commercial Mortgage Trust 2017-C1 B, 4.159%, 11/15/2050	1,196,665	0.1
76,730	CD Mortgage Trust 2016-CD1 XA, 1.330%, 08/10/2049	268	0.0
164,919	Citigroup Commercial Mortgage Trust 2015-GC31 A4, 3.762%, 06/10/2048	161,901	0.0
8,616,156 (3)(5)	COMM Mortgage Trust 2016-COR1 XA, 1.285%, 10/10/2049	24,164	0.0
1,500,000 (3)	COMM Mortgage Trust 2017-COR2 B, 4.206%, 09/10/2050	1,456,355	0.1
3,000,000 (1)(3)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	3,013,114	0.2

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000 (1)(3)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	$3,051,844	0.2
36,699	Commercial Mortgage Pass Through Certificates 2012-LTRT XA, 0.783%, 10/05/2030	38	0.0
1,500,000 (1)(3)	CONE Trust 2024-DFW1 A, 5.314%, (TSFR1M + 1.642%), 08/15/2041	1,491,351	0.1
2,200,000 (3)	CSAIL Commercial Mortgage Trust 2020-C19 B, 3.476%, 03/15/2053	1,810,470	0.1
3,650,000 (1)(3)	DC Trust 2024-HLTN A, 5.727%, 04/13/2040	3,667,615	0.2
2,750,000 (1)(3)	DK Trust 2024-SPBX D, 6.423%, (TSFR1M + 2.750%), 03/15/2034	2,755,572	0.1
2,000,000 (1)(3)	DTP Commercial Mortgage Trust 2023-STE2 A, 5.454%, 01/15/2041	2,024,802	0.1
2,000,000 (1)	ELM Trust 2024-ELM C15, 5.777%, 06/10/2039	2,005,589	0.1
1,500,000 (1)(3)	Extended Stay America Trust 2025-ESH D, 6.273%, (TSFR1M + 2.600%), 10/15/2042	1,505,592	0.1
2,000,000 (1)(3)	Extended Stay America Trust 2025-ESH E, 7.023%, (TSFR1M + 3.350%), 10/15/2042	2,008,708	0.1
1,981,358 (1)(3)	Extended Stay America Trust 2026-ESH2 D, 5.923%, (TSFR1M + 2.250%), 02/15/2043	1,990,240	0.1
2,500,000 (1)(3)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU D, 6.273%, (TSFR1M + 2.600%), 12/15/2039	2,511,360	0.1
2,412,358 (3)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 0.978%, 08/25/2036	170,297	0.0
5,000,000 (1)(3)	FS Rialto Issuer LLC 2025-FL10 A, 5.062%, (TSFR1M + 1.385%), 08/19/2042	5,000,129	0.2
4,690,000 (1)	GAM RE-REMIC Trust 2022-FRR3 BK71, 1.938%, 11/27/2050	4,371,595	0.2
210,287 (1)(6)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	206,532	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,500,000 (1)(3)	Great Wolf Trust 2024-WOLF D, 6.563%, (TSFR1M + 2.890%), 03/15/2039	$2,510,173	0.1
2,500,000 (1)(3)	Greystone CRE Notes LLC 2025-FL4 A, 5.154%, (TSFR1M + 1.481%), 01/15/2043	2,501,021	0.1
500,000 (3)	GS Mortgage Securities Trust 2018-GS9 B, 4.321%, 03/10/2051	464,921	0.0
30,081,303 (3)(5)	GS Mortgage Securities Trust 2019-GC40 XA, 1.098%, 07/10/2052	851,900	0.0
660,000	GS Mortgage Securities Trust 2019-GSA1 B, 3.511%, 11/10/2052	610,054	0.0
80,032,599 (3)(5)	GS Mortgage Securities Trust 2019-GSA1 XA, 0.800%, 11/10/2052	1,811,198	0.1
1,800,000 (1)(3)	GSJP Trust 2025-BEDS A, 5.173%, (TSFR1M + 1.500%), 12/15/2042	1,791,434	0.1
5,000,000 (1)(3)	GSMS Trustair 2024-FAIR A, 5.484%, 07/15/2029	5,085,574	0.3
1,000,000 (1)(3)	HLTN Commercial Mortgage Trust 2024-DPLO A, 5.314%, (TSFR1M + 1.642%), 06/15/2041	1,001,201	0.1
5,300,000 (1)(3)	HTL Commercial Mortgage Trust 2024-T53 A, 5.876%, 05/10/2039	5,343,021	0.3
4,000,000 (1)(3)	INTOWN Mortgage Trust 2025-STAY D, 6.523%, (TSFR1M + 2.850%), 03/15/2042	3,999,808	0.2
3,002,793 (1)(3)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 5.880%, (TSFR1M + 2.207%), 07/15/2036	2,116,969	0.1
2,000,000 (1)(3)	KIND Commercial Mortgage Trust 2024-1 A, 5.563%, (TSFR1M + 1.890%), 08/15/2041	2,001,663	0.1
4,456,048 (1)(3)	KSL Commercial Mortgage Trust 2024-HT2 B, 5.714%, (TSFR1M + 2.042%), 12/15/2039	4,455,396	0.2
2,000,000 (1)(3)	LoanCore 2025 Issuer LLC 2025-CRE8 A, 5.063%, (TSFR1M + 1.385%), 08/17/2042	2,000,134	0.1

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
8,494,762 (1)(3)(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.869%, 03/10/2050	$24,565	0.0
2,750,000 (1)(3)	LSTR Trust 2026-HTL6 A, 5.173%, (TSFR1M + 1.500%), 12/15/2040	2,743,356	0.1
1,224,652 (1)(3)	MCR Mortgage Trust 2024-HTL D, 7.578%, (TSFR1M + 3.905%), 02/15/2037	1,223,156	0.1
1,000,000 (1)(3)	MED Commercial Mortgage Trust 2024-MOB A, 5.264%, (TSFR1M + 1.592%), 05/15/2041	993,231	0.1
3,000,000 (1)(3)	MF1 LLC 2025-FL17 A, 5.000%, (TSFR1M + 1.320%), 02/18/2040	3,001,993	0.2
2,560,000 (1)(3)	MHP 2022-MHIL E, 6.283%, (TSFR1M + 2.611%), 01/15/2039	2,561,188	0.1
1,500,000 (1)(3)	MHP Commercial Mortgage Trust 2025-MHIL2 D, 6.323%, (TSFR1M + 2.650%), 09/15/2040	1,494,318	0.1
30,039,070 (3)(5)	Morgan Stanley Capital I 2017-HR2 XA, 0.846%, 12/15/2050	397,690	0.0
1,650,000 (1)(3)	MTN Commercial Mortgage Trust 2022-LPFL A, 5.077%, (TSFR1M + 1.397%), 03/15/2039	1,649,526	0.1
3,000,000 (1)(3)	NYC Commercial Mortgage Trust 2025-3BP A, 4.885%, (TSFR1M + 1.213%), 02/15/2042	2,982,476	0.1
1,500,000 (1)(3)	NYC Commercial Mortgage Trust 2025-3BP C, 5.565%, (TSFR1M + 1.892%), 02/15/2042	1,496,452	0.1
5,000,000 (1)(3)	ORL Trust 2024-GLKS C, 5.964%, (TSFR1M + 2.291%), 12/15/2039	5,015,467	0.3
871,143 (1)(3)	PFP Ltd. 2024-11 A, 5.501%, (TSFR1M + 1.832%), 09/17/2039	873,044	0.0
13,000,000 (1)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	12,493,534	0.6
1,000,000 (1)(3)	PRM Trust 2025-PRM6 C, 5.008%, 07/05/2033	993,560	0.1
2,000,000 (1)(3)	PRM Trust 2025-PRM6 D, 5.677%, 07/05/2033	1,989,549	0.1
2,000,000 (1)(3)	PRM7 Trust 2025-PRM7 D, 5.661%, 11/10/2042	1,969,548	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
8,030,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB64, 2.168%, 03/01/2050	$7,722,301	0.4
1,750,000 (1)(6)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	1,670,003	0.1
2,500,000 (1)(3)	SHR Trust 2024-LXRY A, 5.623%, (TSFR1M + 1.950%), 10/15/2041	2,500,828	0.1
3,000,000 (1)(3)	SMRT 2022-MINI E, 6.373%, (TSFR1M + 2.700%), 01/15/2039	2,990,514	0.1
4,000,000 (1)(3)	SPGN Trust 2026-TFLM A, 4.973%, (TSFR1M + 1.300%), 02/15/2041	3,983,563	0.2
1,000,000 (1)(3)	STWD LLC 2025-FL4 B, 5.627%, (TSFR1M + 1.950%), 11/19/2042	1,000,248	0.1
2,500,000 (1)(3)	SWCH Commercial Mortgage Trust 2025-DATA B, 5.515%, (TSFR1M + 1.842%), 02/15/2042	2,469,585	0.1
2,500,000 (1)(3)	SWCH Commercial Mortgage Trust 2025-DATA C, 5.765%, (TSFR1M + 2.092%), 02/15/2042	2,466,231	0.1
4,168,239 (1)	THPT Mortgage Trust 2023-THL A, 6.996%, 12/10/2034	4,199,338	0.2
20,763,682 (3)(5)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.518%, 04/15/2052	717,414	0.0
3,000,000 (1)(3)	VTR Commercial Mortgage Trust 2025-STEM A, 4.698%, 10/13/2039	2,975,601	0.1
1,000,000 (3)	Wells Fargo Commercial Mortgage Trust 2017-C41 B, 4.188%, 11/15/2050	960,619	0.0
2,588,000	Wells Fargo Commercial Mortgage Trust 2019-C49 B, 4.546%, 03/15/2052	2,521,922	0.1
2,500,000 (1)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 2.500%, 04/15/2054	1,702,973	0.1
18,671,683 (3)(5)	Wells Fargo Commercial Mortgage Trust 2021-C59 XA, 1.479%, 04/15/2054	989,942	0.1
2,000,000 (3)	Wells Fargo Commercial Mortgage Trust 2025-5C5 C, 6.014%, 07/15/2058	2,006,864	0.1

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-B33RP A, 5.023%, (TSFR1M + 1.350%), 08/15/2042	$5,000,474	0.2
2,000,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-VTT C, 5.445%, 03/15/2038	2,004,648	0.1

	Total Commercial Mortgage-Backed Securities (Cost $290,894,990)	291,117,771	14.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.0%
	Government National Mortgage Association: 8.9%
5,000,000 (4)	4.000%, 04/20/2056	4,684,443	0.2
3,600,000 (4)	4.500%, 04/20/2053	3,478,369	0.2
134,705	6.000%, 02/20/2055	139,246	0.0
2,075,779	6.000%, 12/20/2064	2,121,374	0.1
659,131	6.000%, 02/20/2065	673,609	0.0
1,796,789	6.000%, 05/20/2065	1,836,257	0.1
1,860,068	6.000%, 05/20/2065	1,900,927	0.1
611,209	6.500%, 12/20/2054	644,832	0.0
2,245,159	6.500%, 02/20/2055	2,391,689	0.1
4,004,813	6.500%, 02/20/2055	4,268,620	0.2
21,176,280	6.500%, 02/20/2055	22,737,318	1.1
1,339,943	6.500%, 03/20/2055	1,429,016	0.1
1,725,661	6.500%, 03/20/2055	1,840,376	0.1
877,243	6.500%, 04/20/2055	921,268	0.0
1,148,805	6.500%, 04/20/2055	1,220,667	0.1
1,705,394	6.500%, 04/20/2055	1,807,440	0.1
46,700,000 (4)	6.500%, 04/20/2055	48,539,379	2.4
5,128,173	6.500%, 08/20/2055	5,545,639	0.3
1,028,336	6.500%, 09/20/2055	1,084,751	0.1
37,948,065	6.500%, 09/20/2055	40,762,772	2.0
134,790	6.500%, 10/20/2064	140,770	0.0
172,186	6.500%, 03/20/2065	179,825	0.0
322,622	6.500%, 04/20/2065	336,935	0.0
2,865,881	6.500%, 04/20/2065	2,993,029	0.2
93,109	6.500%, 05/20/2065	97,240	0.0
976,393	6.500%, 05/20/2065	1,019,712	0.1
1,070,298	6.500%, 05/20/2065	1,117,781	0.1
17,942,125	6.500%, 05/20/2065	18,738,149	0.9
1,406,590	6.500%, 06/20/2065	1,468,995	0.1
1,816,485	6.500%, 06/20/2065	1,897,075	0.1
2,397,470	6.500%, 07/20/2065	2,503,837	0.1
		178,521,340	8.9
	Uniform Mortgage-Backed Securities: 1.1%
3,000,000 (4)	4.500%, 04/01/2056	2,895,720	0.1
19,278,000 (4)	5.000%, 04/01/2056	19,015,068	1.0
2,140	5.500%, 10/01/2039	2,201	0.0
		21,912,989	1.1
	Total U.S. Government Agency Obligations (Cost $198,016,737)	200,434,329	10.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 9.5%
	Home Equity Asset-Backed Securities: 0.6%
1,514,850 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	$1,244,095	0.1
2,737,870 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	2,062,685	0.1
259,987 (3)	GSAA Home Equity Trust 2006-3 A3, 4.393%, (TSFR1M + 0.714%), 03/25/2036	122,841	0.0
1,710,491 (3)	GSAA Home Equity Trust 2006-4 4A3, 3.972%, 03/25/2036	1,014,535	0.1
764,419 (3)	GSAA Home Equity Trust 2007-1 1A1, 3.953%, (TSFR1M + 0.274%), 02/25/2037	209,358	0.0
740,778 (3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	250,666	0.0
647,799 (3)	Morgan Stanley Mortgage Loan Trust 2007-10XS A2, 6.250%, 02/25/2037	362,494	0.0
286,882 (3)	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 4.253%, (TSFR1M + 0.574%), 02/25/2037	262,901	0.0
884,533 (1)	Unlock HEA Trust 2024-2 A, 6.500%, 10/25/2039	882,815	0.0
2,841,021 (1)	Unlock HEA Trust 2025-1 A, 6.750%, 07/25/2041	2,851,637	0.1
3,436,104 (1)	Unlock HEA Trust 2025-2 A, 6.000%, 11/25/2041	3,405,203	0.2
		12,669,230	0.6

	Other Asset-Backed Securities: 8.2%
2,950,000 (1)(3)	AB BSL CLO 3 Ltd. 2021-3A D1R, 6.318%, (TSFR3M + 2.650%), 04/20/2038	2,856,659	0.1
1,500,000 (1)(3)	AMMC CLO 25 Ltd. 2022-25A CR2, 5.622%, (TSFR3M + 1.950%), 10/15/2038	1,502,832	0.1
1,800,000 (1)	Applebee's Funding LLC / IHOP Funding LLC 2025-1A A2, 6.720%, 06/07/2055	1,802,736	0.1
139,422 (1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	135,845	0.0

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
500,000 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D, 6.687%, (TSFR1M + 3.014%), 11/15/2036	$500,835	0.0
1,030,000 (1)(3)	Bain Capital Credit CLO Ltd. 2017-2A CR3, 5.868%, (TSFR3M + 2.200%), 07/25/2037	1,030,605	0.1
3,600,000 (1)(3)	Bain Capital Credit CLO Ltd. 2024-1A CR, 5.431%, (TSFR3M + 1.750%), 04/16/2039	3,596,548	0.2
7,000,000 (1)(3)	Ballyrock CLO 20 Ltd. 2022-20A BR3, 5.322%, (TSFR3M + 1.650%), 10/15/2036	6,951,364	0.3
3,500,000 (1)(3)	Ballyrock Clo 29 Ltd. 2025-29A B, 5.618%, (TSFR3M + 1.950%), 07/25/2038	3,503,804	0.2
7,000,000 (1)(3)	Benefit Street Partners CLO V-B Ltd. 2018-5BA CR, 5.818%, (TSFR3M + 2.150%), 07/20/2037	7,009,464	0.4
3,050,000 (1)(3)	Birch Grove CLO 12 Ltd. 2025-12A D2, 7.419%, (TSFR3M + 3.750%), 04/22/2038	2,942,939	0.1
1,600,000 (1)(3)	Birch Grove Clo 9 Ltd. 2024-9A C, 5.669%, (TSFR3M + 2.000%), 10/22/2037	1,601,882	0.1
1,000,000 (1)(3)	BlueMountain CLO Ltd. 2013-2A CR, 5.881%, (TSFR3M + 2.212%), 10/22/2030	1,000,424	0.1
2,000,000 (1)(3)	BlueMountain CLO XXIX Ltd. 2020-29A CR, 6.030%, (TSFR3M + 2.362%), 07/25/2034	1,997,902	0.1
796,000 (1)	Bojangles Issuer LLC 2024-1A A2, 6.584%, 11/20/2054	801,466	0.0
4,600,000 (1)(3)	CARLYLE US CLO Ltd. 2017-3A CR2, 5.670%, (TSFR3M + 2.000%), 10/21/2037	4,612,852	0.2
3,300,000 (1)(3)	CBAM Ltd. 2017-1A CR2, 5.768%, (TSFR3M + 2.100%), 01/20/2038	3,312,923	0.2
4,300,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A CRR, 5.518%, (TSFR3M + 1.850%), 01/17/2038	4,279,983	0.2
2,600,000 (1)(3)	CIFC Funding Ltd. 2024-3A C, 5.870%, (TSFR3M + 2.200%), 07/21/2037	2,606,534	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
5,000,000 (1)(3)	Crown City CLO V 2023-5A BR, 6.268%, (TSFR3M + 2.600%), 04/20/2037	$4,991,365	0.3
483,495 (3)	CWABS Asset-Backed Certificates Trust 2005-AB2 M1, 4.498%, (TSFR1M + 0.819%), 09/25/2035	478,748	0.0
2,750,000 (1)(3)	Dryden 30 Senior Loan Fund 2013-30A DR, 6.514%, (TSFR3M + 2.862%), 11/15/2028	2,741,260	0.1
1,750,000 (1)(3)	Dryden 55 CLO Ltd. 2018-55A C, 5.834%, (TSFR3M + 2.162%), 04/15/2031	1,746,652	0.1
2,100,000 (1)(3)	Flatiron CLO 23 LLC 2023-1A CR, 5.468%, (TSFR3M + 1.800%), 04/17/2036	2,088,078	0.1
973,627 (1)(3)	FS Rialto 2021-FL3 A, 5.037%, (TSFR1M + 1.364%), 11/16/2036	973,554	0.1
2,350,000 (1)(3)	ICG US CLO Ltd. 2014-1A BR3, 5.423%, (TSFR3M + 1.750%), 10/20/2034	2,349,929	0.1
3,570,000 (1)(3)	Invesco CLO Ltd. 2021-3A BR, 5.169%, (TSFR3M + 1.500%), 10/22/2034	3,555,852	0.2
5,750,000 (1)(3)	Invesco US CLO Ltd. 2023-1A CR2, 5.421%, (TSFR3M + 1.750%), 04/22/2037	5,701,315	0.3
750,484 (1)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	681,568	0.0
1,350,000 (1)(3)	LCM XVIII L.P. 18A CR, 5.779%, (TSFR3M + 2.112%), 04/20/2031	1,350,855	0.1
693,568 (1)	LCSS Financing LLC 2018-A A, 4.700%, 12/15/2062	610,933	0.0
4,000,000 (1)(3)	Magnetite XLVII Ltd. 2024-47A C, 5.518%, (TSFR3M + 1.850%), 01/25/2038	4,003,256	0.2
3,000,000 (1)(3)	MF1 Ltd. 2021-FL7 AS, 5.244%, (TSFR1M + 1.564%), 10/16/2036	2,996,753	0.2
1,095,122 (1)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	993,337	0.1
316,904 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	298,993	0.0

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,426,519 (1)	Mosaic Solar Loan Trust 2018-2GS A, 4.200%, 02/22/2044	$1,334,582	0.1
401,600 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	364,894	0.0
706,989 (1)	Mosaic Solar Loan Trust 2019-1A A, 4.370%, 12/21/2043	667,901	0.0
355,479 (1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	315,440	0.0
1,074,787 (1)	Mosaic Solar Loan Trust 2021-2A B, 2.090%, 04/22/2047	805,260	0.0
5,001,804 (1)	Mosaic Solar Loan Trust 2024-2A A, 5.600%, 04/22/2052	4,754,928	0.2
772,077 (1)	Mosaic Solar Loan Trust 2025-1A A, 6.120%, 08/22/2050	763,629	0.0
543,259 (1)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	514,029	0.0
3,600,000 (1)(3)	Neuberger Berman CLO XX Ltd. 2015-20A D2R3, 7.372%, (TSFR3M + 3.700%), 04/15/2039	3,469,075	0.2
2,625,000 (1)(3)	Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A CR2, 5.770%, (TSFR3M + 2.100%), 10/19/2038	2,628,557	0.1
2,300,000 (1)(3)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A CR2, 5.671%, (TSFR3M + 2.000%), 04/16/2039	2,305,000	0.1
1,000,000 (1)(3)	NYACK Park CLO Ltd. 2021-1A CR, 5.518%, (TSFR3M + 1.850%), 10/20/2038	994,300	0.1
2,150,000 (1)(3)	Oaktree CLO Ltd. 2024-25A C, 6.168%, (TSFR3M + 2.500%), 04/20/2037	2,153,679	0.1
3,880,000 (1)(3)	OCP CLO Ltd. 2020-8RA CR2, 5.468%, (TSFR3M + 1.800%), 10/17/2038	3,879,399	0.2
2,500,000 (1)(3)	Octagon 64 Ltd. 2022-1A CR, 5.620%, (TSFR3M + 1.950%), 07/21/2037	2,481,762	0.1
3,000,000 (1)(3)	Octagon 75 Ltd. 2025-1A D1, 6.269%, (TSFR3M + 2.600%), 01/22/2038	2,949,054	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,500,000 (1)(3)	OHA Credit Funding 9 Ltd. 2021-9A CR, 5.618%, (TSFR3M + 1.950%), 10/19/2037	$1,501,977	0.1
514,883 (1)	Pagaya AI Debt Grantor Trust 2024-10 B, 5.750%, 06/15/2032	517,085	0.0
3,150,000 (1)(3)	Palmer Square Loan Funding Ltd. 2025-1A D, 7.753%, (TSFR3M + 4.100%), 02/15/2033	2,977,597	0.2
3,000,000 (1)(3)	Peebles Park CLO Ltd. 2024-1A C, 6.070%, (TSFR3M + 2.400%), 04/21/2037	3,002,955	0.2
1,600,000 (1)(3)	Rad CLO 10 Ltd. 2021-10A C, 5.683%, (TSFR3M + 2.012%), 04/23/2034	1,592,166	0.1
6,324,430 (1)	Sabal Issuer 2025 1 LLC 2025-1A A, 6.280%, 11/01/2060	6,361,062	0.3
2,205,000 (1)	Servpro Master Issuer LLC 2024-1A A2, 6.174%, 01/25/2054	2,260,864	0.1
1,841,125 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,823,801	0.1
1,000,000 (1)(3)	Sound Point CLO VII-R Ltd. 2014-3RA C, 6.183%, (TSFR3M + 2.512%), 10/23/2031	1,001,366	0.1
4,098,125 (1)	Subway Funding LLC 2024-3A A2II, 5.566%, 07/30/2054	4,047,554	0.2
738,727 (1)	Sunnova Helios II Issuer LLC 2018-1A A, 4.870%, 07/20/2048	714,009	0.0
2,502,177 (1)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	2,239,179	0.1
1,477,151 (1)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	1,429,347	0.1
3,056,727 (1)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	2,951,393	0.1
5,201,048 (1)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	4,994,505	0.3
6,800,000 (1)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	6,816,966	0.3
1,500,000 (1)(3)	Upland CLO Ltd. 2016-1A BR, 5.779%, (TSFR3M + 2.112%), 04/20/2031	1,499,622	0.1
		163,722,982	8.2

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: 0.7%
63,570 (1)	Commonbond Student Loan Trust-GS 2018-CGS C, 4.350%, 02/25/2046	$54,925	0.0
434,092 (1)(3)	ELFI Graduate Loan Program LLC 2019-A B, 2.940%, 03/25/2044	371,932	0.0
213,909 (1)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	213,318	0.0
4,000,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	3,622,361	0.2
641,003 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	637,063	0.0
2,000,000 (1)	Sofi Professional Loan Program LLC 2019-B BFX, 3.730%, 08/17/2048	1,883,784	0.1
3,000,000 (1)	Sofi Professional Loan Program LLC 2019-C BFX, 3.050%, 11/16/2048	2,721,625	0.1
1,000,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	967,362	0.1
4,400,000 (1)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	3,679,224	0.2
		14,151,594	0.7
	Total Asset-Backed Securities (Cost $195,523,764)	190,543,806	9.5

BANK LOANS: 8.4%
	Auto Components: 0.0%
782,764	American Axle & Manufacturing Inc., New Tranche B Term Loan, 6.662%, (TSFR3M+3.000%), 12/12/2029	782,764	0.0

	Basic Materials: 0.2%
391,107	A-AP Buyer, Inc., Initial Term Loan, 6.417%, (TSFR3M+2.750%), 09/09/2031	392,085	0.0
580,613	Covia Holdings Corporation, 2025 Refinancing Term Loan, 6.402%, (TSFR3M+2.750%), 02/26/2032	580,612	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Basic Materials: (continued)
126,121	Ineos Finance PLC, 2030 Dollar Term Loans, 6.918%, (TSFR1M+3.250%), 02/19/2030	$110,619	0.0
486,250	Ineos US Petrochem LLC, 2030 Tranche B Dollar Term Loan, 7.518%, (TSFR1M+3.850%), 03/14/2030	353,342	0.0
377,548	Paint Intermediate III LLC, Paint Intermediate/ Wesco Group Cov-Lite Tlb, 6.666%, (TSFR3M+3.000%), 10/09/2031	376,605	0.0
743,138	Qnity Electronics, Inc., Term Loan B, 5.668%, (TSFR1M+2.000%), 11/01/2032	743,137	0.1
305,000	Solstice Advanced Materials Inc., Term B Loan, 5.417%, (TSFR3M+1.750%), 10/29/2032	306,954	0.0
399,181	USALCO LLC, Tranche B, 7.168%, (TSFR1M+3.500%), 09/30/2031	398,682	0.0
41,647	USALCO LLC, Tranche B-DD, 7.176%, 09/30/2031	41,595	0.0
		3,303,631	0.2

	Chemicals & Plastics: 0.0%
91,911	Herens Holdco Sarl, Facility B USD Loans, 7.725%, (TSFR3M+4.025%), 07/03/2028	80,473	0.0
184,717	Ineos US Finance LLC, 2028 Dollar Term Loan, 6.268%, (TSFR1M+2.600%), 11/08/2028	175,415	0.0
		255,888	0.0

	Communications: 0.4%
350,000	AP Core Holdings II LLC, Term B-2 Loans, 9.428%, (TSFR3M+5.762%), 09/01/2027	341,906	0.0
597,172	Arches Buyer Inc., Refinancing Term Loan, 7.018%, (TSFR1M+3.350%), 12/06/2027	595,596	0.1

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Communications: (continued)
474,378	Cengage Learning Inc., Term Loan, 6.669%, (TSFR3M+3.000%), 03/24/2031	$466,010	0.0
576,805	Charter Communications Operating LLC, Term Loan B5, 5.911%, (TSFR3M+2.250%), 12/15/2031	577,706	0.1
246,861	CMG Media Corporation (f/k/a Terrier Media Buyer Inc), Term Facility, 7.300%, (TSFR3M+3.600%), 06/18/2029	231,818	0.0
490,050	CNT Holdings I Corp, 2025 Replacement Term Loans, 6.167%, (TSFR3M+2.500%), 11/08/2032	490,356	0.0
133,713	Connect US Finco LLC, Amendment No. 4 Term Loan, 8.168%, (TSFR1M+4.500%), 09/27/2029	134,119	0.0
370,593	Dotdash Meredith, Inc., Term B-2 Loan, 7.168%, (TSFR1M+3.500%), 06/17/2032	351,446	0.0
609,192	Ensono LP, First Lien Initial Term Loan, 7.787%, (TSFR1M+4.114%), 05/26/2028	570,356	0.0
346,413	Gogo Intermediate Holdings LLC, Initial Term Loan, 7.537%, (TSFR1M+3.865%), 04/30/2028	304,032	0.0
271,563	GoodRX Inc., 2024 Term Loan, 7.418%, (TSFR1M+3.750%), 07/10/2029	245,221	0.0
584,158	Magnite Inc., Amendment 2 Initial Term Loan, 6.668%, (TSFR1M+3.000%), 02/06/2031	580,507	0.1
617,771	McGraw-Hill Education Inc., Term Loan B (2025), 6.418%, (TSFR1M+2.750%), 08/06/2031	617,963	0.1
497,008	MH Sub I LLC, 2023 May New Term Loans, 7.918%, (TSFR1M+4.250%), 05/03/2028	428,256	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Communications: (continued)
426,109	Proofpoint Inc., 2025-B Incremental Term Loan, 6.700%, (TSFR3M+3.000%), 08/31/2028	$411,328	0.0
146,250	SInc.lair Television Group Inc., Term B-7 Loans, 7.868%, (TSFR1M+4.200%), 12/31/2030	129,111	0.0
375,000	Sunrise HoldCo III BV (f/k/a UPC Broadband Holding BV), Facility Aaa, 6.099%, (TSFR6M+2.470%), 02/15/2032	373,266	0.0
508,610	TripAdvisor Inc., Initial Term B Loan, 6.418%, (TSFR1M+2.750%), 07/08/2031	481,272	0.0
70,379	Viasat Inc., Initial Term Loan, 8.282%, (TSFR1M+4.610%), 03/02/2029	70,665	0.0
320,496	Zayo Group Holdings Inc., Dollar Term Loan, 6.782%, (TSFR1M+3.115%), 03/11/2030	315,088	0.0
		7,716,022	0.4

	Consumer, Cyclical: 1.6%
488,750	84 Lumber Company, 2023 Term B-1 Loan, 5.918%, (TSFR1M+2.250%), 11/29/2030	490,073	0.0
1,225,000	AAdvantage Loyality IP Ltd (American Airlines Inc), 2025 Incremental Term Loans, 6.418%, (TSFR3M+2.750%), 05/28/2032	1,215,940	0.1
66,410	AAdvantage Loyality IP Ltd (American Airlines Inc), Repriced Term Loan, 5.918%, (TSFR3M+2.250%), 04/20/2028	65,773	0.0
647,065	ABG Intermediate Holdings 2 LLC, 2024-1 Refinancing Term Loan, 5.918%, (TSFR1M+2.250%), 12/21/2028	646,795	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
1,784,332	AI Aqua Merger Sub Inc FKA Osmosis Buyer Limited, 2026 Term Loan B, 6.411%, (TSFR3M+2.750%), 07/31/2028	$1,780,582	0.1
395,000	Allison Transmission Inc., Term Loan B, 5.422%, (TSFR1M+1.750%), 01/02/2033	397,151	0.0
530,380	Alterra Mountain Company, Facility B9 Term Loan, 6.168%, (TSFR1M+2.500%), 08/17/2028	531,043	0.0
108,900	American Axle & Manufacturing Inc., Tranche C Term Loan, 6.912%, (TSFR3M+3.350%), 02/03/2033	108,356	0.0
445,258	American Greetings Corporation, Tranche C Term Loan, 9.418%, (TSFR1M+5.750%), 10/30/2029	444,770	0.0
279,277	Aramark Services Inc., U.S. Term B-10 Loan, 5.418%, (TSFR1M+1.750%), 06/22/2030	279,975	0.0
344,802	Autokiniton US Holdings Inc., 2024 Replacement Term B Loan, 7.782%, (TSFR1M+4.114%), 04/06/2028	341,268	0.0
185,000 (7)	Betclic Everest Group, Term Loan, 12/09/2031	185,173	0.0
693,263	Boots Group Finco LP, Closing Date Dollar Term Loan, 8.206%, (TSFR3M+4.500%), 08/30/2032	696,585	0.1
79,196	Burlington Coat Factory Warehouse Corp, Tlb, 5.418%, (TSFR1M+1.750%), 09/24/2031	79,262	0.0
755,856	Cinemark USA Inc., Term Loan, 2.750%, (TSFR3M+3.250%), 05/24/2030	758,926	0.1
293,998	City Football Group Limited, Tl, 7.282%, (TSFR1M+3.614%), 07/21/2030	293,631	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
816,591	Clarios Global LP, 2024 Term Loan B, 6.168%, (TSFR1M+2.500%), 05/06/2030	$815,570	0.1
109,450	Clarios Global LP, Amendment No 6 Dollar Term Loan, 6.418%, (TSFR1M+2.750%), 01/28/2032	109,313	0.0
429,213	Core & Main LP, Tranche D Term Loan, 5.676%, (TSFR1M+2.000%), 07/27/2028	430,018	0.0
638,566	Crown Finance US Inc., Term Loan B, 8.171%, (TSFR1M+4.500%), 12/02/2031	633,378	0.0
436,077	Dealer Tire Financial LLC, Term Loan B5, 6.668%, (TSFR1M+3.000%), 07/02/2031	435,532	0.0
148,500	Dk Crown Holdings Inc., Term B Loans, 5.419%, (TSFR1M+1.750%), 03/04/2032	148,540	0.0
1,135,000	EG America LLC, Term Loan B, 6.918%, (TSFR1M+2.250%), 02/10/2031	1,137,837	0.1
282,863	EOC Borrower LLC, Term B Loans, 6.418%, (TSFR1M+2.750%), 03/24/2032	282,580	0.0
713,772	Fertitta Entertainment LLC, Tranche B, 6.923%, (TSFR1M+3.250%), 01/27/2029	700,956	0.1
590,775	Flutter Entertainment Public Limited Company, 2024 Term Loan B, 5.450%, (TSFR3M+1.750%), 11/30/2030	585,606	0.0
220,000	Formula One Management Limited, Term Loan B1, 5.450%, (TSFR3M+1.750%), 09/30/2031	220,069	0.0
720,920	Gates Corporation, Inital B-5 Dollar Term Loan, 5.418%, (TSFR1M+1.750%), 06/04/2031	721,121	0.1

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
865,631	Great Outdoors Group LLC, Term B-3 Loan, 6.918%, (TSFR1M+3.250%), 01/23/2032	$865,167	0.1
187,625	Highline AfterMarket Acquisition LLC, 2025-1 Term Loan, 7.173%, (TSFR3M+3.500%), 02/13/2030	187,156	0.0
239,400	HNI Corporation, Term Loan B, 5.667%, (TSFR1M+2.000%), 12/10/2032	241,146	0.0
500,304	Holley Purchaser, Inc., Initial Term Loan, 7.532%, (TSFR1M+3.750%), 11/17/2028	499,054	0.0
306,125	Hunter Douglas Holding BV, Tranche B-1 Term Loan, 6.700%, (TSFR3M+3.000%), 01/17/2032	305,245	0.0
212,850	J&J Ventures Gaming LLC, 2025 Term Loans, 7.168%, (TSFR1M+3.500%), 04/26/2030	210,760	0.0
352,643	Kingpin Intermediate Holdings LLC, 2025 1st Lien TLB, 6.918%, (TSFR1M+3.250%), 09/22/2032	322,668	0.0
333,325	LBM Acquisition LLC, Amendment No 4 Incremental Term loan, 8.675%, (TSFR1M+5.000%), 06/06/2031	282,731	0.0
314,288	LC Ahab US Bidco LLC, Initial Term Loan, 6.168%, (TSFR1M+2.500%), 05/01/2031	311,734	0.0
829,179	Light and Wonder International Inc., Term Loan B-3, 5.675%, (TSFR1M+2.000%), 04/16/2029	826,199	0.1
1,971,699	LS Group OPCO Acquisition LLC, Term Loan B, 6.173%, (TSFR3M+2.500%), 04/23/2031	1,969,234	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
678,013	MillerKnoll Inc. f/k/a/ Herman Miller Inc., 2026 Term B Loans, 5.668%, (TSFR1M+2.000%), 08/09/2032	$674,906	0.1
671,582	PCI Gaming Authority, 2024 Term Loan B, 5.668%, (TSFR1M+2.250%), 07/18/2031	672,182	0.0
929,297	Peer Holding III BV, Term Loan B5b, 6.200%, (TSFR3M+2.500%), 07/01/2031	930,071	0.1
342,005	Penn National Gaming Inc., Term B Facility, 6.168%, (TSFR1M+2.500%), 05/03/2029	343,929	0.0
663,338	Raising Canes Restaurants LLC, First Amendment New Term Loan, 5.668%, (TSFR1M+2.000%), 11/03/2032	660,988	0.0
271,494	Raising Canes Restaurants LLC, Initial Term Loan, 5.668%, (TSFR1M+2.000%), 09/18/2031	270,900	0.0
393,617	RC Buyer Inc., First Lien Initial Term Loan, 7.282%, (TSFR1M+3.614%), 07/28/2028	389,927	0.0
343,430	Restoration Hardware, Inc., 2022 Incremental Term Loan, 7.018%, (TSFR1M+3.350%), 10/20/2028	342,858	0.0
810,000	RVR Dealership Holdings LLC, 2026 Refinancing Term Loan, 8.181%, (TSFR1M+2.250%), 02/25/2033	784,687	0.1
653,088	Samsonite International SA, Term Loan B, 5.418%, (TSFR1M+1.750%), 11/05/2032	654,721	0.0
648,865	Scientific Games Holdings LP, 2024 Refi Dollar Term Loan, 6.652%, (TSFR3M+3.000%), 04/04/2029	640,044	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
352,235	Showtime Acquisition LLC, Initial Term Loan, 8.402%, (TSFR3M+4.750%), 08/13/2031	$348,713	0.0
433,913	SKECHERS U.S.A. INC. (Beach Acquisition Bidco), Tranche B-1 Term Loan, 6.950%, (TSFR3M+3.250%), 09/13/2032	436,190	0.0
187,625	SRAM LLC, Initial Term Loan, 5.948%, (TSFR3M+2.250%), 02/27/2032	187,039	0.0
586,155	Station Casinos LLC, Term B Facility Loans, 5.668%, (TSFR1M+2.000%), 03/14/2031	586,612	0.0
16,667	Thor Industries Inc., Term B-3 USD, 5.918%, (TSFR1M+2.250%), 11/15/2030	16,667	0.0
46,309	Tory Burch LLC, Initial Term B Loan, 7.032%, (TSFR1M+3.360%), 04/16/2028	46,323	0.0
721,237	UFC Holdings LLC (Zuffa)/TKO Group, Term B-5 Loan, 5.664%, (TSFR3M+2.000%), 11/21/2031	721,650	0.1
407,094	United Air Lines, Inc., Refinanced Term Loans, 5.431%, (TSFR1M+2.250%), 02/24/2031	406,967	0.0
272,150	Victoria's Secret & Co, First Lien Initial Term Loan, 6.419%, (TSFR3M+2.750%), 08/02/2028	272,320	0.0
230,000 (7)	Vse Corporation, Term Loan B, 03/17/2033	230,000	0.0
615,000	Weber-Stephen Products LLC, Initial Term B Loans, 7.411%, (TSFR3M+3.750%), 10/01/2032	602,443	0.0
651,866	Whatabrands LLC, 2024-2 Refinancing Term B Loan, 6.173%, (TSFR1M+2.500%), 08/03/2028	651,576	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
746,155	White Cap Supply Holdings LLC(f/k/a White Cap Buyer LLC), Tranche C Term Loan, 6.918%, (TSFR1M+3.250%), 10/19/2029	$718,827	0.1
243,982	Windsor Holdings III LLC, 2025 Refi Term Loan B, 6.418%, (TSFR1M+2.750%), 08/01/2030	241,440	0.0
		32,388,897	1.6

	Consumer, Non-cyclical: 1.8%
12,449	ADMI Corp., Amendment No 5 Term Loan, 7.532%, (TSFR1M+3.864%), 12/23/2027	11,710	0.0
678,300	AlixPartners LLP, Tranche B, 5.673%, (TSFR1M+2.000%), 08/12/2032	672,948	0.1
295,000	Alkermes Inc., Initial Tranche B Term Loan, 6.418%, 08/12/2031	297,581	0.0
452,725	Allied Universal Holdco LLC, Amendment 7 Replacement U.S. Dollar Term Loan, 6.923%, (TSFR1M+3.250%), 08/20/2032	453,102	0.0
196,000	American Airlines Inc., 2024 Replacement Term Loan, 5.907%, (TSFR3M+2.250%), 06/04/2029	190,561	0.0
378,100	Amneal Pharmaceuticals LLC, Amendment No. 2 Term Loan, 6.668%, (TSFR1M+3.000%), 08/02/2032	379,912	0.0
193,137	Anticimex Global AB (f/k/a Seren Bidco AB), Facility B8 (USD), 6.542%, (SOFRRATE+2.900%), 11/17/2031	193,589	0.0
900,000	API Group DE Inc., 2021 Incremental Term Loan B February 2025, 5.418%, (TSFR1M+2.250%), 01/03/2029	900,410	0.1
455,000 (7)	Argent Finco LLC, Term Loan, 11/12/2032	456,351	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
482,687	Auris Luxembourg III SARL, Facility B9, 6.948%, (TSFR1M+2.250%), 02/28/2029	$479,067	0.0
442,775	Bausch & Lomb Corporation, 2025-2 Refinancing Term Loan, 7.418%, (TSFR1M+3.750%), 01/15/2031	444,297	0.0
146,790	BCPE North Star US Holdco 2 Inc., First Lien Initial Term Loan, 7.787%, (TSFR1M+4.114%), 06/09/2028	146,454	0.0
403,166	Belfor Holdings Inc., Tranche B-5 Term Loan, 6.418%, (TSFR1M+2.750%), 11/01/2030	404,678	0.0
476,475	Bella Holding Company LLC, Tl, 6.668%, (TSFR1M+3.000%), 05/10/2028	476,066	0.0
1,274,515	Belron Finance 2019 LLC, Term Loan, 5.660%, (TSFR6M+2.000%), 10/16/2031	1,275,152	0.1
322,550	BIFM US Finance LLC, 2025 Term Loan (First Lien), 6.918%, (TSFR1M+3.250%), 05/31/2028	322,953	0.0
714,942	Camelot US Acquisition I Co, Term Loan B-1, 6.418%, (TSFR1M+2.750%), 01/31/2031	621,999	0.1
278,260	CHG Healthcare Services Inc., Tranche B1, 6.423%, (TSFR1M+2.750%), 09/29/2028	278,718	0.0
507,050	CHG PPC Parent LLC, 2021-1 US Term Loan, 6.782%, (TSFR1M+3.114%), 12/08/2028	507,896	0.0
802,988	Chobani LLC, October 2025 1st Lien TLB, 5.918%, (TSFR1M+2.250%), 10/28/2032	804,192	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
303,823	Cimpress PLC, 2024-2 RefinancingTranche B-1, 6.168%, (TSFR1M+2.500%), 05/17/2028	$303,823	0.0
172,817	Concentra Health Services, Inc., Term Loan B-1, 5.668%, (TSFR1M+2.000%), 07/28/2031	173,627	0.0
498,532	Corporation Service Company, Tranche B Usd Term Loans, 5.668%, (TSFR1M+2.250%), 11/02/2029	495,261	0.0
788,960	Cotiviti Inc., Initial Floating Rate Term Loans, 6.418%, (TSFR1M+2.750%), 05/01/2031	729,295	0.1
587,348	Creative Artists Agency, LLC, Term Loan B, 6.168%, (TSFR1M+2.500%), 10/01/2031	587,303	0.0
183,613	Dechra Pharmaceuticals Holdings Limited (f/k/a Freya Bidco Limited), Tranche B, 6.387%, 01/27/2032	183,699	0.0
1,752,443	Electron Bidco Inc., 2026 Term Loan, 6.168%, (TSFR1M+2.500%), 02/06/2033	1,751,485	0.1
825,000	Ensemble RCM LLC, Term Loan B, 6.660%, (TSFR3M+3.000%), 02/09/2033	816,308	0.1
147,014	Financiere Mendel, Addtl Term Facility 2, 6.389%, (TSFR3M+2.750%), 11/08/2030	148,270	0.0
244,525	Fleet Midco I Ltd., Facility B2 Term Loan, 6.419%, (TSFR3M+2.750%), 02/21/2031	245,136	0.0
311,040	Froneri International Limited, Facility B4, 5.877%, (TSFR1M+2.250%), 09/30/2031	305,616	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
1,149,866	Fugue Finance B.V., 15th Amd USD Term, 5.921%, (TSFR3M+2.250%), 01/09/2032	$1,138,367	0.1
390,228	Gainwell Acquisition Corp, Tranche B, 7.772%, (TSFR3M+4.100%), 10/01/2027	379,156	0.0
1,009,557	Garda World Security Corporation, Fifteenth Additional Term Loan, 6.422%, (TSFR3M+2.750%), 02/01/2029	1,004,509	0.1
453,375	Genmab A/S, Initial Term B Loan, 6.733%, (TSFR3M+3.000%), 12/10/2032	455,500	0.0
472,445	Global Medical Response Inc., Initial Term Loan, 7.170%, (TSFR3M+3.500%), 10/01/2032	471,237	0.0
153,014	Golden State Foods LLC, Syndicated 2026 Refinanced Term Loan, 7.200%, (TSFR3M+3.500%), 12/04/2031	153,301	0.0
670,059	Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 6.418%, (TSFR1M+2.750%), 06/02/2031	626,505	0.1
40,344 (8)	Hanger Inc., Delayed Draw Term Loan, 7.168%, (TSFR1M+3.500%), 10/23/2031	40,496	0.0
311,361	Hanger Inc., Initial Term Loan, 7.168%, (TSFR1M+3.500%), 10/23/2031	312,528	0.0
1,300,000 (7)	Hologic, Inc., Term B, 01/14/2033	1,285,301	0.1
294,000	HomeServe USA Holding Corp., Amendment No.1 Refinancing Term Loan, 5.675%, (TSFR1M+2.000%), 10/21/2030	292,163	0.0
705,000	Ion Platform Finance Us, Inc., Initial Dollar Term Loans, 7.422%, (TSFR3M+3.750%), 10/07/2032	569,791	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
759,990	Jazz Financing Lux Sarl, Tranche B-2 Dollar Facility, 5.918%, (TSFR1M+2.250%), 05/05/2028	$764,005	0.1
308,804	Kuehg Corp., Tranche B, 6.422%, (TSFR3M+2.750%), 06/12/2030	277,538	0.0
442,406	Latham Pool Products Inc., Initial Term Loans, 7.573%, (TSFR3M+3.900%), 02/23/2029	441,115	0.0
224,438	Lavender Dutch Borrowerco B.V., Facility B (USD), 6.935%, (TSFR3M+3.250%), 12/30/2032	221,492	0.0
295,510	LifePoint Health Inc., Term Loan B2, 7.152%, (TSFR3M+3.500%), 05/16/2031	295,695	0.0
219,096	Medline Borrower LP, 2028 Refinancing Term Loan, 5.418%, (TSFR1M+2.250%), 10/23/2028	219,592	0.0
128,607	Mister Car Wash Holdings Inc., 2024 Refinancing Term Loans, 5.918%, (TSFR1M+2.500%), 03/27/2031	127,321	0.0
615,000 (7)	Mister Car Wash Holdings Inc., Incremental First Lien Term Loan B, 03/27/2031	609,926	0.0
450,459	Neon Maple Purchaser Inc., 1st amend Tranche B-1 TL, 6.168%, (TSFR1M+2.500%), 11/17/2031	442,012	0.0
1,203,725	Nourish Buyer I, Inc., 2026-1 Term Loans, 7.669%, (TSFR3M+4.000%), 07/09/2032	1,208,239	0.1
349,847	Perrigo Investments LLC, 2024 Refinancing Term B Loan, 5.668%, (TSFR1M+2.000%), 04/20/2029	348,316	0.0
463,838	Pfi Lower Midco, LLC, Initial Term Loan, 7.668%, (TSFR1M+2.250%), 12/01/2032	466,736	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
588,045	Phoenix Guarantor Inc., Tranche B5 Term Loan, 6.168%, (TSFR1M+2.500%), 02/21/2031	$588,811	0.0
373,110	Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), 2025 Incremental Term B-2 Loans, 5.414%, (TSFR1M+2.250%), 03/07/2032	368,446	0.0
606,987	Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), Term B1 Loan, 5.664%, (TSFR1M+2.000%), 10/13/2030	605,043	0.0
187,150	Priority Holdings LLC, 2025-1 Refinancing Term Loan, 7.418%, (TSFR1M+3.750%), 07/30/2032	182,627	0.0
313,200	Pye Barker Fire & Safety LLC, Closing Date Term Loan, 6.206%, (TSFR3M+2.500%), 12/16/2032	313,950	0.0
46,800 (7)(8)	Pye Barker Fire & Safety LLC, Initial Delayed Draw Term Loan, 12/16/2032	46,912	0.0
46,333 (7)(8)	Raven Acquisition Holdings, LLC, 2024 Delayed Draw Term Loan Commitment, 11/19/2031	45,486	0.0
642,180	Raven Acquisition Holdings, LLC, Initial Term Loans, 6.668%, (TSFR1M+3.000%), 11/19/2031	630,318	0.1
482,678	Resonetics LLC, 2025 Specified Refinancing Term Commitment, 6.421%, (TSFR3M+2.750%), 06/18/2031	480,830	0.0
533,656	Resonetics LLC, 2026-1 Incremental Term Loans, 6.421%, (TSFR1M+2.250%), 06/18/2031	531,613	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
62,814	SAVOR ACQUISITION Inc., First lien Term Loan B, 6.667%, (TSFR3M+3.000%), 02/19/2032	$62,991	0.0
267,018	Sazerac Company, Inc., Term B2 Loan, 5.670%, (TSFR1M+2.250%), 07/09/2032	267,167	0.0
639,508	Sotera Health Holdings LLC, 2025 Term Loan, 6.168%, (TSFR1M+2.500%), 05/30/2031	640,907	0.1
426,780	Southern Veterinary Partners LLC, 2025 New Term Loan, 6.176%, (TSFR1M+2.500%), 12/04/2031	423,526	0.0
797,452	Surgery Center Holdings Inc., 2025 Refinancing Term Loan, 6.168%, (TSFR1M+2.500%), 12/19/2030	798,381	0.1
290,475	The Hertz Corporation, Initial Term B Loan, 3.614%, (TSFR1M+3.615%), 06/30/2028	212,047	0.0
57,238	The Hertz Corporation, Initial Term C Loan, 3.614%, (TSFR1M+3.615%), 06/30/2028	41,784	0.0
345,000 (7)	Triton Water Holdings Inc., Tranche B, 03/19/2031	345,569	0.0
30,921 (7)(8)	US Fertility Enterprises LLC, Delayed Draw Term Loan, 12/10/2032	30,911	0.0
204,079	US Fertility Enterprises LLC, Initial Term Loan, 7.167%, (TSFR3M+3.500%), 12/10/2032	204,015	0.0
134,662	Valvoline Inc., Term Loan B, 5.668%, (TSFR1M+2.000%), 12/01/2032	135,321	0.0
232,063	Viant Medical Holdings Inc., Term Loan B, 7.668%, (TSFR1M+4.000%), 10/29/2031	232,087	0.0
555,861	Vizient Inc., Term B-8 Loan, 5.418%, (TSFR1M+1.750%), 08/01/2031	557,111	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
124,375	VM Consolidated Inc., Term Loan B-4, 5.668%, (TSFR1M+2.000%), 10/01/2032	$124,686	0.0
862,164	Wand NewCo 3 Inc., Tranche B-2 Term Loan, 6.168%, (TSFR1M+2.500%), 01/30/2031	855,967	0.1
357,305	WCG Intermediate Corp, 2026 Refinancing Term Loan (First Lien), 6.418%, (TSFR1M+2.750%), 02/25/2032	349,354	0.0
		36,284,160	1.8

	Electronics/Electrical: 0.0%
194,568	Creation Technologies Inc., Initial Term Loan, 9.413%, (TSFR3M+5.760%), 10/05/2028	191,649	0.0

	Energy: 0.4%
373,079	Brazos Delaware II LLC, 2025 B-2 Refinancing Term Loan, 6.176%, (TSFR1M+2.500%), 02/11/2030	374,322	0.0
560,640	CPPIB OVM Member U.S. LLC, Initial Term Loans, 5.950%, (TSFR3M+2.250%), 08/20/2031	561,107	0.0
420,000	Crescent Midstream Operating, LLC, Term Loan, 7.405%, (TSFR3M+3.750%), 02/11/2033	421,313	0.0
300,000	Deep Blue Operating I LLC, Initial Term Loan, 6.421%, (TSFR1M+2.750%), 10/01/2032	301,500	0.0
490,780	Emg Utica Midstream Holdings LLC, Initial Term Loan, 7.200%, (TSFR3M+3.500%), 04/01/2030	494,461	0.0
665,000	Freeport LNG Investments, LLP, Term Loan B, 6.893%, (TSFR3M+3.250%), 02/11/2033	665,000	0.1

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Energy: (continued)
142,024	GIP Pilot Acquisition Partners LP, Amendment No 2 Refinancing Term Loan, 5.646%, (TSFR3M+2.000%), 10/04/2030	$142,201	0.0
656,393	Goodnight Water Solutions Holdings, LLC, Initial Term Loans, 7.668%, (TSFR1M+4.000%), 06/04/2029	657,624	0.0
387,110	Hilcorp Energy I LP, Repriced Term Loan, 5.425%, (TSFR1M+1.750%), 02/11/2030	387,352	0.0
139,795	M6 Etx Holdings II Midco LLC, Term Loan B, 6.168%, (TSFR1M+2.500%), 04/01/2032	140,529	0.0
775,398	NorthRiver Midstream Finance LP, Term Loan (First Lien), 5.911%, (TSFR3M+2.250%), 08/16/2030	777,094	0.1
410,000 (7)	Pelican Pipeline LLC, Initial Term Loan, 03/23/2033	410,897	0.0
601,460	Rockpoint Gas Storage Partners LP, Amendment No. 2 Refinancing Term Loans, 6.200%, (TSFR3M+2.500%), 09/18/2031	603,998	0.0
737,491	Talen Energy Supply LLC, 2025-1 Incremental Term B Loans, 5.668%, (TSFR1M+2.000%), 11/25/2032	738,989	0.1
1,133,975	Whitewater Matterhorn Holdings, LLC, Term Loan B, 5.417%, (TSFR3M+1.750%), 06/16/2032	1,131,140	0.1
		7,807,527	0.4

	Financial: 1.2%
1,055,326	Acrisure LLC, 2024 Repricing Term B-6 Loan, 6.668%, (TSFR1M+3.000%), 11/06/2030	1,024,985	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial: (continued)
183,613	Acrisure LLC, 2025 Term Loan B7, 6.918%, (TSFR1M+3.250%), 06/21/2032	$178,133	0.0
344,761	Acuren Delaware Holdco Inc (f/k/a AAL Delaware Holdco Inc), Amendment No. 1 Term Loan, 6.418%, (TSFR1M+2.750%), 07/30/2031	344,635	0.0
268,153	Alera Group Inc., 2026-1 New Term Loans, 6.418%, (TSFR1M+2.250%), 05/28/2032	260,611	0.0
479,721	Alliant Holdings Intermediate LLC, 2025 Replacement Term Loan, 6.168%, (TSFR1M+2.500%), 09/19/2031	476,448	0.0
464,206	Allspring Buyer LLC, 2024 Specified Refinancing Term Loan, 6.688%, (TSFR3M+3.000%), 11/01/2030	464,870	0.0
465,073	AmWINS Group Inc., Tranche B, 5.668%, 01/30/2032	462,287	0.0
363,613	Aragorn Parent Corporation, 2025 Replacement Term Loan, 7.168%, (TSFR1M+3.500%), 12/15/2028	364,465	0.0
434,626	Ardonagh Group Finco Pty Ltd, 2025 FACILITY B TERM LOAN, 6.370%, (TSFR6M+2.750%), 02/15/2031	426,115	0.0
634,110	Aretec Group Inc., Term B-4 Loan, 6.668%, (TSFR1M+3.000%), 08/09/2030	626,712	0.1
388,050	Armor Holdco Inc., 2025 Refinancing Term Loans, 7.549%, (TSFR6M+3.750%), 12/10/2031	385,807	0.0
564,119	Ascensus Group Holdings Inc (f/k/a Mercury Borrower Inc), 2024 Term Loan B, 6.668%, (TSFR1M+3.000%), 11/24/2032	556,275	0.1

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial: (continued)
471,438	Asurion LLC, New B-13 Term Loan, 7.918%, (TSFR1M+4.250%), 09/19/2030	$466,870	0.0
1,150,000	Asurion LLC, New B-14 Term Loans, 7.418%, (TSFR1M+2.250%), 03/11/2033	1,112,912	0.1
472,806 (7)	Azorra Soar TLB FInance Limited, Tranche B, 10/18/2029	474,284	0.0
265,161	Broadstreet Partners Inc., 2024 Term B Loans, 6.168%, (TSFR1M+2.750%), 06/13/2031	258,897	0.0
451,588	Brookfield Property Reit Inc., 2025 Replacement Term Loan, 7.168%, (TSFR1M+3.500%), 05/28/2030	453,902	0.0
261,207	Chicago US Midco III LP, Closing Date Term Loan, 6.168%, (TSFR1M+2.500%), 11/01/2032	259,085	0.0
38,793 (7)(8)	Chicago US Midco III LP, Delayed Draw Term Loan, 11/01/2032	38,502	0.0
337,778	Chrysaor Bidco S.A R.L., Facility B1 (USD) Loan, 6.900%, (TSFR3M+3.250%), 10/30/2031	337,708	0.0
419,006	Citadel Securities LP, 2024 Term Facility, 5.700%, (TSFR3M+2.000%), 10/31/2031	419,763	0.0
369,075	Citco Funding LLC, 2026 Term Loans, 5.667%, (TSFR3M+2.000%), 01/21/2033	367,979	0.0
473,813	Corpay Technologies Operating Co LLC, Term Loan B, 5.418%, (TSFR1M+1.750%), 11/05/2032	473,627	0.0
763,892	CPI Holdco B, LLC, 2025 Fourth Amendment Incremental Term Loan, 5.668%, (TSFR1M+2.000%), 05/17/2031	759,542	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial: (continued)
427,988	Cushman &Amp; Wakefield U.S. Borrower, Llc., 2025-2 Term Loan, 6.418%, (TSFR1M+2.750%), 01/31/2030	$430,930	0.0
150,000	Edelman Financial Engines Center LLC (The), 2024 Refinancing Term Loans, 8.918%, (TSFR1M+5.250%), 10/06/2028	149,063	0.0
524,318	Edelman Financial Engines Center LLC (The), 2024-2 Refinancing Term Loan, 6.673%, (TSFR1M+3.000%), 04/07/2028	524,350	0.0
115,209 (7)(8)	First Eagle Holdings Inc.-f/k/a Arnhold and S. Bleicroeder Holdings Inc., Delayed Draw Term Loan, 08/16/2032	113,769	0.0
673,104	First Eagle Holdings Inc.-f/k/a Arnhold and S. Bleicroeder Holdings Inc., Initial Term Loan, 7.172%, (TSFR3M+3.500%), 08/16/2032	673,357	0.1
1,008,877	Focus Financial Partners LLC, Tranche B Incremental Term Loan, 6.168%, (TSFR1M+2.500%), 09/15/2031	977,192	0.1
274,450	Gategroup Finance (Luxembourg) S.A., Senior Facility B2 (USD), 7.190%, (TSFR3M+3.500%), 06/10/2032	274,724	0.0
50,218	Goosehead Insurance Holdings, LLC, 2025 Term Loan B, 6.678%, (TSFR1M+3.000%), 01/08/2032	49,213	0.0
560,000	Gryphon Acquire NewCo LLC, Term Loan B, 6.675%, (TSFR3M+3.000%), 09/10/2032	561,166	0.1
367,429	Guardian US Holdco LLC, Initial Term Loan, 6.950%, (TSFR3M+3.250%), 01/31/2030	354,569	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial: (continued)
342,891	HIG Finance 2 Limited, 2025-3 Dollar Refinancing Term Loan, 6.423%, (TSFR1M+2.750%), 04/18/2030	$335,128	0.0
447,387	HighTower Holding LLC, Amendment No. 10 Replacement Term Loan, 6.413%, (TSFR3M+2.750%), 02/03/2032	442,354	0.0
255,473	HUB International Ltd, 2025 Incremental Term Loan, 5.920%, (TSFR3M+2.250%), 06/20/2030	255,153	0.0
537,945	IMC Financing LLC, Term Loan, 6.675%, (TSFR1M+3.000%), 06/21/2032	540,635	0.0
1,116,328	Jane Street Group LLC, Extended Term Loan, 5.673%, (TSFR3M+2.000%), 12/15/2031	1,096,482	0.1
1,300,000 (7)	Jupiter Borrower, Inc., Term Loan B, 03/25/2033	1,300,000	0.1
144,270	Kestra Advisor Services Holdings A Inc., A&R Amendment No.1 Replacement Term Loan, 6.668%, (TSFR1M+3.000%), 03/22/2031	143,379	0.0
890,000	Osaic Holdings Inc (f/k/a Advisor Group Holdings Inc), Term B-1 Loan, 6.200%, (TSFR3M+2.500%), 07/30/2032	874,301	0.1
344,091	Osttra Group Ltd., Term Loan (First Lien), 7.150%, (TSFR3M+3.500%), 10/08/2032	341,152	0.0
121,431	RHP Hotel Properties LP, Second Incremental Tranche B Term Loan, 5.418%, (TSFR1M+1.750%), 05/18/2030	121,305	0.0
531,972	Ryan Specialty Group LLC, 2024 Term Loan B, 5.668%, (TSFR1M+2.000%), 09/15/2031	531,972	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial: (continued)
1,044,319	Sedgwick Claims Management Services Inc., 2024 Term Loan, 6.173%, (TSFR1M+2.500%), 07/31/2031	$1,026,417	0.1
278,600	Starwood Property Mortgage LLC, Incremental Term B-2 Loan, 5.923%, (TSFR1M+2.250%), 09/24/2032	279,413	0.0
390,077	Starwood Property Mortgage LLC, Term B-5 Loan, 5.668%, (TSFR1M+2.000%), 01/02/2030	390,565	0.0
213,264	Trucordia Insurance Holdings LLC, Initial Term Loan, 6.918%, (TSFR1M+3.250%), 06/17/2032	197,269	0.0
235,081	Truist Insurance Holdings, LLC, 2024 Term Loan B, 6.450%, (TSFR3M+2.750%), 05/06/2031	232,083	0.0
78,947	Truist Insurance Holdings, LLC, Initial Term Loans (Second Lien), 8.450%, (TSFR3M+4.750%), 05/06/2032	78,388	0.0
445,696	USI Inc., 2024 Term Loan, 5.950%, (TSFR3M+2.250%), 09/27/2030	444,813	0.0
483,921	USI Inc., 2024 Term Loan D, 5.950%, (TSFR3M+2.250%), 11/21/2029	482,971	0.0
287,100	VFH Parent LLC, Term Loan B-2, 6.168%, (TSFR1M+2.500%), 06/21/2031	287,459	0.0
223,875	Victory Capital Holdings Inc., Tranche B-3 Term Loan, 5.700%, (TSFR3M+2.000%), 09/23/2032	223,618	0.0
		24,727,604	1.2

	Health Care: 0.1%
356,033	Embecta Corp, Initial Term Loan, 6.673%, (TSFR1M+3.000%), 03/30/2029	356,393	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care: (continued)
466,117	Pacific Dental Services LLC, Term Loan USD 1BN, 6.175%, (TSFR1M+2.500%), 03/15/2031	$466,991	0.1
		823,384	0.1

	Industrial: 1.5%
216,471 (7)	Aegion Corporation, Delayed Draw Term Loan, 04/25/2033	214,621	0.0
1,623,529 (7)	Aegion Corporation, Term Loan, 04/25/2033	1,611,353	0.1
363,373	Alliance Laundry Systems LLC, Initial Term B Loans, 5.917%, (TSFR3M+2.250%), 08/19/2031	363,487	0.0
434,484	Altium Packaging LLC, 2024 Refinancing Term Loan, 6.168%, (TSFR1M+2.500%), 06/11/2031	420,906	0.0
12,897	Arcosa, Inc., 2025 Refinancing Term Loan, 5.668%, (TSFR1M+2.000%), 10/01/2031	12,908	0.0
391,797	Azuria Water Solutions Inc., 2025 Replacement Term Loan, 6.668%, (TSFR1M+3.000%), 05/17/2028	388,858	0.0
517,400	BCP VI Summit Holdings LP, Initial Term Loan, 6.668%, (TSFR1M+3.000%), 01/30/2032	517,831	0.0
355,000	BG MS US HOLDINGS, LLC, Term B Loan, 8.450%, (TSFR3M+4.750%), 10/22/2032	353,669	0.0
477,628	Bombardier Recreational Products Inc., 2024 Extended Term Loan, 5.918%, (TSFR1M+2.250%), 01/22/2031	478,590	0.0
325,000 (7)	BradyPLUS Holdings, LLC, Term Loan B, 12/29/2032	320,531	0.0
162,530	Brown Group Holding LLC, Incremental Term B-2 Facility, 6.173%, (TSFR3M+2.500%), 07/01/2031	162,974	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial: (continued)
1,457,675	Chariot Buyer LLC, 2025 New Term Loan B, 6.423%, (TSFR1M+2.750%), 09/08/2032	$1,445,262	0.1
306,344	Chart Industries, Inc., 2024 Term Loan B, 6.161%, (TSFR3M+2.500%), 03/15/2030	306,472	0.0
63,435	Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term B Loan, 6.918%, (TSFR1M+3.250%), 04/01/2032	59,382	0.0
512,400	Clydesdale Acquisition Holdings Inc., Term B Loan, 6.848%, (TSFR1M+3.175%), 04/13/2029	490,054	0.0
141,256	Coherent Corp (f/k/a II-VI Incorporated), New Term Loan B, 5.418%, (TSFR1M+1.750%), 07/02/2029	141,609	0.0
498,688	Construction Partners Inc., Closing Date Loans, 6.168%, (TSFR1M+2.500%), 11/03/2031	499,155	0.0
264,338	CoorsTek, Inc., Term Loan B, 6.671%, (TSFR3M+3.000%), 10/28/2032	265,990	0.0
361,999	Cornerstone Building Brands Inc., Tranche B, 7.010%, (TSFR1M+3.250%), 04/12/2028	205,736	0.0
471,143	Cp Iris Holdco I, Inc., 2025 1st Lien TLB (Strip), 7.668%, (TSFR1M+4.000%), 10/27/2032	468,395	0.0
13,857 (7)(8)	Cp Iris Holdco I, Inc., Delayed Draw Commitment, 10/27/2032	13,776	0.0
361,350	Crown Equipment Corporation, Initial Term B-2, 5.668%, (TSFR1M+2.000%), 10/10/2031	362,253	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial: (continued)
292,050	Crown Subsea Communications Holding Inc., 2026 Term Loans, 6.668%, (TSFR1M+3.000%), 01/30/2031	$293,145	0.0
857,850	DG Investment Intermediate Holdings 2 Inc., Tranche B, 6.923%, (TSFR1M+3.250%), 07/09/2032	857,850	0.1
487,002	Doosan Bobcat North America Inc (f/k/a Clark Equipment Company), Tranche B Term Loans, 5.700%, (TSFR3M+2.000%), 04/20/2029	487,489	0.0
271,848	Dynasty Acquisition Co Inc., Initial Term B-1 Loan, 5.668%, (TSFR1M+2.000%), 10/31/2031	272,264	0.0
103,402	Dynasty Acquisition Co Inc., Initial Term B-2 Loan, 5.668%, (TSFR1M+2.000%), 10/31/2031	103,564	0.0
168,970	EMRLD Borrower LP, Initial Term B Loan, 5.923%, (TSFR3M+2.250%), 05/31/2030	168,912	0.0
428,312	Filtration Group Corporation, 2025-B Incremental Dollar Term Loan, 6.423%, (TSFR1M+2.750%), 10/23/2028	429,056	0.0
148,125	Frontdoor Inc., 2024 Term Loan B, 5.918%, (TSFR1M+2.250%), 12/17/2031	148,588	0.0
799,339	Genesee & Wyoming Inc., Initial Term Loan B, 5.450%, (TSFR3M+1.750%), 04/10/2031	796,342	0.1
313,425	GFL Environmental Services Inc., Initial Term Loan, 6.166%, (TSFR3M+2.500%), 03/03/2032	313,817	0.0
540,000	Graham Packaging Company Inc., Initial Term Loan, 5.918%, (TSFR1M+2.250%), 01/26/2033	534,937	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial: (continued)
325,000	Green Infrastructure Partners Inc., Initial Term Loan, 6.450%, (TSFR3M+2.750%), 09/24/2032	$325,000	0.0
500,000 (7)	Griffon Corporation, Repriced Term Loan, 01/24/2029	501,328	0.0
442,536	Hillenbrand Inc., Term Loan B, 7.168%, (TSFR1M+3.500%), 02/10/2033	437,004	0.0
619,220	Ingram Micro Inc., Term Loan B2, 5.935%, (TSFR3M+2.250%), 09/22/2031	621,542	0.1
483,875	Jenmar Intermediate III, LLC, Term Loan, 8.678%, (TSFR1M+5.000%), 12/16/2030	480,246	0.0
482,195	Kenan Advantage Group Inc (The), Term Loan B4, 6.918%, (TSFR1M+3.250%), 01/25/2029	477,575	0.0
324,702	Lsf11 Trinity Bidco, Inc., 2025 Term Loan B, 6.181%, (TSFR1M+2.500%), 06/14/2030	324,702	0.0
654,140	Lsf12 Crown Us Commercial Bidco, LLC, 2026 Refinancing Term Loan, 6.668%, (TSFR1M+3.000%), 12/02/2031	655,449	0.1
281,680	Madison Iaq LLC, 2025 Repriced Incremental Term Loan, 6.378%, (TSFR6M+2.750%), 11/08/2032	282,428	0.0
289,326	Madison Iaq LLC, Initial Term Loan, 6.128%, (TSFR6M+2.500%), 06/21/2028	289,608	0.0
460,351	Madison Safety & Flow LLC, 2025-B Incremental Term B, 6.176%, (TSFR1M+2.500%), 09/26/2031	461,119	0.0
163,766	MV Holding GmbH FKA Igloo Holdings Corp, Senior Facility B (USD) Loan, 5.668%, (TSFR1M+2.000%), 03/17/2032	164,380	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial: (continued)
593,513	Pac Dac LLC, Initial Term Loans, 6.917%, (TSFR3M+3.250%), 10/28/2030	$585,352	0.1
293,525	Plastipak Packaging Inc., Tranche B Term Loan, 6.168%, (TSFR1M+2.500%), 09/10/2032	290,681	0.0
486,834	Pre Paid Legal Services Inc., First Lien Initial Term Loans, 6.918%, (TSFR1M+3.250%), 12/15/2028	424,276	0.0
1,057,350	Pro Mach, Amendment No 6 Term Loan, 6.418%, (TSFR1M+2.750%), 10/18/2032	1,056,227	0.1
135,000	Project Aurora Holdco 1 Limited, Facility B2, 6.450%, (TSFR3M+2.750%), 12/06/2032	135,337	0.0
83,308	Quikrete Holdings Inc., New Tranche B-1 Term Loan, 5.918%, (TSFR1M+2.250%), 04/14/2031	83,250	0.0
1,283,165	Quikrete Holdings Inc., Term Loan B (2029), 5.918%, (TSFR1M+2.250%), 03/19/2029	1,283,018	0.1
674,900	Red SPV LLC, Initial Term Loan, 5.925%, (TSFR1M+2.250%), 03/15/2032	674,900	0.1
30,857 (8)	Salas O'Brien Inc., DDTL, 6.424%, (TSFR1M+2.750%), 01/31/2033	30,934	0.0
239,143	Salas O'Brien Inc., Initial Term Loan, 6.418%, (TSFR1M+2.750%), 01/31/2033	239,143	0.0
193,538	Savage Enterprises LLC, Term Loan B, 6.169%, (TSFR1M+2.500%), 08/05/2032	193,800	0.0
587,884	Smyrna Ready Mix Concrete LLC, 2025 Term Loan, 6.668%, (TSFR1M+3.000%), 04/02/2029	587,884	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial: (continued)
141,058	Standard Industries Inc., Initial Term Loan, 5.484%, (TSFR1M+2.250%), 09/22/2028	$141,139	0.0
349,125	Stonepeak Nile Parent LLC, Amendment No 1 Term Loan, 5.917%, (TSFR3M+2.250%), 04/09/2032	348,931	0.0
397,622	Tecta America Corp, 2025 Incremental Term Loan, 6.423%, (TSFR1M+2.250%), 02/18/2032	396,735	0.0
523,252	Third Coast Infrastructure LLC, 2025 Refinancing Term Loans, 7.418%, (TSFR1M+3.750%), 09/25/2030	527,176	0.0
733,503	TK Elevator Midco Gmbh, (Usd) Term Loan B, 6.377%, (TSFR6M+2.750%), 04/30/2030	735,795	0.1
1,220,000 (7)	TK Elevator Midco Gmbh, Term Loan B, 04/30/2030	1,223,812	0.1
363,175	Transdigm, Tranche M Term Loans, 6.168%, (TSFR1M+2.500%), 08/19/2032	363,458	0.0
732,609	Transdigm Inc., New Tranche K Term Loan, 5.918%, (TSFR1M+2.250%), 03/22/2030	733,367	0.1
850,000	TransDigm Inc., Tranche N Term Loan, 6.168%, (TSFR1M+2.250%), 02/10/2033	851,195	0.1
235,000	Us Metalco Holdings LLC, Initial Term Loan, 6.656%, (TSFR3M+3.000%), 12/20/2032	236,175	0.0
278,742	Watlow Electric Manufacturing Company, Term Loan B, 6.667%, (TSFR3M+3.000%), 03/02/2028	279,033	0.0
		29,951,775	1.5

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Leisure Good/Activities/Movies: 0.0%
545,936	Hayward Industries Inc., First Lien Initial Term Loan, 6.282%, (TSFR1M+2.610%), 05/30/2028	$547,642	0.0

	Lodging & Casinos: 0.0%
320,768	Hilton Grand Vacations Borrower LLC, Initial Term Loan, 5.668%, (TSFR1M+2.000%), 08/02/2028	320,893	0.0

	Technology: 1.0%
357,296	Adeia Inc., Amendment No 4 Term Loan B, 6.168%, (TSFR1M+2.500%), 06/08/2028	357,296	0.0
681,460	Altar Bidco Inc., Initial Term Loan, 6.608%, (TSFR3M+3.100%), 02/01/2029	678,620	0.1
385,575	Amentum Holdings LLC, Initial Term Loan, 5.668%, (TSFR1M+2.000%), 09/29/2031	385,876	0.0
115,000	Applied Systems Inc., Initial Term Loan (2024) (Second Lien), 8.200%, (TSFR3M+4.500%), 02/23/2032	113,706	0.0
511,996	Applied Systems Inc., Tranche B-1 Term Loan, 5.950%, (TSFR3M+2.250%), 02/24/2031	502,663	0.0
473,452	Ascend Learning LLC, Amendment No 5 Term Loan, 6.668%, (TSFR1M+3.000%), 12/11/2028	463,194	0.0
880,441	AthenaHealth Group Inc., Tranche B, 6.423%, (TSFR1M+2.750%), 02/15/2029	866,291	0.1
428,227	BCPE Pequod Buyer Inc., Initial Term Loan, 6.417%, (TSFR1M+2.750%), 11/25/2031	416,004	0.0
272,250	BMC Software (Boxer/ Bladelogic), 2031 Replacement Dollar Term Loan, 6.673%, (TSFR3M+3.000%), 07/30/2031	252,980	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Technology: (continued)
222,739	Central Parent LLC, 2024 Refinance Term Loan, 6.922%, (TSFR3M+3.250%), 07/06/2029	$159,620	0.0
149,250	Clearwater Analytics LLC, Initial Term Loans, 5.675%, (TSFR1M+2.000%), 04/21/2032	149,281	0.0
314,509	Connectwise, LLC, Initial Term Loan, 7.461%, (TSFR3M+3.762%), 09/29/2028	290,724	0.0
213,388	Cotiviti Inc., Amendment No 2 Term Loan, 6.418%, (TSFR1M+2.750%), 03/26/2032	197,117	0.0
372,289	Dayforce Inc., Initial Term Loans, 6.661%, (TSFR3M+3.000%), 02/04/2033	353,302	0.0
347,376	Disco Parent Inc., Term Loan, 6.673%, (TSFR3M+3.000%), 08/06/2032	341,297	0.0
543,125	Dragon Buyer, Inc., Term Loan, 6.450%, (TSFR3M+2.750%), 09/30/2031	518,685	0.0
469,901	ECI Macola / Max Holding LLC, 2025 Repricing Term Loan, 6.450%, (TSFR3M+2.750%), 05/09/2030	460,600	0.0
845,795	Epicor Software Corporation, Term F Loans, 6.168%, (TSFR1M+2.500%), 05/30/2031	830,253	0.1
246,884	Fortress Intermediate 3 Inc., 2025 Tlb, 6.669%, (TSFR1M+3.000%), 06/27/2031	245,341	0.0
300,000	Genesys Cloud Services Holdings II LLC (f/k/a Greeneden US Holdings II LLC), 2025 Dollar Term Loans, 6.168%, (TSFR1M+2.500%), 01/30/2032	287,250	0.0
597,004	Icon Parent I Inc., Tranche B, 6.445%, (TSFR3M+2.750%), 11/13/2031	573,684	0.1

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Technology: (continued)
170,987	Imagine Learning LLC, 2024 Term Loan, 7.168%, (TSFR1M+3.500%), 12/21/2029	$159,402	0.0
150,000	Kaseya Inc., Initial Term Loan, 8.668%, (TSFR1M+5.000%), 03/05/2033	120,250	0.0
282,150	Kaseya Inc., Term Loan, 6.672%, (TSFR1M+3.000%), 03/20/2032	264,075	0.0
459,228	Leia Finco US LLC, Initial Term Loan, 6.898%, (TSFR3M+3.250%), 10/09/2031	440,716	0.0
486,328	Mcafee Corp, Refinancing Tranche B-1, 6.668%, (TSFR1M+3.000%), 03/01/2029	436,045	0.0
197,500	Minerals Technologies Inc., Term Loan B, 5.668%, (TSFR1M+2.000%), 11/21/2031	198,241	0.0
541,767	Mitchell International, Inc., AnR Amendment No.1 Term Loan, 6.668%, (TSFR1M+2.250%), 06/17/2031	519,516	0.0
270,000	MKS Instruments Inc., 2026-1 Dollar Term B Loans, 5.414%, (TSFR1M+2.250%), 02/04/2033	270,900	0.0
1,410,000 (7)	Oak-Eagle Acquireco, Inc., Tranche B, 03/24/2033	1,403,611	0.1
96,845	Oceankey (U.S.) II Corp, Term Loan, 7.268%, (TSFR1M+3.500%), 12/15/2028	91,357	0.0
235,693	Open Text Corporation, 2024-A Replacement Term Loan, 5.418%, (TSFR1M+1.750%), 01/31/2030	231,163	0.0
188,522	Playtika Holding Corp., Tranche B1, 6.581%, (TSFR1M+2.750%), 03/13/2028	177,352	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Technology: (continued)
584,115	PointClickCare Technologies, Tranche B, 6.422%, (TSFR3M+2.750%), 11/03/2031	$581,742	0.1
827,382	Project Boost Purchaser LLC, 1L Intial Term Loan, 6.450%, (TSFR3M+2.750%), 07/16/2031	798,769	0.1
369,773	Project Ruby Ultimate Parent Corp, Tranche B5, 6.537%, (TSFR1M+2.865%), 03/10/2028	368,464	0.0
389,053	RealPage Inc., First Lien Initial Term Loan, 6.961%, (TSFR3M+3.262%), 04/24/2028	373,349	0.0
573,563	Red Planet Borrower LLC, Initial Term Loan, 7.673%, (TSFR1M+4.000%), 09/08/2032	561,948	0.1
446,195	Rocket Software Inc., Term Loan, 7.418%, (TSFR1M+3.750%), 11/28/2028	429,017	0.0
359,916	Skopima Consilio Parent LLC (FKA GI Consilio), Amendment No. 5 Term Loans, 7.418%, (TSFR1M+3.750%), 05/12/2028	282,534	0.0
433,065	SS&C Technologies Holdings, Inc., Term Loan B-8 Loan, 5.673%, (TSFR1M+2.000%), 05/09/2031	432,215	0.0
451,326	The Knot Worldwide Inc., Amendment No 5 term Loan, 7.418%, (TSFR1M+3.750%), 01/31/2028	387,764	0.0
648,371	UKG Inc., Term Loan B, 6.167%, (TSFR3M+2.500%), 02/10/2031	620,410	0.1
471,469	Veeam Software/ VS Buyer, 2025 Repriced 1St Lien Tlb, 5.917%, (TSFR3M+2.250%), 04/14/2031	462,039	0.0
488,753	Virtusa Corporation, Term B-2 Loan, 6.918%, (TSFR1M+3.250%), 02/15/2029	442,627	0.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Technology: (continued)
386,086	Waystar Technologies Inc., Initial Term Loan B, 5.668%, (TSFR1M+2.000%), 10/22/2029	$386,087	0.0
704,675	World Wide Technology Holding Co LLC, 2025 Refinancing Term Loan, 5.668%, (TSFR1M+2.000%), 03/01/2030	703,574	0.1
		19,586,951	1.0

	Utilities: 0.2%
480,720	AL GCX Holdings LLC, Initial Term Loan B, 5.673%, (TSFR1M+2.000%), 01/30/2032	481,020	0.1
216,700	Alpha Generation LLC, Initial Term B Loan, 5.418%, (TSFR1M+1.750%), 09/30/2031	216,389	0.0
260,531	Bip Pipeco Holdings LLC, Term Loan, 5.896%, (TSFR3M+2.250%), 12/06/2030	261,101	0.0
265,000	Calpine Construction Finance Company L P, 2025 Refinancing Term Loan, 5.418%, (TSFR1M+1.750%), 07/31/2030	265,456	0.0
971,800	Discovery Energy Holding Corporation, Term Loan, 6.700%, (TSFR3M+3.000%), 05/01/2031	971,800	0.1
329,975	Lightning Power, LLC, Initial Term B Loan, 5.923%, (TSFR1M+2.250%), 08/18/2031	331,006	0.0
143,899	NRG Energy Inc., Term Loan, 5.521%, (TSFR3M+1.850%), 04/16/2031	144,299	0.0
312,188	Vistra Operations Company LLC, 2018 Incremental Term Loan, 5.418%, (TSFR1M+1.750%), 12/20/2030	312,599	0.0
		2,983,670	0.2

	Total Bank Loans (Cost $169,398,466)	167,672,457	8.4
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 3.2%
BRL6,628,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 08/15/2050	$5,172,664	0.3
2,875,000	Brazilian Government International Bond, 6.625%, 03/15/2035	2,947,594	0.1
206,000	Colombia Government International Bond, 5.200%, 05/15/2049	148,526	0.0
1,675,000	Colombia Government International Bond, 6.125%, 01/21/2031	1,651,969	0.1
1,000,000	Colombia Government International Bond, 6.500%, 01/21/2033	979,750	0.0
900,000	Colombia Government International Bond, 7.750%, 11/07/2036	922,973	0.0
1,000,000	Colombia Government International Bond, 8.375%, 11/07/2054	1,034,750	0.1
1,775,000 (1)	Eagle Funding Luxco Sarl, 5.500%, 08/17/2030	1,781,212	0.1
1,436,000	Mexico Government International Bond, 5.850%, 07/02/2032	1,453,986	0.1
1,750,000	Mexico Government International Bond, 6.125%, 02/09/2038	1,713,294	0.1
1,169,000	Mexico Government International Bond, 6.625%, 01/29/2038	1,191,240	0.1
656,000	Mexico Government International Bond, 7.375%, 05/13/2055	690,302	0.0
PEN78,967,000	Peru Government Bond, 5.350%, 08/12/2040	19,054,456	1.0
PLN93,201,000	Republic of Poland Government Bond 1035, 5.000%, 10/25/2035	23,521,816	1.2
550,000 (1)	Republic of South Africa Government International Bond, 7.950%, 11/19/2054	545,188	0.0
625,000 (2)	Republic of South Africa Government International Bond 10Y, 5.875%, 04/20/2032	625,781	0.0

	Total Sovereign Bonds (Cost $66,811,595)	63,435,501	3.2

U.S. TREASURY OBLIGATIONS: 0.4%
	United States Treasury Bonds: 0.2%
5,749,200	4.625%, 11/15/2055	5,494,079	0.2

	United States Treasury Notes: 0.2%
1,116,300	3.500%, 03/15/2029	1,106,489	0.1

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Notes (continued)
2,416,000	3.875%, 03/31/2028	$2,419,681	0.1
		3,526,170	0.2

	Total U.S. Treasury Obligations (Cost $9,268,650)	9,020,249	0.4

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.0%
	Business Equipment & Services: 0.0%
5,366 (9)	Yak Access LLC Series A	54	0.0
1,157 (9)	Yak Access LLC Series B	11	0.0
		65	0.0

	Consumer Discretionary: —%
113 (9)	Travelport Tech Ltd.	—	—

	Total Common Stock (Cost $257,818)	65	0.0

PURCHASED OPTIONS(10): 0.1%
	Total Purchased Options (Cost $2,497,361)	2,478,978	0.1
	Total Long-Term Investments (Cost $2,015,804,383)	1,981,401,942	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 11.6%
	Commercial Paper: 9.5%
34,000,000	AutoZone Disc, 3.980%, 04/07/2026	33,974,085	1.7
4,000,000	BASF SE, 4.180%, 06/10/2026	3,967,756	0.2
14,000,000	BASF SE, 4.200%, 06/29/2026	13,856,500	0.7
15,000,000	Concord Minutemen Capital Co. LLC, 3.970%, 05/26/2026	14,909,265	0.7
20,000,000	Constellation Energy Generation LLC, 4.600%, 05/22/2026	19,869,788	1.0
1,499,000	Duke Energy Corp., 4.100%, 06/05/2026	1,487,974	0.1
6,100,000	Eaton Corp., 4.010%, 04/02/2026	6,098,659	0.3
18,000,000	Entergy Corp., 4.190%, 06/08/2026	17,858,446	0.9
1,615,000	Equifax, Inc., 4.030%, 04/07/2026	1,613,753	0.1
17,000,000	Equifax, Inc., 4.100%, 04/20/2026	16,961,918	0.8
17,000,000	Equifax, Inc., 4.150%, 05/01/2026	16,940,264	0.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
5,000,000	Florida Power & Light Co., 3.860%, 04/06/2026	$4,996,831	0.3
4,000,000	Jupiter Security Corp., 3.740%, 04/01/2026	3,999,590	0.2
15,000,000	McCormick & Co., Inc., 4.150%, 04/30/2026	14,949,000	0.7
2,200,000	Mondelez International, Inc., 4.050%, 04/23/2026	2,194,397	0.1
3,500,000	Parker-Hannifin Corp., 4.070%, 04/16/2026	3,493,766	0.2
5,000,000	Parker-Hannifin Corp., 4.140%, 05/18/2026	4,972,920	0.3
7,100,000 (1)	The Sherwin-Williams Co., 3.900%, 04/28/2026	7,078,799	0.4
	Total Commercial Paper (Cost $189,279,584)	189,223,711	9.5

	Repurchase Agreements: 1.6%
6,666,085 (11)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 03/31/2026, 3.670%, due 04/01/2026 (Repurchase Amount $6,666,755, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $6,799,407, due 05/12/27-02/20/66)	6,666,085	0.3
1,367,535 (11)	Jefferies LLC, Repurchase Agreement dated 03/31/2026, 3.680%, due 04/01/2026 (Repurchase Amount $1,367,673, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $1,394,886, due 06/25/26-02/15/43)	1,367,535	0.1

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,202,660 (11)	Jefferies LLC, Repurchase Agreement dated 03/31/2026, 3.700%, due 04/01/2026 (Repurchase Amount $2,202,883, collateralized by various U.S. Government Agency Obligations, 0.000%-5.350%, Market Value plus accrued interest $2,246,726, due 06/22/26-02/23/44)	$2,202,660	0.1
5,990,466 (11)	Marex Capital Markets Inc., Repurchase Agreement dated 03/31/2026, 3.730%, due 04/01/2026 (Repurchase Amount $5,991,078, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $6,110,275, due 08/31/29-04/01/56)	5,990,466	0.3
1,673,431 (11)	National Bank Financial Inc., Repurchase Agreement dated 03/31/2026, 3.710%, due 04/01/2026 (Repurchase Amount $1,673,601, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $1,706,900, due 04/01/26)	1,673,431	0.1
7,304,915 (11)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/2026, 3.660%, due 04/01/2026 (Repurchase Amount $7,305,647, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $7,451,014, due 05/05/26-01/15/66)	7,304,915	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
7,032,245 (11)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/2026, 3.780%, due 04/01/2026 (Repurchase Amount $7,032,973, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,161,655, due 04/15/28-02/15/56)	$7,032,245	0.3
	Total Repurchase Agreements (Cost $32,237,337)	32,237,337	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
10,983,533 (12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.550% (Cost $10,983,533)	$10,983,533	0.5

	Total Short-Term Investments (Cost $232,500,454)	232,444,581	11.6
	Total Investments in Securities (Cost $2,248,304,837)	$2,213,846,523	110.3
	Liabilities in Excess of Other Assets	(206,445,611)	(10.3)
	Net Assets	$2,007,400,912	100.0

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2026.
(4)	Represents or includes a “to be announced” (TBA) security transaction.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(7)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(8)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 10 for additional details.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of March 31, 2026.

Currency Abbreviations:

BRL	Brazilian Real
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
TSFR6M	6-month CME Term Secured Overnight Financing Rate
TSFR12M	12-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Business Equipment & Services	$—	$—	$65	$65
Consumer Discretionary	—	—	—	—
Total Common Stock	—	—	65	65
Corporate Bonds/Notes	—	530,317,088	—	530,317,088
Collateralized Mortgage Obligations	—	526,381,698	—	526,381,698
Commercial Mortgage-Backed Securities	—	291,117,771	—	291,117,771
U.S. Government Agency Obligations	—	200,434,329	—	200,434,329
Asset-Backed Securities	—	190,543,806	—	190,543,806
Bank Loans	—	167,672,457	—	167,672,457
Sovereign Bonds	—	63,435,501	—	63,435,501
U.S. Treasury Obligations	—	9,020,249	—	9,020,249
Purchased Options	—	2,478,978	—	2,478,978
Short-Term Investments	10,983,533	221,461,048	—	232,444,581
Total Investments, at fair value	$10,983,533	$2,202,862,925	$65	$2,213,846,523
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	—	1,666,793	—	1,666,793
Centrally Cleared Inflation-Linked Swaps	—	28,130	—	28,130
Centrally Cleared Interest Rate Swaps	—	5,111,291	—	5,111,291
Forward Foreign Currency Contracts	—	733,922	—	733,922
Forward Premium Swaptions	—	1,860,943	—	1,860,943
Futures	3,651,093	—	—	3,651,093
OTC interest rate swaps	—	160,499	—	160,499
OTC volatility swaps	—	8,358	—	8,358
Total Assets	$14,634,626	$2,212,432,861	$65	$2,227,067,552
Liabilities Table
Other Financial Instruments
Centrally Cleared Credit Default Swaps	$—	$(561,714)	$—	$(561,714)
Centrally Cleared Inflation-Linked Swaps	—	(75,640)	—	(75,640)
Centrally Cleared Interest Rate Swaps	—	(1,918,446)	—	(1,918,446)
Forward Foreign Currency Contracts	—	(314,825)	—	(314,825)
Forward Premium Swaptions	—	(4,486,396)	—	(4,486,396)
Futures	(7,336,008)	—	—	(7,336,008)
OTC interest rate swaps	—	(5,606)	—	(5,606)
OTC total return swaps	—	(718,000)	—	(718,000)
OTC volatility swaps	—	(1,322,262)	—	(1,322,262)
Sales Commitments	—	(156,467,090)	—	(156,467,090)
Written Options	—	(3,340,418)	—	(3,340,418)
Total Liabilities	$(7,336,008)	$(169,210,397)	$—	$(176,546,405)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2026, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	638	EUR	556	Barclays Bank PLC	04/24/26	$(5)
USD	34,447	ZAR	563,919	BNP Paribas	04/24/26	1,179
USD	10,658,621	PEN	36,566,132	Citibank N.A.	04/24/26	163,632

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	9,955,956	PEN	34,545,143	Citibank N.A.	04/24/26	$41,019
USD	14,179,341	BRL	74,156,874	Citibank N.A.	04/24/26	(76,016)
ZAR	160,835,205	USD	9,433,426	Goldman Sachs International	04/24/26	54,956
USD	9,533,345	ZAR	162,738,966	Goldman Sachs International	04/24/26	(67,349)
USD	26,069,874	PLN	95,279,757	Morgan Stanley Bank N.A.	04/24/26	404,248
TRY	309,570,150	USD	6,700,000	Morgan Stanley Bank N.A.	04/24/26	63,434
USD	1,641,677	BRL	8,733,229	Morgan Stanley Bank N.A.	04/24/26	(37,133)
USD	6,691,591	TRY	310,811,022	Morgan Stanley Bank N.A.	04/24/26	(98,953)
EUR	107,738	USD	125,583	Standard Chartered Bank	04/24/26	(916)
USD	178,326	AUD	250,624	State Street Bank and Trust Co.	04/24/26	5,454
JPY	712,648,006	USD	4,534,301	State Street Bank and Trust Co.	04/24/26	(34,071)
USD	1	JPY	200	Wells Fargo Bank N.A.	04/24/26	—
USD	259,092	EUR	224,238	Wells Fargo Bank N.A.	04/24/26	(382)
						$419,097

At March 31, 2026, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	4,300	06/30/26	$892,014,843	$(2,505,620)
U.S. Treasury 5-Year Note	3,639	06/30/26	393,665,883	(4,830,388)
			$1,285,680,726	$(7,336,008)
Short Contracts:
U.S. Treasury 10-Year Note	(648)	06/18/26	(71,958,375)	1,361,284
U.S. Treasury Long Bond	(192)	06/18/26	(21,864,000)	522,578
U.S. Treasury Ultra 10-Year Note	(625)	06/18/26	(70,947,266)	1,230,651
U.S. Treasury Ultra Long Bond	(119)	06/18/26	(13,870,937)	536,580
			$(178,640,578)	$3,651,093

At March 31, 2026, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX Emerging Markets, Series 44, Version 1	Buy	(1.000)	12/20/30	USD	274,910,000	$5,432,138	$(329,784)
						$5,432,138	$(329,784)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments made quarterly.

(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At March 31, 2026, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series
46, Version 1	Sell	5.000	06/20/31	USD	185,024,000	$8,864,638	$1,666,793
iTraxx Europe, Series 45, Version 1	Sell	1.000	06/20/31	EUR	101,695,000	1,612,785	(231,930)
						$10,477,423	$1,434,863

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments received quarterly.

(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At March 31, 2026, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

		Floating
Pay/Receive		Rate Index		Fixed Rate					Unrealized
Floating		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Pay	3-month AUD-BBR-BBSW	Quarterly	4.687%	Quarterly	03/25/28	AUD	33,700,000	$20,364	$20,364
Pay	1-day CAD-CORRA-OIS-COMPOUND	Semi-Annual	2.781	Semi-Annual	03/20/28	CAD	49,500,000	41,839	41,839
Pay	1-day EUR-EuroSTR-COMPOUND	Annual	2.590	Annual	03/26/28	EUR	31,100,000	24,431	24,431
Pay	1-day GBP-SONIA-COMPOUND	Annual	4.309	Annual	03/19/28	GBP	37,000,000	42,585	43,384
Pay	1-day Secured Overnight Financing Rate	Annual	3.310	Annual	03/08/29	USD	218,000,000	(326,328)	(326,328)
Pay	1-day Secured Overnight Financing Rate	Annual	2.994	Annual	03/03/28	USD	68,665,000	(367,834)	(367,834)
Pay	1-day Secured Overnight Financing Rate	Annual	3.280	Annual	03/13/29	USD	51,828,000	(92,363)	(92,363)
Pay	1-day Secured Overnight Financing Rate	Annual	4.129	Annual	03/27/36	USD	27,533,000	(5,752)	(5,752)
Pay	1-day Secured Overnight Financing Rate	Annual	4.040	Annual	02/22/57	USD	13,392,000	(181,473)	(181,473)
Pay	1-day Secured Overnight Financing Rate	Annual	3.950	Annual	03/02/57	USD	7,142,000	(203,849)	(203,849)
Pay	1-day Secured Overnight Financing Rate	Annual	3.730	Annual	03/05/30	USD	4,000,000	21,648	21,648
Pay	1-day Secured Overnight Financing Rate	Annual	3.962	Annual	03/12/57	USD	2,920,000	(77,689)	(77,689)
Pay	1-day Secured Overnight Financing Rate	Annual	4.012	Annual	02/17/57	USD	1,779,000	(32,477)	(32,477)
Pay	3-month ZAR-JIBAR-SAFEX	Quarterly	7.605	Quarterly	03/25/31	ZAR	187,251,000	(37,896)	(35,594)
Receive	6-month PLN WIBOR	Semi-Annual	4.082	Annual	10/25/35	PLN	86,543,000	1,314,102	1,314,102
Receive	1-day Secured Overnight Financing Rate	Annual	3.279	Annual	03/08/29	USD	218,000,000	388,552	388,552
Receive	1-day Secured Overnight Financing Rate	Annual	3.299	Annual	03/15/28	USD	149,802,000	356,693	356,693
Receive	1-day Secured Overnight Financing Rate	Annual	3.457	Annual	02/25/27	USD	137,700,000	317,099	317,100
Receive	1-day Secured Overnight Financing Rate	Monthly	3.389	Monthly	02/04/29	USD	114,700,000	421,752	421,752
Receive	1-day Secured Overnight Financing Rate	Annual	3.299	Annual	02/24/28	USD	109,000,000	676,103	676,103
Receive	1-day Secured Overnight Financing Rate	Annual	3.366	Annual	02/23/31	USD	73,500,000	814,399	814,399
Receive	1-day Secured Overnight Financing Rate	Annual	3.428	Annual	03/17/29	USD	53,512,000	24,276	24,276
Receive	1-day Secured Overnight Financing Rate	Annual	4.605	Annual	02/14/46	USD	30,415,000	(13,407)	(13,407)
Receive	1-day Secured Overnight Financing Rate	Annual	3.502	Annual	02/24/33	USD	29,300,000	364,950	364,950
Receive	1-day Secured Overnight Financing Rate	Annual	3.618	Annual	09/24/35	USD	15,000,000	251,662	251,662
Receive	1-day Secured Overnight Financing Rate	Annual	4.211	Annual	02/14/30	USD	14,000,000	(317,923)	(317,923)
Receive	1-day Secured Overnight Financing Rate	Annual	4.143	Annual	02/18/30	USD	13,000,000	(263,757)	(263,757)
Receive	1-day Secured Overnight Financing Rate	Annual	3.539	Annual	07/23/30	USD	4,000,000	8,801	8,801
Receive	1-day Secured Overnight Financing Rate	Annual	4.045	Annual	02/24/57	USD	1,669,249	21,235	21,235
								$3,189,743	$3,192,845

At March 31, 2026, the following OTC interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-day Overnight Brazil Interbank Deposit	Annual	Goldman Sachs International	13.680%	Annual	01/02/29	BRL	143,698,002	$(5,606)	$—	$(5,606)
Pay	1-day Overnight Brazil Interbank Deposit	Annual	Goldman Sachs International	14.020%	Annual	01/02/29	BRL	73,287,436	114,668	—	114,668
Pay	1-day Overnight Brazil Interbank Deposit	Annual	Morgan Stanley Bank N.A.	13.900%	Annual	01/02/29	BRL	45,403,529	45,831	—	45,831
									$154,893	$—	$154,893

At March 31, 2026, the following centrally cleared inflation-linked swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.462%	At Termination Date	03/27/31	USD	26,814,000	$(75,640)	$(75,640)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.410	At Termination Date	03/27/36	USD	26,814,000	28,130	28,130
								$(47,510)	$(47,510)

At March 31, 2026, the following OTC total return swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	(Secured Overnight Financing Rate + 0.00%)	Quarterly	Barclays Bank PLC	06/20/26	USD	20,000,000	$(452,000)	$—	$(452,000)
Receive	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	(Secured Overnight Financing Rate + 0.00%)	Quarterly	Morgan Stanley Bank N.A.	06/20/26	USD	6,000,000	(132,000)	—	(132,000)
Receive	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	(Secured Overnight Financing Rate + 0.00%)	Quarterly	Morgan Stanley Bank N.A.	09/20/26	USD	20,000,000	(134,000)	—	(134,000)
									$(718,000)	$—	$(718,000)

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

At March 31, 2026, the following OTC volatility swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/ Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation (Depreciation)
Pay	USD vs. ZAR Spot Exchange Rate	9.800%	Bank of America N.A.	04/09/26	USD	130,000	$(729,532)	$(729,532)
Pay	USD vs. ZAR Spot Exchange Rate	10.350%	Bank of America N.A.	04/23/26	USD	65,000	(394,073)	(394,073)
Pay	USD vs. MXN Spot Exchange Rate	12.000%	Bank of America N.A.	06/16/26	USD	47,171,369	8,358	8,358
Pay	USD vs. ZAR Spot Exchange Rate	10.300%	BNP Paribas	04/23/26	USD	32,500	(198,657)	(198,657)
							$(1,313,904)	$(1,313,904)

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

At March 31, 2026, the following OTC written credit default swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Reference Entity	Exercise Rate	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 5-Year Credit Default Swap	Deutsche Bank AG	iTraxx Europe, Series 5, Version 1	77.50%	1.000%	Quarterly	04/15/26	EUR	101,695,000	$117,575	$(163,969)
Put on 5-Year Credit Default Swap	Goldman Sachs International	CDX North American Index High Yield Series, 45, Version 2	104.00	5.000	Quarterly	04/15/26	USD	22,530,000	174,556	(102,894)
Put on 5-Year Credit Default Swap	Goldman Sachs International	CDX North American Index High Yield Series, 45, Version 2	106.50	5.000	Quarterly	04/15/26	USD	28,500,000	183,680	(436,968)
									$475,811	$(703,831)

At March 31, 2026, the following OTC written equity options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Invesco Senior Loan ETF	Goldman Sachs International	Put	04/17/26	USD	20.000	1,740,000	USD	35,513,400	$208,800	$(150,283)
Invesco Senior Loan ETF	Nomura Global Financial Products Inc.	Put	04/17/26	USD	20.000	44,000	USD	898,040	7,920	(3,800)
									$216,720	$(154,083)

At March 31, 2026, the following OTC purchased foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call BRL vs. Put USD	Goldman Sachs International	07/03/26	5.674	USD	18,010,000	$716,168	$1,442,471
Call EUR vs. Put GBP	Goldman Sachs International	08/06/26	0.925	EUR	813,000	88,044	60,380
Call JPY vs. Put AUD	Goldman Sachs International	05/29/26	103.000	AUD	1,997,000	178,231	149,345
Call KRW vs. Put USD	Morgan Stanley Bank N.A.	04/24/26	1,380.000	USD	22,321,000	112,029	1,588
Call USD vs. Put BRL	Goldman Sachs International	07/03/26	5.674	USD	18,010,000	716,168	203,842
Call USD vs. Put EUR	Nomura Global Financial Products Inc.	05/22/26	1.090	USD	1,938,000	131,784	65,875
Call USD vs. Put EUR	Nomura Global Financial Products Inc.	09/21/26	1.125	USD	22,619,000	203,910	185,311
Call USD vs. Put KRW	Morgan Stanley Bank N.A.	04/24/26	1,500.000	USD	22,321,000	104,127	369,141
						$2,250,461	$2,477,953

At March 31, 2026, the following OTC written foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Call BRL vs. Put USD	Goldman Sachs International	07/03/26	5.674	USD	18,010,000	$769,459	$(1,442,471)
Call EUR vs. Put ZAR	Goldman Sachs International	01/08/27	21.500	EUR	800,000	240,062	(236,459)
Call KRW vs. Put USD	Morgan Stanley Bank N.A.	04/24/26	1,340.000	USD	22,321,000	38,415	(316)
Call USD vs. Put BRL	Goldman Sachs International	07/03/26	5.674	USD	18,010,000	769,459	(203,843)
Call USD vs. Put KRW	Morgan Stanley Bank N.A.	04/24/26	1,475.000	USD	22,321,000	184,171	(602,702)
						$2,001,566	$(2,485,791)

At March 31, 2026, the following OTC purchased interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:

		Pay/
		Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional
Description	Counterparty	Rate	Rate	Index	Date	Amount		Cost	Fair Value
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley Bank N.A.	Receive	2.500%	6-month EUR-EURIBOR	05/20/26	EUR	44,213,000	$246,900	$1,025
								$246,900	$1,025

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

At March 31, 2026, the following OTC written interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Pay/Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Bank N.A.	Pay	2.300%	6-month EUR-EURIBOR	05/20/26	EUR	22,107,000	$182,061	$(513)
								$182,061	$(513)

At March 31, 2026, the following OTC purchased forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	3.820%	Receive	1-day Secured Overnight Financing Rate	02/23/28	USD	11,120,000	$(406,297)	$(59,225)
Call on 10-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.605%	Receive	1-day Secured Overnight Financing Rate	02/12/36	USD	48,664,000	(1,946,560)	110,156
Call on 1-Year Interest Rate Swap	Mizuho Capital Markets LLC	3.150%	Receive	1-day Secured Overnight Financing Rate	04/10/26	USD	243,320,000	(143,559)	(142,537)
Call on 5-Year Interest Rate Swap	UBS AG	3.780%	Receive	1-day Secured Overnight Financing Rate	03/20/28	USD	24,332,000	(608,300)	(55,731)
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	3.820%	Pay	1-day Secured Overnight Financing Rate	02/23/28	USD	11,120,000	(406,297)	105,971
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	53,680,100	(9,662,418)	723,884
Put on 30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	4.650%	Pay	1-day Secured Overnight Financing Rate	08/30/27	USD	23,070,000	(1,075,985)	(319,481)
Put on 5-Year Interest Rate Swap	UBS AG	3.780%	Pay	1-day Secured Overnight Financing Rate	03/20/28	USD	24,332,000	(608,300)	(20,681)
								$(14,857,716)	$342,356

At March 31, 2026, the following OTC written forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:

Description	Counterparty	Exercise Rate(3)	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 10-Year Interest Rate Swap	Toronto-Dominion Bank	3.943%	Pay	1-day Secured Overnight Financing Rate	07/21/26	USD	11,358,500	$189,687	$(28,350)
Call on 1-Year Interest Rate Swap	BNP Paribas	2.500%	Pay	1-day Secured Overnight Financing Rate	02/22/27	USD	243,320,000	304,150	64,255
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	3.415%	Pay	1-day Secured Overnight Financing Rate	02/11/28	USD	60,830,000	261,873	(48,282)
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Pay	1-day Secured Overnight Financing Rate	09/23/27	USD	115,350,000	538,685	111,115
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	2.500%	Pay	1-day Secured Overnight Financing Rate	09/25/26	USD	228,586,000	265,160	170,834
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.523%	Pay	1-day Secured Overnight Financing Rate	02/03/28	USD	169,492,000	703,392	(244,701)
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.343%	Pay	1-day Secured Overnight Financing Rate	12/16/27	USD	57,675,000	268,189	(2,931)
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.161%	Pay	1-day Secured Overnight Financing Rate	11/22/27	USD	115,350,000	542,145	91,822
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.254%	Pay	1-day Secured Overnight Financing Rate	06/30/27	USD	57,675,000	220,607	(112,014)
Call on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.123%	Pay	1-day Secured Overnight Financing Rate	10/25/27	USD	115,350,000	537,819	(242,838)
Call on 1-Year Interest Rate Swap	Toronto-Dominion Bank	3.697%	Pay	1-day Secured Overnight Financing Rate	02/05/29	USD	169,492,000	898,308	(265,125)
Call on 30-Year Interest Rate Swap	BNP Paribas	4.135%	Pay	1-day Secured Overnight Financing Rate	02/18/31	USD	6,083,000	687,379	12,636
Call on 30-Year Interest Rate Swap	Deutsche Bank AG	3.000%	Pay	1-day Secured Overnight Financing Rate	01/07/30	USD	22,717,000	522,491	(134,661)
Call on 30-Year Interest Rate Swap	Goldman Sachs International	4.130%	Pay	1-day Secured Overnight Financing Rate	02/18/31	USD	6,083,000	692,245	19,020

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

Description	Counterparty	Exercise Rate(3)	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap	Nomura Global Financial Products Inc.	4.130%	Pay	1-day Secured Overnight Financing Rate	02/25/31	USD	6,083,000	$689,812	$15,935
Call on 30-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.000%	Pay	1-day Secured Overnight Financing Rate	01/07/30	USD	11,359,000	261,257	(67,333)
Call on 30-Year Interest Rate Swap	Toronto-Dominion Bank	4.252%	Pay	1-day Secured Overnight Financing Rate	01/29/27	USD	18,600,000	874,200	(266,872)
Call on 30-Year Interest Rate Swap	UBS AG	4.253%	Pay	1-day Secured Overnight Financing Rate	01/29/27	USD	18,600,000	863,970	(279,579)
Put on 10-Year Interest Rate Swap	Nomura Global Financial Products Inc.	5.605%	Receive	1-day Secured Overnight Financing Rate	02/12/36	USD	48,664,000	2,481,864	(119,870)
Put on 10-Year Interest Rate Swap	Toronto-Dominion Bank	3.943%	Receive	1-day Secured Overnight Financing Rate	07/21/26	USD	11,358,500	189,687	39,061
Put on 1-Year Interest Rate Swap	Deutsche Bank AG	3.415%	Receive	1-day Secured Overnight Financing Rate	02/11/28	USD	60,830,000	261,873	(78,175)
Put on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Receive	1-day Secured Overnight Financing Rate	09/23/27	USD	115,350,000	538,685	(209,162)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.523%	Receive	1-day Secured Overnight Financing Rate	02/03/28	USD	169,492,000	703,392	(156,708)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.343%	Receive	1-day Secured Overnight Financing Rate	12/16/27	USD	57,675,000	268,189	(63,835)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.161%	Receive	1-day Secured Overnight Financing Rate	11/22/27	USD	115,350,000	542,145	(222,330)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.600%	Receive	1-day Secured Overnight Financing Rate	08/30/27	USD	415,260,000	1,183,491	(550,894)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.254%	Receive	1-day Secured Overnight Financing Rate	06/30/27	USD	57,675,000	220,607	13,943
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.123%	Receive	1-day Secured Overnight Financing Rate	10/25/27	USD	115,350,000	537,819	113,212
Put on 1-Year Interest Rate Swap	Toronto-Dominion Bank	3.697%	Receive	1-day Secured Overnight Financing Rate	02/05/29	USD	169,492,000	898,308	(81,676)
Put on 1-Year Interest Rate Swap	UBS AG	3.700%	Receive	1-day Secured Overnight Financing Rate	02/10/27	USD	243,320,000	236,020	(535,895)
Put on 30-Year Interest Rate Swap	BNP Paribas	4.135%	Receive	1-day Secured Overnight Financing Rate	02/18/31	USD	6,083,000	687,379	(39,841)
Put on 30-Year Interest Rate Swap	Deutsche Bank AG	5.600%	Receive	1-day Secured Overnight Financing Rate	02/24/31	USD	14,827,000	619,769	(59,057)
Put on 30-Year Interest Rate Swap	Goldman Sachs International	4.130%	Receive	1-day Secured Overnight Financing Rate	02/18/31	USD	6,083,000	692,245	(37,753)
Put on 30-Year Interest Rate Swap	Nomura Global Financial Products Inc.	4.130%	Receive	1-day Secured Overnight Financing Rate	02/25/31	USD	6,083,000	689,812	(40,859)
Put on 30-Year Interest Rate Swap	Toronto-Dominion Bank	4.252%	Receive	1-day Secured Overnight Financing Rate	01/29/27	USD	18,600,000	874,200	138,536
Put on 30-Year Interest Rate Swap	UBS AG	4.253%	Receive	1-day Secured Overnight Financing Rate	01/29/27	USD	18,600,000	863,970	130,563
								$21,810,824	$(2,967,809)

(1)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.

(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

The following sales commitments were held by the Voya Strategic Income Opportunities Fund at March 31, 2026:

		Contractual
Principal Amount	Description	Settlement Date	Fair Value
$(8,000,000)	Ginnie Mae, 4.000%, due 04/20/56	04/21/26	$(7,495,110)
(7,704,000)	Ginnie Mae, 4.500%, due 04/20/53	04/21/26	(7,443,710)
(46,700,000)	Ginnie Mae, 6.500%, due 04/20/55	04/21/26	(48,539,379)
(46,700,000)	Ginnie Mae, 6.500%, due 05/15/56	05/20/26	(48,398,914)

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

		Contractual
Principal Amount	Description	Settlement Date	Fair Value
$(6,425,000)	Uniform Mortgage-Backed Securities, 3.500%, due 04/01/56	04/13/26	$(5,890,944)
(13,027,000)	Uniform Mortgage-Backed Securities, 5.000%, due 05/01/56	05/13/26	(12,832,532)
(25,000,000)	Uniform Mortgage-Backed Securities, 6.500%, due 04/01/56	04/13/26	(25,866,501)
	Total Sales Commitments
	Proceeds receivable $(156,707,854)		$(156,467,090)

Currency Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	EU Euro
GBP	—	British Pound
JPY	—	Japanese Yen
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$2,477,953
Interest rate contracts	Investments in securities at value*	1,025
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	733,922
Interest rate contracts	Unrealized appreciation on forward premium swaptions	1,860,943
Interest rate contracts	Variation margin receivable on futures contracts**	3,651,093
Credit contracts	Variation margin receivable on centrally cleared swaps**	1,666,793
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	5,139,421
Foreign exchange contracts	Unrealized appreciation on OTC swap agreements	8,358
Interest rate contracts	Unrealized appreciation on OTC swap agreements	160,499
Total Asset Derivatives		$15,700,007

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$314,825
Interest rate contracts	Unrealized depreciation on forward premium swaptions	4,486,396
Interest rate contracts	Variation margin payable on futures contracts**	7,336,008
Credit contracts	Variation margin payable on centrally cleared swaps**	561,714
Interest rate contracts	Variation margin payable on centrally cleared swaps**	1,994,086
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	1,322,262
Interest rate contracts	Unrealized depreciation on OTC swap agreements	723,606
Credit contracts	Written options, at fair value	703,831
Foreign exchange contracts	Written options, at fair value	2,485,791
Interest rate contracts	Written options, at fair value	513
Equity contracts	Written options, at fair value	154,083
Total Liability Derivatives		$20,083,115

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$(218,341)	$—	$—	$(3,632,384)	$4,155,712	$304,987
Foreign exchange contracts	(88,948)	(14,001,453)	—	(195,551)	1,350,103	(12,935,849)
Interest rate contracts	1,325,268	—	(3,552,253)	4,039,750	1,109,062	2,921,827
Total	$1,017,979	$(14,001,453)	$(3,552,253)	$211,815	$6,614,877	$(9,709,035)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$769,472	$(331,703)	$437,769
Equity contracts	—	—	—	—	62,637	62,637
Foreign exchange contracts	256,046	588,004	—	(1,720,504)	(609,517)	(1,485,971)
Interest rate contracts	(2,967,843)	—	(3,723,270)	3,322,524	(1,668,760)	(5,037,349)
Total	$(2,711,797)	$588,004	$(3,723,270)	$2,371,492	$(2,547,343)	$(6,022,914)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2026:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Mizuho Capital Markets LLC	Morgan Stanley Bank N.A.	Nomura Global Financial Products Inc.
Assets:
Purchased options	$—	$—	$—	$—	$—	$1,856,038	$—	$—	$371,754	$251,186
Forward foreign currency contracts	—	—	1,179	204,651	—	54,956	—	—	467,682	—
Forward premium swaptions	—	723,884	76,891	—	387,920	19,020	105,765	—	—	239,303
OTC interest rate swaps	—	—	—	—	—	114,668	—	—	45,831	—
OTC volatility swaps	8,358	—	—	—	—	—	—	—	—	—
Total Assets	$8,358	$723,884	$78,070	$204,651	$387,920	$2,044,682	$105,765	$—	$885,267	$490,489
Liabilities:
Forward foreign currency contracts	$—	$5	$—	$76,016	$—	$67,349	$—	$—	$136,086	$—
Forward premium swaptions	—	—	39,841	—	588,562	37,753	1,672,894	142,537	—	470,900
OTC interest rate swaps	—	—	—	—	—	5,606	—	—	—	—
OTC total return swaps	—	452,000	—	—	—	—	—	—	266,000	—
OTC volatility swaps	1,123,605	—	198,657	—	—	—	—	—	—	—
Written options	—	—	—	—	163,969	2,572,918	—	—	603,531	3,800
Total Liabilities	$1,123,605	$452,005	$238,498	$76,016	$752,531	$2,683,626	$1,672,894	$142,537	$1,005,617	$474,700
Net OTC derivative instruments by counterparty, at fair value	$(1,115,247)	$271,879	$(160,428)	$128,635	$(364,611)	$(638,944)	$(1,567,129)	$(142,537)	$(120,350)	$15,789
Total collateral pledged by the Fund/(Received from counterparty)	$1,115,247	$(271,879)	$160,428	$(128,635)	$364,611	$—	$1,567,129	$—	$120,350	$—
Net Exposure(1),(2)	$—	$—	$—	$—	$—	$(638,944)	$—	$(142,537)	$—	$15,789

See Accompanying Notes to Financial Statements

Voya Strategic	PORTFOLIO OF INVESTMENTS
Income Opportunities Fund	as of March 31, 2026 (continued)

		State Street
	Standard	Bank and Trust	Toronto-		Wells Fargo
	Chartered Bank	Co.	Dominion Bank	UBS AG	Bank N.A.	Total
Assets:
Purchased options	$—	$—	$—	$—	$—	$2,478,978
Forward foreign currency contracts	—	5,454	—	—	—	733,922
Forward premium swaptions	—	—	177,597	130,563	—	1,860,943
OTC interest rate swaps	—	—	—	—	—	160,499
OTC volatility swaps	—	—	—	—	—	8,358
Total Assets	$—	$5,454	$177,597	$130,563	$—	$5,242,700
Liabilities:
Forward foreign currency contracts	$916	$34,071	$—	$—	$382	$314,825
Forward premium swaptions	—	—	642,023	891,886	—	4,486,396
OTC interest rate swaps	—	—	—	—	—	5,606
OTC total return swaps	—	—	—	—	—	718,000
OTC volatility swaps	—	—	—	—	—	1,322,262
Written options	—	—	—	—	—	3,344,218
Total Liabilities	$916	$34,071	$642,023	$891,886	$382	$10,191,307
Net OTC derivative instruments by counterparty, at fair value	$(916)	$(28,617)	$(464,426)	$(761,323)	$(382)	$(4,948,607)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$464,426	$761,323	$—	$4,153,000
Net Exposure(1),(2)	$(916)	$(28,617)	$—	$—	$(382)	$(795,607)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At March 31, 2026, the Fund had pledged $1,320,000, $260,000, $570,000, $2,270,000, $1,600,000, $380,000, $610,000 and $1,040,000 to Bank of America N.A., BNP Paribas, Deutsche Bank AG, JPMorgan Chase Bank N.A., Goldman Sachs International, Morgan Stanley Bank N.A., Toronto-Dominion Bank and UBS AG, respectively. In addition, the Fund had received $610,000 and $270,000 from Barclays Bank PLC and Citibank N.A., respectively. Excess cash collateral, if any, is not shown for financial reporting purposes.

At March 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $2,257,406,733.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$37,337,763
Gross Unrealized Depreciation	(76,330,202)
Net Unrealized Depreciation	$(38,992,439)

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2026, were as follows:

		Per Share
Fund Name	Type	Amount
Voya GNMA Income Fund
Class A	NII	$0.2808
Class C	NII	$0.2234
Class I	NII	$0.3039
Class R6	NII	$0.3077
Class W	NII	$0.3007

Voya High Yield Bond Fund
Class A	NII	$0.3882
Class C	NII	$0.3354
Class I	NII	$0.4115
Class R	NII	$0.3708
Class R6	NII	$0.4168
Class W	NII	$0.4063
All Classes	ROC	$0.0132
Voya Intermediate Bond Fund
Class A	NII	$0.3753
Class C	NII	$0.3087
Class I	NII	$0.4072
Class R	NII	$0.3537
Class R6	NII	$0.4125
Class W	NII	$0.3970

		Per Share
Fund Name	Type	Amount
Voya Short Duration Bond Fund
Class A	NII	$0.4098
Class C	NII	$0.3394
Class I	NII	$0.4348
Class R	NII	$0.3876
Class R6	NII	$0.4398
Class W	NII	$0.4346
Voya Short Duration High Income Fund
Class A	NII	$0.6461
Class C	NII	$0.5811
Class I	NII	$0.6698
Class R6	NII	$0.6706
Class W (1)	NII	$0.3996
All Classes	STCG	$0.0053

Voya Strategic Income Opportunities Fund
Class A	NII	$0.4192
Class C	NII	$0.3437
Class I	NII	$0.4422
Class R	NII	$0.3926
Class R6	NII	$0.4474
Class W	NII	$0.4417
All Classes	ROC	$0.0129

NII - Net investment income

STCG - Short-term capital gain

ROC – Return of capital

(1) Commenced operations on August 8, 2025.

Pursuant to Internal Revenue Code Section 871(k)(1), the Funds designate the following percentages of net investment income distributions as interest-related dividends:

Voya GNMA Income Fund	99.98%

Voya High Yield Bond Fund	85.53%

Voya Intermediate Bond Fund	82.77%

Voya Short Duration Bond Fund	81.22%

Voya Short Duration High Income Fund	83.18%

Voya Strategic Income Opportunities Fund	87.49%

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Funds Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya GNMA Income Fund, Voya High Yield Bond Fund, Voya Intermediate Bond Fund, Voya Short Duration Bond Fund (formerly, Voya Short Term Bond Fund), Voya Short Duration High Income Fund, and Voya Strategic Income Opportunities Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Funds do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the

Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya GNMA Income Fund

In considering whether to approve the renewal of the Contracts for Voya GNMA Income Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year, three-year, five-year, and ten-year periods and the second quintile for the year-to-date period; and (2) the Fund outperformed its performance benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the fourth quintile; (b) the Fund’s contractual management fee rate is ranked in the third quintile; and (c) the Fund’s net expense ratio is ranked in the third quintile.

Voya High Yield Bond Fund

In considering whether to approve the renewal of the Contracts for Voya High Yield Bond Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the third quintile of its Morningstar category for the year-to-date, one-year, and ten-year periods, the fourth quintile for the five-year period, and the fifth quintile for the three-year period; and (2) the Fund underperformed its performance benchmark for all periods presented.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Fund’s performance during certain periods.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the third quintile; (b) the Fund’s contractual management fee rate is ranked in the third quintile; and (c) the Fund’s net expense ratio is ranked in the second quintile.

Voya Intermediate Bond Fund

In considering whether to approve the renewal of the Contracts for Voya Intermediate Bond Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year, three-year, and ten-year periods and the third quintile for the year-to-date and five-year periods; and (2) the Fund outperformed its performance benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: The pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the first quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the first quintile.

Voya Short Duration Bond Fund (formerly, Voya Short Term Bond Fund)

In considering whether to approve the renewal of the Contracts for Voya Short Duration Bond Fund (formerly, Voya Short Term Bond Fund), the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the third quintile of its Morningstar category for the one-year, five-year and ten-year periods and the fourth quintile for the year-to-date and three-year periods; and (2) the Fund outperformed its performance benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the first quintile.

Voya Short Duration High Income Fund

In considering whether to approve the renewal of the Contracts for Voya Short Duration High Income Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the fourth quintile of its Morningstar category for the one-year period and the fifth quintile for the year-to-date period; and (2) the Fund outperformed its performance benchmark for the one-year period and underperformed for the year-to-date period.

In analyzing this performance data, the Board took into account that the Fund commenced operations in February 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the second quintile.

Voya Strategic Income Opportunities Fund

In considering whether to approve the renewal of the Contracts for Voya Strategic Income Opportunities Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date, one-year, five-year and ten-year periods and the third quintile for the three-year period; and (2) the Fund outperformed its performance benchmark for all periods presented, with the exception of the three-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the first quintile; (b) the Fund’s contractual management

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the second quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2026.

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Investment Adviser	Independent Registered Public Accounting Firm

Voya Investments, LLC	Ernst & Young LLP

7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street

Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian

Voya Investments Distributor, LLC	The Bank of New York Mellon

7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street

Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel

BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP

103 Bellevue Parkway	Prudential Tower

Wilmington, Delaware 19809	800 Boylston Street

Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

163313 (0326)

Annual Financial Statements and Other Information

March 31, 2026

Voya Government Money Market Fund

Classes A, C, I, R6 and W

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will achieve its investment objective. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Voya Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya Government Money Market Fund (the “Fund”) (one of the funds constituting Voya Funds Trust (the “Trust”)), including the portfolio of investments, as of March 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Funds Trust) at March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

May 27, 2026

1

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2026

ASSETS:
Short-term investments at amortized cost	$314,228,353
Repurchase agreements	107,252,000
Receivables:
Investment securities sold	289,640,254
Fund shares sold	21,432,344
Interest	664,154
Prepaid expenses	55,857
Reimbursement due from Investment Adviser	94,574
Other assets	25,374
Total assets	733,392,910

LIABILITIES:
Income distribution payable	1,221
Payable for investment securities purchased	124,729,060
Payable for fund shares redeemed	9,337,294
Payable for investment management fees	122,797
Payable for distribution and shareholder service fees	1,614
Payable to custodian due to bank overdraft	125,124,222
Payable to trustees under the deferred compensation plan (Note 5)	25,374
Payable for trustee fees	1,088
Other accrued expenses and liabilities	184,729
Total liabilities	259,527,399
NET ASSETS	$473,865,511

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$473,868,088
Total distributable loss	(2,577)
NET ASSETS	$473,865,511

See Accompanying Notes to Financial Statements

2

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2026 (continued)

Class A
Net assets	$399,778,554
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	399,775,977
Net asset value and redemption price per share†	$1.00
Class C
Net assets	$1,918,011
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	1,917,925
Net asset value and redemption price per share†	$1.00
Class I
Net assets	$60,709,777
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	60,709,199
Net asset value and redemption price per share	$1.00
Class R6
Net assets	$7,493,015
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	7,492,956
Net asset value and redemption price per share	$1.00
Class W
Net assets	$3,966,154
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	3,965,841
Net asset value and redemption price per share	$1.00

†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENT OF OPERATIONS for the year ended March 31, 2026

INVESTMENT INCOME:
Dividends	$83,576
Interest	17,807,982
Other	2,592
Total investment income	17,894,150

EXPENSES:
Investment management fees	1,523,742
Distribution and shareholder service fees:
Class C	21,751
Transfer agent fees:
Class A	414,372
Class C	2,450
Class I	6,680
Class R6	220
Class W	5,979
Shareholder reporting expense	42,907
Registration fees	124,628
Professional fees	50,634
Custody and accounting expense	28,129
Trustee fees	10,883
Miscellaneous expense	45,448
Total expenses	2,277,823
Waived and reimbursed fees	(710,583)
Net expenses	1,567,240
Net investment income	16,326,910

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	236,239

Increase in net assets resulting from operations	$16,563,149

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2026	March 31, 2025
FROM OPERATIONS:
Net investment income	$16,326,910	$17,550,882
Net realized gain	236,239	244,053
Increase in net assets resulting from operations	16,563,149	17,794,935

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(13,573,646)	(14,330,320)
Class C	(61,890)	(81,158)
Class I	(2,466,402)	(2,916,036)
Class R6(1)	(256,217)	(98,703)
Class W	(206,609)	(355,462)

Total distributions	(16,564,764)	(17,781,679)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,946,074,210	1,636,193,747
Reinvestment of distributions	16,530,786	17,705,527

	1,962,604,996	1,653,899,274
Cost of shares redeemed	(1,913,120,965)	(1,567,924,744)
Net increase in net assets resulting from capital share transactions	49,484,031	85,974,530
Net increase in net assets	49,482,416	85,987,786

NET ASSETS:
Beginning of year or period	424,383,095	338,395,309
End of year or period	$$473,865,511	$$424,383,095

(1) Class R6 shares of the fund commenced operations on June 11, 2024.

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations						Less Distributions									Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income	From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions /additions (2)(3)	Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or
period ended	($)	($)		($)		($)		($)	($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000's)	(%)
Class A
03-31-26	1.00	0.04	•	—		0.04		0.04	0.00	*	—	0.04		—	1.00	3.88	0.54	0.35(4)	0.35	3.75		399,779	—
03-31-25	1.00	0.05	•	—		0.05		0.05	0.00	*	—	0.05		—	1.00	4.74	0.51	0.35(4)	0.35	4.54		346,682	—
03-31-24	1.00	0.05	•	0.00	*	0.05		0.05	—		—	0.05		—	1.00	5.04	0.57	0.39(5)	0.39	4.93		265,846	—
03-31-23	1.00	0.03		(0.01)		0.02		0.02	—		—	0.02		—	1.00	2.48	0.62	0.39(6)	0.39	2.63		217,392	—
03-31-22	1.00	(0.00)	*•	0.00	*	0.00	*	—	0.00	*	—	0.00	*	—	1.00	0.09	0.64	0.05(7)	0.05	(0.00	)*	156,626	—
Class C
03-31-26	1.00	0.03	•	—		0.03		0.03	0.00	*	—	0.03		—	1.00	2.85	1.54	1.35(4)	1.35	2.79		1,918	—
03-31-25	1.00	0.04	•	—		0.04		0.04	0.00	*	—	0.04		—	1.00	3.70	1.51	1.35(4)	1.35	3.60		2,202	—
03-31-24	1.00	0.04	•	0.00	*	0.04		0.04	—		—	0.04		—	1.00	3.99	1.57	1.39(5)	1.39	3.92		2,116	—
03-31-23	1.00	0.02	•	0.00	*	0.02		0.02	—		—	0.02		—	1.00	1.63	1.62	1.23(6)	1.23	1.62		2,220	—
03-31-22	1.00	0.00	*•	0.00	*	0.00		—	0.00	*	—	0.00	*	—	1.00	0.09	1.64	0.05(7)	0.05	0.00	*	2,015	—
Class I
03-31-26	1.00	0.04	•	—		0.04		0.04	0.00	*	—	0.04		—	1.00	3.88	0.43	0.35(4)	0.35	3.78		60,710	—
03-31-25	1.00	0.05	•	—		0.05		0.05	0.00	*	—	0.05		—	1.00	4.74	0.47	0.35(4)	0.35	4.58		65,537	—
03-31-24	1.00	0.05	•	0.00	*	0.05		0.05	—		—	0.05		—	1.00	5.04	0.48	0.39(5)	0.39	4.93		58,966	—
03-31-23	1.00	0.03		(0.01)		0.02		0.02	—		—	0.02		—	1.00	2.48	0.49	0.39(6)	0.39	2.63		56,466	—
03-31-22	1.00	(0.00)	*•	0.00	*	0.00	*	—	0.00	*	—	0.00	*	—	1.00	0.09	0.50	0.05(7)	0.05	(0.00	)*	41,745	—
Class R6
03-31-26	1.00	0.04	•	—		0.04		0.04	0.00	*	—	0.04		—	1.00	3.88	0.42	0.35(4)	0.35	3.73		7,493	—
06-11-24(8)-
03-31-25	1.00	0.03	•	0.01		0.04		0.04	0.00	*	—	0.04		—	1.00	3.71	0.41	0.35(4)	0.35	4.18		3,454	—
Class W
03-31-26	1.00	0.04	•	—		0.04		0.04	0.00	*	—	0.04		—	1.00	3.88	0.54	0.35(4)	0.35	3.80		3,966	—
03-31-25	1.00	0.05	•	—		0.05		0.05	0.00	*	—	0.05		—	1.00	4.74	0.51	0.35(4)	0.35	4.65		6,508	—
03-31-24	1.00	0.05	•	0.00	*	0.05		0.05	—		—	0.05		—	1.00	5.04	0.57	0.39(5)	0.39	4.99		11,467	—
03-31-23	1.00	0.03	•	(0.01)		0.02		0.02	—		—	0.02		—	1.00	2.50	0.62	0.39(6)	0.39	3.37		1,232	—
03-31-22	1.00	0.00	*•	0.00	*	0.00	*	—	0.00	*	—	0.00	*	—	1.00	0.09	0.64	0.05(7)	0.05	0.00	*	173	—

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios reflect waivers of 0.00%, 0.00%, 0.00%, 0.00% and 0.00% of management fees, distribution and shareholder servicing fees for Classes A, C, I, R6 and W, respectively, in order to maintain a net yield of not less than zero.

(5)	Expense ratios reflect waivers of 0.00%, 0.00%, 0.00% and 0.00% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

(6)	Expense ratios reflect waivers of 0.01%, 0.18%, 0.01% and 0.01% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

(7)	Expense ratios reflect waivers of 0.35%, 1.35%, 0.35% and 0.35% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

(8)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026

NOTE 1 — ORGANIZATION

Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for Voya Government Money Market Fund (“Government Money Market” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board

("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

The Fund uses the amortized cost method, which approximates fair value, to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Fund’s Board of Trustees (“Board”) has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or pricing committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities

8

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures. The Board has also designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s).

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of investments is presented only when the Fund has a significant amount of Level 3 investments.

B.	Securities Transactions and Revenue Recognition.

Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.

C. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Dividends are declared daily from net investment income and paid monthly. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on U.S.

federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from overnight to one week (although it may extend over a number of months), while the underlying securities generally have longer maturities. The Fund will receive, as collateral, securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the Fund.

Please refer to the table within the Portfolio of Investments for open repurchase agreements subject to the MRA on a net basis at March 31, 2026.

G. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2)

9

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 4 — DISTRIBUTION AND SERVICE FEES

Class C shares of the Fund have a service and distribution plan (the “Plan”), whereby the Distributor is paid an annual fee at the rate of 1.00% for Class C shares of the value of average daily net assets of the class for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class C shares. Pursuant to the Plan, the Distributor is entitled to a payment each month for the distribution and promotion of the Fund’s Class C shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

The Distributor and Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist the Fund in maintaining a net yield of not less than zero through August 1, 2026. There is no guarantee the Fund will maintain such a yield. Distribution and shareholder servicing fees waived are not subject to recoupment. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser within three years subject to certain restrictions. For the year ended March 31, 2026, there were no waivers or reimbursements necessary to assist the Fund in maintaining a net yield of not less than zero.

Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations.

As of March 31, 2026, there are no waived and/or reimbursed fees subject to recoupment by the Investment Adviser that related to assisting the Fund in maintaining a net yield of not less than zero.

The Distributor may also retain the proceeds of the contingent deferred sales charge paid by shareholders upon certain redemptions for Class C shares. For the year ended March 31, 2026, the Distributor retained the following amounts in sales charges:

10

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 4 — DISTRIBUTION AND SERVICE FEES (continued)

Class C
Initial Sales Charges:	$—
Contingent Deferred Sales Charges:	$647

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At March 31, 2026, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Institutional Trust Company	23.86%

Voya Investments Distributor, LLC	7.38

Voya Retirement Insurance and Annuity Company	28.21

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended March 31, 2026, the per account fees for affiliated recordkeeping services paid by the Fund were $289,251.

NOTE 6 — EXPENSE LIMITATION AGREEMENT

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund's Board members who are not "interested persons," as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Class A	Class C	Class I	Class R6	Class W
0.35%	1.35%	0.35%	0.35%	0.35%

The Investment Adviser may, until August 1, 2026, recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of March 31, 2026, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

March 31,
2027	2028	2029	Total
$62,718	$218,327	$286,417	$567,462

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of March 31, 2026 are as follows:

	March 31,
	2027	2028	2029	Total
Class A	$409,470	$326,892	$409,716	$1,146,078
Class C	3,694	2,408	2,420	8,522
Class I	43,086	39,697	5,946	88,729
Class R6	—	72	220	292
Class W	14,528	8,498	5,864	28,890

The Expense Limitation Agreement is contractual through August 1, 2026. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective June 10, 2025, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of

11

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 7 — LINE OF CREDIT (continued)

$400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. During the year ended March 31, 2026, the Fund did not utilize the line of credit.

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
3/31/2026	1,904,509,751	—	13,543,246	(1,864,954,680)	—	53,098,317	1,904,509,751	—	13,543,246	(1,864,954,680)	—	53,098,317
3/31/2025	1,605,921,702	—	14,260,508	(1,539,356,512)	—	80,825,698	1,605,921,702	—	14,260,508	(1,539,356,512)	—	80,825,698
Class C
3/31/2026	590,227	—	61,582	(936,060)	—	(284,251)	590,227	—	61,582	(936,060)	—	(284,251)
3/31/2025	524,391	—	80,661	(518,499)	—	86,553	524,391	—	80,661	(518,499)	—	86,553
Class I
3/31/2026	34,526,629	—	2,463,252	(41,816,796)	—	(4,826,915)	34,526,629	—	2,463,252	(41,816,796)	—	(4,826,915)
3/31/2025	21,532,320	—	2,910,192	(17,874,537)	—	6,567,975	21,532,320	—	2,910,192	(17,874,537)	—	6,567,975
Class R6
3/31/2026	6,446,797	—	256,217	(2,663,732)	—	4,039,282	6,446,797	—	256,217	(2,663,732)	—	4,039,282
6/11/2024(1)-
3/31/2025	5,565,162	—	98,705	(2,210,194)	—	3,453,673	5,565,162	—	98,705	(2,210,194)	—	3,453,673
Class W
3/31/2026	806	—	206,489	(2,749,697)	—	(2,542,402)	806	—	206,489	(2,749,697)	—	(2,542,402)
3/31/2025	2,650,172	—	355,461	(7,965,002)	—	(4,959,369)	2,650,172	—	355,461	(7,965,002)	—	(4,959,369)

(1) Commencement of operations

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/ tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended	Year Ended
March 31, 2026	March 31, 2025
Ordinary	Ordinary
Income	Income
$16,564,764	$17,781,679

The tax-basis components of distributable earnings as of March 31, 2026, were:

Undistributed	Unrealized		Total
Ordinary	Appreciation/		Distributable
Income	(Depreciation)	Other	Earnings/(Loss)
$11,920	$(13,276)	$(1,221)	$(2,577)

At March 31, 2026, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

12

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (Continued)

NOTE 9 — FEDERAL INCOME TAXES (continued)

As of March 31, 2026, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 10 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of the Fund's investments, including beyond the Fund's direct exposure to issuers in the affected regions. The escalation or expansion of hostilities including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions, and resulting market disruptions are impossible to predict but could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 11 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is

13

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (Continued)

NOTE 11 — SEGMENT REPORTING (continued)

deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENT

The Fund has adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 13 — SUBSEQUENT EVENTS

Dividends. Subsequent to March 31, 2026, the Fund declared dividends and distributions of:

		Per Share
	Type	Amount	Payable Date	Record Date
Class A	NII	$0.0027	April 30, 2026	Daily
Class C	NII	$0.0019	April 30, 2026	Daily
Class I	NII	$0.0027	April 30, 2026	Daily
Class R6	NII	$0.0027	April 30, 2026	Daily
Class W	NII	$0.0027	April 30, 2026	Daily
All Classes	STCG	$0.0000*	April 30, 2026	April 29, 2026

NII – Net investment income

STCG – Short-term capital gain

* Amount rounds to $0.0000.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

14

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS
As of March 31, 2026

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY DEBT: 36.6%
10,000,000 (1)	Federal Farm Credit Banks Funding Corp., 3.670%, (SOFRRATE + 0.040%), 04/10/2026	$9,999,950	2.1
8,000,000 (1)	Federal Farm Credit Banks Funding Corp., 3.780%, (SOFRRATE + 0.150%), 11/13/2026	8,000,913	1.7
2,000,000 (1)	Federal Farm Credit Banks Funding Corp., 3.795%, (FEDL01 + 0.155%), 09/16/2026	2,000,583	0.4
4,750,000 (1)	Federal Farm Credit Banks Funding Corp. 0001, 3.705%, (FEDL01 + 0.065%), 07/15/2026	4,749,957	1.0
28,000,000 (1)	Federal Farm Credit Banks Funding Corp. 0002, 3.710%, (FCPR DLY + (3.040)%), 10/16/2026	28,000,000	5.9
1,000,000 (1)	Federal Farm Credit Banks Funding Corp. 0002, 3.790%, (FEDL01 + 0.150%), 04/24/2026	1,000,052	0.2
19,000,000 (2)	Federal Farm Credit Discount Notes, 3.440%, 04/14/2026	18,974,957	4.0
2,700,000 (2)	Federal Home Loan Bank Discount Notes, 3.080%, 04/06/2026	2,698,634	0.6
3,200,000 (2)	Federal Home Loan Bank Discount Notes, 3.240%, 04/08/2026	3,197,729	0.7
1,600,000 (2)	Federal Home Loan Bank Discount Notes, 3.330%, 04/10/2026	1,598,540	0.3
1,800,000 (2)	Federal Home Loan Bank Discount Notes, 3.540%, 04/22/2026	1,796,167	0.4
1,000,000 (2)	Federal Home Loan Bank Discount Notes, 3.550%, 04/24/2026	997,668	0.2
1,000,000 (2)	Federal Home Loan Bank Discount Notes, 3.580%, 04/29/2026	997,161	0.2
3,775,000 (2)	Federal Home Loan Bank Discount Notes, 3.590%, 04/30/2026	3,763,900	0.8
19,000,000 (1)	Federal Home Loan Banks, 3.670%, (SOFRRATE + 0.040%), 06/15/2026	19,001,436	4.0
1,000,000 (1)	Federal Home Loan Banks, 3.690%, (SOFRRATE + 0.060%), 08/11/2026	1,000,000	0.2
8,500,000 (1)	Federal Home Loan Banks, 3.695%, (SOFRRATE + 0.065%), 08/10/2026	8,500,000	1.8

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
3,500,000 (1)	Federal Home Loan Banks, 3.730%, (SOFRRATE + 0.100%), 04/06/2026	$3,500,043	0.7
2,000,000 (1)	Federal Home Loan Banks, 3.740%, (SOFRRATE + 0.110%), 04/10/2026	2,000,024	0.4
1,333,333 (1)	Federal Home Loan Banks, 3.770%, (SOFRRATE + 0.140%), 07/22/2026	1,333,334	0.3
17,000,000 (1)	Federal Home Loan Banks 0001, 3.630%, (SOFRRATE + 0.000%), 05/18/2026	17,000,000	3.6
10,000,000 (1)	Federal Home Loan Banks 0002, 3.630%, (SOFRRATE + 0.000%), 06/10/2026	10,000,000	2.1
9,000,000 (1)	Federal Home Loan Banks 0002, 3.635%, (SOFRRATE + 0.005%), 06/23/2026	9,000,000	1.9
4,250,000 (1)	Federal Home Loan Banks 0004, 3.630%, (SOFRRATE + 0.000%), 05/22/2026	4,250,000	0.9
8,500,000 (1)	Federal Home Loan Banks 000A, 3.630%, (SOFRRATE + 0.000%), 07/02/2026	8,500,000	1.8
1,667,000 (2)	Freddie Mac Discount Notes RB, 3.550%, 04/23/2026	1,663,282	0.4
		173,524,330	36.6
	Total U.S. Government Agency Debt
	(Cost $173,524,330)	173,524,330	36.6

U.S. TREASURY DEBT: 29.7%
55,775,000 (2)	United States Treasury Bill, 3.170%, 04/07/2026	55,741,165	11.7
17,000,000 (2)	United States Treasury Bill, 3.260%, 04/09/2026	16,986,362	3.6
17,500,000 (2)	United States Treasury Bill, 3.350%, 04/14/2026	17,477,060	3.7
18,000,000 (2)	United States Treasury Bill, 3.600%, 02/18/2027	17,441,890	3.7
34,250,000 (2)	United States Treasury Bill, 3.740%, 03/18/2027	33,057,546	7.0
		140,704,023	29.7

	Total U.S. Treasury Debt
	(Cost $140,704,023)	140,704,023	29.7

See Accompanying Notes to Financial Statements

15

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS
As of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. TREASURY REPURCHASE AGREEMENTS: 22.6%
107,252,000	Deutsche Bank, Repurchase Agreement dated 03/31/2026, 3.660%, due 04/01/2026 $107,262,904 to be received upon repurchase (Collateralized by $136,121,600, various U.S. Treasuries, 0.000%-4.375%, Market Value plus accrued interest $110,391,713 due 5/15/2030-8/15/2043)	$107,252,000	22.6

	Total U.S. Treasury Repurchase Agreements (Cost $107,252,000)	107,252,000	22.6

	Total Investments in Securities
	(Cost $421,480,353)	$421,480,353	88.9

	Assets in Excess of Other Liabilities	52,385,158	11.1
	Net Assets	$473,865,511	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of March 31, 2026.
(2)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2026.

Reference Rate Abbreviations:

FEDL01	Federal Funds Effective Rate
SOFRRATE	1-day Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

16

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS
As of March 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2026
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$173,524,330	$—	$173,524,330
U.S. Treasury Debt	—	140,704,023	—	140,704,023
U.S. Treasury Repurchase Agreements	—	107,252,000	—	107,252,000
Total Investments, at fair value	$—	$421,480,353	$—	$421,480,353

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of March 31, 2026:

	U.S. Treasury	Fair Value of
	Repurchase	Non-Cash Collateral
	Agreements,	Received Including
Counterparty	at fair value	Accrued Interest(1)	Net Amount
Deutsche Bank	$107,252,000	$(107,252,000)	$—
Totals
	$107,252,000	$(107,252,000)	$—

(1)	Collateral with a fair value of $110,391,713 has been pledged by the counterparty and received in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

At March 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $421,493,629.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(13,276)

Net Unrealized Depreciation	$(13,276)

See Accompanying Notes to Financial Statements

17

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2026, were as follows:

Fund Name	Type	Per Share Amount
Voya Government Money Market Fund
Class A	NII	$0.0376
Class C	NII	$0.0276
Class I	NII	$0.0376
Class R6	NII	$0.0376
Class W	NII	$0.0376
All Classes	STCG	$0.0006

NII — Net investment income

STCG - Short-term capital gain

Pursuant to Internal Revenue Code Section 871(k)(1), Voya Government Money Market Fund designates 100.00% of net investment income distributions as interest-related dividends.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

18

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Funds Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Government Money Market Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under

19

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when the Fund grows larger and the extent to which any such economies are shared with the Fund. The Board considered that, while the Fund does not have management fee breakpoints, it has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager proposed any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Fund, the Board took into account the sub-advisory fee rate payable

20

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2025, the Fund outperformed its performance benchmark for the five-year period, was equal to its performance benchmark for the year-to-date and three-year periods and underperformed its performance benchmark for the one-year and ten-year periods.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the fourth quintile; (b) the Fund’s contractual management fee rate is ranked in the fourth quintile; and (c) the Fund’s net expense ratio is ranked in the third quintile. In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Fund’s net expense ratio.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2026.

21

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street

Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

163052 (0326)

Annual Financial Statements and Other Information

March 31, 2026

■	Voya VACS Series CB Fund
■	Voya VACS Series EMHCD Fund
■	Voya VACS Series HYB Fund
■	Voya VACS Series SC Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya VACS Series EMHCD Fund, Voya VACS Series SC Fund, Voya VACS Series HYB Fund and Voya VACS Series CB Fund and the Board of Trustees of Voya Separate Portfolios Trust and Voya Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya VACS Series EMHCD Fund and Voya VACS Series SC Fund (two of the funds constituting Voya Separate Portfolios Trust) and Voya VACS Series HYB Fund and Voya VACS Series CB Fund (two of the funds constituting Voya Funds Trust, collectively, with Voya Separate Portfolios Trust, referred to as the “Trusts”) (collectively, with Voya VACS Series EMHCD Fund and Voya VACS Series SC Fund, referred to as the “Funds”), including the portfolios of investments, as of March 31, 2026, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds at March 31, 2026 and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting	Statement of	Statements of changes in	Financial highlights
the Trusts	Operations	net assets
Voya VACS Series EMHCD Fund	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the three years in the period ended March 31, 2026 and the period from February 17, 2023 (commencement of operations) through March 31, 2023
Voya VACS Series SC Fund	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the three years in the period ended March 31, 2026 and the period from March 03, 2023 (commencement of operations) through March 31, 2023
Voya VACS Series HYB Fund	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the three years in the period ended March 31, 2026 and the period from February 24, 2023 (commencement of operations) through March 31, 2023
Voya VACS Series CB Fund	For the period from January 22, 2026 (commencement of operations) through March 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trusts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

misstatement, whether due to error or fraud. The Trusts are not required to have, nor were we engaged to perform, an audit of the Trusts’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

May 27, 2026

2

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2026

	Voya VACS Series	Voya VACS Series	Voya VACS Series	Voya VACS Series
	CB Fund	EMHCD Fund	HYB Fund	SC Fund
ASSETS:
Investments in securities at fair value+*	$80,694,714	$104,118,317	$299,387,901	$159,513,421
Investments in affiliated underlying funds at fair value**	2,374,193	–	–	–
Short-term investments at fair value†	–	14,159,055	28,286,211	9,200,357
Cash	316,152	–	98,646	18,545
Cash collateral for futures contracts	172,300	174,603	–	580,810
Cash pledged for centrally cleared swaps (Note 2)	200,000	–	–	–
Foreign currencies at value‡ Receivables:	–	215	–	–
Investment securities sold	1,836,953	671,625	–	–
Dividends	12,539	9,808	8,201	8,228
Interest	476,273	1,458,725	4,560,091	665,079
Variation margin on futures contracts	8,479	7,300	–	58,375
Variation margin on centrally cleared swaps	24,378	–	–	–
Prepaid expenses	1,109	13,568	15,401	13,657
Prepaid offering expense	60,822	–	–	–
Reimbursement due from Investment Adviser	4,526	–	–	–
Other assets	33	843	1,482	1,394
Total assets	86,182,471	120,614,059	332,357,933	170,059,866

LIABILITIES:
Income distribution payable	–	379	1,435	329,843
Payable for investment securities purchased	1,834,642	2,244,459	10,181,939	44,063
Payable for investment securities purchased on a delayed-delivery or when-issued basis	4,318,829	–	–	–
Payable for fund shares redeemed	–	67	82,782	292
Payable upon receipt of securities loaned	–	1,765,005	14,054,022	–
Payable to custodian due to bank overdraft	–	999,310	–	–
Payable to trustees under the deferred compensation plan (Note 5)	33	843	1,482	1,394
Payable for trustee fees	201	291	687	469
Payable for foreign capital gains tax	–	138,695	–	–
Other accrued expenses and liabilities	51,269	48,358	79,777	65,234
Total liabilities	6,204,974	5,197,407	24,402,124	441,295
NET ASSETS	$79,977,497	$115,416,652	$307,955,809	$169,618,571

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$80,698,483	$108,654,713	$308,534,433	$160,702,496
Total distributable earnings (loss)	(720,986)	6,761,939	(578,624)	8,916,075
NET ASSETS	$79,977,497	$115,416,652	$307,955,809	$169,618,571

+ Including securities loaned at value	$—	$1,695,660	$13,674,946	$—
* Cost of investments in securities	$81,425,608	$98,361,564	$300,532,553	$151,848,811
** Cost of investments in affiliated underlying funds	$2,426,885	$—	$—	$—
† Cost of short-term investments	$—	$14,159,857	$28,287,325	$9,201,079
‡ Cost of foreign currencies	$—	$220	$—	$—

Net assets	$79,977,497	$115,416,652	$307,955,809	$169,618,571
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,069,756	11,082,308	30,280,421	16,309,813

 See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2026 (continued)

Net asset value and redemption price per share	$9.91	$10.41	$10.17	$10.40

See Accompanying Notes to Financial Statements

4

STATEMENTS OF OPERATIONS for the year ended March 31, 2026

	Voya VACS Series	Voya VACS Series	Voya VACS Series	Voya VACS Series
	CB Fund	EMHCD Fund	HYB Fund	SC Fund
	January 22, 2026(1)
	to March 31, 2026
INVESTMENT INCOME:
Dividends	$—	$64,177	$106,428	$54,527
Dividends from affiliated underlying funds	23,887	—	—	—
Interest, net of foreign taxes withheld*	660,411	7,821,366	17,694,659	11,864,322
Securities lending income, net	—	13,843	58,785	—
Other	—	691	1,571	1,131
Total investment income	684,298	7,900,077	17,861,443	11,919,980

EXPENSES:
Transfer agent fees	152	248	324	145
Shareholder reporting expense	342	5,138	1,761	2,509
Registration fees	38	19,922	29,163	22,391
Professional fees	16,212	30,332	60,527	43,545
Custody and accounting expense	2,077	43,458	38,407	43,141
Trustee fees	640	2,910	6,875	4,686
Offering expense	14,178	—	—	—
Miscellaneous expense	480	11,438	19,832	42,910
Total expenses	34,119	113,446	156,889	159,327
Waived and reimbursed fees	(10,897)	—	—	(29,451)
Net expenses	23,222	113,446	156,889	129,876
Net investment income	661,076	7,786,631	17,704,554	11,790,104

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	75,959	1,557,099	2,350,583	4,063,436
Foreign currency related transactions	—	(3,079)	—	—
Futures	73,467	(308,249)	—	227,345
Swaps	4,985	—	—	—
Net realized gain	154,411	1,245,771	2,350,583	4,290,781
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	(730,894)	3,084,054	(2,217,928)	(3,915,690)
Affiliated underlying funds	(52,692)	—	—	—
Foreign currency related transactions	—	(5)	—	—
Futures	(57,345)	(64,615)	—	(750,465)
Swaps	(1,459)	—	—	—
Net change in unrealized appreciation (depreciation)	(842,390)	3,019,434	(2,217,928)	(4,666,155)
Net realized and unrealized gain (loss)	(687,979)	4,265,205	132,655	(375,374)
Increase (decrease) in net assets resulting from operations	$(26,903)	$12,051,836	$17,837,209	$11,414,730
* Foreign taxes withheld	$976	$—	$—	$—
^ Foreign capital gains taxes withheld	$—	$60,617	$—	$—
# Increase in foreign capital gains taxes accrued	$—	$11,420	$—	$—

(1)      Commencement of operations.

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series
	CB Fund	Voya VACS Series EMHCD Fund
	January 22,	Year Ended	Year Ended
	2026 (1)	March 31,	March 31,
	to March 31, 2026	2026	2025
FROM OPERATIONS:
Net investment income	$661,076	$7,786,631	$8,161,619
Net realized gain	154,411	1,245,771	3,853,603
Net change in unrealized appreciation (depreciation)	(842,390)	3,019,434	(3,216,768)
Increase (decrease) in net assets resulting from operations	(26,903)	12,051,836	8,798,454

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(694,083)	(8,624,570)	(12,678,907)
Total distributions	(694,083)	(8,624,570)	(12,678,907)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	80,004,410	2,946,537	8,193,590
Reinvestment of distributions	694,083	8,597,998	12,678,907
	80,698,493	11,544,535	20,872,497
Cost of shares redeemed	(10)	(12,179,940)	(28,221,967)
Net increase (decrease) in net assets resulting from capital share transactions	80,698,483	(635,405)	(7,349,470)
Net increase (decrease) in net assets	79,977,497	2,791,861	(11,229,923)

NET ASSETS:
Beginning of year or period	—	112,624,791	123,854,714
End of year or period	$79,977,497	$115,416,652	$112,624,791

(1)   Commencement of operations.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series HYB Fund		Voya VACS Series SC Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,
	2026	2025	2026	2025
FROM OPERATIONS:
Net investment income	$17,704,554	$10,825,490	$11,790,104	$12,635,413
Net realized gain	2,350,583	978,232	4,290,781	2,102,598
Net change in unrealized appreciation
(depreciation)	(2,217,928)	(2,106,748)	(4,666,155)	3,109,796
Increase in net assets resulting from operations	17,837,209	9,696,974	11,414,730	17,847,807

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(20,162,873)	(10,876,527)	(14,558,442)	(12,613,918)
Total distributions	(20,162,873)	(10,876,527)	(14,558,442)	(12,613,918)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	162,978,972	86,853,420	950,392	55,669,247
Reinvestment of distributions	20,068,451	10,863,512	10,079,284	8,161,756
	183,047,423	97,716,932	11,029,676	63,831,003
Cost of shares redeemed	(43,378,567)	(53,768,017)	(45,401,879)	(64,445,145)
Net increase (decrease) in net assets resulting from capital share transactions	139,668,856	43,948,915	(34,372,203)	(614,142)
Net increase (decrease) in net assets	137,343,192	42,769,362	(37,515,915)	4,619,747

NET ASSETS:
Beginning of year or period	170,612,617	127,843,255	207,134,486	202,514,739
End of year or period	$307,955,809	$170,612,617	$169,618,571	$207,134,486

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya VACS Series CB Fund
01-22-26(4)_
03-31-26	10.00	0.08	•	(0.08)	0.00	0.09	—	—	0.09	—	9.91	(0.04)	0.22	0.15	0.15	4.36	79,977	79
Voya VACS Series EMHCD Fund
03-31-26	10.12	0.70	•	0.37	1.07	0.68	0.10	—	0.78	—	10.41	10.77	0.10	0.10	0.10	6.69	115,417	121
03-31-25	10.53	0.73	•	0.04	0.77	0.72	0.46	—	1.18	—	10.12	7.54	0.14	0.14	0.14	7.02	112,625	107
03-31-24	10.03	0.67	•	0.58	1.25	0.67	0.08	—	0.75	—	10.53	12.98	0.13	0.13	0.13	6.68	123,855	120
02-17-23(4)-
03-31-23	10.00	0.07	•	0.03	0.10	0.07	—	—	0.07	—	10.03	0.98	0.08	0.08	0.08	6.43	141,703	14
Voya VACS Series HYB Fund
03-31-26	10.20	0.67	•	0.06	0.73	0.69	0.07	—	0.76	—	10.17	7.28	0.06	0.06	0.06	6.44	307,956	64
03-31-25	10.24	0.75	•	(0.03)	0.72	0.76	—	—	0.76	—	10.20	7.26	0.13	0.13	0.13	7.32	170,613	86
03-31-24	10.11	0.82	•	0.13	0.95	0.82	—	—	0.82	—	10.24	9.85	0.12	0.12	0.12	8.18	127,843	56
02-24-23(4)-
03-31-23	10.00	0.08	•	0.11	0.19	0.08	—	—	0.08	—	10.11	1.86	0.07	0.07	0.07	8.38	124,241	2
Voya VACS Series SC Fund
03-31-26	10.59	0.67	•	(0.02)	0.65	0.71	0.13	—	0.84	—	10.40	6.22	0.09	0.07	0.07	6.29	169,619	26
03-31-25	10.33	0.64	•	0.26	0.90	0.64	—	—	0.64	—	10.59	8.97	0.10	0.05	0.05	6.14	207,134	28
03-31-24	10.00	0.54	•	0.36	0.90	0.50	0.07	—	0.57	—	10.33	9.21	0.08	0.05	0.05	5.32	202,515	16
03-03-23(4)-
03-31-23	10.00	0.04	•	(0.01)	0.03	0.03	—	—	0.03	—	10.00	0.35	0.07	0.05	0.05	5.17	236,463	—

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026

NOTE 1 — ORGANIZATION

Voya Funds Trust is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). It was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for Voya VACS Series HYB Fund (“HYB”), and Voya VACS Series CB Fund ("CB"), each a diversified series of Voya Funds Trust.

Voya Separate Portfolios Trust is a Delaware statutory trust and is registered as an open-end management investment company under the 1940 Act. It was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of thirteen separately managed series. This report is for Voya VACS Series EMHCD Fund (“EMHCD”), a diversified series of Voya Separate Portfolios Trust, and Voya Series SC Fund (“SC”), a diversified series of Voya Separate Portfolios Trust. Effective February 17, 2026, EMHCD’s classification changed from a non-diversified fund to a diversified fund as a result of being managed as diversified for a period of three years.

Voya Funds Trust and Voya Separate Portfolios Trust are each a “Trust” and collectively referred to as the “Trusts.” CB, HYB, EMHCD and SC are each a “Fund” and collectively referred to as the “Funds.” The investment objective of the Funds is described in each Fund’s Prospectus.

The Funds do not have a share class designation. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent each Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a Fund security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market

9

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of

Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting

10

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow each Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, each Fund may seek to increase or decrease their exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Foreign Exchange Rate Risk. To the extent that each Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened

11

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Each Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

Each Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between a Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Fund’s Master Agreements.

There were no open OTC derivatives for any Fund at March 31, 2026.

12

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. The Funds intend to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, each Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended March 31, 2026, CB, EMHCD and SC had purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended March 31, 2026, the Funds had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
CB	$21,726,289	$1,562,062
EMHCD	13,884,656	7,138,064
SC	64,676,127	4,453,313

Please refer to the tables within the Portfolio of Investments for open futures contracts at March 31, 2026. HYB did not enter into any futures contracts during the year ended March 31, 2026.

F. Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Funds may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Funds may sell credit default swaps which expose these Funds to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under

13

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the year ended March 31, 2026, CB had no open credit default swaps to buy protection.

During the year ended March 31, 2026, CB sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $2,695,781 to gain exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Please refer to the tables within the Portfolio of Investments for open credit default swaps to sell protection at March 31, 2026.

G. Distributions to Shareholders. Each Fund records distributions to the shareholders on the ex-dividend date. The Funds distribute capital gains, if any, annually. The Funds declare dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

H. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of a Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

Each Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without

14

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K.  Offering Costs. Costs incurred with the offering of shares of a Fund are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

L.  Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended March 31, 2026, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
CB	$49,028,582	$3,915,587
EMHCD	123,673,135	131,451,636
HYB	299,243,353	166,339,771
SC	43,628,318	64,800,842

U.S. government securities not included above were as follows:

	Purchases	Sales
CB	$93,940,720	$56,579,468
EMHCD	4,397,873	4,400,427
SC	2,397,813	6,569,722

NOTE 4 — INVESTMENT MANAGEMENT FEES

Each Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

There is no management fee charged per the Management Agreement for CB, EMHCD, HYB, and SC.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with each Fund’s investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At March 31, 2026, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/ Affiliated Investment
Company	Fund	Percentage

Voya Investment Trust Co.	CB	99.99%

Voya Intermediate Bond Portfolio	EMHCD	73.87
	HYB	9.64
	SC	32.67

Voya Investment Management Co. LLC	EMHCD	20.04
	HYB	23.39
	SC	50.24

Voya Retirement Insurance and Annuity Company	HYB	57.63

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed

15

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended March 31, 2026, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 6 — EXPENSE LIMITATION AGREEMENTS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trusts, on behalf of each Fund, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons”, as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Fund	Expense Limit
CB	0.15%
EMHCD	0.15%
HYB	0.15%
SC	0.05%

The Investment Adviser may until August 1, 2026 recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of March 31, 2026, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	March 31,
	2027	2028	2029	Total
CB	$—	$—	$10,897	$10,897
SC	67,007	107,814	29,451	204,272

The Expense Limitation Agreement is contractual through August 1, 2026. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective June 10, 2025, EMHCD, HYB and SC, in addition to certain other funds managed by the Investment Adviser, each fund entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Funds did not utilize the line of credit during the year ended March 31, 2026.

16

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars are as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
CB
1/22/2026(1)-
3/31/2026	8,000,441	—	69,316	(1)	—	8,069,756	80,004,410	—	694,083	(10)	—	80,698,483
EMHCD
3/31/2026	273,717	—	816,625	(1,132,953)	—	(42,611)	2,946,537	—	8,597,998	(12,179,940)	—	(635,405)
3/31/2025	765,918	—	1,231,864	(2,638,253)	—	(640,471)	8,193,590	—	12,678,907	(28,221,967)	—	(7,349,470)
HYB
3/31/2026	15,795,220	—	1,941,577	(4,188,094)	—	13,548,703	162,978,972	—	20,068,451	(43,378,567)	—	139,668,856
3/31/2025	8,432,276	—	1,057,901	(5,242,381)	—	4,247,796	86,853,420	—	10,863,512	(53,768,017)	—	43,948,915
SC
3/31/2026	89,519	—	952,989	(4,286,784)	—	(3,244,276)	950,392	—	10,079,284	(45,401,879)	—	(34,372,203)
3/31/2025	5,293,232	—	776,201	(6,115,427)	—	(45,994)	55,669,247	—	8,161,756	(64,445,145)	—	(614,142)

(1)  Commencement of operations.

NOTE 9 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of March 31, 2026:

EMHCD
	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$329,955	$(329,955)	$—
HSBC Bank PLC	286,209	(286,209)	—
Jefferies International Ltd	788,057	(788,057)	—
JP Morgan Securities Plc.	40,658	(40,658)	—
Merrill Lynch International	250,781	(250,781)	—
Total	$1,695,660	$(1,695,660)	$—

(1)	Cash collateral with a fair value of $1,765,005 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

17

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 9 — SECURITIES LENDING (continued)

HYB
	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$1,798,832	$(1,798,832)	$—
Jefferies LLC	280,560	(280,560)	—
JP Morgan Securities Plc.	1,421,639	(1,421,639)	—
Mizuho Securities USA LLC.	2,654,488	(2,654,488)	—
Scotia Capital (USA) INC	1,626,423	(1,626,423)	—
State Street Bank and Trust Company	297,284	(297,284)	—
TD Securities (USA) Inc.	1,435,466	(1,435,466)	—
Truist Securities INC	1,281,694	(1,281,694)	—
Wells Fargo Bank NA	1,056,364	(1,056,364)	—

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Wells Fargo Securities LLC	$1,822,196	$(1,822,196)	$—
Total	$13,674,946	$(13,674,946)	$—

(1)	Cash collateral with a fair value of $14,054,022 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, paydowns, perpetual preferred securities, and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	March 31, 2026		March 31, 2025
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
CB	$694,083	$—	$—	$—
EMHCD	7,662,757	961,813	9,810,009	2,868,898
HYB	18,145,075	2,017,798	10,876,527	—
SC	12,475,577	2,082,865	12,613,918	—

The tax-basis components of distributable earnings as of March 31, 2026, were:

	Undistributed	Undistributed	Unrealized		Total
	Ordinary	Long-term	Appreciation/		Distributable
	Income	Capital Gains	(Depreciation)	Other	Earnings/(Loss)
CB	$107,412	$—	$(828,398)	$—	$(720,986)
EMHCD	290,240	745,932	5,783,985	(58,218)	6,761,939
HYB	—	773,112	(1,350,300)	(1,436)	(578,624)
SC	330,444	1,251,585	7,663,888	(329,842)	8,916,075

At March 31, 2026, the Funds did not have any capital loss carryforwards for U.S. federal income tax purposes.

18

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of March 31, 2026, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of investments, including beyond the direct exposure to issuers in the affected regions. The escalation or expansion of hostilities including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions, and resulting market disruptions are impossible to predict but could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of Fund and of a Fund's service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of a Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 12 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings

19

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 12 — SEGMENT REPORTING (continued)

on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENT

The Funds have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to March 31, 2026, the Funds declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
CB	$0.0363	April 30, 2026	Daily
EMHCD	$0.0531	April 30, 2026	Daily
HYB	$0.0518	April 30, 2026	Daily
SC	$0.0594	April 30, 2026	Daily

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

20

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 30.9%
	Basic Materials: 0.3%
43,000	BHP Billiton Finance USA Ltd., 5.125%, 02/21/2032	$43,926	0.1
32,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	32,948	0.0
53,000	Nucor Corp., 5.100%, 06/01/2035	53,576	0.1
3,000	Nutrien Ltd., 5.875%, 12/01/2036	3,092	0.0
43,000	Rio Tinto Finance USA PLC, 5.000%, 03/14/2032	43,897	0.1
34,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	32,639	0.0
		210,078	0.3

	Communications: 3.7%
65,000	Alphabet, Inc., 4.400%, 02/15/2033	64,209	0.1
58,000	Alphabet, Inc., 4.700%, 11/15/2035	57,326	0.1
50,000	Alphabet, Inc., 4.800%, 02/15/2036	49,805	0.1
16,000	Alphabet, Inc., 5.300%, 05/15/2065	14,822	0.0
58,000	Alphabet, Inc., 5.450%, 11/15/2055	56,196	0.1
37,000	Alphabet, Inc., 5.700%, 11/15/2075	35,888	0.0
31,000	Alphabet, Inc., 5.750%, 02/15/2066	30,724	0.0
30,000	Amazon.com, Inc., 2.100%, 05/12/2031	26,896	0.0
45,000	Amazon.com, Inc., 4.250%, 03/13/2031	44,678	0.1
41,000	Amazon.com, Inc., 4.350%, 03/20/2033	40,270	0.0
67,000	Amazon.com, Inc., 4.550%, 03/13/2033	66,375	0.1
55,000	Amazon.com, Inc., 4.650%, 11/20/2035	53,951	0.1
38,000	Amazon.com, Inc., 5.450%, 11/20/2055	36,328	0.0
79,000	Amazon.com, Inc., 5.550%, 11/20/2065	74,700	0.1
45,000	Amazon.com, Inc., 5.650%, 03/13/2046	44,871	0.1
50,000	Amazon.com, Inc., 5.800%, 03/13/2056	49,995	0.1
33,000	Amazon.com, Inc., 6.050%, 03/13/2076	32,832	0.0
66,000	AppLovin Corp., 5.125%, 12/01/2029	66,398	0.1
54,000	AppLovin Corp., 5.375%, 12/01/2031	54,549	0.1
13,000	AT&T, Inc., 3.800%, 12/01/2057	8,798	0.0
5,000	AT&T, Inc., 4.500%, 05/15/2035	4,742	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
36,000	AT&T, Inc., 4.550%, 11/01/2032	$35,399	0.0
72,000	AT&T, Inc., 4.900%, 11/01/2035	70,266	0.1
24,000	AT&T, Inc., 4.900%, 08/15/2037	23,106	0.0
36,000	AT&T, Inc., 6.050%, 08/15/2056	35,481	0.0
37,000(1)	Beignet Investor LLC, 6.581%, 05/30/2049	38,070	0.0
18,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	16,165	0.0
54,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	34,410	0.0
12,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	7,714	0.0
22,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	16,277	0.0
32,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	25,120	0.0
59,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	61,127	0.1
31,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	32,201	0.0
50,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.700%, 12/01/2055	47,819	0.1
42,000	Cisco Systems, Inc., 4.950%, 02/26/2031	43,042	0.1

See Accompanying Notes to Financial Statements

21

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
61,000	Cisco Systems, Inc., 4.950%, 02/24/2032	$62,271	0.1
22,000	Comcast Corp., 1.500%, 02/15/2031	19,072	0.0
20,000	Comcast Corp., 1.950%, 01/15/2031	17,749	0.0
46,000	Comcast Corp., 2.650%, 02/01/2030	43,089	0.1
21,000	Comcast Corp., 3.200%, 07/15/2036	17,616	0.0
22,000	Comcast Corp., 3.900%, 03/01/2038	18,905	0.0
15,000	Comcast Corp., 5.300%, 06/01/2034	15,232	0.0
57,000	Meta Platforms, Inc., 4.200%, 11/15/2030	56,460	0.1
42,000	Meta Platforms, Inc., 4.600%, 11/15/2032	41,602	0.1
56,000	Meta Platforms, Inc., 4.875%, 11/15/2035	54,961	0.1
47,000	Meta Platforms, Inc., 5.400%, 08/15/2054	42,604	0.1
73,000	Meta Platforms, Inc., 5.500%, 11/15/2045	69,128	0.1
50,000	Meta Platforms, Inc., 5.550%, 08/15/2064	44,979	0.1
44,000	Meta Platforms, Inc., 5.625%, 11/15/2055	41,275	0.1
44,000	Meta Platforms, Inc., 5.750%, 11/15/2065	40,899	0.1
27,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	27,371	0.0
34,000	Motorola Solutions, Inc., 5.550%, 08/15/2035	34,774	0.0
43,000	Netflix, Inc., 5.875%, 11/15/2028	44,745	0.1
44,000	Omnicom Group, Inc., 5.000%, 06/02/2033	42,991	0.1
82,000	Sprint Capital Corp., 6.875%, 11/15/2028	86,716	0.1
54,000	Sprint Capital Corp., 8.750%, 03/15/2032	64,237	0.1
20,000	Time Warner Cable LLC, 5.500%, 09/01/2041	17,254	0.0
7,000	Time Warner Cable LLC, 5.875%, 11/15/2040	6,350	0.0
13,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	12,474	0.0
21,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	19,978	0.0
2,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	1,463	0.0
10,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	9,693	0.0
74,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	70,012	0.1
60,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	58,449	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
14,000	T-Mobile USA, Inc., 5.000%, 02/15/2036	$13,794	0.0
41,000	T-Mobile USA, Inc., 5.300%, 05/15/2035	41,357	0.1
36,000	T-Mobile USA, Inc., 5.850%, 02/15/2056	34,962	0.0
35,000	Uber Technologies, Inc., 4.300%, 01/15/2030	34,723	0.0
27,000(1)	Uber Technologies, Inc., 4.500%, 08/15/2029	26,786	0.0
78,000	Uber Technologies, Inc., 5.350%, 09/15/2054	71,863	0.1
3,000	Verizon Communications, Inc., 1.750%, 01/20/2031	2,631	0.0
28,000	Verizon Communications, Inc., 2.355%, 03/15/2032	24,450	0.0
3,000	Verizon Communications, Inc., 2.550%, 03/21/2031	2,724	0.0
9,000	Verizon Communications, Inc., 4.400%, 11/01/2034	8,572	0.0
33,000	Verizon Communications, Inc., 4.812%, 03/15/2039	30,782	0.0
51,000	Verizon Communications, Inc., 5.000%, 01/15/2036	49,963	0.1
78,000	Verizon Communications, Inc., 5.875%, 11/30/2055	75,924	0.1
59,000	Verizon Communications, Inc., 6.000%, 11/30/2065	57,216	0.1
		2,958,646	3.7

	Consumer, Cyclical: 2.1%
3,157	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	3,121	0.0
17,542	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	17,311	0.0
26,887	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	26,220	0.0
52,279	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	50,602	0.1
43,000	American Honda Finance Corp., 4.700%, 01/12/2028	43,095	0.1

See Accompanying Notes to Financial Statements

22

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
23,000	American Honda Finance Corp., 5.650%, 11/15/2028	$23,565	0.0
52,000	American Honda Finance Corp., GMTN, 4.850%, 10/23/2031	51,564	0.1
15,000	AutoZone, Inc., 6.250%, 11/01/2028	15,665	0.0
25,000 (1)	BMW US Capital LLC, 5.050%, 03/21/2030	25,286	0.0
16,000	BorgWarner, Inc., 5.400%, 08/15/2034	16,210	0.0
10,296	Delta Air Lines Pass Through Trust 2015-1, AA, 3.625%, 01/30/2029	10,177	0.0
6,417 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	6,410	0.0
35,000	Ford Motor Co., 3.250%, 02/12/2032	30,412	0.0
35,000	General Motors Co., 6.250%, 04/15/2035	36,415	0.0
8,000	General Motors Co., 6.250%, 10/02/2043	7,864	0.0
52,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	46,344	0.1
57,000	General Motors Financial Co., Inc., 4.900%, 10/06/2029	57,298	0.1
93,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	95,166	0.1
49,000	General Motors Financial Co., Inc., 5.900%, 01/07/2035	49,899	0.1
14,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	14,549	0.0
39,000	General Motors Financial Co., Inc., 6.150%, 07/15/2035	40,349	0.1
80,000	Honda Motor Co. Ltd., 4.688%, 07/08/2030	79,424	0.1
43,000	Honda Motor Co. Ltd., 5.337%, 07/08/2035	42,560	0.1
17,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	17,270	0.0
43,000 (1)	Hyundai Capital America, 5.150%, 03/27/2030	43,475	0.1
39,000 (1)	Hyundai Capital America, 5.300%, 06/24/2029	39,620	0.1
61,000 (1)	Hyundai Capital America, 5.400%, 03/29/2032	62,058	0.1
32,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	32,635	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
83,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	$85,732	0.1
37,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	38,636	0.0
2,000	Lowe's Cos., Inc., 4.450%, 04/01/2062	1,515	0.0
72,000	Lowe's Cos., Inc., 4.500%, 10/15/2032	70,786	0.1
3,000	Lowe's Cos., Inc., 5.850%, 04/01/2063	2,874	0.0
72,000	Marriott International, Inc., 4.500%, 10/15/2031	71,190	0.1
65,000	Marriott International, Inc., 5.250%, 10/15/2035	64,691	0.1
24,000	Marriott International, Inc., 5.350%, 03/15/2035	24,166	0.0
30,000	Marriott International, Inc. HH, 2.850%, 04/15/2031	27,480	0.0
73,000	Toyota Motor Corp., 4.450%, 06/30/2030	73,090	0.1
34,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	34,213	0.0
58,000	Toyota Motor Credit Corp., 4.800%, 05/15/2030	58,666	0.1
24,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	25,000	0.0
42,000	Toyota Motor Credit Corp., MTN, 4.350%, 10/08/2027	42,141	0.1
5,535	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	5,631	0.0
49,394	United Airlines Pass Through Trust 2014-2, A, 3.750%, 03/03/2028	49,284	0.1
34,928	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	33,728	0.0
27,000 (1)	United Airlines, Inc., 4.625%, 04/15/2029	26,508	0.0
		1,719,895	2.1

	Consumer, Non-cyclical: 4.5%
35,000	Abbott Laboratories, 5.500%, 03/15/2056	34,343	0.0
20,000	Abbott Laboratories, 5.600%, 03/15/2066	19,510	0.0
16,000	AbbVie, Inc., 3.200%, 11/21/2029	15,428	0.0
39,000	AbbVie, Inc., 4.500%, 05/14/2035	37,734	0.1

See Accompanying Notes to Financial Statements

23

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
22,000	AbbVie, Inc., 4.650%, 03/15/2028	$22,208	0.0
61,000	AbbVie, Inc., 4.950%, 03/15/2031	62,327	0.1
42,000	AbbVie, Inc., 5.600%, 03/15/2055	41,412	0.1
45,000	AbbVie, Inc., 5.650%, 03/15/2066	43,857	0.1
16,000	Aetna, Inc., 6.625%, 06/15/2036	17,252	0.0
32,000	Altria Group, Inc., 6.200%, 11/01/2028	33,388	0.0
61,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	62,326	0.1
46,000	Automatic Data Processing, Inc., 4.750%, 05/08/2032	46,490	0.1
3,000	BAT Capital Corp., 3.557%, 08/15/2027	2,968	0.0
45,000	BAT Capital Corp., 4.390%, 08/15/2037	40,910	0.1
17,000	BAT Capital Corp., 5.834%, 02/20/2031	17,796	0.0
9,000	BAT Capital Corp., 7.079%, 08/02/2043	9,900	0.0
46,000	Becton Dickinson & Co., 4.693%, 02/13/2028	46,240	0.1
26,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	26,733	0.0
42,000	Bristol-Myers Squibb Co., 5.550%, 02/22/2054	40,470	0.1
37,000	Campbell Soup Co., 5.200%, 03/21/2029	37,361	0.1
52,000	Cardinal Health, Inc., 4.700%, 11/15/2026	52,099	0.1
7,000	Cardinal Health, Inc., 5.450%, 02/15/2034	7,151	0.0
27,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	23,752	0.0
23,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	20,983	0.0
28,000	Cencora, Inc., 5.125%, 02/15/2034	28,244	0.0
148,000	Centene Corp., 3.000%, 10/15/2030	129,789	0.2
34,000	Centene Corp., 4.625%, 12/15/2029	32,298	0.0
56,000	Cigna Group, 2.375%, 03/15/2031	50,329	0.1
52,000	Cigna Group, 4.800%, 08/15/2038	48,917	0.1
94,000	Cigna Group, 5.250%, 01/15/2036	94,157	0.1
68,000	Cigna Group, 5.600%, 02/15/2054	64,440	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
37,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	$37,828	0.1
14,000	CVS Health Corp., 4.125%, 04/01/2040	11,696	0.0
28,000	CVS Health Corp., 4.780%, 03/25/2038	25,818	0.0
6,000	CVS Health Corp., 5.050%, 03/25/2048	5,151	0.0
20,000	CVS Health Corp., 5.125%, 02/21/2030	20,286	0.0
54,000	CVS Health Corp., 5.450%, 09/15/2035	54,229	0.1
2,000	CVS Health Corp., 6.000%, 06/01/2063	1,899	0.0
5,000	CVS Health Corp., 6.250%, 09/15/2065	4,889	0.0
64,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	64,542	0.1
36,000	Elevance Health, Inc., 4.600%, 09/15/2032	35,466	0.0
43,000	Elevance Health, Inc., 4.950%, 11/01/2031	43,282	0.1
20,000	Elevance Health, Inc., 5.200%, 02/15/2035	19,975	0.0
34,000	Eli Lilly & Co., 5.500%, 02/12/2055	33,350	0.0
29,000	Equifax, Inc., 3.100%, 05/15/2030	27,176	0.0
47,000	GlaxoSmithKline Capital, Inc., 4.875%, 04/15/2035	46,836	0.1
12,000	HCA, Inc., 2.375%, 07/15/2031	10,610	0.0
59,000	HCA, Inc., 3.500%, 09/01/2030	56,047	0.1
89,000	HCA, Inc., 4.125%, 06/15/2029	87,790	0.1
13,000	HCA, Inc., 4.375%, 03/15/2042	10,944	0.0
60,000	HCA, Inc., 4.500%, 02/15/2027	60,007	0.1
25,000	HCA, Inc., 5.125%, 06/15/2039	23,574	0.0
35,000	HCA, Inc., 5.450%, 04/01/2031	35,882	0.0
6,000	HCA, Inc., 6.100%, 04/01/2064	5,798	0.0
52,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	52,756	0.1
79,000	Hershey Co., 4.950%, 02/24/2032	80,929	0.1
36,000	Humana, Inc., 5.375%, 04/15/2031	36,397	0.1
18,000	Johnson & Johnson, 4.900%, 06/01/2031	18,604	0.0

See Accompanying Notes to Financial Statements

24

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
32,000	Kenvue, Inc., 4.850%, 05/22/2032	$32,354	0.0
22,000	Kenvue, Inc., 5.050%, 03/22/2028	22,341	0.0
30,000	Kroger Co., 5.500%, 09/15/2054	27,881	0.0
39,000	Kroger Co., 5.650%, 09/15/2064	36,187	0.1
32,000	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	31,620	0.0
25,000	Laboratory Corp. of America Holdings, 4.800%, 10/01/2034	24,352	0.0
34,000 (1)	Mars, Inc., 5.000%, 03/01/2032	34,413	0.0
59,000 (1)	Mars, Inc., 5.200%, 03/01/2035	59,583	0.1
29,000 (1)	Mars, Inc., 5.650%, 05/01/2045	28,654	0.0
42,000 (1)	Mars, Inc., 5.700%, 05/01/2055	40,982	0.1
31,000	McKesson Corp., 4.250%, 09/15/2029	30,927	0.0
49,000	McKesson Corp., 4.950%, 05/30/2032	49,789	0.1
39,000	McKesson Corp., 5.250%, 05/30/2035	39,758	0.1
39,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	37,749	0.1
72,000	Merck & Co., Inc., 4.450%, 12/04/2032	71,532	0.1
50,000	Novartis Capital Corp., 4.600%, 03/18/2033	49,802	0.1
31,000	Novartis Capital Corp., 5.600%, 03/18/2046	31,070	0.0
35,000	Novartis Capital Corp., 5.700%, 03/18/2056	35,275	0.0
24,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	24,188	0.0
24,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	23,916	0.0
37,000	Philip Morris International, Inc., 4.750%, 11/01/2031	37,182	0.1
43,000	Philip Morris International, Inc., 4.875%, 02/13/2029	43,648	0.1
10,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	9,136	0.0
10,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	9,375	0.0
57,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	57,420	0.1
17,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	18,514	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
15,000	Reynolds American, Inc., 5.850%, 08/15/2045	$14,536	0.0
22,000	Royalty Pharma PLC, 1.750%, 09/02/2027	21,215	0.0
53,000	Royalty Pharma PLC, 2.200%, 09/02/2030	47,750	0.1
18,000	S&P Global, Inc., 1.250%, 08/15/2030	15,700	0.0
43,000	S&P Global, Inc., 2.950%, 03/01/2029	41,430	0.1
36,000	Solventum Corp., 5.450%, 03/13/2031	36,945	0.1
21,000	Solventum Corp., 5.600%, 03/23/2034	21,475	0.0
45,000	Stryker Corp., 4.850%, 02/10/2030	45,623	0.1
30,000	Thermo Fisher Scientific, Inc., 4.550%, 06/15/2033	29,652	0.0
50,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	51,108	0.1
25,000	Tyson Foods, Inc., 5.400%, 03/15/2029	25,657	0.0
6,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	4,367	0.0
15,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	12,143	0.0
57,000	UnitedHealth Group, Inc., 4.950%, 01/15/2032	57,653	0.1
20,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	20,178	0.0
7,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	6,415	0.0
31,000	UnitedHealth Group, Inc., 5.750%, 07/15/2064	29,541	0.0
21,000	Universal Health Services, Inc., 4.625%, 10/15/2029	20,761	0.0
36,000	Viatris, Inc., 2.700%, 06/22/2030	32,626	0.0
21,000	Viatris, Inc., 4.000%, 06/22/2050	13,775	0.0
22,000	Zimmer Biomet Holdings, Inc., 3.550%, 03/20/2030	21,160	0.0
		3,599,931	4.5

	Energy: 1.9%
59,000	APA Corp., 6.750%, 02/15/2055	59,184	0.1

See Accompanying Notes to Financial Statements

25

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
13,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	$13,073	0.0
7,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	7,051	0.0
37,000	BP Capital Markets America, Inc., 5.227%, 11/17/2034	37,774	0.1
33,000 (2)	BP Capital Markets PLC, 4.875%, 12/31/2199	32,600	0.0
28,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	28,338	0.0
6,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	5,451	0.0
28,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	27,886	0.0
29,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	29,179	0.0
46,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	47,502	0.1
44,000	Devon Energy Corp., 5.200%, 09/15/2034	44,127	0.1
14,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	10,845	0.0
10,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	9,471	0.0
56,000 (2)	Enbridge (US) Inc. 20- A, 5.750%, 07/15/2080	55,928	0.1
29,000	Energy Transfer L.P., 3.750%, 05/15/2030	28,043	0.0
66,000	Energy Transfer L.P., 4.550%, 01/15/2031	65,426	0.1
3,000	Energy Transfer L.P., 4.900%, 03/15/2035	2,903	0.0
30,000	Energy Transfer L.P., 5.200%, 04/01/2030	30,679	0.0
18,000	Energy Transfer L.P., 5.300%, 04/01/2044	16,147	0.0
55,000	Energy Transfer L.P., 5.350%, 01/15/2036	54,639	0.1
3,000	Energy Transfer L.P., 5.350%, 05/15/2045	2,685	0.0
12,000	Energy Transfer L.P., 6.050%, 09/01/2054	11,436	0.0
20,000	Energy Transfer L.P. 20Y, 5.800%, 06/15/2038	20,280	0.0
28,000 (2)	Enterprise Products Operating LLC D, 6.900%, (TSFR3M + 3.248%), 08/16/2077	27,990	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
73,000	EOG Resources, Inc., 5.000%, 07/15/2032	$73,936	0.1
36,000	EOG Resources, Inc., 5.350%, 01/15/2036	36,547	0.1
54,000	Hess Corp., 4.300%, 04/01/2027	54,042	0.1
8,000	Kinder Morgan Energy Partners L.P., 5.000%, 03/01/2043	7,178	0.0
52,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	52,429	0.1
41,000	Marathon Petroleum Corp., 5.125%, 12/15/2026	41,141	0.1
36,000	MPLX L.P., 5.000%, 01/15/2033	35,749	0.0
26,000	MPLX L.P., 5.300%, 04/01/2036	25,638	0.0
21,000	Occidental Petroleum Corp., 5.375%, 01/01/2032	21,327	0.0
13,000	Occidental Petroleum Corp., 6.050%, 10/01/2054	12,650	0.0
24,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	24,529	0.0
7,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	7,256	0.0
10,000	ONEOK Partners L.P., 6.200%, 09/15/2043	10,020	0.0
39,000 (1)	ONEOK, Inc., 6.500%, 09/01/2030	41,297	0.1
13,000	Ovintiv, Inc., 5.650%, 05/15/2028	13,352	0.0
12,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	11,955	0.0
46,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	46,092	0.1
24,000 (1)	Schlumberger Holdings Corp., 2.650%, 06/26/2030	22,289	0.0
34,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	34,429	0.0
51,000	Targa Resources Corp., 5.400%, 07/30/2036	50,649	0.1
10,000	Targa Resources Corp., 5.500%, 02/15/2035	10,093	0.0
6,000	Targa Resources Corp., 6.250%, 07/01/2052	5,998	0.0
36,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	35,957	0.1

See Accompanying Notes to Financial Statements

26

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
48,000 (2)	TransCanada PipeLines Ltd., 7.000%, 06/01/2065	$48,765	0.1
12,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	11,411	0.0
58,000	Viper Energy Partners LLC, 5.700%, 08/01/2035	58,488	0.1
29,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	24,535	0.0
45,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	44,583	0.1
14,000	Williams Cos., Inc., 4.900%, 03/15/2029	14,167	0.0
		1,545,139	1.9

	Financial: 9.1%
36,000	Air Lease Corp., MTN, 5.200%, 07/15/2031	36,091	0.1
47,000 (2)	American Express Co., 4.351%, 07/20/2029	46,973	0.1
15,000 (2)	American Express Co., 4.456%, 02/10/2032	14,848	0.0
2,000 (2)	American Express Co., 5.016%, 04/25/2031	2,034	0.0
21,000 (2)	American Express Co., 5.085%, 01/30/2031	21,360	0.0
36,000 (2)	American Express Co., 5.098%, 02/16/2028	36,201	0.1
20,000 (2)	American Express Co., 5.282%, 07/27/2029	20,344	0.0
9,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	8,313	0.0
16,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	15,920	0.0
49,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	49,473	0.1
44,000	American International Group, Inc., 3.400%, 06/30/2030	42,002	0.1
30,000	American Tower Corp., 3.650%, 03/15/2027	29,791	0.0
13,000	American Tower Corp., 5.250%, 07/15/2028	13,228	0.0
10,000	American Tower Corp., 5.500%, 03/15/2028	10,178	0.0
27,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	27,918	0.0
16,000	Aon North America, Inc., 5.125%, 03/01/2027	16,086	0.0
35,000	Aon North America, Inc., 5.150%, 03/01/2029	35,756	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
32,000	Aon North America, Inc., 5.750%, 03/01/2054	$30,857	0.0
34,000	Arthur J Gallagher & Co., 5.550%, 02/15/2055	31,762	0.0
91,000	Assurant, Inc., 5.550%, 02/15/2036	91,282	0.1
64,000	Athene Holding Ltd., 6.250%, 04/01/2054	58,790	0.1
46,000	Athene Holding Ltd., 6.625%, 05/19/2055	44,363	0.1
79,000 (2)	Bank of America Corp., 1.734%, 07/22/2027	78,344	0.1
13,000 (2)	Bank of America Corp., 2.299%, 07/21/2032	11,480	0.0
46,000 (2)	Bank of America Corp., 2.572%, 10/20/2032	40,942	0.1
55,000 (2)	Bank of America Corp., 2.592%, 04/29/2031	50,825	0.1
32,000 (2)	Bank of America Corp., 2.687%, 04/22/2032	29,009	0.0
109,000 (2)	Bank of America Corp., 3.419%, 12/20/2028	107,117	0.1
35,000 (2)	Bank of America Corp., 4.456%, 02/06/2032	34,569	0.0
35,000 (2)	Bank of America Corp., 5.045%, 02/06/2037	34,548	0.0
25,000 (2)	Bank of America Corp., 5.511%, 01/24/2036	25,503	0.0
47,000 (2)	Bank of America Corp., 5.518%, 10/25/2035	47,015	0.1
42,000 (2)	Bank of America Corp., 5.744%, 02/12/2036	42,741	0.1
54,000 (2)	Bank of America Corp., 5.872%, 09/15/2034	56,564	0.1
44,000 (2)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	43,538	0.1
52,000 (2)	Bank of America Corp., MTN, 2.087%, 06/14/2029	49,482	0.1
19,000 (2)	Bank of America Corp., MTN, 2.496%, 02/13/2031	17,567	0.0
24,000 (2)	Bank of America Corp., MTN, 2.551%, 02/04/2028	23,637	0.0
93,000 (2)	Bank of America Corp., MTN, 2.884%, 10/22/2030	87,983	0.1
74,000 (2)	Bank of America Corp., MTN, 2.972%, 02/04/2033	67,005	0.1
9,000 (2)	Bank of America Corp., MTN, 3.970%, 03/05/2029	8,921	0.0
84,000 (2)	Bank of Montreal, 4.640%, 09/10/2030	84,185	0.1
78,000 (2)	Bank of Nova Scotia, 4.740%, 11/10/2032	77,892	0.1

See Accompanying Notes to Financial Statements

27

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
17,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	$15,937	0.0
46,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	39,045	0.1
7,000 (1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	6,494	0.0
51,000	Brown & Brown, Inc., 4.900%, 06/23/2030	50,966	0.1
38,000	Camden Property Trust, 5.850%, 11/03/2026	38,298	0.1
35,000 (2)	Capital One Financial Corp., 1.878%, 11/02/2027	34,425	0.0
19,000 (2)	Charles Schwab Corp., 6.196%, 11/17/2029	19,863	0.0
61,000	Chubb INA Holdings LLC, 4.900%, 08/15/2035	60,087	0.1
72,000	CME Group, Inc., 4.400%, 03/15/2030	72,248	0.1
52,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	52,730	0.1
15,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	14,078	0.0
34,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	35,607	0.0
21,000	Crown Castle, Inc., 2.100%, 04/01/2031	18,302	0.0
3,000	Crown Castle, Inc., 2.500%, 07/15/2031	2,644	0.0
27,000	Crown Castle, Inc., 2.900%, 03/15/2027	26,604	0.0
29,000	Crown Castle, Inc., 3.300%, 07/01/2030	27,182	0.0
47,000	Crown Castle, Inc., 4.800%, 09/01/2028	47,259	0.1
57,000	Crown Castle, Inc., 4.900%, 09/01/2029	57,334	0.1
8,000	Crown Castle, Inc., 5.100%, 05/01/2033	7,891	0.0
24,000	Crown Castle, Inc., 5.600%, 06/01/2029	24,574	0.0
14,000	Crown Castle, Inc., 5.800%, 03/01/2034	14,345	0.0
38,000	CubeSmart L.P., 2.250%, 12/15/2028	35,879	0.0
74,000 (1)	Equitable Financial Life Global Funding, 5.000%, 03/27/2030	74,642	0.1
24,000	Extra Space Storage L.P., 3.900%, 04/01/2029	23,508	0.0
17,000	Extra Space Storage L.P., 4.000%, 06/15/2029	16,740	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
22,000	Extra Space Storage L.P., 5.350%, 01/15/2035	$22,134	0.0
47,000 (2)	Fifth Third Bancorp, 5.141%, 01/29/2037	45,804	0.1
72,000	First Industrial L.P., 5.250%, 01/15/2031	72,789	0.1
34,000 (1)	Gabx Leasing LLC, 5.300%, 04/15/2036	33,389	0.0
93,000	GLP Capital L.P. / GLP Financing II, Inc., 5.250%, 02/15/2033	91,246	0.1
10,000 (2)	Goldman Sachs Group, Inc., 4.516%, 01/21/2032	9,851	0.0
52,000 (2)	Goldman Sachs Group, Inc., 5.065%, 01/21/2037	50,858	0.1
23,000 (2)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	23,086	0.0
32,000 (2)	Goldman Sachs Group, Inc., 5.536%, 01/28/2036	32,541	0.0
21,000 (2)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	21,669	0.0
40,000 (2)	Goldman Sachs Group, Inc., 5.734%, 01/28/2056	39,080	0.1
1,000 (2)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	1,046	0.0
69,000 (1)(2)	Hartford Financial Services Group, Inc. ICON, 6.039%, (TSFR3M + 2.387%), 02/12/2067	66,221	0.1
144,000 (2)	Huntington Bancshares, Inc., 5.605%, 01/28/2041	140,598	0.2
53,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	48,201	0.1
44,000	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	43,354	0.1
34,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	29,117	0.0
59,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	55,542	0.1
21,000	Invitation Homes Operating Partnership L.P., 5.500%, 08/15/2033	21,036	0.0

See Accompanying Notes to Financial Statements

28

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
37,000 (2)	JPMorgan Chase & Co., 1.470%, 09/22/2027	$36,497	0.1
90,000 (2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	89,856	0.1
20,000 (2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	17,615	0.0
53,000 (2)	JPMorgan Chase & Co., 2.069%, 06/01/2029	50,437	0.1
22,000 (2)	JPMorgan Chase & Co., 2.182%, 06/01/2028	21,450	0.0
14,000 (2)	JPMorgan Chase & Co., 2.739%, 10/15/2030	13,189	0.0
68,000 (2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	67,154	0.1
14,000 (2)	JPMorgan Chase & Co., 3.509%, 01/23/2029	13,779	0.0
78,000 (2)	JPMorgan Chase & Co., 4.452%, 12/05/2029	78,108	0.1
45,000 (2)	JPMorgan Chase & Co., 4.603%, 10/22/2030	45,104	0.1
107,000 (2)	JPMorgan Chase & Co., 4.810%, 10/22/2036	103,933	0.1
68,000 (2)	JPMorgan Chase & Co., 4.898%, 01/22/2037	66,564	0.1
32,000 (2)	JPMorgan Chase & Co., 4.995%, 07/22/2030	32,473	0.0
13,000 (2)	JPMorgan Chase & Co., 5.012%, 01/23/2030	13,184	0.0
129,000 (2)	JPMorgan Chase & Co., 5.193%, 02/05/2037	126,812	0.2
29,000 (2)	JPMorgan Chase & Co., 5.571%, 04/22/2028	29,360	0.0
49,000 (2)	JPMorgan Chase & Co., 5.572%, 04/22/2036	50,513	0.1
29,000 (2)	JPMorgan Chase & Co., 5.581%, 04/22/2030	29,893	0.0
21,000 (2)	JPMorgan Chase & Co., 5.766%, 04/22/2035	21,880	0.0
14,000	Kite Realty Group L.P., 4.000%, 10/01/2026	13,963	0.0
40,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	38,793	0.1
57,000	LPL Holdings, Inc., 5.150%, 06/15/2030	57,312	0.1
45,000	LPL Holdings, Inc., 5.200%, 03/15/2030	45,352	0.1
28,000	LPL Holdings, Inc., 5.700%, 05/20/2027	28,265	0.0
208,000 (2)	M&T Bank Corp., 5.400%, 07/30/2035	207,393	0.3
38,000	Main Street Capital Corp., 6.950%, 03/01/2029	39,109	0.1
26,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	26,738	0.0
42,000 (2)	Morgan Stanley, 1.593%, 05/04/2027	41,884	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
81,000 (2)	Morgan Stanley, 2.475%, 01/21/2028	$79,741	0.1
25,000 (2)	Morgan Stanley, 2.484%, 09/16/2036	21,519	0.0
18,000 (2)	Morgan Stanley, 3.591%, 07/22/2028	17,792	0.0
17,000 (2)	Morgan Stanley, 4.457%, 04/22/2039	15,595	0.0
23,000 (2)	Morgan Stanley, 5.042%, 07/19/2030	23,271	0.0
211,000 (2)	Morgan Stanley, 5.073%, 01/30/2037	206,800	0.3
15,000 (2)	Morgan Stanley, 5.173%, 01/16/2030	15,213	0.0
59,000 (2)	Morgan Stanley, 5.664%, 04/17/2036	60,453	0.1
27,000 (2)	Morgan Stanley, 6.296%, 10/18/2028	27,714	0.0
118,000 (2)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	116,929	0.2
10,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	9,966	0.0
25,000 (2)	Morgan Stanley, MTN, 5.164%, 04/20/2029	25,292	0.0
16,000 (2)	Morgan Stanley I, 4.133%, 10/18/2029	15,818	0.0
46,000	NNN REIT, Inc., 4.600%, 02/15/2031	45,745	0.1
145,000 (2)	Northern Trust Corp., 5.117%, 11/19/2040	141,244	0.2
28,000 (1)	Northwestern Mutual Life Insurance Co., 6.170%, 05/29/2055	28,787	0.0
35,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	35,916	0.1
41,000	Omega Healthcare Investors, Inc., 5.200%, 07/01/2030	41,183	0.1
14,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	11,770	0.0
2,000 (2)	PNC Financial Services Group, Inc., 5.373%, 07/21/2036	2,010	0.0
37,000 (2)	PNC Financial Services Group, Inc., 5.423%, 01/25/2041	36,263	0.1
38,000 (2)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	40,210	0.1
53,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	54,030	0.1
12,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	12,198	0.0
96,000	Raymond James Financial, Inc., 5.650%, 09/11/2055	90,960	0.1

See Accompanying Notes to Financial Statements

29

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
8,000	Realty Income Corp., 3.950%, 08/15/2027	$7,963	0.0
96,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	83,296	0.1
10,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	10,247	0.0
26,000	RLI Corp., 5.375%, 06/01/2036	25,043	0.0
37,000 (2)	Royal Bank of Canada, 4.696%, 08/06/2031	36,932	0.1
53,000 (2)	Royal Bank of Canada, GMTN, 4.650%, 10/18/2030	53,143	0.1
28,000 (2)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	28,361	0.0
33,000 (2)	Royal Bank of Canada, GMTN, 5.153%, 02/04/2031	33,550	0.0
19,000	Sabra Health Care L.P., 3.200%, 12/01/2031	17,164	0.0
98,000 (2)	State Street Corp., 3.031%, 11/01/2034	92,278	0.1
50,000 (2)	State Street Corp., 4.675%, 10/22/2032	49,968	0.1
27,000	State Street Corp., 4.729%, 02/28/2030	27,335	0.0
43,000 (2)	Sumitomo Mitsui Financial Group, Inc., 5.334%, 03/03/2041	41,720	0.1
22,000 (1)	Symetra Life Insurance Co., 6.550%, 10/01/2055	22,066	0.0
43,000	Toronto-Dominion Bank, 5.298%, 01/30/2032	44,222	0.1
40,000	TPG Operating Group II L.P., 4.875%, 05/15/2031	39,251	0.1
56,000 (2)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	57,327	0.1
29,000 (2)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	30,229	0.0
17,000 (2)	Truist Financial Corp., MTN, 6.123%, 10/28/2033	18,006	0.0
113,000 (2)	Wells Fargo & Co., 4.960%, 01/23/2037	110,120	0.1
110,000 (2)	Wells Fargo & Co., 5.433%, 01/23/2047	104,309	0.1
6,000 (2)	Wells Fargo & Co., 5.499%, 01/23/2035	6,110	0.0
98,000 (2)	Wells Fargo & Co., 5.605%, 04/23/2036	100,322	0.1
8,000 (2)	Wells Fargo & Co., 6.491%, 10/23/2034	8,665	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
24,000 (2)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	$23,778	0.0
44,000 (2)	Wells Fargo & Co. GG, 6.125%, 12/31/2199	44,177	0.1
6,000	Weyerhaeuser Co., 4.750%, 05/15/2026	6,002	0.0
109,000 (1)	Wynnton Funding Trust, 5.251%, 08/15/2035	107,204	0.1
115,000 (1)	Wynnton Funding Trust II, 5.991%, 08/15/2055	113,742	0.1
		7,292,240	9.1

	Industrial: 2.2%
28,000	3M Co., 5.150%, 03/15/2035	28,199	0.0
30,000	AGCO Corp., 5.450%, 03/21/2027	30,210	0.0
19,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	19,473	0.0
57,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	57,641	0.1
47,000	Berry Global, Inc., 1.650%, 01/15/2027	46,027	0.1
18,000	Boeing Co., 5.930%, 05/01/2060	17,293	0.0
5,000	Boeing Co., 6.858%, 05/01/2054	5,507	0.0
31,000	Boeing Co., 7.008%, 05/01/2064	34,303	0.1
89,000	Canadian National Railway Co., 4.200%, 03/12/2031	87,810	0.1
19,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	18,051	0.0
8,000	Carrier Global Corp., 2.722%, 02/15/2030	7,474	0.0
27,000	Caterpillar Financial Services Corp., 4.700%, 11/15/2029	27,382	0.0
51,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	51,627	0.1
49,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	50,242	0.1
3,000	FedEx Corp., 4.550%, 04/01/2046	2,506	0.0
21,883	FedEx Corp. Class AA Pass Through Trust 20-1, AA, 1.875%, 08/20/2035	18,887	0.0
57,000	Flex Ltd., 5.250%, 01/15/2032	57,366	0.1
29,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	27,661	0.0

See Accompanying Notes to Financial Statements

30

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
17,000	Fortune Brands Innovations, Inc., 4.000%, 03/25/2032	$16,014	0.0
16,000	GATX Corp., 4.000%, 06/30/2030	15,584	0.0
9,000	GATX Corp., 6.050%, 06/05/2054	8,944	0.0
14,000	GXO Logistics, Inc., 6.250%, 05/06/2029	14,525	0.0
51,000	HEICO Corp., 5.250%, 08/01/2028	51,992	0.1
38,000 (1)	Honeywell Aerospace, Inc., 5.732%, 03/16/2056	37,588	0.1
5,000	Honeywell International, Inc., 4.750%, 02/01/2032	5,013	0.0
29,000	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	28,463	0.0
15,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	15,360	0.0
17,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	17,396	0.0
9,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	9,193	0.0
20,000	Jacobs Solutions, Inc., 4.750%, 03/03/2031	19,728	0.0
20,000	Jacobs Solutions, Inc., 5.375%, 03/03/2036	19,518	0.0
43,000	John Deere Capital Corp., 4.400%, 09/08/2031	42,962	0.1
79,000	John Deere Capital Corp., MTN, 4.700%, 06/10/2030	80,082	0.1
34,000	John Deere Capital Corp., MTN, 4.850%, 06/11/2029	34,634	0.1
62,000	John Deere Capital Corp., MTN, 4.900%, 03/07/2031	63,318	0.1
27,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	27,477	0.0
9,000	Mohawk Industries, Inc., 5.850%, 09/18/2028	9,266	0.0
4,000	Norfolk Southern Corp., 5.050%, 08/01/2030	4,088	0.0
12,000	Norfolk Southern Corp., 5.550%, 03/15/2034	12,444	0.0
2,000	Norfolk Southern Corp., 5.950%, 03/15/2064	1,982	0.0
52,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.700%, 06/15/2026	51,712	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
63,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	$63,935	0.1
50,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 02/01/2030	50,771	0.1
93,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	94,614	0.1
26,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	24,034	0.0
44,000	Ryder System, Inc., 5.000%, 03/15/2030	44,529	0.1
22,000	Ryder System, Inc., 6.600%, 12/01/2033	24,117	0.0
27,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	27,360	0.0
27,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	27,437	0.0
5,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	5,118	0.0
36,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	37,029	0.1
39,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	38,930	0.1
29,000	Sonoco Products Co., 4.600%, 09/01/2029	28,927	0.0
30,000	Vertiv Holdings Co., 5.650%, 03/15/2046	28,634	0.0
34,000	Waste Connections, Inc., 4.800%, 07/15/2036	33,325	0.1
29,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	29,090	0.0
45,000 (1)	WSP Global, Inc., 5.039%, 09/18/2031	44,643	0.1
		1,777,435	2.2
	Technology: 3.3%
106,000	Accenture Capital, Inc., 4.250%, 10/04/2031	104,794	0.1
61,000	Adobe, Inc., 4.950%, 01/17/2030	62,293	0.1
51,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	49,703	0.1
66,000	Broadcom, Inc., 2.450%, 02/15/2031	59,956	0.1
65,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	54,350	0.1

See Accompanying Notes to Financial Statements

31

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
36,000	Broadcom, Inc., 4.800%, 10/15/2034	$35,471	0.1
51,000	Broadcom, Inc., 4.900%, 07/15/2032	51,465	0.1
93,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	90,264	0.1
31,000	Broadcom, Inc., 5.050%, 04/15/2030	31,605	0.0
29,000	Broadcom, Inc., 5.150%, 11/15/2031	29,757	0.0
15,000	Broadcom, Inc., 5.200%, 04/15/2032	15,360	0.0
44,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	43,870	0.1
28,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	27,966	0.0
37,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	37,174	0.1
38,000	Fiserv, Inc., 5.150%, 03/15/2027	38,193	0.1
16,000	Fiserv, Inc., 5.150%, 08/12/2034	15,549	0.0
61,000	Hewlett Packard Enterprise Co., 4.850%, 10/15/2031	60,603	0.1
45,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	40,202	0.1
29,000	HP, Inc., 2.650%, 06/17/2031	25,802	0.0
3,000	Intel Corp., 5.600%, 02/21/2054	2,754	0.0
22,000	Intel Corp., 5.700%, 02/10/2053	20,274	0.0
110,000	International Business Machines Corp., 4.800%, 02/10/2030	111,243	0.1
102,000	International Business Machines Corp., 4.950%, 02/03/2036	99,398	0.1
100,000	International Business Machines Corp., 5.800%, 02/03/2056	95,675	0.1
25,000	Intuit, Inc., 5.200%, 09/15/2033	25,443	0.0
90,000	Intuit, Inc., 5.500%, 09/15/2053	82,851	0.1
29,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	26,831	0.0
24,000	Marvell Technology, Inc., 5.750%, 02/15/2029	24,783	0.0
30,000	Micron Technology, Inc., 3.366%, 11/01/2041	23,303	0.0
38,000	Micron Technology, Inc., 5.800%, 01/15/2035	40,474	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
119,000	Micron Technology, Inc., 6.050%, 11/01/2035	$128,458	0.2
61,000 (1)	MSCI, Inc., 3.625%, 09/01/2030	57,687	0.1
42,000	MSCI, Inc., 5.150%, 03/15/2036	40,702	0.1
31,000	NetApp, Inc., 5.500%, 03/17/2032	31,750	0.0
25,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	24,787	0.0
69,000	Oracle Corp., 2.300%, 03/25/2028	65,753	0.1
30,000	Oracle Corp., 2.950%, 04/01/2030	27,393	0.0
35,000	Oracle Corp., 3.800%, 11/15/2037	27,813	0.0
2,000	Oracle Corp., 3.850%, 07/15/2036	1,658	0.0
6,000	Oracle Corp., 3.850%, 04/01/2060	3,535	0.0
40,000	Oracle Corp., 4.950%, 02/04/2031	39,151	0.1
31,000	Oracle Corp., 5.200%, 09/26/2035	29,093	0.0
60,000	Oracle Corp., 5.350%, 05/04/2033	58,430	0.1
63,000	Oracle Corp., 5.375%, 09/27/2054	48,886	0.1
25,000	Oracle Corp., 5.500%, 09/27/2064	19,164	0.0
37,000	Oracle Corp., 5.875%, 09/26/2045	31,945	0.0
122,000	Oracle Corp., 5.950%, 09/26/2055	102,711	0.1
51,000	Oracle Corp., 6.000%, 08/03/2055	42,798	0.1
46,000	Oracle Corp., 6.100%, 09/26/2065	38,170	0.1
21,000	Oracle Corp., 6.125%, 08/03/2065	17,482	0.0
18,000	Oracle Corp., 6.550%, 02/04/2046	16,805	0.0
18,000	Oracle Corp., 6.850%, 02/04/2066	16,564	0.0
31,000	Qualcomm, Inc., 4.750%, 05/20/2032	31,180	0.0
38,000	Salesforce, Inc., 4.900%, 09/15/2031	37,955	0.1
44,000	Salesforce, Inc., 5.200%, 03/15/2033	43,938	0.1
35,000	Salesforce, Inc., 5.550%, 03/15/2036	34,904	0.1
31,000	Salesforce, Inc., 6.400%, 03/15/2046	31,234	0.0
42,000	Salesforce, Inc., 6.550%, 03/15/2056	42,174	0.1
30,000	Synopsys, Inc., 5.000%, 04/01/2032	30,270	0.0

See Accompanying Notes to Financial Statements

32

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
27,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	$27,598	0.0
29,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	26,700	0.0
		2,604,094	3.3
	Utilities: 3.8%
52,000	AEP Texas, Inc., 5.450%, 05/15/2029	53,340	0.1
19,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	19,155	0.0
51,000	AES Corp., 5.800%, 03/15/2032	51,311	0.1
14,000	Alabama Power Co., 5.850%, 11/15/2033	14,829	0.0
27,000 (2)	Algonquin Power & Utilities Corp., 5.365%, 06/15/2026	27,024	0.0
26,000	Ameren Corp., 1.750%, 03/15/2028	24,735	0.0
21,000	Ameren Corp., 5.000%, 01/15/2029	21,336	0.0
29,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	25,998	0.0
27,000	Avangrid, Inc., 3.800%, 06/01/2029	26,360	0.0
23,000	Black Hills Corp., 3.050%, 10/15/2029	21,875	0.0
145,000	Black Hills Corp., 4.550%, 01/31/2031	143,517	0.2
14,000	Black Hills Corp., 6.000%, 01/15/2035	14,540	0.0
24,000 (1)	Boston Gas Co., 5.843%, 01/10/2035	25,184	0.0
23,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	23,581	0.0
23,000 (1)	Cleveland Electric Illuminating Co., 3.500%, 04/01/2028	22,537	0.0
16,000 (2)	CMS Energy Corp., 3.750%, 12/01/2050	14,606	0.0
60,000 (2)	CMS Energy Corp., 4.750%, 06/01/2050	58,234	0.1
5,000	Consolidated Edison Co. of New York, Inc. 05-A, 5.300%, 03/01/2035	5,082	0.0
16,000	DTE Energy Co., 4.950%, 07/01/2027	16,107	0.0
44,000	DTE Energy Co., 5.200%, 04/01/2030	44,890	0.1
14,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	12,812	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
36,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	$32,191	0.0
10,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	10,621	0.0
17,000	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	15,478	0.0
17,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	15,485	0.0
40,000	Entergy Arkansas LLC, 5.750%, 01/15/2056	39,249	0.1
24,000	Entergy Corp., 2.400%, 06/15/2031	21,325	0.0
14,000	Entergy Corp., 2.800%, 06/15/2030	13,024	0.0
22,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	22,096	0.0
23,000	Entergy Texas, Inc., 4.000%, 03/30/2029	22,809	0.0
51,000	Essential Utilities, Inc., 2.704%, 04/15/2030	47,356	0.1
14,000	Essential Utilities, Inc., 5.375%, 01/15/2034	14,199	0.0
22,000	Evergy Kansas Central, Inc., 5.250%, 03/15/2035	22,186	0.0
9,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	9,552	0.0
23,000	Evergy Metro, Inc. 2020, 2.250%, 06/01/2030	21,038	0.0
29,000	Eversource Energy, 2.550%, 03/15/2031	26,178	0.0
53,000	Eversource Energy, 2.900%, 03/01/2027	52,328	0.1
15,000	Eversource Energy, 5.125%, 05/15/2033	14,958	0.0
32,000	Eversource Energy, 5.450%, 03/01/2028	32,530	0.0
17,000	Eversource Energy, 5.500%, 01/01/2034	17,247	0.0
32,000	Eversource Energy, 5.950%, 02/01/2029	33,161	0.1
29,000	Eversource Energy U, 1.400%, 08/15/2026	28,680	0.0
52,000	Exelon Corp., 5.150%, 03/15/2028	52,633	0.1
23,000	Exelon Corp., 5.150%, 03/15/2029	23,446	0.0
39,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	38,692	0.1
21,000	Florida Power & Light Co., 4.625%, 05/15/2030	21,219	0.0

See Accompanying Notes to Financial Statements

33

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
24,000	Florida Power & Light Co., 5.300%, 06/15/2034	$24,685	0.0
17,000	Georgia Power Co., 4.650%, 05/16/2028	17,140	0.0
28,000	Idaho Power Co., 4.850%, 03/01/2036	27,417	0.0
24,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	23,136	0.0
7,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	6,291	0.0
10,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	10,340	0.0
29,000 (1)	Liberty Utilities Co., 5.577%, 01/31/2029	29,593	0.0
44,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	45,676	0.1
10,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	10,346	0.0
27,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	26,743	0.0
23,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	24,197	0.0
31,000 (1)	Narragansett Electric Co., 3.395%, 04/09/2030	29,648	0.0
35,000	National Grid PLC, 5.418%, 01/11/2034	35,680	0.1
50,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	46,447	0.1
26,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	23,324	0.0
7,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	6,791	0.0
5,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	5,300	0.0
24,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.650%, 06/15/2031	20,691	0.0
45,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	44,160	0.1
58,000 (2)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	56,036	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
36,000	NextEra Energy Capital Holdings, Inc., 5.300%, 03/15/2032	$36,886	0.1
40,000	NextEra Energy Capital Holdings, Inc., 5.850%, 03/01/2056	39,068	0.1
35,000 (2)	NextEra Energy Capital Holdings, Inc., 6.375%, 08/15/2055	35,675	0.1
36,000 (2)	NextEra Energy Capital Holdings, Inc., 6.500%, 08/15/2055	37,164	0.1
38,000 (1)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	34,196	0.1
6,000 (1)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	5,639	0.0
43,000	NiSource, Inc., 5.850%, 04/01/2055	41,830	0.1
93,000 (1)	NorthWestern Corp., 5.073%, 03/21/2030	94,520	0.1
15,000	NSTAR Electric Co., 1.950%, 08/15/2031	13,128	0.0
10,000	NSTAR Electric Co., 5.400%, 06/01/2034	10,226	0.0
13,000	OGE Energy Corp., 5.450%, 05/15/2029	13,322	0.0
17,000	ONE Gas, Inc., 5.100%, 04/01/2029	17,352	0.0
15,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	11,731	0.0
9,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	7,432	0.0
41,000 (1)	PSEG Power LLC, 5.200%, 05/15/2030	41,653	0.1
49,000 (1)	PSEG Power LLC, 5.750%, 05/15/2035	49,795	0.1
17,000	Public Service Electric and Gas Co., MTN, 5.200%, 03/01/2034	17,296	0.0
18,000	Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	15,853	0.0
39,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	34,617	0.1
31,000	Public Service Enterprise Group, Inc., 4.900%, 03/15/2030	31,320	0.0
46,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	46,906	0.1
14,000	Public Service Enterprise Group, Inc., 5.400%, 03/15/2035	14,176	0.0

See Accompanying Notes to Financial Statements

34

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
35,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	$35,783	0.1
48,000 (2)	Sempra, 6.400%, 10/01/2054	47,866	0.1
42,000	Southern Co., 5.113%, 08/01/2027	42,378	0.1
53,000 (2)	Southern Co. 21-A, 3.750%, 09/15/2051	52,663	0.1
14,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	14,204	0.0
113,000	Southwestern Public Service Co., 5.300%, 05/15/2035	113,393	0.2
6,000	Southwestern Public Service Co., 6.000%, 06/01/2054	6,049	0.0
37,000	Tucson Electric Power Co., 5.200%, 09/15/2034	37,241	0.1
42,000	Virginia Electric and Power Co., 4.950%, 03/15/2036	40,959	0.1
50,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	47,765	0.1
29,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	27,394	0.0
14,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	14,155	0.0
16,000	Wisconsin Electric Power Co., 1.700%, 06/15/2028	15,186	0.0
17,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	17,264	0.0
37,000	Xcel Energy, Inc., 5.600%, 04/15/2035	37,619	0.1
		3,028,079	3.8
	Total Corporate Bonds/ Notes
	(Cost $25,048,161)	24,735,537	30.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 26.0%
	Government National Mortgage Association: 3.6%
1,486,960	4.500%, 11/20/2055	1,438,423	1.8
1,446,968	5.000%, 10/20/2054	1,435,723	1.8
		2,874,146	3.6
	Uniform Mortgage-Backed Securities: 22.4%
2,376,449	2.000%, 02/01/2052	1,925,118	2.4
3,592,000 (3)	2.000%, 04/01/2056	2,894,085	3.6
3,132,650	2.500%, 05/01/2052	2,652,948	3.3
1,685,000 (3)	2.500%, 04/01/2056	1,416,980	1.8
2,326,823	3.000%, 06/01/2052	2,050,318	2.6
1,939,779	3.500%, 02/01/2051	1,798,276	2.2
2,015,181	4.000%, 08/01/2055	1,903,471	2.4

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
2,217,210	5.500%, 01/01/2056	$2,229,428	2.8
998,865	6.000%, 05/01/2055	1,018,757	1.3
		17,889,381	22.4
	Total U.S. Government Agency Obligations
	(Cost $20,878,573)	20,763,527	26.0
U.S. TREASURY OBLIGATIONS: 20.2%
	United States Treasury Bonds: 7.8%
1,300,000	3.000%, 08/15/2052	924,447	1.1
800,000	4.375%, 05/15/2041	770,781	1.0
2,288,100	4.625%, 02/15/2046	2,206,050	2.8
1,343,200	4.625%, 11/15/2055	1,283,596	1.6
1,000,000	4.750%, 02/15/2041	1,005,859	1.3
		6,190,733	7.8
	United States Treasury Notes: 12.4%
1,617,100	3.500%, 03/15/2029	1,602,887	2.0
2,126,900	3.875%, 03/31/2028	2,130,140	2.7
1,898,600	3.875%, 03/31/2031	1,892,593	2.4
800,000	4.000%, 01/15/2027	801,640	1.0
1,811,800	4.125%, 02/15/2036	1,783,632	2.2
1,701,900	4.250%, 03/31/2033	1,713,734	2.1
		9,924,626	12.4
	Total U.S. Treasury Obligations
	(Cost $16,374,053)	16,115,359	20.2
COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.1%
500,000 (1)(2)	Acore Issuer LLC 2026-FL1 A, 5.125%, (TSFR1M + 1.450%), 08/20/2043	500,526	0.6
600,000 (1)(2)	Arbor Realty Commercial Real Estate Notes LLC 2026-FL1 AS, 5.420%, (TSFR1M + 1.750%), 09/20/2043	600,924	0.8
300,000 (1)(2)	AREIT Ltd. 2025-CRE10 AS, 5.220%, (TSFR1M + 1.542%), 01/17/2030	299,453	0.4
500,000 (1)(2)	Brspl3 Ltd. 2026-FL3 B, 5.627%, (TSFR1M + 1.950%), 08/19/2043	500,889	0.6
500,000 (1)(2)	BX Commercial Mortgage Trust 2026-CSMO B, 5.373%, (TSFR1M + 1.700%), 02/15/2043	500,906	0.7
500,000 (1)(2)	BX Commercial Mortgage Trust 2026-XL6 B, 5.123%, (TSFR1M + 1.450%), 03/15/2043	497,119	0.6
400,000 (1)(2)	BX Trust 2026-CART C, 5.223%, (TSFR1M + 1.550%), 02/15/2036	397,329	0.5

See Accompanying Notes to Financial Statements

35

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000 (1)(2)	BXMT Ltd. 2026-FL6 AS, 5.427%, (TSFR1M + 1.750%), 08/19/2043	$500,774	0.6
250,000	COMM Mortgage Trust 2018-COR3 A3, 4.228%, 05/10/2051	245,363	0.3
247,670 (1)(2)	Extended Stay America Trust 2026-ESH2 C, 5.273%, (TSFR1M + 1.600%), 02/15/2043	248,470	0.3
500,000 (1)(2)	FS 2026-ORL B, 5.223%, (TSFR1M + 1.550%), 02/15/2041	499,925	0.6
500,000 (1)(2)	FS Rialto Issuer LLC 2026-FL11 B, 5.565%, (TSFR1M + 1.900%), 01/19/2044	500,652	0.6
500,000 (1)(2)	LSTR Trust 2026-HTL6 A, 5.173%, (TSFR1M + 1.500%), 12/15/2040	498,792	0.6
500,000 (1)(2)	MF1 LLC 2025-FL17 A, 5.000%, (TSFR1M + 1.320%), 02/18/2040	500,332	0.6
500,000 (1)(2)	MF1 LLC 2026-FL21 A, 5.030%, (TSFR1M + 1.350%), 02/18/2041	499,471	0.6
500,000 (1)(2)	ONNI Commercial Mortgage Trust 2024-APT A, 5.196%, 07/15/2039	506,550	0.7
	Total Commercial Mortgage-Backed Securities
	(Cost $7,302,009)	7,297,475	9.1
ASSET-BACKED SECURITIES: 8.7%
	Automobile Asset-Backed Securities: 0.8%
350,000	CarMax Auto Owner Trust 2026-1 A3, 4.040%, 03/17/2031	349,035	0.4
300,000	Exeter Automobile Receivables Trust 2026-1A A3, 4.030%, 03/15/2030	299,161	0.4
		648,196	0.8
	Other Asset-Backed Securities: 7.5%
250,000 (1)(2)	ARES LX CLO Ltd. 2021-60A AR2, 4.628%, (TSFR3M + 0.960%), 07/18/2034	249,463	0.3
500,000 (1)(2)	Bain Capital Credit CLO Ltd. 2021-4A A1RR, 4.668%, (TSFR3M + 1.000%), 10/20/2034	499,241	0.6
500,000 (1)(2)	Bain Capital Credit CLO Ltd. 2024-1A A1R, 4.851%, (TSFR3M + 1.170%), 04/16/2039	500,237	0.6

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
250,000 (1)(2)	Barings CLO Ltd. 2024-1A A1R, 4.848%, (TSFR3M + 1.170%), 01/20/2039	$249,319	0.3
111,667 (1)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	104,034	0.2
500,000 (1)(2)	ICG US CLO Ltd. 2014-1A A1A3, 4.673%, (TSFR3M + 1.000%), 10/20/2034	500,145	0.6
300,000 (1)(2)	ICG US CLO Ltd. 2014-1A BR3, 5.423%, (TSFR3M + 1.750%), 10/20/2034	299,991	0.4
250,000 (1)(2)	Invesco US CLO Ltd. 2023-1A AR2, 4.781%, (TSFR3M + 1.110%), 04/22/2037	248,771	0.3
500,000 (1)(2)	LCM 39 Ltd./Jersey 39A A1R2, 4.703%, (TSFR3M + 1.040%), 10/15/2034	498,092	0.6
500,000 (1)(2)	Magnetite XXIII Ltd. 2019-23A AR2, 4.637%, (TSFR3M + 0.990%), 01/25/2035	499,103	0.6
500,000 (1)(2)	Navesink Clo 5 Ltd. 2026-5A B1, 5.307%, (TSFR3M + 1.600%), 03/31/2039	499,985	0.6
250,000 (1)(2)	Neuberger Berman Loan Advisers Clo 51 Ltd. 2022-51A AR2, 4.668%, (TSFR3M + 1.000%), 10/23/2036	250,054	0.3
400,000 (1)(2)	Octagon Investment Partners 49 Ltd. 2020-5A ARR, 4.792%, (TSFR3M + 1.120%), 04/15/2037	397,536	0.5
400,000 (1)(2)	Palmer Square Loan Funding Ltd. 2024-3A A2R, 4.810%, (TSFR3M + 1.150%), 08/08/2032	399,747	0.5
350,000 (1)	Sabal Issuer LLC 2026-1A A1, 6.000%, 05/02/2061	351,342	0.5
250,000 (1)(2)	Sound Point CLO XXXII Ltd. 2021-4A AR, 4.960%, (TSFR3M + 1.030%), 10/25/2034	250,017	0.3
207,667 (1)	Textainer Marine Containers VII Ltd. 2021-1A A, 1.680%, 02/20/2046	195,371	0.3
		5,992,448	7.5

See Accompanying Notes to Financial Statements

36

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: 0.4%
311,935 (1)	SMB Private Education Loan Trust 2025-A A1A, 5.130%, 04/15/2054	$314,471	0.4
	Total Asset-Backed Securities
	(Cost $6,966,941)	6,955,115	8.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.0%
500,000 (1)(2)	Chase Home Lending Mortgage Trust Series 2026-3 A9B, 5.000%, 01/25/2057	488,824	0.6
394,365 (1)(2)	Chase Mortgage Finance Corp. 2026-CINV1 A9B, 5.000%, 01/25/2057	386,272	0.5
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2026-R02 1M2, 5.162%, (SOFR30A + 1.500%), 02/25/2046	503,207	0.7
500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2026-DNA2 M2, 5.272%, (SOFR30A + 1.600%), 03/25/2046	501,016	0.6
500,000 (1)(2)	JP Morgan Mortgage Trust Series 2025-9 A8, 5.500%, 03/25/2056	496,966	0.6
500,000 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2026-1 A2, 5.000%, 04/25/2056	491,309	0.6
491,827 (1)(2)	OBX Trust 2026-J1 A2, 5.000%, 02/25/2056	484,899	0.6
496,008 (1)(2)	PMT Loan Trust 2026-J2 A19, 5.500%, 03/25/2057	491,749	0.6
495,502 (1)(2)	Sequoia Mortgage Trust 2026-3 A19, 5.000%, 03/25/2056	484,412	0.6
500,000 (1)(2)	SG Residential Mortgage Trust 2026-2 A1, 5.251%, 04/25/2066	499,047	0.6
	Total Collateralized Mortgage Obligations
	(Cost $4,855,871)	4,827,701	6.0

			Percentage
			of Net
Shares	RA	Value	Assets
MUTUAL FUNDS: 3.0%
	Affiliated Investment Companies: 3.0%
75,193 (4)	Voya VACS Series EMHCD Fund	784,265	1.0

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
156,335 (4)	Voya VACS Series HYB Fund	$1,589,928	2.0
		2,374,193	3.0
	Total Mutual Funds
	(Cost $2,426,885)	2,374,193	3.0

	Total Long-Term Investments
	(Cost $83,852,493)	83,068,907	103.9
	Total Investments in Securities
	(Cost $83,852,493)	$83,068,907	103.9
	Liabilities in Excess of Other Assets	(3,091,410)	(3.9)
	Net Assets	$79,977,497	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2026.
(3)	Represents or includes a “to be announced” (TBA) security transaction.
(4)	Investment in affiliate.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

37

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$24,735,537	$—	$24,735,537
U.S. Government Agency Obligations	—	20,763,527	—	20,763,527
U.S. Treasury Obligations	—	16,115,359	—	16,115,359
Commercial Mortgage-Backed Securities	—	7,297,475	—	7,297,475
Asset-Backed Securities	—	6,955,115	—	6,955,115
Collateralized Mortgage Obligations	—	4,827,701	—	4,827,701
Mutual Funds	2,374,193	—	—	2,374,193
Total Investments, at fair value	$2,374,193	$80,694,714	$—	83,068,907
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	—	8,807	—	8,807
Futures	5,830	—	—	5,830
Total Assets	$2,380,023	$80,703,521	$—	$83,083,544
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	$—	$(10,266)	$—	(10,266)
Futures	(63,175)	—	—	(63,175)
Total Liabilities	$(63,175)	$(10,266)	$—	$(73,441)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended March 31, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 1/22/2026	at Cost	at Cost	(Depreciation)	3/31/2026	Income	(Losses)	Distributions
Voya VACS Series EMHCD Fund	$—	$808,971	$—	$(24,706)	$784,265	$7,972	$—	$—
Voya VACS Series HYB Fund	—	1,617,914	—	(27,986)	1,589,928	15,915	—	—
	$—	$2,426,885	$—	$(52,692)	$2,374,193	$23,887	$—	$—

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At March 31, 2026, the following futures contracts were outstanding for Voya VACS Series CB Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	74	06/30/26	$15,350,953	$(19,826)
U.S. Treasury 5-Year Note	45	06/30/26	4,868,086	(35,930)
U.S. Treasury Long Bond	3	06/18/26	341,625	(7,319)
U.S. Treasury Ultra Long Bond	10	06/18/26	1,165,625	9
			$21,726,289	$(63,066)
Short Contracts:
U.S. Treasury 10-Year Note	(11)	06/18/26	(1,221,515)	5,821

See Accompanying Notes to Financial Statements

38

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
U.S. Treasury Ultra 10-Year Note	(3)	06/18/26	$(340,547)	$(100)
			$(1,562,062)	$5,721

At March 31, 2026, the following centrally cleared credit default swaps were outstanding for Voya VACS Series CB Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX North American High Yield Index, Series
45, Version 2	Sell	5.000	12/20/30	USD	1,595,781	$84,036	$(10,266)
CDX North American High Yield Index, Series
46, Version 1	Sell	5.000	06/20/31	USD	1,100,000	52,702	8,807
						$136,738	$(1,459)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments received quarterly.

(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations:

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$5,830
Credit contracts	Variation margin receivable on centrally cleared swaps*	8,807
Total Asset Derivatives		$14,637

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$63,175
Credit contracts	Variation margin payable on centrally cleared swaps*	10,266
Total Liability Derivatives		$73,441

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

39

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Interest rate contracts	$73,467	$4,985	$78,452
Total	$73,467	$4,985	$78,452

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$(1,459)	$(1,459)
Interest rate contracts	(57,345)	—	(57,345)
Total	$(57,345)	$(1,459)	$(58,804)

At March 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $83,838,501.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$28,046
Gross Unrealized Depreciation	(856,444)
Net Unrealized Depreciation	$(828,398)

See Accompanying Notes to Financial Statements

40

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: 59.6%
	Angola: 1.5%
550,000 (1)	Angolan Government International Bond, 8.000%, 11/26/2029	$543,813	0.5
300,000	Angolan Government International Bond, 8.750%, 04/14/2032	292,125	0.2
400,000 (1)	Angolan Government International Bond, 9.375%, 03/31/2033	394,252	0.3
350,000	Angolan Government International Bond, 9.375%, 05/08/2048	311,150	0.3
200,000	Angolan Government International Bond, 9.875%, 10/15/2035	201,000	0.2
		1,742,340	1.5

	Argentina: 2.6%
744,319 (2)	Argentine Republic Government International Bond, 0.750% (Step Rate @ 1.750% on 07/09/2027), 07/09/2030	625,135	0.6
156,878	Argentine Republic Government International Bond, 1.000%, 07/09/2029	138,033	0.1
550,000 (2)	Argentine Republic Government International Bond, 3.500% (Step Rate @ 4.875% on 07/09/2029), 07/09/2041	369,050	0.3
2,056,220 (2)	Argentine Republic Government International Bond, 4.125% (Step Rate @ 4.750% on 07/09/2027), 07/09/2035	1,490,760	1.3
451,019 (3)	Argentine Republic Government International Bond, 5.000%, 01/09/2038	340,970	0.3
		2,963,948	2.6

	Bahrain: 1.8%
1,450,000	Bahrain Government International Bond, 7.375%, 05/14/2030	1,455,989	1.3
600,000 (1)	Bahrain Government International Bond, 7.500%, 02/12/2036	591,300	0.5
		2,047,289	1.8

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	Benin: 0.2%
200,000	Benin Government International Bond, 8.375%, 01/23/2041	$198,143	0.2

	Brazil: 3.2%
400,000	Brazilian Government International Bond, 5.625%, 02/21/2047	335,190	0.3
500,000	Brazilian Government International Bond, 6.000%, 10/20/2033	501,387	0.4
200,000	Brazilian Government International Bond, 6.125%, 03/15/2034	199,907	0.2
945,000	Brazilian Government International Bond, 6.250%, 03/18/2031	986,580	0.9
200,000	Brazilian Government International Bond, 6.250%, 05/22/2036	196,800	0.2
600,000	Brazilian Government International Bond, 6.625%, 03/15/2035	615,150	0.5
900,000	Brazilian Government International Bond, 7.125%, 05/13/2054	884,430	0.7
		3,719,444	3.2

	Colombia: 3.5%
300,000	Colombia Government International Bond, 3.250%, 04/22/2032	250,875	0.2
350,000	Colombia Government International Bond, 5.000%, 06/15/2045	251,738	0.2
325,000	Colombia Government International Bond, 6.125%, 01/21/2031	320,531	0.3
500,000	Colombia Government International Bond, 6.125%, 01/18/2041	437,000	0.4
550,000	Colombia Government International Bond, 6.500%, 01/21/2033	538,862	0.5
500,000	Colombia Government International Bond, 7.750%, 11/07/2036	512,763	0.5
464,000	Colombia Government International Bond, 8.000%, 04/20/2033	491,028	0.4
355,000	Colombia Government International Bond, 8.000%, 11/14/2035	372,581	0.3
775,000	Colombia Government International Bond, 8.375%, 11/07/2054	801,931	0.7
		3,977,309	3.5

See Accompanying Notes to Financial Statements.

41

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Costa Rica: 0.9%
575,000	Costa Rica Government International Bond, 6.125%, 02/19/2031	$588,944	0.5
450,000 (1)	Costa Rica Government International Bond, 7.300%, 11/13/2054	489,684	0.4
		1,078,628	0.9

	Dominican Republic: 2.1%
200,000 (1)	Dominican Republic International Bond, 4.875%, 09/23/2032	184,950	0.1
500,000 (1)	Dominican Republic International Bond, 5.300%, 01/21/2041	425,406	0.4
1,050,000	Dominican Republic International Bond, 5.875%, 01/30/2060	880,950	0.8
550,000	Dominican Republic International Bond, 6.000%, 07/19/2028	554,538	0.5
200,000 (1)	Dominican Republic International Bond, 6.000%, 02/22/2033	195,400	0.2
150,000 (1)	Dominican Republic International Bond, 7.050%, 02/03/2031	155,437	0.1
		2,396,681	2.1

	Ecuador: 0.7%
442,550 (1)(2)	Ecuador Government International Bond, 5.000% (Step Rate @ 5.500% on 07/31/2026), 07/31/2040	345,742	0.3
497,340 (1)(3)	Ecuador Government International Bond, 6.900%, 07/31/2035	437,286	0.4
		783,028	0.7

	Egypt: 2.3%
800,000 (4)	Egypt Government International Bond, 5.800%, 09/30/2027	789,848	0.7
500,000 (1)	Egypt Government International Bond, 7.500%, 02/16/2061	382,450	0.3
375,000 (1)	Egypt Government International Bond, 8.625%, 02/04/2030	388,552	0.3
675,000 (1)	Egypt Government International Bond, 8.700%, 03/01/2049	591,965	0.5
200,000	Egypt Government International Bond, 8.875%, 05/29/2050	177,000	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Egypt: (continued)
350,000 (1)	Egypt Government International Bond, 8.875%, 05/29/2050	$309,750	0.3
		2,639,565	2.3

	El Salvador: 0.2%
275,000	El Salvador Government International Bond, 7.650%, 06/15/2035	270,188	0.2

	Ghana: 0.7%
103,789 (5)	Ghana Government International Bond, 4.540%, 01/03/2030	87,832	0.1
278,863 (2)	Ghana Government International Bond, 5.000% (Step Rate @ 6.000% on 07/03/2028), 07/03/2029	266,662	0.2
492,800 (2)	Ghana Government International Bond, 5.000% (Step Rate @ 6.000% on 07/03/2028), 07/03/2035	421,344	0.4
		775,838	0.7

	Guatemala: 1.4%
435,000 (1)	Guatemala Government Bond, 5.250%, 08/10/2029	434,533	0.4
600,000 (1)	Guatemala Government Bond, 6.050%, 08/06/2031	614,100	0.5
250,000 (1)	Guatemala Government Bond, 6.550%, 02/06/2037	260,297	0.2
300,000 (1)	Guatemala Government Bond, 6.600%, 06/13/2036	314,966	0.3
		1,623,896	1.4

	Honduras: 0.4%
250,000	Honduras Government International Bond, 5.625%, 06/24/2030	247,481	0.2
200,000	Honduras Government International Bond, 6.250%, 01/19/2027	201,435	0.2
		448,916	0.4

	Hungary: 2.4%
300,000 (1)	Hungary Government International Bond, 3.125%, 09/21/2051	178,125	0.1
450,000 (1)	Hungary Government International Bond, 5.500%, 06/16/2034	445,149	0.4

See Accompanying Notes to Financial Statements.

42

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Hungary: (continued)
800,000	Hungary Government International Bond, 5.500%, 03/26/2036	$780,200	0.7
525,000	Hungary Government International Bond, 6.750%, 09/23/2055	535,542	0.5
500,000	Hungary Government International Bond 30Y, 7.625%, 03/29/2041	567,192	0.5
300,000 (1)	Magyar Export-Import Bank Zrt, 6.125%, 12/04/2027	303,942	0.2
		2,810,150	2.4

	India: 0.2%
300,000	Export-Import Bank of India, 2.250%, 01/13/2031	268,035	0.2

	Indonesia: 1.4%
320,000	Indonesia Government International Bond, 5.450%, 09/20/2052	300,221	0.3
1,050,000	Indonesia Government International Bond, 8.500%, 10/12/2035	1,287,799	1.1
		1,588,020	1.4

	Ivory Coast: 1.2%
575,000 (1)	Ivory Coast Government International Bond, 6.750%, 02/25/2041	505,202	0.5
300,000 (1)	Ivory Coast Government International Bond, 7.625%, 01/30/2033	306,000	0.3
375,000 (1)	Ivory Coast Government International Bond, 8.250%, 01/30/2037	385,312	0.3
148,849 (3)	Ivory Coast Government International Bond REGs, 5.750%, 12/31/2032	146,227	0.1
		1,342,741	1.2

	Jamaica: 0.8%
400,000	Jamaica Government International Bond, 7.875%, 07/28/2045	459,445	0.4
400,000	Jamaica Government International Bond, 8.000%, 03/15/2039	461,445	0.4
		920,890	0.8

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	Jordan: 0.9%
1,000,000 (1)	Jordan Government International Bond, 5.850%, 07/07/2030	$984,194	0.9

	Kenya: 0.7%
250,000	Republic of Kenya Government International Bond, 6.300%, 01/23/2034	207,880	0.2
225,000	Republic of Kenya Government International Bond, 8.000%, 05/22/2032	217,822	0.2
250,000	Republic of Kenya Government International Bond, 8.250%, 02/28/2048	217,067	0.2
200,000	Republic of Kenya Government International Bond, 9.500%, 03/05/2036	195,200	0.1
		837,969	0.7

	Lebanon: 0.8%
2,000,000 (6)	Lebanon Government International Bond, 6.100%, 10/04/2022	476,000	0.4
2,000,000 (6)	Lebanon Government International Bond 10Y, 6.850%, 03/23/2027	476,000	0.4
		952,000	0.8

	Mexico: 4.5%
975,000 (1)	Eagle Funding Luxco Sarl, 5.500%, 08/17/2030	978,412	0.9
740,000	Mexico Government International Bond, 3.250%, 04/16/2030	693,232	0.6
950,000	Mexico Government International Bond, 4.875%, 05/19/2033	902,049	0.8
386,000	Mexico Government International Bond, 5.850%, 07/02/2032	390,835	0.3
1,179,000	Mexico Government International Bond, 6.338%, 05/04/2053	1,101,268	1.0
477,000	Mexico Government International Bond, 6.625%, 01/29/2038	486,075	0.4
600,000	Mexico Government International Bond, 6.875%, 05/13/2037	629,100	0.5
		5,180,971	4.5

See Accompanying Notes to Financial Statements.

43

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Morocco: 0.3%
500,000 (1)	Morocco Government International Bond, 4.000%, 12/15/2050	$345,434	0.3

	Nigeria: 2.3%
500,000	Nigeria Government International Bond, 6.500%, 11/28/2027	503,400	0.4
550,000 (1)	Nigeria Government International Bond, 7.375%, 09/28/2033	538,433	0.5
300,000	Nigeria Government International Bond, 7.625%, 11/28/2047	273,750	0.2
500,000	Nigeria Government International Bond, 7.696%, 02/23/2038	482,614	0.4
175,000	Nigeria Government International Bond, 7.875%, 02/16/2032	177,188	0.2
300,000	Nigeria Government International Bond, 7.875%, 02/16/2032	303,750	0.3
350,000	Nigeria Government International Bond, 8.250%, 09/28/2051	336,175	0.3
		2,615,310	2.3

	Oman: 0.7%
400,000	Oman Government International Bond, 6.000%, 08/01/2029	411,148	0.4
350,000 (1)	Oman Government International Bond, 6.500%, 03/08/2047	358,750	0.3
		769,898	0.7

	Pakistan: 0.7%
200,000	Pakistan Global Sukuk Programme Co. Ltd., 7.950%, 01/31/2029	198,250	0.2
200,000	Pakistan Government International Bond, 6.875%, 12/05/2027	197,550	0.2
200,000	Pakistan Government International Bond, 7.375%, 04/08/2031	186,037	0.2
200,000	Pakistan Government International Bond, 8.875%, 04/08/2051	178,409	0.1
		760,246	0.7

	Panama: 1.7%
550,000	Panama Government International Bond, 4.500%, 01/19/2063	404,277	0.3
500,000	Panama Government International Bond, 6.400%, 02/14/2035	520,125	0.5

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	Panama: (continued)
550,000	Panama Government International Bond, 6.700%, 01/26/2036	$581,595	0.5
410,000 (4)	Panama Government International Bond, 7.500%, 03/01/2031	451,513	0.4
		1,957,510	1.7

	Paraguay: 1.3%
43,000	Paraguay Government International Bond, 5.000%, 04/15/2026	43,067	0.1
650,000	Paraguay Government International Bond, 5.600%, 03/13/2048	598,528	0.5
550,000 (1)	Paraguay Government International Bond, 5.850%, 08/21/2033	570,350	0.5
225,000 (1)	Paraguay Government International Bond, 6.000%, 02/09/2036	234,382	0.2
		1,446,327	1.3

	Peru: 0.2%
250,000	Peruvian Government International Bond, 5.625%, 11/18/2050	238,563	0.2

	Philippines: 0.9%
550,000	Philippine Government International Bond, 5.500%, 01/17/2048	530,097	0.5
500,000	Philippine Government International Bond, 5.950%, 10/13/2047	507,000	0.4
		1,037,097	0.9

	Poland: 1.1%
590,000	Republic of Poland Government International Bond 10Y, 5.375%, 02/12/2035	600,767	0.5
720,000	Republic of Poland Government International Bond 30Y, 5.500%, 03/18/2054	665,697	0.6
		1,266,464	1.1

	Romania: 2.9%
1,076,000 (1)	Romanian Government International Bond, 3.000%, 02/14/2031	946,853	0.8
500,000 (1)	Romanian Government International Bond, 3.625%, 03/27/2032	439,473	0.4

See Accompanying Notes to Financial Statements.

44

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Romania: (continued)
130,000	Romanian Government International Bond, 4.000%, 02/14/2051	$84,097	0.1
300,000	Romanian Government International Bond, 5.125%, 06/15/2048	236,400	0.2
684,000 (1)	Romanian Government International Bond, 5.750%, 03/24/2035	646,380	0.6
528,000 (1)	Romanian Government International Bond, 6.375%, 01/30/2034	526,020	0.4
300,000	Romanian Government International Bond, 6.375%, 01/30/2034	298,875	0.2
200,000	Romanian Government International Bond, 7.625%, 01/17/2053	210,376	0.2
		3,388,474	2.9

	Saudi Arabia: 3.0%
1,700,000	Saudi Government International Bond, 3.450%, 02/02/2061	1,054,043	0.9
600,000	Saudi Government International Bond, 3.750%, 01/21/2055	405,750	0.4
850,000 (1)	Saudi Government International Bond, 5.500%, 10/25/2032	877,782	0.8
825,000	Saudi Government International Bond, 5.625%, 01/13/2035	852,976	0.7
300,000 (4)	Saudi Government International Bond, 5.750%, 01/16/2054	282,750	0.2
		3,473,301	3.0

	Senegal: 0.2%
500,000	Senegal Government International Bond, 6.250%, 05/23/2033	266,250	0.2

	Serbia: 0.4%
250,000	Serbia International Bond, 2.125%, 12/01/2030	216,172	0.2
275,000 (1)	Serbia International Bond, 6.500%, 09/26/2033	287,495	0.2
		503,667	0.4

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	South Africa: 2.0%
300,000	Republic of South Africa Government International Bond, 6.125%, 12/11/2037	$279,189	0.2
450,000 (1)	Republic of South Africa Government International Bond, 7.250%, 12/11/2055	412,875	0.4
450,000 (1)	Republic of South Africa Government International Bond, 7.950%, 11/19/2054	446,063	0.4
500,000	Republic of South Africa Government International Bond 30Y, 5.750%, 09/30/2049	388,750	0.3
600,000	Republic of South Africa Government International Bond 30Y, 6.300%, 06/22/2048	503,250	0.4
350,000	Republic of South Africa Government International Bond 30Y, 7.300%, 04/20/2052	325,500	0.3
		2,355,627	2.0

	Sri Lanka: 1.1%
202,000 (1)(2)	Sri Lanka Government International Bond, 3.100% (Step Rate @ 3.350% on 07/15/2027), 01/15/2030	187,103	0.2
246,220 (1)(2)	Sri Lanka Government International Bond, 3.350% (Step Rate @ 3.600% on 09/15/2027), 03/15/2033	205,840	0.2
371,514 (1)(2)	Sri Lanka Government International Bond, 3.600% (Step Rate @ 3.850% on 08/15/2027), 02/15/2038	333,422	0.3
185,679 (1)(2)	Sri Lanka Government International Bond, 3.600% (Step Rate @ 3.850% on 11/15/2027), 05/15/2036	164,883	0.1
267,540 (1)(2)	Sri Lanka Government International Bond, 3.600% (Step Rate @ 5.100% on 12/15/2027), 06/15/2035	203,665	0.2

See Accompanying Notes to Financial Statements.

45

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Sri Lanka: (continued)
185,274 (1)	Sri Lanka Government International Bond, 4.000%, 04/15/2028	$177,492	0.1
		1,272,405	1.1

	Trinidad and Tobago: 0.3%
400,000 (1)	Trinidad & Tobago Government International Bond, 6.400%, 06/26/2034	398,680	0.3

	Turkey: 3.3%
800,000	Turkey Government International Bond, 7.250%, 05/29/2032	803,376	0.7
300,000	Turkey Government International Bond 10Y, 5.125%, 02/17/2028	296,625	0.2
800,000	Turkey Government International Bond 10Y, 7.625%, 04/26/2029	828,240	0.7
820,000	Turkey Government International Bond 12Y, 6.500%, 09/20/2033	781,993	0.7
550,000	Turkey Government International Bond 30Y, 6.000%, 01/14/2041	457,311	0.4
400,000	Turkey Government International Bond 5Y, 9.875%, 01/15/2028	427,272	0.4
200,000 (1)	Turkey Ihracat Kredi Bankasi AS, 9.000%, 01/28/2027	205,565	0.2
		3,800,382	3.3

	Ukraine: 1.3%
110,474 (1)(2)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2030	65,069	0.1
412,832 (1)(2)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2034	177,931	0.1
348,869 (1)(2)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2035	161,875	0.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	Ukraine: (continued)
290,724 (1)(2)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2036	$134,605	0.1
299,400 (1)(2)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2029	211,077	0.2
418,033 (1)(2)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2034	224,066	0.2
569,548 (1)(2)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2035	299,582	0.3
535,466 (1)(2)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2036	276,301	0.2
		1,550,506	1.3

	United Arab Emirates: 0.2%
250,000 (1)	Finance Department Government of Sharjah, 6.500%, 11/23/2032	255,313	0.2

	Uruguay: 0.1%
82,223	Uruguay Government International Bond, 4.375%, 10/27/2027	82,736	0.1
51,825	Uruguay Government International Bond, 4.375%, 01/23/2031	51,851	0.0
		134,587	0.1

	Venezuela: 0.9%
175,000	Venezuela Government International Bond, 7.000%, 03/31/2038	71,728	0.1
550,000 (6)	Venezuela Government International Bond, 9.250%, 09/15/2027	263,295	0.2
275,000	Venezuela Government International Bond, 9.250%, 05/07/2028	125,641	0.1

See Accompanying Notes to Financial Statements.

46

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Venezuela: (continued)
200,000	Venezuela Government International Bond, 9.375%, 01/13/2034	$92,917	0.1
425,000	Venezuela Government International Bond, 11.750%, 10/21/2026	217,547	0.2
575,000	Venezuela Government International Bond, 11.950%, 08/05/2031	295,190	0.2
		1,066,318	0.9

	Zambia: 0.3%
189,337 (1)	Zambia Government International Bond, 0.500%, 12/31/2053	124,016	0.1
179,056 (1)(2)	Zambia Government International Bond, 5.750% (Step Rate @ 7.500% on 06/30/2031), 06/30/2033	168,312	0.2
		292,328	0.3
	Total Sovereign Bonds
	(Cost $64,409,321)	68,744,870	59.6

CORPORATE BONDS/NOTES: 30.6%
	Brazil: 0.4%
450,000 (1)	Nova Securitisation Sarl, 6.500%, 02/03/2036	428,062	0.4

	Chile: 6.7%
416,000 (1)(3)	Banco del Estado de Chile, 7.950%, 12/31/2199	437,969	0.4
708,691 (1)	Chile Electricity Lux Mpc II Sarl, 5.580%, 10/20/2035	715,254	0.6
300,000 (1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	238,612	0.2
725,000 (1)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	744,118	0.7
425,000 (1)	Corp Nacional del Cobre de Chile, 6.300%, 09/08/2053	426,488	0.4
1,350,000 (1)	Corp Nacional del Cobre de Chile, 6.330%, 01/13/2035	1,407,551	1.2
906,000 (1)	Corp Nacional del Cobre de Chile, 6.780%, 01/13/2055	949,687	0.8
400,000 (1)(4)	Empresa de Pasajeros Metro S.A., 3.693%, 09/13/2061	272,312	0.2

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Chile: (continued)
300,000 (1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	$242,235	0.2
900,000 (1)	Empresa Nacional del Petroleo, 5.950%, 07/30/2034	911,160	0.8
375,000 (1)	Engie Energia Chile SA, 6.375%, 04/17/2034	390,656	0.4
275,000 (1)(3)	Inversiones CMPC SA, 6.700%, 12/09/2057	269,225	0.2
700,000 (1)(3)	Sociedad Quimica y Minera de Chile SA, 5.625%, 04/22/2056	684,425	0.6
		7,689,692	6.7

	Colombia: 0.6%
500,000	Ecopetrol SA, 8.375%, 01/19/2036	507,675	0.4
250,000 (1)	Grupo Energia Bogota SA ESP, 5.750%, 10/22/2035	238,825	0.2
		746,500	0.6

	India: 0.2%
200,000 (1)	IRB Infrastructure Developers Ltd., 7.110%, 03/11/2032	200,750	0.2

	Indonesia: 2.8%
500,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	475,000	0.4
300,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	279,000	0.2
550,000	Pertamina Persero PT, 5.625%, 05/20/2043	509,953	0.5
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.000%, 06/30/2030	501,188	0.4
475,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	471,815	0.4
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	546,312	0.5
500,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.250%, 01/25/2049	485,998	0.4
		3,269,266	2.8

See Accompanying Notes to Financial Statements.

47

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Kazakhstan: 0.4%
450,000 (1)	Kaspi.KZ JSC, 6.250%, 03/26/2030	$452,833	0.4

	Malaysia: 0.8%
1,050,000 (1)	Petronas Capital Ltd., 4.800%, 04/21/2060	919,453	0.8

	Mexico: 5.4%
825,000 (1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 5.875%, 05/07/2030	842,753	0.7
450,000 (1)(3)	Cemex SAB de CV, 7.200%, 12/31/2199	457,703	0.4
566,834 (1)	CFE Fibra E, 5.875%, 09/23/2040	551,831	0.5
500,000 (1)	Comision Federal de Electricidad, 5.700%, 01/24/2030	500,750	0.4
775,000 (1)	Comision Federal de Electricidad, 6.045%, 01/28/2034	753,377	0.7
700,000 (1)	Comision Federal de Electricidad, 6.450%, 01/24/2035	697,025	0.6
350,000 (1)	Comision Federal de Electricidad, 6.500%, 01/28/2051	338,363	0.3
300,000	Petroleos Mexicanos, 5.500%, 06/27/2044	223,215	0.2
375,000	Petroleos Mexicanos, 6.500%, 01/23/2029	376,909	0.3
860,000	Petroleos Mexicanos, 6.700%, 02/16/2032	843,875	0.7
275,000	Petroleos Mexicanos, 6.750%, 09/21/2047	220,261	0.2
500,000	Petroleos Mexicanos, 6.950%, 01/28/2060	394,300	0.4
		6,200,362	5.4

	Morocco: 0.8%
650,000 (1)	OCP SA, 6.700%, 03/01/2036	671,125	0.6
300,000 (1)	OCP SA, 6.750%, 05/02/2034	313,306	0.2
		984,431	0.8

	Oman: 0.9%
1,100,000 (1)	OQ SAOC, 5.125%, 05/06/2028	1,098,625	0.9

	Peru: 2.8%
790,000 (1)(3)	Banco de Credito del Peru S.A., 6.450%, 07/30/2035	797,900	0.7
400,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	388,025	0.3

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Peru: (continued)
575,000 (1)	Fondo MIVIVIENDA SA, 5.400%, 03/31/2031	$575,000	0.5
650,000 (1)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.750%, 11/05/2038	697,158	0.6
250,000	Petroleos del Peru SA, 4.750%, 06/19/2032	197,333	0.2
800,000 (1)	Petroleos del Peru SA, 5.625%, 06/19/2047	557,000	0.5
		3,212,416	2.8

	Poland: 1.7%
675,000 (1)	Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033	683,016	0.6
925,000 (1)	Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034	955,025	0.8
350,000 (1)	Bank Gospodarstwa Krajowego, 6.250%, 10/31/2028	367,500	0.3
		2,005,541	1.7

	Saudi Arabia: 0.5%
580,000 (1)	Avilease Capital Ltd., 4.750%, 11/12/2030	565,500	0.5

	South Africa: 2.0%
500,000 (1)	Bidvest Group UK PLC, 6.200%, 09/17/2032	500,525	0.5
800,000 (1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	809,439	0.7
975,000 (1)	Sasol Financing USA LLC, 8.750%, 04/10/2033	975,000	0.8
		2,284,964	2.0

	South Korea: 0.5%
600,000 (1)	LG Energy Solution Ltd., 5.875%, 04/02/2036	595,950	0.5

	Thailand: 0.5%
400,000 (1)(3)	GC Treasury Center Co. Ltd., 7.125%, 12/31/2199	389,190	0.3
200,000 (3)	GC Treasury Center Co. Ltd. RegS, 7.125%, 12/31/2199	194,595	0.2
		583,785	0.5

	Turkey: 1.0%
600,000 (1)	TC Ziraat Bankasi AS, 7.250%, 02/04/2030	603,120	0.5
300,000 (1)(3)	TC Ziraat Bankasi AS, 8.375%, 12/31/2199	292,639	0.3

See Accompanying Notes to Financial Statements.

48

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Turkey: (continued)
275,000 (1)(3)	Yapi ve Kredi Bankasi AS, 7.550%, 06/11/2036	$265,779	0.2
		1,161,538	1.0

	United Arab Emirates: 1.6%
275,000 (3)(4)	Aldar Properties PJSC, 5.875%, 04/14/2056	252,893	0.2
550,000	DP World Crescent Ltd., 3.875%, 07/18/2029	522,420	0.5
725,000 (1)	MDGH GMTN RSC Ltd., 4.375%, 11/22/2033	687,307	0.6
400,000 (1)	MDGH GMTN RSC Ltd., 5.500%, 04/28/2033	405,971	0.3
		1,868,591	1.6

	Venezuela: 1.0%
1,000,000 (6)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	385,500	0.4
1,750,000 (6)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	719,688	0.6
		1,105,188	1.0
	Total Corporate Bonds/Notes
	(Cost $33,952,243)	35,373,447	30.6
	Total Long-Term Investments
	(Cost $98,361,564)	104,118,317	90.2

SHORT-TERM INVESTMENTS: 12.3%
	Commercial Paper: 6.8%
1,000,000	AutoZone, Inc., 3.960%, 04/01/2026	999,892	0.9
1,000,000	AutoZone, Inc., 3.970%, 04/06/2026	999,347	0.9
1,018,000	Concord Minutemen Capital Co. LLC, 3.750%, 04/06/2026	1,017,372	0.9
1,000,000	Constellation Energy Generation LLC, 4.420%, 04/01/2026	999,879	0.9
1,000,000	McCormick & Co., Inc., 3.930%, 04/01/2026	999,892	0.9
740,000	Parker-Hannifin Corp., 4.060%, 04/09/2026	739,260	0.6
1,000,000	PPL Electric Utilities Corp., 4.040%, 04/10/2026	998,893	0.9

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
1,000,000	The Sherwin-Williams Co., 3.880%, 04/14/2026	$998,515	0.8
	Total Commercial Paper
	(Cost $7,753,852)	7,753,050	6.8

	Repurchase Agreements: 1.5%
107,005 (7)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 03/31/2026, 3.660%, due 04/01/2026 (Repurchase Amount $107,016, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $109,145, due 05/07/26-05/15/55)	107,005	0.1
658,000 (7)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 03/31/2026, 3.670%, due 04/01/2026 (Repurchase Amount $658,066, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $671,160, due 05/12/27-02/20/66)	658,000	0.6
1,000,000 (7)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/2026, 3.660%, due 04/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 05/05/26-01/15/66)	1,000,000	0.8
	Total Repurchase Agreements
	(Cost $1,765,005)	1,765,005	1.5

See Accompanying Notes to Financial Statements.

49

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 4.0%
1,000,000 (8)	Goldman Sachs Financial Square Government Fund, Institutional Class, 3.530%	$1,000,000	0.9
3,641,000 (8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.570%	3,641,000	3.1
	Total Mutual Funds
	(Cost $4,641,000)	4,641,000	4.0
	Total Short-Term Investments
	(Cost $14,159,857)	14,159,055	12.3
	Total Investments in Securities
	(Cost $112,521,421)	$118,277,372	102.5
	Liabilities in Excess of Other Assets	(2,860,720)	(2.5)
	Net Assets	$115,416,652	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2026.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2026.
(4)	Security, or a portion of the security, is on loan.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2026.
(6)	Defaulted security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of March 31, 2026.

Percentage
Sector Diversification	of Net Assets
Sovereign Bonds	59.6%
Energy	7.9
Financial	7.5
Basic Materials	6.3
Utilities	5.9
Consumer, Non-cyclical	1.7
Industrial	0.8
Consumer, Cyclical	0.5
Short-Term Investments	12.3
Liabilities in Excess of Other Assets	(2.5)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements.

50

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2026
Asset Table
Investments, at fair value
Sovereign Bonds	$—	$68,744,870	$—	$68,744,870
Corporate Bonds/Notes	—	35,373,447	—	35,373,447
Short-Term Investments	4,641,000	9,518,055	—	14,159,055
Total Investments, at fair value	$4,641,000	$113,636,372	$—	$118,277,372
Other Financial Instruments+
Futures	57,126	—	—	57,126
Total Assets	$4,698,126	$113,636,372	$—	$118,334,498
Liabilities Table
Other Financial Instruments+
Futures	$(176,621)	$—	—	$(176,621)
Total Liabilities	$(176,621)	$—	—	$(176,621)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2026, the following futures contracts were outstanding for Voya VACS Series EMHCD Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	31	06/30/26	$6,430,804	$(46,231)
U.S. Treasury 5-Year Note	7	06/30/26	757,258	(5,099)
U.S. Treasury Long Bond	22	06/18/26	2,505,250	(60,891)
U.S. Treasury Ultra Long Bond	18	06/18/26	2,098,125	(63,977)
			$11,791,437	$(176,198)
Short Contracts:
U.S. Treasury 10-Year Note	(8)	06/18/26	(888,375)	(423)
U.S. Treasury Ultra 10-Year Note	(26)	06/18/26	(2,951,406)	57,126
			$(3,839,781)	$56,703

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$57,126
Total Asset Derivatives		$57,126
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$176,621
Total Liability Derivatives		$176,621

See Accompanying Notes to Financial Statements.

51

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(308,249)
Total	$(308,249)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(64,615)
Total	$(64,615)

At March 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $112,374,107.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$7,071,702
Gross Unrealized Depreciation	(1,287,717)
Net Unrealized Appreciation	$5,783,985

See Accompanying Notes to Financial Statements.

52

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 91.0%
	Basic Materials: 4.7%
600,000 (1)	Axalta Coating Systems Dutch Holding B BV, 7.250%, 02/15/2031	$628,180	0.2
765,000 (1)	Axalta Coating Systems LLC, 3.375%, 02/15/2029	724,376	0.2
720,000 (1)	Capstone Copper Corp., 6.750%, 03/31/2033	715,928	0.2
2,010,000 (2)	Celanese US Holdings LLC, 6.750%, 04/15/2033	2,063,452	0.7
562,000 (1)	Chemours Co., 5.750%, 11/15/2028	556,894	0.2
865,000 (1)	Chemours Co., 7.875%, 03/15/2034	865,605	0.3
1,590,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	1,518,533	0.5
1,065,000 (1)	Cleveland-Cliffs, Inc., 7.625%, 01/15/2034	1,041,482	0.4
610,000 (1)	Commercial Metals Co., 5.750%, 11/15/2033	604,157	0.2
795,000 (1)	Commercial Metals Co., 6.000%, 12/15/2035	784,566	0.3
1,250,000 (1)	Constellium SE, 5.625%, 06/15/2028	1,244,587	0.4
1,865,000 (1)	New Gold, Inc., 6.875%, 04/01/2032	1,929,022	0.6
755,000 (1)	Novelis Corp., 3.875%, 08/15/2031	673,210	0.2
440,000 (1)	Novelis Corp., 4.750%, 01/30/2030	416,075	0.1
675,000	Olin Corp., 5.000%, 02/01/2030	647,035	0.2
		14,413,102	4.7
	Communications: 11.3%
1,165,000 (1)	Arches Buyer, Inc., 4.250%, 06/01/2028	1,126,384	0.4
215,000 (1)(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	184,131	0.1
2,305,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/2030	2,155,402	0.7
1,995,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,783,900	0.6
1,815,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,801,198	0.6
189,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	188,911	0.1
1,150,000 (1)	Cipher Compute LLC, 7.125%, 11/15/2030	1,192,871	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
2,245,000 (1)	Directv Financing LLC, 8.875%, 02/01/2030	$2,242,812	0.7
597,000 (1)	Directv Financing LLC / Directv Financing Co- Obligor, Inc., 5.875%, 08/15/2027	596,738	0.2
835,000 (1)	GCI LLC, 4.750%, 10/15/2028	808,752	0.3
1,265,000 (1)	Gen Digital, Inc., 6.250%, 04/01/2033	1,230,726	0.4
915,000 (1)	Gray Media, Inc., 9.625%, 07/15/2032	915,793	0.3
975,000	Lamar Media Corp., 4.000%, 02/15/2030	931,118	0.3
2,245,000 (1)	Level 3 Financing, Inc., 6.875%, 06/30/2033	2,287,904	0.7
1,685,000 (1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	1,648,378	0.5
1,135,000 (1)	McGraw-Hill Education, Inc., 5.750%, 08/01/2028	1,123,103	0.4
990,000 (1)	Nexstar Media, Inc., 4.750%, 11/01/2028	974,175	0.3
1,190,000 (1)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	1,148,857	0.4
1,200,000	Paramount Global, 6.875%, 04/30/2036	1,053,260	0.3
875,000	Paramount Global, 7.875%, 07/30/2030	913,805	0.3
1,040,000 (1)	Sirius XM Radio LLC, 5.875%, 04/15/2032	1,034,135	0.3
1,458,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,456,847	0.5
1,335,000 (1)	Snap, Inc., 6.875%, 03/15/2034	1,256,747	0.4
1,100,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	1,048,198	0.3
920,000 (1)	SV RNO Property Owner 1 LLC, 5.875%, 03/01/2031	909,961	0.3
1,055,000 (1)	Versant Media Group, Inc., 7.250%, 01/30/2031	1,080,553	0.3
645,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	605,733	0.2
400,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	344,573	0.1
1,000,000 (1)	Vmed O2 UK Financing I PLC, 6.750%, 01/15/2033	894,790	0.3
1,775,000 (1)	WULF Compute LLC, 7.750%, 10/15/2030	1,876,734	0.6
		34,816,489	11.3

See Accompanying Notes to Financial Statements

53

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: 16.2%
1,260,000 (1)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	$1,281,080	0.4
1,005,000 (1)	Acushnet Co., 5.625%, 12/01/2033	999,736	0.3
1,175,000 (1)	Adient Global Holdings Ltd., 7.500%, 02/15/2033	1,188,865	0.4
510,000 (1)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	529,334	0.2
795,000 (1)(2)	Advance Auto Parts, Inc., 7.000%, 08/01/2030	805,901	0.3
640,000 (1)(2)	Advance Auto Parts, Inc., 7.375%, 08/01/2033	648,746	0.2
630,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	634,791	0.2
620,000 (1)	Allison Transmission, Inc., 5.875%, 12/01/2033	616,537	0.2
955,000 (1)(2)	American Airlines, Inc., 7.250%, 02/15/2028	961,173	0.3
30,834 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	30,876	0.0
1,700,000 (1)	American Axle & Manufacturing, Inc., 7.750%, 10/15/2033	1,655,992	0.5
1,625,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	1,560,132	0.5
1,000,000 (1)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	962,330	0.3
1,585,000 (1)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	1,605,344	0.5
1,260,000 (1)	Carnival Corp., 5.750%, 08/01/2032	1,261,165	0.4
1,015,000 (1)(2)	Cinemark USA, Inc., 7.000%, 08/01/2032	1,043,833	0.3
1,210,000 (1)	Clarios Global L.P. / Clarios US Finance Co., 6.750%, 09/15/2032	1,220,442	0.4
735,000 (1)	eG Global Finance PLC, 12.000%, 11/30/2028	786,793	0.3
605,000 (1)	Gap, Inc., 3.625%, 10/01/2029	565,578	0.2
800,000 (1)	Gap, Inc., 3.875%, 10/01/2031	725,295	0.2
900,000 (1)	Gates Corp., 6.875%, 07/01/2029	924,560	0.3
835,000	Goodyear Tire & Rubber Co., 6.625%, 07/15/2030	817,214	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
430,000 (1)	Hilton Domestic Operating Co., Inc., 5.750%, 09/15/2033	$428,398	0.1
485,000 (1)	Hilton Domestic Operating Co., Inc., 5.875%, 04/01/2029	489,988	0.2
940,000 (1)	Hilton Domestic
	Operating Co., Inc., 5.875%, 03/15/2033	946,275	0.3
1,485,000 (1)	International Game Technology PLC, 5.250%, 01/15/2029	1,473,905	0.5
990,000 (1)	Light & Wonder International, Inc., 6.250%, 10/01/2033	970,665	0.3
560,000 (1)	Light & Wonder International, Inc., 7.500%, 09/01/2031	575,047	0.2
260,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	221,933	0.1
124,000 (1)	Macy's Retail Holdings LLC, 5.875%, 03/15/2030	123,211	0.0
735,000 (1)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	722,733	0.2
495,000	MGM Resorts International, 4.750%, 10/15/2028	485,999	0.2
545,000 (2)	MGM Resorts International, 6.500%, 04/15/2032	549,812	0.2
1,260,000 (1)	Michaels Cos., Inc., 8.500%, 03/15/2033	1,227,932	0.4
940,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	927,752	0.3
150,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	150,171	0.1
935,000 (1)	NCL Corp. Ltd., 5.875%, 01/15/2031	908,975	0.3
1,325,000 (1)	NCL Corp. Ltd., 6.750%, 02/01/2032	1,315,914	0.4
590,000	Newell Brands, Inc., 6.375%, 09/15/2027	594,728	0.2
710,000 (2)	Newell Brands, Inc., 6.625%, 05/15/2032	680,201	0.2
705,000 (1)	Newell Brands, Inc., 8.500%, 06/01/2028	728,089	0.2
1,005,000	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 04/01/2032	1,029,374	0.3
1,180,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	1,016,160	0.3
1,165,000 (1)	SeaWorld Parks & Entertainment, Inc., 5.250%, 08/15/2029	1,113,436	0.4

See Accompanying Notes to Financial Statements

54

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
815,000 (1)	Somnigroup International, Inc., 3.875%, 10/15/2031	$741,657	0.2
585,000 (1)	Somnigroup International, Inc., 4.000%, 04/15/2029	562,979	0.2
1,510,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	1,480,823	0.5
730,000 (1)	Tenneco, Inc., 8.000%, 11/17/2028	727,849	0.2
1,100,000 (1)	Victoria's Secret & Co., 4.625%, 07/15/2029	1,049,035	0.3
1,185,000 (1)	Viking Cruises Ltd., 5.875%, 10/15/2033	1,170,812	0.4
385,000 (1)	Viking Cruises Ltd., 7.000%, 02/15/2029	385,902	0.1
1,105,000 (1)	Voyager Parent LLC, 9.250%, 07/01/2032	1,147,917	0.4
3,000,000	Warnermedia Holdings, Inc., 4.279%, 03/15/2032	2,658,750	0.9
1,155,000 (1)(2)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 6.250%, 03/15/2033	1,144,160	0.4
1,545,000	Yum! Brands, Inc., 3.625%, 03/15/2031	1,428,134	0.5
		50,004,433	16.2
	Consumer, Non-cyclical: 18.3%
1,145,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,140,874	0.4
1,100,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.750%, 03/31/2034	1,077,556	0.4
1,315,000 (1)	Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/2030	1,344,952	0.4
1,155,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	1,129,186	0.4
500,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	488,591	0.2
405,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	386,010	0.1
435,000 (1)	APi Group DE, Inc., 4.750%, 10/15/2029	421,390	0.1
279,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.750%, 07/15/2027	278,126	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,280,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	$1,266,182	0.4
1,045,000 (1)	Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028	1,080,269	0.4
1,050,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	1,051,045	0.3
935,000 (1)	Belron UK Finance PLC, 5.750%, 10/15/2029	941,512	0.3
730,000 (1)	Brink's Co., 6.500%, 06/15/2029	741,797	0.2
280,000 (1)	Brink's Co., 6.750%, 06/15/2032	283,682	0.1
690,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	650,754	0.2
350,000 (1)	CHS/Community Health Systems, Inc., 6.000%, 01/15/2029	346,362	0.1
1,050,000 (1)(2)	Cimpress PLC, 7.375%, 09/15/2032	1,042,142	0.3
1,145,000 (1)	Concentra Escrow Issuer Corp., 6.875%, 07/15/2032	1,185,206	0.4
1,020,000 (1)	CPI CG, Inc., 10.000%, 07/15/2029	1,077,329	0.3
845,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	775,310	0.3
1,335,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	1,284,404	0.4
435,000 (1)	DaVita, Inc., 6.750%, 07/15/2033	442,881	0.1
1,180,000 (1)(2)	Embecta Corp., 5.000%, 02/15/2030	1,092,729	0.4
1,360,000 (1)	EquipmentShare. com, Inc., 8.000%, 03/15/2033	1,405,554	0.5
1,260,000 (1)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	1,283,805	0.4
600,000 (1)	Genmab A/S/Genmab Finance LLC, 6.250%, 12/15/2032	615,574	0.2
1,000,000 (1)	Genmab A/S/Genmab Finance LLC, 7.250%, 12/15/2033	1,047,646	0.3
1,095,000 (1)	Global Medical Response, Inc., 7.375%, 10/01/2032	1,138,028	0.4
1,095,000 (1)	Herc Holdings, Inc., 7.000%, 06/15/2030	1,123,562	0.4
570,000 (1)(2)	Herc Holdings, Inc., 7.250%, 06/15/2033	584,587	0.2
925,000 (1)	Industrial F&B Investments III, Inc., 7.750%, 02/11/2033	935,409	0.3
1,165,000 (1)	Insulet Corp., 6.500%, 04/01/2033	1,189,974	0.4

See Accompanying Notes to Financial Statements

55

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,200,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	$1,171,056	0.4
390,000 (1)	LifePoint Health, Inc., 8.375%, 02/15/2032	416,770	0.1
1,510,000 (1)	LifePoint Health, Inc., 9.875%, 08/15/2030	1,598,731	0.5
2,720,000	Medline Borrower L.P., 5.250%, 10/01/2029	2,697,691	0.9
900,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	734,386	0.2
200,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.750%, 05/15/2034	178,415	0.1
710,000 (1)	Performance Food Group, Inc., 5.625%, 03/01/2034	685,574	0.2
1,160,000	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	1,059,406	0.3
1,245,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	1,196,077	0.4
415,000 (1)	Post Holdings, Inc., 6.250%, 10/15/2034	406,761	0.1
875,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	862,792	0.3
685,000 (1)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.250%, 04/01/2029	686,607	0.2
1,100,000 (1)	Raven Acquisition Holdings LLC, 6.875%, 11/15/2031	1,061,398	0.3
1,150,000 (1)(2)	Select Medical Corp., 6.250%, 12/01/2032	1,097,132	0.4
590,000	Service Corp. International, 5.125%, 06/01/2029	586,583	0.2
655,000	Service Corp. International, 5.750%, 10/15/2032	654,559	0.2
950,000 (1)	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/2032	935,313	0.3
1,530,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	1,473,514	0.5
1,075,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	1,111,790	0.4
760,000 (1)	Star Parent, Inc., 9.000%, 10/01/2030	788,311	0.3
795,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	794,707	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,575,000 (1)	Tenet Healthcare Corp., 6.000%, 11/15/2033	$1,594,902	0.5
55,000	Tenet Healthcare Corp., 6.125%, 10/01/2028	55,159	0.0
1,650,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,662,791	0.5
850,000	United Rentals North America, Inc., 4.875%, 01/15/2028	846,875	0.3
320,000 (1)	United Rentals North America, Inc., 6.125%, 03/15/2034	324,428	0.1
1,015,000 (1)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	1,038,377	0.3
420,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	413,465	0.1
1,130,000 (1)	Williams Scotsman, Inc., 6.625%, 04/15/2030	1,148,746	0.4
245,000 (1)	Williams Scotsman, Inc., 7.375%, 10/01/2031	251,371	0.1
		56,386,115	18.3
	Energy: 9.3%
740,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	738,049	0.2
965,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	965,000	0.3
1,005,000 (1)	Archrock Services L.P. / Archrock Partners Finance Corp., 6.000%, 02/01/2034	995,762	0.3
1,000,000 (1)	Civitas Resources, Inc., 8.750%, 07/01/2031	1,045,812	0.3
735,000 (1)	CNX Resources Corp., 7.250%, 03/01/2032	757,845	0.3
1,120,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	1,137,224	0.4
715,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.375%, 06/30/2033	721,415	0.2
920,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	952,438	0.3
1,105,000 (1)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	1,146,504	0.4
430,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	418,822	0.1

See Accompanying Notes to Financial Statements

56

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
235,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	$228,567	0.1
520,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.250%, 04/15/2032	503,640	0.2
520,000 (1)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	539,654	0.2
1,510,000 (1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	1,516,439	0.5
1,265,000 (1)	Kodiak Gas Services LLC, 5.875%, 04/01/2031	1,272,049	0.4
1,165,000 (1)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	1,207,651	0.4
725,000 (1)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	754,304	0.3
1,165,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	1,169,248	0.4
390,000	SM Energy Co., 6.625%, 01/15/2027	390,232	0.1
1,525,000 (1)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	1,569,388	0.5
1,635,000 (1)	Sunoco L.P., 5.875%, 03/15/2034	1,618,100	0.5
1,575,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	1,519,275	0.5
910,000 (1)	Transocean International Ltd., 7.875%, 10/15/2032	972,963	0.3
1,185,000 (1)	Venture Global LNG, Inc., 7.000%, 01/15/2030	1,210,546	0.4
1,265,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	1,294,368	0.4
1,320,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	1,373,454	0.5
1,265,000 (1)	Venture Global Plaquemines LNG LLC, 6.500%, 01/15/2034	1,319,495	0.4
1,260,000 (1)	Venture Global Plaquemines LNG LLC, 6.750%, 01/15/2036	1,335,351	0.4
		28,673,595	9.3
	Financial: 11.0%
290,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 6.750%, 07/01/2032	279,732	0.1
1,375,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	1,382,327	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
2,155,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	$2,118,791	0.7
940,000 (2)	Ally Financial, Inc., 6.700%, 02/14/2033	947,271	0.3
1,400,000 (1)(2)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	1,237,369	0.4
1,300,000 (1)	Focus Financial Partners LLC, 6.750%, 09/15/2031	1,292,325	0.4
355,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	354,756	0.1
720,000 (1)	Freedom Mortgage Corp., 12.250%, 10/01/2030	777,396	0.3
920,000 (1)	Freedom Mortgage Holdings LLC, 8.375%, 04/01/2032	905,951	0.3
1,700,000 (1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	1,676,877	0.5
1,880,000 (1)	Iron Mountain, Inc., 5.250%, 07/15/2030	1,827,609	0.6
575,000 (1)	Iron Mountain, Inc., 6.250%, 01/15/2033	573,621	0.2
395,000 (1)	Jane Street Group / JSG Finance, Inc., 4.500%, 11/15/2029	383,106	0.1
1,480,000 (1)	Jane Street Group / JSG Finance, Inc., 6.125%, 11/01/2032	1,464,836	0.5
825,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	769,564	0.2
780,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	757,609	0.2
1,020,000	Navient Corp., 4.875%, 03/15/2028	963,497	0.3
1,995,000	OneMain Finance Corp., 5.375%, 11/15/2029	1,925,291	0.6
1,200,000	OneMain Finance Corp., 6.500%, 03/15/2033	1,148,209	0.4
1,700,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	1,706,569	0.6
1,745,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	1,767,509	0.6

See Accompanying Notes to Financial Statements

57

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
920,000 (1)	PennyMac Financial Services, Inc., 6.875%, 02/15/2033	$881,035	0.3
920,000 (1)	PennyMac Financial Services, Inc., 7.875%, 12/15/2029	941,681	0.3
1,605,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	1,483,187	0.5
650,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 5.750%, 03/15/2034	641,968	0.2
515,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 6.500%, 06/15/2033	524,778	0.2
595,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	607,858	0.2
1,305,000 (1)	Rocket Cos., Inc., 6.125%, 08/01/2030	1,317,850	0.4
1,645,000 (1)	Rocket Cos., Inc., 6.375%, 08/01/2033	1,664,730	0.5
610,000 (1)	Starwood Property Trust, Inc., 6.500%, 07/01/2030	623,316	0.2
1,050,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	1,079,608	0.4
		34,026,226	11.0
	Industrial: 13.4%
810,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	824,983	0.3
1,020,000 (1)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	1,053,790	0.4
685,000 (1)	Amsted Industries, Inc., 6.375%, 03/15/2033	688,963	0.2
770,000 (1)	Arcosa, Inc., 6.875%, 08/15/2032	789,568	0.3
1,260,000 (1)	Avient Corp., 6.250%, 11/01/2031	1,269,858	0.4
915,000 (1)	Bombardier, Inc., 6.750%, 06/15/2033	946,072	0.3
1,710,000 (1)	Builders FirstSource, Inc., 6.375%, 06/15/2032	1,709,849	0.6
1,020,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	1,010,411	0.3
1,295,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	1,347,003	0.4
1,020,000 (1)	Clean Harbors, Inc., 6.375%, 02/01/2031	1,036,596	0.3
1,530,000 (1)	Clydesdale Acquisition Holdings, Inc., 6.750%, 04/15/2032	1,449,420	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
700,000	Crown Americas LLC, 5.875%, 06/01/2033	$700,324	0.2
1,770,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	1,802,407	0.6
890,000 (1)	Energizer Holdings, Inc., 4.750%, 06/15/2028	876,630	0.3
880,000 (1)(2)	Energizer Holdings, Inc., 6.000%, 09/15/2033	825,249	0.3
670,000 (1)	Entegris Escrow Corp., 5.950%, 06/15/2030	674,712	0.2
590,000 (1)(2)	Entegris, Inc., 3.625%, 05/01/2029	561,303	0.2
1,285,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	1,285,638	0.4
415,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.875%, 04/15/2033	406,533	0.1
720,000 (1)	GFL Environmental Holdings US, Inc., 5.500%, 02/01/2034	707,073	0.2
883,000 (1)	GFL Environmental, Inc., 4.375%, 08/15/2029	859,727	0.3
445,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	437,060	0.2
640,000 (1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	670,052	0.2
1,410,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	1,371,364	0.5
300,000 (1)	Owens-Brockway Glass Container, Inc., 6.625%, 05/13/2027	300,814	0.1
800,000 (1)(2)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	767,083	0.3
2,020,000 (1)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	2,049,801	0.7
640,000 (1)	Sealed Air Corp., 4.000%, 12/01/2027	638,799	0.2
650,000 (1)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	658,551	0.2
1,225,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	1,137,119	0.4
1,555,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	1,604,721	0.5
780,000 (1)	Standard Industries, Inc., 3.375%, 01/15/2031	699,665	0.2

See Accompanying Notes to Financial Statements

58

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,090,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	$1,028,061	0.3
1,165,000 (1)	Stonepeak Nile Parent LLC, 7.250%, 03/15/2032	1,215,097	0.4
735,000 (1)	Terex Corp., 6.250%, 10/15/2032	740,471	0.2
715,000 (1)	TransDigm, Inc., 6.000%, 01/15/2033	715,396	0.2
345,000 (1)	TransDigm, Inc., 6.250%, 01/31/2034	349,089	0.1
605,000 (1)	TransDigm, Inc., 6.375%, 05/31/2033	602,252	0.2
1,145,000 (1)	TransDigm, Inc., 6.625%, 03/01/2032	1,169,182	0.4
1,000,000 (1)	TransDigm, Inc., 6.750%, 01/31/2034	1,013,855	0.3
900,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	912,376	0.3
985,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	954,735	0.3
1,280,000 (1)	WESCO Distribution, Inc., 5.500%, 04/15/2034	1,263,807	0.4
		41,125,459	13.4
	Technology: 4.4%
930,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	963,262	0.3
930,000 (1)	CACI International, Inc., 6.375%, 06/15/2033	947,313	0.3
2,120,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	2,070,297	0.7
970,000 (1)	Cloud Software Group, Inc., 6.625%, 08/15/2033	863,280	0.3
885,000 (1)(2)	CoreWeave, Inc., 9.250%, 06/01/2030	860,764	0.3
565,000 (1)	Fair Isaac Corp., 6.000%, 05/15/2033	554,729	0.2
950,000 (1)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	945,344	0.3
800,000 (1)	McAfee Corp., 7.375%, 02/15/2030	661,829	0.2
1,025,000 (1)	OAK-Eagle Acquireco, Inc., 7.250%, 07/01/2033	1,062,663	0.3
1,025,000 (1)	OAK-Eagle Acquireco, Inc., 8.750%, 07/01/2034	1,073,735	0.3
570,000 (1)	Open Text Corp., 3.875%, 12/01/2029	510,021	0.2
1,070,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	957,001	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
1,070,000 (1)	Playtika Holding Corp., 4.250%, 03/15/2029	$836,098	0.3
1,340,000 (1)	UKG, Inc., 6.875%, 02/01/2031	1,310,748	0.4
		13,617,084	4.4
	Utilities: 2.4%
930,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	944,287	0.3
1,050,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	1,092,260	0.4
855,000 (1)	NRG Energy, Inc., 3.625%, 02/15/2031	787,777	0.3
1,375,000 (1)	NRG Energy, Inc., 6.000%, 02/01/2033	1,376,231	0.4
870,000 (1)	NRG Energy, Inc., 6.250%, 11/01/2034	877,645	0.3
1,025,000 (3)	PG&E Corp., 6.850%, 09/15/2056	1,013,277	0.3
1,260,000 (1)	Talen Energy Supply LLC, 6.250%, 02/01/2034	1,246,850	0.4
		7,338,327	2.4
	Total Corporate Bonds/ Notes
	(Cost $281,372,153)	280,400,830	91.0
BANK LOANS: 6.2%
	Consumer, Cyclical: 1.3%
1,000,000	AI Aqua Merger Sub Inc FKA Osmosis Buyer Limited, 2026 Term Loan B, 6.411%, (TSFR3M+2.750%), 07/31/2028	997,898	0.3
1,000,000	EG America LLC, Term Loan B, 6.918%, (TSFR1M+2.250%), 02/10/2031	1,002,500	0.4
1,000,000 (4)	Flynn Restaurant Group LP, Add-On Tl, 01/28/2032	983,750	0.3
997,468	LC Ahab US Bidco LLC, Initial Term Loan, 6.168%, (TSFR1M+2.250%), 05/01/2031	989,364	0.3
		3,973,512	1.3
	Consumer, Non-cyclical: 2.6%
1,025,000	Camelot US Acquisition I Co, Term Loan B-1, 6.418%, (TSFR1M+2.250%), 01/31/2031	891,750	0.3
1,000,000	Electron Bidco Inc., 2026 Term Loan, 6.168%, (TSFR1M+2.250%), 02/06/2033	999,453	0.3

See Accompanying Notes to Financial Statements

59

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
1,000,000	Ensemble RCM LLC, Term Loan B, 6.660%, (TSFR3M+3.000%), 02/09/2033	$989,464	0.3
997,500	Fugue Finance B.V., 15th Amd USD Term, 5.921%, (TSFR3M+2.250%), 01/09/2032	987,525	0.3
1,000,000	Hopper Merger Sub, Inc., Tranche B, 5.930%, 01/14/2033	988,693	0.3
1,100,000 (4)	Mister Car Wash Holdings Inc., Incremental First Lien Term Loan B, 03/27/2031	1,090,925	0.4
1,000,000	Nourish Buyer I, Inc., 2026-1 Term Loans, 7.669%, (TSFR3M+4.000%), 07/09/2032	1,003,750	0.4
1,000,000 (4)	Primo Brands (BlueTriton Brands/ Nestl Waters NA) Term Loan B 275-15, Tranche B, 6.402%, 03/31/2031	1,002,625	0.3
		7,954,185	2.6
	Industrial: 2.0%
882,353 (4)	Azuria Water Solutions, Inc., 6.430%, 04/25/2033	875,735	0.3
117,647 (4)	Azuria Water Solutions, Inc., Tranche B-DD, 6.430%, 04/25/2033	116,642	0.1
997,487	Chariot Buyer LLC, 2025 New Term Loan B, 6.418%, (TSFR1M+2.250%), 09/08/2032	988,993	0.3
1,000,000	Graham Packaging Company Inc., Initial Term Loan, 5.918%, (TSFR1M+2.250%), 01/26/2033	990,625	0.3
1,000,000	Hillenbrand Inc., Term Loan B, 7.168%, (TSFR1M+2.250%), 02/10/2033	987,500	0.3
997,501	Pro Mach, Amendment No 6 Term Loan, 6.418%, (TSFR1M+2.250%), 10/18/2032	996,441	0.3
1,100,000 (4)	TK Elevator Midco Gmbh, Term Loan B, 04/30/2030	1,103,438	0.4
		6,059,374	2.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Utilities: 0.3%
1,000,000	Discovery Energy Holding Corporation, Term Loan, 6.700%, (TSFR3M+3.000%), 05/01/2031	$1,000,000	0.3
	Total Bank Loans (Cost $19,160,400)	18,987,071	6.2
	Total Long-Term Investments
	(Cost $300,532,553)	299,387,901	97.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 9.2%
	Repurchase Agreements: 3.8%
2,327,248 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/2026, 3.690%, due 04/01/2026 (Repurchase Amount $2,327,483, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 6.869%, Market Value plus accrued interest $2,373,793, due 11/30/27-10/20/75)	2,327,248	0.8
201,535 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 03/31/2026, 3.660%, due 04/01/2026 (Repurchase Amount $201,555, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $205,566, due 05/07/26-05/15/55)	201,535	0.1

See Accompanying Notes to Financial Statements

60

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,157,376 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 03/31/2026, 3.670%, due 04/01/2026 (Repurchase Amount $3,157,693, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $3,220,524, due 05/12/27-02/20/66)	$3,157,376	1.0
2,117,782 (5)	Jefferies LLC, Repurchase Agreement dated 03/31/2026, 3.700%, due 04/01/2026 (Repurchase Amount $2,117,997, collateralized by various U.S. Government Agency Obligations, 0.000%-5.350%, Market Value plus accrued interest $2,160,150, due 06/22/26-02/23/44)	2,117,782	0.7
642,705 (5)	Mizuho Securities USA Inc., Repurchase Agreement dated 03/31/2026, 3.660%, due 04/01/2026 (Repurchase Amount $642,769, collateralized by various U.S. Government Securities, 0.750%-4.625%, Market Value plus accrued interest $655,559, due 11/30/26-02/15/32)	642,705	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,157,376 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/2026, 3.660%, due 04/01/2026 (Repurchase Amount $3,157,693, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,220,524, due 05/05/26-01/15/66)	$3,157,376	1.0
	Total Repurchase Agreements
	(Cost $11,604,022)	11,604,022	3.8

	Time Deposits: 0.8%
320,000 (5)	Canadian Imperial Bank of Commerce, 3.630%, 04/01/2026	320,000	0.1
290,000 (5)	Cooperatieve Rabobank UA, 3.620%, 04/01/2026	290,000	0.1
230,000 (5)	DZ Bank AG, 3.610%, 04/01/2026	230,000	0.1
310,000 (5)	Landesbank Hessen Thueringen Girozentrale, 3.640%, 04/01/2026	310,000	0.1
330,000 (5)	Mizuho Bank Ltd., 3.640%, 04/01/2026	330,000	0.1
330,000 (5)	Royal Bank of Canada, 3.700%, 04/01/2026	330,000	0.1
310,000 (5)	Societe Generale S.A., 3.620%, 04/01/2026	310,000	0.1
330,000 (5)	Toronto-Dominion Bank, 3.640%, 04/01/2026	330,000	0.1
	Total Time Deposits
	(Cost $2,450,000)	2,450,000	0.8
	Commercial Paper: 3.2%
5,000,000	AutoZone, Inc., 3.970%, 04/06/2026	4,996,735	1.6
4,000,000	Enterprise Products Operating LLC, 4.010%, 04/01/2026	3,999,561	1.3
1,000,000	PPL Electric Utilities Corp., 4.040%, 04/10/2026	998,893	0.3
	Total Commercial Paper
	(Cost $9,996,303)	9,995,189	3.2

See Accompanying Notes to Financial Statements

61

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 1.4%
4,237,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.570%
	(Cost $4,237,000)	$4,237,000	1.4

	Total Short-Term Investments
	(Cost $28,287,325)	$28,286,211	9.2
	Total Investments in Securities
	(Cost $328,819,878)	$327,674,112	106.4
	Liabilities in Excess of Other Assets	(19,718,303)	(6.4)
	Net Assets	$307,955,809	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2026.
(4)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2026.

Reference Rate Abbreviations:

TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

62

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Signifiicant Other	Signifiicant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$280,400,830	$—	$280,400,830
Bank Loans	—	18,987,071	—	18,987,071
Short-Term Investments	4,237,000	24,049,211	—	28,286,211
Total Investments, at fair value	$4,237,000	$323,437,112	$—	$327,674,112

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At March 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $329,024,412.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,916,412
Gross Unrealized Depreciation	(3,266,712)
Net Unrealized Depreciation	$(1,350,300)

See Accompanying Notes to Financial Statements

63

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 36.1%
1,000,000 (1)(2)	1345T 2025-AOA A, 5.273%, (TSFR1M + 1.600%), 06/15/2042	$998,442	0.6
1,250,000 (1)(2)	ACREC LLC 2026-FL4 AS, 5.280%, (TSFR1M + 1.600%), 01/18/2043	1,252,691	0.7
1,000,000 (1)(2)	ACRES Commercial Realty Issuer LLC 2026-FL4 A, 5.110%, (TSFR1M + 1.450%), 08/18/2044	1,001,685	0.6
776,962 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 D, 2.000%, 10/15/2054	623,788	0.4
1,250,000 (1)(2)	Arbor Realty Commercial Real Estate Notes LLC 2026-FL1 A, 5.170%, (TSFR1M + 1.500%), 09/20/2043	1,252,451	0.7
500,000 (1)(2)	Atrium Hotel Portfolio Trust 2017-ATRM C, 5.620%, (TSFR1M + 1.947%), 12/15/2036	486,625	0.3
1,000,000 (1)(2)	BAHA Trust 2024-MAR B, 6.385%, 12/10/2041	1,032,173	0.6
1,000,000 (1)(2)	BAMLL Trust 2025-ASHF A, 5.523%, (TSFR1M + 1.850%), 02/15/2042	997,235	0.6
15,775,385 (2)(3)	BANK 2020-BN27 XA, 1.154%, 04/15/2063	556,450	0.3
5,075,371 (2)(3)	BANK 2020-BN30 XA, 1.248%, 12/15/2053	226,167	0.1
900,000 (2)	Bank of America Merrill Lynch Commercial Mortgage Trust 2017-BNK3 C, 4.352%, 02/15/2050	882,449	0.5
12,731,004 (2)(3)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.514%, 08/15/2052	488,866	0.3
4,967,988 (2)(3)	Benchmark Mortgage Trust 2019-B10 XA, 1.208%, 03/15/2062	151,842	0.1
4,712,246 (2)(3)	Benchmark Mortgage Trust 2020-B22 XA, 1.489%, 01/15/2054	270,847	0.2
9,988,313 (2)(3)	Benchmark Mortgage Trust 2021-B25 XA, 1.063%, 04/15/2054	408,159	0.2
1,000,000	Benchmark Mortgage Trust 2025-V17 A3, 5.075%, 09/15/2058	1,013,498	0.6
1,000,000 (1)(2)	BOCA Commercial Mortgage Trust 2025-BOCA A, 5.273%, (TSFR1M + 1.600%), 12/15/2042	1,002,268	0.6

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(2)	BSPRT Issuer LLC 2025-FL12 A, 5.064%, (TSFR1M + 1.386%), 01/17/2043	$999,715	0.6
723,659 (1)(2)	BX Commercial Mortgage Trust 2019-IMC D, 5.619%, (TSFR1M + 1.946%), 04/15/2034	716,659	0.4
1,149,108 (1)(2)	BX Commercial Mortgage Trust 2024-AIRC B, 5.813%, (TSFR1M + 2.141%), 08/15/2041	1,152,021	0.7
1,250,000 (1)(2)	BX Commercial Mortgage Trust 2026-CSMO A, 5.073%, (TSFR1M + 1.400%), 02/15/2043	1,251,874	0.7
1,000,000 (1)(2)	BX Commercial Mortgage Trust 2026-XL6 B, 5.123%, (TSFR1M + 1.450%), 03/15/2043	994,237	0.6
500,000 (1)(2)	BX Trust 2021-LGCY E, 5.487%, (TSFR1M + 1.814%), 10/15/2036	499,662	0.3
289,103 (1)(2)	BX Trust 2021-RISE C, 5.237%, (TSFR1M + 1.564%), 11/15/2036	289,101	0.2
778,260 (1)(2)	BX Trust 2025-LUNR A, 5.173%, (TSFR1M + 1.500%), 06/15/2040	780,065	0.5
5,092,340 (2)(3)	CD Mortgage Trust 2019-CD8 XA, 1.376%, 08/15/2057	179,026	0.1
1,250,000 (1)(2)	CIP Commercial Mortgage Trust 2025-SBAY A, 5.073%, (TSFR1M + 1.400%), 10/15/2037	1,251,000	0.7
500,000 (1)(2)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	502,186	0.3
500,000 (1)(2)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	508,641	0.3
1,250,000 (1)(2)	DBC Mortgage Trust 2025-DBC A, 5.023%, (TSFR1M + 1.350%), 11/15/2042	1,250,967	0.7
1,250,000 (1)(2)	DK Trust 2024-SPBX D, 6.423%, (TSFR1M + 2.750%), 03/15/2034	1,252,532	0.7
1,250,000 (1)(2)	Extended Stay America Trust 2025-ESH A, 4.973%, (TSFR1M + 1.300%), 10/15/2042	1,251,641	0.7

See Accompanying Notes to Financial Statements

64

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(2)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU A, 5.123%, (TSFR1M + 1.450%), 12/15/2039	$1,000,912	0.6
3,876,872 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 0.978%, 08/25/2036	273,682	0.2
1,000,000 (1)(2)	FS Rialto Issuer LLC 2025-FL10 A, 5.062%, (TSFR1M + 1.385%), 08/19/2042	1,000,026	0.6
1,000,000 (1)(2)	FS Rialto Issuer LLC 2026-FL11 B, 5.565%, (TSFR1M + 1.900%), 01/19/2044	1,001,304	0.6
2,235,423 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1C, 0.000%, 11/29/2050	2,082,362	1.2
3,147,000 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1D, 0.000%, 11/29/2050	2,897,013	1.7
134,053 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	131,659	0.1
653,492 (1)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	513,121	0.3
542,067 (1)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	325,741	0.2
1,250,000 (1)(2)	GS REFT Issuer Ltd. 2026-FL1 A, 5.170%, (TSFR1M + 1.500%), 04/19/2043	1,252,340	0.7
1,000,000 (1)(2)	GSAT Trust 2025-BMF A, 5.173%, (TSFR1M + 1.500%), 07/15/2040	1,000,475	0.6
1,000,000 (1)(2)	GSJP Trust 2025-BEDS A, 5.173%, (TSFR1M + 1.500%), 12/15/2042	995,241	0.6
600,000 (1)(2)	HYT Commercial Mortgage Trust 2024-RGCY B, 6.013%, (TSFR1M + 2.341%), 09/15/2041	601,075	0.4
881,000 (1)(2)	INTOWN Mortgage Trust 2025-STAY C, 5.923%, (TSFR1M + 2.250%), 03/15/2042	881,098	0.5
1,114,012 (1)(2)	KSL Commercial Mortgage Trust 2024-HT2 A, 5.215%, (TSFR1M + 1.542%), 12/15/2039	1,113,410	0.7

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
750,000 (1)(2)	KSL Commercial Mortgage Trust 2025-MH A, 5.266%, (TSFR1M + 1.594%), 12/15/2042	$749,173	0.4
173,608 (1)(2)	LAQ Mortgage Trust 2023-LAQ D, 7.861%, (TSFR1M + 4.188%), 03/15/2036	168,628	0.1
1,000,000 (1)(2)	LoanCore 2025 Issuer LLC 2025-CRE8 C, 5.820%, (TSFR1M + 2.141%), 08/17/2042	1,000,264	0.6
1,000,000 (2)	LQR Trust 2025-CALI A, 5.273%, (TSFR1M + 1.600%), 01/15/2043	994,991	0.6
1,250,000 (1)(2)	MAD Commercial Mortgage Trust 2025-11MD A, 4.437%, 10/15/2042	1,245,575	0.7
750,000 (1)(2)	MF1 LLC 2026-FL21 A, 5.030%, (TSFR1M + 1.350%), 02/18/2041	749,206	0.4
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 B, 4.039%, 05/15/2049	952,010	0.6
700,000 (1)(2)	NYC Commercial Mortgage Trust 2025-28L B, 5.007%, 11/05/2038	699,925	0.4
1,000,000 (1)(2)	ORL Trust 2024-GLKS A, 5.165%, (TSFR1M + 1.493%), 12/15/2039	1,001,249	0.6
219,602 (1)	Prima Capital CRE Securitization Ltd. 2019-7A C, 3.250%, 12/25/2050	215,220	0.1
3,011,482 (1)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	2,894,158	1.7
1,000,000 (1)(2)	PRM Trust 2025-PRM6 A, 4.480%, 07/05/2033	992,769	0.6
1,000,000 (1)(2)	PRM5 Trust 2025-PRM5 A, 4.173%, 03/10/2033	994,318	0.6
2,000,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.316%, 11/08/2049	1,957,620	1.2
1,000,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.728%, 03/15/2037	926,902	0.6
1,000,000 (1)(2)	SWCH Commercial Mortgage Trust 2025-DATA A, 5.115%, (TSFR1M + 1.443%), 02/15/2042	989,047	0.6

See Accompanying Notes to Financial Statements

65

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(2)	WCORE Commercial Mortgage Trust 2024-CORE B, 5.514%, (TSFR1M + 1.842%), 11/15/2041	$1,001,805	0.6
861,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-LC25 D, 3.012%, 12/15/2059	800,976	0.5
9,068,336 (2)(3)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.849%, 10/15/2050	71,127	0.0
5,988,440 (2)(3)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.491%, 08/15/2054	342,527	0.2
1,000,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2025-DWHP A, 6.014%, (TSFR1M + 2.341%), 04/15/2038	1,005,408	0.6
850,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2025-VTT B, 5.126%, 03/15/2038	851,896	0.5
	Total Commercial Mortgage-Backed Securities
	(Cost $58,080,585)	61,199,216	36.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 35.7%
422,109 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.610%, 01/25/2045	339,831	0.2
251,042 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.757%, 03/25/2046	238,082	0.1
903,444 (1)(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	854,872	0.5
451,722 (1)(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	435,966	0.3
541,152 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2021-5 B3A, 3.480%, 11/25/2051	464,536	0.3
569,183 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2022-2 B3A, 3.395%, 12/25/2051	478,011	0.3
694,720 (1)(2)	Bayview Opportunity Master Fund VI Trust 2021-6 B3A, 3.381%, 10/25/2051	588,332	0.3
298,269 (2)	Bear Stearns ALT-A Trust 2005-9 26A1, 4.055%, 11/25/2035	154,254	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
740,544 (1)(2)	Chase Home Lending Mortgage Trust 2024-8 A9A, 5.500%, 08/25/2055	$735,442	0.4
325,951 (1)(2)	CIM Trust 2021-J1 A19, 2.500%, 03/25/2051	268,324	0.2
405,685 (1)(2)	Citigroup Mortgage Loan Trust 2021-J3 B3W, 2.860%, 09/25/2051	335,365	0.2
978,000 (1)	Citigroup Mortgage Loan Trust 2024-CMI1 B2, 6.365%, 06/25/2054	996,374	0.6
783,968 (1)(2)	COLT Mortgage Loan Trust 2021-1 A1, 0.910%, 06/25/2066	683,645	0.4
873,330 (1)(2)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 7.426%, (SOFR30A + 3.764%), 02/25/2040	893,362	0.5
1,054,019 (1)(2)	Connecticut Avenue Securities Trust 2022-R01 1B1, 6.812%, (SOFR30A + 3.150%), 12/25/2041	1,064,084	0.6
602,296 (1)(2)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	480,143	0.3
881,829 (1)	EFMT 2024-RM3 A1A, 5.000%, 12/25/2054	862,091	0.5
602,296 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 6.776%, (SOFR30A + 3.114%), 01/25/2040	610,151	0.4
301,148 (1)(2)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 6.962%, (SOFR30A + 3.300%), 11/25/2041	305,498	0.2
1,761,717 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R02 1B1, 9.212%, (SOFR30A + 5.550%), 01/25/2043	1,873,444	1.1
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 8.412%, (SOFR30A + 4.750%), 06/25/2043	529,992	0.3
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R04 1M2, 5.312%, (SOFR30A + 1.650%), 05/25/2044	999,978	0.6

See Accompanying Notes to Financial Statements

66

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 5.612%, (SOFR30A + 1.950%), 02/25/2045	$501,076	0.3
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R03 2M2, 5.912%, (SOFR30A + 2.250%), 03/25/2045	1,011,249	0.6
361,585 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.124%, 07/25/2048	333,032	0.2
1,299,983 (1)(2)	Flagstar Mortgage Trust 2020-1INV B2A, 4.177%, 03/25/2050	1,195,784	0.7
647,918 (1)(2)	Flagstar Mortgage Trust 2020-1INV B3, 4.177%, 03/25/2050	591,675	0.4
1,505,741 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 7.412%, (SOFR30A + 3.750%), 12/25/2041	1,530,236	0.9
2,845,850 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 B1, 8.412%, (SOFR30A + 4.750%), 02/25/2042	2,914,428	1.7
471,704 (1)(2)	GCAT Trust 2022-INV3 B1, 4.597%, 08/25/2052	442,941	0.3
575,840 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.602%, 05/25/2050	508,774	0.3
896,467 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.965%, 03/25/2050	836,364	0.5
768,072 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 3.965%, 03/25/2050	713,047	0.4
1,177,935 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ5 B3, 2.979%, 10/25/2052	987,968	0.6
610,382 (1)(2)	GS Mortgage-Backed Securities Trust 2023-PJ4 A3, 6.000%, 01/25/2054	615,036	0.4
1,389,260 (1)(2)	GS Mortgage-Backed Securities Trust 2024-INV1 B3, 6.520%, 02/25/2055	1,425,185	0.8
1,100,000 (1)(2)	GS Mortgage-Backed Securities Trust 2025-PJ6 A14, 5.500%, 11/25/2055	1,088,437	0.6

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
674,122 (1)(2)	Hundred Acre Wood Trust 2021-INV3 B3, 3.321%, 12/25/2051	$575,884	0.3
451,722 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	358,317	0.2
588,914 (2)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 4.213%, (TSFR1M + 0.534%), 02/25/2046	457,397	0.3
181,305 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.600%, 06/25/2049	173,693	0.1
405,630 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.146%, 05/25/2052	334,923	0.2
464,436 (1)(2)	J.P. Morgan Mortgage Trust 2022-1 B3, 3.083%, 07/25/2052	378,874	0.2
1,097,518 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 B3, 3.283%, 11/25/2052	914,115	0.5
749,111 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 B3, 5.559%, 07/25/2053	714,473	0.4
257,459 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.685%, 01/25/2044	218,998	0.1
792,612 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.446%, 01/25/2047	710,005	0.4
329,992 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.871%, 11/25/2048	305,298	0.2
343,508 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.778%, 12/25/2048	311,783	0.2
505,358 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.698%, 09/25/2048	464,184	0.3
523,713 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.711%, 10/25/2048	480,977	0.3
736,963 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.218%, 02/25/2050	655,662	0.4
735,801 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.385%, 03/25/2050	657,561	0.4
791,744 (1)(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 5.095%, 10/25/2049	782,580	0.5
896,065 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.339%, 05/25/2050	831,185	0.5
385,491 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.672%, 12/25/2049	372,715	0.2

See Accompanying Notes to Financial Statements

67

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
385,491 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.672%, 12/25/2049	$371,794	0.2
626,212 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.360%, 03/25/2050	583,989	0.3
647,266 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.568%, 12/25/2050	571,589	0.3
380,283 (1)(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.487%, 03/25/2051	336,007	0.2
300,657 (1)(2)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	248,815	0.1
962,487 (1)(2)	JP Morgan Mortgage Trust 2023-10 B3, 6.156%, 05/25/2054	952,152	0.6
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2024-CCM1 A5A, 5.500%, 04/25/2055	986,700	0.6
413,047 (1)(2)	JP Morgan Mortgage Trust 2025-CCM1 A2, 5.500%, 06/25/2055	411,308	0.2
1,100,000 (1)(2)	JP Morgan Mortgage Trust Series 2025-3 M1, 6.783%, 09/25/2055	1,114,399	0.7
178,359 (1)(2)	JP Morgan Trust 2015-1 B3, 5.013%, 12/25/2044	175,322	0.1
528,022 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.312%, 10/25/2048	502,545	0.3
1,050,706 (1)(2)	MFA Trust 2021-INV2 M1, 3.199%, 11/25/2056	854,352	0.5
542,067 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.680%, 09/25/2057	502,035	0.3
332,907 (1)(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	325,474	0.2
1,144,363 (1)(2)	Oaktown Re VII Ltd. 2021-2 M1C, 7.012%, (SOFR30A + 3.350%), 04/25/2034	1,155,957	0.7
357,814 (1)(2)	OBX Trust 2022-J1 A14, 2.500%, 02/25/2052	293,680	0.2
1,034,382 (1)(2)	Oceanview Mortgage Trust 2021-5 B3, 2.967%, 10/25/2051	860,175	0.5
907,006 (1)(2)	PRET Trust 2025-RPL2 A1, 4.000%, 08/25/2064	880,983	0.5
514,590 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.470%, 02/25/2050	465,317	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
410,360 (1)(2)	Sequoia Mortgage Trust 2017-2 B2, 3.547%, 02/25/2047	$387,484	0.2
418,648 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.796%, 08/25/2049	413,394	0.2
760,183 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.499%, 09/25/2049	728,683	0.4
447,650 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.499%, 09/25/2049	433,198	0.3
636,220 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.626%, 03/25/2050	567,942	0.3
516,974 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.303%, 04/25/2050	451,264	0.3
674,098 (1)(2)	Sequoia Mortgage Trust 2021-7 B3, 2.862%, 11/25/2051	565,679	0.3
600,241 (1)(2)	Sequoia Mortgage Trust 2023-1 B2, 5.101%, 01/25/2053	569,159	0.3
485,581 (1)(2)	Sequoia Mortgage Trust 2024-2 A19, 5.983%, 03/25/2054	488,980	0.3
990,398 (1)(2)	Sequoia Mortgage Trust 2025-6 B3, 6.204%, 07/25/2055	975,144	0.6
303,617 (1)(2)	Shellpoint Co.-Originator Trust 2017-2 B3, 3.615%, 10/25/2047	281,858	0.2
168,738 (1)(2)	STAR Trust 2021-1 A3, 1.528%, 05/25/2065	158,363	0.1
903,444 (1)(2)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	818,282	0.5
602,296 (1)(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	575,866	0.3
1,055,938 (2)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	223,652	0.1
328,636 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.831%, 11/25/2057	327,815	0.2
538,236 (1)(2)	UWM Mortgage Trust 2021-INV1 B1, 3.147%, 08/25/2051	460,919	0.3
409,454 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.213%, 12/25/2051	337,282	0.2
1,338,957 (1)(2)	UWM Mortgage Trust 2021-INV5 B3, 3.224%, 01/25/2052	1,124,852	0.7

See Accompanying Notes to Financial Statements

68

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
544,988 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.362%, 12/25/2049	$480,242	0.3
	Total Collateralized Mortgage Obligations
	(Cost $56,900,795)	60,548,284	35.7

ASSET-BACKED SECURITIES: 22.3%
	Other Asset-Backed Securities: 19.7%
300,000 (1)(2)	AB BSL CLO 5 Ltd. 2024-5A C, 5.768%, (TSFR3M + 2.100%), 01/20/2038	300,524	0.2
1,000,000 (1)(2)	AMMC CLO 30 Ltd. 2024-30A CR, 5.343%, (TSFR3M + 1.750%), 04/15/2039	996,810	0.6
730,000 (1)(2)	Apidos CLO XXIV 2016-24A BRR, 5.979%, (TSFR3M + 2.312%), 10/20/2030	730,910	0.4
600,000 (1)(2)	Apidos CLO XXXVI 2021-36A CR, 5.522%, (TSFR3M + 1.800%), 01/20/2039	599,858	0.3
810,810 (1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	791,607	0.5
900,000 (1)(2)	Bain Capital Credit CLO Ltd. 2022-1A CR, 5.518%, (TSFR3M + 1.850%), 10/18/2038	897,980	0.5
500,000 (1)(2)	Balboa Bay Loan Funding Ltd. 2022-1A CR, 5.968%, (TSFR3M + 2.300%), 04/20/2037	500,340	0.3
550,000 (1)(2)	Birch Grove CLO 3 Ltd. 2021-3A CR, 5.468%, (TSFR3M + 1.800%), 01/19/2038	546,718	0.3
750,000 (1)(2)	BlueMountain CLO XXXIV Ltd. 2022-34A CR, 5.568%, (TSFR3M + 1.900%), 04/20/2035	743,873	0.4
597,000 (1)	Bojangles Issuer LLC 2024-1A A2, 6.584%, 11/20/2054	601,099	0.4
750,000 (1)	Cherry Securitization Trust 2025-1A A, 6.130%, 11/15/2032	757,759	0.4
478,938 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	444,571	0.3
350,000 (1)(2)	Elevation CLO Ltd. 2026-19A C, 5.562%, (TSFR3M + 1.900%), 03/31/2038	349,193	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
750,000 (1)(2)	Elmwood CLO 18 Ltd. 2022-5A CRR, 5.668%, (TSFR3M + 2.000%), 07/17/2037	$751,654	0.4
1,050,000 (1)(2)	Galaxy 31 Clo Ltd. 2023-31A CR, 5.672%, (TSFR3M + 2.000%), 07/15/2038	1,052,081	0.6
659,355 (1)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	663,568	0.4
401,076 (1)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	281,527	0.2
450,000 (1)(2)	Market Street CLO Ltd. II 2025-2A C, 5.784%, (TSFR3M + 1.900%), 03/20/2038	448,916	0.3
313,836 (1)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	284,667	0.2
185,600 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	175,110	0.1
239,063 (1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	205,677	0.1
300,000 (1)(2)	Navesink CLO 2 Ltd. 2024-2A CR, 5.722%, (TSFR3M + 2.050%), 01/15/2036	297,450	0.2
500,000 (1)(2)	Navesink Clo 5 Ltd. 2026-5A C, 5.557%, (TSFR3M + 1.850%), 03/31/2039	499,729	0.3
1,500,000 (1)(2)	Oaktree CLO Ltd. 2019-4A CRR, 5.938%, (TSFR3M + 2.270%), 07/20/2037	1,501,138	0.9
250,000 (1)(2)	Oaktree CLO Ltd. 2024-25A C, 6.168%, (TSFR3M + 2.500%), 04/20/2037	250,428	0.1
450,000 (1)(2)	Octagon Investment Partners XVI Ltd. 2013-1A CR, 5.779%, (TSFR3M + 2.112%), 07/17/2030	449,660	0.3
441,852 (1)	Pagaya AI Debt Grantor Trust 2024-11 B, 5.637%, 07/15/2032	444,585	0.3
800,000 (1)(2)	Palmer Square CLO Ltd. 2018-2A BR, 6.171%, (TSFR3M + 2.500%), 04/16/2037	800,994	0.5
1,000,000 (1)(2)	Parallel Ltd. 2023-1A BR, 5.718%, (TSFR3M + 2.050%), 07/20/2036	991,328	0.6

See Accompanying Notes to Financial Statements

69

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
500,000 (1)(2)	Sound Point CLO XXXII Ltd. 2021-4A C, 6.080%, (TSFR3M + 2.412%), 10/25/2034	$500,025	0.3
451,893 (1)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	404,396	0.2
1,897,244 (1)	Sunnova Helios II Issuer LLC 2021-B B, 2.010%, 07/20/2048	1,267,934	0.7
355,836 (1)	Sunnova Helios IV Issuer LLC 2020-AA A, 2.980%, 06/20/2047	313,552	0.2
1,015,455 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	882,514	0.5
872,557 (1)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	842,489	0.5
696,611 (1)	Sunrun Iris Issuer LLC 2023-1A A, 5.750%, 01/30/2059	682,022	0.4
1,845,050 (1)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	1,771,779	1.0
315,241 (1)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	303,222	0.2
402,518 (1)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	367,781	0.2
1,850,000 (1)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	1,854,616	1.1
519,225 (1)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	478,025	0.3
333,280 (1)(2)	Venture 33 CLO Ltd. 2018-33A CR, 6.214%, (TSFR3M + 2.542%), 07/15/2031	333,743	0.2
350,000 (1)(2)	VERDE CLO Ltd. 2019-1A CRR, 5.672%, (TSFR3M + 2.000%), 04/15/2032	350,406	0.2
547,590 (1)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	504,277	0.3
1,712,154 (1)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	1,658,777	1.0
1,650,000 (1)	Wingstop Funding LLC 2024-1A A2, 5.858%, 12/05/2054	1,678,728	1.0
1,883,757 (1)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	1,789,268	1.1
		33,343,308	19.7

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: 2.6%
174,087 (1)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	$172,567	0.1
790,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	715,416	0.4
602,000 (1)	SoFi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	583,298	0.3
632,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	611,373	0.4
1,521,000 (1)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	1,271,841	0.8
1,235,000 (1)	SoFi Professional Loan Program Trust 2020-C BFX, 3.360%, 02/15/2046	1,068,118	0.6
		4,422,613	2.6

	Total Asset-Backed Securities
	(Cost $36,867,431)	37,765,921	22.3

	Total Long-Term Investments
	(Cost $151,848,811)	159,513,421	94.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 5.4%
	Commercial Paper: 3.8%
1,000,000	AutoZone Disc, 3.980%, 04/07/2026	999,238	0.6
500,000	AutoZone, Inc., 3.960%, 04/01/2026	499,946	0.3
500,000	AutoZone, Inc., 3.970%, 04/06/2026	499,673	0.3
1,000,000	Constellation Energy Generation LLC, 4.420%, 04/01/2026	999,879	0.6
1,500,000	Enterprise Products Operating LLC, 4.010%, 04/01/2026	1,499,835	0.9
2,000,000	General Mills, Inc., 3.910%, 04/01/2026	1,999,786	1.1
	Total Commercial Paper
	(Cost $6,499,079)	6,498,357	3.8

See Accompanying Notes to Financial Statements

70

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 1.6%
2,702,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.570%
	(Cost $2,702,000)	$2,702,000	1.6

	Total Short-Term Investments
	(Cost $9,201,079)	$9,200,357	5.4
	Total Investments in Securities
	(Cost $161,049,890)	$168,713,778	99.5
	Assets in Excess of Other Liabilities	904,793	0.5
	Net Assets	$169,618,571	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2026.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	Rate shown is the 7-day yield as of March 31, 2026.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

71

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2026
Asset Table
Investments, at fair value
Commercial Mortgage-Backed Securities	$—	$61,199,216	$—	$61,199,216
Collateralized Mortgage Obligations	—	60,548,284	—	60,548,284
Asset-Backed Securities	—	37,765,921	—	37,765,921
Short-Term Investments	2,702,000	6,498,357	—	9,200,357
Total Investments, at fair value	$2,702,000	$166,011,778	$—	$168,713,778
Other Financial Instruments+
Futures	78,702	—	—	78,702
Total Assets	$2,780,702	$166,011,778	$—	$168,792,480
Liabilities Table
Other Financial Instruments+
Futures	$(478,264)	$—	$—	$(478,264)
Total Liabilities	$(478,264)	$—	$—	$(478,264)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2026, the following futures contracts were outstanding for Voya VACS Series SC Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	189	06/30/26	$39,207,164	$(226,305)
U.S. Treasury 5-Year Note	90	06/30/26	9,736,172	(84,854)
U.S. Treasury 10-Year Note	15	06/18/26	1,665,703	(27,687)
U.S. Treasury Long Bond	27	06/18/26	3,074,625	(84,011)
U.S. Treasury Ultra 10-Year Note	76	06/18/26	8,627,188	(55,407)
			$62,310,852	$(478,264)
Short Contracts:
U.S. Treasury Ultra Long Bond	(24)	06/18/26	(2,797,500)	78,702
			$(2,797,500)	$78,702

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$78,702
Total Asset Derivatives		$78,702

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$478,264
Total Liability Derivatives		$478,264

See Accompanying Notes to Financial Statements

72

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$227,345
Total	$227,345

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(750,465)
Total	$(750,465)

At March 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $160,650,328.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$8,190,717
Gross Unrealized Depreciation	(526,829)
Net Unrealized Appreciation	$7,663,888

See Accompanying Notes to Financial Statements

73

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2026, were as follows:

		Per Share
Fund Name	Type	Amount
Voya VACS Series CB Fund(1)	NII	$0.0865

Voya VACS Series EMHCD Fund	NII	$0.6838
	STCG	$0.0066
	LTCG	$0.0913

Voya VACS Series HYB Fund	NII	$0.6290
	STCG	$0.0067
	LTCG	$0.0701

Voya VACS Series SC Fund	NII	$0.7064
	LTCG	$0.1258

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

(1) Commenced operations January 22, 2026.

Pursuant to Internal Revenue Code Section 871(k)(1), the Funds designate the following percentages of net investment income distributions as interest-related dividends:

Voya VACS Series CB Fund	91.08%
Voya VACS Series EMHCD Fund	9.72%
Voya VACS Series HYB Fund	88.17%
Voya VACS Series SC Fund	89.15%

The Funds designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya VACS Series EMHCD Fund	$961,813
Voya VACS Series HYB Fund	$2,017,798
Voya VACS Series SC Fund	$2,082,865

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

74

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Funds Trust and Voya Separate Portfolios Trust (collectively, the “Trusts”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya VACS Series EMHCD Fund (the “EMHCD Fund”), Voya VACS Series SC Fund (the “SC Fund”), and Voya VACS Series HYB Fund (the “HYB Fund,” and together with the EMHCD Fund and the SC Fund, the “Funds”), each a series of the Trusts, as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trusts, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible

75

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trusts’ Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trusts’ Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted that there is no management fee charged pursuant to the Management Contracts or the Sub-Advisory Contracts. The Board also considered that the Funds have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. In this regard, as noted above, the Board noted that there is no management fee charged pursuant to the Management Contracts or the Sub-Advisory Contracts. The Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to

76

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account that there is no sub-advisory fee payable by the Manager to the Sub-Adviser under the Sub-Advisory Contracts. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

EMHCD Fund

In considering whether to approve the renewal of the Contracts for the EMHCD Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year period and the third quintile for the year-to-date period; and (2) the Fund outperformed its performance benchmark for all periods presented.

In analyzing this performance data, the Board took into account that the Fund commenced operations in February 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the third quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the third quintile.

SC Fund

In considering whether to approve the renewal of the Contracts for the SC Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the first quintile of its Morningstar category for the year-to-date and one-year periods; and (2) the Fund outperformed its performance benchmark for the one-year period and underperformed for the year-to-date period.

In analyzing this performance data, the Board took into account that the Fund commenced operations in March 2023, and therefore had a limited operating history for the

77

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the first quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the first quintile.

HYB Fund

In considering whether to approve the renewal of the Contracts for the HYB Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the first quintile of its Morningstar category for the year-to-date period and the second quintile for the one-year period; and (2) the Fund was equal to its performance benchmark for the year-to-date period and outperformed its performance benchmark for the one-year period.

In analyzing this performance data, the Board took into account that the Fund commenced operations in February 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the second quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2026.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

220645 (0326)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of shareholders of Voya Funds Trust was held September 11, 2025, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposal:

1.	Election of Trustees

	Proposal	Shares voted for	Shares voted against/withheld	Shares abstained	Broker non- vote	Total Shares Voted
Voya Funds Trust
Colleen D. Baldwin	1*	1,050,840,601.106	17,253,054.042	7,605,564.868	0.000	1,075,699,220.016
John V. Boyer	1*	1,048,518,186.602	18,150,973.066	9,030,060.348	0.000	1,075,699,220.016
Jody T. Foster	1*	1,052,238,243.574	15,767,822.963	7,693,153.479	0.000	1,075,699,220.016
Martin J. Gavin	1*	1,049,167,776.387	18,013,415.795	8,518,027.834	0.000	1,075,699,220.016
Dennis Johnson, CFA	1*	1,050,642,320.797	16,696,970.621	8,359,928.598	0.000	1,075,699,220.016
Joseph E. Obermeyer	1*	1,050,138,030.072	16,651,888.647	8,909,301.297	0.000	1,075,699,220.016
Sheryl K. Pressler	1*	1,051,285,125.947	16,774,691.132	7,639,402.937	0.000	1,075,699,220.016
Christopher P. Sullivan	1*	1,050,382,246.401	16,891,528.649	8,425,444.966	0.000	1,075,699,220.016
Mark R. Wetzel	1*	1,057,706,343.155	9,553,936.861	8,438,940.000	0.000	1,075,699,220.016
Christian G. Wilson	1*	1,057,378,327.106	10,253,244.376	8,067,648.534	0.000	1,075,699,220.016

*       Proposal Passed

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $504,532 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Funds Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: June 5, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: June 5, 2026